UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste.200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

AZL® BlackRock Global Allocation Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Consolidated Expense Examples and Portfolio Composition Page 1

Consolidated Schedule of Portfolio Investments Page 2

Consolidated Statement of Assets and Liabilities Page 17

Consolidated Statement of Operations Page 17

Consolidated Statements of Changes in Net Assets Page 18

Consolidated Financial Highlights Page 19

Notes to the Consolidated Financial Statements Page 20

Other Information Page 33

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL BlackRock Global Allocation Fund

Consolidated Expense Examples

(Unaudited)

As a shareholder of the AZL BlackRock Global Allocation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL BlackRock Global Allocation Fund	$1,000.00	$1,072.50	$6.22	1.21%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL BlackRock Global Allocation Fund	$1,000.00	$1,018.79	$6.06	1.21%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Consolidated Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Common Stocks	52.1%
U.S. Treasury Obligations	21.8
Foreign Bonds	9.6
Securities Held as Collateral for Securities on Loan	6.7
Corporate Bonds	4.2
Exchange Traded Funds	3.7
Yankee Dollars	2.6
Money Markets	2.3
Preferred Stocks	1.2
Convertible Bonds	1.0
Bank Loans	0.4
Purchased Options	0.4
Convertible Preferred Stocks	0.3
Collateralized Mortgage Obligations	0.1
Private Placements	—	^
Purchased Swaptions	—	^
Warrants	—	^

Total Investment Securities	106.4
Net other assets (liabilities)	(6.4)

Net Assets	100.0%

^	Represents less than 0.05%

Consolidated Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
United States	67.3%
Japan	9.5
United Kingdom	5.0
France	3.0
Germany	2.4
Australia	1.7
Netherlands	1.5
Mexico	1.4
Poland	1.3
Canada	1.3
All other countries	12.0

Total Investment Securities	106.4
Net other assets (liabilities)	(6.4)

Net Assets	100.0%

1

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (52.1%):
Aerospace & Defense (0.8%):
67,754	BAE Systems plc	$559,742
301	Boeing Co. (The)	59,523
476	Dassault Aviation SA	665,201
389	General Dynamics Corp.	77,060
71,100	Meggitt plc	442,221
276	Northrop Grumman Corp.	70,852
314	Raytheon Co.	50,705
16,533	Safran SA^	1,516,300

		3,441,604

Airlines (1.1%):
16,620	Azul SA, ADR*	350,350
21,110	Delta Air Lines, Inc.	1,134,451
43,600	Japan Airlines Co., Ltd.	1,348,998
25,414	United Continental Holdings, Inc.*	1,912,404

		4,746,203

Auto Components (1.5%):
9,900	Aisin Sieki Co., Ltd.	507,796
21,300	Bridgestone Corp.	919,903
112,683	Cheng Shin Rubber Industry Co., Ltd.	239,877
4,508	Compagnie Generale des Establissements Michelin SCA, Class B^	599,252
23,800	Denso Corp.	1,007,388
2,600	Exedy Corp.	73,398
8,200	Futaba Industrial Co., Ltd.	74,288
1,039	Goodyear Tire & Rubber Co.	36,323
5,400	Koito Manufacturing Co., Ltd.	278,975
330	Lear Corp.	46,887
3,600	Stanley Electric Co., Ltd.	108,894
32,400	Sumitomo Electric Industries, Ltd.	500,056
25,300	Toyota Industries Corp.	1,334,921

		5,727,958

Automobiles (1.0%):
152,000	Brilliance China Automotive Holdings, Ltd.	276,868
45,864	Ford Motor Co.	513,218
19,600	Fuji Heavy Industries, Ltd.	662,576
2,666	Hero MotoCorp, Ltd.	152,550
4,141	Hyundai Motor Co.	577,412
3,540	Maruti Suzuki India, Ltd.	395,572
39,800	Suzuki Motor Corp.	1,891,776

		4,469,972

Banks (3.7%):
24,167	ABN AMRO Group NV	645,698
140,966	Bank of America Corp.	3,419,836
28,770	Citigroup, Inc.	1,924,138
1,048	Fifth Third Bancorp	27,206
226,023	HSBC Holdings plc	2,097,562
79,069	ING Groep NV	1,374,977
18,558	JPMorgan Chase & Co.	1,696,201
34,390	Kotak Mahindra Bank, Ltd.	507,902
45,636	State Bank of India	193,355
39,000	Sumitomo Mitsui Financial Group, Inc.	1,525,913

Shares		Fair Value
Common Stocks, continued
Banks, continued
11,000	SunTrust Banks, Inc.	$623,920
48,593	Svenska Handelsbanken AB, Class A	698,072
10,489	Yes Bank, Ltd.	237,305

		14,972,085

Beverages (0.6%):
15,057	Anheuser-Busch InBev NV	1,665,910
14,500	Asahi Breweries, Ltd.	545,993
376	Constellation Brands, Inc., Class C	72,842
1,304	PepsiCo, Inc.	150,599

		2,435,344

Biotechnology (0.9%):
815	AbbVie, Inc.	59,096
474	Amgen, Inc.	81,637
2,250	Biogen Idec, Inc.*	610,560
30,516	Gilead Sciences, Inc.	2,159,922
9,025	Invitae Corp.*^	86,279
6,441	Shire plc	354,796
1,856	Tesaro, Inc.*^	259,580

		3,611,870

Building Products (0.6%):
10,735	Compagnie de Saint-Gobain SA	574,192
5,000	Daikin Industries, Ltd.	511,430
12,181	Fortune Brands Home & Security, Inc.^	794,688
21,659	Masco Corp.	827,591

		2,707,901

Capital Markets (1.1%):
299	Ameriprise Financial, Inc.	38,060
601	Bank of New York Mellon Corp. (The)	30,663
19,240	Charles Schwab Corp. (The)	826,550
4,896	Goldman Sachs Group, Inc. (The)	1,086,422
36,123	Morgan Stanley	1,609,641
47,706	UBS Group AG	810,094

		4,401,430

Chemicals (2.9%):
14,005	Air Products & Chemicals, Inc.	2,003,555
56,000	Asahi Kasei Corp.	603,322
40,705	Axalta Coating Systems, Ltd.*	1,304,188
30,349	E.I. du Pont de Nemours & Co.	2,449,468
13,413	Evonik Industries AG	428,694
29,000	Formosa Chemicals & Fibre Corp.	91,064
31,000	Formosa Plastics Corp.	94,494
16,600	Hitachi Chemical Co., Ltd.	496,304
5,600	Kuraray Co., Ltd.	101,755
623	LG Chem, Ltd.	158,491
39,000	Nan Ya Plastics Corp.	96,638
8,600	Nitto Denko Corp.	709,531
64,100	PTT Global Chemical Public Co., Ltd.	129,277
19,300	Shin-Etsu Chemical Co., Ltd.	1,753,484
60,200	Toray Industries, Inc.	504,402
153,000	Ube Industries, Ltd.	394,411

Continued

2

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
7,475	Umicore SA	$520,726

		11,839,804

Commercial Services & Supplies (0.0%):
1,600	SECOM Co., Ltd.	121,584

Communications Equipment (0.6%):
1,248	Cisco Systems, Inc.	39,062
30,996	CommScope Holding Co., Inc.*	1,178,778
228,262	Nokia OYJ	1,402,685

		2,620,525

Construction & Engineering (0.4%):
11,000	Chiyoda Corp.	64,816
4,400	ComSys Holdings Corp.	90,711
13,300	Kinden Corp.	214,625
5,000	Maeda Road Construction Co., Ltd.	99,849
5,000	Nippo Corp.	100,675
36,000	Okumura Corp.	242,494
1,000	Sho-Bond Holdings Co., Ltd.	50,508
38,000	Toda Corp.	237,271
6,840	Vinci SA	584,195

		1,685,144

Construction Materials (0.0%):
8,700	Siam Cement PCL	128,595
900	The Siam Cement Public Co., Ltd.	13,356

		141,951

Consumer Finance (0.2%):
587	Capital One Financial Corp.	48,498
10,088	Discover Financial Services	627,373

		675,871

Containers & Packaging (0.2%):
811	Crown Holdings, Inc.*	48,384
1,124	International Paper Co.	63,630
704	Packaging Corp. of America	78,419
12,009	WestRock Co.	680,429

		870,862

Distributors (0.0%):
3,700	Canon Marketing Japan, Inc.	84,308

Diversified Consumer Services (0.0%):
2,618	H&R Block, Inc.	80,922

Diversified Financial Services (0.4%):
1	Berkshire Hathaway, Inc., Class A*	254,700
8,738	Berkshire Hathaway, Inc., Class B*	1,479,955
68,000	Fubon Financial Holdings Co., Ltd.	108,425

		1,843,080

Diversified Telecommunication Services (1.2%):
54,310	Cellnex Telecom SAU	1,122,644
41,000	Chunghwa Telecom Co., Ltd.	145,501
56,468	Deutsche Telekom AG, Registered Shares	1,014,689
13,076	El Towers SpA	757,565
82,000	HKT Trust & HKT, Ltd.	107,555

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
3,400	Nippon Telegraph & Telephone Corp.	$160,855
65,200	Singapore Telecommunications, Ltd.	184,276
1,090,643	Telecom Italia SpA*^	1,010,671
32,883	Telecom Italia SpA	24,324
40,207	Verizon Communications, Inc.	1,795,645

		6,323,725

Electric Utilities (0.8%):
6,692	CEZ	116,753
13,100	Chubu Electric Power Co., Inc.	174,278
13,000	CK Infrastructure Holdings, Ltd.	109,151
14,000	CLP Holdings, Ltd.	148,136
179,491	Enel SpA	966,442
12,000	Hongkong Electric Holdings, Ltd.	105,906
14,095	NextEra Energy, Inc.	1,975,132

		3,595,798

Electrical Equipment (0.4%):
40,000	GS Yuasa Corp.	174,409
2,200	Mabuchi Motor Co., Ltd.	109,756
99,500	Mitsubishi Electric Corp.	1,435,334
287	Rockwell Automation, Inc.	46,483

		1,765,982

Electronic Equipment, Instruments & Components (0.5%):
700	Hirose Electric Co., Ltd.	100,003
39,400	Hon Hai Precision Industry Co., Ltd.	150,638
400	Keyence Corp.	176,091
2,200	Kyocera Corp.	127,565
7,000	Murata Manufacturing Co., Ltd.	1,066,721
28,605	VeriFone Systems, Inc.*^	517,751

		2,138,769

Energy Equipment & Services (0.2%):
622	Helmerich & Payne, Inc.^	33,799
9,677	Schlumberger, Ltd.	637,134

		670,933

Equity Real Estate Investment Trusts (0.2%):
650	American Tower Corp.	86,008
17,000	Link REIT (The)	129,348
300	Simon Property Group, Inc.	48,528
2,675	Unibail-Rodamco SE^	674,420

		938,304

Food & Staples Retailing (0.1%):
7,283	CVS Health Corp.	585,990
2,579	Jeronimo Martins SGPS SA	50,479
1,400	Seven & I Holdings Co., Ltd.	57,735

		694,204

Food Products (1.5%):
38,200	Ajinomoto Co., Inc.	825,627
36,480	Danone SA	2,741,809
3,776	Mondelez International, Inc., Class A	163,085
22,809	Nestle SA, Registered Shares	1,987,515
544	Tyson Foods, Inc., Class A	34,071

Continued

3

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
77,000	Uni-President Enterprises Corp.	$154,450
113,000	Want Want China Holdings, Ltd.^	76,282

		5,982,839

Gas Utilities (0.4%):
13,556	Gas Natural SDG SA	318,482
225,000	Tokyo Gas Co., Ltd.	1,171,939

		1,490,421

Health Care Equipment & Supplies (0.8%):
2,822	Baxter International, Inc.	170,844
65	Cooper Cos., Inc. (The)	15,562
23,600	HOYA Corp.	1,229,292
1,921	Medtronic plc	170,489
220	Stryker Corp.^	30,532
12,437	Zimmer Holdings, Inc.	1,596,910

		3,213,629

Health Care Providers & Services (2.2%):
12,078	Acadia Healthcare Co., Inc.*^	596,412
13,853	Aetna, Inc.	2,103,302
4,300	Alfresa Holdings Corp.	83,052
5,900	Anthem, Inc.	1,109,967
43,744	Brookdale Senior Living, Inc.*	643,474
822	Cardinal Health, Inc.	64,050
13,621	HCA Holdings, Inc.*	1,187,751
260	McKesson Corp.	42,780
5,000	Medipal Holdings Corp.	92,630
36,832	NMC Health plc	1,047,982
456,898	PT Siloam International Hospital Tbk*	387,356
99,143	Spire Healthcare Group plc	418,692
2,200	Suzuken Co., Ltd.	73,159
42,551	Tenet Healthcare Corp.*^	822,936
1,034	UnitedHealth Group, Inc.	191,724

		8,865,267

Hotels, Restaurants & Leisure (0.5%):
13,260	Accor SA	624,769
524	McDonald’s Corp.	80,256
257	Royal Caribbean Cruises, Ltd.	28,072
4,509	Sodexo SA	582,903
9,532	Starbucks Corp.	555,810
692	Wyndham Worldwide Corp.	69,484

		1,941,294

Household Durables (0.4%):
3,000	Alpine Electronics, Inc.	44,962
11,576	Berkeley Group Holdings plc (The)	486,519
1,379	Coway Co., Ltd.	125,381
3,250	Mohawk Industries, Inc.*	785,493
2,800	Rinnai Corp.	261,284

		1,703,639

Household Products (0.0%):
1,759	Colgate-Palmolive Co.	130,395

Shares		Fair Value
Common Stocks, continued
Independent Power & Renewable Electricity Producers (0.2%):
14,830	NextEra Energy Partners LP^	$548,561
13,583	Vistra Energy Corp.^	228,059

		776,620

Industrial Conglomerates (0.8%):
243	3M Co., Class C	50,590
6,695	General Electric Co.	180,832
1,900	Jardine Matheson Holdings, Ltd.	122,017
58,641	Koninklijke Philips Electronics NV	2,087,131
3,963	Siemens AG, Registered Shares	544,828
27,412	Smiths Group plc	571,007

		3,556,405

Insurance (1.5%):
11,212	Allstate Corp. (The)	991,589
486	American International Group, Inc.	30,385
25,136	AXA SA	692,635
834	Axis Capital Holdings, Ltd.	53,926
68,000	Cathay Financial Holding Co., Ltd.	112,068
6,959	Chubb, Ltd.	1,011,699
2,255	Hartford Financial Services Group, Inc. (The)	118,545
11,249	Marsh & McLennan Cos., Inc.	876,972
18,654	MetLife, Inc.	1,024,852
567	Prudential Financial, Inc.	61,315
483	Reinsurance Group of America, Inc.	62,012
20,800	Tokio Marine Holdings, Inc.	864,304
1,187	Travelers Cos., Inc. (The)	150,191
9,403	UnumProvident Corp.	438,462

		6,488,955

Internet & Direct Marketing Retail (1.1%):
3,796	Amazon.com, Inc.*	3,674,528
4,385	Expedia, Inc.^	653,146
10,345	TripAdvisor, Inc.*^	395,179

		4,722,853

Internet Software & Services (1.7%):
11,883	Alibaba Group Holding, Ltd., ADR*^	1,674,315
2,192	Alphabet, Inc., Class C*	1,991,936
95,700	Dropbox, Inc.(a)(b)	1,149,357
15,880	Facebook, Inc., Class A*	2,397,563
5,547	Lookout, Inc.(a)(b)	3,550
774	VeriSign, Inc.*^	71,951

		7,288,672

IT Services (0.8%):
541	Accenture plc, Class C	66,911
158	Alliance Data Systems Corp.	40,557
1,119	Amdocs, Ltd.	72,131
6,193	Global Payments, Inc.	559,352
61,888	Infosys, Ltd.	899,377
6,112	MasterCard, Inc., Class A	742,302
28,949	Sabre Corp.^	630,220
7,562	Visa, Inc., Class A^	709,164

		3,720,014

Continued

4

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Leisure Products (0.0%):
3,100	Yamaha Corp.	$107,320

Life Sciences Tools & Services (0.0%):
743	Thermo Fisher Scientific, Inc.	129,631

Machinery (1.2%):
222	Cummins, Inc.	36,013
21,548	Doosan Bobcat, Inc.	670,637
10,965	GEA Group AG^	449,895
7,600	Hino Motors, Ltd.	84,542
329	Illinois Tool Works, Inc.	47,129
29,900	Komatsu, Ltd.	762,354
31,400	Kubota Corp.	529,212
3,100	Kurita Water Industries, Ltd.	84,606
2,500	Makita Corp.	92,587
83,839	SKF AB, Class B	1,707,371
349	WABCO Holdings, Inc.*	44,501

		4,508,847

Media (2.0%):
3,442	Charter Communications, Inc., Class A*	1,159,439
76,732	Comcast Corp., Class A	2,986,410
9,119	DISH Network Corp., Class A*	572,308
2,791	Liberty Broadband Corp., Class A*	239,440
6,835	Liberty Broadband Corp., Class C*^	592,936
6,520	Liberty Global plc, Class A*	209,422
4,089	Liberty Media Group, Class C*(a)	149,739
10,006	Liberty SiriusXM Group, Class A*	420,052
16,601	Liberty SiriusXM Group, Class C*	692,262
7,600	Nippon Television Holdings, Inc.	127,925
340	Omnicom Group, Inc.^	28,186
67,324	RAI Way SpA	336,152
594	Scripps Networks Interactive, Class C^	40,576
8,600	SKY Perfect JSAT Holdings, Inc.	37,030
3,300	Toho Co., Ltd.	101,725
5,200	TV Asahi Holdings Corp.	93,910
36,349	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	220,808

		8,008,320

Metals & Mining (0.0%):
16,186	Platinum Group Metals, Ltd.*^	13,607
78,543	Platinum Group Metals, Ltd.*^	65,630
483	POSCO	120,999
10,300	Tokyo Steel Manufacturing Co., Ltd.	87,104
2,300	Yamato Kogyo Co., Ltd.	59,072

		346,412

Multiline Retail (0.3%):
20,724	Target Corp.^	1,083,658

Multi-Utilities (0.8%):
846	CenterPoint Energy, Inc.	23,163
54,374	Innogy Se	2,139,715
3,860	National Grid plc	47,900
7,386	Sempra Energy	832,772

		3,043,550

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (4.2%):
37,395	Anadarko Petroleum Corp.	$1,695,489
36,927	BP plc, ADR	1,279,521
56,427	BP plc	325,920
224	Chevron Corp.	23,370
117,372	Coal India, Ltd.	443,662
131,236	EnCana Corp.	1,154,877
11,575	EQT Corp.^	678,179
21,000	Formosa Petrochemical Corp.	72,511
78,400	INPEX Corp.	756,204
71,085	Marathon Oil Corp.^	842,357
42,491	Marathon Petroleum Corp.	2,223,555
33,753	Oil & Natural Gas Corp., Ltd.	82,072
614	Phillips 66	50,772
67,105	Reliance Industries, Ltd.*	1,430,057
37,786	Royal Dutch Shell plc, Class A, ADR	2,009,838
40,598	Royal Dutch Shell plc, Class A	1,079,678
13,209	Snam SpA	57,766
29,200	Thai Oil Public Co., Ltd.	67,921
680	Total SA, ADR	33,721
17,782	Total SA	880,918
1,278	Valero Energy Corp.	86,214
55,727	Williams Cos., Inc. (The)	1,687,414

		16,962,016

Personal Products (0.4%):
21,630	Edgewell Personal Care Co.*^	1,644,313
1,724	Unilever NV	95,264

		1,739,577

Pharmaceuticals (2.4%):
5,200	Astellas Pharma, Inc.	63,678
14,043	Bayer AG, Registered Shares	1,816,695
1,603	Bristol-Myers Squibb Co.	89,319
15,504	Catalent, Inc.*	544,190
91,959	GlaxoSmithKline plc	1,958,459
872	Gw Pharmaceuticals, ADR*	87,418
1,304	Johnson & Johnson Co.	172,506
1,522	Novartis AG, Registered Shares	127,140
3,000	Otsuka Holdings Co., Ltd.	127,959
16,621	Perrigo Co. plc^	1,255,218
79,629	Pfizer, Inc.	2,674,739
10,224	Sanofi-Aventis SA	982,517
1,500	Sawai Pharmaceutical Co., Ltd.	84,326

		9,984,164

Professional Services (0.1%):
303	Manpower, Inc.	33,830
8,876	Randstad Holding NV	518,976

		552,806

Real Estate Management & Development (1.3%):
322,400	CapitaLand, Ltd.	819,884
28,000	Hang Lung Properties, Ltd.	69,940
34,600	Mitsubishi Estate Co., Ltd.	646,460
50,000	Sino Land Co., Ltd.	81,982

Continued

5

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
111,666	Sun Hung Kai Properties, Ltd.	$1,640,646
11,000	Swire Pacific, Ltd., Class A	107,436
49,034	The St. Joe Co.*^	919,388
15,541	Vonovia SE	617,434
17,000	Wharf Holdings, Ltd. (The)	140,924

		5,044,094

Road & Rail (1.0%):
76,500	ComfortDelGro Corp., Ltd.	127,987
18,300	East Japan Railway Co.	1,751,773
14,885	Kansas City Southern	1,557,715
9,800	Kyushu Railway Co.	318,165
5,700	Seino Holdings Co., Ltd.	75,866
7,100	West Japan Railway Co.	502,111

		4,333,617

Semiconductors & Semiconductor Equipment (1.0%):
367	Analog Devices, Inc.	28,553
1,448	Intel Corp.	48,856
579	KLA-Tencor Corp.	52,984
48,512	QUALCOMM, Inc.	2,678,832
30,300	Renesas Electronics Corp.*	265,136
12,200	ROHM Co., Ltd.	940,004

		4,014,365

Software (1.9%):
488	Adobe Systems, Inc.*	69,023
5,969	Electronic Arts, Inc.*	631,043
2,015	Intuit, Inc.	267,612
11,965	Microsoft Corp.	824,747
2,300	Nintendo Co., Ltd.	769,890
7,986	Nuance Communications, Inc.*	139,036
26,331	Snap, Inc., Class A*^	467,902
3,000	Trend Micro, Inc.	154,801
68,532	Uber Technologies, Inc.(a)(b)	3,692,504
9,730	UbiSoft Entertainment SA*	552,358
6,327	VMware, Inc., Class A*^	553,170

		8,122,086

Specialty Retail (1.3%):
5,634	Advance Auto Parts, Inc.	656,868
6,749	Bed Bath & Beyond, Inc.^	205,170
5,846	Home Depot, Inc. (The)	896,776
27,039	Lowe’s Cos., Inc.	2,096,334
2,641	O’Reilly Automotive, Inc.*^	577,692
800	Shimamura Co., Ltd.	97,921
14,777	Urban Outfitters, Inc.*^	273,966
12,502	Williams-Sonoma, Inc.^	606,347
12,900	Yamada Denki Co., Ltd.	64,111

		5,475,185

Technology Hardware, Storage & Peripherals (1.1%):
28,338	Apple, Inc.(c)	4,081,238
2,800	Fujifilm Holdings Corp.	100,805
48,350	Pure Storage, Inc., Class A*^	619,364

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
397	Western Digital Corp.	$35,174

		4,836,581

Textiles, Apparel & Luxury Goods (0.5%):
11,137	Luxottica Group SpA	646,123
25,337	Michael Kors Holdings, Ltd.*	918,466
250	PVH Corp.	28,625
6,644	Ralph Lauren Corp.	490,327

		2,083,541

Tobacco (0.1%):
1,380	Altria Group, Inc.	102,769
3,200	Japan Tobacco, Inc.	112,488
4,328	KT&G Corp.	442,385

		657,642

Trading Companies & Distributors (0.0%):
453	United Rentals, Inc.*^	51,058

Transportation Infrastructure (0.0%):
8,000	Kamigumi Co., Ltd.	83,967

Wireless Telecommunication Services (1.2%):
30,300	Advanced Information Service plc	158,416
2,383	China Mobile, Ltd., ADR	126,513
44,000	Far EasTone Telecommunications Co., Ltd.	112,112
89,900	Intouch Holdings Public Co., Ltd.	150,884
14,100	KDDI Corp.	373,588
9,900	NTT DoCoMo, Inc.	233,722
562	SK Telecom Co., Ltd.	130,495
46,000	Taiwan Mobile Co., Ltd.	172,900
21,410	Vodafone Group plc, ADR	615,109
648,566	Vodafone Group plc	1,840,143

		3,913,882

Total Common Stocks (Cost $180,273,787)		217,569,455

Preferred Stocks (1.2%):
Banks (0.2%):
14,703	Citigroup Capital XIII, Series A, 7.54%^	381,983
7,094	U.S. Bancorp, Series F, 6.50%^	210,621
84,000	USB Capital IX, 3.50%	74,584

		667,188

Commercial Services & Supplies (0.0%):
2,054	Stericycle, Inc., 5.25%^	137,495

Consumer Finance (0.1%):
16,151	GMAC Capital Trust I, Series 2, 6.97%	423,156

Equity Real Estate Investment Trusts (0.1%):
6,282	Welltower, Inc., Series I, 6.50%	416,245

Health Care Providers & Services (0.2%):
16,242	Anthem, Inc., 5.25%	857,903
143,925	Grand Rounds, Inc.(a)(b)	437,532

		1,295,435

Internet Software & Services (0.2%):
63,925	Lookout, Inc., Preferred Shares, Series F*(a)(b)	636,693

Continued

6

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Preferred Stocks, continued
Multi-Utilities (0.2%):
13,401	Dominion Resources, Inc., 6.75%^	$674,338

Software (0.2%):
116,157	Palantir Technologies, Inc., Series I*(a)(b)	930,418

Total Preferred Stocks (Cost $4,722,123)		5,180,968

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.	169

Total Warrant (Cost $—)		169

Convertible Preferred Stocks (0.3%):
Banks (0.0%):
131	Wells Fargo & Co., Series L, Class A, 7.50%	171,774

Internet Software & Services (0.3%):
144,482	Domo, Inc., Series E*(a)(b)	1,277,221

Total Convertible Preferred Stocks (Cost $1,361,004)		1,448,995

Private Placements (0.0%):
Household Durables (0.0%):
$3,065,000	AliphCom, Inc., 12.00%, 4/1/20(a)(b)(d)	76,931
23,389	Jawbone, 0.00%*(a)(b)	63,852

		140,783

Oil, Gas & Consumable Fuels (0.0%):
268,000	Project Samson BND Corp., 12.00%, 4/1/20(a)(b)(d)	6,727

Total Private Placements (Cost $3,333,000)		147,510

Convertible Bonds (1.0%):
Diversified Telecommunication Services (0.2%):
300,000	Telefonica SA, Series TIT, 6.00%, 7/24/17+(e)	323,002
500,000	Telefonica SA, Series TEF, 4.90%, 9/25/17+	530,457

		853,459

Electrical Equipment (0.0%):
56,000	Suzlon Energy, Ltd., Series SUEL, 5.75%, 7/16/19(d)(e)	61,600

Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(b)(f)	2,000

Multi-Utilities (0.0%):
3,561	Dominion Resources, Inc., 6.38%, 7/1/17^	170,216

Oil, Gas & Consumable Fuels (0.2%):
486,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	126,360
596,000	Cobalt International Energy, Inc., 3.13%, 5/15/24	119,200
631,620	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(e)	486,347

		731,907

Pharmaceuticals (0.3%):
700,000	Bayer Capital Corp. BV, 5.63%, 11/22/19+(e)	973,186

Real Estate Management & Development (0.0%):
250,000	CapitaLand, Ltd., 1.95%, 10/17/23+(e)	185,992

Wireless Telecommunication Services (0.3%):
6,358	Mandatory Exchange Trust, 5.75%, 6/1/19	1,038,961

Total Convertible Bonds (Cost $4,943,518)		4,017,321

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Bank Loans (0.4%):
Capital Markets (0.2%):
$102,223	Sheridan Production Partners, 4.25%, 12/2/20(d)	$86,890
38,134	Sheridan Production Partners, 4.25%, 12/16/20(d)	32,414
734,687	Sheridan Production Partners, 4.25%, 12/16/20(d)	624,483

		743,787

Energy Equipment & Services (0.1%):
178,464	Drillships Financing Holdings, Inc., 5.50%, 3/31/21(d)	114,440
373,668	Seadrill, Ltd., 4.00%, 2/21/21(d)	237,653

		352,093

Hotels, Restaurants & Leisure (0.1%):
525,310	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(d)	526,681

Oil, Gas & Consumable Fuels (0.0%):
151,147	Fieldwood Energy LLC, 8.38%, 9/20/20(d)	83,509
111,961	Fieldwood Holdings LLC, 0.00%, 8/31/20(d)	104,404

		187,913

Total Bank Loans (Cost $2,198,148)		1,810,474

Collateralized Mortgage Obligations (0.1%):
459,000	Logistics UK, Class F, Series 2015-1A, 4.05%, 8/20/25(a)(d)	583,826

Total Collateralized Mortgage Obligations (Cost $690,565)		583,826

Corporate Bonds (4.2%):
Banks (0.5%):
163,000	Bank of America Corp., 2.60%, 1/15/19	164,535
348,000	Bank of America Corp., 3.30%, 1/11/23, MTN	354,855
325,000	Citigroup, Inc., 2.70%, 3/30/21	327,157
149,000	Citigroup, Inc., 2.90%, 12/8/21, Callable 11/8/21 @ 100	150,510
389,000	Citigroup, Inc., Series O, 5.87%, 12/29/49, Callable 3/27/20 @ 100^(d)	408,531
449,000	JPMorgan Chase & Co., 2.30%, 8/15/21, Callable 8/15/20 @ 100	446,387
137,000	JPMorgan Chase & Co., 4.35%, 8/15/21	146,639
360,000	JPMorgan Chase & Co., 2.16%, 1/15/23, Callable 1/15/22 @ 100(d)	362,182

		2,360,796

Biotechnology (0.2%):
353,000	AbbVie, Inc., 2.50%, 5/14/20, Callable 4/14/20 @ 100	357,093
286,000	AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100	285,290

		642,383

Capital Markets (0.5%):
1,033,000	Goldman Sachs Group, Inc., 2.60%, 12/27/20, Callable 12/27/19 @ 100	1,038,500
321,000	Goldman Sachs Group, Inc. (The), Series L, 5.70%, 12/29/49, Callable 5/10/19 @ 100(d)	334,081
337,000	Goldman Sachs Group, Inc. (The), Series M, 5.38%, 12/31/49, Callable 5/10/20 @ 100(d)	354,119
238,000	Morgan Stanley, Series H, 5.45%, 7/29/49, Callable 7/15/19 @ 100^(d)	246,449

		1,973,149

Continued

7

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Chemicals (0.2%):
$351,000	E.I. Du Pont De Nemours & Co., 2.20%, 5/1/20	$352,905
195,000	Sherwin Williams Co., 2.25%, 5/15/20	195,436
115,000	Sherwin Williams Co., 2.75%, 6/1/22, Callable 5/1/22 @ 100	114,931

		663,272

Communications Equipment (0.0%):
53,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21	60,221

Consumer Finance (0.4%):
203,000	Ally Financial, Inc., 3.50%, 1/27/19^	205,791
209,000	American Express Co., Series C, 5.01%, 12/29/49, Callable 3/15/20 @ 100^(d)	212,449
640,000	American Express Credit, 2.70%, 3/3/22, Callable 1/31/22 @ 100, MTN^	645,896
264,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	270,753
200,000	Ford Motor Credit Co. LLC, 2.26%, 3/28/19	200,545
132,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100	134,165
87,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	89,360

		1,758,959

Diversified Financial Services (0.1%):
231,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100	234,061

Diversified Telecommunication Services (0.5%):
648,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	648,335
1,576,000	Verizon Communications, 3.13%, 3/16/22^	1,599,260
80,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100^	78,417
156,000	Verizon Communications, Inc., 2.63%, 8/15/26	143,488

		2,469,500

Equity Real Estate Investment Trusts (0.0%):
140,000	American Tower Corp., 3.40%, 2/15/19	142,925

Health Care Equipment & Supplies (0.3%):
135,000	Becton, Dickinson & Co., 2.68%, 12/15/19	136,653
306,000	Becton, Dickinson & Co., 3.13%, 11/8/21^	311,688
245,000	Becton, Dickinson & Co., 2.89%, 6/6/22, Callable 5/6/22 @ 100	245,766
368,000	Medtronic, Inc., 3.15%, 3/15/22	380,820

		1,074,927

Hotels, Restaurants & Leisure (0.1%):
231,000	Hilton Worldwide Finance LLC, 4.63%, 4/1/25, Callable 4/1/20 @ 102.31(e)	238,219

Industrial Conglomerates (0.1%):
38,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN	41,743
196,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(d)	197,960
332,000	General Electric Co., Series D, 5.00%, 12/31/49, Callable 1/21/21 @ 100(d)	352,385

		592,088

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Insurance (0.1%):
$184,000	Prudential Financial, Inc., 5.87%, 9/15/42, Callable 9/15/22 @ 100(d)	$205,012
122,000	Prudential Financial, Inc., 5.62%, 6/15/43, Callable 6/15/23 @ 100(d)	134,048

		339,060

Internet Software & Services (0.0%):
163,000	eBay, Inc., 3.80%, 3/9/22, Callable 2/9/22 @ 100^	170,335

Media (0.2%):
114,000	Cablevision Systems Corp., 5.88%, 9/15/22^	119,843
265,000	CCO Holdings LLC/Capital Corp., 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(e)	270,962
47,150	Delta Topco, Ltd., 2.00%, 7/23/19(a)(b)	70,187
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100	212,572

		673,564

Multiline Retail (0.0%):
156,194	Neiman Marcus Group, Ltd., Inc., 0.00%, 10/25/20(d)	116,821

Oil, Gas & Consumable Fuels (0.0%):
254,386	Fieldwood Energy LLC, 0.00%, 9/30/20(d)	200,329

Personal Products (0.1%):
179,000	Edgewell Personal Care Co., 4.70%, 5/19/21	190,635
167,000	Edgewell Personal Care Co., 4.70%, 5/24/22	178,273

		368,908

Pharmaceuticals (0.1%):
149,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(e)	162,679
228,000	Mylan, Inc., 2.55%, 3/28/19	229,646

		392,325

Real Estate Management & Development (0.1%):
473,000	Global Logistic Properties, Ltd., 3.88%, 6/4/25(b)(e)	449,768

Semiconductors & Semiconductor Equipment (0.2%):
386,000	QUALCOMM, Inc., 3.00%, 5/20/22	395,856
315,000	QUALCOMM, Inc., 2.60%, 1/30/23, Callable 12/30/22 @ 100	313,851

		709,707

Software (0.1%):
80,000	Activision Blizzard, Inc., 2.30%, 9/15/21, Callable 8/15/21 @ 100	79,479
502,000	Oracle Corp., 1.90%, 9/15/21, Callable 8/15/21 @ 100	497,586

		577,065

Technology Hardware, Storage & Peripherals (0.3%):
544,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100	556,149
510,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100	515,957

		1,072,106

Continued

8

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services (0.1%):
$53,000	T-Mobile USA, Inc., 4.00%, 4/15/22, Callable 3/16/22 @ 100^	$55,157
210,000	T-Mobile USA, Inc., 6.00%, 4/15/24, Callable 4/15/19 @ 104.5	224,700

		279,857

Total Corporate Bonds (Cost $17,327,281)		17,560,345

Foreign Bonds (9.6%):
Banks (0.2%):
330,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 126+(d)	806,382

Sovereign Bond (9.4%):
1,976,000	Australian Government, Series 124, 5.75%, 5/15/21+(e)	1,725,484
3,549,000	Australian Government, Series 128, 5.75%, 7/15/22+(e)	3,187,180
598,000	Australian Government, Series 133, 5.50%, 4/21/23+(e)	539,499
1,328,000	Australian Government, 3.00%, 3/21/47+(e)	928,398
2,485,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/18+(g)	754,135
1,221,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 8/15/22+(g)	1,147,131
6,378,000	Brazil Nota do Tesouro Nacional, Series NTNF, 0.20%, 1/1/23+(g)	1,904,566
1,778,707	Bundesrepub. Deutshland, 0.40%, 8/15/26+(e)	1,958,946
4,246,000	Canadian Government, 0.50%, 8/1/18+	3,256,150
1,043,000	Canadian Government, 0.75%, 3/1/21+	788,734
218,500,000	Japan Treasury Discount Bill, Series 362, 0.10%, 3/15/18+	1,946,080
273,450,000	Japan Treasury Discount Bill, Series 369, 0.10%, 10/15/18+	2,438,121
29,939,200	Mexican Bonos Desarr, 8.50%, 12/13/18+(d)(h)	1,687,498
59,970,300	Mexican Bonos Desarr, Series M, 6.50%, 6/10/21+(d)(h)	3,292,003
2,364,000	New Zealand Government, Series 0521, 6.00%, 5/15/21+	1,960,913
3,897,000	Poland Government Bond, Series 0725, 3.25%, 7/25/25+	1,060,813
3,922,000	Poland Government Bond, Series 0726, 2.50%, 7/25/26+	1,000,325
12,960,000	Poland Government Bond, 2.50%, 7/25/27+	3,255,133
217,000	Republic of Argentina, 3.88%, 1/15/22^+(e)	246,264
488,000	Republic of Indonesia, 2.63%, 6/14/23+(e)	584,758
3,995,000	Republic of Turkey, 11.00%, 3/2/22+(d)	1,157,263
997,092	United Kingdom Treasury, 0.50%, 7/22/22+	1,285,975
2,126,818	United Kingdom Treasury, 2.75%, 9/7/24+(e)	3,119,091

		39,224,460

Total Foreign Bonds (Cost $39,470,494)		40,030,842

Yankee Dollars (2.6%):
Banks (0.5%):
485,000	BNP Paribas SA, 2.40%, 12/12/18	489,108

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$273,000	Export-Import Bank of Korea, 2.63%, 12/30/20	$274,188
614,000	HSBC Holdings plc, 6.38%, 12/29/49, Callable 9/17/24 @ 100^(d)	643,165
403,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19	412,942

		1,819,403

Capital Markets (0.1%):
207,000	UBS Group AG, 4.13%, 9/24/25(e)	216,985

Diversified Telecommunication Services (0.2%):
272,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 8/7/17 @ 102.5	250,920
89,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104(e)	95,898
289,000	Telecom Italia SpA, 5.30%, 5/30/24^(e)	309,953

		656,771

Food Products (0.1%):
408,000	Danone SA, 2.59%, 11/2/23, Callable 9/2/23 @ 100(e)	398,076

Hotels, Restaurants & Leisure (0.0%):
107,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13^(e)	106,325

Industrial Conglomerates (0.0%):
200,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(e)	77,000

Oil, Gas & Consumable Fuels (0.4%):
634,000	Petrobras Global Finance, 6.13%, 1/17/22	653,971
339,000	Petroleos Mexicanos, 4.88%, 3/11/22(d)(e)	365,612
358,000	Petroleos Mexicanos, 4.63%, 9/21/23	362,296

		1,381,879

Paper & Forest Products (0.2%):
1,018,000	TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56(a)	763,500

Pharmaceuticals (0.1%):
300,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	309,245

Road & Rail (0.0%):
527,380	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 7/24/17 @ 100(a)	18,458

Sovereign Bond (1.0%):
234,000	Federal Republic of Brazil, 4.88%, 1/22/21	245,232
257,000	Federal Republic of Brazil, 2.63%, 1/5/23^	238,046
279,000	Republic of Argentina, 6.88%, 4/22/21	298,530
356,000	Republic of Argentina, 5.63%, 1/26/22^	364,544
812,000	Republic of Argentina, 7.50%, 4/22/26^	874,930
527,000	Republic of Argentina, 6.88%, 1/26/27^	545,972
322,000	Republic of Hungary, 6.25%, 1/29/20	352,268
894,000	Republic of Hungary, 6.38%, 3/29/21	1,005,303
233,000	Republic of Indonesia, 6.88%, 1/17/18(e)	239,058
200,000	Republic of Indonesia, 3.70%, 1/8/22(e)	205,539
144,000	Republic of Poland, 5.00%, 3/23/22^	159,840

Continued

9

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bond, continued
$461,000	Saudi International Bond, 2.38%, 10/26/21(e)	$453,624

		4,982,886

Total Yankee Dollars (Cost $11,312,800)		10,730,528

U.S. Treasury Obligations (21.8%):
U.S. Treasury Bills (8.4%)
8,000,000	0.38%, 7/6/17(i)	7,999,496
6,000,000	0.60%, 7/13/17(i)	5,998,710
7,382,000	0.66%, 7/20/17(i)	7,379,276
14,000,000	0.85%, 8/17/17(i)	13,984,180

		35,361,662

U.S. Treasury Notes (12.5%)
1,000,000	0.75%, 12/31/17(j)	997,995
893,300	1.13%, 7/31/21	870,689
14,210,400	1.88%, 4/30/22	14,207,629
14,545,600	1.75%, 5/31/22	14,460,376
13,110,500	1.75%, 6/30/22	13,025,492
8,260,200	2.25%, 2/15/27	8,221,807

		51,783,988

U.S. Treasury Inflation Index Notes (0.9%)
3,842,600	0.38%, 1/15/27	3,820,273

Total U.S. Treasury Obligations (Cost $91,049,117)		90,965,923

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $184,799)		$134,714

Purchased Options (0.4%):
Total Purchased Options (Cost $1,518,547)		1,547,230

Exchange Traded Funds (3.7%):
$2,334	ETFS Platinum Trust(j)	206,209
2,764	ETFS Physical Palladium Shares(j)	223,025
61,700	iShares Gold Trust(j)	736,698
119,724	SPDR Gold Trust(c)(j)	14,129,826

Total Exchange Traded Fund (Cost $15,545,875)		15,295,758

Securities Held as Collateral for Securities on Loan (6.7%):
27,944,075	AZL BlackRock Global Allocation Fund Securities Lending Collateral Account(k)	27,944,075

Total Securities Held as Collateral for Securities on Loan (Cost $27,944,075)		27,944,075

Unaffiliated Investment Company (2.3%):
9,831,542	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.75%(i)	9,831,542

Total Unaffiliated Investment Company (Cost $9,831,542)		9,831,542

Total Investment Securities (Cost $411,706,676)(l) — 106.4%		444,799,675
Net other assets (liabilities) — (6.4)%		(27,067,406)

Net Assets — 100.0%		$417,732,269

Percentages indicated are based on net assets as of June 30, 2017.

ADR—American Depositary Receipt

MTN—Medium Term Note

SPDR—Standard & Poor’s Depository Receipts

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $27,069,390.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2017, these securities represent 2.36% of the net assets of the fund.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2017. The total of all such securities represent 2.11% of the net assets of the fund.

(c)	All or a portion of this security has been pledged as collateral for open derivative positions.

(d)	Variable rate security. The rate presented represents the rate in effect at June 30, 2017. The date presented represents the final maturity date.

(e)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(f)	Defaulted bond.

(g)	Principal amount is stated in 1,000 Brazilian Real Units.

(h)	Principal amount is stated in 100 Mexican Peso Units.

(i)	The rate represents the effective yield at June 30, 2017.

(j)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).

(k)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(l)	See Federal Tax Information listed in the Consolidated Notes to the Financial Statements.

Continued

10

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2017:

Country	Percentage
Argentina	0.7%
Australia	1.7%
Belgium	0.5%
Bermuda	— %^
Brazil	1.1%
Canada	0.9%
Cayman Islands	— %^
Chile	— %^
China	0.4%
Czech Republic	— %^
European Community	0.1%
Finland	0.3%
France	2.9%
Germany	2.2%
Guernsey	— %^
Hong Kong	0.9%
Hungary	0.3%
India	1.0%
Indonesia	0.3%
Ireland (Republic of)	0.3%
Italy	1.1%
Japan	8.9%

Country	Percentage
Jersey	0.1%
Liberia	— %^
Luxembourg	0.1%
Mexico	1.3%
Netherlands	1.3%
New Zealand	0.4%
Poland	1.2%
Portugal	0.1%
Republic of Korea (South)	0.6%
Saudi Arabia	0.1%
Singapore	0.3%
Spain	0.5%
Sweden	0.5%
Switzerland	0.9%
Taiwan, Province Of China	0.4%
Thailand	0.1%
Turkey	0.3%
United Arab Emirates	0.2%
United Kingdom	4.6%
United States	63.4%

100.0%

^	Represents less than 0.05%

Securities Sold Short (-0.7%):

At June 30, 2017, the funds securities sold short were as follows:

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Bank of Montreal	$(459,273)	$(524,568)	$(65,295)
Caterpillar, Inc.	(578,141)	(636,271)	(58,130)
Procter & Gamble Co. (The)	(599,100)	(587,740)	11,360
ProLogis, Inc.	(787,709)	(927,568)	(139,859)
Royal Bank of Canada	(579,958)	(649,011)	(69,053)

	$(3,004,181)	$(3,325,158)	$(320,977)

Futures Contracts

Cash of $229,430 has been segregated to cover margin requirements for the following open contracts as of June 30, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 September Futures (Euro)	Short	9/15/17	(4)	$(156,728)	$4,928
NASDAQ 100 E-Mini September Futures (U.S. Dollar)	Short	9/15/17	(32)	(3,617,760)	51,875
Nikkei 225 Index September Futures (Japanese Yen)	Short	9/7/17	(6)	(535,257)	(1,753)
Russell 2000 Mini Index September Futures (U.S. Dollar)	Short	9/15/17	(52)	(3,677,180)	(15,899)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	Short	9/15/17	(11)	(1,331,495)	9,282
SGX NIFTY 50 Index July Futures (U.S. Dollar)	Long	7/27/17	36	685,332	(2,485)

Total					$45,948

Continued

11

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Option Contracts

Over-the-counter options purchased as of June 30, 2017 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date		Contracts	Fair Value
AFLAC, Inc.	Goldman Sachs	Call	85.00	USD	1/19/18	6,458	$6,213
Allstate Corp.	Goldman Sachs	Call	80.00	USD	1/19/18	2,374	24,007
BB&T Corp.	Goldman Sachs	Call	40.00	USD	1/19/18	4,610	28,533
BP plc	UBS Warburg	Call	40.00	USD	1/21/19	35,706	35,441
Capital One Financial Corp.	Goldman Sachs	Call	80.00	USD	1/19/18	4,719	34,730
Chevron Corp.	UBS Warburg	Call	125.00	USD	1/21/19	11,322	23,334
Citigroup,Inc.	Goldman Sachs	Call	42.00	USD	1/19/18	2,836	22,651
CME Group Inc.	Goldman Sachs	Call	115.00	USD	1/19/18	2,642	33,653
Conocophilips	UBS Warburg	Call	52.50	USD	1/21/19	18,525	43,119
E*Trade Financial Corp.	Goldman Sachs	Call	35.00	USD	1/19/18	10,104	52,523
Euro Stoxx 50 Index	Deutsche Bank	Call	3426.55	EUR	9/21/18	106	24,790
Euro Stoxx 50 Index	Citigroup	Call	3650.00	EUR	12/15/17	333	18,019
Exxon Mobil Corp.	UBS Warburg	Call	95.00	USD	1/21/19	7,698	10,886
Fifth Third Bancorp	Goldman Sachs	Call	25.00	USD	1/19/18	7,529	18,606
Franklin Resources, Inc.	Goldman Sachs	Call	45.00	USD	1/19/18	10,902	30,000
MetLife, Inc.	Goldman Sachs	Call	52.50	USD	1/19/18	7,529	36,054
Munulife Financial Corp.	Goldman Sachs	Call	22.00	CAD	1/19/18	9,461	19,630
Occidental Petroleum Corp.	UBS Warburg	Call	75.00	USD	1/21/19	16,542	23,875
Royal Dutch Shell plc	UBS Warburg	Call	60.00	USD	1/21/19	20,381	29,098
Schlumberger, Ltd.	UBS Warburg	Call	90.00	USD	1/21/19	11,142	9,783
Suncor Energy, Inc.	UBS Warburg	Call	35.00	USD	1/21/19	24,040	30,965
SunTrust Banks, Inc.	Goldman Sachs	Call	55.00	USD	1/19/18	6,467	30,541
Synchrony Financial	Goldman Sachs	Call	35.00	USD	1/19/18	12,075	9,917
TD Ameritrade Holding Corp.	Goldman Sachs	Call	40.00	USD	1/19/18	12,170	59,657
The Charles Schwab Corp.	Goldman Sachs	Call	40.00	USD	1/19/18	7,529	38,949
Tokyo Stock Exchange Price Index	Goldman Sachs	Call	1600.00	JPY	7/14/17	130,490	25,538
Tokyo Stock Exchange Price Index	Societe Generale	Call	1600.00	JPY	8/10/17	131,986	39,038
Tokyo Stock Exchange Price Index	UBS Warburg	Call	1600.00	JPY	9/08/17	88,751	33,374
Total SA	UBS Warburg	Call	60.00	USD	1/21/19	24,551	21,456
Travelers Companies, Inc.	Goldman Sachs	Call	135.00	USD	1/19/18	4,416	7,617
Wells Fargo & Co.	Goldman Sachs	Call	55.00	USD	1/19/18	15,995	52,894

Total (Cost $751,921)							$874,891

Over-the-counter options written as of June 30, 2017 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Tokyo Stock Exchange Price Index	Societe Generale	Call	1700.00	JPY	8/10/17	131,985	$(2,406)
Tokyo Stock Exchange Price Index	UBS Warburg	Call	1750.00	JPY	9/08/17	88,751	(1,519)
BP plc	UBS Warburg	Put	25.00	USD	1/21/19	35,706	(32,893)
Chevron Corp.	UBS Warburg	Put	80.00	USD	1/21/19	11,322	(37,222)
Conocophilips	UBS Warburg	Put	35.00	USD	1/21/19	18,525	(42,968)
Euro Stoxx 50 Index	Deutsche Bank	Put	2586.07	EUR	9/21/18	106	(7,451)
Exxon Mobil Corp.	UBS Warburg	Put	60.00	USD	1/21/19	7,698	(13,432)
Occidental Petroleum Corp.	UBS Warburg	Put	45.00	USD	1/21/19	16,542	(38,738)
Royal Dutch Shell plc	UBS Warburg	Put	40.00	USD	1/21/19	20,381	(30,809)
Schlumberger, Ltd.	UBS Warburg	Put	60.00	USD	1/21/19	11,142	(56,981)
Suncor Energy, Inc.	UBS Warburg	Put	25.00	USD	1/21/19	24,040	(49,923)
Tokyo Stock Exchange Price Index	Goldman Sachs	Put	1475.00	JPY	7/14/17	65,246	(316)
Total SA	UBS Warburg	Put	40.00	USD	1/21/19	24,551	(49,452)

Total (Premiums $422,425)							$(364,110)

Continued

12

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Exchange-traded options purchased as of June 30, 2017 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
ETFS Physical Swiss Gold Shares(a)	Call	125.00	USD	9/15/17	13,298	$12,507
SPDR Gold Shares(a)	Call	121.00	USD	7/21/17	11,905	3,018
SPDR Gold Shares(a)	Call	123.00	USD	7/21/17	6,903	852
SPDR Gold Shares(a)	Call	121.00	USD	8/18/17	11,249	8,740
SPDR Gold Shares(a)	Call	122.00	USD	10/20/17	9,269	15,724
SPDR Gold Shares(a)	Call	120.00	USD	11/17/17	11,386	33,087
SPDR Gold Shares(a)	Call	120.00	USD	12/15/17	10,750	36,600
SPDR Gold Trust(a)	Call	122.00	USD	9/29/17	14,970	19,852
WYNN Resorts, Ltd.	Call	140.00	USD	9/15/17	4	2,350

Total (Cost $342,819)						$132,730

Exchange-traded options written as of June 30, 2017 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
ETFS Physical Swiss Gold Shares(a)	Call	140.00	USD	9/15/17	13,298	$(1,309)
SPDR Gold Shares(a)	Call	146.00	USD	10/20/17	93	(903)
SPDR Gold Shares(a)	Call	137.00	USD	11/17/17	113	(3,851)
SPDR Gold Shares(a)	Call	137.00	USD	12/15/17	10,750	(5,190)
SPDR Gold Shares(a)	Put	105.00	USD	10/20/17	93	(1,929)
SPDR Gold Shares(a)	Put	103.00	USD	11/17/17	113	(2,648)
SPDR Gold Trust(a)	Put	105.00	USD	9/29/17	14,970	(2,052)
WYNN Resorts, Ltd.	Put	125.00	USD	9/15/17	4	(1,970)

Total (Premiums $75,569)						$(19,852)

Over-the-counter currency options purchased as of June 30, 2017 were as follows:

Description	Counterparty	Strike Price		Expiration Date	Notional Amount	Fair Value
Brazilian Real Call Currency Option (BRL/USD)	BNP Paribas	3.19	USD	10/27/17	13,340	$87,131
European Dollar Put Currency Option (USD/EUR)	UBS Warburg	1.20	EUR	3/27/18	10,512,802	115,534
European Dollar Call Currency Option (USD/EUR)	Barclays Bank	1.19	EUR	5/18/18	53,161	108,223
European Dollar Call Currency Option (USD/EUR)	UBS Warburg	1.14	EUR	9/08/17	26,536	52,652
European Dollar Call Currency Option (USD/EUR)	BNP Paribas	1.14	EUR	9/14/17	26,626	46,540
European Dollar Call Currency Option (USD/EUR)	UBS Warburg	1.14	EUR	9/27/17	26,756	51,557
Great Britain Pound Call Currency Option (USD/GBP)	JPMorgan Chase	1.28	GBP	8/21/17	26,159	77,972

Total (Cost $423,807)						$539,609

Over-the-counter currency options written as of June 30, 2017 were as follows:

Description	Counterparty	Strike Price		Expiration Date	Notional Amount	Fair Value
Brazilian Real Call Currency Option (BRL/USD)	BNP Paribas	3.55	USD	10/27/17	(26,680)	$(41,096)
Great Britain Pound Call Currency Option (USD/GBP)	JPMorgan Chase	1.34	GBP	8/21/17	(52,319)	(18,937)
South African Call Currency Option (USD/ZAR)	Deutsche Bank	13.95	USD	8/24/17	(13,302)	(11,600)
Brazilian Real Put Currency Option (BRL/USD)	BNP Paribas	3.00	USD	10/27/17	(13,340)	(1,653)
European Dollar Put Currency Option (USD/EUR)	UBS Warburg	1.07	EUR	9/08/17	(26,536)	(890)

Total (Premiums $137,821)						$(74,176)

Continued

13

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Swaption Contracts

Over-the-counter interest rate swaptions purchased as of June 30, 2017 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
RTR 10Y Call 2.098 10/16/2017	Bank of America	Call	2.10	USD	10/16/17	537	$29,826
RTR USD 10Y C2.06 9/05/17	Bank of America	Call	2.06	USD	9/01/17	536	13,645
30-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Put	2.75	USD	5/02/18	126	46,322
5-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	1.07	JPY	4/04/18	1,006,980	103
RTP EUR 30Y P1.5 7/10/17	Goldman Sachs	Put	1.50	EUR	7/10/17	99	16,610
RTP EUR 5Y P0.463 10/03/17	Goldman Sachs	Put	0.46	EUR	10/03/17	1,060	28,208

Total (Cost $184,799)							$134,714

Over-the-counter interest rate swaptions written as of June 30, 2017 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Expiration Date		Notional Amount	Market Value
RTR 10Y Call 1.81 09/05/2017	Bank of America	Call	1.81	USD	9/05/17	(537)	$(2,398)
RTR 10Y Call 1.848 10/16/2017	Bank of America	Call	1.85	USD	10/16/17	(537)	(9,478)
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Put	2.50	USD	5/02/18	(575)	(29,568)
RTP 10Y Put 2.4205 10/16/2017	Bank of America	Put	2.42	USD	10/16/17	(537)	(46,857)
RTP 10Y Put 2.51 09/05/2017	Bank of America	Put	2.51	USD	9/05/17	(537)	(16,962)
RTP 5Y Put 0.763 10/03/2017	Goldman Sachs	Put	0.76	EUR	10/03/17	(1,060)	(6,721)
RTP USD 5Y Put 2.70 11/02/17	Goldman Sachs	Put	2.70	USD	11/02/17	(643)	(42,974)

Total (Premiums $140,318)							$(154,958)

Forward Currency Contracts

At June 30, 2017, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Deutsche Bank	9/29/17	499,000	$372,404	$382,978	$(10,574)
Australian Dollar	Goldman Sachs	10/12/17	1,264,000	932,472	969,948	(37,476)
Australian Dollar	Jefferies	10/12/17	1,282,000	946,475	983,760	(37,285)
New Zealand Dollar	UBS Warburg	9/7/17	1,388,000	958,261	1,015,499	(57,238)
New Zealand Dollar	JPMorgan Chase	10/19/17	1,430,000	983,124	1,045,360	(62,236)

				$4,192,736	$4,397,545	$(204,809)

Long Contracts:
European Euro	Deutsche Bank	8/31/17	1,270,000	$1,431,214	$1,455,083	$23,869
European Euro	UBS Warburg	9/14/17	1,270,000	1,433,130	1,456,220	23,090
European Euro	Goldman Sachs	10/12/17	931,000	1,059,438	1,069,198	9,760
European Euro	UBS Warburg	10/19/17	922,000	1,051,781	1,059,283	7,502
Norwegian Krone	Morgan Stanley	7/27/17	3,290,000	384,449	394,463	10,014

				$5,360,012	$5,434,247	$74,235

At June 30, 2017, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro/Polish Zloty	Deutsche Bank	926,000 EUR	3,940,256 PLN	$1,040,436	$1,039,428	$(1,008)

				$1,040,436	$1,039,428	$(1,008)

Continued

14

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Centrally Cleared Credit Default Swap Agreements—Buy Protection(b)

At June 30, 2017, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at June 30, 2017 (c)	Notional Amount (d)	Fixed Rate	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 27	JPMorgan Chase	12/20/21	3.12%	$256,445	5.00%	$(19,166)	$(19,391)	$225
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 28	JPMorgan Chase	6/20/22	3.40%	403,931	5.00%	(27,703)	—	(27,703)

						$(46,869)	$(19,391)	$(27,478)

Over-the-Counter Currency Swap Agreements

At June 30, 2017, the Fund’s open over-the-counter currency swap agreements were as follows:

Pay/Receive	Fixed Rate	Expiration Date	Counterparty	Notional Amount (Local)		Value	Unrealized Appreciation/ (Depreciation)
Pay	1.963%	3/15/18	Bank of America	131,550,000	JPY	$(7,905)	$(7,905)
Pay	1.838%	3/15/18	Bank of America	86,950,000	JPY	(314)	(314)
Pay	2.012%	10/15/18	Bank of America	273,450,000	JPY	215,704	215,704

						$207,485	$207,485

Centrally Cleared Interest Rate Swap Agreements

At June 30, 2017, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/Receive	Floating Rate Index	Fixed Rate	Expiration Date	Clearing Agent	Notional Amount (Local)		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
Pay	6-Month Euro Interbank Offer Rate (EURIBOR)	0.415%	3/7/23	JPMorgan Chase	4,684,846	EUR	$66	$9,376	$9,309
Receive	3-Month U.S. Dollar LIBOR BBA	2.403%	3/7/23	JPMorgan Chase	5,293,612	USD	71	73,872	73,801
Pay	6-Month Euro Interbank Offer Rate (EURIBOR)	0.373%	8/15/26	JPMorgan Chase	1,778,707	EUR	30	71,522	71,492
Pay	3-Month U.S. Dollar LIBOR BBA	3.027%	4/19/27	JPMorgan Chase	7,040,414	USD	—	(114,255)	(114,254)

								$40,515	$40,348

Over-the-Counter Total Return Swap Agreements

At June 30, 2017, the Fund’s open over-the-counter total return swap agreements were as follows:

Pay/Receive	Reference Entity	Expiration Date	Counterparty	Notional Amount (Local)		Unrealized Appreciation/ (Depreciation)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas	181,560	EUR	$15,942
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas	101,700	EUR	9,456
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas	122,040	EUR	24,667
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas	60,300	EUR	13,156
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas	131,430	EUR	27,613
Pay	EURO Stoxx 50 Index Dividends December Futures	12/27/19	BNP Paribas	92,430	EUR	17,473
Pay	EURO Stoxx 50 Index Dividends December Futures	12/17/20	BNP Paribas	51,650	EUR	4,625
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas	106,900	EUR	10,050
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas	28,860	EUR	6,681
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas	106,700	EUR	23,491

Continued

15

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Pay/Receive	Reference Entity	Expiration Date	Counterparty	Notional Amount (Local)		Unrealized Appreciation/ (Depreciation)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas	29,100	EUR	$6,407
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas	109,300	EUR	14,732
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas	28,920	EUR	6,612
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas	67,410	EUR	15,508
Pay	EURO Stoxx 50 Index Dividends December Futures	12/23/20	BNP Paribas	28,800	EUR	6,749
Pay	EURO Stoxx 50 Index Dividends December Futures	12/17/21	BNP Paribas	56,450	EUR	(857)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/17/21	BNP Paribas	53,400	EUR	2,627
Pay	EURO Stoxx 50 Index Dividends December Futures	12/16/22	BNP Paribas	55,400	EUR	(1,313)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/22	BNP Paribas	54,450	EUR	(228)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas	20,025,000	JPY	16,939
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas	19,830,600	JPY	18,668
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas	20,514,000	JPY	30,144
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas	10,312,500	JPY	14,579
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas	10,560,000	JPY	12,378
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas	10,488,000	JPY	19,314
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas	13,960,000	JPY	25,965
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas	17,000,000	JPY	36,455
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas	15,520,000	JPY	13,658
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas	3,855,000	JPY	3,637
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas	7,655,000	JPY	7,763
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas	3,880,000	JPY	3,415
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas	4,215,000	JPY	436
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas	7,970,000	JPY	5,655
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas	4,260,000	JPY	382
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas	15,720,000	JPY	13,267
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas	7,950,000	JPY	5,833
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/23	BNP Paribas	4,230,000	JPY	1,218
Pay	S&P 500 Index Dividends December Futures	12/21/18	BNP Paribas	257,125	USD	29,975
Pay	S&P 500 Index Dividends December Futures	12/17/20	Goldman Sachs	107,944	USD	15,581
Pay	S&P 500 Index Dividends December Futures	12/17/21	BNP Paribas	133,513	USD	22,000

						$500,653

(a)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).

(b)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.

(c)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(d)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the consolidated financial statements.

16

AZL BlackRock Global Allocation Fund

Consolidated Statement of Assets and Liabilities

June 30, 2017

Assets:
Investment securities, at cost	$411,706,676

Investment securities, at value*	$444,799,675
Cash	37,746
Segregated cash for collateral	591,315
Deposits with brokers for securities sold short	2,992,044
Interest and dividends receivable	1,415,553
Foreign currency, at value (cost $199,249)	199,234
Unrealized appreciation on forward currency contracts	74,235
Unrealized appreciation on swap agreements	718,755
Receivable for investments sold	3,787,161
Receivable for capital shares issued	6,296
Receivable for variation margin on swap agreements	19,026
Receivable for variation margin on futures contracts	11,150
Reclaims receivable	229,390
Prepaid expenses	964

Total Assets	454,882,544

Liabilities:
Cash received as collateral for derivatives	2,180,000
Written options (Premiums received $776,133)	613,096
Unrealized depreciation on swap agreements	10,617
Unrealized depreciation on forward currency contracts	205,817
Payable for investments purchased	2,114,550
Payable for capital shares redeemed	156,700
Payable for collateral received on loaned securities	27,944,075
Securities sold short (Proceeds received $3,004,181)	3,325,158
Payable for variation margin on futures contracts	4,832
Payable for variation margin on swap agreements	11,764
Accrued foreign taxes	60,939
Manager fees payable	259,195
Administration fees payable	25,945
Distribution fees payable	86,398
Custodian fees payable	98,011
Administrative and compliance services fees payable	4,105
Transfer agent fees payable	2,220
Trustee fees payable	8,191
Other accrued liabilities	38,662

Total Liabilities	37,150,275

Net Assets	$417,732,269

Net Assets Consist of:
Capital	$371,834,952
Accumulated net investment income/(loss)	5,708,897
Accumulated net realized gains/(losses) from investment transactions	6,692,893
Net unrealized appreciation/(depreciation) on investments	33,495,527

Net Assets	$417,732,269

Shares of beneficial interest (unlimited number of shares authorized, no par value)	34,863,958
Net Asset Value (offering and redemption price per share)	$11.98

*	Includes securities on loan of $27,069,390

Consolidated Statement of Operations

For the Period Ended June 30, 2017

Investment Income:
Dividends	$3,190,682
Interest	1,483,191
Income from securities lending	81,251
Foreign withholding tax	(191,768)

Total Investment Income	4,563,356

Expenses:
Manager fees	1,546,543
Administration fees	110,642
Distribution fees — Class 2	515,514
Custodian fees	219,358
Administrative and compliance services fees	5,775
Trustee fees	18,795
Transfer agency fees	5,000
Professional fees	19,852
Shareholder reports	5,165
Dividends on securities sold short	17,554
Other expenses	42,922

Total expenses before reductions	2,507,120
Less expense contractually waived/reimbursed by the Manager	(2,040)

Net expenses	2,505,080

Net Investment Income/(Loss)	2,058,276

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	10,543,366
Net realized gains/(losses) on futures contracts	(1,310,442)
Net realized gains/(losses) on options contracts	1,472,054
Net realized gains (losses) on securities transactions held short	(15,216)
Net realized gains/(losses) on swap agreements	54,896
Net realized gains/(losses) on forward currency contracts	911,614
Change in net unrealized appreciation/depreciation on investments	15,918,399
Net change in foreign taxes on unrealized gains/losses	(60,939)

Net Realized/Unrealized Gains/(Losses) on Investments	27,513,732

Change in Net Assets Resulting From Operations	$29,572,008

See accompanying notes to the consolidated financial statements.

17

AZL BlackRock Global Allocation Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,058,276	$7,966,817
Net realized gains/(losses) on investment transactions	11,656,272	(4,530,073)
Change in unrealized appreciation/depreciation on investments	15,857,460	23,084,572

Change in net assets resulting from operations	29,572,008	26,521,316

Distributions to Shareholders:
From net investment income	—	(1,776,291)
From net realized gains	—	(19,597,851)

Change in net assets resulting from distributions to shareholders	—	(21,374,142)

Capital Transactions:
Proceeds from shares issued	(1,261)	7,472,851
Proceeds from dividends reinvested	—	21,374,142
Value of shares redeemed	(21,939,692)	(413,213,063)

Change in net assets resulting from capital transactions	(21,940,953)	(384,366,070)

Change in net assets	7,631,055	(379,218,896)
Net Assets:
Beginning of period	410,101,214	789,320,110

End of period	$417,732,269	$410,101,214

Accumulated net investment income/(loss)	$5,708,897	$3,650,621

Share Transactions:
Shares issued	—	692,738
Dividends reinvested	—	1,944,872
Shares redeemed	(1,891,292)	(37,704,698)

Change in shares	(1,891,292)	(35,067,088)

See accompanying notes to the consolidated financial statements.

18

AZL BlackRock Global Allocation Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013		January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.16		$10.99	$11.97	$12.05		$10.58		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.09		0.20	0.10	0.12		0.07		0.13
Net Realized and Unrealized Gains/(Losses) on Investments	0.73		0.27	(0.27)	0.12		1.42		0.58

Total from Investment Activities	0.82		0.47	(0.17)	0.24		1.49		0.71

Dividends to Shareholders From:
Net Investment Income	—		(0.02)	(0.28)	(0.08)		—	(b)	(0.13)
Net Realized Gains	—		(0.28)	(0.53)	(0.24)		(0.02)		—

Total Dividends	—		(0.30)	(0.81)	(0.32)		(0.02)		(0.13)

Net Asset Value, End of Period	$11.98		$11.16	$10.99	$11.97		$12.05		$10.58

Total Return(c)	7.35	%(d)	4.35%	(1.41)%	1.78%		14.11%		7.13	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$417,732		$410,101	$789,320	$777,743		$646,689		$309,063
Net Investment Income/(Loss)(e)	1.00%		1.10%	0.84%	1.14%		0.72%		1.09%
Expenses Before Reductions(e)(f)	1.22%		1.12%	1.11%	1.11%		1.14%		1.15%
Expenses Net of Reductions(e)	1.21%		1.12%	1.11%	1.11%		1.14%		1.14%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly	1.21%		1.12%	1.11%	1.11	%(e)(g)	1.14	%(g)	1.15	%(g)
Portfolio Turnover Rate(h)	58	%(d)	140%	82%	74%		50%		74	%(d)

(a)	Period from commencement of operations.

(b)	Less than $0.005.

(c)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(h)	Portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the consolidated financial statements.

19

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL BlackRock Global Allocation Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Consolidation of Subsidiaries

The Fund’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments.

As of June 30, 2017, the Fund’s aggregate investment in the Subsidiary was $16,330,540, representing 3.91% of the Fund’s net assets. The Fund’s operations have been consolidated with the operations of the Subsidiary.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

20

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Consolidated Schedule of Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Consolidated Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $26 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $8,430 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Consolidated Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

21

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions
Common Stocks	$20,411,599	$2,263,948	$—	$—	$22,675,547
Corporate Debt Securities	5,025,367	—	—	—	5,025,367
Government Securities	243,161	—	—	—	243,161

Total Securities Lending Transactions	25,680,127	—	—	—	—

Total Borrowings	$25,680,127	$2,263,948	$—	$—	$27,944,075

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$27,944,075

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2017, no collateral had been posted by the Fund to counterparties for TBAs.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Consolidated Statement of Operations. The Fund ceased participation in the program in June 2014.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2017, the Fund engaged in such affiliated transactions at the current market price.

During the period ended June 30, 2017, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

The Fund is permitted to purchase and sell securities (“crosstrade”) from and to other Allianz Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each crosstrade is executed at the current market price in compliance with provisions of the Rule. For the period ended June 30, 2017, the Fund participated in following cross-trade transactions:

	Purchases	Sales	Realized (Gain/Loss)
AZL BlackRock Global Allocation Fund	$87,390	$—	$—

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2017, the Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $10.6 million as of June 30, 2017. The monthly average for these contracts was $29.2 million for the period ended June 30, 2017.

22

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

Futures Contracts

During the period ended June 30, 2017, the Fund used futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $10.0 million as of June 30, 2017. The monthly average notional amount for these contracts was $12.9 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Consolidated Statement of Operations.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2017, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses are reported as “Net realized gains/(losses) on options contracts” on the Consolidated Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2017:

	Number of Contracts	Notional Amount(a)	Cost
Options outstanding at December 31, 2016	1,007,521	$1,147,383	$1,958,948
Options purchased	1,040,018	13,508,074	3,050,622
Options exercised	(25,608)	—	(191,910)
Options expired	(410,553)	(2,767,596)	(1,004,326)
Options closed	(872,255)	(193,143)	(2,109,988)

Options outstanding at June 30, 2017	739,123	$11,694,718	$1,703,346

The Fund had the following transactions in written call and put options during the period ended June 30, 2017:

	Number of Contracts	Notional Amount(a)	Premiums Received
Options outstanding at December 31, 2016	(154,919)	$(305,789)	$(902,304)
Options written	(785,531)	(4,457,552)	(1,709,440)
Options exercised	—	—	—
Options expired	110,949	1,649,358	635,912
Options closed	334,072	2,977,380	1,199,699

Options outstanding at June 30, 2017	(495,429)	$(136,603)	$(776,133)

(a)	Includes swaptions and currency options, as applicable.

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate, foreign currencies and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or

23

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the VIP Subsidiary or Cayman Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of June 30, 2017, the Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). The gross notional amount of interest rate swaps outstanding was $19.7 million as of June 30, 2017. The monthly average gross notional amount for interest rate swaps was $35.7 for the period ended June 30, 2017.

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate. The gross notional amount of currency swaps outstanding was $4.4 million as of June 30, 2017. The monthly average gross notional amount for currency swaps was $4.3 million for the period ended June 30, 2017.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The gross notional amount of total return swaps outstanding was $4.4 million as of June 30, 2017. The monthly average gross notional amount for total return swaps was $3.9 for the period ended June 30, 2017.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

As of June 30, 2017, the Fund entered into centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The gross notional amount of centrally cleared credit default swaps outstanding was $0.7 million as of June 30, 2017. The monthly average gross notional amount for credit default swaps was $1.2 million for the period ended June 30, 2017.

24

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk Exposure

Futures Contracts	Receivable for variation margin on futures contracts*	$66,085	Payable for variation margin on futures contracts*	$20,137

Option Contracts	Investment securities, at value (purchased options)	1,007,621	Written options	383,962

Total Return Swap Agreements	Unrealized appreciation on swap agreements	503,051	Unrealized depreciation on swap agreements	2,398

Credit Risk Exposure

Credit Default Swap Agreements	Unrealized appreciation on swap agreements*	225	Unrealized depreciation on swap agreements*	27,703

Interest Rate Risk

Interest Rate Swap Agreements	Unrealized appreciation on swap agreements	154,602	Unrealized depreciation on swap agreements*	114,254

Swaption Contracts	Investment securities, at value (purchased options)	134,714	Written options	154,958

Foreign Exchange Risk Exposure

Currency Swap Agreements	Unrealized appreciation on swap agreements	215,704	Unrealized depreciation on swap agreements	8,219

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	74,235	Unrealized depreciation on forward currency contracts	205,817

Options Contracts	Investment securities, at value (purchased options)	539,609	Written options	74,176

*	Includes cumulative appreciation/depreciation of futures contracts and cumulative unrealized gain (loss) on these swap agreements as reported in the Consolidated Schedule of Portfolio Investments. Only current day’s variation margin for both futures contracts and these swap agreements are reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

	Realized Gain/(Loss) on Derivatives Recognized as a Result from Operations				Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
	Net Realized Gains\(Losses) on Futures Contracts	Net Realized Gains\(Losses) on Swap Agreements	Net Realized Gains\(Losses) on Option Contracts	Net Realized Gains\(Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation
Equity Risk Exposure	$(1,310,442)	$48,469	$1,249,771	$—	$(2,467,299)
Credit Risk Exposure	—	90,597	—	—	(81,100)
Interest Rate Risk Exposure	—	(130,609)	(149,078)	—	424,328
Foreign Exchange Rate Risk Exposure	—	46,439	371,360	911,614	(2,779,363)

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Consolidated Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2017. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Consolidated Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017.

At June 30, 2017, the Fund’s derivative assets and liabilities by type were as follows:

	Assets	Liabilities
Derivative Financial Instrument
Futures contracts	$11,150	$4,832
Options contracts*	1,681,944	613,096
Forward Currency contracts	74,235	205,817
Swap agreements	737,781	22,381

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	2,505,110	846,126
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(162,906)	(36,448)

Total assets and liabilities subject to a MNA	$2,342,204	$809,678

*	Includes option contracts purchased at value as reported in the Consolidated Statement of Assets and Liabilities.

25

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2017:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets
Bank of America	$259,175	$(83,914)	$—	$(175,261)	$—
Barclays Bank	108,223	—	—	(108,223)	—
BNP Paribas	621,141	(45,147)	—	(410,000)	165,994
Citigroup	18,019	—	—	(18,019)	—
Deutsche Bank	48,762	(30,633)	—	(18,129)	—
Goldman Sachs	648,194	(117,055)	—	(531,139)	—
Jefferies	—	—	—	—	—
JPMorgan Chase	77,972	(77,972)	—	—	—
Morgan Stanley	10,014	—	—	—	10,014
Societe Generale	39,038	(2,406)	—	(30,000)	6,632
UBS Warburg	511,666	(412,065)	—	—	99,601

Total	$2,342,204	$(769,192)	$—	$(1,290,771)	$282,241

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2017:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America	$83,914	$(83,914)	$—	$—	$—
Barclays Bank	—	—	—	—	—
BNP Paribas	45,147	(45,147)	—	—	—
Citigroup	—	—	—	—	—
Deutsche Bank	30,633	(30,633)	—	—	—
Goldman Sachs	117,055	(117,055)	—	—	—
Jefferies	37,285	—	—	—	37,285
JPMorgan Chase	81,173	(77,972)	—	(3,201)	—
Morgan Stanley	—	—	—	—	—
Societe Generale	2,406	(2,406)	—	—	—
UBS Warburg	412,065	(412,065)	—	—	—

Total	$809,678	$(769,192)	$—	$(3,201)	$37,285

*	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Consolidated Statement of Assets and Liabilities.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL BlackRock Global Allocation Fund	0.75%	1.19%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

26

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

At June 30, 2017, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2019	Expires 12/31/2020	Total
AZL BlackRock Global Allocation Fund	$3,050	$2,040	$5,090

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Consolidated Statement of Operations. During the period ended June 30, 2017, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $2,490 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

27

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy. The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks
Aerospace & Defense	$258,140	$3,183,464	$—	$3,441,604
Airlines	3,397,205	1,348,998	—	4,746,203
Auto Components	83,210	5,644,748	—	5,727,958
Automobiles	513,218	3,956,754	—	4,469,972
Banks	7,691,301	7,280,784	—	14,972,085
Beverages	223,441	2,211,903	—	2,435,344
Biotechnology	3,257,074	354,796	—	3,611,870
Building Products	1,622,279	1,085,622	—	2,707,901
Capital Markets	3,591,336	810,094	—	4,401,430
Chemicals	5,757,211	6,082,593	—	11,839,804
Commercial Services & Supplies	—	121,584	—	121,584
Communications Equipment	1,217,840	1,402,685	—	2,620,525
Construction & Engineering	—	1,685,144	—	1,685,144
Construction Materials	—	141,951	—	141,951
Distributors	—	84,308	—	84,308
Diversified Financial Services	1,734,655	108,425	—	1,843,080
Diversified Telecommunication Services	1,795,645	4,528,080	—	6,323,725
Electric Utilities	1,975,132	1,620,666	—	3,595,798
Electrical Equipment	46,483	1,719,499	—	1,765,982
Electronic Equipment, Instruments & Components	517,751	1,621,018	—	2,138,769
Equity Real Estate Investment Trusts	134,536	803,768	—	938,304
Food & Staples Retailing	585,990	108,214	—	694,204
Food Products	197,156	5,785,683	—	5,982,839
Gas Utilities	—	1,490,421	—	1,490,421
Health Care Equipment & Supplies	1,984,337	1,229,292	—	3,213,629
Health Care Providers & Services	6,762,396	2,102,871	—	8,865,267
Hotels, Restaurants & Leisure	733,622	1,207,672	—	1,941,294
Household Durables	785,493	918,146	—	1,703,639
Industrial Conglomerates	231,422	3,324,983	—	3,556,405
Insurance	4,819,948	1,669,007	—	6,488,955
Internet Software & Services	6,135,765	—	1,152,907	7,288,672
IT Services	2,820,637	899,377	—	3,720,014
Leisure Products	—	107,320	—	107,320
Machinery	127,643	4,381,204	—	4,508,847
Media	7,090,770	917,550	—	8,008,320
Metals & Mining	79,237	267,175	—	346,412

28

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

Multi-Utilities	$855,935	$2,187,615	$—	$3,043,550
Oil, Gas & Consumable Fuels	11,765,307	5,196,709	—	16,962,016
Personal Products	1,644,313	95,264	—	1,739,577
Pharmaceuticals	4,823,390	5,160,774	—	9,984,164
Professional Services	33,830	518,976	—	552,806
Real Estate Management & Development	919,388	4,124,706	—	5,044,094
Road & Rail	1,557,715	2,775,902	—	4,333,617
Semiconductors & Semiconductor Equipment	2,809,225	1,205,140	—	4,014,365
Software	2,952,533	1,477,049	3,692,504	8,122,086
Specialty Retail	5,313,153	162,032	—	5,475,185
Technology Hardware, Storage & Peripherals	4,735,776	100,805	—	4,836,581
Textiles, Apparel & Luxury Goods	1,437,418	646,123	—	2,083,541
Tobacco	102,769	554,873	—	657,642
Transportation Infrastructure	—	83,967	—	83,967
Wireless Telecommunication Services	741,622	3,172,260	—	3,913,882
Other Common Stocks+	9,192,803	—	—	9,192,803
Preferred Stocks
Banks	592,604	74,584	—	667,188
Health Care Providers & Services	—	857,903	437,532	1,295,435
Internet Software & Services	—	—	636,693	636,693
Software	—	—	930,418	930,418
Other Preferred Stocks+	1,651,234	—	—	1,651,234
Warrant	—	169	—	169
Convertible Preferred Stocks
Banks	—	171,774	—	171,774
Internet Software & Services	—	—	1,277,221	1,277,221
Private Placements	—	—	147,510	147,510
Convertible Bonds
Multi-Utilities	170,216	—	—	170,216
Other Convertible Bonds+	—	3,847,105	—	3,847,105
Bank Loans	—	1,810,474	—	1,810,474
Collateralized Mortgage Obligations	—	583,826	—	583,826
Corporate Bonds	—	17,560,345	—	17,560,345
Foreign Bonds	—	40,030,842	—	40,030,842
Yankee Dollars	—	10,730,528	—	10,730,528
U.S. Treasury Obligations	—	90,965,924	—	90,965,924
Purchased Swaptions	—	134,713	—	134,713
Purchased Options	2,350	1,544,880	—	1,547,230
Exchange Traded Fund	15,295,758	—	—	15,295,758
Securities Held as Collateral for Securities on Loan	—	27,944,075	—	27,944,075
Unaffiliated Investment Company	9,831,542	—	—	9,831,542

Total Investment Securities	142,599,754	293,925,136	8,274,785	444,799,675

Securities Sold Short	(3,325,158)	—	—	(3,325,158)
Other Financial Instruments:*
Futures Contracts	45,948	—	—	45,948
Written Options	(1,970)	(456,168)	—	(458,138)
Written Swaptions	—	(154,958)	—	(154,958)
Forward Currency Contracts	—	(131,582)	—	(131,582)
Centrally Cleared Credit Default Swaps	—	(27,478)	—	(27,478)
Over-the-Counter Currency Swaps	—	207,485	—	207,485
Centrally Cleared Interest Rate Swaps	—	40,348	—	40,348
Over-the-Counter Total Return Swaps	—	500,653	—	500,653

Total Investments	$139,318,574	$293,903,436	$8,274,785	$441,496,795

+	For detailed industry descriptions, see the accompanying Consolidated Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

29

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL BlackRock Global Allocation Fund	$217,939,508	$215,428,791

For the period ended June 30, 2017, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales
AZL BlackRock Global Allocation Fund	$134,797,872	$108,300,470

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2017 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
AliphCom, Inc., 12.00%, 4/1/20	4/27/15	$3,065,000	$3,065,000	$76,932	0.02%
Delta Topco, Ltd., 2.00%, 7/23/19	2/2/17	62,664	47,150	70,187	0.02%
Domo, Inc., Series E	4/1/15	1,218,214	144,482	1,277,221	0.31%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,149,357	0.28%
Grand Rounds, Inc.	3/31/15	399,608	143,925	437,532	0.10%
Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 7/24/17 @ 100.00	12/22/14	420,057	527,380	18,458	0.00%
Jawbone	1/24/17	—	23,389	63,852	0.02%
Liberty Media Group, Class C	2/2/17	292,777	4,089	149,739	0.04%
Logistics UK, Series 2015-1A, Class F, 4.05%, 8/20/25	8/3/15	440,732	459,000	583,826	0.14%
Lookout, Inc.	3/4/15	63,364	5,547	3,550	0.00%
Lookout, Inc., Preferred Shares, Series F	9/19/14	730,222	63,925	636,693	0.15%
Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	930,418	0.22%
Project Samson BND Corp., 12.00%, 4/1/20	11/11/15	268,000	268,000	6,727	0.00%
TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56	7/20/16	2,106,000	1,018,000	763,500	0.18%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	3,692,504	0.88%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

30

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $417,533,257. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$44,540,717
Unrealized (depreciation)	(17,274,299)

Net unrealized appreciation/(depreciation)	$27,266,418

As of the end of its tax year ended December 31, 2016, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL BlackRock Global Allocation Fund	$—	$312,218	$312,218

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL BlackRock Global Allocation Fund	$4,181,574	$17,192,568	$21,374,142

(a)	Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL BlackRock Global Allocation Fund	$7,366,569	$—	$(312,218)	$9,272,444	$16,326,795

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2017.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

31

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

10. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

32

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

33

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® DFA Emerging Markets Core Equity Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 20

Statement of Operations Page 20

Statements of Changes in Net Assets Page 21

Financial Highlights Page 22

Notes to the Financial Statements Page 23

Other Information Page 29

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Emerging Markets Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Emerging Markets Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL DFA Emerging Markets Core Equity Fund	$1,000.00	$1,185.50	$8.13	1.50%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL DFA Emerging Markets Core Equity Fund	$1,000.00	$1,017.36	$7.50	1.50%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	23.5%
Financials	17.4
Consumer Discretionary	10.8
Materials	9.5
Industrials	8.6
Consumer Staples	8.5
Energy	6.0
Telecommunication Services	5.1
Utilities	3.9
Real Estate	3.6
Health Care	2.8
	—	^

Total Common Stocks and Preferred Stocks	99.7
Right	—	^
Warrant	—	^
Securities Held as Collateral for Securities on Loan	2.6

Total Investment Securities	102.3
Net other assets (liabilities)	(2.3)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (99.3%):
Aerospace & Defense (0.2%):
1,236	Aselsan Elektronik Sanayi Ve Ticaret AS	$7,680
20,000	AviChina Industry & Technology Co., Ltd.	11,733
9,630	Bharat Electronics, Ltd.	24,028
3,789	Embraer SA	17,307
4,100	Embraer SA, ADR	74,743
650	Korea Aerospace Industries, Ltd.	32,383
174	S&T Dynamics Co., Ltd.*	1,497
2	Samsung Techwin Co., Ltd.*	78

		169,449

Air Freight & Logistics (0.1%):
39	Blue Dart Express, Ltd.	2,841
247	Hyundai Glovis Co., Ltd.	33,902
26,000	Sinotrans, Ltd.	13,326

		50,069

Airlines (0.8%):
20,000	Air China, Ltd.	20,616
60,200	AirAsia Berhad	45,607
92,600	Asia Aviation Public Co., Ltd.	17,043
3,987	Asiana Airlines, Inc.*	21,366
15,130	Cebu Air, Inc.	29,390
70,000	China Airlines, Ltd.	21,243
66,000	China Eastern Airlines Corp., Ltd., Class H	40,749
443	China Southern Airlines Co., Ltd., ADR^	18,340
18,000	China Southern Airlines Co., Ltd., Class H	15,220
14,200	Controladora Vuela Compania de Aviacion SAB de C.V., Class A*	20,784
48,300	Eva Airways Corp.	23,902
16,124	Grupo Aeromexico SAB de C.V.*	33,179
472	Hanjin Kal Corp.*	10,917
1,305	Korean Air Lines Co., Ltd.*	44,152
5,331	Latam Airlines Group SA, ADR^	59,014
37,400	Thai Airways International Public Co., Ltd.*	21,365
23,346	Turk Hava Yollari Anonim Ortakligi*	53,416

		496,303

Auto Components (1.3%):
6,717	Apollo Tyres, Ltd.	24,965
1,368	Balkrishna Industries, Ltd.	35,161
2,589	Bharat Forge, Ltd.	43,824
50	Bosch, Ltd.	18,056
1,215	Ceat, Ltd.*	33,778
22,000	Chaowei Power Holdings, Ltd.	12,965
28,000	Cheng Shin Rubber Industry Co., Ltd.	59,605
1,000	Cub Elecparts, Inc.	13,056
5,000	Depo Auto Parts Industries Co., Ltd.	13,971
6,474	Exide Industries, Ltd.	22,075
49	Global & Yuasa Battery Co., Ltd.	1,703
1,436	Hankook Tire Co., Ltd.	79,759
5,319	Hota Industrial Manufacturing Co., Ltd.	26,240
3,000	Hu Lane Associate, Inc.	17,474
503	Hyundai Mobis Co., Ltd.	109,907
434	Hyundai Wia Corp.	26,495

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
13,923	Kenda Rubber Industrial Co., Ltd.	$22,141
3,107	Kumho Tire Co., Inc.*	20,422
133	Mando Corp.	7,472
274	Mando Corp.	61,656
10,537	Metair Investments, Ltd.	15,302
2,000	Minth Group, Ltd.	8,482
6,237	Motherson Sumi Systems, Ltd.*	44,630
33	Mrf, Ltd.	34,909
13,000	Nan Kang Rubber Tire Co., Ltd.	12,247
446	Nexen Tire Corp.	5,208
25,000	Nexteer Automotive Group, Ltd.	39,197
1,045	Pyeong Hwa Automotive Co., Ltd.	13,347
5,900	Rassini, S.A.B. de C.V., Class A*	14,462
18,200	Sri Trang Agro-Industry Public Co., Ltd.	7,974
1,653	Sungwoo Hitech Co., Ltd.	11,142
24,000	Tianneng Power International, Ltd.	19,706
10,000	Tong Yang Industry Co., Ltd.	18,618
1,581	Tube Investments of India, Ltd.	16,315
2,000	Tung Thih Electronic Co., Ltd.	12,423
11,000	TYC Brother Industrial Co., Ltd.	11,647
26	WABCO India, Ltd.	2,219

		938,553

Automobiles (2.2%):
19,500	Baic Motor Corp. Limited(a)	18,912
1,346	Bajaj Auto, Ltd.	58,144
18,000	Brilliance China Automotive Holdings, Ltd.	32,787
4,000	BYD Co., Ltd., Class H	24,543
14,000	China Motor Corp.	13,153
32,000	Dongfeng Motor Corp., Series H	37,833
46,000	DRB-HICOM Berhad	19,127
2,890	Ford Otomotiv Sanayi AS	35,242
60,000	Geely Automobile Holdings, Ltd.	129,482
28,500	Great Wall Motor Co.	35,192
530	Hero MotoCorp, Ltd.	30,327
1,285	Hyundai Motor Co.	179,178
2,261	Kia Motors Corp.	75,586
4,375	Mahindra & Mahindra, Ltd., GDR	93,684
1,029	Maruti Suzuki India, Ltd.	114,984
160,100	PT Astra International TbK	107,055
10,000	Sanyang Industry Co., Ltd.	7,210
29,039	Tata Motors, Ltd.	193,477
4,665	Tvs Motor Co., Ltd.	39,590
14,900	UMW Holdings Berhad*	20,762
18,000	Yulon Motor Co., Ltd.	16,157

		1,282,425

Banks (11.4%):
16,900	Affin Holdings Berhad	10,571
173,000	Agricultural Bank of China, Ltd.	81,796
21,127	Akbank T.A.S.	58,847
1,674	Alior Bank SA*	27,921
28,700	Alliance Financial Group Berhad	25,695
21,400	AMMB Holdings Berhad	24,346

Continued

2

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,216	Axis Bank, Ltd.	$88,197
31,232	Banco Bradesco SA, ADR	265,472
6,055	Banco Bradesco SA	50,673
433	Banco de Chile, ADR	33,743
564	Banco de Credito e Inversiones	31,598
11,100	Banco do Brasil SA	89,878
5,800	Banco do Esrado do Rio Grande do Sul SA, Class B	22,764
1,391	Banco Santander Brasil SA	10,545
1,433	Banco Santander Chile, ADR	36,412
790	Bancolombia SA, ADR^	35,195
11,490	Bank Millennium SA*	23,080
8,715	Bank of Baroda	21,826
546,000	Bank of China, Ltd.	267,964
20,000	Bank of Chongqing Co., Ltd., Class H	15,986
49,000	Bank of Communications Co., Ltd., Class H	34,584
11,030	Bank of India*	23,772
3,440	Bank of the Philippine Islands	7,091
502	Bank Pekao SA	16,908
165,100	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	27,542
341	Bank Zachodni WBK SA	31,475
11,009	Banregio Grupo Financiero SAB de C.V.	69,770
8,434	Barclays Africa Group, Ltd.	92,725
26,688	BDO Unibank, Inc.	65,628
16,400	BIMB Holdings Berhad	17,404
7,896	BNK Financial Group, Inc.	75,462
6,971	Canara Bank, Ltd.*	35,423
955	Capitec Bank Holdings, Ltd.	60,685
52,173	Chang Hwa Commercial Bank	29,935
61,000	China Citic Bank Co., Ltd.	37,349
650,000	China Construction Bank	503,891
159,000	China Development Financial Holding Corp.	46,165
31,000	China Everbright Bank Co., Series H	14,496
34,000	China Merchants Bank Co., Ltd.	102,603
53,000	China Minsheng Banking Corp., Ltd.	52,885
159,944	Chinatrust Financial Holding Co., Ltd.	104,926
32,000	Chongqing Rural Commercial Bank Co., Ltd.	21,606
18,045	CIMB Group Holdings Berhad	27,679
12,534	Commercial International Bank Egypt SAE, GDR	56,417
1,120	Credicorp, Ltd.	200,917
8,352	Dcb Bank, Ltd.	25,638
2,129	DGB Financial Group, Inc.	21,963
63,107	E.Sun Financial Holding Co., Ltd.	38,770
9,000	EnTie Commercial Bank	3,947
78,458	Far Eastern International Bank	25,229
25,419	Federal Bank, Ltd.	44,408
97,399	First Financial Holdings Co., Ltd.	65,170
2,676	Grupo Aval Acciones y Valores SA, ADR	22,157
1,028	Grupo Elektra, SAB de C.V.	42,941
13,980	Grupo Financiero Banorte SAB de C.V.	88,714
27,019	Grupo Financiero Inbursa SAB de C.V., Class O	46,113
5,152	Grupo Financiero Interacciones SAB de C.V.	27,111
2,961	Grupo Financiero Santander Mexico SAB de C.V., Class B, ADR	28,544

Shares		Fair Value
Common Stocks, continued
Banks, continued
39,050	Grupo Security SA	$13,604
2,580	Hana Financial Holdings Group, Inc.	102,400
7,684	Hong Leong Bank Berhad	28,082
6,680	Hong Leong Financial Group Berhad	26,142
100,378	Hua Nan Financial Holdings Co., Ltd.	58,254
25,046	ICICI Bank, Ltd.	112,666
22,777	Idbi Bank, Ltd.*	18,843
2,401	Indian Bank	10,492
1,977	IndusInd Bank, Ltd.	45,264
582,000	Industrial & Commercial Bank of China	393,007
3,544	Industrial Bank of Korea (IBK)	44,079
412	ING Bank Slaski SA*	20,278
2,289	Itau Corpbanca, ADR^	30,467
39,597	Itau Unibanco Banco Multiplo SA, ADR	437,547
3,960	Itau Unibanco Holding SA	38,879
4,150	JB Financial Group Co., Ltd.	23,074
9,906	Karnataka Bank, Ltd.	24,920
1,585	Karur Vysya Bank, Ltd.	3,544
15,100	Kasikornbank Public Co., Ltd.	88,207
2,372	KB Financial Group, Inc., ADR	119,762
704	KB Financial Group, Inc.	35,456
25,000	King’s Town Bank	25,813
620	Komercni Banka AS	24,890
3,158	Kotak Mahindra Bank, Ltd.	46,640
54,800	Krung Thai Bank Public Co., Ltd.	30,326
124,300	LH Financial Group Public Co., Ltd.	6,584
42,892	Malayan Banking Berhad	96,283
234	mBank SA*	29,177
64,871	Mega Financial Holdings Co., Ltd.	53,968
10,930	Metropolitan Bank & Trust	18,965
3,537	Nedcor, Ltd.	56,535
2,817	OTP Bank Nyrt	94,303
19,740	Philippine National Bank	26,118
4,627	Powszechna Kasa Oszczednosci Bank Polski SA	43,029
66,800	PT Bank Central Asia Tbk	91,032
86,000	PT Bank Danamon Indonesia Tbk	33,317
54,000	PT Bank Mandiri Tbk	51,538
66,500	PT Bank Negara Indonesia Tbk	32,885
80,800	PT Bank Pan Indonesia Tbk*	5,925
138,000	PT Bank Rakyat Indonesia Tbk	157,618
293,200	PT Bank Tabungan Negara Tbk	57,066
39,700	Public Bank Berhad	188,045
18,519	RHB Capital Berhad(b)	21,843
11,873	Sberbank of Russia, ADR	123,360
8,240	Security Bank Corp.	35,462
3,341	Shinhan Finnancial Group Co., Ltd., ADR	145,301
7,800	Siam Commercial Bank Public Co., Ltd.	35,702
66,399	SinoPac Financial Holdings Co., Ltd.	20,302
53,375	South Indian Bank, Ltd.	22,884
13,292	Standard Bank Group, Ltd.	146,594
1,013	State Bank of India, GDR	42,886
80,074	Taichung Commercial Bank Co., Ltd.	26,949
89,006	Taishin Financial Holding Co., Ltd.	40,470

Continued

3

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
112,665	Taiwan Business Bank	$31,486
68,480	Taiwan Cooperative Financial Holding Co., Ltd.	36,364
20,600	Thanachart Capital Public Co., Ltd.	27,864
3,859	The Jammu & Kashmir Bank, Ltd.	5,071
13,200	Tisco Financial Group Public Co., Ltd.	29,530
304,300	TMB Bank Public Co., Ltd.	20,618
28,257	Turkiye Garanti Bankasi AS	78,628
4,117	Turkiye Halk Bankasi AS	15,344
19,903	Turkiye Is Bankasi AS, Class C	42,144
36,629	Turkiye Sinai Kalkinma Bankasi AS	14,785
17,464	Turkiye Vakiflar Bankasi T.A.O., Class D	32,115
4,181	UCO Bank*	2,154
10,503	Union Bank of India*	23,922
27,560	Union Bank of Taiwan	8,409
15,477	VTB Bank OJSC, GDR	32,571
5,313	Woori Bank	85,803
11,245	Yapi ve Kredi Bankasi AS*	14,350
3,122	Yes Bank, Ltd.	70,634

		7,539,121

Beverages (1.5%):
70,617	Ambev SA, ADR	387,687
2,470	Anadolu Efes Biracilik ve Malt Sanayii AS	15,335
7,426	Arca Continental SAB de C.V.	55,873
8,100	Carlsberg Brewery Malaysia Berhad	28,332
29,333	China Resources Enterprises, Ltd.	74,019
482	Coca-Cola Femsa SAB de C.V., ADR	40,811
2,108	Coca-Cola Icecek AS	24,194
1,728	Compania Cervecerias Unidas SA, ADR	45,343
763	Distell Group, Ltd.	7,997
1,016	Embotelladora Andina SA, Class B, ADR	25,806
706	Fomento Economico Mexicano SAB de C.V., ADR	69,427
7,400	Guinness Anchor Berhad	31,911
13,000	Hey Song Corp.	14,344
3	Lotte Chilsung Beverage Co., Ltd.	4,490
106	Muhak Co., Ltd.	2,201
21,020	Organizacion Cultiba SAB de C.V.*	19,125
2,000	Tsingtao Brewery Co., Ltd., Class H	8,851
1,491	United Breweries, Ltd.	18,065
925	United Spirits, Ltd.*	34,312
1,100	Vina Concha y Toro SA, ADR^	34,100

		942,223

Biotechnology (0.3%):
6,375	Biocon, Ltd.*	32,676
37	Cell Biotech Co., Ltd.	1,257
660	Celltrion, Inc.*	66,394
519	Green Cross Holdings Corp.	14,428
130	Medy-Tox, Inc.	63,643

		178,398

Building Products (0.2%):
31,000	China Lesso Group Holdings, Ltd.	23,831
714	IS Dongseo Co., Ltd.	27,464
1,328	Kajaria Ceramics, Ltd.*	13,656
55	KCC Corp.	20,970

Shares		Fair Value
Common Stocks, continued
Building Products, continued
241	LG Hausys, Ltd.	$23,066
20,964	Sintex Industries, Ltd.	7,796
30,444	Taiwan Glass Industry Corp.*	14,710
9,000	Xxentria Technology Materials Co., Ltd.*	20,934

		152,427

Capital Markets (1.2%):
9,897	BM&F Bovespa SA	58,594
18,116	Bolsa Mexicana de Valores SA	31,827
15,800	Bursa Malaysia Berhad	39,129
79,000	Capital Securities Corp.	25,951
38,000	China Bills Finance Corp.	18,789
94,000	China Cinda Asset Management Co., Ltd., Class H	35,047
18,000	China Everbright, Ltd.	39,206
6,000	Citic Securities Co., Ltd.	12,406
9,732	Coronation Fund Managers, Ltd.	48,532
137	Credit Analysis & Research, Ltd.	3,396
264	Crisil, Ltd.	7,939
4,413	Daewoo Securities Co., Ltd.	42,632
1,533	Daishin Securities Co., Ltd.	20,706
10,902	Edelweiss Financial Services, Ltd.	32,387
16,800	Haitong Securities Co., Ltd.	27,158
2,603	Hanwha Investment & Securities Co., Ltd.*	8,534
4,000	Huatai Securities Co., Ltd., Class H(a)	7,686
4,088	IIFL Holdings, Ltd.	38,427
7,272	Investec, Ltd.	53,694
37,459	Jih Sun Financial Holdings Co., Ltd.	8,498
2,838	JSE, Ltd.	26,611
877	Korea Investment Holdings Co., Ltd.	53,612
5,845	Macquarie Korea Infrastructure Fund	44,047
38,295	MasterLink Securities Corp.	10,426
6,404	Meritz Securities Co., Ltd.	28,329
2,377	NH Investment & Securities Co., Ltd.	30,860
500	Noah Holdings Limited, ADR*^	14,325
42,800	OSK Holdings Berhad	16,228
11,682	Peregrine Holdings, Ltd.	25,820
5,156	President Securities Corp.	2,433
852	Samsung Securities Co., Ltd.	30,762
22	Shinyoung Securities Co., Ltd.	1,057
22,580	Waterland Financial Holdings Co., Ltd.	7,055
47,965	Yuanta Financial Holding Co., Ltd.	21,134
1,321	Yuanta Securities Korea Co., Ltd.*	4,735

		877,972

Chemicals (2.8%):
1,032	Aarti Industries Ltd.*	14,630
2,422	AECI, Ltd.	19,699
230	Akzo Nobel India, Ltd.	6,514
22,113	Alpek SAB de C.V.	26,517
4,280	Asian Paints, Ltd.	73,087
641	Atul, Ltd.	23,957
2,500	Barito Pacific Tbk PT*	551
2,536	Berger Paints India, Ltd.	9,655
2,276	Castrol (India), Ltd.	14,244

Continued

4

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
50,000	China BlueChemical, Ltd., Class H	$11,851
64,000	China Man-Made Fiber Corp.*	17,214
53,000	China Petrochemical Development Corp.*	20,306
3,000	China Steel Chemical Corp.	11,490
28,340	China Synthetic Rubber Corp.	30,193
1,811	Coromandel International, Ltd.	11,780
138,600	D&L Industries, Inc.*	33,035
2,370	Dongjin Semichem Co., Ltd.	29,939
52,000	Dongyue Group, Ltd.*	25,044
23,760	Eternal Materials Co., Ltd.	26,664
24,000	Everlight Chemical Industrial Corp.	14,431
543	Finolex Industries, Ltd.	5,068
23,000	Formosa Chemicals & Fibre Corp.	72,225
15,000	Formosa Plastics Corp.	45,723
8,100	Formosan Rubber Group, Inc.	4,027
27,000	Fufeng Group, Ltd.	14,518
22,000	Grand Pacific Petrochemical Corp.	15,307
1,098	Grupa Azoty SA, ADR	18,766
697	Gujarat Fluorochemicals, Ltd.*	7,957
1,843	H.S. Industries Co., Ltd.	15,316
140	Hansol Chemical Co., Ltd.	8,682
1,957	Hanwha Chemical Corp.	51,668
191	Huchems Fine Chemical Corp.	4,470
486	Hyosung Corp.	71,166
23,600	Indorama Ventures Public Co., Ltd.	26,421
1,072	Kansai Nerolac Paints, Ltd.	7,308
478	Kolon Industries, Inc.	28,792
74	Korea Petrochemical Industry Co., Ltd.	16,367
179	Kumho Petrochemical Co., Ltd.	11,502
11,000	LCY Chemical Corp.	15,121
457	LG Chem, Ltd.	116,262
185	Lotte Chemical Corp.	55,690
23,536	Mexichem SAB de C.V.	63,048
30,000	Nan Ya Plastics Corp.	74,338
343	OCI Co., Ltd.	26,897
200	OCI Materials Co., Ltd.	34,619
2,670	Omnia Holdings, Ltd.	26,767
9,000	Oriental Union Chemical Corp.	7,192
18,756	Petkim Petrokimya Holding AS	32,307
37,900	Petronas Chemicals Group Berhad	62,725
1,007	PI Industries, Ltd.	13,032
2,178	Pidilite Industries, Ltd.	27,161
18,400	PTT Global Chemical Public Co., Ltd.	37,109
614	Samsung Fine Chemicals Co., Ltd.	21,138
11,600	Scientex Berhad	23,794
24,000	Shinkong Synthetic Fibers Corp.	7,260
82,000	Sinofert Holdings, Ltd.*	10,400
418	Sinopec Shanghai Petrochemical Co., Ltd., ADR^	22,367
20,964	Sintex Plastics Technology, Ltd.*(b)(c)	27,717
78	SK Chemicals Co., Ltd.	5,019
846	Sociedad Quimica y Minera de Chile SA, ADR	27,935
1,185	Songwon Industrial Co., Ltd.	22,687
268	Soulbrain Co., Ltd.	17,408

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
1,005	Supreme Industries, Ltd.	$19,059
1,000	Swancor Holdings Co., Ltd.	2,190
18,165	Synthos SA	23,769
22	Taekwang Industrial Co., Ltd.	20,698
14,000	Taiwan Fertilizer Co., Ltd.	18,593
29,000	Taiwan Styrene Monomer	20,459
22,000	TSRC Corp.	25,320
45,000	UPC Technology Corp.	20,051
7,103	UPL, Ltd.	92,568
33,000	USI Corp.	16,819

		1,883,603

Commercial Services & Supplies (0.2%):
63	3M India, Ltd.*	12,875
32,000	China Everbright International, Ltd.	39,923
5,000	Cleanaway Co., Ltd.	29,821
155	S1 Corp.	13,148
9,000	Taiwan Secom Co., Ltd.	27,135
8,000	Taiwan-Sogo ShinKong Security Corp.	10,418
1,980	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	8,877

		142,197

Communications Equipment (0.3%):
16,000	Accton Technology Corp.	40,713
1,000	Advanced Ceramic X Corp.	12,185
17,000	BYD Electronic International Co., Ltd.	33,711
69,600	China Fiber Optic Network System Group, Ltd.*(b)(c)	2,340
42,000	D-Link Corp.	16,436
13,000	Sercomm Corp.	33,770
1,467	Sterlite Technologies, Ltd.	3,322
7,354	Wistron NeWeb Corp.	21,926
2,000	Zinwell Corp.	2,049

		166,452

Construction & Engineering (1.5%):
971	Ashoka Buildcon, Ltd.	2,771
24,450	Aveng, Ltd.*	10,940
28,000	BES Engineering Corp.	5,911
515	Budimex SA	33,064
39,000	China Communications Construction Co., Ltd.	50,276
21,000	China Machinery Engineering Corp.	14,824
16,500	China Railway Contstruction Corp., Ltd.	21,525
15,000	China Railway Group, Ltd.	11,820
15,600	China Singyes Solar Technologies Holdings, Ltd.	6,534
22,000	China State Construction International Holdings, Ltd.	37,659
16,000	CTCI Corp.	27,251
363	Daelim Industrial Co., Ltd.	28,244
78,200	Ekovest Berhad	21,885
37,002	Empresas ICA SAB de C.V.*	3,140
30,400	Gamuda Berhad	38,974
1,205	GS Engineering & Construction Corp.*	32,160
320	Hyandai Development Co.	13,147
1,142	Hyundai Engineering & Construction Co., Ltd.	45,974

Continued

5

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
51,500	IJM Corporation Berhad	$41,562
28,675	Impulsora del Desarrollo y el Empleo en America Latina SAB de C.V.*	48,987
3,941	IRB Infrastructure Developers, Ltd.	12,742
4,020	Larsen & Tourbo, Ltd., Class S, GDR	104,957
2,000	Metallurgical Corporation of China, Ltd., Series H*	677
20,858	Murray & Roberts Holdings, Ltd.	20,865
5,084	NCC, Ltd.	6,861
120,300	PT Adhi Karya Persero Tbk	19,382
117,918	PT Pembangunan Perumahan Persero Tbk	27,868
211,300	PT Surya Semesta Internusa Tbk	10,271
4,248	Sadbhav Engineering, Ltd.	20,559
15,960	Seohee Construction Co., Ltd.	16,837
25,000	Sinopec Engineering Group Co., Ltd.	22,532
2,990	Sunway Construction Group Berhad	1,411
1,031	Taeyoung Engineering & Construction*	7,887
24,900	Unique Engineering & Construction Public Co., Ltd.	13,483
4,000	United Integrated Services Co., Ltd.*	9,234
3,558	Voltas, Ltd.	25,107
27,762	WCT Holdings Berhad*	13,331
2,230	Wilson Bayly Holmes-Ovcon, Ltd.	23,909

		854,561

Construction Materials (1.2%):
669	ACC, Ltd.	16,222
3,011	Akcansa Cimento AS	10,000
11,945	Ambuja Cements, Ltd.	45,497
5,000	Anhui Conch Cement Co., Ltd.	17,389
35,000	Asia Cement Corp.	30,036
37,000	BBMG Corp.	18,679
1,772	Birla Corp., Ltd*	23,730
21,000	Cahya Mata Sarawak Berhad	19,667
6,902	Cemex Latam Holdings SA*	26,535
14,291	Cemex SAB de C.V., ADR*	134,621
70,000	China National Buildings Material Co., Ltd.	41,624
63,000	China National Materials Co., Ltd., Class H	21,067
50,000	China Resources Cement Holdings, Ltd.	24,851
2,324	Cimsa Cimento Sanayi ve Ticaret AS	9,998
568	Dalmia Bharat, Ltd.*	21,729
4,269	Eugene Corp.	22,467
63,000	Goldsun Building Materials Co., Ltd.	18,873
30	Hanil Cement Co., Ltd.	3,014
27,300	Holcim Philippines, Inc.	7,145
22	Hyundai Cement Co.*	348
13,528	India Cements, Ltd.	41,413
9,900	Lafarge Malaysia Berhad	12,837
73,801	PPC, Ltd.*	29,888
20,300	PT Indocement Tunggal Prakarsa Tbk	28,076
63,300	PT Semen Indonesia (Persero) Tbk	47,451
34	Shree Cement, Ltd.	8,923
19	Siam City Cement Public Co., Ltd.	182
36,000	Taiwan Cement Corp.	41,668
78,000	TCC International Holdings, Ltd.	35,173

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
1,782	The Ramco Cements, Ltd.*	$19,169
4,300	The Siam Cement Public Co., Ltd.	63,814
7,780	Tongyang, Inc.	15,464
142,600	TPI Polene PCL	9,577
345	Ultra Tech Cement, Ltd.	21,120
11,110	Universal Cement Corp.	9,169

		897,416

Consumer Finance (0.3%):
720	Bajaj Finance, Ltd.*	15,286
165	Bharat Financial Inclusion, Ltd.*	1,843
1,439	Cholamandalam Investment And Finance Co., Ltd.	25,005
13,000	Gentera SAB de C.V.	19,515
666	Kruk SA	55,420
5,400	Krungthai Card Public Co., Ltd.	19,086
3,968	Mahindra & Mahindra Financial Services	21,164
9,321	Manappuram Finance, Ltd.	14,092
653	Muthoot Finance, Ltd.	4,599
209	Samsung Card Co., Ltd.	7,127
680	Shriram City Union Finance, Ltd.	25,067
1,293	Shriram Transport Finance	19,984
188	Sundaram Finance, Ltd.	4,678
5,000	Taiwan Acceptance Corp.	17,840

		250,706

Containers & Packaging (0.2%):
7,000	Cheng Loong Corp.	3,293
37,000	Greatview Aspetic Packaging Co., Ltd.	23,145
5,100	Klabin SA	25,005
5,146	Mpact, Ltd.	11,058
22,427	Nampak, Ltd.*	32,673
15,000	Taiwan Hon Chuan Enterprise Co., Ltd.	29,939

		125,113

Distributors (0.2%):
8,529	Imperial Holdings, Ltd.	105,020

Diversified Consumer Services (0.2%):
7,283	Advtech, Ltd.	9,947
6,218	Estacio Participacoes SA	27,427
18,000	Fu Shou Yuan International Group, Ltd.	10,860
14,587	Kroton Educacional SA	65,353
297	New Oriental Education & Technology Group, Inc., ADR*	20,936
200	TAL Education Group, ADR	24,463
597	Tarena International, Inc., ADR	10,692

		169,678

Diversified Financial Services (1.0%):
1,970	Ayala Corp.	33,213
533	Bajaj Holdings And Investment, Ltd.	17,403
18,680	Chailease Holding Co., Ltd.	52,092
30,000	Far East Horizon, Ltd.	26,169
60,039	FirstRand, Ltd.	216,708
47,000	Fubon Financial Holdings Co., Ltd.	74,941
945	GT Capital Holdings, Inc.	22,687
7,641	IFCI, Ltd.*	2,867

Continued

6

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
17,967	L&t Finance Holdings, Ltd.	$40,089
348	Meritz Financial Group, Inc.	4,335
232,500	Metro Pacific Investments Corp.	29,454
422	NICE Holdings Co., Ltd.	6,460
1,950	Nice Information Service Co., Ltd.	13,826
17,218	Power Finance Corp., Ltd.	32,644
2,235	PSG Group, Ltd.	41,058
3,693	Reliance Capital, Ltd.	36,746
13,298	Rural Electrification Corp., Ltd.	35,377
2,402	SREI Infrastucture Finance, Ltd.	4,298

		690,367

Diversified Telecommunication Services (1.8%):
63,000	Asia Pacific Telecom Co., Ltd.*	22,637
33,142	Axtel SAB de C.V.*	6,849
5,126	Bharti Infratel, Ltd.	29,656
34,000	China Communications Services Corp., Ltd.	19,598
637	China Telecom Corp., Ltd., ADR	30,532
18,000	China Telecom Corp., Ltd., Class H	8,554
4,785	China Unicom (Hong Kong), Ltd., ADR*	71,584
80,000	China Unicom (Hong Kong), Ltd.*	119,338
4,007	Chunghwa Telecom Co., Ltd., ADR	141,126
70,754	Jasmine International PCL	16,980
4,168	LG Uplus Corp.	56,956
3,992	Magyar Telekom Telecommunications plc	6,986
11,536	Netia SA	12,859
1,985	O2 Czech Republic AS	23,569
27,003	Orange Polska SA*	37,393
6,376	PT Telekomunik Indonesia Persero Tbk, ADR	214,679
78,300	PT Tower Bersama Infrastructure Tbk	39,933
2,225	Rostelecom, ADR	16,165
5,200	Samart Telcoms Public Co., Ltd.	1,961
939	Tata Communications, Ltd.	10,509
4,040	Telefonica Brasil SA, ADR^	54,500
21,900	Telekom Malaysia Berhad	33,983
27,916	Telesites SAB*	20,522
14,405	Telkom SA SOC, Ltd.	67,870
166,924	True Corp. Public Co., Ltd.*	30,455

		1,095,194

Electric Utilities (1.9%):
2,000	Alupar Investimento SA	10,796
3,266	Centrais Electricas Brasileiras SA, ADR	16,134
3,489	Centrais Electricas Brasileiras SA, ADR*	13,084
1,597	CESC, Ltd.	21,473
1,023	CEZ	17,848
14,978	Companhia Energetica de Minas Gerais, ADR	35,947
4,205	Companhia Paranaense de Energia, ADR	30,865
1,769	CPFL Energia SA, ADR	28,216
17,871	E.CL SA	32,610
10,066	EDP — Energias do Brasil SA	42,910
9,559	Enea SA*	34,505
4,132	Energa SA	11,672
15,097	Enersis Chile SA, ADR	83,034

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
10,156	Enersis SA, ADR	$95,770
4,700	Equatorial Energia SA	77,191
20,840	First Philippine Holdings Corp.	28,922
8,067	Interconexion Electrica SA ESP	35,361
5,734	Korea Electric Power Corp., ADR	103,040
2,200	Light SA*	14,911
3,800	Manila Electric Co.	19,665
14,679	PGE SA	47,938
16,884	Power Grid Corp. of India, Ltd.	54,977
3,165	Reliance Infrastructure, Ltd.	24,372
24,460	Tata Power Co., Ltd.	30,466
39,533	Tauron Polska Energia SA*	38,179
39,000	Tenega Nasional Berhad	128,546
2,361	Torrent Power, Ltd.	6,477
7,240	Transmissora Alianca de Energia Eletrica SA	48,590

		1,133,499

Electrical Equipment (0.6%):
14,000	AcBel Polytech, Inc.	10,887
947	Amara Raja Batteries, Ltd.*	12,280
10,265	Bharat Heavy Electricals, Ltd.	21,447
4,000	Bizlink Holdings, Inc.*	28,284
10,196	Crompton Greaves, Ltd.*	12,911
1,407	Doosan Heavy Industries & Construction Co., Ltd.	25,769
1,360	Finolex Cables, Ltd.	9,619
26,000	Harbin Electric Co., Ltd.	13,125
2,971	Havells India, Ltd.	21,171
15	Hyundai Electric & Energy Systems Co., Ltd.*	4,085
6,000	Jiangnan Group, Ltd.*	523
451	LG Industrial Systems Co., Ltd.	22,010
412	LS Corp.	26,258
1,000	Shihlin Electric & Engineering Corp.	1,357
88,553	Suzlon Energy, Ltd.*	25,626
34,000	Teco Electric & Machinery Co., Ltd.	32,544
2,000	Voltronic Power Technology Corp.	32,948
90,000	Walsin Lihwa Corp.	39,657
7,500	Zhuzhou CSR Times Electric Co., Ltd.	36,807

		377,308

Electronic Equipment, Instruments & Components (4.9%):
9,000	AAC Technologies Holdings, Inc.	112,080
23,085	AU Optronics Corp., ADR^	105,268
127,800	Cal-comp Electronics (Thailand) Public Co., Ltd., Class F	11,286
3,000	Career Technology(MFG.) Co., Ltd.	2,057
4,000	Chaun-Choung Technology Corp.	16,969
13,000	Cheng Uei Precision Industry Co., Ltd.	17,818
13,000	Chin-Poon Industrial Co., Ltd.	26,504
40,000	Compeq Manufacturing Co., Ltd.	32,424
24,800	Coretronic Corp.	33,925
296	Daeduck Electronics Co., Ltd.	2,862
1,670	Daeduck Gds Co., Ltd.	27,520
10,712	Datatec, Ltd.	49,387
10,600	Delta Electronics (Thailand) Public Co., Ltd.	27,109
13,682	Delta Electronics, Inc.	74,885

Continued

7

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
28,000	Digital China Holdings, Ltd.*	$21,555
11,000	Elite Material Co., Ltd.	53,362
13,909	Flexium Interconnect, Inc.	52,124
2,000	Flytech Technology Co., Ltd.	6,524
119,000	HannStar Display Corp.*	35,728
14,031	Hon Hai Precision Industry Co., Ltd., GDR	108,740
178,800	Hon Hai Precision Industry Co., Ltd.	683,605
55,750	Inari Amertron Berhad	27,417
107,000	Innolux Corp.	55,952
2,118	INTOPS Co., Ltd.	22,094
32,000	JU Teng International Holdings, Ltd.	13,120
9,500	KCE Electronics Public Co., Ltd.	30,351
18,000	Kingboard Chemical Holdings, Ltd.	71,723
25,000	Kingboard Laminates Holdings, Ltd.	30,175
1,000	Largan Precision Co., Ltd.	158,959
16,250	LG Display Co., Ltd., ADR	261,137
413	LG Innotek Co., Ltd.	59,575
2,000	Merry Electronics Co., Ltd.	12,433
11,000	Min Aik Technology Co., Ltd.	12,099
39,000	PAX Global Technology, Ltd.	25,028
1,000	Posiflex Technology, Inc.*	5,431
4,974	Redington India, Ltd.	10,065
36,200	Samart Corporation Public Co., Ltd.	15,447
927	Samsung Electro-Mechanics Co., Ltd., Series L	82,663
460	Samsung SDI Co., Ltd.	68,786
520	SFA Engineering Corp.	20,388
9,000	Simplo Technology Co., Ltd.	30,629
10,299	Sinbon Electronics Co., Ltd.	24,267
14,000	Sunny Optical Technology Group Co., Ltd.	125,433
23,100	Synnex Technology International Corp.	25,886
13,000	Taiwan PCB Techvest Co., Ltd.	13,380
15,000	Taiwan Union Technology Corp.	27,517
2,000	Test Research, Inc.	2,483
4,000	Tong Hsing Electronic Industries, Ltd.	16,562
100,000	Tongda Group Holdings, Ltd.	29,855
12,000	TPK Holding Co., Ltd.*	36,569
13,000	Tripod Technology Corp.	41,500
42,000	Truly International Holdings, Ltd., Series L	14,525
4,000	TXC Corp.	5,915
35,000	Unimicron Technology Corp.	20,306
69,600	V.S. Industry Berhad	33,623
11,000	Wah Lee Industrial Corp.	18,340
2,000	Waison Group Holdings, Ltd.	921
1,338	Wisol Co., Ltd.	18,330
27,000	WPG Holdings, Ltd.	36,044
21,945	WT Microelectronics Co., Ltd.	32,543
15,208	Yageo Corp.	53,004
9,000	Zhen Ding Technology Holding, Ltd.	21,364

		3,113,571

Energy Equipment & Services (0.1%):
91,600	Bumi Armada Berhad	16,228
28,000	China Oilfield Services, Ltd.	22,452

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
160,000	Sapurakencana Petroleum Berhad	$59,288
33,200	UMW Oil & Gas Corp. Berhad*	3,405
6,400	Yinson Holdings BHD	5,471

		106,844

Food & Staples Retailing (1.9%):
4,656	Bid Corp., Ltd.	106,689
2,846	BIM Birlesik Magazalar AS	52,744
91	CJ Freshway Corp.	3,306
11,195	Clicks Group, Ltd.	119,997
2,733	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR*	53,430
157,900	Cosco Capital, Inc.	24,732
30,500	CP ALL Public Co., Ltd.	56,377
183	E-Mart Co., Ltd.	37,515
2,923	Eurocash SA	24,478
12,811	Grupo Comercial Chedraui SAB de C.V.	26,263
245	GS Retail Co., Ltd.	11,048
1,487	Hyundai Greenfood Co., Ltd.	23,015
25,927	La comer,SAB de C.V.*	23,418
5,868	Massmart Holdings, Ltd.	47,391
2,386	Migros Ticaret AS*	18,693
9,708	Organizacion Soriana SAB de C.V.*	22,630
13,353	Pickn Pay Stores, Ltd.	60,282
8,000	President Chain Store Corp.	71,717
16,000	Puregold Price Club, Inc.	14,130
2,563	Raia Drogasil SA	54,552
11,326	Shoprite Holdings, Ltd.	172,758
39,000	Sun Art Retail Group, Ltd.	31,072
16,000	Taiwan Tea Corp.	8,655
6,066	The Spar Group, Ltd.	71,544
62,376	Wal-Mart de Mexico SAB de C.V.	144,647
1,349	X5 Retail Group NV, GDR*	46,776

		1,327,859

Food Products (3.3%):
2,860	Astral Foods, Ltd.	32,397
13,707	AVI, Ltd.	99,646
11,208	Balrampur Chini Mills, Ltd.	26,211
266	Binggrae Co., Ltd.	15,855
5,333	BRF SA, ADR	62,876
518	Britannia Industries, Ltd.	29,604
190,000	C.P. Pokphand Co., Ltd.	14,604
10,000	Charoen Pokphand Enterprise	24,530
48,200	Charoen Pokphand Foods Public Co., Ltd.	35,204
55,000	China Agri-Industries Holdings, Ltd.	22,846
16,000	China Mengniu Dairy Co., Ltd.	31,383
2,557	China Ocean Resources Co., Ltd.*(b)(c)	2,235
61,000	China Yurun Food Group, Ltd.*	8,051
198	CJ CheilJedang Corp.	62,553
13,949	Clover Industries, Ltd.	17,659
603	Daesang Corp.	13,943
38	Dongwon Industries Co., Ltd.	10,730
3,401	Easy Bio, Inc.	20,037

Continued

8

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
53,000	Felda Global Ventures Holdings	$21,156
65	Glaxo SmithKline Consumer Healthcare, Ltd.	5,389
26,000	Great Wall Enterprise Co., Ltd.	27,615
6,338	Gruma, SAB de C.V., Class B	82,701
17,799	Grupo Bimbo SAB de C.V., Series A	44,865
12,529	Grupo Herdez SAB de C.V.	26,707
1,920	Grupo Nutresa SA	16,655
3,000	Health And Happiness H&H International Holdings, Ltd.*	7,595
6,838	Industrias Bachoco, SAB de C.V.	32,645
40,200	IOI Corp. Berhad	41,730
12,000	JBS SA	23,875
2,092	Kernel Holding SA	36,616
2,569	KRBL, Ltd.*	15,081
4,800	Kuala Lumpur Kepong Berhad	27,853
19,188	Lien Hwa Industrial Corp.	17,791
43	Lotte Confectionery Co., Ltd.	7,433
8	Lotte Food Co., Ltd.	4,447
1,800	M Dias Branco SA	26,927
19,100	Marfrig Global Foods SA*	38,981
3,000	Namchow Chemical Industrial Co., Ltd.	6,357
240	Nestle India, Ltd.	25,009
50	NongShim Co., Ltd.	14,758
1,981	Oceana Group, Ltd.	13,779
53	Orion Corp.(b)(c)	36,974
3,462	Pioneer Foods, Ltd.	35,906
6,500	PPB Group Berhad	26,021
24,688	PT Astra Agro Lestari Tbk	27,209
96,300	PT Charoen Pokphand Indonesia Tbk	22,957
2,000	PT Indofood CBP Sukses Makmur Tbk	1,319
147,200	PT Indofood Sukses Makmur Tbk	94,841
163,300	PT Japfa Comfeed Indonesia Tbk	16,568
212,100	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	21,771
600	PT Sawit Sumbermas Sarana TbK	76
33,700	PT Tiga Pilar Sejahtera Food Tbk*	4,218
1,800	Qinqin Foodstuffs Group*	542
21,400	QL Resources Berhad	24,668
118	Samyang Holdings Corp.	12,640
3,900	Sao Martinho SA	20,216
48,000	Shenguan Holdings Group, Ltd.	3,044
7,326	Standard Foods Corp.	19,690
10,893	Tata Global Beverages, Ltd.	25,407
48,000	Thai Union Group Public Co., Ltd.	29,832
18,300	Thai Vegetable Oil Public Co., Ltd.	16,306
3,028	Tiger Brands, Ltd.	85,271
34,000	Tingyi (Caymen Is) Holding Corp.	40,331
1,918	Tongaat Hulett, Ltd.	17,106
5,919	Ulker Biskuvi Sanayi AS	37,320
28,000	Uni-President China Holdings, Ltd.	22,680
67,600	Uni-President Enterprises Corp.	135,596
12,130	Universal Robina Corp.	39,182
51,000	Want Want China Holdings, Ltd.	34,428

		1,948,448

Shares		Fair Value
Common Stocks, continued
Gas Utilities (0.6%):
24,000	China Gas Holdings, Ltd.	$48,453
36,000	China Oil & Gas Group, Ltd.	2,445
20,000	China Resources Gas Group, Ltd.	68,433
410	Cia de Gas de Sao Paulo	5,695
10,000	ENN Energy Holdings, Ltd.	60,483
1,849	GAIL India, Ltd., GDR	61,049
1,851	Gujarat State Petronet, Ltd.	5,064
7,465	Infraestructura Energetica Nova, SAB de C.V.	39,793
501	Korea Gas Corp.*	23,306
10,000	Petronas Gas Berhad	43,264
130,200	PT Perusahaan Gas Negara Tbk	21,992
20,000	Towngas China Co., Ltd.	13,067

		393,044

Health Care Equipment & Supplies (0.4%):
44	Dio Corp.*	1,270
3,000	Ginko International Co., Ltd.	22,925
29,000	Hartalega Holdings Berhad	49,887
185	Huons Co., Ltd.	6,300
580	Inbody Co., Ltd.	13,834
22,300	Kossan Rubber Industries Berhad	33,122
26,000	Lifetech Scientific Corp.*	6,169
348	Osstem Implant Co., Ltd.*	15,941
12,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	9,424
1,000	St.Shine Optical Co., Ltd.	20,916
21,600	Top Glove Corp. Berhad	28,951
357	Vieworks Co., Ltd.	17,946

		226,685

Health Care Providers & Services (0.7%):
1,802	Apollo Hospitals Enterprise, Ltd.*	35,521
39,600	Bangkok Dusit Medical Services Public Co., Ltd., Class F	22,395
5,800	Bumrungrad Hospital Public Co., Ltd.	29,295
93,300	Chularat Hospital Public Co., Ltd.	6,701
18,400	IHH Healthcare Berhad	24,676
22,200	KPJ Healthcare Berhad	21,838
36,395	Life Healthcare Group Holdings Pte, Ltd.	71,384
39,623	Netcare, Ltd.	78,015
6,700	OdontoPrev SA	23,545
5,066	Qualicorp SA	44,125
6,700	Shanghai Pharmaceuticals Holding Co., Ltd.	19,954
13,600	Sinopharm Group Co., Series H	61,662

		439,111

Hotels, Restaurants & Leisure (1.0%):
22,435	Alsea SAB de C.V.	85,061
34,444	Berjaya Sports Toto Berhard	20,313
33,400	Central Plaza Hotel Public Co., Ltd.	37,383
72,000	China Travel International Investment Hong Kong, Ltd.	20,777
2,525	City Lodge Hotels, Ltd.	27,072
4,276	Cox & Kings, Ltd.	18,331
3,400	Cvc Brasil Operadora E Agenc	33,094
3,511	Famous Brands, Ltd.	33,882

Continued

9

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
38,300	Genting Berhard	$84,065
30,700	Genting Malaysia Berhad	39,393
3,300	Gourmet Master Co., Ltd.	35,649
694	Grand Korea Leisure Co., Ltd.	13,582
179	Hana Tour Service, Inc.	14,317
9,410	Jollibee Foods Corp.	38,116
1,170	Jubilant Foodworks, Ltd.	17,134
884	Kangwon Land, Inc.	26,939
31,800	Magnum Berhad	12,827
28,900	MINI International Public Co., Ltd.	34,253
8,900	MK Restaurants Group Public Co., Ltd.	16,382
301	Modetour Network, Inc.	8,340
14,674	Net Holding AS*	12,184
353	Paradise Co., Ltd.	4,430
275,000	Rexlot Holdings, Ltd.*	3,453
7,724	Sun International, Ltd.	32,613
15,271	Tsogo Sun Holdings, Ltd.	26,194
2,000	Wowprime Corp.	12,133

		707,917

Household Durables (1.4%):
34,000	Ability Enterprise Co., Ltd.	21,299
384	Amica Wronki SA	18,832
11,000	Amtran Technology Co., Ltd.	7,578
6,055	Arcelik AS	44,851
5,000	Basso Industry Corp.	14,011
1,335	Construtora Tenda SA*	5,892
589	Coway Co., Ltd.	53,553
10,196	Crompton Greaves Consumer Electricals, Ltd.*	35,667
12,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	40,105
12,000	Even Construtora e Incorporadora SA*	14,238
544	Fabryki Mebli “Forte” SA	12,093
1,335	Gafisa SA*	4,373
29,000	Haier Electronics Group Co., Ltd.	75,446
121	Hanssem Co., Ltd.	19,451
49	Hyundai Livart Furniture Co., Ltd.	1,020
27,000	Kinpo Electronics, Inc.	10,033
1,526	LG Electronics, Inc.	106,992
8,200	MRV Engenharia e Participacoes SA	33,322
3,000	Nien Made Enterprise Co., Ltd.	33,351
44,771	Skyworth Digital Holdings, Ltd.	27,822
31,722	Steinhoff International Holdings NV	162,665
55,000	Tatung Co., Ltd.*	23,786
363	Whirlpool of India, Ltd.*	6,391
3,000	Zeng Hsing Industrial Co., Ltd.	14,302

		787,073

Household Products (0.4%):
9,507	Hindustan Unilever, Ltd.	158,746
41,435	Kimberl- Clark de Mexico SAB de C.V.	87,706
14,900	PT Unilever Indonesia Tbk	54,531

		300,983

Shares		Fair Value
Common Stocks, continued
Independent Power & Renewable Electricity Producers (0.9%):
40,100	Aboitiz Power Corp.	$30,925
10,952	Adani Power, Ltd.*	5,044
25,005	AES Gener SA	8,820
7,121	AES Tiete Energia SA	29,388
46,000	Beijing Jingneng Clean Energy Co., Ltd., Series H	13,554
37,000	China Longyuan Power Group Corp.	26,919
59,000	China Power International Develpoment, Ltd.	20,937
14,000	China Resources Power Holdings Co.	27,474
118,755	Colbun SA	25,431
34,000	Datang International Power Generation Co., Ltd.	10,845
3,700	Electricity Generating Public Co., Ltd.	23,316
1,528	Empresa Nacional de Electricidad SA, ADR	34,594
446,900	Energy Development Corp.	53,600
2,800	Engie Brasil Energia SA	28,953
68,600	First Gen Corp.	25,701
14,300	Glow Energy Public Co., Ltd.	33,154
38,000	Huadian Fuxin Energy Corp., Class H	10,482
20,000	Huadian Power International Corp., Ltd.*	8,941
708	Huaneng Power International, Inc., ADR	19,675
132,000	Huaneng Renewables Corp., Ltd.	40,759
10,150	JSW Energy, Ltd.	10,039
208,800	Lopez Holdings Corp.	29,748
25,620	NHPC, Ltd.	12,431
11,558	NTPC, Ltd.	28,401
9,799	PTC India, Ltd.	14,611
11,263	Reliance Power, Ltd.*	7,396
6,000	Taiwan Cogeneration Corp.	4,636

		585,774

Industrial Conglomerates (1.9%):
20,580	Aboitiz Equity Ventures, Inc.	31,008
906	Aditya Birla Nuvo, Ltd.	26,068
114,747	Alfa SAB de C.V., Class A	162,830
119,100	Alliance Global Group, Inc.	33,763
6,000	Beijing Enterprises Holdings, Ltd.	28,935
10,650	Berli Jucker Public Co., Ltd.	14,967
10,712	Bidvest Group, Ltd.	129,126
33,516	Boustead Holdings Berhad	20,545
46,000	Citic, Ltd.	69,184
239	CJ Corp.	39,594
167,000	DMCI Holdings, Inc.	46,670
234	Doosan Corp.	24,299
4,967	Enka Insaat ve Sanayi AS	7,586
31,620	Far Eastern New Century Corp.	25,674
15,000	Fosun International, Ltd.	23,441
10,759	Grupo Carso SAB de C.V.	45,464
21,847	GRUPO KUO SAB de C.V., Series B*	47,797
699	Hanwha Corp.	28,965
15,100	Hap Seng Consolidated Berhad	32,500
47,440	JG Summit Holdings, Inc.*	76,123
72,431	KAP Industrial Holdings, Ltd.	45,043
290	Kolon Corp.	20,789
770	LG Corp.	51,916

Continued

10

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
7,416	Reunert, Ltd.	$41,609
221	Samsung C&T Corp.	28,595
21,330	San Miguel Corp.	44,023
13,000	Shanghai Industrial Holdings, Ltd.	38,556
21,995	Sime Darby Berhad	48,707
408	SK C&C Co., Ltd.	99,006
1,290	SM Investments Corp.	20,626
25,919	Turkiye Sise ve Cam Fabrikalari AS	33,915

		1,387,324

Insurance (2.9%):
595	Bajaj Finserv, Ltd.*	37,895
7,200	Bangkok Life Assurance Public Co., Ltd.	9,431
6,175	BB Seguridade Participacoes SA	53,355
55,000	Cathay Financial Holding Co., Ltd.	90,643
59,488	China Life Insurance Co., Ltd.	59,268
11,000	China Life Insurance Co., Ltd.	33,649
1,973	China Life Insurance Co., Ltd., ADR^	30,266
7,200	China Pacific Insurance Group Co., Ltd., Class H	29,421
13,600	China Taiping Insurance Holdings Co., Ltd.	34,472
10,800	Dhipaya Insurance Public Co., Ltd.	13,913
6,419	Discovery, Ltd.	62,809
1,507	Dongbu Insurance Co., Ltd.	89,618
2,194	Hanwha General Insurance Co., Ltd.	16,263
3,119	Hanwha Life Insurance Co., Ltd.	18,993
2,150	Hyundai Marine & Fire Insurance Co., Ltd.	74,014
2,724	Korean Reinsurance Co.	28,810
5,916	Liberty Holding, Ltd.	50,938
10,400	LPI Capital Berhad	45,769
27,465	Mercuries Life Insurance Co., Ltd.*	14,269
1,882	Meritz Fire & Marine Insurance Co., Ltd.	32,976
28,993	MMI Holdings, Ltd.	44,937
68,000	People’s Insurance Co. Group of China, Ltd.	28,570
48,000	Picc Property & Casuality Co., Ltd., Class H	80,176
47,500	Ping An Insurance Group Co. of China, Ltd.	313,183
2,500	Porto Seguro SA	23,111
7,140	Powszechny Zaklad Ubezpieczen SA	85,854
518,000	PT Panin Financial Tbk*	9,130
250	Samsung Fire & Marine Insurance Co., Ltd.	61,495
520	Samsung Life Insurance Co., Ltd.	53,123
31,280	Sanlam, Ltd.	155,071
2,021	Santam, Ltd.	37,000
232,105	Shin Kong Financial Holdings Co., Ltd.*	61,792
6,763	Sul America SA	36,242
675	Tongyang Life Insurance	5,895

		1,822,351

Internet & Direct Marketing Retail (0.3%):
11,230	B2w Cia Digital*	39,464
108	CJ O Shopping Co., Ltd.	18,063
239	Ctrip.com International, ADR*^	12,873
91	GS Home Shopping, Inc.	18,408
959	JD.com, Inc., ADR*	37,612
4,208	Vipshop Holdings, Ltd., ADR*	44,394

		170,814

Shares		Fair Value
Common Stocks, continued
Internet Software & Services (3.3%):
3,922	21vianet Group, Inc., ADR*^	$19,688
725	58.com, Inc., ADR*^	31,980
1,817	Alibaba Group Holding, Ltd., ADR*^	256,015
436	Baidu, Inc., ADR*	77,983
1,080	Bitauto Holdings, Ltd., ADR*	31,050
1,139	Daou Technology, Inc.	21,857
194	Daum Kakao Corp.	17,208
2,344	Just Dial, Ltd.*	13,468
308	NetEase, Inc., ADR	92,594
234	NHN Corp.	170,932
2,505	Pchome Online, Inc.	19,359
37,400	Tencent Holdings, Ltd.	1,334,668
399	YY, Inc., ADR*	23,154

		2,109,956

IT Services (2.4%):
10,000	Chinasoft International, Ltd.	5,303
7,536	Cielo SA	56,196
639	eClerx Services, Ltd.	13,053
3,739	EOH Holdings, Ltd.	35,998
10,448	HCL Technologies, Ltd.	137,496
2,673	Hexaware Technologies, Ltd.	10,021
37,860	Infosys, Ltd., ADR^	568,657
3,450	Mindtree, Ltd.	28,209
2,374	Mphasis, Ltd.	22,008
65,500	MyEG Services Berhad	33,438
954	Persistent Systems, Ltd.	10,065
231	Samsung SDS Co., Ltd.	37,273
12,199	Sonda SA	20,053
7,000	Systex Corp.	14,941
7,574	Tata Consultancy Services, Ltd.	276,865
5,583	Tech Mahindra, Ltd.	32,993
14,000	Travelsky Technology, Ltd., Series H	41,270
5,423	Vakrangee, Ltd.	36,130
7,636	Wipro, Ltd.	30,507

		1,410,476

Leisure Products (0.1%):
6,000	Giant Manufacturing Co., Ltd.	34,261
3,000	Merida Industry Co., Ltd.	16,096

		50,357

Life Sciences Tools & Services (0.0%):
1,081	Divi’s Laboratories, Ltd.*	10,825

Machinery (1.1%):
816	AIA Engineering, Ltd.	17,626
3,000	AirTac International Group	35,548
15,517	Ashok Leyland, Ltd.	22,481
1,004	BEML, Ltd.	23,853
28,600	Changsha Zoomlion Heavy Industry Science & Technology	13,930
10,500	China Conch Venture Holdings, Ltd.	19,233
7,600	China International Marine Containers Group Co., Ltd.	13,593
18,000	CRRC Corp., Ltd., Class H	16,189

Continued

11

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
26,000	CSBC Corp. Taiwan	$11,009
1,465	Cummins India, Ltd.	20,843
352	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*(b)(c)	2,585
4,412	Doosan Infracore Co., Ltd.*	32,593
176	Eicher Motors, Ltd.*	73,494
3,744	Escorts Ltd	37,431
8,000	Haitian International Holdings, Ltd.	22,442
4,202	Hiwin Technologies Corp.	28,488
14	Hyundai Construction Equipment Co., Ltd.*	4,210
234	Hyundai Heavy Industries Co.*	36,256
337	Hyundai Mipo Dockyard Co., Ltd.*	32,113
50	Hyundai Rotem Co., Ltd.*	903
3,800	Iochpe-Maxion SA	19,320
9,940	Jain Irrigation Systems, Ltd.	15,737
1,000	King Slide Works Co., Ltd.	14,044
136	Otokar Otomotiv Ve Savunma Sanayi AS	4,282
7,000	Rechi Precision Co., Ltd.	8,007
4,062	Samsung Heavy Industries Co., Ltd.*	44,211
8,000	San Shing Fastech Corp.	13,388
2,000	Shin Zu Shing Co., Ltd.	6,373
29,500	Sinotruk Hong Kong, Ltd.	21,425
16,000	Sunonwealth Electric Machine Industry Co., Ltd.	20,677
8,000	Syncmold Enterprise Corp.	18,597
304	Timken India, Ltd.	3,145
837	Turk Traktor ve Ziraat Makineleri AS	18,790
6,446	WEG SA	34,484
20,000	Weichai Power Co., Ltd., Class H	17,531
11,000	Yungtay Engineering Co., Ltd.	18,735

		743,566

Marine (0.1%):
24,000	China Shipping Development Co., Ltd., Class H	13,406
38,380	Evergreen Marine Corp. (Taiwan), Ltd.*	19,499
33,207	Grindrod, Ltd.*^	28,097
773	Korea Line Corp.*	24,801
16,500	MISC Berhad	28,693
4,000	U-Ming Marine Transport Corp.	4,183
5,000	Wan HAI Lines, Ltd.	2,820
22,304	Wisdom Marine Lines Co., Ltd.	22,952
17,289	Yang Ming Marine Transport*	7,136

		151,587

Media (1.4%):
160,000	Alibaba Pictures Group, Ltd.*	26,642
52,700	Astro Malaysia Holdings Berhad	31,091
47,000	BEC World Public Co., Ltd.	29,062
748	Cheil Worldwide, Inc.	12,032
408	CJ CGV Co., Ltd.	26,252
301	CJ E&M Corp.	19,950
546	CJ Hellovision Co., Ltd.	4,353
4,478	Cyfrowy Polsat SA*	29,808
13,912	Dish Tv India, Ltd.*	17,240
7,145	Grupo Televisa SA, ADR	174,124

Shares		Fair Value
Common Stocks, continued
Media, continued
2,348	Jagran Prakashan, Ltd.*	$6,648
193	Loen Entertainment, Inc.	14,746
14,606	Megacable Holdings SAB de C.V.	59,161
800	Multiplus SA	9,250
992	Naspers, Ltd.	193,096
327,000	PT Global MediaCom Tbk*	14,237
177,400	PT Media Nusantara Citra Tbk*	24,502
190,700	PT Surya Citra Media Tbk	37,017
750	PVR, Ltd.	16,331
25,700	RS Public Co., Ltd.*	9,605
413	S.M.Entertainment Co.*	9,496
27,200	SMI Holdings Group, Ltd.	12,077
1,500	Smiles SA	27,117
4,534	Sun Tv Network, Ltd.	57,297
20,498	Tv18 Broadcast, Ltd.*	11,455
81,100	Vgi Global Media plc	13,607
6,072	ZEE Entertainment Enterprises, Ltd.	46,189

		932,385

Metals & Mining (4.1%):
4,055	African Rainbow Minerals, Ltd.	26,185
26,000	Angang Steel Co., Ltd.	19,391
16,621	AngloGold Ashanti, Ltd., ADR	161,557
2,033	ArcelorMittal South Africa, Ltd.*	824
1,677	Assore, Ltd.	25,025
3,325	Capital SA	26,531
29,500	China Hongqiao Group, Ltd.*(b)(c)	26,639
3,000	China Metal Products Co., Ltd.	2,996
56,000	China Steel Corp.	45,573
44,400	China Zhongwang Holdings, Ltd.	19,507
56,000	Chung Hung Steel Corp.*	19,615
24,250	Companhia Siderurgica Nacional SA, ADR*^	52,138
1,666	Dongkuk Steel Mill Co., Ltd.	21,338
14,863	Eregli Demir ve Celik Fabrikalari T.A.S.	29,782
21,000	Feng Hsin Steel Co., Ltd.	34,939
23,807	Gerdau SA, ADR	72,611
28,000	Gloria Material Technology Corp.*	18,551
41,553	Gold Field, Ltd., ADR^	144,605
471	Grupa Kety SA	55,305
84,574	Grupo Mexico SAB de C.V., Series B	237,650
4,210	Grupo Simec SA de C.V., Series B*	14,844
19,883	Hindalco Industries, Ltd.	58,602
1,195	Hyundai Steel Co.	65,200
18,316	Impala Platinum Holdings, Ltd.*	51,676
7,412	Industrias CH, SAB de C.V., Series B*	36,762
2,595	Industrias Penoles SAB de C.V.	58,703
15,000	Jiangxi Copper Co., Ltd.	24,644
20,933	Jindal Steel & Power, Ltd.*	39,851
25,310	Jsw Steel, Ltd.	79,592
43,143	Kardemir Karabuk Demir Celik Sanayi VE Ticaret AS, Class D*	21,460
1,235	KGHM Polska Miedz SA	36,828
40	KISWIRE, Ltd.	1,346

Continued

12

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
115	Korea Zinc Co.	$45,848
1,878	Koza Altin Isletmeleri AS*	10,914
1,922	Kumba Iron Ore, Ltd.*	25,206
166	Kumkang Kind Co., Ltd.	5,662
52,000	Maanshan Iron & Steel Co., Ltd.*	20,796
23,056	Minera Frisco SAB de C.V.*	14,421
3,766	MMC Norilsk Nickel PJSC, ADR	51,707
78,000	MMG, Ltd.*	28,957
30,384	National Aluminum Co., Ltd.	30,452
7,353	Northam Platinum, Ltd.*	22,778
364	Poongsan Corp.	13,683
1,832	POSCO, ADR	114,665
57,140	Press Metal Berhad(b)(c)	35,695
449,100	PT Aneka Tambang Persero Tbk*	23,385
71,800	PT Vale Indonesia Tbk*	9,942
3,505	Royal Bafokeng Platinum, Ltd.*	9,164
697	Seah Besteel Corp.	18,666
2,792	Severstal PAO, GDR	36,714
88,000	Shougang Fushan Resources Group, Ltd.	16,391
76,576	Sibanye Gold, Ltd.	88,109
11,722	Steel Authority of India, Ltd.*	10,572
29,000	TA Chen Stainless Pipe	16,521
9,813	Tata Steel, Ltd., GDR	82,605
7,000	Ton Yi Industrial Corp.	3,372
22,000	Tung Ho Steel Enterprise Corp.	17,506
7,991	Vale SA, ADR	69,921
5,402	Vedanta, Ltd.	20,796
7,373	Vedanta, Ltd., ADR	114,430
3,000	Yeong Guan Energy Technology Group Co., Ltd.	9,293
36,050	Yieh Phui Enterprise Co., Ltd.*	15,870
3,500	Zhaojin Mining Industry Co., Ltd.	2,856
72,000	Zijin Mining Group Co., Ltd.	23,752

		2,540,919

Multiline Retail (0.8%):
59,000	Far Eastern Department Stores, Ltd.	30,553
15,000	Golden Eagle Retail Group, Ltd.	20,782
23,569	Grupo Sanborsn SAB de C.V.	27,626
295	Hyundai Department Store Co., Ltd.	28,497
7,326	Lojas Americanas SA	26,762
12,854	Lojas Renner SA	106,719
121	Lotte Shopping Co., Ltd.	32,105
48,500	Mitra Adiperkasa TBK PT	24,891
3,060	Poya International Co., Ltd.	38,837
8,500	PT Matahari Department Store Tbk	9,033
489,200	PT Multipolar Tbk	7,586
39,838	Ripley Corp SA	30,580
1,378	S.A.C.I. Falabella	11,298
130	Shinsegae Department Store Co.	26,060
20,564	Woolworths Holdings, Ltd.	97,041

		518,370

Multi-Utilities (0.1%):
151,000	YTL Corporation Berhad	51,390

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
65,800	YTL Power International Berhad	$22,240

		73,630

Oil, Gas & Consumable Fuels (5.9%):
30,900	Bangchak Corp. PCL	30,473
3,242	Bharat Pertoleum Corp., Ltd.	32,093
1,639	Chennai Petroleum Corp., Ltd.	8,970
42,000	China Coal Energy Co., Ltd., Class H	20,340
186,000	China Petroleum & Chemical Corp., Class H	145,097
12,000	China Shenhua Energy Co., Ltd.	26,718
326	CNOOC, Ltd., ADR^	35,668
42,000	CNOOC, Ltd.	46,083
2,482	Coal India, Ltd.	9,382
1,750	Cosan sa industria e Comercio	18,222
336,100	Delta Dunia Makmur Tbk PT*	21,521
4,782	Ecopetrol SA, ADR^	43,468
1,700	Empresas Copec SA	18,625
31,400	Energy Absolute Public Co., Ltd.	31,895
70,800	Esso Thailand Public Co., Ltd.*	21,050
6,797	Exxaro Resources, Ltd.	48,343
7,000	Formosa Petrochemical Corp.	24,170
15,137	Gazprom OAO, ADR	60,023
4,041	Grupa Lotos SA*	55,616
1,737	GS Holdings	103,495
5,897	Hindustan Petroleum Corp., Ltd.	46,580
15,536	Indian Oil Corp., Ltd.	92,541
168,900	IRPC Public Co., Ltd.	26,595
64,000	Kunlun Energy Co., Ltd.	54,341
340	Lubelski Wegiel Bogdanka SA*	6,124
2,859	LUKOIL PJSC, ADR	139,490
10,280	Mangalore Refinery & Petrochemicals Ltd.*	18,820
698	MOL Hungarian Oil & Gas plc	54,969
288	NovaTek OAO, Registered Shares, GDR	32,157
7,632	Oil & Natural Gas Corp., Ltd.	18,557
3,702	Oil India, Ltd.	14,856
407	PetroChina Co., Ltd., ADR	24,941
48,000	PetroChina Co., Ltd., Class H	29,409
26,379	Petroleo Brasileiro SA, ADR*	196,787
10,434	Petroleo Brasileiro SA, ADR*^	83,368
144,200	Petron Corp.	27,679
3,800	Petronas Dagangan Berhad	21,361
5,372	Petronet LNG, Ltd.	35,910
6,621	Polski Koncern Naftowy Orlen SA	199,786
12,311	Polskie Gornictwo Naftowe i Gazownictwo SA	20,981
490,000	PT Adaro Energy Tbk	58,404
19,800	PT Indo Tambangraya Megah Tbk	25,693
475,000	PT Sugih Energy Tbk*(b)(c)	1,782
41,200	PT United Tractors Tbk	84,888
26,700	PTT Exploration & Production Public Co., Ltd.	67,754
29,100	PTT Public Co., Ltd.	317,029
5,022	Reliance Industries, Ltd., GDR*(a)	214,437
10,622	Rosneft Oil Co., Registered Shares, GDR	57,776
6,443	Sasol, Ltd., ADR	180,082

Continued

13

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
12,270	Semirara Mining and Power Corp.	$39,027
607	SK Energy Co., Ltd.	84,109
352	SK Gas, Ltd.	39,696
341	S-Oil Corp.	28,261
25,300	Tambang Batubara Bukit Asam Tbk PT	22,749
867	Tatneft Pjsc, ADR	32,714
22,600	Thai Oil Public Co., Ltd.	52,569
2,493	The Great Eastern Shipping Co., Ltd.	15,651
2,548	Tupras-Turkiye Petrol Rafine	73,295
7,854	Ultrapar Participacoes SA, ADR	184,805
252,000	United Energy Group, Ltd.*	9,686
2,362	Yanzhou Coal Mining Co., Ltd., ADR^	20,573

		3,557,484

Paper & Forest Products (0.8%):
7,803	Duratex SA	19,105
5,996	Empresas CMPC SA	14,376
6,912	Fibria Celulose SA, ADR	70,226
146	Hansol Paper Co., Ltd.	2,457
19,000	Lee & Man Paper Manufacturing, Ltd.	17,645
23,000	Long Chen Paper Co., Ltd.	25,792
3,790	Mondi, Ltd.	98,398
43,000	Nine Dragons Paper Holdings, Ltd.	57,309
24,247	Sappi, Ltd.	161,637
6,600	Suzano Papel e Celulose SA, Class A	28,295
12,900	Ta Ann Holdings Berhad	10,645
47,000	YFY, Inc.	14,651

		520,536

Personal Products (0.8%):
267	Amorepacific Corp.	70,957
384	Amorepacific Group	43,602
926	Bajaj Corp., Ltd.	5,458
945	Colgate-Palmolive India, Ltd.	16,253
173	Cosmax, Inc.	17,414
8,409	Dabur India, Ltd.	38,036
1,393	Emami, Ltd.	23,150
101	Gillette India, Ltd.	7,981
2,030	Godrej Consumer Products, Ltd.	30,421
3,000	Grape King BIO, Ltd.	20,017
9,000	Hengan International Group Co., Ltd.	66,403
499	Korea Kolmar Co., Ltd.	31,496
113	LG Household & Health Care, Ltd.	98,081
8,551	Marico, Ltd.	41,563
4,000	Natura Cosmeticos SA	30,903
174	Procter & Gamble Hygiene & Healthcare, Ltd.	21,585

		563,320

Pharmaceuticals (1.4%):
154	Abbott India Ltd	10,172
510	Ajanta Pharma, Ltd.	12,193
840	Alembic Pharmaceuticals, Ltd.	6,570
3,947	Aspen Pharmacare Holdings, Ltd.	86,682
7,287	Aurobindo Pharma, Ltd.	77,045

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
3,311	Cadila Healthcare, Ltd.	$26,864
21,000	China Medical System Holdings, Ltd.	36,314
22,000	China Pharmaceutical Enterprise & Investment Corp.	32,135
3,000	China Shineway Pharmaceutical Group, Ltd.	3,036
12,000	China Traditional Chinese Medicine Co., Ltd.	6,927
181	Chong Kun Dang Pharmaceutical Corp.	19,305
3,827	Cipla, Ltd.	32,894
12,000	Dawnrays Pharmaceutical Holdings, Ltd.	7,810
2,231	Dr. Reddy’s Laboratories, Ltd., ADR	94,014
8	Glaxo smithkline Pharmaceuticals, Ltd.	311
3,004	Glenmark Pharmaceuticals, Ltd.	29,395
124	Hanmi Pharm Co., Ltd.*	40,374
204,000	Hua Han Bio-Pharmaceutical Holdings, Ltd.*(b)(c)	5,195
2,700	Hypermarcas SA	22,588
2,351	Ipca Laboratories, Ltd.*	17,880
2,206	Jubilant Life Sciences, Ltd.	23,364
3,131	Lupin, Ltd.	51,377
469	Pfizer Ltd.*	13,114
898	Piramal Enterprises, Ltd.*	38,837
287,900	PT Kalbe Farma Tbk	35,108
697	Richter Gedeon Nyrt	18,223
57	Sanofi India, Ltd.	3,663
91,000	Sihuan Pharmaceutical Holdings Group, Ltd.	38,129
60,000	Sino Biopharmaceutical, Ltd.	53,050
40,172	SSY Group, Ltd.	16,398
803	Strides Shasun, Ltd.	12,439
5,115	Sun Pharmaceutical Industries, Ltd.	43,970
11,000	Tong Ren Tang Technologies Co., Ltd.	16,993
695	Torrent Pharmaceuticals, Ltd.	13,108
5,000	TTY Biopharm Co., Ltd.	16,619
1,348	Wockhardt, Ltd.	12,577
91	Yuhan Corp.	19,570

		994,243

Professional Services (0.0%):
5,146	Sporton International, Inc.	26,028

Real Estate Management & Development (3.6%):
42,000	Agile Property Holdings, Ltd.	38,468
3,615	Aliansce Shopping Centers SA*	16,251
38,800	Ayala Land, Inc.	30,579
438,000	Bangkok Land Public Co., Ltd.	23,612
30,000	Beijing Capital Land, Ltd.	14,258
268,000	Belle Corp.	20,352
19,423	BR Malls Participacoes SA*	70,015
93,000	C C Land Holdings, Ltd.*	21,203
15,400	Cathay Real Estate Development Co., Ltd.	9,976
20,700	Central Pattana Public Co., Ltd.	42,216
67,000	China Evergrande Group*	120,356
62,000	China Merchants Land, Ltd.	12,631
38,000	China Overseas Grand Oceans Group, Ltd.	20,299
30,000	China Overseas Land & Investment, Ltd.	87,833
12,000	China Overseas Property Holdings, Ltd.	2,337
30,000	China Resources Land, Ltd.	87,450

Continued

14

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
15,000	China Sce Property Holdings, Ltd.	$6,821
50,000	China South City Holdings, Ltd.	9,287
16,300	China Vanke Co., Ltd., Class H	46,143
8,400	Chong Hong Construction Co., Ltd.	18,975
112,000	CIFI Holdings Group Co., Ltd.	49,791
22,208	Corporacion Inmobiliaria Vesta SAB de C.V.	32,799
110,000	Country Garden Holdings Co., Ltd.	127,569
13,178	DLF, Ltd.*	38,858
44,500	Eco World Development Group Bhd*	17,348
2,544	Etalon Group, Ltd.	9,155
16,000	Farglory Land Development Co., Ltd.	20,518
754,000	Filinvest Land, Inc.	24,965
96,000	Franshion Properties China, Ltd.	39,595
65,000	Fullshare Holdings, Ltd.^	26,010
16,000	Greenland Hong Kong Holdings, Ltd.	5,494
12,500	Greentown China Holdings, Ltd.	13,775
26,800	Guangzhou R&F Properties Co., Ltd., Class H	41,675
15,600	Highwealth Construction Corp.	25,853
20,000	Hopson Development Holdings, Ltd.	18,807
18,760	Housing Development & Infrastructure, Ltd.*	24,695
4,000	Huaku Development Co., Ltd.	9,218
19,000	Hung Sheng Construction, Ltd.	12,181
14,324	Indiabulls Real Estate, Ltd.*	44,383
21,700	IOI Properties Group BHD	11,156
31,500	KWG Property Holding, Ltd.	21,123
36,400	L.P.N. Development Public Co., Ltd.	12,760
18,500	Longfor Properties Co., Ltd.	39,777
52,975	Mah Sing Group Berhad	20,023
29,166	Matrix Concepts Holdings Berhad	18,640
190,500	Megaworld Corp.	16,241
59,000	Mingfa Group International Co., Ltd.*(b)(c)	2,267
1,265	Multiplan Empreendimentos Imobiliarios SA	24,931
1,588	New Europe Property Investment plc	20,101
938	Oberoi Realty, Ltd.*	5,189
15,342	Parque Arauco SA	38,685
53,000	Poly Property Group Co., Ltd.*	23,307
1,252	Prestige Estates Projects, Ltd.*	4,897
33,000	Prince Housing & Development Corp.	13,240
49,600	Pruksa Holding PCL	32,572
417,700	PT Alam Sutera Realty Tbk	9,962
271,500	PT Bumi Serpong Damai	37,249
434,245	PT Ciputra Development Tbk	38,420
2,256,500	PT Hanson International Tbk*	22,207
397,700	PT Intiland Development Tbk	12,527
23,200	PT Lippo Cikarang Tbk*	7,164
577,600	PT Lippo Karawaci Tbk	28,607
177,300	PT Modernland Realty Tbk*	3,586
817,900	PT Pakuwon Jati Tbk	37,653
251,500	PT Summarecon Agung Tbk	24,310
53,040	Radium Life Tech Co., Ltd.*	24,853
20,000	Redco Properties Group, Ltd.*(a)	8,046
464,000	Renhe Commercial Holdings Co., Ltd.*	10,401
38,900	Robinsons Land Corp.	18,735

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
13,000	Ruentex Development Co., Ltd.*	$14,685
14,000	Shanghai Industrial Urban development Group, Ltd.	3,156
75,023	Shenzhen Investment, Ltd.	33,163
41,500	Shimao Property Holdings, Ltd.	71,022
95,500	Shui On Land, Ltd.	23,124
48,500	Sino-Ocean Land Holdings, Ltd.	23,740
65,700	SM Prime Holdings, Inc.	42,980
707	Sobha, Ltd.	4,017
36,500	Soho China, Ltd.	18,003
32,000	Sunac China Holdings, Ltd.	66,898
30,199	Sunway Berhad	27,595
83,000	UEM Sunrise Berhad*	23,217
41,000	UOA Development Berhad	24,402
245,700	Vista Land & Lifescapes, Inc.	28,325
236,000	Yuexiu Property Co., Ltd.	40,215
24,000	Yuzhou Properties Co., Ltd.	14,203

		2,329,125

Road & Rail (0.2%):
23,000	CAR, Inc.*	21,125
102	CJ Korea Express Co., Ltd.*	16,095
1,287	Container Corporation of India, Ltd.	22,825
34,000	Guangshen Railway Co., Ltd.	16,854
3,990	Localiza Rent a Car SA	54,544
821	PKP Cargo SA*	13,399

		144,842

Semiconductors & Semiconductor Equipment (6.5%):
9,000	A-DATA Technology Co., Ltd.	22,136
30,191	Advanced Semiconductor Engineering, Inc., ADR	190,505
5,000	Advanced Wireless Semiconductor Co.	10,543
5,100	Ardentec Corp.	4,519
13,000	Chipbond Technology Corp.	19,995
483	Dongbu Hitek Co., Ltd.*	9,486
14,000	Elan Microelectronics Corp.	19,475
8,400	Elite Advanced Laser Corp.	37,983
2,000	eMemory Technology, Inc.	26,140
23,000	Epistar Corp.*	21,201
20,000	Everlight Electronics Co., Ltd.	32,224
369,000	GCL-Poly Energy Holdings, Ltd.*	40,182
1,000	Gigasolar Materials Corp.	9,062
9,000	Gigastorage Corp.*	5,298
15,634	Gintech Energy Corp.*	8,226
13,200	Globetronics Technology Berhad	18,750
12,000	Greatek Electronics, Inc.	19,493
11,000	Holtek Semiconductor, Inc.	20,630
50	Hyundai Robotics Co., Ltd.*	16,894
737	KC Tech Co., Ltd.	15,079
31,000	King Yuan Electronics Co., Ltd.	31,779
9,000	Kinsus Interconnect Technology Corp.	23,883
410	Koh Young Technology, Inc.	21,444
121	LEENO Industrial, Inc.	5,079
70,000	Macronix International Co., Ltd.*	38,542
10,000	MediaTek, Inc.	85,663

Continued

15

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
10,000	Motech Industries, Inc.*	$8,189
11,424	Nanya Technology Corp.	20,573
26,430	Neo Solar Power Corp.*	12,691
1,962	NEPES Corp.*	19,109
9,000	Novatek Microelectronics Corp.	36,381
48,000	Orient Semiconductor Electronics, Ltd.*	12,858
1,000	Parade Technologies, Ltd.	12,298
3,000	Phison Electronics Corp.	37,044
15,000	Powertech Technology, Inc.	46,343
9,000	Radiant Opto-Electronics Corp.	20,038
6,000	Realtek Semiconductor Corp.	21,485
10,057	Semiconductor Manufacturing International Corp., ADR*^	57,325
1,476	Seoul Semiconductor Co., Ltd.	27,936
5,300	SFA Semicon Co., Ltd.*	11,540
4,000	Sigurd Microelectronics Corp.	3,624
10,138	Siliconware Precision Industries Co., ADR*^	80,800
14,000	Sino-American Silicon Products, Inc.	20,788
5,000	Sitronix Technology Corp.	15,439
6,595	SK Hynix, Inc.	388,850
9,000	Taiwan Semiconductor Co., Ltd.	12,307
58,695	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,051,978
14,000	Taiwan Surface Mounting Technology Corp.	11,647
3,000	Topco Scientific Co., Ltd.	9,237
744	Toptec Co., Ltd.	21,114
35,700	Unisem (M) Berhad	29,792
102,670	United Microelectronics Corp., ADR	250,516
20,000	Vanguard International Semiconductor Corp.	39,498
5,250	Visual Photonics Epitaxy Co., Ltd.	10,531
10,153	Win Semiconductors Corp.	55,764
82,000	Winbond Electronics Corp.	49,301
750	Wonik Ips Co., Ltd.*	19,410
74,000	Xinyi Solar Holdings, Ltd.	21,142

		4,189,759

Software (0.4%):
368	Asseco Poland SA	4,843
3,197	CD Projekt SA	74,191
244	Com2uS Corp.	25,128
1,953	Cyient, Ltd.	15,329
333	DuzonBIzon Co., Ltd.	8,954
4,341	Kpit Technologies, Ltd.	8,232
107	Ncsoft Corp.	35,511
271	NHN Entertainment Corp.*	19,024
548	NIIT Technologies, Ltd.	4,893
424	Oracle Financial Services Software, Ltd.	23,651
879	Tata Elxsi, Ltd.	21,512
2,500	Totvs SA	22,756
989	Webzen, Inc.*	18,970

		282,994

Specialty Retail (0.9%):
331	Cashbuild, Ltd.	8,864
11,000	China Harmony New Energy Auto Holding, Ltd.*	5,256

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
2,900	Cia. Hering	$17,292
255,000	GOME Electrical Appliances Holdings, Ltd.	31,364
147,000	Home Product Center Public Co., Ltd.	41,563
3,000	Hotai Motor Co., Ltd.	37,470
6,696	Lewis Group, Ltd.	16,724
291	Lotte Himart Co., Ltd.	17,757
6,092	Mr.Price Group, Ltd.	72,741
16,800	Padini Holdings Berhad	13,784
347,300	PT ACE Hardware Indonesia Tbk	27,638
21,783	Super Group, Ltd.*	61,494
9,034	The Foschini Group, Ltd.	94,972
18,143	Truworths International, Ltd.	99,236
4,908	Via Varejo SA	15,588
17,500	Zhongsheng Group Holdings, Ltd.	32,652

		594,395

Technology Hardware, Storage & Peripherals (5.7%):
57,000	Acer, Inc.	29,904
4,400	Advantech Co., Ltd.	31,120
13,000	Asia Vital Components Co., Ltd.	11,393
5,000	Asustek Computer, Inc.	47,297
3,000	Casetek Holdings, Ltd.	10,024
13,000	Catcher Technology Co., Ltd.	154,883
8,045	Chicony Electronics Co., Ltd.	20,396
14,000	Clevo Co.	12,567
99,967	CMC Magnetics Corp.*	13,116
87,000	Compal Electronics, Inc.	58,528
92,000	Coolpad Group, Ltd.*(b)(c)	8,484
16,220	Foxconn Technology Co., Ltd.	48,961
15,000	Getac Technology Corp.	19,977
11,000	Gigabyte Technology Co., Ltd.	14,830
9,000	High Tech Computer Corp.*	21,492
20,000	Inventec Corp.	16,324
4,000	Legend Holdings Corp.-H(a)	10,958
122,000	Lenovo Group, Ltd.	77,043
46,460	Lite-On Technology Corp.	76,386
11,000	Micro-Star International Co., Ltd.	25,548
26,119	Mitac Holding Corp.	33,367
37,000	Pegatron Corp.	115,964
7,000	Primax Electronics, Ltd.	14,365
82,000	Qisda Corp.	62,698
22,000	Quanta Computer, Inc.	51,927
49,360	Ritek Corp.*	8,571
2,455	Samsung Electronics Co., Ltd., GDR	2,536,907
8,000	Transcend Infromation, Inc.	26,762
2,000	Tsc Auto Id Technology Co., Ltd.	14,470
67,339	Wistron Corp.	68,654

		3,642,916

Textiles, Apparel & Luxury Goods (1.0%):
6,255	Aksa Akrilik Kimya Sanayii AS	23,788
4,500	Alpargatas SA	18,681
16,000	Anta Sports Products, Ltd.	52,876
1,300	Arezzo Industria E Comercio SA	12,759

Continued

16

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
3,289	Arvind, Ltd.	$18,296
92,000	Belle International Holdings, Ltd.	72,598
150,000	Bosideng International Holdings, Ltd.	12,882
587	CCC SA	35,645
76,000	China Dongxiang Group Co., Ltd.	13,533
23,000	China Lilang, Ltd.	15,323
10,000	Cosmo Lady China Holdings Co., Ltd.(a)	4,082
17,000	De Licacy Industrial Co., Ltd.	16,364
2,045	Eclat Textile Co., Ltd.	24,864
22,000	Everest Textile Co., Ltd.	11,774
8,075	Feng Tay Enterprise Co., Ltd.	35,598
177	Fila Korea, Ltd.	13,233
25	Handsome Co., Ltd.	715
585	Hansae Co., Ltd.	13,706
1,315	Indo Count Industies, Ltd.	3,378
459	LF Corp.	12,032
4	LPP SA	7,714
3,212	Makalot Industrial Co., Ltd.	15,527
68	Page Industries, Ltd.	17,591
30,000	Pou Chen Corp.	41,471
776,900	PT Sri Rejeki Isman Tbk	18,643
2,940	Rajesh Exports, Ltd.	31,344
7,000	Shenzhou International Group	46,039
388	SRF, Ltd.	9,256
34,140	Tainan Spinning Co., Ltd.	14,650
7,000	Taiwan Paiho, Ltd.	26,357
4,591	Titan Co., Ltd.*	37,219
627	Vardhman Textiles Ltd*	11,054
16,000	Weiqiao Textile Co., Ltd.*(b)(c)	11,436
5,586	Welspun India, Ltd.	7,156
337	Youngone Corp.	10,041

		717,625

Thrifts & Mortgage Finance (0.6%):
227	Can Finance Homes Ltd.	11,347
5,015	Dewan Housing Finance Corp., Ltd.	33,936
786	Gruh Finance, Ltd.	5,409
5,999	Housing Development Finance Corp., Ltd.	149,610
4,313	Indiabulls Housing Finance, Ltd.	71,843
7,284	LIC Housing Finance, Ltd.	83,688
61,360	Malaysia Building Society Berhad	19,033

		374,866

Tobacco (0.6%):
3,300	British American Tobacco Malaysia Berhad	33,395
42,598	ITC, Ltd.	213,439
599	KT&G Corp.	61,227
7,000	PT Gudang Garam Tbk	41,092

		349,153

Trading Companies & Distributors (0.2%):
709	Adani Enterprises, Ltd.*	1,451
9,275	Barloworld, Ltd.	77,187
270,000	Bep International Holdings, Ltd.	8,684

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,537	Daewoo International Corp.	$29,965
1,664	Hudaco Industries, Ltd.	16,361
590	LG International Corp.	16,008
47,200	PT AkR Corporindo Tbk	23,114
2,473	SK Network Co., Ltd.	13,512
88	Trencor, Ltd.	249

		186,531

Transportation Infrastructure (1.5%):
11,046	Adani Ports & Special Economic Zone, Ltd.*	62,163
50,600	Airports of Thailand Public Co., Ltd.	70,375
13,600	Bangkok Aviation Fuel Services Public Co., Ltd.	18,631
140,782	Bangkok Exressway & Metro Public Co., Ltd.	30,869
20,000	Beijing Capital International Airport Co., Ltd.	28,180
20,000	China Merchants Holdings International Co., Ltd.	55,472
11,900	Companhia de Concessoes Rodoviarias	60,644
48,000	Cosco Pacific, Ltd.	56,423
3,700	Ecorodovias Infraestrutura e Logistica SA	11,573
1,854	Gateway Distriparks, Ltd.	7,393
8,915	Grupo Aeroportuario del Centro Norte, SAb de C.V.	53,703
369	Grupo Aeroportuario del Sureste SAB de C.V., ADR	77,638
5,545	Grupo Aeroporturaio del Pacifico SAB de C.V.	62,490
19,750	International Container Terminal Services, Inc.	38,312
16,000	Jiangsu Expressway Co., Ltd., Series H	22,585
12,000	Malaysia Airports Holdings Berhad	23,944
24,684	OHL Mexico SAB de C.V.	35,612
1,675	Promotora y Operadora de Infraestructura SAB de C.V.	20,012
57,956	PT Jasa Marga Persero Tbk	23,303
20,000	Shenzhen Expressway Co., Ltd.	18,217
22,789	Shenzhen International Holdings, Ltd.	41,830
58,253	Sociedad Matriz SAAM SA	5,359
18,000	Taiwan High Speed Rail Corp.	15,062
6,974	TAV Havalimanlari Holding AS	37,405
70,000	Tianjin Port Development Holdings, Ltd.	11,659
29,300	Westports Holding Berhad	24,861
20,000	Zhejiang Expressway Co., Ltd.	26,131

		939,846

Water Utilities (0.4%):
36,941	Aguas Andinas SA, Class A	21,693
22,000	Beijing Enterprises Water Group, Ltd.	17,082
38,000	China Water Affairs Group, Ltd.	22,830
8,623	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	82,091
1,200	Companhia de Saneamento de Minas Gerais- Copasa MG	14,618
64,000	CT Environmental Group, Ltd.	11,188
22,000	Guangdong Investment, Ltd.	30,324
16,068	Inversiones Aguas Metropolitanas SA	26,970
67,400	Manila Water Co.	41,485
95,500	TTW Public Co., Ltd.	29,807

		298,088

Continued

17

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (3.3%):
11,500	Advanced Information Service plc	$60,125
22,316	America Movil SAB de C.V., Series L, ADR	355,272
37,684	Axiata Group Berhad	42,428
13,131	Bharti Airtel, Ltd.	77,148
19,500	China Mobile, Ltd.	206,543
7,027	China Mobile, Ltd., ADR	373,064
52,600	DIGI.com Berhad	61,305
2,969	Empresa Nacional de Telecomunicaciones SA	32,314
18,000	Far EasTone Telecommunications Co., Ltd.	45,864
520	Globe Telecom, Inc.	21,106
29,245	Idea Cellular, Ltd.	38,496
16,200	Maxis Berhad	20,958
2,220	MegaFon PJSC, Registered Shares, GDR	20,350
37,648	MTN Group, Ltd.	328,574
1,112	PLDT, Inc., ADR	39,265
30,600	PT Indosat Tbk	14,948
68,700	PT XL Axiata Tbk*	17,561
25,752	Reliance Communications, Ltd.*	8,547
1,682	SK Telecom Co., Ltd., ADR	43,177
14,000	Taiwan Mobile Co., Ltd.	52,621
2,816	Tim Participacoes SA, ADR	41,677
34,600	Total Access Communication Public Co., Ltd.	53,485
5,607	Turkcell Iletisim Hizmetleri AS, ADR	45,977
11,621	Veon, Ltd., ADR	45,438
4,438	Vodacom Group, Ltd.	55,770

		2,102,013

Total Common Stocks (Cost $61,374,944)		64,191,687

Preferred Stocks (0.4%):
Chemicals (0.1%):
2,900	Braskem SA, Class A, 3.66%	30,048

Electric Utilities (0.0%):
723	Companhia de Transmissao de Energia Eletrica Paulista, 3.55%	14,291

Independent Power & Renewable Electricity Producers (0.0%):
4,100	Companhia Energetica de Sao Paulo, Class B, 3.17%	18,877

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Preferred Stocks, continued
Machinery (0.0%):
17,000	Marcopolo SA, 1.17%	$14,473

Metals & Mining (0.3%):
22,400	Usinas Siderurgicas de Minas Gerais SA, Class A, 0.69%*	31,176
15,235	Vale SA, ADR, 1.12%	124,165
21,608	Vendanta, Ltd., 7.50%(b)(c)	1,575

		156,916

Multiline Retail (0.0%):
6,618	Lojas Americanas SA, 0.11%	27,772

Total Preferred Stocks (Cost $193,648)		262,377

Warrant (0.0%):
Media (0.0%):
5,140	RS PCL	602

Total Warrant (Cost $—)		602

Rights (0.0%):
Insurance (0.0%):
1,235	Mercuries Life Insurance Co., Ltd., Expires on 7/14/17*(b)(c)	102

Semiconductors & Semiconductor Equipment (0.0%):
816	Motech Industries, Inc., Expires on 7/13/17*(b)(c)	24

Textiles, Apparel & Luxury Goods (0.0%):
1,974	De Licacy Industrial Co., Ltd., Expires on 7/31/17*(b)(c)	246

Total Rights (Cost $—)		372

Securities Held as Collateral for Securities on Loan (2.6%):
$1,671,428	AZL DFA Emerging Markets Core Equity Fund Securities Lending Collateral Account(d)	1,671,428

Total Securities Held as Collateral for Securities on Loan (Cost $1,671,428)		1,671,428

Total Investment Securities (Cost $63,240,020)(e) — 102.3%		66,126,466
Net other assets (liabilities) — (2.3)%		(1,463,783)

Net Assets — 100.0%		$64,662,683

Percentages indicated are based on net assets as of June 30, 2017.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

“Amounts shown as “—” are either $0 or rounds to less than $1.”

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $1,638,250.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2017, these securities represent 0.40% of the net assets of the Fund.

(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2017. The total of all such securities represent 0.26% of the net assets of the fund.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

18

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2017:

Country	Percentage
Bermuda	0.3%
Brazil	6.5%
Cayman Islands	0.6%
Chile	1.2%
China	10.3%
Colombia	0.2%
Czech Republic	0.1%
Egypt	0.1%
Guernsey	— %^
Hong Kong	5.7%
Hungary	0.3%
India	11.9%
Indonesia	3.0%
Korea, Republic Of	0.7%
Malaysia	3.8%
Mexico	4.6%
Netherlands	0.1%
Philippines	1.9%
Poland	1.8%
Republic of Korea (South)	14.0%
Romania	— %^
Russian Federation	1.0%
South Africa	8.2%
Spain	— %^
Switzerland	— %^
Taiwan, Province Of China	16.0%
Thailand	3.0%
Turkey	1.4%
Ukraine	0.1%
United States	3.2%

100.0%

^	Represents less than 0.05%

See accompanying notes to the financial statements.

19

AZL DFA Emerging Markets Core Equity Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investment securities, at cost	$63,240,020

Investment securities, at value*	$66,126,466
Interest and dividends receivable	229,853
Foreign currency, at value (cost $152,466)	153,914
Receivable for investments sold	375,509
Reclaims receivable	5,902

Total Assets	66,891,644

Liabilities:
Cash overdraft	384,153
Payable for investments purchased	17,086
Payable for collateral received on loaned securities	1,671,428
Accrued foreign taxes	44,619
Manager fees payable	25,499
Administration fees payable	27,822
Distribution fees payable	13,494
Custodian fees payable	37,900
Administrative and compliance services fees payable	507
Transfer agent fees payable	1,583
Trustee fees payable	1,064
Other accrued liabilities	3,806

Total Liabilities	2,228,961

Net Assets	$64,662,683

Net Assets Consist of:
Capital	$65,429,395
Accumulated net investment income/(loss)	908,930
Accumulated net realized gains/(losses) from investment transactions	(4,518,880)
Net unrealized appreciation/(depreciation) on investments	2,843,238

Net Assets	$64,662,683

Shares of beneficial interest (unlimited number of shares authorized, no par value)	6,486,247
Net Asset Value (offering and redemption price per share)	$9.97

*	Includes securities on loan of $1,638,250.

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$810,708
Income from securities lending	4,583
Foreign withholding tax	(74,804)

Total Investment Income	740,487

Expenses:
Manager fees	398,294
Administration fees	142,742
Distribution fees	79,659
Custodian fees	96,194
Administrative and compliance services fees	829
Transfer agent fees	4,150
Trustee fees	2,653
Professional fees	2,832
Shareholder reports	742
Other expenses	1,080

Total expenses before reductions	729,175
Less expenses voluntarily waived/reimbursed by the Manager	(95,591)
Less expense contractually waived/reimbursed by the Manager	(155,630)

Net expenses	477,954

Net Investment Income/(Loss)	262,533

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	548,821
Change in net unrealized appreciation/depreciation on investments	9,893,585
Net change in foreign taxes on unrealized gains/losses	11,915

Net Realized/Unrealized Gains/(Losses) on Investments	10,454,321

Change in Net Assets Resulting From Operations	$10,716,854

See accompanying notes to the financial statements.

20

AZL DFA Emerging Markets Core Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$262,533	$640,043
Net realized gains/(losses) on investment transactions	548,821	(2,939,678)
Change in unrealized appreciation/depreciation on investments	9,905,500	10,242,974

Change in net assets resulting from operations	10,716,854	7,943,339

Distributions to Shareholders:
From net investment income	—	(518,993)

Change in net assets resulting from distributions to shareholders	—	(518,993)

Capital Transactions:
Proceeds from shares issued	354,233	1,543,548
Proceeds from dividends reinvested	—	518,993
Value of shares redeemed	(4,409,992)	(13,176,648)

Change in net assets resulting from capital transactions	(4,055,759)	(11,114,107)

Change in net assets	6,661,095	(3,689,761)
Net Assets:
Beginning of period	58,001,588	61,691,349

End of period	$64,662,683	$58,001,588

Accumulated net investment income/(loss)	$908,930	$646,397

Share Transactions:
Shares issued	37,680	189,276
Dividends reinvested	—	60,069
Shares redeemed	(449,708)	(1,548,664)

Change in shares	(412,028)	(1,299,319)

See accompanying notes to the financial statements.

21

AZL DFA Emerging Markets Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	April 27, 2015 to December 31, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.41		$7.53	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05		0.10	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	1.51		0.85	(2.53)

Total from Investment Activities	1.56		0.95	(2.47)

Net Investment Income	—		(0.07)	—

Total Dividends	—		(0.07)	—

Net Asset Value, End of Period	$9.97		$8.41	$7.53

Total Return(b)	18.55	%(c)	12.63%	(24.70	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$64,663		$58,002	$61,691
Net Investment Income/(Loss)(d)	0.82%		1.03%	1.02%
Expenses Before Reductions(d)(e)	2.29%		2.03%	2.00%
Expenses Net of Reductions(d)	1.50%		1.50%	1.60%
Portfolio Turnover Rate	4	%(c)	16%	26	%(c)

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

22

AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA Emerging Markets Core Equity Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

23

AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $1.6 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $451 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions
Common Stocks	$1,650,510	$—	$—	$20,918	$1,671,428

Total Securities Lending Transactions	1,650,510	—	—	20,918	1,671,428

Total Borrowings	$1,650,510	$—	$—	$20,918	$1,671,428

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$1,671,428

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2017, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL DFA Emerging Markets Core Equity Fund	1.25%	1.50%

*	The Manager voluntarily reduced the management fee to 0.95% on all assets. After April 30, 2018 the manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

24

AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

At June 30, 2017, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2018	Expires 12/31/2019	Expires 12/31/2020	Total
AZL DFA Emerging Markets Core Equity Fund	$44,947	$144,438	$155,630	$345,015

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $374 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

25

AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Aerospace & Defense	$92,050	$77,399	$169,449
Airlines	131,317	364,986	496,303
Auto Components	14,462	924,091	938,553
Banks	2,142,550	5,396,571	7,539,121
Beverages	678,172	264,051	942,223
Capital Markets	104,746	773,226	877,972
Chemicals	164,911	1,718,692	1,883,603
Commercial Services & Supplies	8,877	133,320	142,197
Construction & Engineering	52,127	802,434	854,561
Construction Materials	134,621	762,795	897,416
Consumer Finance	19,515	231,191	250,706
Containers & Packaging	25,005	100,108	125,113
Diversified Consumer Services	148,871	20,807	169,678
Diversified Telecommunication Services	555,957	539,237	1,095,194
Electric Utilities	668,459	465,040	1,133,499
Electrical Equipment	4,085	373,223	377,308
Electronic Equipment, Instruments & Components	475,145	2,638,426	3,113,571
Food & Staples Retailing	324,940	1,002,919	1,327,859
Food Products	376,448	1,572,000	1,948,448
Gas Utilities	45,488	347,556	393,044
Health Care Providers & Services	67,670	371,441	439,111
Hotels, Restaurants & Leisure	118,155	589,762	707,917
Household Durables	97,930	689,143	787,073
Household Products	87,706	213,277	300,983
Independent Power & Renewable Electricity Producers	146,861	438,913	585,774
Industrial Conglomerates	256,091	1,131,233	1,387,324
Insurance	142,974	1,679,377	1,822,351
Internet & Direct Marketing Retail	134,343	36,471	170,814
Internet Software & Services	532,464	1,577,492	2,109,956
IT Services	644,906	765,570	1,410,476
Machinery	58,014	685,552	743,566
Media	269,652	662,733	932,385
Metals & Mining	1,170,545	1,370,374	2,540,919
Multiline Retail	202,985	315,385	518,370
Oil, Gas & Consumable Fuels	946,029	2,611,455	3,557,484
Paper & Forest Products	132,002	388,534	520,536
Personal Products	30,903	532,417	563,320
Pharmaceuticals	116,602	877,641	994,243
Real Estate Management & Development	182,681	2,146,444	2,329,125
Road & Rail	54,544	90,298	144,842
Semiconductors & Semiconductor Equipment	2,648,018	1,541,741	4,189,759
Software	22,756	260,238	282,994
Specialty Retail	32,880	561,515	594,395
Textiles, Apparel & Luxury Goods	31,440	686,185	717,625
Transportation Infrastructure	327,031	612,815	939,846
Water Utilities	145,372	152,716	298,088
Wireless Telecommunication Services	976,184	1,125,829	2,102,013
Other Common Stocks+	—	7,824,580	7,824,580
Preferred Stocks
Metals & Mining	155,341	1,575	156,916
Other Preferred Stocks+	105,461	—	105,461
Rights	—	372	372
Warrant	—	602	602
Securities Held as Collateral for Securities on Loan	—	1,671,428	1,671,428

Total Investment Securities	$16,005,286	$50,121,180	$66,126,466

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

26

AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA Emerging Markets Core Equity Fund	$2,728,330	$6,537,371

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $63,270,343. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$10,320,891
Unrealized (depreciation)	(7,464,768)

Net unrealized appreciation/(depreciation)	$2,856,123

As of the end of its tax year ended December 31, 2016, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL DFA Emerging Markets Core Equity Fund	$3,272,175	$1,784,284	$5,056,459

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income Net	Net Long-Term Capital Gains	Total Distributions(a)
AZL DFA Emerging Markets Core Equity Fund	$518,993	$—	$518,993

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL DFA Emerging Markets Core Equity Fund	$668,123	$—	$(5,056,459)	$(7,095,230)	$(11,483,566)

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2017.

27

AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

28

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

29

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® DFA Five-Year Global Fixed Income Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 6

Statement of Operations Page 6

Statements of Changes in Net Assets Page 7

Financial Highlights Page 8

Notes to the Financial Statements Page 9

Other Information Page 16

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Five-Year Global Fixed Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Five-Year Global Fixed Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL DFA Five-Year Global Fixed Income Fund	$1,000.00	$1,014.10	$4.00	0.80%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL DFA Five-Year Global Fixed Income Fund	$1,000.00	$1,020.81	$4.01	0.80%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Yankee Dollars	55.8%
Corporate Bonds	36.3
Securities Held as Collateral for Securities on Loan	9.0
Foreign Bonds	5.9
Money Markets	0.5

Total Investment Securities	107.5
Net other assets (liabilities)	(7.5)

Net Assets	100.0%

1

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds (36.3%):
Beverages (2.8%):
$10,895,000	Coca-Cola Co. (The), 1.88%, 10/27/20	$10,874,441
2,000,000	Coca-Cola Co. (The), 2.45%, 11/1/20^	2,034,132
728,000	Coca-Cola Co. (The), 1.55%, 9/1/21^	713,489
210,000	Coca-Cola Co. (The), 2.20%, 5/25/22^	209,791

		13,831,853

Communications Equipment (2.8%):
12,000,000	Cisco Systems, Inc., 2.20%, 2/28/21	12,064,848
2,000,000	Cisco Systems, Inc., 1.85%, 9/20/21, Callable 8/20/21 @ 100	1,975,346

		14,040,194

Consumer Finance (2.8%):
2,000,000	Toyota Motor Credit Corp., 2.15%, 3/12/20	2,011,430
12,000,000	Toyota Motor Credit Corp., 2.60%, 1/11/22	12,126,516

		14,137,946

Diversified Financial Services (2.7%):
6,200,000	Berkshire Hathaway Finance, 4.25%, 1/15/21	6,674,598
6,810,000	Berkshire Hathaway, Inc., 2.20%, 3/15/21, Callable 2/15/21 @ 100^	6,862,266

		13,536,864

Food & Staples Retailing (1.0%):
3,922,000	Wal-Mart Stores, Inc., 3.25%, 10/25/20	4,084,500
1,000,000	Wal-Mart Stores, Inc., 4.25%, 4/15/21	1,080,837

		5,165,337

Food Products (1.8%):
3,250,000	Nestle Holdings, Inc., Series E, 1.88%, 3/9/21	3,237,803
6,000,000	Nestle Holdings, Inc., Series E, 1.38%, 7/13/21	5,842,950

		9,080,753

Household Products (2.0%):
2,000,000	Colgate-Palmolive Co., 2.30%, 5/3/22	2,017,676
5,015,000	Procter & Gamble Co. (The), 1.85%, 2/2/21	4,985,953
2,000,000	Procter & Gamble Co. (The), 1.70%, 11/3/21	1,973,848
1,000,000	Procter & Gamble Co. (The), 2.30%, 2/6/22	1,011,842

		9,989,319

Internet Software & Services (0.2%):
1,000,000	Alphabet, Inc., 3.63%, 5/19/21	1,058,598

IT Services (2.6%):
2,500,000	Automatic Data Processing, Inc., 2.25%, 9/15/20, Callable 8/15/20 @ 100	2,530,920
1,500,000	IBM Corp., 1.63%, 5/15/20^	1,487,363
1,000,000	IBM Corp., 2.25%, 2/19/21^	1,003,606
8,000,000	IBM Corp., 2.50%, 1/27/22^	8,070,512

		13,092,401

Oil, Gas & Consumable Fuels (4.7%):
6,000,000	Chevron Corp., 1.96%, 3/3/20, Callable 2/3/20 @ 100	6,018,198
1,000,000	Chevron Corp., 2.10%, 5/16/21, Callable 4/15/21 @ 100	996,978
7,000,000	Chevron Corp., 2.50%, 3/3/22, Callable 2/3/22 @ 100^	7,065,429
4,718,000	Exxon Mobil Corp., 1.91%, 3/6/20, Callable 2/6/20 @ 100^	4,729,517

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$4,613,000	Exxon Mobil Corp., 2.22%, 3/1/21, Callable 2/1/21 @ 100	$4,643,247

		23,453,369

Pharmaceuticals (5.1%):
1,800,000	Johnson & Johnson, 2.25%, 3/3/22, Callable 2/3/22 @ 100^	1,809,565
4,900,000	Johnson & Johnson Co., 1.65%, 3/1/21, Callable 2/1/21 @ 100^	4,851,720
6,500,000	Merck & Co., Inc., 1.85%, 2/10/20^	6,512,539
2,000,000	Merck & Co., Inc., 2.35%, 2/10/22	2,017,610
10,000,000	Pfizer, Inc., 1.95%, 6/3/21^	9,984,630

		25,176,064

Software (4.8%):
700,000	Microsoft Corp., 2.00%, 11/3/20, Callable 10/3/20 @ 100	702,521
1,111,000	Microsoft Corp., 1.55%, 8/8/21, Callable 7/8/21 @ 100	1,087,034
6,551,000	Microsoft Corp., 2.40%, 2/6/22, Callable 1/6/22 @ 100^	6,612,599
2,500,000	Microsoft Corp., 2.38%, 2/12/22, Callable 1/12/22 @ 100	2,518,350
2,500,000	Oracle Corp., 2.80%, 7/8/21	2,567,550
10,307,000	Oracle Corp., 1.90%, 9/15/21, Callable 8/15/21 @ 100	10,216,370

		23,704,424

Technology Hardware, Storage & Peripherals (2.8%):
11,605,000	Apple, Inc., 2.25%, 2/23/21, Callable 1/23/21 @ 100	11,681,918
2,000,000	Apple, Inc., 2.85%, 5/6/21	2,056,336

		13,738,254

Thrifts & Mortgage Finance (0.2%):
1,000,000	USAA Capital Corp., 2.00%, 6/1/21(a)	984,243

Total Corporate Bonds (Cost $181,016,180)		180,989,619

Foreign Bonds (5.9%):
Banks (0.9%):
150,000	ANZ New Zealand Int’l Ltd/London, Series E, 0.40%, 3/1/22+	169,793
300,000	Cooperatieve Rabobank UA, Series G, 4.00%, 1/11/22+	397,956
2,000,000	Cooperatieve Rabobank UA, Series E, 4.75%, 6/6/22+	2,763,511
250,000	Nordea Bank AB, Series E, 2.00%, 2/17/21+	303,301
600,000	Skandinaviska Enskilda Banken AB, Series G, 0.30%, 2/17/22+	681,959

		4,316,520

Diversified Financial Services (0.9%):
35,000,000	Kommuninvest I Sverige AB, 0.25%, 6/1/22+	4,083,606
400,000	Op Corporate Bank plc, Series E, 0.75%, 3/3/22+	461,983

		4,545,589

Continued

2

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Foreign Bonds, continued
Industrial Conglomerates (0.1%):
$200,000	3M Co., 0.38%, 2/15/22, Callable 11/15/21 @ 100+	$228,276
300,000	General Electric Co., 0.38%, 5/17/22, Callable 4/17/22 @ 100+	340,523

		568,799

Oil, Gas & Consumable Fuels (0.1%):
500,000	Shell International Finance BV, Series E, 1.25%, 3/15/22+	594,371

Pharmaceuticals (0.3%):
500,000	Pfizer, Inc., 5.75%, 6/3/21+	692,044
220,000	Pfizer, Inc., 0.25%, 3/6/22, Callable 2/6/22 @ 100+	249,062
400,000	Roche Holdings, Inc., Series E, 6.50%, 3/4/21+	563,600

		1,504,706

Sovereign Bond (3.6%):
2,000,000	French Republic Government Bond OAT, 3.00%, 4/25/22+	2,623,475
3,000,000	Province of Alberta Canada, 1.35%, 9/1/21+	2,271,124
2,000,000	Province of Quebec, 4.25%, 12/1/21+	1,699,630
3,500,000	Singapore Government, 2.25%, 6/1/21+	2,615,591
4,000,000	Singapore Government, 1.25%, 10/1/21+	2,879,686
3,500,000	Singapore Government, 1.75%, 4/1/22+	2,569,515
24,000,000	Swedish Government, 3.50%, 6/1/22+	3,339,307

		17,998,328

Total Foreign Bonds (Cost $29,265,129)		29,528,313

Yankee Dollars (55.8%):
Banks (28.8%):
1,578,000	Australia & New Zealand Banking Group, Ltd., Regisetred Shares, 2.25%, 6/13/19^	1,589,463
8,000,000	Australia & New Zealand Banking Group, Ltd., Registered Shares, 5.10%, 1/13/20	8,575,951
7,500,000	Bank Nederlandse Gemeenten, 2.38%, 2/1/22(a)	7,594,882
13,195,000	Bank of Montreal, 1.90%, 8/27/21	12,948,716
1,000,000	Bank of Nova Scotia, 2.70%, 3/7/22	1,006,244
4,000,000	BK Nederlandse Gemeenten, Registered Shares, 1.63%, 4/19/21	3,946,316
625,000	Commonwealth Bank of Australia, 2.75%, 3/10/22(a)	630,445
7,000,000	Commonwealth Bank of Australia NY, Series G, 2.30%, 3/12/20	7,024,437
1,000,000	Cooperatieve Rabobank UA, 4.50%, 1/11/21	1,074,787
1,000,000	Cooperatieve Rabobank UA, 3.88%, 2/8/22	1,060,887
8,650,000	Dexia Credit Local SA NY, Registered Shares, 1.88%, 1/29/20	8,583,118
1,000,000	KFW, 1.63%, 3/15/21	991,401
2,000,000	Kreditanstalt fuer Wiederaufbau, 2.13%, 3/7/22	2,008,484
1,000,000	L-Bank BW Foerderbank, Series E, 1.38%, 7/21/21	975,438
2,587,000	National Australia Bank, Ltd, Series G, 2.50%, 5/22/22^	2,572,733
2,000,000	National Australia Bank, Ltd., 1.88%, 7/12/21	1,956,898
5,500,000	National Australia Bank, Ltd., 2.80%, 1/10/22	5,557,646
600,000	National Australian Bank of New York, Series G, 2.63%, 1/14/21	605,209
3,000,000	Nordea Bank AB, Registered Shares, 4.88%, 1/27/20	3,206,559

Contracts, Shares, or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$2,000,000	Nordea Bank AB, Registered Shares, 2.50%, 9/17/20(a)	$2,019,082
9,000,000	Nordic Investment Bank, 2.13%, 2/1/22	9,051,714
5,000,000	Oesterreichische Kontrollbank, 2.38%, 10/1/21^	5,066,695
4,000,000	Oesterreichische Kontrollbank AG, 1.88%, 1/20/21	3,990,280
3,000,000	Rabobank Nederland NY, Series G, 2.50%, 1/19/21	3,017,757
2,500,000	Rabobank Nederland NY, 2.75%, 1/10/22	2,538,020
2,500,000	Royal Bank of Canada, 2.50%, 1/19/21^	2,517,025
8,031,000	Royal Bank of Canada, Series G, 2.75%, 2/1/22^	8,167,302
9,327,000	Svenska Handelsbanken AB, Series G, 2.40%, 10/1/20	9,388,055
448,000	Svenska Handelsbanken AB, 1.88%, 9/7/21	438,148
2,700,000	Toronto-Dominion Bank (The), Series G, 2.50%, 12/14/20	2,731,153
7,500,000	Toronto-Dominion Bank (The), 2.13%, 4/7/21^	7,468,455
3,000,000	Toronto-Dominion Bank (The), 1.80%, 7/13/21^	2,938,854
2,000,000	Westpac Banking Corp., 2.30%, 5/26/20	2,005,610
7,500,000	Westpac Banking Corp., 2.60%, 11/23/20	7,580,797
3,000,000	Westpac Banking Corp., 2.80%, 1/11/22^	3,043,590

		143,872,151

Diversified Financial Services (10.9%):
2,978,000	Agence Francaise Develop, 1.63%, 1/21/20	2,954,417
334,000	Asian Development Bank, Series G, 1.63%, 3/16/21	331,105
13,000,000	Council of Europe Development Bank, 1.63%, 3/16/21	12,849,641
11,000,000	European Investment Bank, Series DIP, 1.38%, 9/15/21^	10,723,152
1,000,000	Export Development Canada, 1.38%, 10/21/21	976,127
3,000,000	Kommunalbanken AS, Registered Shares, 1.63%, 2/10/21	2,968,602
7,000,000	Kommunalbanken AS, Registered Shares, 2.25%, 1/25/22	7,057,617
1,000,000	Municipality Finance plc, Registered Shares, 1.38%, 9/21/21	970,998
2,000,000	Swedish Export Credit Corp., Series G, 1.75%, 8/28/20	1,992,812
11,000,000	Swedish Export Credit Corp., Series G, 1.75%, 3/10/21	10,935,122
2,264,000	The International Bank for Reconstruction and Development, 2.13%, 11/1/20	2,284,338

		54,043,931

Industrial Conglomerates (2.8%):
13,706,000	GE Capital International Funding, 2.34%, 11/15/20	13,815,579

Oil, Gas & Consumable Fuels (4.2%):
2,700,000	Shell International Finance BV, 2.13%, 5/11/20	2,714,780
10,000,000	Shell International Finance BV, 1.75%, 9/12/21	9,812,640
1,000,000	Total Capital International SA, 2.88%, 2/17/22	1,018,710
7,000,000	Total Capital SA, 4.45%, 6/24/20	7,496,097

		21,042,227

Sovereign Bond (9.1%):
6,000,000	Caisse D’amort Dette SOC, Registered Shares, 1.88%, 2/12/22	5,923,050

Continued

3

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bond, continued
$2,600,000	Caisse D’amortissement de La Dette Sociale, 2.00%, 3/22/21	$2,601,547
5,000,000	CPPIB Capital Inc., 2.25%, 1/25/22(a)	5,019,440
8,000,000	CPPIB Capital, Inc., Registered Shares, 2.25%, 1/25/22	8,031,104
1,000,000	Province of Alberta, Registered Shares, 1.75%, 8/26/20	994,873
2,000,000	Province of Manitoba, 2.05%, 11/30/20	2,005,450
1,500,000	Province of Manitoba Canada, 2.13%, 5/4/22	1,493,409
8,500,000	Province of Ontario, 2.40%, 2/8/22	8,565,586
1,000,000	Province OF Ontario, 2.50%, 9/10/21	1,013,687
3,700,000	Province of Quebec, 3.50%, 7/29/20	3,872,531
6,000,000	Province of Quebec, 2.38%, 1/31/22	6,052,080

		45,572,757

Total Yankee Dollars (Cost $278,209,451)		278,346,645

Contracts, Shares, or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (9.0%):
$44,666,934	AZL DFA Five-Year Global Fixed Income Fund Securities Lending Collateral Account(b)	$44,666,934

Total Securities Held as Collateral for Securities on Loan (Cost $44,666,934)		44,666,934

Unaffiliated Investment Company (0.5%):
2,725,752	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.75%(c)	2,725,752

Total Unaffiliated Investment Company (Cost $2,725,752)		2,725,752

Total Investment Securities (Cost $535,883,446)(d) — 107.5%		536,257,263
Net other assets (liabilities) — (7.5)%		(37,331,339)

Net Assets — 100.0%		$498,925,924

Percentages indicated are based on net assets as of June 30, 2017.

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $43,252,069.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(c)	The rate represents the effective yield at June 30, 2017.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2017:

Country	Percentage
Australia	7.7%
Austria	1.7%
Belgium	1.6%
Canada	14.8%
Denmark	1.0%
Finland	0.3%
France	4.2%
Germany	0.7%
Japan	0.4%

Country	Percentage
Netherlands	6.6%
New Zealand	— %^
Norway	1.9%
Singapore	1.5%
SNAT	6.6%
Sweden	5.8%
United States	45.2%

100.0%

^	Represents less than 0.05%

Continued

4

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Forward Currency Contracts

At June 30, 2017, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	Citibank	7/20/17	2,236,764	$1,686,818	$1,725,836	$(39,018)
Canadian Dollar	State Street	7/20/17	2,982,234	2,250,064	2,301,024	(50,960)
European Euro	Barclays Bank	7/14/17	613,213	688,939	700,836	(11,897)
European Euro	Citibank	7/14/17	3,390,095	3,784,396	3,874,512	(90,116)
European Euro	State Street	7/14/17	4,922,657	5,520,441	5,626,065	(105,624)
Singapore Dollar	State Street	7/19/17	11,107,410	7,982,873	8,073,393	(90,520)
Swedish Krona	Bank of New York Mellon	7/7/17	14,937,194	1,718,041	1,774,533	(56,492)
Swedish Krona	Barclays Bank	7/7/17	48,276,743	5,541,206	5,735,258	(194,052)

				$29,172,778	$29,811,457	$(638,679)

See accompanying notes to the financial statements.

5

AZL DFA Five-Year Global Fixed Income Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investment securities, at cost	$535,883,446

Investment securities, at value*	$536,257,263
Interest and dividends receivable	3,579,490
Foreign currency, at value (cost $30)	32
Receivable for investments sold	4,744,468

Total Assets	544,581,253

Liabilities:
Unrealized depreciation on forward currency contracts	638,679
Payable for collateral received on loaned securities	44,666,934
Manager fees payable	205,487
Administration fees payable	12,987
Distribution fees payable	102,743
Custodian fees payable	3,628
Administrative and compliance services fees payable	2,253
Transfer agent fees payable	1,042
Trustee fees payable	4,573
Other accrued liabilities	17,003

Total Liabilities	45,655,329

Net Assets	$498,925,924

Net Assets Consist of:
Capital	$494,188,116
Accumulated net investment income/(loss)	8,624,700
Accumulated net realized gains/(losses) from investment transactions	(3,623,770)
Net unrealized appreciation/(depreciation) on investments	(263,122)

Net Assets	$498,925,924

Shares of beneficial interest (unlimited number of shares authorized, no par value)	49,392,353
Net Asset Value (offering and redemption price per share)	$10.10

*	Includes securities on loan of $43,252,069.

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Interest	$4,822,574
Dividends	9,576
Income from securities lending	54,264

Total Investment Income	4,886,414

Expenses:
Manager fees	1,467,624
Administration fees	69,134
Distribution fees	611,507
Custodian fees	12,788
Administrative and compliance services fees	4,749
Transfer agent fees	3,571
Trustee fees	15,399
Professional fees	16,285
Shareholder reports	4,265
Other expenses	6,963

Total expenses before reductions	2,212,285
Less expenses voluntarily waived/reimbursed by the Manager	(244,601)

Net expenses	1,967,684

Net Investment Income/(Loss)	2,918,730

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(682,774)
Net realized gains/(losses) on forward currency contracts	(84,210)
Change in net unrealized appreciation/depreciation on investments	4,640,563

Net Realized/Unrealized Gains/(Losses) on Investments	3,873,579

Change in Net Assets Resulting From Operations	$6,792,309

See accompanying notes to the financial statements.

6

AZL DFA Five-Year Global Fixed Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,918,730	$4,905,505
Net realized gains/(losses) on investment transactions	(766,984)	1,647,990
Change in unrealized appreciation/depreciation on investments	4,640,563	44,979

Change in net assets resulting from operations	6,792,309	6,598,474

Distributions to Shareholders:
From net investment income	—	(3,717,956)

Change in net assets resulting from distributions to shareholders	—	(3,717,956)

Capital Transactions:
Proceeds from shares issued	10,415,913	19,877,421
Proceeds from dividends reinvested	—	3,717,956
Value of shares redeemed	(1,112,167)	(60,694,755)

Change in net assets resulting from capital transactions	9,303,746	(37,099,378)

Change in net assets	16,096,055	(34,218,860)
Net Assets:
Beginning of period	482,829,869	517,048,729

End of period	$498,925,924	$482,829,869

Accumulated net investment income/(loss)	$8,624,700	$5,705,970

Share Transactions:
Shares issued	1,040,263	1,974,006
Dividends reinvested	—	367,750
Shares redeemed	(110,651)	(6,041,451)

Change in shares	929,612	(3,699,695)

See accompanying notes to the financial statements.

7

AZL DFA Five-Year Global Fixed Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	April 27, 2015 to December 31, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.96		$9.91	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.06		0.11	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	0.08		0.02	(0.15)

Total from Investment Activities	0.14		0.13	(0.09)

Dividends to Shareholders From:
Net Investment Income	—		(0.08)	—

Total Dividends	—		(0.08)	—

Net Asset Value, End of Period	$10.10		$9.96	$9.91

Total Return(b)	1.41	%(c)	1.28%	(0.90	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$498,926		$482,830	$517,049
Net Investment Income/(Loss)(d)	1.19%		1.01%	0.90%
Expenses Before Reductions(d)(e)	0.90%		0.90%	0.91%
Expenses Net of Reductions(d)	0.80%		0.80%	0.81%
Portfolio Turnover Rate	45	%(c)	52%	127	%(c)

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

8

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA Five-Year Global Fixed Income Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

9

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $35 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $5,369 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$44,666,934	$—	$—	$—	$44,666,934

Total Securities Lending Transactions	44,666,934	—	—	—	44,666,934

Total Borrowings	$44,666,934	$—	$—	$—	$44,666,934

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$44,666,934

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price. During the period ended June 30, 2017 the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2017, the Fund entered into forward currency contracts in connections with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $29.2 million as of June 30, 2017. The monthly average for these contracts was $9.3 million for the period ended June 30, 2017.

10

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Foreign Exchange Rate Risk Exposure

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	$—	Unrealized depreciation on forward currency contracts	$638,679

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Foreign Exchange Risk Exposure

Forward Contracts	Net realized gains/(losses) on forward currency contracts/ Change in unrealized appreciation/depreciation on investments	$(84,210)	$(725,851)

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2017. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017.

As of June 30, 2017, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward currency contracts	$—	$638,679

Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	638,679
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$—	$638,679

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2017:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets
Bank of New York Mellon	$56,492	$—	$—	$—	$56,492
Barclays Bank	205,949	—	—	—	205,949
Citibank	129,134	—	—	—	129,134
State Street	247,104	—	—	—	247,104

Total	$638,679	$—	$—	$—	$638,679

*	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

11

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL DFA Five-Year Global Fixed Income Fund	0.60%	0.95%

*	The Manager voluntarily reduced the management fee to 0.50% on all assets. After April 30, 2018 the manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $2,937 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

12

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Corporate Bonds+	$—	$180,989,619	$180,989,619
Foreign Bonds+	—	29,528,313	29,528,313
Securities Held as Collateral for Securities on Loan	—	44,666,934	44,666,934
Yankee Dollars+	—	278,346,645	278,346,645
Unaffiliated Investment Company	2,725,752	—	2,725,752

Total Investment Securities	2,725,752	533,531,511	536,257,263

Other Financial Instruments:*
Forward Currency Contracts	—	(638,679)	(638,679)

Total Investments	$2,725,752	$532,892,832	$535,618,584

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA Five-Year Global Fixed Income Fund	$228,150,176	$219,439,147

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

13

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $535,883,446. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,985,453
Unrealized (depreciation)	(1,611,636)

Net unrealized appreciation/(depreciation)	$373,817

As of the end of its tax year ended December 31, 2016, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL DFA Five-Year Global Fixed Income Fund	$2,856,785	$—	$2,856,785

During the year ended December 31, 2016, the Fund utilized $847,495 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income Net	Net Long-Term Capital Gains	Total Distributions(a)
AZL DFA Five-Year Global Fixed Income Fund	$3,717,956	$—	$3,717,956

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL DFA Five-Year Global Fixed Income Fund	$5,705,969	$—	$(2,856,786)	$(4,903,684)	$(2,054,501)

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2017.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

14

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

15

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® DFA International Core Equity Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 29

Statement of Operations Page 29

Statements of Changes in Net Assets Page 30

Financial Highlights Page 31

Notes to the Financial Statements Page 32

Other Information Page 38

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA International Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA International Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL DFA International Core Equity Fund	$1,000.00	$1,140.10	$6.37	1.20%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL DFA International Core Equity Fund	$1,000.00	$1,018.86	$6.01	1.20%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Industrials	19.8%
Financials	18.4
Consumer Discretionary	16.7
Materials	13.0
Consumer Staples	8.0
Information Technology	5.8
Health Care	5.4
Energy	4.2
Telecommunication Services	3.6
Utilities	2.7
Real Estate	2.2

Total Common Stocks and Preferred Stocks	99.8
Right	— ^
Securities Held as Collateral for Securities on Loan	0.6

Total Investment Securities	100.4
Net other assets (liabilities)	(0.4)

Net Assets	100.0%

^	Represents less than 0.05%

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (99.4%):
Aerospace & Defense (1.3%):
15,989	Austal, Ltd.	$22,502
44,779	BAE Systems plc	369,936
5,900	Bombardier, Inc., Class B*	10,739
11,887	CAE, Inc.	204,992
3,081	Chemring Group plc	7,433
143,607	Cobham plc	242,880
504	Elbit Systems, Ltd.	62,239
3,429	European Aeronautic Defence & Space Co. NV	282,500
14,340	Finmeccanica SpA	239,506
2,535	Heroux-Devtek, Inc.*	28,603
1,132	LiSi	53,957
539	Macdonald Dettwiler & Associates, Ltd.	28,052
41,242	Meggitt plc	256,513
3,010	MTU Aero Engines AG	425,847
37,946	QinetiQ Group plc	133,622
25,323	Rolls-Royce Holdings plc*	294,237
2,493	Saab AB	123,432
1,661	Safran SA	152,336
31,537	Senior plc	96,534
17,700	Singapore Technologies Engineering, Ltd.	47,326
1,426	Thales SA	153,615
4,635	Ultra Electronics Holdings plc	123,739
3,131	Zodiac Aerospace	85,129

		3,445,669

Air Freight & Logistics (0.5%):
6,697	Bollore, Inc.	30,494
7,355	BPOST SA	177,705
1,468	Compania de Distribucion Integral Logista Holdings SA	38,596
19,100	Cwt, Ltd.	30,946
7,375	Deutsche Post AG	276,702
5,804	Freightways, Ltd.	32,595
37,500	Kerry Network, Ltd.	55,436
2,300	Kintetsu World Express, Inc.	40,636
1,800	Konoike Transport Co., Ltd.	24,573
5,936	Mainfreight, Ltd.	102,244
4,000	Mitsui-Soko Holdings Co., Ltd.	10,938
1,146	Oesterreichische Post AG	49,805
552	Panalpina Welttransport Holdings	77,701
22,252	PostNL NV	103,916
23,649	Royal Mail plc	129,794
58,500	Singapore Post, Ltd.	56,528
3,900	Yamato Holdings Co., Ltd.	79,225

		1,317,834

Airlines (0.4%):
2,930	Air Canada*	39,275
4,229	Air France-KLM*	60,434
26,921	Air New Zealand, Ltd.	64,339
12,000	All Nippon Airways Co., Ltd.	41,740
91,046	Cathay Pacific Airways, Ltd.	141,441
7,741	Deutsche Lufthansa AG, Registered Shares	176,741
2,130	easyJet plc	37,708
28,658	El Al Israel Airlines	26,368

Shares		Fair Value
Common Stocks, continued
Airlines, continued
2,128	Exchange Income Corp.	$54,258
13,156	International Consolidated Airlines Group SA	104,748
28,692	Qantas Airways, Ltd.	126,271
21,400	Singapore Airlines, Ltd.	157,377

		1,030,700

Auto Components (2.9%):
6,300	Aisin Sieki Co., Ltd.	323,142
7,300	Akebono Brake Industry Co., Ltd.*	22,929
2,288	Arb Corp., Ltd.	27,653
266	Autoneum Holding AG	73,077
6,935	Brembo SpA	101,783
12,900	Bridgestone Corp.	557,123
3,874	CIE Automotive SA	88,932
7,997	Compagnie Generale des Establissements Michelin SCA, Class B	1,063,047
887	Continental AG	191,396
2,800	Daido Metal Co., Ltd.	25,416
2,400	Daikyonishikawa Corp.	32,128
4,700	Denso Corp.	198,938
1,800	Eagle Industry Co., Ltd.	30,442
1,724	ElringKlinger AG	33,039
1,700	Exedy Corp.	47,991
5,121	Faurecia	260,074
2,300	FCC Co., Ltd.	46,453
500	Futaba Industrial Co., Ltd.	4,530
70,607	GKN plc	300,070
874	Grammer AG	45,963
1,400	G-Tekt Corp.	26,163
2,186	Hella KGAA Hueck & Co.	107,581
1,600	Hi-Lex Corp.	40,626
200	Kasai Kogyo Co., Ltd.	2,585
2,500	Keihin Corp.	34,201
1,600	Koito Manufacturing Co., Ltd.	82,659
31,203	Kongsberg Automotive ASA*	27,667
5,000	KYB Co., Ltd.	25,688
2,493	Leoni AG	128,774
3,233	Linamar Corp.	159,381
8,141	Magna International, Inc., ADR	377,173
6,366	Martinrea International, Inc.	51,994
1,027	Mgi Coutier	41,069
2,000	Mitsuba Corp.	36,984
1,600	Musashi Seimitsu Industry Co. L	46,433
6,000	NGK Spark Plug Co., Ltd.	128,105
12,000	NHK SPRING Co., Ltd.	126,421
1,800	Nifco, Inc./Japan	96,746
4,000	Nippon Seiki Co., Ltd.	80,546
700	Nissin Kogyo Co., Ltd.	11,139
2,700	NOK Corp.	57,208
6,062	Nokian Renkaat OYJ	251,154
2,600	Pacific Industrial Co., Ltd.	33,829
1,800	Piolax, Inc.	50,284
2,839	Plastic Omnium SA	104,081

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
6,300	Press Kogyo Co., Ltd.	$29,321
1,519	Saf-Holland SA	26,023
8,000	Sanden Holdings Corp.*	23,120
3,200	Showa Corp.	31,076
2,500	Stanley Electric Co., Ltd.	75,621
17,200	Sumitomo Electric Industries, Ltd.	265,461
2,900	Sumitomo Riko Co., Ltd.	29,916
7,600	Sumitomo Rubber Industries, Ltd.	128,546
2,000	Tachi-S Co., Ltd.	36,571
3,900	Tokai Rika Co., Ltd.	71,998
2,500	Topre Corp.	67,847
7,500	Toyo Tire & Rubber Co., Ltd.	153,176
4,500	Toyoda Gosei Co., Ltd.	107,631
3,500	Toyota Boshoku Corp.	65,872
1,100	Toyota Industries Corp.	58,040
1,500	TPR Co., Ltd.	48,556
3,600	TS Tech Co., Ltd.	105,099
2,000	Unipres Corp.	44,595
2,847	Valeo SA	193,095
82,000	Xinyi Glass Holdings, Ltd.	81,311
6,500	Yokohama Rubber Co., Ltd. (The)	130,795

		7,376,287

Automobiles (3.4%):
9,641	Bayerische Motoren Werke AG (BMW)	897,231
17,431	Daimler AG, Registered Shares	1,264,337
958	Ferrari NV	82,407
72,307	Fiat Chrysler Automobiles NV*	762,668
4,300	Fuji Heavy Industries, Ltd.	145,361
23,400	Honda Motor Co., Ltd.	639,445
12,200	Isuzu Motors, Ltd.	150,913
23,400	Mazda Motor Corp.	327,530
6,800	Mitsubishi Motors Corp.	44,941
48,200	Nissan Motor Co., Ltd.	480,596
14,678	Piaggio & C SpA	36,296
27,636	PSA Peugeot Citroen SA	551,599
3,686	Renault SA	334,326
5,000	Suzuki Motor Corp.	237,660
45,438	Toyota Motor Corp.	2,383,764
794	Volkswagen AG	123,289
4,800	Yamaha Motor Co., Ltd.	124,120

		8,586,483

Banks (9.4%):
20,000	77th Bank	98,724
500	Aichi Bank, Ltd. (The)	28,219
12,000	Aomori Bank, Ltd. (The)	42,574
25,839	Australia & New Zealand Banking Group, Ltd.	569,387
10,000	Awa Bank, Ltd. (The)	68,150
23,992	Banca Popolare dell’Emilia Romarna	120,573
23,223	Banca Popolare di Sondrio SCARL	91,682
29,024	Banco Bilbao Vizcaya Argentaria SA	242,545
61,025	Banco Bpm SpA*	205,986
100,929	Banco de Sabadell SA	206,562

Shares		Fair Value
Common Stocks, continued
Banks, continued
23,927	Banco Popular Espanol SA*(a)	—
80,243	Banco Santander SA	$534,159
6,708	Bank Hapoalim BM	45,226
28,290	Bank Leumi Le-Israel Corp.	137,415
2,674	Bank of Georgia Holdings	121,696
525,912	Bank of Ireland*	139,102
900	Bank of Iwate, Ltd. (The)	35,963
10,000	Bank of Kyoto, Ltd. (The)	94,535
15,317	Bank of Montreal	1,124,880
900	Bank of Nagoya, Ltd. (The)	34,047
13,051	Bank of Nova Scotia	784,757
1,320	Bank of Okinawa, Ltd. (The)	53,726
13,707	Bank of Queensland, Ltd.	120,450
11,000	Bank of Saga, Ltd. (The)	25,517
14,743	Bankia SA	71,311
5,297	Bankinter SA	49,010
84	Banque Cantonale Vaudoise,Registered Shares	62,260
32,755	Barclays plc, ADR	346,875
16,543	Bendigo & Adelaide Bank, Ltd.	141,140
206	Berner Kantonalbank AG	39,399
15,820	BNP Paribas SA	1,150,462
66,542	BOC Hong Kong Holdings, Ltd.	318,997
6,760	Canadian Imperial Bank of Commerce	548,642
5,927	Canadian Western Bank	125,159
12,000	Chiba Bank, Ltd. (The)	87,265
7,000	Chugoku Bank, Ltd. (The)	104,897
2,600	Chuo Mitsui Trust Holdings, Inc.	93,289
9,830	Commerzbank AG*	117,713
10,374	Commonwealth Bank of Australia	660,134
15,000	Concordia Financial Group, Ltd.	75,981
11,349	Credit Agricole SA	184,502
4,185	Credito Emiliano SpA	33,959
5,520	Credito Valtellinese SpA*	23,590
42,231	Criteria Caixacorp SA	202,116
12,800	Dah Sing Banking Group, Ltd.	27,251
11,200	Dah Sing Financial Holdings, Ltd.	94,046
13,000	Daishi Bank, Ltd. (The)	59,981
5,836	Danske Bank A/S	225,315
14,338	DBS Group Holdings, Ltd.	216,071
4,975	DnB NOR ASA	84,937
900	Ehime Bank, Ltd. (The)	11,355
6,408	Erste Group Bank AG	245,767
6,500	Fidea Holdings Co., Ltd.	10,842
1,816	First International Bank of Israel	32,931
15,000	Fukui Bank, Ltd. (The)	37,607
13,000	Fukuoka Financial Group, Inc.	61,934
11,600	Gunma Bank, Ltd. (The)	69,835
14,200	Hachijuni Bank, Ltd. (The)	90,422
2,805	Hang Seng Bank, Ltd.	58,673
25,589	Heartland Bank, Ltd.	33,371
16,000	Hiroshima Bank, Ltd. (The)	71,123
10,000	Hokkoku Bank, Ltd. (The)	38,472
1,400	Hokuetsu Bank, Ltd. (The)	33,340

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
4,900	Hokuhoku Financial Group, Inc.	$78,366
33,646	HSBC Holdings plc, ADR	1,560,838
11,000	Hyakugo Bank, Ltd. (The)	44,812
13,000	Hyakujushi Bank, Ltd. (The)	43,017
28,937	ING Groep NV	503,203
22,660	Intesa Sanpaolo SpA	72,278
24,232	Isreal Discount Bank*	63,804
8,200	Iyo Bank, Ltd. (The)	68,040
12,000	Juroku Bank, Ltd. (The)	37,926
3,367	Jyske Bank A/S	195,190
200	Kansai Urban Banking Corp.	2,396
2,633	KBC Groep NV	199,847
8,000	Keiyo Bank, Ltd. (The)	34,696
3,700	Kiyo Bank, Ltd. (The)	64,209
15,790	Kyushu Financial Group, Inc.	99,964
2,101	Laurentian Bank of Canada	87,777
8,880	Liberbank SA*^	9,139
696	Liechtenstein Landesbank AG	35,617
143,580	Lloyds TSB Group plc, ADR	506,837
185	Luzerner Kantonalbank AG	84,029
12,870	Mebuki Financial Group, Inc.	47,983
15,012	Mediobanca SpA	148,937
76,800	Mitsubishi UFJ Financial Group, Inc.	517,978
8,000	Miyazaki Bank, Ltd. (The)	26,358
5,533	Mizrahi Tefahot Bank, Ltd.	100,725
100,500	Mizuho Financial Group, Inc.	184,210
1,700	Musashino Bank, Ltd. (The)	52,294
1,300	Nanto Bank, Ltd. (The)	36,992
28,207	National Australia Bank, Ltd.	641,367
11,556	National Bank of Canada	486,001
18,651	Natixis	126,461
5,000	Nishi-Nippon Holdings, Inc.	52,116
26,792	Nordea Bank AB	342,040
14,600	North Pacific Bank, Ltd.	51,210
9,000	Ogaki Kyoritsu Bank, Ltd. (The)	25,988
25,452	Oversea-Chinese Banking Corp., Ltd.	199,541
7,725	Raiffeisen International Bank-Holding AG*	195,480
31,500	Resona Holdings, Inc.	174,089
880	Ringkjoebing Landbobank A/S	43,942
10,304	Royal Bank of Canada	747,246
12,603	Royal Bank of Scotland, ADR*	82,298
11,600	Senshu Ikeda Holdings, Inc.	49,047
24,500	Seven Bank, Ltd.	87,865
13,000	Shiga Bank, Ltd. (The)	67,194
13,000	Shikoku Bank, Ltd. (The)	36,322
31,000	Shinsei Bank, Ltd.	54,237
5,000	Shizuoka Bank, Ltd. (The)	45,299
12,739	Skandinaviska Enskilda Banken AB, Class A	154,695
10,424	Societe Generale	566,684
5,219	Spar Nord Bank A/S	68,472
8,827	Sparebank 1 Sr-Bank ASA	75,620
121	St. Galler Kantonalbank AG	53,400

Shares		Fair Value
Common Stocks, continued
Banks, continued
24,615	Standard Chartered plc*	$249,631
5,100	Sumitomo Mitsui Financial Group, Inc.	199,541
1,500	Suruga Bank, Ltd.	36,454
4,946	Svenska Handelsbanken AB, Class A	71,053
6,195	Swedbank AB, Class A	151,177
3,864	Sydbank A/S	145,648
12,000	Toho Bank, Ltd. (The)	42,254
1,700	Tokyo Ty Financial Group, Inc.	46,991
7,500	Tomony Holdings, Inc.	36,637
19,576	Toronto-Dominion Bank (The)	986,239
21,000	Towa Bank, Ltd. (The)	23,585
36,343	UBI Banca — Unione di Banche Italiane SCPA	157,677
6,613	Unicredit SpA*	124,686
8,427	United Overseas Bank, Ltd.	141,618
782	Valiant Holding AG	90,091
6,876	Virgin Money Holdings UK	23,911
582	Walliser Kantonalbank, Registered Shares	54,378
50,201	Westpac Banking Corp.	1,171,362
8,000	Yamagata Bank, Ltd. (The)	35,873
3,000	Yamaguchi Financial Group, Inc.	36,322
9,000	Yamanashi Chuo Bank, Ltd. (The)	38,079
8	Zuger Kantonalbank AG	44,205

		24,107,337

Beverages (1.3%):
10,537	A.G. Barr plc	84,575
3,767	Anheuser-Busch InBev NV	416,781
2,300	Asahi Breweries, Ltd.	86,606
8,796	Britvic plc	79,382
12,528	C&C Group plc	46,146
1,327	Carlsberg A/S, Class B	142,079
5,367	Coca-Cola Amatil, Ltd.	38,030
7,885	Coca-Cola European Partners plc	320,196
7,048	Coca-Cola HBC AG	207,289
1,250	Coca-Cola West Co., Ltd.	36,201
9,750	Cott Corp.	140,843
8,506	Davide Campari — Milano SpA	60,119
4,154	Diageo plc, ADR	497,774
1,867	Heineken NV	181,857
2,200	ITO EN, Ltd.	80,376
10,600	Kirin Holdings Co., Ltd.	216,164
938	Olvi OYJ	32,834
1,800	Refresco Group NV(b)	36,737
2,807	Royal Unibrew A/S	134,678
4,000	Sapporo Breweries, Ltd.	110,267
14,566	Stock Spirits Group plc	32,244
1,000	Suntory Beverage & Food, Ltd.	46,527
24,033	Treasury Wine Estates, Ltd.	242,821

		3,270,526

Biotechnology (0.3%):
1,328	Bavarian Nordic A/S*^	78,570
1,137	Biotest AG*	28,648
2,219	CSL, Ltd.	235,722

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
476	Galapagos NV*	$36,525
3,624	Genus plc	84,041
2,522	Grifols SA	70,324
999	Idorsia, Ltd.	18,863
7,447	Knight Therapeutics, Inc.*	59,100
1,222	Shire plc	67,313
3,118	Sirtex Medical, Ltd.	38,903

		718,009

Building Products (1.1%):
1,800	AICA Kogyo Co., Ltd.	54,939
2,028	Arbonia AG*	37,155
5,600	Asahi Glass Co., Ltd.	236,362
5,702	Assa Abloy AB, Class B	125,392
15	Belimo Holding AG, Registered Shares	64,675
3,700	Bunka Shutter Co., Ltd.	28,431
11,000	Central Glass Co., Ltd.	47,438
2,051	Compagnie de Saint-Gobain SA	109,703
1,500	Daikin Industries, Ltd.	153,428
119	dorma kaba Holding AG	103,464
434	Geberit AG, Registered Shares	202,660
12,489	Gwa Group, Ltd.	30,291
2,938	Inwido AB	41,398
10,573	Kingspan Group plc	363,329
3,279	Lindab International AB	35,789
5,800	Lixil Group Corp.	145,230
7,562	Nibe Industrier AB, Class B	71,489
8,000	Nichias Corp.	92,611
1,500	Nichiha Corp.	52,991
1,500	Nippon Sheet Glass Co., Ltd.*	12,424
10,000	Nitto Boseki Co., Ltd.	48,184
1,500	Noritz Corp.	29,800
1,400	Okabe Co., Ltd.	12,921
12,336	Polypipe Group plc	61,466
435	Rockwool International A/S	95,839
22	Rockwool International A/S	4,648
1,900	Sankyo Tateyama, Inc.	29,041
11,100	Sanwa Holdings Corp.	117,182
52	Schweiter Technologies AG	67,554
1,700	Sekisui Jushi Corp.	31,241
1,800	Takara Standard Co., Ltd.	29,462
1,348	Tarkett SA	62,674
2,500	TOTO, Ltd.	95,677
2,051	Uponor OYJ	37,413
638	Zehnder Group AG	23,231

		2,755,532

Capital Markets (2.6%):
19,529	3i Group plc	229,885
33,955	Aberdeen Asset Management plc	133,743
3,200	AGF Management, Ltd.	16,634
1,200	Alaris Royalty Corp.	21,314
2,199	Altamir	40,969
17,351	Ashmore Group plc	79,833

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
851	Avanza Bank Holding AB	$37,178
3,389	Azimut Holding SpA	68,156
1,975	Banca Generali SpA	59,080
1,725	Binckbank NV	8,759
3,505	Bolsas y Mercados Espanoles	126,804
25,002	Brewin Dolphin Holdings plc	111,606
3,984	Brookfield Asset Management, Inc., Class A	156,212
4,759	BT Investment Management, Ltd.	41,551
2,895	Bure Equity AB	33,706
8,265	Canaccord Genuity Group, Inc.	33,975
940,000	China Lng Group, Ltd.*	17,463
2,455	CI Financial Corp.	52,334
10,072	Close Brothers Group plc	198,044
11,961	Credit Suisse Group AG	173,361
14,000	Daiwa Securities Group, Inc.	83,197
10,467	Deutsche Bank AG, Registered Shares	186,208
8,446	Deutsche Bank AG, Registered Shares	149,966
2,513	EFG International AG	16,349
258,000	Emperor Capital Group, Ltd.	23,134
2,185	Euronext NV(b)	113,544
7,427	GAM Holding AG	100,041
1,012	Gimv NV	61,284
1,675	Guardian Capital Group, Ltd., Class A	33,782
142,000	Guotai Junan International Hol	44,029
66,000	Haitong International Securiti	38,989
5,422	Hargreaves Lansdown plc	91,985
6,123	Hong Kong Exchanges & Clearing, Ltd.	158,311
22,233	IG Group Holdings plc	164,570
2,132	IGM Financial, Inc.	66,134
13,922	Intermediate Capital Group plc	151,103
29,861	Investec plc	223,111
8,734	IOOF Holdings, Ltd.	65,719
20,157	Ip Group plc*	35,352
7,617	IRESS, Ltd.	74,218
900	Jafco Co., Ltd.	36,391
4,080	Janus Henderson Group plc*	135,089
7,200	Japan Exchange Group, Inc.	130,803
3,150	Julius Baer Group, Ltd.	166,063
25,444	Jupiter Fund Management plc	167,420
186,000	Kingston Financial Group, Ltd.	67,121
3,928	London Stock Exchange Group plc	186,654
3,369	Macquarie Group, Ltd.	229,117
4,411	Magellan Financial Group, Ltd.	97,674
63,933	Man Group plc	128,984
3,600	Matsui Securities Co., Ltd.	29,409
12,700	Monex Group, Inc.	33,682
10,500	Nex Group plc	85,448
23,000	Nomura Holdings, Inc.	138,438
8,000	Okasan Securities Group, Inc.	51,530
226	Partners Group Holding AG	140,160
1,867	Perpetual, Ltd.	80,064
5,913	Platinum Asset Management, Ltd.	21,037
3,209	Rathbone Brothers plc	105,966

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
9,785	Ratos AB, Class B^	$46,695
1,124	Rothschild & Co.	41,158
7,300	SBI Holdings, Inc.	99,125
2,045	Schroders plc	82,697
559	Schroders plc	16,118
9,000	Singapore Exchange, Ltd.	48,005
9,300	Sprott, Inc.	16,354
2,878	Thomson Reuters Corp.	133,223
2,731	TMX Group, Ltd.	148,619
6,294	Tullett Prebon plc	38,324
14,503	UBS Group AG	246,274
3,019	UBS Group AG	51,263
1,793	Vontobel Holding AG	116,889
122	Vp Bank AG, Registered Shares	15,106
96	VZ Holding AG	30,822

		6,683,355

Chemicals (5.5%):
5,100	Adeka Corp.	77,796
705	Agrium, Inc.	63,795
2,927	Air Liquide SA	363,697
6,000	Air Water, Inc.	110,600
9,273	AkzoNobel NV	804,889
4,212	Arkema SA	449,712
24,000	Asahi Kasei Corp.	258,567
15,764	BASF SE	1,465,131
7,920	Borregaard ASA	97,942
1,529	Christian Hansen Holding A/S	111,203
4,200	Chugoku Marine Paints, Ltd.	32,381
16,684	Clariant AG	368,802
4,087	Corbion NV	130,762
2,800	Croda International plc	141,718
9,800	Daicel Chemical Industries, Ltd.	122,190
2,000	Dainichiseika Color & Chemical	15,877
5,100	Dainippon Ink & Chemicals, Inc.	183,748
28,000	Denka Co., Ltd.	144,804
17,121	DuluxGroup, Ltd.	91,236
35,867	Elementis plc	137,439
88	EMS-Chemie Holding AG	65,115
8,260	Essentra plc	60,736
5,499	Evonik Industries AG	175,754
905	Frutarom Industries, Ltd.	63,322
1,815	Fuchs Petrolub AG	99,166
679	FUCHS Petrolub SE	32,069
1,100	Fujimori Kogyo Co., Ltd.	34,582
1,400	Fuso Chemical Co., Ltd.	45,480
100	Givaudan SA, Registered Shares	200,178
29	Gurit Holding AG	34,862
4,570	Hexpol AB	49,934
3,500	Hitachi Chemical Co., Ltd.	104,642
63,732	Incitec Pivot, Ltd.	167,498
10,087	Israel Chemicals, Ltd.	47,551
200	JCU Corp.	7,113

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
2,998	Johnson Matthey plc	$112,121
1,700	JSR Corp.	29,357
8,974	K+S AG, Registered Shares	229,966
16,000	Kaneka Corp.	122,175
2,000	Kansai Paint Co., Ltd.	46,095
5,000	Kanto Denka Kogyo Co., Ltd.	44,120
7,358	Kemira OYJ	92,966
1,162	Koninklijke DSM NV	84,881
300	Konishi Co., Ltd.	4,298
11,300	Kuraray Co., Ltd.	205,327
900	Kureha Corp.	44,603
5,438	Lanxess AG	411,779
294	Lenzing AG	52,725
1,230	Linde AG	233,602
1,300	Lintec Corp.	31,155
2,350	Methanex Corp.	103,518
53,900	Mitsubishi Chemical Holdings Corp.	447,688
9,400	Mitsubishi Gas Chemical Co., Inc.	199,266
40,000	Mitsui Chemicals, Inc.	212,396
3,600	Nihon Parkerizing Co., Ltd.	53,760
8,000	Nippon Kayaku Co., Ltd.	113,351
700	Nippon Shokubai Co., Ltd.	45,125
8,000	Nippon Soda Co., Ltd.	44,299
2,300	Nissan Chemical Industries, Ltd.	76,092
900	Nitto Denko Corp.	74,253
10,000	NOF Corp.	127,487
3,646	Novozymes A/S, Class B	159,695
4,795	Nufarm, Ltd./Australia	35,461
14,387	Orica, Ltd.	228,336
11,070	Potash Corp. of Saskatchewan, Inc.	180,441
1,343	Recticel SA	10,412
2,400	Sakata Inx Corp.	38,310
700	Sanyo Chemical Industries, Ltd.	32,970
2,500	Shin-Etsu Chemical Co., Ltd.	227,135
1,700	Shin-Etsu Polymer Co., Ltd.	13,312
8,800	Showa Denko K.K.	204,864
29	Sika AG, Class B	186,745
1,754	SOL SPA	21,337
1,427	Solvay SA	191,575
11,000	Sumitomo Bakelite Co., Ltd.	77,685
68,000	Sumitomo Chemical Co., Ltd.	392,292
300	Sumitomo Seika Chemicals Co. Ltd.	14,757
2,206	Symrise AG	156,282
22,357	Synthomer plc	142,139
500	T Hasegawa Co., Ltd.	10,592
1,200	Taiyo Holdings Co., Ltd.	54,036
5,700	Taiyo Nippon Sanso Corp.	64,187
1,000	Takasago International Corp.	37,717
9,600	Teijin, Ltd.	184,912
1,223	Tessenderlo Chemie NV*	52,594
1,434	Tikkurila OYJ	31,029
3,700	Toagosei Co., Ltd.	48,207
4,500	Tokai Carbon Co., Ltd.	24,984

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
11,000	Tokuyama Corp.*	$53,134
1,300	Tokyo Ohka Kogyo Co., Ltd.	43,293
11,000	Toray Industries, Inc.	92,166
27,000	Tosoh Corp.	277,679
4,000	Toyo Ink SC Holdings Co., Ltd.	21,060
63,000	Toyobo Co., Ltd.	115,622
72,000	Ube Industries, Ltd.	185,605
4,419	Umicore SA	307,837
6,476	Victrex plc	158,437
1,157	Wacker Chemie AG^	125,619
1,514	Yara International ASA	56,926
10,000	Zeon Corp.	106,823

		13,968,903

Commercial Services & Supplies (1.7%):
1,200	AEON Delight Co., Ltd.	38,881
17,026	Aggreko plc	204,245
25,551	Babcock International Group plc	293,214
12,295	Berendsen plc	197,095
1,644	Bilfinger SE^	64,471
1,670	Black Diamond Group, Ltd.	3,555
14,490	Brambles, Ltd.	108,337
282	Cewe Stiftung & Co. KGAA	23,804
71,156	Cleanaway Waste Management, Ltd.	75,086
5,000	Dai Nippon Printing Co., Ltd.	55,652
1,500	Daiseki Co., Ltd.	33,382
4,203	De La Rue plc	36,557
23,066	Downer EDI, Ltd.	113,497
1,000	Duskin Co., Ltd.	25,751
8,275	Edenred	215,967
1,912	Elis SA	43,817
90,603	G4S plc	385,418
18,123	HomeServe plc	173,685
2,747	Intrum Justitia AB	93,720
7,191	ISS A/S	283,142
34,804	IWG plc	146,772
1,500	Kokuyo Co., Ltd.	20,500
3,638	Lassila & Tikanoja OYJ	76,540
5,185	Loomis AB	185,863
5,449	Mears Group plc	33,749
27,717	Mitie Group plc	99,712
3,300	Okamura Corp.	31,367
2,100	Park24 Co., Ltd.	53,338
2,696	PayPoint plc	31,055
1,400	Pilot Corp.	59,481
10,575	Programmed Maintenance Service	15,155
11,442	Prosegur Compania de Seguridad SA	74,520
58,477	Rentokil Initial plc	208,425
2,308	Ritchie Brothers Auctioneers, Inc.	66,332
9,539	RPS Group plc	32,576
1,600	Sato Holdings Corp.	40,038
1,000	SECOM Co., Ltd.	75,991
9,943	Securitas AB, Class B	168,139

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
20,809	Shanks Group plc	$22,454
659	Societe BIC SA	78,202
700	Sohgo Security Services Co., Ltd.	31,558
61,914	Spotless Group Holdings, Ltd.	54,792
5,578	Tomra Systems ASA	68,251
2,900	Toppan Forms Co., Ltd.	30,008
5,000	Toppan Printing Co., Ltd.	54,937
4,920	Tox Free Solutions, Ltd.	9,070
4,470	Transcontinental, Inc.	88,600

		4,326,701

Communications Equipment (0.2%):
2,792	Adva Optical Networking Se*	28,904
2,052	Ascom Holding AG	41,963
991	Evs Broadcast Equipment SA	39,835
6,772	Mitel Networks Corp.*	49,774
12,971	Nokia OYJ	79,708
11,829	Sandvine Corp.	39,138
1,431	Sierra Wireless, Inc.*	40,195
26,263	Spirent Communications plc	39,937
17,805	Telefonaktiebolaget LM Ericsson, Class B	128,471
6,200	VTech Holdings, Ltd.	98,237

		586,162

Construction & Engineering (2.3%):
6,583	ACS Actividades de Construccion y Servicios SA	254,590
3,353	Aecon Group, Inc.	41,738
3,088	Arcadis NV	55,873
4,202	Astaldi SpA	26,287
2,110	Badger Daylighting, Ltd.	43,320
375	Bauer AG	9,032
3,563	Bird Construction, Inc.	23,413
7,647	Bouygues SA	322,776
209	Burkhalter Holding AG	29,980
25,120	Carillion plc	61,122
1,000	Chiyoda Corp.	5,892
1,900	Chudenko Corp.	49,312
589	CIE d’Entreprises CFE SA	83,504
2,966	Cimic Group, Ltd.	88,433
6,098	Costain Group plc	36,661
6,000	Daiho Corp.	28,560
2,773	Eiffage SA	252,168
2,783	Elecnor SA	38,468
7,737	Eltel AB*^(b)	26,897
4,271	Ferrovial SA	94,920
2,220	FLSmidth & Co. A/S	140,380
4,400	Fudo TETRA Corp.	7,064
5,231	Galliford Try plc	79,120
14,200	Hazama Ando Corp.	89,601
832	Hochtief AG	152,529
1,093	Implenia AG	82,118
9,361	Interserve plc	28,210
23,374	John Laing Group plc(b)	92,046
15,000	Kajima Corp.	126,680

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
3,000	Kandenko Co., Ltd.	$31,556
5,690	Keller Group plc	65,145
2,043	Kier Group plc	32,632
2,800	Kinden Corp.	45,184
7,169	Koninklijke BAM Groep NV	39,054
6,246	Koninklijke Boskalis Westminster NV	202,924
27,000	Kumagai Gumi Co., Ltd.	86,813
5,300	Kyowa Exeo Corp.	89,270
1,300	Kyudenko Corp.	46,618
9,000	Maeda Corp.	99,285
3,000	Maeda Road Construction Co., Ltd.	59,909
3,300	Mirait Holdings Corp.	37,112
8,858	Monadelphous Group, Ltd.	95,095
3,820	NCC AB	107,689
3,000	Nippo Corp.	60,405
1,600	Nippon Densetsu Kogyo Co., Ltd.	32,939
12,000	Nishimatsu Construction Co., Ltd.	63,724
20,800	Obayashi Corp.	244,863
4,863	Obrascon Huarte Lain SA	17,444
6,000	Okumura Corp.	40,416
12,582	Peab AB	152,724
18,100	Penta-Ocean Construction Co., Ltd.	102,987
703	Per Aarsleff Holding A/S	17,077
2,500	Raito Kogyo Co., Ltd.	26,468
22,504	Sacyr SA*	59,861
12,041	Salini Impregilo SpA	41,707
3,300	Sanki Engineering Co., Ltd.	37,093
5,399	Shikun & Binui, Ltd.	14,034
19,000	Shimizu Corp.	201,734
5,741	Skanska AB, Class B	136,675
2,700	Spie SA	81,176
881	Strabag Se	38,027
61,900	Sumitomo Mitsui Construction	66,241
2,479	Sweco AB-B Shs	61,478
14,000	TAISEI Corp.	127,954
16,300	Tobishima Corp.	24,393
6,000	Toda Corp.	37,464
5,100	Tokyu Construction Co., Ltd.	41,838
2,000	Toshiba Plant Systems & Servic	31,556
1,100	Totetsu Kogyo Co., Ltd.	33,660
4,000	Toyo Engineering Corp.	9,866
22,100	United Engineers, Ltd.	44,117
3,109	Veidekke ASA	40,615
3,693	Vinci SA	315,414
3,185	WSP Global, Inc.	132,179
2,771	YIT OYJ	23,280

		5,768,389

Construction Materials (0.8%):
20,647	Adelaide Brighton, Ltd.	89,254
39,458	Boral, Ltd.	210,730
3,157	Brickworks, Ltd.	33,411
3,957	Buzzi Unicem SpA	99,035

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
8,480	CRH plc, ADR	$300,786
22,791	CSR, Ltd.	74,082
12,804	Fletcher Building, Ltd.	75,054
2,028	HeidelbergCement AG	196,212
175	Imerys SA	15,233
7,436	James Hardie Industries SE	117,140
4,762	LafargeHolcim, Ltd., Registered Shares	273,648
20,000	Sumitomo Osaka Cement Co., Ltd.	95,048
72,000	Taiheiyo Cement Corp.	263,020
1,196	Vicat	84,249

		1,926,902

Consumer Finance (0.3%):
3,600	Aeon Credit Service Co., Ltd.	76,360
9,830	Arrow Global Group plc	51,913
1,360	Cembra Money Bank AG	128,988
1,847	Credit Corp. Group, Ltd.	25,108
5,200	Credit Saison Co., Ltd.	101,767
18,226	Eclipx Group, Ltd.	49,928
18,254	Flexigroup, Ltd./Australia	25,563
4,100	Hitachi Capital Corp.	98,822
2,988	Hoist Finance AB^(b)	30,608
17,800	Hong Leong Finance, Ltd.	34,013
14,415	International Personal Finance	31,654
4,300	J Trust Co., Ltd.	33,932
9,000	Jaccs Co., Ltd.	43,857
15,200	Orient Corp.	26,578
2,776	Provident Financial plc	88,002
38,000	Sun Hung Kai Properties, Ltd.	24,469

		871,562

Containers & Packaging (0.8%):
11,159	Amcor, Ltd.	138,998
10,464	BillerudKorsnas AB	166,105
4,231	Cascades, Inc.	57,725
1,780	CCL Industries, Inc.	90,071
46,684	DS Smith plc	288,144
1,400	FP Corp.	75,777
2,200	Fuji Seal International, Inc.	60,813
3,226	Huhtamaki OYJ	127,472
2,589	Intertape Polymer Group, Inc.	49,300
314	Mayr Melnhof Karton AG	41,076
69,097	Orora, Ltd.	152,129
5,946	Pact Group Holdings, Ltd.	27,344
11,000	Rengo Co., Ltd.	63,874
18,948	RPC Group plc	185,815
16,255	Smurfit Kappa Group plc	506,007
2,000	Toyo Seikan Kaisha, Ltd.	33,828
5	Vetropack Holding AG	10,834
1,101	Vidrala SA	77,984

		2,153,296

Distributors (0.3%):
3,600	Canon Marketing Japan, Inc.	82,030

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Distributors, continued
5,572	Connect Group plc	$8,184
1,347	D’ieteren SA/NV	62,984
4,313	Headlam Group plc	30,227
25,837	Inchcape plc	254,053
1,000	Jardine Cycle & Carriage, Ltd.	32,233
7,157	John Menzies plc	65,740
1,400	Paltac Corp.	47,221
3,025	Uni-Select, Inc.	73,070

		655,742

Diversified Consumer Services (0.2%):
23,128	Aa plc	68,745
1,100	Benesse Holdings, Inc.	41,595
2,634	Dignity plc	85,300
5,045	EnerCare, Inc.	76,729
12,438	G8 Education, Ltd.	34,502
6,026	InvoCare, Ltd.	68,263
8,365	Navitas, Ltd.	31,231
13,423	Slater & Gordon, Ltd.*	835

		407,200

Diversified Financial Services (0.7%):
1,573	Ackermans & Van Haaren NV	262,692
1,091	AKER ASA	35,810
52,095	AMP, Ltd.	207,549
2,300	Century Tokyo Leasing Corp.	92,165
6,399	Cerved Information Solutions S	68,630
1,634	Deutsche Boerse AG	172,774
5,700	Ecn Capital Corp.	17,584
15,337	Element Fleet Management Corp.	105,275
3,300	Financial Products Group Co. LT	31,543
158,669	First Pacific Co., Ltd.	117,064
1,200	Fuyo General Lease Co., Ltd.	68,551
1,236,000	G-Resources Group, Ltd.*	18,053
1,800	Ibj Leasing Co., Ltd.	43,268
6,500	Japan Securities Finance Co. LT	33,723
23,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	126,088
772	Onex Corp.	61,809
17,600	ORIX Corp.	273,611
1,100	Ricoh Leasing Co., Ltd.	38,539
1,000	Zenkoku Hosho Co., Ltd.	40,888

		1,815,616

Diversified Telecommunication Services (2.3%):
974	BCE, Inc.	43,869
644	BCE, Inc.	29,006
5,708	Belgacom SA	199,657
20,307	Bezeq Israeli Telecommunication Corp., Ltd. (The)	33,716
29,763	BT Group plc	114,273
5,828	Cellnex Telecom SAU(b)	120,471
18,127	Chorus, Ltd.	61,518
94,000	CITIC Telecom International Holdings, Ltd.	30,101
7,863	Com Hem Holding AB	109,429
67,539	Deutsche Telekom AG, Registered Shares	1,213,627

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
643	El Towers SpA	$37,253
4,973	Elisa OYJ^	192,747
40,490	France Telecom SA	644,898
34,000	Hkbn, Ltd.	34,013
61,295	HKT Trust & HKT, Ltd.	80,397
88,000	Hutchison Telecommunications Holdings, Ltd.	30,997
271	Iliad SA	64,110
11,262	Infrastrutture Wireless Ital(b)	64,119
16,506	Inmarsat plc	165,494
62,383	KCOM Group plc	72,305
53,529	Koninklijke (Royal) KPN NV	171,742
3,000	Nippon Telegraph & Telephone Corp.	141,931
275,553	PCCW, Ltd.	156,733
37,800	Singapore Telecommunications, Ltd.	106,835
2,262	Sunrise Communications Group(b)	178,056
230	Swisscom AG, Registered Shares	111,104
29,050	Talktalk Telecom Group plc	68,304
50,356	TDC A/S	293,417
38,420	Telecom Corp. of New Zealand, Ltd.	106,502
337,063	Telecom Italia SpA*	312,347
38,812	Telefonica SA	401,245
4,768	Telekom Austria AG^	37,527
5,872	Telenor ASA	97,422
43,030	Telia Co AB	198,581
24,040	Telstra Corp., Ltd.	79,582
6,023	TPG Telecom, Ltd.^	26,419
8,402	Vocus Communications, Ltd.	21,822

		5,851,569

Electric Utilities (1.1%):
2,033	Acciona SA	179,414
53,654	AusNet Services	71,526
208	Bkw AG	12,232
4,700	Chubu Electric Power Co., Inc.	62,527
2,800	Chugoku Electric Power Co., Inc. (The)	30,886
5,430	CK Infrastructure Holdings, Ltd.	45,592
8,064	CLP Holdings, Ltd.	85,325
17,686	EDP — Energias de Portugal SA	57,856
18,599	Electricite de France	203,094
531	Elia System Operator SA/NV	30,056
4,746	Endesa SA^	109,597
40,556	Enel SpA	218,368
1,292	Fortis, Inc.	45,418
7,466	Fortum OYJ	117,400
18,530	Genesis Energy, Ltd.	33,010
53,000	HK Electric Investments, Ltd.(b)	48,745
7,700	Hokkaido Electric Power Co., Inc.	58,730
5,600	Hokuriku Electric Power Co.	50,444
4,461	Hongkong Electric Holdings, Ltd.	39,371
47,323	Iberdrola SA	375,695
8,200	Kansai Electric Power Co., Inc. (The)	113,096
3,800	Kyushu Electric Power Co., Inc.	46,190
1,655	Oesterreichische Elektrizitaetswirtschafts AG, Class A	31,568

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
1,540	Okinawa Electric Power Co., Inc.	$35,218
4,360	Red Electrica Corporacion SA^	91,291
5	Romande Energie Holding SA, Registered Shares	6,802
14,750	Scottish & Southern Energy plc	278,898
3,300	Shikoku Electric Power Co., Inc.	38,945
23,635	Spark Infrastructure Group	47,546
13,794	Terna SpA	74,639
5,600	Tohoku Electric Power Co., Inc.	77,591
17,100	Tokyo Electric Power Co., Inc. (The)*	70,614

		2,787,684

Electrical Equipment (1.4%):
25,335	ABB, Ltd.	626,988
6,000	Daihen Corp.	47,288
18,000	Fuji Electric Holdings Co., Ltd.	95,152
4,400	Furukawa Electric Co., Ltd. (The)	196,166
2,000	Futaba Corp./Chiba	35,119
26,000	GS Yuasa Corp.	113,366
784	Huber & Suhner AG	58,656
29,500	Johnson Electric Holdings, Ltd.	102,612
2,829	Legrand SA	198,116
62,530	Melrose Industries plc	197,497
394	Mersen	12,952
13,000	Mitsubishi Electric Corp.	187,531
1,976	Nexans SA	108,240
1,000	Nidec Corp.	102,702
2,700	Nissin Electric Co., Ltd.	28,684
2,100	Nitto Kogyo Corp.	33,204
1,460	Nordex Se*^	17,929
2,914	OSRAM Licht AG	232,745
7,024	Prysmian SpA	207,301
734	Schneider Electric SA	56,490
11,535	Siemens Gamesa Renewable Energy^	247,075
190	Somfy SA	19,886
2,958	TKH Group NV	164,372
6,000	Ushio, Inc.	75,609
3,491	Vestas Wind Systems A/S	323,505
170	XP Power, Ltd.	5,383

		3,494,568

Electronic Equipment, Instruments & Components (1.9%):
1,300	Ai Holdings Corp.	35,054
3,100	ALPS Electric Co., Ltd.	89,871
306	Also Holding AG, Registered Shares	39,404
4,600	Amano Corp.	95,833
2,000	Avigilon Corp.*	22,197
2,800	Azbil Corp.	106,515
564	Barco NV	57,929
900	Canon Electronics, Inc.	18,464
8,410	Celestica, Inc.*	114,286
18,000	Citizen Holdings Co., Ltd.	126,635
3,500	Dexerials Corp.	34,275
28,281	Electrocomponents plc	212,806
148,000	FIH Mobile, Ltd.	45,772

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
7,452	Fingerprint Cards AB^	$27,325
466,000	Gcl New Energy Holdings, Ltd.*	22,946
19,182	Halma plc	275,072
1,000	Hamamatsu Photonics K.K.	30,775
2,590	Hexagon AB, Class B	123,251
1,600	Hitachi High-Technologies Corp.	62,336
99,000	Hitachi, Ltd.	608,896
1,600	Horiba, Ltd.	97,510
2,500	Hosiden Corp.	28,673
7,400	IBIDEN Co., Ltd.	127,661
91	Inficon Holding AG	45,060
960	Ingenico Group	87,094
700	Iriso Electronics Co., Ltd.	56,455
4,000	Japan Aviation Electronics Industry, Ltd.	55,484
21,200	Japan Display, Inc.*	40,056
2,322	Jenoptik AG	61,069
400	Keyence Corp.	176,090
2,388	Kudelski SA	40,857
700	Kyocera Corp.	40,589
684	Lagercrantz Group AB, Class B^	7,534
16,021	Laird plc	28,898
26	Lem Holding SA, Registered Shares	33,631
2,600	Macnica Fuji Electronics Holdings	38,108
2,366	Micronic Mydata AB	21,581
900	Murata Manufacturing Co., Ltd.	137,149
3,500	Nichicon Corp.	37,681
2,600	Nippon Electric Glass Co., Ltd.	94,888
3,400	Nippon Signal Co., Ltd.	31,354
5,200	OKI Electric Industry Co., Ltd.	73,849
2,600	Omron Corp.	113,125
3,000	Osaki Electric Co., Ltd.	22,482
2,587	Oxford Instruments plc	35,297
2,859	Renishaw plc	134,995
600	Ryosan Co., Ltd.	21,875
1,800	Shimadzu Corp.	34,318
1,000	Siix Corp.	39,696
7,097	Spectris plc	233,551
8,200	Taiyo Yuden Co., Ltd.	129,120
4,100	TDK Corp.	270,563
3,900	Topcon Corp.	67,345
200	V Technology Co., Ltd.	34,600
156	Vaisala OYJ, Class A	7,782
14,000	Venture Corp., Ltd.	122,568
4,000	Yaskawa Electric Corp.	85,004
3,400	Yokogawa Electric Corp.	54,665

		4,917,899

Energy Equipment & Services (0.7%):
7,314	Aker Solutions ASA*	12,095
5,393	Aker Solutions ASA*	24,412
23,615	AMEC plc	144,035
1,801	Calfrac Well Services, Ltd.*	3,486
1,191	Ces Energy Solutions Corp.	5,309

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
1,554	CGG SA*	$7,177
6,026	Enerflex, Ltd.	87,467
8,606	Ensign Energy Services, Inc.	45,997
106,730	Ezion Holdings, Ltd.*	18,217
3,192	Fugro NV*	47,441
8,071	Hunting plc*	51,436
6,270	John Wood Group plc	52,438
7,196	Mullen Group, Ltd.	88,799
3,324	Ocean Yield ASA^	25,978
2,723	Petrofac, Ltd.	15,717
18,993	Petroleum Geo-Services ASA*^	33,095
19,962	Precision Drilling Corp.*	68,203
398	ProSafe SE*	1,323
31,016	Saipem SpA*	114,633
8,047	SBM Offshore NV	129,156
14,951	Seadrill, Ltd.*^	5,520
7,277	Secure Energy Services, Inc.	49,669
11,430	Subsea 7 SA^	154,151
1,492	Tecnicas Reunidas SA	57,834
5,547	TGS NOPEC Geophysical Co. ASA	113,932
900	Total Energy Services, Inc.	9,232
26,311	Trican Well Service, Inc.*	73,661
18,254	Trinidad Drilling, Ltd.*	27,453
20,411	Vallourec SA*^	125,007
12,295	WorleyParsons, Ltd.*	105,843

		1,698,716

Food & Staples Retailing (2.6%):
24,500	Aeon Co., Ltd.	372,663
500	Ain Holdings, Inc.	36,165
2,144	Alimentation Couche-Tard, Inc.	102,785
1,309	Amsterdam Commodities NV	42,582
2,800	Arcs Co., Ltd.	60,662
1,200	Axial Retailing, Inc.	45,823
900	Belc Co., Ltd.	44,817
97,527	Booker Group plc	236,772
20,128	Carrefour SA	510,842
1,795	Casino Guichard-Perrachon SA	106,345
1,100	Cawachi, Ltd.	26,618
1,000	Cocokara Fine, Inc.	49,495
4,130	Colruyt SA	217,592
300	Cosmos Pharmaceutical Corp.	58,444
1,300	Create SD Holdings Co., Ltd.	30,089
24,356	Distribuidora Internacional de Alimentacion SA	152,075
8,335	Empire Co., Ltd., Class A	142,195
1,100	FamilyMart Co., Ltd.	63,029
8,283	Greggs plc	116,491
1,600	Heiwado Co., Ltd.	34,282
1,831	ICA Gruppen AB	68,290
84,986	J Sainsbury plc	278,767
819	Jean Coutu Group, Inc., Class A	12,570
1,300	Kato Sangyo Co., Ltd.	34,949
1,366	Kesko OYJ, Class A	68,123

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
3,948	Kesko OYJ, Class B	$201,190
28,566	Koninklijke Ahold Delhaize NV	547,459
400	LAWSON, Inc.	27,957
1,111	Loblaw Cos., Ltd.	61,814
1,430	Marr SpA	34,075
1,500	Matsumotokiyoshi Holdings Co., Ltd.	85,423
54,594	Metcash, Ltd.*	100,822
6,476	Metro AG	218,677
1,658	Metro, Inc.	54,576
1,000	Mitsubishi Shokuhin Co., Ltd.	28,725
600	Nihon Chouzai Co., Ltd.	19,054
201	North West Co., Inc.	4,846
1,002	Rallye SA	20,648
600	San-A Co., Ltd.	26,537
4,300	Seven & I Holdings Co., Ltd.	177,328
1,668	Sligro Food Group NV	73,381
900	Sogo Medical Co., Ltd.	38,893
29,590	Sonae SGPS SA	33,098
500	Sugi Holdings Co., Ltd.	26,807
1,800	Sundrug Co., Ltd.	67,187
276,116	Tesco plc*	608,013
800	Tsuruha Holdings, Inc.	84,995
3,100	United Supermarkets Holdings	32,781
2,200	Valor Co., Ltd.	49,980
1,000	Welcia Holdings Co., Ltd.	37,066
5,821	Wesfarmers, Ltd.	179,599
1,644	Weston (George), Ltd.	148,842
110,386	William Morrison Supermarkets plc	347,004
11,834	Woolworths, Ltd.	232,471
1,200	Yaoko Co., Ltd.	51,393
2,800	Yokohama Reito Co., Ltd.	26,437

		6,559,543

Food Products (3.0%):
823	AAK AB	60,168
1,425	Agt Food and Ingredients, Inc.	25,585
4,400	Ajinomoto Co., Inc.	95,098
500	Ariake Japan Co., Ltd.	34,863
5,099	Aryzta AG	168,567
1,675	Associated British Foods plc	64,055
5,111	Austevoll Seafood ASA	43,501
23,247	Australian Agricultural Co., Ltd.*	33,109
1,362	Bakkafrost P/F	51,350
77	Barry Callebaut AG, Registered Shares	105,979
81	Bell AG	38,763
2,999	Bellamy’s Australia, Ltd.	15,947
395	Bellamy’s Australia, Ltd.*(a)	2,100
567	Bonduelle S.C.A.	21,334
1,100	Calbee, Inc.	43,277
8,697	Cloetta AB	35,839
3,395	Cranswick plc	124,021
7,971	Dairy Crest Group plc	62,211
3,542	Danone SA	266,214

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
10,087	Devro plc	$27,152
500	Dydo Drinco, Inc.	25,211
1,596	Ebro Foods SA	36,457
111	Emmi AG	83,631
500	Ezaki Glico Co., Ltd.	26,949
16,300	First Resources, Ltd.	22,442
3,900	Fuji Oil Co., Ltd./Osaka	90,099
7,007	Glanbia plc	137,033
341,500	Golden Agri-Resources, Ltd.	93,047
8,318	GrainCorp, Ltd.	60,486
42,184	Greencore Group plc	135,269
3,373	Grieg Seafood ASA	23,548
1,119	Hilton Food Group plc	10,755
1,600	Hokuto Corp.	28,170
1,700	House Foods Group, Inc.	42,635
700	J-Oil Mills, Inc.	24,931
1,200	Kagome Co., Ltd.	36,545
1,567	Kerry Group plc, Class A	134,802
1,100	Kewpie Corp.	28,856
1,000	Kikkoman Corp.	31,993
6,130	Leroy Seafood Group ASA	33,303
3,564	Maple Leaf Foods, Inc.	89,993
5,482	Marine Harvest	93,865
6,000	Marudai Food Co., Ltd.	28,064
2,600	Maruha Nichiro Corp.	68,679
900	Megmilk Snow Brand Co., Ltd.	25,093
1,600	Meiji Holdings Co., Ltd.	129,787
1,000	Mitsui Sugar Co., Ltd.	29,006
700	Morinaga & Co., Ltd./Japan	39,712
15,000	Morinaga Milk Industry Co., Ltd.	114,174
30,347	Nestle SA, Registered Shares	2,644,354
5,400	Nichirei Corp.	151,453
3,000	Nippon Meat Packers, Inc.	91,211
20,100	Nippon Suisan Kaisha, Ltd.	117,699
9,000	Nisshin Oillio Group, Ltd. (The)	52,872
1,600	Nisshin Seifun Group, Inc.	26,282
326	Orior AG	25,916
2,710	Orkla ASA, Class A	27,572
11,559	Parmalat SpA	39,979
1,700	Petra Foods, Ltd.	2,472
51,099	Premier Foods plc*	26,933
988	Premium Brands Holdings Corp.	70,896
10,000	Prima Meat Packers, Ltd.	58,779
6,968	Rogers Sugar, Inc.	34,072
1,029	Salmar ASA	25,526
2,923	Saputo, Inc.	92,992
127	Savencia SA	11,974
3,767	Scandi Standard AB	27,309
713	Schouw & Co.	76,695
4,718	Select Harvests, Ltd.	17,832
6,000	Showa Sangyo Co., Ltd.	32,996
3,852	Suedzucker AG	80,263
4,061	SunOpta, Inc.*	41,343

Shares		Fair Value
Common Stocks, continued
Food Products, continued
9,961	Tassal Group, Ltd.	$29,195
19,288	Tate & Lyle plc	166,404
800	Toyo Suisan Kaisha, Ltd.	30,685
432	Vilmorin & CIE SA	35,234
3,689	Viscofan SA	218,532
42,000	Vitasoy International Holdings, Ltd.	86,530
3,198	Wessanen	54,386
94,112	WH Group, Ltd.(b)	94,995
600	Yakult Honsha Co., Ltd.	40,870
2,000	Yamazaki Baking Co., Ltd.	39,873

		7,617,792

Gas Utilities (0.5%):
11,879	APA Group	83,639
8,774	Enagas SA	246,449
12,238	Gas Natural SDG SA	287,517
36,338	Hong Kong & China Gas Co., Ltd.	68,289
4,557	Italgas SpA	23,016
21,000	Osaka Gas Co., Ltd.	85,943
1,636	Rubis SA	186,219
13,000	Saibu Gas Co., Ltd.	30,687
3,700	Shizuoka Gas Co. Ltd.	24,666
10,212	Superior Plus Corp.	89,944
10,000	Toho Gas Co., Ltd.	72,848
11,000	Tokyo Gas Co., Ltd.	57,295
898	Valener, Inc.	15,458

		1,271,970

Health Care Equipment & Supplies (1.1%):
750	Ambu A/S	48,371
8,671	Ansell, Ltd.	157,917
1,400	Asahi Intecc Co., Ltd.	63,576
1,072	Cochlear, Ltd.	128,147
1,014	Coloplast A/S, Class B	84,948
1,992	Consort Medical plc	27,110
1,218	DiaSorin SpA	93,744
509	Draegerwerk AG & Co. KGaA	53,584
1,745	Essilor International SA Compagnie Generale d’Optique	223,086
13,820	Fisher & Paykel Healthcare Corp., Ltd.	115,938
5,613	Getinge AB, Class B	110,180
7,376	GN Store Nord A/S	215,569
405	Guerbet	36,381
400	Hogy Medical Co., Ltd.	26,698
2,000	HOYA Corp.	104,177
726	Ion Beam Applications	40,025
900	Nakanishi, Inc.	36,454
1,500	Nihon Kohden Corp.	34,695
4,000	Nikkiso Co., Ltd.	38,502
8,900	Nipro Corp.	116,183
1,300	Olympus Co., Ltd.	47,517
900	Paramount Bed Holdings Co., Ltd.	39,395
1,192	Sartorius AG	114,928
876	Sartorius Stedim Biotech	67,938
10,538	Smith & Nephew plc	181,991

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,344	Sonova Holding AG, Registered Shares	$218,269
268	Straumann Holding AG, Registered Shares	153,042
1,700	Sysmex Corp.	101,680
2,400	Terumo Corp.	94,622
5,988	William Demant Holding A/S*	155,507

		2,930,174

Health Care Providers & Services (0.7%):
4,943	Al Noor Hospitals Group plc	47,720
1,300	Alfresa Holdings Corp.	25,109
3,417	Amplifon SpA	45,130
18,377	Australian Pharmaceutical Industries, Ltd.	26,855
1,100	Bml, Inc.	21,406
4,556	Ebos Group, Ltd.	58,414
4,012	Extendicare, Inc.	32,025
699	Fresenius Medical Care AG & Co., KGaA	67,238
2,812	Fresenius SE & Co. KGaA	241,766
23,959	Healthscope, Ltd.	40,740
1,000	Japan Lifeline Co., Ltd.	42,446
2,680	Korian-Medica	91,425
1,284	Lifco AB-B Shs	41,281
1,404	Medical Facilities Corp.	15,853
7,584	Metlifecare, Ltd.	29,839
1,900	Miraca Holdings, Inc.	85,608
1,507	Orpea	167,911
21,796	Primary Health Care, Ltd.	60,913
24,900	Raffles Medical Group, Ltd.	24,258
1,233	Ramsay Health Care, Ltd.	69,794
1,312	Rhoen-Klinikum AG	38,317
2,200	Ship Healthcare Holdings, Inc.	68,533
2,371	Sienna Senior Living, Inc.	32,861
1,446	Sigma Healthcare, Ltd.	993
3,860	Sonic Healthcare, Ltd.	71,840
8,887	Spire Healthcare Group plc(b)	37,531
10,895	Summerset Group Holdings, Ltd.	37,916
2,400	Suzuken Co., Ltd.	79,810
2,700	Toho Holdings Co., Ltd.	53,263
9,162	UDG Healthcare plc	103,402
2,800	Vital Ksk Holdings, Inc.	22,840

		1,783,037

Health Care Technology (0.1%):
14,160	AGFA-Gevaert NV*	68,868
857	Compugroup Medical Se	48,102
2,100	M3, Inc.	57,992
1,213	Raysearch Laboratories AB*	33,996

		208,958

Hotels, Restaurants & Leisure (2.0%):
1,200	Amaya, Inc.*	21,453
21,328	Ardent Leisure Group	30,811
8,600	Aristocrat Leisure, Ltd.	148,966
4,300	Atom Corp.	29,483
7,557	Autogrill SpA	91,784

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
14,000	Cafe de Coral Holdings, Ltd.	$45,369
1,939	Carnival plc, ADR	128,207
8,689	Collins Foods, Ltd.	39,392
790	Collins Foods, Ltd.*(a)	3,582
2,000	Colowide Co., Ltd.	34,103
8,814	Compass Group plc	186,068
2,118	Corporate Travel Management, Ltd.	37,335
2,767	Crown, Ltd.	26,110
1,951	Domino’s Pizza Enterprises, Ltd.	78,079
23,341	Domino’s Pizza Group plc	89,374
1,600	Doutor Nichires Holdings Co. LT	33,999
6,151	Elior Group(b)	179,512
20,405	Enterprise Inns plc*	34,147
1,133	Flight Centre, Ltd.	33,369
557	Fuller Smith & Turner plc, Class A	7,751
25,010	Galaxy Entertainment Group, Ltd.	151,856
2,773	Great Canadian Gaming Corp.*	51,071
8,500	Greene King plc	74,593
4,656	GVC Holdings plc	45,881
2,400	HIS Co., Ltd.	72,346
31,000	Hongkong & Shanghai Hotels (The)	55,989
1,726	Intercontinental Hotels Group plc, ADR	95,845
9,004	JD Wetherspoon plc	114,379
2,000	Kyoritsu Maintenance Co., Ltd.	58,215
23,554	Ladbrokes plc	35,145
11,110	Mantra Group, Ltd.	26,077
38,907	Marston’s plc	61,830
200	Matsuya Foods Co., Ltd.	7,485
22,000	Melco International Development Ltd.	59,063
2,209	Melia Hotels International SA	33,062
25,795	Merlin Entertainments plc	161,516
15,327	MGM China Holdings, Ltd.	34,089
6,833	Millennium & Copthorne Hotels	39,419
14,000	Miramar Hotel & Investment	32,433
17,662	Mitchells & Butlers plc	53,037
902	Mty Food Group, Inc.	32,251
122,000	NagaCorp, Ltd.	64,142
10,509	NH Hotel Group SA*	63,248
900	Oriental Land Co., Ltd.	60,974
17,900	Oue, Ltd.	25,491
1,016	Paddy Power Betfair plc	108,267
1,718	Paddy Power plc	183,372
2,047	Pandox AB	36,588
900	Pizza Pizza Royalty Corp.	11,925
12,439	Rank Group plc	38,429
3,000	Resorttrust, Inc.	55,307
1,092	Restaurant Brands International, Inc.	68,337
6,437	Rezidor Hotel Group AB	23,849
4,600	Round One Corp.	43,570
1,300	Royal Holdings Co., Ltd.	29,781
1,200	Saint Marc Holdings Co., Ltd.	36,723
1,300	Saizeriya Co., Ltd.	37,868
16,988	Sands China, Ltd.	77,795

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
38,000	Shangri-La Asia, Ltd.	$64,543
115,868	SJM Holdings, Ltd.	122,173
705	Skistar AB	16,372
28,970	Sky City Entertainment Group, Ltd.	86,721
2,200	Skylark Co., Ltd.	31,692
1,092	Sodexo SA	141,169
36,825	Ssp Group plc	228,166
32,367	Star Entertainment Group, Ltd. (The)	125,794
30,186	Tabcorp Holdings, Ltd.	101,365
17,600	Tatts Group, Ltd.	56,610
50,634	Thomas Cook Group plc	59,310
4,500	Tokyo Dome Corp.	40,745
1,100	Toridoll Holding Corp.	28,342
8,666	TUI AG	126,449
6,856	Unibet Group plc	77,604
2,777	Whitbread plc	143,471
24,720	William Hill plc	81,910
16,830	Wynn Macau, Ltd.	39,342
5,600	Zensho Holdings Co., Ltd.	101,673

		5,213,593

Household Durables (2.1%):
2,000	Alpine Electronics, Inc.	29,975
2,536	Bang & Olufsen A/S*	42,480
43,258	Barratt Developments plc	317,571
6,709	Bellway plc	260,079
5,073	Berkeley Group Holdings plc (The)	213,209
5,170	Bonava AB	88,541
10,237	Bovis Homes Group plc	127,451
3,865	Breville Group, Ltd.	31,007
3,700	Casio Computer Co., Ltd.	57,003
1,200	Chofu Seisakusho Co., Ltd.	28,630
9,906	Crest Nicholson Holdings plc	67,547
2,921	De’Longhi	91,718
1,900	Dorel Industries, Inc.	50,511
2,152	Duni AB	31,492
266	Ekornes ASA	3,669
3,583	Electrolux AB, Series B	117,877
2,053	Fiskars OYJ Abp	50,400
63	Forbo Holding AG	103,533
1,600	Foster Electric Co., Ltd.	27,639
1,000	Fujitsu General, Ltd.	23,208
17,100	Haseko Corp.	207,972
187	Hunter Douglas NV	15,921
15,466	Husqvarna AB, Class B	154,296
4,300	Iida Group Holdings Co., Ltd.	71,692
5,228	JM AB	185,170
62,400	Man Wah Holdings, Ltd.	56,045
13	Metall Zug AG	56,531
6,800	Nikon Corp.	108,846
5,000	Nissei Build Kogyo Co., Ltd.	27,810
9,589	Nobia AB	96,788
5,000	Panahome Corp.	53,207

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
17,300	Panasonic Corp.	$235,341
14,040	Persimmon plc	410,100
31,200	Pioneer Corp.*	62,633
1,400	Pressance Corp.	18,519
15,445	Redrow plc	110,069
500	Rinnai Corp.	46,658
1,136	SEB SA	204,071
13,000	Sekisui Chemical Co., Ltd.	233,249
9,100	Sekisui House, Ltd.	160,492
9,500	Sony Corp.	362,426
2,200	Starts Corp., Inc.	52,416
6,900	Sumitomo Forestry Co., Ltd.	108,668
1,000	Takamatsu Construction Group C	24,378
137,884	Taylor Wimpey plc	316,504
20,687	Techtronic Industries Co., Ltd.	95,129
400	Token Corp.	49,274
3,563	Tomtom NV*	34,187
2,000	Zojirushi Corp.	22,782

		5,344,714

Household Products (0.3%):
7,429	Essity AB, Class B*	203,342
4,000	Lion Corp.	82,888
14,255	Mcbride plc*	34,787
2,100	Pigeon Corp.	76,216
12,670	PZ Cussons plc	56,461
2,504	Reckitt Benckiser Group plc	254,014
7,429	Svenska Cellulosa AB, Class B	56,386
1,800	Unicharm Corp.	45,282

		809,376

Independent Power & Renewable Electricity Producers (0.3%):
1,967	Albioma SA	45,326
6,518	Algonquin Power & Utilities Corp.	68,618
3,382	Boralex, Inc., Class A	57,280
2,496	Capital Power Corp.	46,817
26,679	Drax Group plc	113,203
1,951	Edp Renovaveis SA	15,532
1,300	Electric Power Development Co., Ltd.	32,168
5,373	ERG SpA	75,553
54,874	Infigen Energy*	30,763
3,741	Innergex Renewable Energy, Inc.	41,144
4,661	Northland Power, Inc.	83,039
12,748	Transalta Corp.	81,506
2,389	Transalta Renewables, Inc.	28,854
2,170	Uniper SE	40,808

		760,611

Industrial Conglomerates (1.2%):
26,645	Cir-Compagnie Industriali Riun	37,471
46,430	CK Hutchison Holdings, Ltd.	582,964
566	Daetwyler Holding AG	96,366
1,493	DCC plc	136,037
2,000	Guoco Group, Ltd.	22,934

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
32,500	Hopewell Holdings, Ltd.	$123,865
980	Indus Holding AG	69,701
538	Italmobiliare SpA	14,714
11,000	Keihan Electric Railway Co., Ltd.	70,015
7,700	Keppel Corp., Ltd.	35,192
6,565	Koninklijke Philips Electronics NV	233,660
3,787	Koninklijke Philips Electronics NV, NY Shares, NYS	135,650
10,700	Nisshinbo Holdings, Inc.	108,779
1,487	Nolato AB	55,892
42,223	NWS Holdings, Ltd.	83,074
2,675	Rheinmetall AG	254,078
2,400	Seibu Holdings, Inc.	44,450
57,400	SembCorp Industries, Ltd.	128,482
70,000	Shun Tak Holdings, Ltd.*	32,237
5,565	Siemens AG, Registered Shares	765,069
5,436	Smiths Group plc	113,235
5,400	Tokai Holdings Corp.	40,287

		3,184,152

Insurance (4.0%):
5,489	Admiral Group plc	143,223
17,031	AEGON NV	87,504
4,403	Ageas NV	177,372
67,040	AIA Group, Ltd.	490,020
4,109	Alm Brand A/S	36,646
25,977	Assicurazioni Generali SpA	429,178
8,915	AXA SA	245,656
1,515	Baloise Holding AG, Registered Shares	234,321
28,048	Beazley plc	178,402
7,384	Chesnara plc	37,214
2,500	CNP Assurances SA	56,138
3,800	Coface SA	38,119
10,200	Dai-ichi Life Insurance Co., Ltd.	185,230
62,583	Direct Line Insurance Group plc	289,849
182	E-L Financial Corp., Ltd.	118,610
20,019	Esure Group plc	78,608
359	Euler Hermes Group	42,753
374	Fairfax Financial Holdings, Ltd.	162,110
1,983	Gjensidige Forsikring ASA	33,855
1,405	Great-West Lifeco, Inc.	38,089
2,030	Grupo Catalana Occidente SA	85,487
458	Hannover Rueck SE	55,033
5,987	Harel Insurance Investments &	35,369
197	Helvetia Patria Holding AG	112,965
15,112	Hiscox, Ltd.	249,434
5,554	Industrial Alliance Insurance & Financial Services, Inc.	240,990
391	Intact Financial Corp.	29,541
6,623	Jardine Lloyd Thompson Group plc	103,561
22,877	JRP Group plc	37,933
2,806	Lancashire Holdings, Ltd.	25,471
205,220	Legal & General Group plc	690,595
13,895	Manulife Financial Corp.	260,670
5,565	Manulife Financial Corp.	104,338

Shares		Fair Value
Common Stocks, continued
Insurance, continued
44,734	MAPFRE SA	$156,310
26,388	Medibank Private, Ltd.	56,739
4,900	MS&AD Insurance Group Holdings, Inc.	165,238
1,095	Muenchener Rueckversicherungs-Gesellschaft AG	220,889
19,627	NIB Holdings, Ltd.	86,428
5,000	NKSJ Holdings, Inc.	193,987
4,861	NN Group NV	173,048
105,053	Old Mutual plc	264,671
14,781	Phoenix Group Holdings	149,049
2,827	Protector Forsikring ASA	23,711
1,815	Prudential plc, ADR	83,508
11,206	QBE Insurance Group, Ltd.	101,698
11,287	RSA Insurance Group plc	90,533
56,602	Saga plc	154,394
3,945	Sampo OYJ, Class A	202,774
5,507	SCOR SA	218,426
9,598	Societa Cattolica di Assicuraz	74,791
14,023	St. James Place plc	215,929
41,146	Standard Life plc	213,914
19,347	Storebrand ASA	133,483
8,920	Sun Life Financial, Inc.	318,890
9,260	Suncorp-Metway, Ltd.	105,325
554	Swiss Life Holding AG, Registered Shares	187,224
1,311	Swiss Re AG	120,140
10,600	T&D Holdings, Inc.	162,404
2,169	Talanx AG	81,226
6,400	Tokio Marine Holdings, Inc.	265,940
3,403	Topdanmark A/S*	108,676
23	Trisura Group, Ltd.*	385
5,039	Tryg A/S	110,315
16,849	Unipol Gruppo Finanziario SpA	74,252
34,458	UnipolSai SpA	75,487
6,963	Uniqa Insurance Group AG	64,930
2,321	Vienna Insurance Group Weiner Staeditische Versicherung AG	65,464
1,274	Zurich Insurance Group AG	371,096

		10,225,558

Internet & Direct Marketing Retail (0.2%):
7,431	N Brown Group plc	30,049
13,793	Ocado Group plc*	52,081
3,500	Rakuten, Inc.	41,264
4,800	Start Today Co., Ltd.	118,343
3,151	Takkt AG	78,772
19,250	Trade Me Group, Ltd.	75,220
3,021	Webjet, Ltd.	28,669

		424,398

Internet Software & Services (0.4%):
22,069	Auto Trader Group plc(b)	109,251
9,425	Carsales.com, Ltd.	83,404
2,900	Cookpad, Inc.	23,573
1,300	DeNA Co., Ltd.	29,159
1,200	Dip Corp.	24,405

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
3,000	GMO Internet, Inc.	$39,022
20,019	Gocompare.com Group plc*	27,617
1,200	Gurunavi, Inc.	19,452
4,400	Infomart Corp.	33,457
2,100	Internet Initiative Japan, Inc.	38,114
9,063	Isentia Group, Ltd.	14,973
3,100	Kakaku.com, Inc.	44,571
22,749	Moneysupermarket.com Group plc	104,760
8,615	Netent AB*	75,486
3,213	Rightmove plc	177,922
1,200	Sms Co., Ltd.	36,461
2,596	United Internet AG, Registered Shares	142,736
135	Xing AG	35,960
8,400	Yahoo! Japan Corp.	36,588
6,786	Zoopla Property Group plc(b)	31,950

		1,128,861

IT Services (1.2%):
1,856	Alten SA	154,089
6,137	Altran Technologies SA	100,157
5,280	Amadeus IT Holding SA	315,818
6,183	Atea ASA	82,945
3,113	Atos Origin SA	436,732
544	Cancom Se	33,070
1,519	Capgemini SA	157,813
1,045	CGI Group, Inc., Class A*	53,368
3,428	Computacenter plc	36,216
10,943	Computershare, Ltd.	118,739
1,400	DTS Corp.	42,887
8,624	Econocom Group SA/NV*	72,125
3,891	Fdm Group Holdings plc	38,499
457	Formula Systems 1985, Ltd.	17,103
32,000	Fujitsu, Ltd.	236,278
600	Gmo Payment Gateway, Inc.	33,316
2,064	Indra Sistemas SA*	29,814
4,300	IT Holdings Corp.	119,643
1,900	Itochu Techno-Solutions Corp.	66,593
3,900	Nihon Unisys, Ltd.	61,764
1,452	Nomura Research Institute, Ltd.	57,312
1,700	NS Solutions Corp.	40,496
5,500	NTT Data Corp.	61,305
600	OBIC Co., Ltd.	36,933
700	Otsuka Corp.	43,473
15,977	Paysafe Group plc*	106,273
208	Reply SpA	38,509
1,500	SCSK Corp.	67,399
900	Sopra Steria Group	143,664
4,001	Tieto OYJ	123,714
1,100	Tkc Corp.	32,466
1,237	Worldline SA*(b)	42,486

		3,000,999

Leisure Products (0.4%):
1,487	Accell Group	48,629

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
7,303	Amer Sports OYJ	$183,059
1,506	Brp, Inc.	44,125
3,600	Heiwa Corp.	80,335
6,000	Mizuno Corp.	34,223
3,300	Namco Bandai Holdings, Inc.	112,621
26,132	Photo-Me International plc	56,414
5,700	Sega Sammy Holdings, Inc.	76,851
400	Shimano, Inc.	63,407
3,689	Thule Group AB (The)(b)	69,499
2,800	Tomy Co., Ltd.	33,383
385	Trigano SA	46,144
1,100	Universal Entertainment Corp.	33,600
2,800	Yamaha Corp.	96,934

		979,224

Life Sciences Tools & Services (0.5%):
823	AddLife AB	16,779
2,200	Eps Holdings, Inc.	34,528
227	Eurofins Scientific SE	127,962
1,884	Gerresheimer AG	151,571
1,178	Lonza Group AG, Registered Shares	254,840
13,935	Qiagen NV*	467,241
1,837	Qiagen NV	61,159
202	Siegfried Holding AG	57,176

		1,171,256

Machinery (4.3%):
6,065	Aalberts Industries NV	241,718
2,100	Aida Engineering, Ltd.	20,143
4,185	Alfa Laval AB	85,786
2,630	Alstom SA*	92,025
2,790	Andritz AG	168,247
2,900	Asahi Diamond Industrial Co., Ltd.	21,352
3,946	Atlas Copco AB, Class A	152,042
2,774	Atlas Copco AB, Class B	96,057
4,049	Ats Automation Tooling Systems, Inc.*	41,502
1,300	Bando Chemical Industries, Ltd.	12,897
1,558	Beijer Alma AB	45,882
506	Bobst Group SA	48,918
12,886	Bodycote plc	126,686
433	Bucher Industries AG	136,316
87	Burckhardt Compression Holding	25,075
2,579	Cargotec OYJ	163,736
2,600	CKD Corp.	39,694
17,805	CNH Industrial NV	202,616
2,050	Concentric AB	33,587
1,110	Construcc y Aux de Ferrocarr SA*	45,613
94	Conzzeta AG	93,387
1,900	Daifuku Co., Ltd.	56,882
5,736	Deutz AG	48,397
8,100	DMG Mori Co., Ltd.	133,633
1,230	Duerr AG	146,194
4,500	Ebara Corp.	125,045
9,997	Fenner plc	37,351

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,900	Fuji Machine MFG. Co., Ltd.	$41,863
3,400	Fujitec Co., Ltd.	44,485
1,000	Fukushima Industries Corp.	38,520
19,000	Furukawa Co., Ltd.	33,088
303	Georg Fischer AG	294,240
2,900	Glory, Ltd.	95,249
2,253	Haldex AB*	28,356
26,103	Heidelberger Druckmaschinen AG*	79,462
9,700	Hino Motors, Ltd.	107,902
3,100	Hitachi Construction Machinery Co., Ltd.	77,641
12,300	Hitachi Zosen Corp.	60,654
500	Hoshizaki Electric Co., Ltd.	45,267
48,000	IHI Corp.	163,867
16,053	IMI plc	249,964
614	Industria Macchine Automatiche	56,487
3,766	Interpump Group SpA	103,344
40	Interroll Holding AG, Registered Shares	53,415
1,300	Iseki & Co., Ltd.	25,490
4,000	Japan Steel Works, Ltd. (The)	62,710
8,700	JTEKT Corp.	127,740
2,600	Juki Corp.	37,866
3,751	Jungheinrich AG	137,256
419	Kardex AG	48,170
54,000	Kawasaki Heavy Industries, Ltd.	160,062
2,997	Kion Group AG	230,067
5,100	Kitz Corp.	47,687
572	Koenig & Bauer AG	38,715
5,600	Komatsu, Ltd.	142,782
153	Komax Holding AG	44,790
2,900	Komori Corp.	37,381
3,618	Kone OYJ, Class B	184,479
1,652	Konecranes OYJ	69,922
438	Krones AG	50,828
8,000	Kubota Corp.	134,831
4,500	Kurita Water Industries, Ltd.	122,815
1,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	16,108
4,000	Makino Milling Machine Co., Ltd.	33,140
2,200	Makita Corp.	81,477
260	MAN AG	27,868
13,000	Meidensha Corp.	44,663
4,077	Metso Corp. OYJ	141,534
10,632	Minebea Co., Ltd.	171,626
55,000	Mitsubishi Heavy Industries, Ltd.	225,700
46,000	Mitsui Engineering & Shipbuilding Co., Ltd.	65,667
12,802	Morgan Advanced Materials plc	47,346
2,100	Morita Holdings Corp.	32,963
2,100	Nabtesco Corp.	61,172
11,000	Nachi-Fujikoshi Corp.	62,629
2,000	Namura Shipbuilding Co., Ltd.	11,799
1,637	New Flyer Industries, Inc.	68,480
4,300	NGK Insulators, Ltd.	85,945
1,200	Nitta Corp.	37,411
578	NKT Holding A/S*	46,484

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,186	Norma Group SE	$113,638
14,000	NSK, Ltd.	175,912
34,000	NTN Corp.	157,655
700	Obara Group, Inc.	38,232
10,003	OC Oerlikon Corp. AG	131,638
9,000	Okuma Corp.	85,782
5,200	OSG Corp.	106,033
290	Pfeiffer Vacuum Technology AG	42,436
118	Rational AG	62,808
70	Rieter Holding AG	15,987
51,599	Rotork plc	158,415
9,000	Ryobi, Ltd.	36,678
16,351	Sandvik AB	257,587
214	Schindler Holding AG, Registered Shares	44,394
6,600	SembCorp Marine, Ltd.	7,890
1,010	Sfs Group AG	114,673
4,000	Shinmaywa Industries, Ltd.	33,827
3,300	Sintokogio, Ltd.	34,320
5,919	SKF AB, Class B	120,540
2,300	Sodick Co., Ltd.	26,816
2,119	Spirax-Sarco Engineering plc	147,821
891	Stabilus SA	69,177
700	Sulzer AG, Registered Shares	79,502
29,000	Sumitomo Heavy Industries, Ltd.	191,957
8,000	Tadano, Ltd.	96,392
3,600	Takeuchi Manufacturing Co., Ltd.	66,224
5,000	Takuma Co., Ltd.	50,225
5,654	Talgo SA(b)	34,305
5,000	THK Co., Ltd.	142,140
1,884	Trelleborg AB	43,034
9,000	Tsubakimoto Chain Co.	77,787
7,579	Valmet Corp.	147,285
15,471	Vesuvius plc	107,143
6,338	Volvo AB, Class A	108,488
27,562	Volvo AB, Class B	470,978
454	Vossloh AG*	29,210
1,388	Wacker Neuson SE	33,649
2,713	Wartsila Corp. OYJ, Class B	160,346
560	Washtec AG	43,232
3,000	Yamabiko Corp.	32,466
3,876	Zardoya Otis SA	40,133

		10,916,943

Marine (0.4%):
35	A.P. Moeller — Maersk A/S, Class A	66,900
54	A.P. Moeller — Maersk A/S, Class B	109,133
373	Clarkson plc	12,276
1,843	D/S Norden A/S*	33,554
1,685	DFDS A/S	89,790
3,300	Iino Kaiun Kaisha, Ltd.	14,167
7,971	Irish Continental Group	46,220
32,000	Kawasaki Kisen Kaisha, Ltd.*	76,972
727	Kuehne & Nagel International AG, Registered Shares	121,562

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Marine, continued
19,000	Mitsui O.S.K. Lines, Ltd.	$55,948
50,000	Nippon Yusen Kabushiki Kaisha	93,225
7,500	Orient Overseas International, Ltd.*	53,843
219,000	Pacific Basin Shipping, Ltd.*	48,270
89,000	Sitc International Holdings Co., Ltd.	70,153
1,962	Stolt-Nielsen, Ltd.	27,653

		919,666

Media (2.0%):
1,267	4imprint Group plc	27,769
5,715	Aimia, Inc.	7,625
3,249	Altice NV, Class A*	75,545
1,460	Altice NV, Class B*	33,689
65	Apg Sga SA	31,569
4,886	Atresmedia Corp. de Medios de Comuicacion SA	57,314
2,500	Avex Group Holdings, Inc.	33,562
2,895	Axel Springer AG	173,890
2,465	Cineplex, Inc.	100,494
12,985	Cineworld Group plc	118,763
546	Cogeco Communications, Inc.	33,355
400	Cogeco, Inc.	20,824
7,694	Corus Entertainment, Inc.	80,880
2,160	CTS Eventim AG & Co. KGaA	95,502
2,400	Cyberagent, Inc.	74,544
1,600	Daiichikosho Co., Ltd.	75,083
16,354	Daily Mail & General Trust plc	142,108
1,800	Dentsu, Inc.	86,237
5,339	Dhx Media, Ltd.	23,636
2,163	Euromoney Institutional Investor plc	30,226
6,151	Eutelsat Communications SA	157,225
6,450	Event Hospitality And Entertainment, Ltd.	66,304
2,200	Fuji Media Holdings, Inc.	29,949
2,500	Hakuhodo DY Holdings, Inc.	33,246
85	Havas SA	897
5,260	Informa plc	45,864
1,600	Intage Holdings, Inc.	31,699
1,711	Ipsos	64,188
33,776	ITE Group plc	67,699
40,885	ITV plc	96,677
1,949	JCDecaux SA	64,005
109,074	John Fairfax Holdings, Ltd.	92,113
2,300	Kadokawa Dwango Corp.	29,773
594	Kinepolis Group NV	32,956
8,410	Lagardere SCA	265,932
3,548	Liberty Global plc, Series C*	110,627
180	Liberty Global plc, Class A*	3,919
1,449	Liberty Global plc, Class A*	46,542
442	Liberty Global plc, Class C*	9,463
3,440	M6 Metropole Television SA	80,084
11,389	Mediaset Espana Comunicacion SA	141,880
15,032	Mediaset SpA*	59,112
1,809	Modern Times Group, Class B	62,337
21,188	Nine Entertainment Co. Holdings, Ltd.	22,443

Shares		Fair Value
Common Stocks, continued
Media, continued
7,599	Pearson plc, ADR	$68,163
2,127	Pearson plc	19,153
2,882	Publicis Groupe SA	215,886
2,013	Quebecor, Inc., Class B	66,634
1,012	REA Group, Ltd.	51,708
414	RTL Group	31,307
5,428	Sanoma OYJ	50,726
1,013	Schibsted ASA, Class A	24,495
5,562	SES Global, Class A	130,410
33,424	Seven West Media, Ltd.	18,395
7,456	Shaw Communications, Inc.	162,466
18,618	Sky Network Television, Ltd.	47,061
13,400	SKY Perfect JSAT Holdings, Inc.	57,699
19,081	Sky plc	246,985
4,175	Societe Television Francaise 1	58,535
44,663	Southern Cross Media Group, Ltd.	42,683
983	Stroeer Media SE	58,958
41	Tamedia AG, Registered Shares	6,535
13,788	Technicolor SA	60,161
1,586	Telenet Group Holding NV*	99,913
8,900	Television Broadcasts, Ltd.	33,508
1,000	Toho Co., Ltd.	30,826
1,900	Tokyo Broadcasting System Hold	33,686
13,261	Trinity Mirror plc	16,997
1,600	TV Asahi Holdings Corp.	28,895
11,823	Ubm plc	106,233
6,948	Village Roadshow, Ltd.	21,595
7,971	Vivendi Universal SA	177,418
8,417	WPP plc	177,060
1,895	Yellow Pages, Ltd.*^	10,874
719	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	4,368

		5,096,882

Metals & Mining (4.9%):
8,736	Acacia Mining plc	33,916
1,753	Agnico Eagle Mines, Ltd.	79,095
2,800	Agnico Eagle Mines, Ltd.	126,288
900	Aichi Steel Corp.	35,638
16,681	Alacer Gold Corp.*	26,760
17,161	Alamos Gold, Inc., Class A	121,766
97,115	Alumina, Ltd.	143,071
1,580	Amg Advanced Metallurgical Group N.V.	46,518
23,363	Anglo American plc*	313,048
7,033	Antofagasta plc	73,423
3,276	Aperam SA	152,991
6,193	ArcelorMittal*	140,941
12,400	Argonaut Gold, Inc.*	22,665
1,900	Asahi Holdings, Inc.	31,267
8,215	Asanko Gold, Inc.*	12,608
1,158	AuRico Metals, Inc.*	1,018
1,317	Aurubis AG	103,736
42,442	B2Gold Corp.*	119,477

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
2,708	Bekaert NV	$137,842
62,786	BHP Billiton, Ltd.	1,119,636
17,844	Billiton plc, ADR	548,881
25,458	BlueScope Steel, Ltd.	258,055
9,186	Boliden AB	251,125
17,700	Capstone Mining Corp.*	12,832
73,572	Centamin plc	148,507
13,877	Centerra Gold, Inc.	75,774
16,254	China Gold International Resources Corp., Ltd.*	24,821
21,000	Daido Steel Co., Ltd.	121,252
7,325	Detour Gold Corp.*	85,758
2,700	Dominion Diamond Corp.	33,984
4,038	Dominion Diamond Corp.	50,717
15,000	DOWA Mining Co.	113,516
38,811	Eldorado Gold Corp.	102,969
3,320	Endeavour Mining Corp.*	57,305
40,854	Evolution Mining, Ltd.	75,890
20,239	EVRAZ plc*	54,594
13,802	First Quantum Minerals, Ltd.	116,773
83,540	Fortescue Metals Group, Ltd.	334,512
3,312	Fresnillo plc	64,261
163,494	Glencore International plc	613,542
5,148	Goldcorp, Inc.	66,385
6,771	Goldcorp, Inc.	87,414
4,758	Granges AB	43,909
5,096	Guyana Goldfields, Inc.*	23,896
7,250	Hill & Smith Holdings plc	130,312
6,200	Hitachi Metals, Ltd.	86,539
9,182	Hochschild Mining plc	32,747
18,195	Hudbay Minerals, Inc.	105,246
24,142	IAMGOLD Corp.*	124,565
1,801	Iluka Resources, Ltd.	11,998
22,741	Independence Group NL	55,005
18,581	Ivanhoe Mines, Ltd., Class A*	59,758
4,200	JFE Holdings, Inc.	73,072
18,872	Kazakhmys plc*	127,767
84,792	Kinross Gold Corp.*	344,636
4,744	Kirkland Lake Gold, Ltd.	44,893
5,400	Klondex Mines, Ltd.*	18,200
9,900	Kobe Steel, Ltd.*	102,069
1,600	Kyoei Steel, Ltd.	26,568
3,792	Labrador Iron Ore Royalty Corp.	45,974
17,782	Lonmin PLC*	15,250
14,207	Lucara Diamond Corp.	30,242
42,535	Lundin Mining Corp.	241,774
6,045	Major Drilling Group International, Inc.*	39,582
1,200	Maruichi Steel Tube, Ltd.	34,923
7,616	Mineral Resources, Ltd.	63,338
6,000	Mitsubishi Materials Corp.	182,147
42,000	Mitsui Mining & Smelting Co., Ltd.	164,876
17,856	Nevsun Resources, Ltd.	43,104
34,410	New Gold, Inc.*	109,339
11,518	Newcrest Mining, Ltd.	178,766

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
6,200	Nippon Denko Co., Ltd.	$21,948
37,000	Nippon Light Metal Holdings Co.	88,084
6,600	Nippon Steel Corp.	149,412
1,120	Nisshin Steel Co., Ltd.	12,331
5,998	Norsk Hydro ASA	33,321
28,837	Northern Star Resources, Ltd.	105,651
4,300	Nyrstar NV*	26,259
39,028	OceanaGold Corp.	117,692
6,568	Osisko Gold Royalties, Ltd.	80,289
18,826	Outokumpu OYJ	150,863
17,375	OZ Minerals, Ltd.	98,938
5,000	Pacific Metals Co., Ltd.*	13,157
3,257	Pan American Silver Corp.	54,786
73,744	Perseus Mining, Ltd.*	16,483
35,638	Petra Diamonds, Ltd.*	50,691
1,446	Randgold Resources, Ltd.	127,951
15,628	Regis Resources, Ltd.	45,481
21,763	Resolute Mining, Ltd.	20,004
550	Rio Tinto plc	23,186
12,983	Rio Tinto plc, Registered Shares, ADR	549,311
1,547	Rio Tinto, Ltd.	75,112
2,148	Salzgitter AG	87,740
7,017	Sandfire Resources Nl	30,429
9,442	Sandstorm Gold, Ltd.*	36,483
8,000	Sanyo Special Steel Co., Ltd.	45,418
29,450	Saracen Mineral Holdings, Ltd.*	26,575
21,718	Schmolz + Bickenbach AG*	20,221
21,110	Semafo, Inc.*	48,680
21,200	Sherritt International Corp.*	12,590
7,535	Silver Standard Resources, Inc.*	73,165
10,033	Sims Metal Management, Ltd.	116,820
83,964	South32, Ltd.	172,584
15,688	SSAB AB, Class B*	58,259
17,694	St Barbara, Ltd.*	39,704
26,500	Stornoway Diamond Corp.*	15,737
3,000	Sumitomo Metal & Mining Co., Ltd.	40,167
9,125	Syrah Resources, Ltd.*	19,390
5,574	Tahoe Resources, Inc.	48,062
9,084	Tahoe Resources, Inc.	78,304
6,487	Teck Cominco, Ltd., Class B	112,469
3,720	Teck Resources, Ltd., Class B	64,468
3,912	ThyssenKrupp AG	111,185
7,000	Toho Zinc Co., Ltd.	29,541
1,300	Topy Industries, Ltd.	38,793
1,885	Torex Gold Resources, Inc.*	35,953
17,801	Turquoise Hill Resources, Ltd.*	47,365
15,000	UACJ Corp.	41,249
2,041	Vedanta Resources plc	17,127
6,764	Voestalpine AG	315,582
14,139	Western Areas, Ltd.*	22,926
2,702	Wheaton Precious Metals Corp.	53,743
44,268	Yamana Gold, Inc.	106,863
2,400	Yamato Kogyo Co., Ltd.	61,641

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
1,600	Yodogawa Steel Works, Ltd.	$42,379

		12,633,628

Multiline Retail (0.6%):
24,445	B&m European Value Retail SA	107,853
947	Canadian Tire Corp., Class A	107,774
53,885	Debenhams plc	30,358
1,503	Dollarama, Inc.	143,635
1,400	Don Quijote Co., Ltd.	53,132
5,300	H2O Retailing Corp.	96,603
16,147	Harvey Norman Holdings, Ltd.^	47,367
3,882	Hudson’s Bay Co.	34,640
4,700	Isetan Mitsukoshi Holdings, Ltd.	47,226
1,900	Izumi Co., Ltd.	107,793
10,600	J. Front Retailing Co., Ltd.	163,166
24,500	Lifestyle International Holdings, Ltd.	33,642
29,029	Marks & Spencer Group plc	125,994
2,900	MARUI GROUP Co., Ltd.	42,823
47,139	Myer Holdings, Ltd.	30,255
1,643	Next plc	82,501
300	Ryohin Keikaku Co., Ltd.	74,994
800	Seria Co., Ltd.	38,628
11,000	Takashimaya Co., Ltd.	104,859
8,000	Wing On Company International, Ltd.	26,284

		1,499,527

Multi-Utilities (0.9%):
2,276	Acea SpA	34,510
2,016	AGL Energy, Ltd.	39,532
1,705	Atco, Ltd.	66,683
1,466	Canadian Utilities, Ltd., Class A	47,114
89,794	Centrica plc	234,017
21,702	E.ON AG	204,784
21,960	Engie Group	333,349
30,113	Hera SpA	91,935
23,167	Iren SpA	53,761
65,748	ITL AEM SpA	109,475
98,500	Keppel Infrastructure Trust	40,371
2,840	National Grid plc, ADR	178,409
3,914	Ren — Redes Energeticas Nacion	12,255
26,786	RWE AG*	534,058
6,003	Suez Environnement Co.	111,237
4,827	Telecom Plus plc	72,614
3,162	Veolia Environnement SA	67,137

		2,231,241

Oil, Gas & Consumable Fuels (3.1%):
12,481	Advantage Oil & Gas, Ltd.*	84,420
24,155	Africa Oil Corp.*	35,582
2,191	AKER BP ASA	32,491
4,305	ARC Resources, Ltd.	56,311
18,809	Athabasca Oil Corp.*	14,651
2,064	Baytex Energy Corp.*	5,016
11,743	Baytex Energy Corp.*	28,529

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
89,740	Beach Energy, Ltd.	$39,583
5,835	Bellatrix Exploration, Ltd.*	3,330
9,541	Birchcliff Energy, Ltd.	44,960
15,440	Bonavista Energy Corp.	32,271
1,208	Bonterra Energy Corp.	15,596
19,163	BP plc, ADR	663,998
173,000	Brightoil Petroleum Holdings, Ltd.*	46,852
28,569	Cairn Energy plc*	64,131
2,676	Caltex Australia, Ltd.	64,924
8,658	Cameco Corp.	78,861
5,227	Cameco Corp.	47,566
2,631	Canadian Natural Resources, Ltd.	75,878
11,375	Cenovus Energy, Inc.	83,834
3,134	Cenovus Energy, Inc.	23,107
900	Cosmo Energy Holdings Co., Ltd.	14,216
8,781	Crescent Point Energy	67,175
6,461	Crescent Point Energy Corp.	49,432
8,223	Crew Energy, Inc.*	25,431
54	Delek Group, Ltd.	11,799
26,109	Dno ASA*	23,944
4,552	Enbridge Income Fund Holding	113,010
4,263	Enbridge, Inc.	169,848
1,055	EnCana Corp.	9,284
10,537	EnCana Corp.	92,725
21,419	ENI SpA	323,190
5,510	Euronav NV	43,570
3,784	Frontline, Ltd.	21,355
1,464	Galp Energia SGPS SA	22,234
591	Gaztransport et Technigaz SA	23,678
29,807	Gran Tierra Energy, Inc.*	66,207
78	Granite Oil Corp.	279
5,867	Husky Energy, Inc.*	66,607
4,500	Idemitsu Kosan Co., Ltd.	127,520
1,000	Imperial Oil, Ltd.	29,153
7,900	INPEX Corp.	76,199
4,194	Inter Pipeline, Ltd.	82,159
3,600	ITOCHU Enex Co., Ltd.	31,934
4,263	James Fisher & Sons plc	90,428
547	Jerusalem Oil Exploration*	32,836
37,800	JX Holdings, Inc.	165,410
4,200	Keyera Corp.	132,226
3,106	Koninklijke Vopak NV	144,174
10,707	MEG Energy Corp.*	31,462
5,186	Neste Oil OYJ	204,549
64,000	NewOcean Energy Holdings, Ltd.*	19,602
1,300	Nippon Gas Co., Ltd.	42,181
7,654	Nuvista Energy, Ltd.*	38,666
32,810	Obsidian Energy, Ltd.*	41,247
54,541	Oil Refineries, Ltd.	24,016
11,004	Oil Search, Ltd.	57,677
44,010	Ophir Energy plc*	48,989
31,951	Origin Energy, Ltd.*	168,173
7,550	Painted Pony Energy, Ltd.*	27,542

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
260	Paz Oil Co., Ltd.	$44,381
2,884	Pembina Pipeline Corp.	95,518
40,966	Pengrowth Energy Corp.*	32,227
3,828	Peyto Exploration & Development Corp.	69,439
43,203	Premier Oil plc*	28,266
3,769	Raging River Exploration, Inc.*	23,516
18,187	Repsol SA	278,974
8,290	Royal Dutch Shell plc, Class A, ADR	440,945
7,285	Royal Dutch Shell plc, Class B, ADR	396,523
4,000	San-Ai Oil Co., Ltd.	40,944
14,064	Santos, Ltd.*	32,702
27,521	Saras SpA	64,147
22,787	Snam SpA	99,652
12,892	Soco International plc	19,616
4,805	Spartan Energy Corp.*	22,791
20,589	Statoil ASA	342,315
13,430	Stobart Group, Ltd.	51,865
8,674	Suncor Energy, Inc.	253,280
4,384	Suncor Energy, Inc.	128,112
11,456	Surge Energy, Inc.	18,466
8,990	Torc Oil & Gas, Ltd.	35,153
8,351	Total SA	413,708
5,452	Transcanada Corp.	259,896
2,255	Trilogy Energy Corp.*	8,470
22,046	Tullow Oil plc*	43,485
6,627	Veresen, Inc.	93,737
19,728	Whitecap Resources, Inc.	140,893
32,833	Whitehaven Coal, Ltd.*	72,351
5,106	Woodside Petroleum, Ltd.	117,019
5,501	Z Energy, Ltd.	31,864

		8,002,273

Paper & Forest Products (0.9%):
1,344	Ahlstrom-Munksjo oyj	27,409
5,029	Canfor Corp.*	75,982
1,251	Canfor Pulp Products, Inc.	12,118
6,000	Daio Paper Corp.	81,010
6,700	Hokuetsu Kishu Paper Co., Ltd.	52,563
1,022	Holmen ABN AB, Class B	44,409
4,627	Interfor Corp.*	66,304
7,061	Metsa Board OYJ	51,438
6,301	Mondi plc	165,327
5,457	Navigator Co. SA (The)	23,586
5,800	Nippon Paper Industries Co., Ltd.	118,813
1,614	Norbord, Inc.	50,252
37,000	OYI Paper Co., Ltd.	191,486
23,088	Quintis, Ltd.(a)(c)	5,541
37,839	Stora Enso OYJ, Registered Shares	489,216
24,703	UPM-Kymmene OYJ	704,434
4,046	West Fraser Timber Co., Ltd.	191,534
24,618	Western Forest Products, Inc.	44,429

		2,395,851

Shares		Fair Value
Common Stocks, continued
Personal Products (0.5%):
1,100	Ci:z Holdings Co., Ltd.	$41,553
2,300	Kao Corp.	136,722
400	KOSE Corp.	43,770
724	L’Oreal SA	150,874
4,476	Ontex Group NV	159,027
1,486	Oriflame Holding AG	55,878
1,400	Shiseido Co., Ltd.	49,881
8,564	Unilever NV, NYS	473,332
4,976	Unilever plc, ADR	269,301

		1,380,338

Pharmaceuticals (2.9%):
194	Alk-Abello A/S	28,953
6,600	Astellas Pharma, Inc.	80,822
16,897	AstraZeneca plc, ADR	576,019
3,059	Bayer AG, Registered Shares	395,733
314	Boiron SA	30,990
1,900	Daiichi Sankyo Co., Ltd.	44,815
1,600	Dainippon Sumitomo Pharma Co., Ltd.	21,861
1,767	Dechra Pharmaceuticals plc	39,104
500	Eisai Co., Ltd.	27,645
7,475	Faes Farma SA	24,867
9,143	GlaxoSmithKline plc, ADR	394,246
1,067	GlaxoSmithKline plc	22,724
1,522	H. Lundbeck A/S	85,726
7,200	Haw Par Corp., Ltd.	58,588
4,811	Hikma Pharmaceuticals plc	92,128
700	Hisamitsu Pharmaceutical Co., Inc.	33,562
26,202	Indivior plc*	106,826
1,661	Ipsen SA	227,432
1,000	Kaken Pharmaceutical Co., Ltd.	54,629
500	Kissei Pharmaceutical Co., Ltd.	13,561
1,300	Kyorin Holdings, Inc.	28,896
30,175	Mayne Pharma Group, Ltd.*	25,134
501	Merck KGaA	60,642
400	Mochida Pharmaceutical Co., Ltd.	28,875
3,200	Nichi-Iko Pharmaceutical Co., Ltd.	49,987
600	Nippon Shinyaku Co., Ltd.	38,465
22,726	Novartis AG, Registered Shares	1,898,418
8,066	Novo Nordisk A/S, Class B	346,048
1,259	Orion OYJ	80,146
3,799	Orion OYJ, Class B	242,548
1,695	Recipharm AB	24,761
3,141	Recordati SpA	127,786
127	Roche Holding AG	32,840
3,082	Roche Holding AG	787,192
2,700	Rohto Pharmaceutical Co., Ltd.	55,896
327	Sanofi-Aventis SA	31,424
4,200	Santen Pharmaceutical Co., Ltd.	57,051
1,200	Sawai Pharmaceutical Co., Ltd.	67,461
600	Shionogi & Co., Ltd.	33,472
3,646	Stada Arzneimittel AG	258,625
500	Taisho Pharmaceutical Holdings Co., Ltd.	38,092

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
3,900	Takeda Pharmacuetical Co., Ltd.	$198,315
490	Teva Pharmaceutical Industries, Ltd., ADR	16,278
3,429	Teva Pharmaceutical Industries, Ltd.	113,916
800	Torii Pharmaceutical Co., Ltd.	19,518
600	Towa Pharmaceutical Co., Ltd.	28,091
1,400	Tsumura & Co.	56,864
1,152	UCB SA	79,264
46,000	United Laboratories International Holdings, Ltd.*	30,346
1,145	Valeant Pharmaceuticals International, Inc.*	19,809
16,134	Vectura Group plc*	23,511
2,110	Vifor Pharma AG	233,332
178	Virbac SA*	28,569

		7,521,803

Professional Services (1.6%):
4,530	Adecco SA, Registered Shares	344,981
2,780	AF AB	57,627
734	Akka Technologies SA	38,226
9,096	Applus Services SA	114,732
900	Benefit One, Inc.	36,010
372	Bertrandt AG^	37,306
5,622	Bureau Veritas SA	124,519
2,111	Capita Group plc	19,012
1,480	DKSH Holding, Ltd.	120,622
1,400	EN-Japan, Inc.	36,579
11,350	Experian plc	233,037
89,376	Hays plc	193,358
6,806	Intertek Group plc	374,267
2,947	McMillan Shakespeare, Ltd.	30,329
1,100	Meitec Corp.	46,901
10,129	Michael Page International plc	62,773
3,497	Morneau Shepell, Inc.	56,207
2,600	Nihon M&A Center, Inc.	95,186
1,800	Nomura Co., Ltd.	41,085
600	Outsourcing, Inc.	29,305
3,772	Randstad Holding NV	220,547
11,910	RELX NV	245,048
5,236	RELX plc, ADR	114,668
3,973	Ricardo plc	40,230
6,390	Robert Walters plc	35,401
7,390	Seek, Ltd.	95,988
58	SGS SA, Registered Shares	140,655
2,421	Stantec, Inc.	60,767
1,200	Technopro Holdings, Inc.	48,365
2,255	Teleperformance*	290,053
1,700	Temp Holdings Co., Ltd.	31,884
10,595	Wolters Kluwer NV	448,927
5,987	WS Atkins plc	162,152

		4,026,747

Real Estate Management & Development (2.2%):
2,400	AEON Mall Co., Ltd.	47,294
915	Airport City, Ltd.*	12,664
691	Allreal Holding AG	125,056
2,393	Amot Investments, Ltd.	12,540

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
3,703	Atrium European Real Estate, Ltd.	$16,535
1,733	Atrium Ljungberg AB, Class B	28,965
6,142	BUWOG-Bauen Und Wohnen Gesellschaft mbH	176,521
1,503	CA Immobilien Anlagen AG	36,656
8,076	Capital & Counties Properties plc	30,792
2,035	Castellum AB	29,960
13,430	Cheung Kong Property Holdings, Ltd.	105,202
12,500	Chinese Estates Holdings, Ltd.	17,455
6,400	City Developments, Ltd.	49,896
3,941	Citycon OYJ	10,361
1,625	Colliers International Group	91,731
5,265	Countrywide plc	11,492
340,000	Csi Properties, Ltd.	16,341
138	Daejan Holdings plc	11,096
3,400	Daibiru Corp.	35,445
900	Daito Trust Construction Co., Ltd.	140,081
9,500	Daiwa House Industry Co., Ltd.	325,084
660	Deutsche Euroshop AG	26,033
6,254	Deutsche Wohnen AG	239,362
1,818	Fabege AB	34,980
68,000	Far East Consortium Internatio	37,979
1,175	Fastighets AB Balder*	28,466
1,503	First Capital Realty, Inc.	22,906
1,529	FirstService Corp.	97,825
25,500	Frasers Centrepoint, Ltd.	34,834
15,974	Gateway Lifestyle	23,935
9,400	Global Logistic Properties, Ltd.	19,541
1,100	Goldcrest Co., Ltd.	24,372
10,831	Grainger Trust plc	37,105
11,000	Great Eagle Holdings, Ltd.	55,937
46,000	Hang Lung Group, Ltd.	190,320
25,984	Hang Lung Properties, Ltd.	64,905
2,300	Heiwa Real Estate Co., Ltd.	37,106
3,426	Helical Bar plc	13,427
3,482	Hemfosa Fastigheter AB	37,705
10,865	Henderson Land Development Co., Ltd.	60,610
148	Hiag Immobilien AG	19,146
2,450	Hufvudstaden AB	40,680
3,000	Hulic Co., Ltd.	30,668
9,025	Hysan Development Co., Ltd.	43,108
6,500	Ichigo, Inc.	19,434
18,930	Immofinanz Immobilien Anlagen AG	43,301
4,517	Inmobiliaria Colonial SA*	39,408
24,725	Kerry Properties, Ltd.	83,931
10,062	Klovern AB	11,033
26,000	Kowloon Development Co., Ltd.	28,275
10,797	Kungsleden AB	66,162
570,000	Lai Sun Development Co., Ltd.	20,813
982	LEG Immobilien AG	92,374
6,225	Lend Lease Group	79,645
14,300	Leopalace21 Corp.	88,829
4,644	LSL Property Services plc	13,318
578	Melisron, Ltd.	30,341

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
6,000	Mitsubishi Estate Co., Ltd.	$112,103
2,000	Mitsui Fudosan Co., Ltd.	47,821
329	Mobimo Holding AG, Registered Shares	92,367
104	Morguard Corp.	14,819
99,722	New World Development Co., Ltd.	126,590
857	Nexity SA	49,812
6,600	Nomura Real Estate Holdings, Inc.	129,352
3,300	NTT Urban Development Corp.	31,810
2,200	Open House Co., Ltd.	67,897
1,440	Patrizia Immobilien AG*	27,193
52	Plazza AG	12,550
457	PSP Swiss Property AG	42,747
4,000	Relo Holdings, Inc.	77,955
2,615	S Immo AG	37,932
2,892	Sagax AB, Class B	34,694
9,229	Savills plc	105,571
1,300	Shinoken Group Co., Ltd.	26,218
100,800	Sinarmas Land, Ltd.	31,492
49,879	Sino Land Co., Ltd.	81,783
5,343	Sponda Oyj	30,935
15,105	St. Modwen Properties plc	70,586
5,000	Sumitomo Realty & Development Co., Ltd.	154,567
5,921	Sun Hung Kai Properties, Ltd.	86,994
8,646	Swire Pacific, Ltd., Class A	84,445
17,500	Swire Pacific, Ltd., Class B	30,620
334	Swiss Prime Site AG	30,349
2,799	Tag Immobilien AG	44,010
4,200	Takara Leben Co., Ltd.	18,878
7,842	Technopolis OYJ	33,103
1,176	Tlg Immobilien AG	24,067
4,800	Tokyo Tatemono Co., Ltd.	62,999
26,300	Tokyu Fudosan Holdings Corp.	155,744
13,900	United Industrial Corp., Ltd.	32,014
1,200	Unizo Holdings Co., Ltd.	33,343
12,600	UOL Group, Ltd.	69,968
2,129	Vonovia SE	84,584
2,534	Wallenstam AB	24,423
10,324	Wharf Holdings, Ltd. (The)	85,582
15,829	Wheelock & Co., Ltd.	119,451
8,400	Wheelock Properties Singapore	11,445
1,858	Wihlborgs Fastigheter AB	39,277
20,700	Wing Tai Holdings, Ltd.	29,948
17	Zug Estates Holding AG	32,776

		5,709,795

Road & Rail (1.4%):
13,493	Aurizon Holdings, Ltd.	55,515
5,353	Canadian National Railway Co.	433,861
883	Canadian Pacific Railway, Ltd.	141,995
800	Central Japan Railway Co.	130,543
44,100	ComfortDelGro Corp., Ltd.	73,781
1,888	DSV A/S	116,372
1,400	East Japan Railway Co.	134,016

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
79,447	FirstGroup plc*	$130,166
8,000	Fukuyama Transporting Co., Ltd.	50,878
2,158	Go-Ahead Group plc	49,456
5,000	Hankyu Hanshin Holdings, Inc.	179,967
3,700	Hitachi Transport System, Ltd.	87,160
102	Jungfraubahn Holding AG, Registered Shares	12,102
5,000	Keihin Electric Express Railway Co., Ltd.	60,314
6,000	Keio Corp.	50,252
1,500	Keisei Electric Railway Co., Ltd.	40,111
15,000	Kintetsu Corp.	57,847
15,830	MTR Corp., Ltd.	89,201
18,000	Nagoya Railroad Co., Ltd.	83,982
12,000	Nankai Electric Railway Co., Ltd.	62,113
29,502	National Express Group plc	140,817
20,000	Nippon Express Co., Ltd.	125,388
4,200	Nippon Konpo Unyu Soko Co., Ltd.	97,265
13,000	Nishi-Nippon Railroad Co., Ltd.	58,489
8,429	Northgate plc	48,642
2,800	Odakyu Electric Railway Co., Ltd.	56,533
20,000	Sankyu, Inc.	130,570
3,800	Seino Holdings Co., Ltd.	50,577
11,100	Senko Co., Ltd.	72,227
823	Sixt Leasing Se	17,391
1,659	Sixt SE*	82,273
1,209	Sixt SE*^	73,088
10,000	Sotetsu Holdings, Inc.	49,614
6,338	Stagecoach Group plc	15,382
80	Stef S.A.	8,402
4,596	Student Transportation, Inc., Class BR	27,861
6,961	Tfi International, Inc.	150,161
10,000	Tobu Railway Co., Ltd.	54,595
10,000	Tokyu Corp.	76,377
400	Trancom Co., Ltd.	19,551
20,000	Transport International Holdings, Ltd.	64,685
824	VTG AG^	32,144
1,400	West Japan Railway Co.	99,008

		3,590,672

Semiconductors & Semiconductor Equipment (0.8%):
2,200	Advantest Corp.	37,780
4,797	Aixtron SE*	33,740
1,721	AMS AG	111,684
1,526	ASM International NV	88,809
5,119	ASM Pacific Technology, Ltd.	69,109
1,629	ASML Holding NV, NYS	212,275
1,837	BE Semiconductor Industries NV	98,701
891	Dialog Semiconductor plc*	38,192
200	Disco Corp.	32,020
2,300	Ferrotec Corp.	29,794
10,836	Infineon Technologies AG	229,601
200	Lasertec Corp.	2,795
1,090	Melexis NV	89,448
4,926	Meyer Burger Technology AG*	6,174

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
167,251	Rec Silicon ASA*	$21,814
800	ROHM Co., Ltd.	61,640
8,000	Sanken Electric Co., Ltd.	33,715
1,600	Screen Holdings Co., Ltd.	106,400
4,800	Shinko Electric Industries Co., Ltd.	40,784
992	Siltronic AG*	84,149
15,549	STMicroelectronics NV	222,933
2,000	SUMCO Corp.	28,938
700	Tokyo Electron, Ltd.	94,845
2,000	Tokyo Seimitsu Co., Ltd.	64,506
2,312	Tower Semiconductor, Ltd.*	55,141
372	U-Blox AG	69,825
3,400	ULVAC, Inc.	164,039

		2,128,851

Software (1.1%):
1,917	Aveva Group plc	48,447
1,300	Capcom Co., Ltd.	30,851
2,000	Colopl, Inc.	20,297
2,326	Computer Modelling Group, Ltd.	18,262
301	Constellation Software, Inc./Canada	157,490
1,252	Dassault Systemes SA	112,188
1,064	Descartes Systems Group, Inc.*	25,908
2,942	Fidessa Group plc	88,816
1,200	Fuji Soft, Inc.	33,956
5,123	Gemalto NV	309,353
15,900	Gungho Online Enetertainment, Inc.	40,938
7,918	Hansen Technology, Ltd.	24,580
38,000	Igg, Inc.	58,474
2,500	Konami Corp.	139,113
7,403	Micro Focus International plc	219,006
1,541	Myob Group, Ltd.	4,060
518	Nemetschek Se	38,578
339	NICE Systems, Ltd.	26,898
2,818	Open Text Corp.	88,880
700	Oracle Corp.	45,497
8,199	PlayTech plc	101,504
19,513	Sage Group plc	174,949
2,404	SAP AG	251,230
2,151	SimCorp A/S	130,315
854	Software AG	37,427
8,525	Technology One, Ltd.	37,705
2,386	Temenos Group AG	212,889
1,300	Trend Micro, Inc.	67,080
5,915	UbiSoft Entertainment SA*	335,786

		2,880,477

Specialty Retail (1.5%):
2,400	Adastria Co., Ltd.	66,919
900	Alpen Co., Ltd.	16,056
2,600	Aoki Holdings, Inc.	33,002
2,200	Aoyama Trading Co., Ltd.	78,448
1,900	Arcland Sakamoto Co., Ltd.	25,543
2,000	Autobacs Seven Co., Ltd.	32,485

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
1,813	Autocanada, Inc.	$26,679
20,415	Automotive Holdings Group, Ltd.	52,541
7,300	BIC Camera, Inc.	77,562
4,928	Bilia AB, Class A	48,816
18,000	Chow Sang Sang Holdings International, Ltd.	42,029
18,800	Chow Tai Fook Jewellery Group, Ltd.	19,908
2,205	Clas Ohlson AB	42,411
4,700	DCM Holdings Co., Ltd.	41,274
32,869	Dixons Carphone plc	121,509
2,047	Dufry AG, Registered Shares*	336,949
5,850	Dunelm Group plc	45,840
4,900	Edion Corp.	44,520
59,800	Esprit Holdings, Ltd.*	31,865
400	Fast Retailing Co., Ltd.	133,455
534	Fielmann AG	41,186
2,300	Geo Holdings Corp.	23,856
130,000	Giordano International, Ltd.	74,106
1,436	Grandvision BV(b)	38,464
505	Groupe FNAC SA*	41,161
13,359	Halfords Group plc	59,535
4,280	Hennes & Mauritz AB, Class B	106,941
300	Hikari Tsushin, Inc.	31,596
5,100	Idom, Inc.	35,212
4,686	Industria de Diseno Textil SA	180,430
4,647	JB Hi-Fi, Ltd.	83,501
20,850	JD Sports Fashion plc	95,051
700	Jin Co., Ltd.	39,055
3,000	Joshin Denki Co., Ltd.	43,363
800	Joyful Honda Co., Ltd.	24,456
1,455	Kappahl AB	7,919
45,977	Kingfisher plc	180,035
1,600	Komeri Co., Ltd.	40,747
4,200	K’s Holding Corp.	82,091
2,366	Leon’s Furniture, Ltd.	32,025
25,750	L’occitane International SA	59,106
19,046	Lookers plc	28,420
31,000	Luk Fook Holdings International, Ltd.	106,024
2,347	Matas A/S	37,160
900	Nitori Co., Ltd.	120,456
2,300	Nojima Corp.	35,731
76,677	Pendragon plc	30,991
19,618	Pets At Home Group plc	41,174
1,500	Sanrio Co., Ltd.	29,411
2,800	Shimachu Co., Ltd.	66,793
300	Shimamura Co., Ltd.	36,721
9,000	Sports Direct International*	34,135
4,622	Super Retail Group, Ltd.	29,124
3,968	Supergroup plc	77,316
1,900	United Arrows, Ltd.	61,636
2,400	USS Co., Ltd.	47,753
155	Valora Holding AG	49,602
8,200	VT Holdings Co., Ltd.	40,477
4,080	WHSmith plc	91,180

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
1,900	Xebio Holdings Co., Ltd.	$33,572
1,990	XXL ASA(b)	19,139
12,300	Yamada Denki Co., Ltd.	61,129

		3,715,591

Technology Hardware, Storage & Peripherals (0.6%)
2,488	BlackBerry, Ltd.*	24,868
6,400	Brother Industries, Ltd.	148,118
8,000	Canon, Inc.	272,272
1,300	Fujifilm Holdings Corp.	46,803
900	Hitachi Maxell, Ltd.	18,465
13,700	Konica Minolta Holdings, Inc.	114,049
6,508	Logitech International SA	238,583
3,100	Mcj Co., Ltd.	32,694
73,000	NEC Corp.	193,928
2,343	Neopost	108,846
15,900	Ricoh Co., Ltd.	140,693
100	Roland Dg Corp.	2,278
8,300	Seiko Epson Corp.	185,028
9,000	Toshiba Tec Corp.	46,622
4,372	Xaar plc	21,539

		1,594,786

Textiles, Apparel & Luxury Goods (1.4%):
689	Adidas AG	132,064
1,500	ASICS Corp.	27,857
1,383	Brunello Cucinelli SpA	36,351
6,313	Burberry Group plc	136,746
528	Christian Dior SE	151,588
3,038	Compagnie Financiere Richemont SA	250,767
485	Delta-Galil Industries, Ltd.	14,321
2,100	Descente, Ltd.	28,462
900	Fujibo Holdings, Inc.	25,312
1,311	Gildan Activewear, Inc.	40,287
280,000	Global Brands Group Holdings, Ltd.*	29,409
189	Hermes International SA	93,449
2,445	Hugo Boss AG	171,589
4,000	Japan Wool Textile Co., Ltd. (The)	33,377
48	Kering	16,433
15,000	Kurabo Industries, Ltd.	34,688
399,238	Li & Fung, Ltd.	145,449
1,682	Luxottica Group SpA	97,583
2,321	LVMH Moet Hennessy Louis Vuitton SA	582,172
5,170	Moncler SpA	121,236
1,495	New Wave Group AB	10,118
7,000	Onward Holdings Co., Ltd.	51,838
9,893	Ovs SpA(b)	70,405
27,000	Pacific Textiles Holdings, Ltd.(a)	31,160
2,465	Pandora A/S	231,144
6,400	Prada SpA	23,858
58	Puma Se	22,328
2,618	Safilo Group SpA*	19,411
2,218	Salvatore Ferragamo Italia SpA	59,292
36,000	Samsonite International SA	150,332
9,000	Seiko Holdings Corp.	36,853

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
2,500	Seiren Co., Ltd.	$39,378
28,000	Stella International Holdings, Ltd.	50,210
277	Swatch Group AG (The), Class B	102,439
819	Swatch Group AG (The), Registered Shares	59,849
1,909	Ted Baker plc	59,496
36,000	Texwinca Holdings, Ltd.	21,904
404	Tod’s SpA	25,191
5,000	Tsi Holdings Co., Ltd.	36,046
27,000	Unitika, Ltd.*	19,974
4,000	Wacoal Holdings Corp.	54,134
45,514	Yue Yuen Industrial Holdings, Ltd.	188,889

		3,533,389

Thrifts & Mortgage Finance (0.2%):
3,155	Aareal Bank AG	125,046
615	Equitable Group, Inc.	28,212
2,826	Genworth MI Canada, Inc.	77,766
16,190	Genworth Mortgage Insurance AU	36,508
1,812	Home Capital Group, Inc.	23,744
7,866	Onesavings Bank plc	38,429
10,982	Paragon Group of Cos. plc (The)	61,102

		390,807

Tobacco (0.4%):
9,312	British American Tobacco plc, ADR^	638,244
4,936	Imperial Tobacco Group plc, Class A	221,916
4,800	Japan Tobacco, Inc.	168,732
2,105	Swedish Match AB, Class B	74,251

		1,103,143

Trading Companies & Distributors (1.8%):
2,637	AddTech AB, Class B	50,366
21,185	Ashtead Group plc	439,353
1,271	B&b Tools AB	18,757
537	Beijer Ref AB	14,882
210,000	Bep International Holdings, Ltd.	6,754
583	Bossard Holding AG	118,733
3,484	Brenntag AG	201,700
4,067	Bunzl plc	121,292
3,143	Cramo OYJ	94,063
10,848	Diploma plc	156,363
6,630	Finning International, Inc.	129,982
7,080	Grafton Group plc	65,115
4,000	Hanwa Co., Ltd.	28,688
36,721	Howden Joinery Group plc	194,717
1,788	Imcd Group NV	96,989
2,800	Inabata & Co., Ltd.	37,224
4,621	Indutrade AB	105,990
2,800	ITOCHU Corp.	41,679
13,000	Iwatani Corp.	80,743
2,000	Japan Pulp & Paper Co., Ltd.	7,555
1,700	Kanamoto Co., Ltd.	56,624
24,000	Kanematsu Corp.	49,201
3,917	Kloeckner & Co. SE	41,408

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,600	Kuroda Electric Co., Ltd.	$31,381
14,000	Marubeni Corp.	90,650
5,100	Misumi Group, Inc.	116,598
1,100	Mitani Corp.	41,522
5,600	Mitsubishi Corp.	117,654
6,400	Mitsui & Co., Ltd.	91,633
1,271	Momentum Group AB, Class B*	12,301
1,400	Monotaro Co., Ltd.	45,203
6,300	Nagase & Co., Ltd.	96,002
1,100	Nippon Steel & Sumikin Bussan	52,878
1,200	Nishio Rent All Co., Ltd.	38,334
52,580	Noble Group Ltd.*	17,836
7,777	Ramirent OYJ	78,505
803	Reece, Ltd.	25,942
17,695	Rexel SA	289,979
2,192	Richelieu Hardware, Ltd.	50,802
1,304	Russel Metals, Inc.	26,108
5,168	Seven Group Holdings, Ltd.	43,360
33,067	SIG plc	64,064
39,500	Sojitz Corp.	97,226
4,700	Sumitomo Corp.	61,282
3,072	Toromont Industries, Ltd.	113,109
8,700	Toyota Tsushu Corp.	261,290
8,978	Travis Perkins plc	170,229
1,000	Trusco Nakayama Corp.	23,896
800	Wajax Corp.	13,969
2,700	Wakita & Co., Ltd.	31,360
3,709	Wolseley plc	228,050
3,800	Yamazen Corp.	38,625
800	Yuasa Trading Co., Ltd.	24,329

		4,552,295

Transportation Infrastructure (0.7%):
10,833	Abertis Infraestructuras SA	200,835
493	Aena SA(b)	96,316
384	Aeroports de Paris	62,021
3,529	Ansaldo Sts SpA*	45,021
7,311	Atlantia SpA	206,445
38,960	BBA Aviation plc	156,179
960	Flughafen Zuerich AG	235,805
1,696	Fraport AG	150,008
3,270	Groupe Eurotunnel SA	34,890
1,679	Hamburger Hafen und Logistik AG	36,676
129,000	Hutchison Port Holdings Trust	55,473
700	Japan Airport Terminal Co., Ltd.	26,817
5,000	Kamigumi Co., Ltd.	52,480
2,000	Mitsubishi Logistics Corp.	26,658
34,274	Qube Holdings, Ltd.	69,266
15,500	SATS, Ltd.	57,566
985	Save SpA	23,381
6,407	SIAS SpA	70,781
8,000	Sumitomo Warehouse Co., Ltd. (The)	50,814
14,036	Sydney Airport	76,437

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
8,406	Transurban Group	$76,488
2,729	Westshore Terminals Investment Corp.	44,220

		1,854,577

Water Utilities (0.2%):
15,034	Pennon Group plc	161,506
5,341	Severn Trent plc	151,871
7,737	United Utilities Group plc	87,463

		400,840

Wireless Telecommunication Services (1.0%):
2,035	Cellcom Israel, Ltd.*	19,603
1,335	Drillisch AG	80,596
4,802	Freenet AG	153,378
13,800	KDDI Corp.	365,640
13,000	M1, Ltd./Singapore	20,594
3,522	Millicom International Cellular SA, SDR	208,395
2,104	Mobistar SA	49,255
23,100	NTT DoCoMo, Inc.	545,352
1,000	Okinawa Cellular Telephone Co.	33,492
1,708	Rogers Communications, Inc., Class B	80,635
17,000	Smartone Telecommunications Ho	22,256
4,700	SoftBank Group Corp.	381,900
21,800	StarHub, Ltd.	43,136
3,836	Tele2 AB	40,330
214,441	Vodafone Group plc	608,423

		2,652,985

Total Common Stocks (Cost $237,428,040)		253,869,964

Preferred Stocks (0.4%):
Automobiles (0.4%):
1,600	Bayerische Motoren Werke AG (BMW), 4.87%	132,001
2,390	Porsche Automobil Holding SE, 2.05%	134,266
4,515	Volkswagen AG, 1.54%	688,529

		954,796

Total Preferred Stocks (Cost $1,264,522)		954,796

Rights (0.0%):
Aerospace & Defense (0.0%):
1,797,933	Rolls-Royce Holdings plc, Expires on 7/05/17*(c)	2,341

Construction & Engineering (0.0%):
6,583	ACS Actividades de Construccion y Servicios SA, Expires on 7/12/17*	5,263
22,504	Sacyr SA, Expires on 7/17/17*	1,799

		7,062

Hotels, Restaurants & Leisure (0.0%):
789	Collins Foods, Ltd., Expires on 7/13/17*(a)	—

Oil, Gas & Consumable Fuels (0.0%):
9,848	Maurel Et Prom — CVR, Expires on 1/02/18*(a)(c)	450

Total Rights (Cost $—)		9,853

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.6%):
$1,637,654	AZL DFA International Core Equity Fund Securities Lending Collateral Account(d)	$1,637,654

Total Securities Held as Collateral for Securities on Loan (Cost $1,637,654)		1,637,654

Total Investment Securities (Cost $240,330,216)(e) — 100.4%		256,472,267
Net other assets (liabilities) — (0.4)%		(1,054,821)

Net Assets — 100.0%		$255,417,446

Percentages indicated are based on net assets as of June 30, 2017.

Amounts shown as “—” are either $0 or rounds to less than $1.

ADR—American Depositary Receipt

CVR—Contingency Valued Rights

GO—General Obligation

NYS—New York Shares

SDR—Swedish Depository Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $1,537,725.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2017. The total of all such securities represent 0.02% of the net assets of the fund.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2017, these securities represent 0.00% of the net assets of the Fund.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2017:

Country	Percentage
Australia	5.8%
Austria	0.6%
Belgium	1.4%
Bermuda	— %^
Cambodia	— %^
Canada	8.5%
Cayman Islands	— %^
China	0.1%
Denmark	1.8%
Egypt	0.1%
European Community	— %^
Faroe Islands	— %^
Finland	1.9%
France	7.1%
Georgia	— %^
Germany	7.4%
Hong Kong	2.7%
Ireland (Republic of)	1.1%
Isle of Man	0.1%
Israel	0.4%

Country	Percentage
Italy	2.7%
Japan	23.7%
Jersey	— %^
Liechtenstein	— %^
Luxembourg	0.5%
Malta	— %^
Monaco	— %^
Netherlands	3.2%
New Zealand	0.4%
Norway	0.7%
Peru	— %^
Portugal	0.1%
Singapore	0.9%
Spain	2.7%
Sweden	2.9%
Switzerland	7.0%
United Arab Emirates	— %^
United Kingdom	15.4%
United States	0.8%

100.0%

^	Represents less than 0.05%

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investment securities, at cost	$240,330,216

Investment securities, at value*	$256,472,267
Interest and dividends receivable	486,557
Foreign currency, at value (cost $706,480)	708,672
Receivable for investments sold	1,108,336
Reclaims receivable	586,572
Prepaid expenses	18,636

Total Assets	259,381,040

Liabilities:
Cash overdraft	1,552,505
Payable for investments purchased	13,434
Payable for capital shares redeemed	535,704
Payable for collateral received on loaned securities	1,637,654
Manager fees payable	159,388
Distribution fees payable	53,129
Other accrued liabilities	11,780

Total Liabilities	3,963,594

Net Assets	$255,417,446

Net Assets Consist of:
Capital	$234,764,394
Accumulated net investment income/(loss)	5,810,102
Accumulated net realized gains/(losses) from investment transactions	(1,318,248)
Net unrealized appreciation/(depreciation) on investments	16,161,198

Net Assets	$255,417,446

Shares of beneficial interest (unlimited number of shares authorized, no par value)	24,334,839
Net Asset Value (offering and redemption price per share)	$10.50

*	Includes securities on loan of $1,537,725.

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$5,092,165
Income from securities lending	22,187
Foreign withholding tax	(613,781)

Total Investment Income	4,500,571

Expenses:
Manager fees	1,220,742
Administration fees	166,357
Distribution fees	321,247
Custodian fees	63,214
Administrative and compliance services fees	2,049
Transfer agent fees	2,757
Trustee fees	6,642
Professional fees	6,998
Shareholder reports	1,827
Other expenses	3,274

Total expenses before reductions	1,795,107
Less expenses voluntarily waived/reimbursed by the Manager	(257,001)

Net expenses	1,538,106

Net Investment Income/(Loss)	2,962,465

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	14,015
Change in net unrealized appreciation/depreciation on investments	30,769,460

Net Realized/Unrealized Gains/(Losses) on Investments	30,783,475

Change in Net Assets Resulting From Operations	$33,745,940

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,962,465	$2,946,454
Net realized gains/(losses) on investment transactions	14,015	(1,152,512)
Change in unrealized appreciation/depreciation on investments	30,769,460	5,280,582

Change in net assets resulting from operations	33,745,940	7,074,524

Distributions to Shareholders:
From net investment income	—	(1,859,695)

Change in net assets resulting from distributions to shareholders	—	(1,859,695)

Capital Transactions:
Proceeds from shares issued	720,371	110,343,978
Proceeds from dividends reinvested	—	1,859,695
Value of shares redeemed	(31,745,876)	(34,994,294)

Change in net assets resulting from capital transactions	(31,025,505)	77,209,379

Change in net assets	2,720,435	82,424,208
Net Assets:
Beginning of period	252,697,011	170,272,803

End of period	$255,417,446	$252,697,011

Accumulated net investment income/(loss)	$5,810,102	$2,847,637

Share Transactions:
Shares issued	73,164	12,178,801
Dividends reinvested	—	205,038
Shares redeemed	(3,163,359)	(3,817,364)

Change in shares	(3,090,195)	8,566,475

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	April 27, 2015 to December 31, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.21		$9.03	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.13		0.11	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	1.16		0.17	(1.05)

Total from Investment Activities	1.29		0.28	(0.97)

Dividends to Shareholders From:
Net Investment Income	—		(0.10)	—

Total Dividends	—		(0.10)	—

Net Asset Value, End of Period	$10.50		$9.21	$9.03

Total Return(b)	14.01	%(c)	3.17%	(9.70	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$255,417		$252,697	$170,273
Net Investment Income/(Loss)(d)	2.30%		1.62%	1.19%
Expenses Before Reductions(d)(e)	1.40%		1.39%	1.39%
Expenses Net of Reductions(d)	1.20%		1.19%	1.19%
Portfolio Turnover Rate	1	%(c)	11%	4	%(c)

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA International Core Equity Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of FundsTrust.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $2 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,194 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions
Common Stocks	$1,178,269	$459,385	$—	$—	$1,637,654

Total Securities Lending Transactions	1,178,269	459,385	—	—	1,637,654

Total Borrowings	$1,178,269	$459,385	$—	$—	$1,637,654

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$1,637,654

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price. During the period ended June 30, 2017 the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

Futures Contracts

During the period ended June 30, 2017, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $– million as of June 30, 2017. The monthly average notional amount for these contracts was $– million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL DFA International Core Equity Fund	0.95%	1.39%

*	The Manager voluntarily reduced the management fee to 0.75% on all assets. After April 30, 2018 the manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $1,546 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks
Aerospace & Defense	$272,386	$3,173,283	$—	$3,445,669
Airlines	93,533	937,167	—	1,030,700
Auto Components	588,548	6,787,739	—	7,376,287
Automobiles	82,407	8,504,076	—	8,586,483
Banks	7,456,021	16,651,316	—	24,107,337
Beverages	638,617	2,631,909	—	3,270,526
Biotechnology	77,963	640,046	—	718,009
Capital Markets	1,191,301	5,492,054	—	6,683,355
Chemicals	347,754	13,621,149	—	13,968,903
Commercial Services & Supplies	158,487	4,168,214	—	4,326,701
Communications Equipment	129,107	457,055	—	586,162
Construction & Engineering	240,650	5,527,739	—	5,768,389
Construction Materials	300,786	1,626,116	—	1,926,902
Containers & Packaging	197,096	1,956,200	—	2,153,296
Distributors	73,070	582,672	—	655,742
Diversified Consumer Services	76,729	330,471	—	407,200
Diversified Financial Services	184,668	1,630,948	—	1,815,616
Diversified Telecommunication Services	72,875	5,778,694	—	5,851,569
Electric Utilities	45,418	2,742,266	—	2,787,684
Electronic Equipment, Instruments & Components	136,483	4,781,416	—	4,917,899
Energy Equipment & Services	459,276	1,239,440	—	1,698,716
Food & Staples Retailing	527,628	6,031,915	—	6,559,543
Food Products	469,055	7,148,737	—	7,617,792
Gas Utilities	105,402	1,166,568	—	1,271,970
Health Care Providers & Services	80,739	1,702,298	—	1,783,037
Hotels, Restaurants & Leisure	409,089	4,804,504	—	5,213,593
Household Durables	50,511	5,294,203	—	5,344,714
Household Products	203,342	606,034	—	809,376
Independent Power & Renewable Electricity Producers	407,258	353,353	—	760,611
Industrial Conglomerates	135,650	3,048,502	—	3,184,152
Insurance	1,357,131	8,868,427	—	10,225,558
IT Services	53,368	2,947,631	—	3,000,999
Leisure Products	44,125	935,099	—	979,224
Life Sciences Tools & Services	467,241	704,015	—	1,171,256
Machinery	109,982	10,806,961	—	10,916,943
Media	745,502	4,351,380	—	5,096,882
Metals & Mining	4,540,459	8,093,169	—	12,633,628
Multiline Retail	286,049	1,213,478	—	1,499,527
Multi-Utilities	292,206	1,939,035	—	2,231,241
Oil, Gas & Consumable Fuels	4,376,684	3,625,589	—	8,002,273
Paper & Forest Products	440,619	1,955,232	—	2,395,851
Personal Products	742,633	637,705	—	1,380,338
Pharmaceuticals	1,006,352	6,515,451	—	7,521,803
Professional Services	231,642	3,795,105	—	4,026,747
Real Estate Management & Development	227,281	5,482,514	—	5,709,795
Road & Rail	753,878	2,836,794	—	3,590,672
Semiconductors & Semiconductor Equipment	267,416	1,861,435	—	2,128,851
Software	290,540	2,589,937	—	2,880,477
Specialty Retail	58,704	3,656,887	—	3,715,591
Technology Hardware, Storage & Peripherals	263,451	1,331,335	—	1,594,786
Textiles, Apparel & Luxury Goods	40,287	3,493,102	—	3,533,389
Thrifts & Mortgage Finance	129,722	261,085	—	390,807
Tobacco	638,244	464,899	—	1,103,143

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3		Total

Trading Companies & Distributors	$346,271	$4,206,024	$—		$4,552,295
Transportation Infrastructure	44,220	1,810,357	—		1,854,577
Wireless Telecommunication Services	80,635	2,572,350	—		2,652,985
Other Common Stocks+	—	14,452,393	—		14,452,393
Preferred Stocks+	—	954,796	—		954,796
Rights
Aerospace & Defense	—	2,341	—		2,341
Construction & Engineering	7,062	—	—		7,062
Hotels, Restaurants & Leisure	—	—	—	^	—
Oil, Gas & Consumable Fuels	—	450	—		450
Securities Held as Collateral for Securities on Loan	—	1,637,654	—		1,637,654

Total Investment Securities	$33,053,553	$223,418,714	$—	^	$256,472,267

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

^	Represents the interest in securities that were determined to have a value of zero at June 30, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA International Core Equity Fund	$3,006,240	$30,349,029

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.
Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $240,856,598. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$33,388,224
Unrealized (depreciation)	(17,772,555)

Net unrealized appreciation/(depreciation)	$15,615,669

As of the end of its tax year ended December 31, 2016, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL DFA International Core Equity Fund	$—	$1,194,402	$1,194,402

During the year ended December 31, 2016, the Fund utilized $138,827 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income Net	Net Long-Term Capital Gains	Total Distributions(a)
AZL DFA International Core Equity Fund	$1,859,695	$—	$1,859,695

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL DFA International Core Equity Fund	$3,321,064	$—	$(1,194,402)	$(15,219,550)	$(13,092,888)

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2017.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® DFA U.S. Core Equity Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 26

Statement of Operations Page 26

Statements of Changes in Net Assets Page 27

Financial Highlights Page 28

Notes to the Financial Statements Page 29

Other Information Page 34

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA U.S. Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL DFA U.S. Core Equity Fund	$1,000.00	$1,077.30	$4.33	0.84%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL DFA U.S. Core Equity Fund	$1,000.00	$1,020.61	$4.21	0.84%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	20.8%
Consumer Discretionary	16.0
Financials	15.2
Industrials	13.8
Health Care	11.9
Consumer Staples	8.3
Materials	4.6
Energy	3.5
Utilities	2.9
Telecommunication Services	2.5
Real Estate	0.3

Total Common Stocks	99.8
Right	— ^
Securities Held as Collateral for Securities on Loan	9.7
Money Market	— ^

Total Investment Securities	109.5
Net other assets (liabilities)	(9.5)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (99.8%):
Aerospace & Defense (2.7%):
1,674	AAR Corp.	$58,188
4,560	Aerojet Rocketdyne Holdings, Inc.*	94,848
1,321	AeroVironment, Inc.*	50,462
9,657	Arconic, Inc.	218,731
1,124	Astronics Corp.*	34,248
361	Astronics Corp., Class B*	11,039
1,481	Axon Enterprise, Inc.*^	37,232
15,922	Boeing Co. (The)	3,148,576
4,229	BWX Technologies, Inc.	206,164
685	CPI Aerostructures, Inc.*	6,439
1,202	Cubic Corp.	55,653
3,138	Curtiss-Wright Corp.	288,006
5,683	DigitalGlobe, Inc.*	189,244
625	Ducommun, Inc.*	19,738
2,101	Engility Holdings, Inc.*	59,668
1,949	Esterline Technologies Corp.*	184,765
5,622	General Dynamics Corp.	1,113,718
2,051	HEICO Corp.^	147,344
3,028	HEICO Corp., Class A	187,887
5,758	Hexcel Corp.	303,965
1,576	Huntington Ingalls Industries, Inc.	293,388
3,059	KLX, Inc.*	152,950
4,471	Kratos Defense & Security Solutions, Inc.*	53,071
1,421	L3 Technologies, Inc.	237,421
6,622	Lockheed Martin Corp.	1,838,333
2,233	Mercury Computer Systems, Inc.*	93,987
2,746	Moog, Inc., Class A*	196,943
140	Moog, Inc., Class B*	10,080
343	National Presto Industries, Inc.	37,902
4,013	Northrop Grumman Corp.	1,030,177
2,436	Orbital ATK, Inc.	239,605
5,365	Raytheon Co.	866,340
5,807	Rockwell Collins, Inc.	610,200
6,089	Spirit AeroSystems Holdings, Inc., Class A	352,797
2,012	Teledyne Technologies, Inc.*	256,832
10,527	Textron, Inc.	495,822
2,316	The KEYW Holding Corp.*^	21,655
1,412	TransDigm Group, Inc.^	379,644
2,979	Triumph Group, Inc.^	94,136
13,783	United Technologies Corp.	1,683,042
6,897	WESCO Aircraft Holdings, Inc.*	74,832

		15,435,072

Air Freight & Logistics (0.8%):
4,941	Air Transport Services Group, Inc.*	107,615
1,400	Atlas Air Worldwide Holdings, Inc.*	73,010
5,521	C.H. Robinson Worldwide, Inc.^	379,182
1,026	Echo Global Logistics, Inc.*	20,417
5,128	Expeditors International of Washington, Inc.^	289,629
5,735	FedEx Corp.	1,246,388
1,779	Forward Air Corp.	94,785
2,393	Hub Group, Inc.*	91,772
1,058	Park-Ohio Holdings Corp.	40,310

Shares		Fair Value
Common Stocks, continued
Air Freight & Logistics, continued
3,266	Radiant Logistics, Inc.*	$17,571
17,821	United Parcel Service, Inc., Class B	1,970,824
5,560	XPO Logistics, Inc.*	359,343

		4,690,846

Airlines (0.9%):
5,917	Alaska Air Group, Inc.	531,110
998	Allegiant Travel Co.^	135,329
12,720	American Airlines Group, Inc.^	640,070
1,909	Copa Holdings SA, Class A	223,353
19,429	Delta Air Lines, Inc.	1,044,114
5,008	Hawaiian Holdings, Inc.*^	235,126
20,928	JetBlue Airways Corp.*	477,786
2,917	SkyWest, Inc.	102,387
17,047	Southwest Airlines Co.	1,059,301
5,511	Spirit Airlines, Inc.*	284,643
12,861	United Continental Holdings, Inc.*	967,790

		5,701,009

Auto Components (0.9%):
1,777	Adient plc	116,180
5,496	American Axle & Manufacturing Holdings, Inc.*^	85,738
3,449	Autoliv, Inc.^	378,700
7,442	BorgWarner, Inc.	315,243
5,300	Cooper Tire & Rubber Co.^	191,330
1,615	Cooper-Standard Holding, Inc.*	162,905
13,476	Dana Holding Corp.	300,919
6,860	Delphi Automotive plc	601,279
1,595	Dorman Products, Inc.*	132,018
2,274	Fox Factory Holding Corp.*	80,954
16,274	Gentex Corp.	308,718
2,720	Gentherm, Inc.*	105,536
20,050	Goodyear Tire & Rubber Co.^	700,948
1,365	Horizon Global Corp.*^	19,601
1,483	LCI Industries^	151,859
3,870	Lear Corp.	549,850
3,637	Modine Manufacturing Co.*	60,192
1,190	Motorcar Parts of America, Inc.*	33,606
2,574	Spartan Motors, Inc.	22,780
1,736	Standard Motor Products, Inc.^	90,654
1,582	Stoneridge, Inc.*	24,379
275	Strattec Security Corp.	9,735
3,917	Tenneco, Inc.	226,520
1,187	Tower International, Inc.	26,648
2,847	Visteon Corp.*	290,565
1,621	VOXX International Corp.*	13,292

		5,000,149

Automobiles (0.6%):
100,821	Ford Motor Co.	1,128,187
36,273	General Motors Co.	1,267,016
7,220	Harley-Davidson, Inc.^	390,024
629	Tesla Motors, Inc.*	227,453
3,270	Thor Industries, Inc.	341,780

Continued

2

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
1,652	Winnebago Industries, Inc.^	$57,820

		3,412,280

Banks (6.8%):
958	1st Constitution Bancorp	17,005
2,060	1st Source Corp.	98,756
1,429	Access National Corp.	37,897
504	ACNB Corp.	15,372
661	American National Bankshares, Inc.	24,424
587	American River Bankshares	8,517
2,047	Ameris Bancorp	98,665
704	Ames National Corp.	21,542
880	Arrow Financial Corp.^	27,852
7,268	Associated Banc-Corp.	183,154
2,876	Banc of California, Inc.^	61,834
1,178	BancFirst Corp.	113,795
2,831	Bancorp, Inc. (The)*	21,459
4,136	BancorpSouth, Inc.	126,148
160,284	Bank of America Corp.	3,888,490
899	Bank of Commerce Holdings	9,934
2,471	Bank of Hawaii Corp.^	205,019
451	Bank of Marin Bancorp	27,759
4,362	Bank of the Ozarks, Inc.	204,447
6,277	BankUnited, Inc.	211,598
1,941	Banner Corp.	109,686
1,189	Bar Harbor Bankshares	36,645
11,499	BB&T Corp.	522,170
842	BCB Bancorp, Inc.	12,883
1,507	Berkshire Hills Bancorp, Inc.	52,971
1,112	Blue Hills BanCorp, Inc.^	19,905
1,890	BOK Financial Corp.^	159,006
7,445	Boston Private Financial Holdings, Inc.^	114,281
668	Bridge Bancorp, Inc.	22,244
5,707	Brookline Bancorp, Inc.	83,322
1,162	Bryn Mawr Bank Corp.^	49,385
74	C&F Financial Corp.	3,471
753	California First National Bancorp	14,194
843	Camden National Corp.	36,173
2,172	Canadian Imperial Bank of Commerce	176,279
2,415	Capital Bank Financial Corp., Class A	92,012
1,309	Capital City Bank Group, Inc.	26,730
3,741	Cathay General Bancorp	141,971
3,426	Centerstate Banks, Inc.	85,170
2,402	Central Pacific Financial Corp.	75,591
933	Central Valley Community Bancorp	20,675
273	Century Bancorp, Inc.	17,363
3,037	Chemical Financial Corp.	147,021
377	Chemung Financial Corp.	15,412
4,061	CIT Group, Inc.^	197,771
36,923	Citigroup, Inc.	2,469,410
943	Citizens & Northern Corp.^	21,934
9,559	Citizens Financial Group, Inc.	341,065
552	Citizens Holding Co.	14,352

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,304	City Holding Co.	$85,894
938	Civista Bancshares, Inc.	19,585
1,096	CNB Financial Corp.	26,271
3,178	CoBiz Financial, Inc.	55,297
75	Codorus Valley Bancorp, Inc.	2,130
56	Colony Bankcorp, Inc.	767
3,847	Columbia Banking System, Inc.	153,303
3,043	Comerica, Inc.	222,869
4,454	Commerce Bancshares, Inc.^	253,121
3,040	Community Bank System, Inc.^	169,541
2,277	Community Bankers Trust Corp.*	18,785
1,325	Community Trust Bancorp, Inc.	57,969
2,266	ConnectOne Bancorp, Inc.	51,098
1,273	CU Bancorp*	46,019
1,696	Cullen/Frost Bankers, Inc.^	159,271
2,643	Customers Bancorp, Inc.*^	74,744
6,990	CVB Financial Corp.^	156,786
408	DNB Financial Corp.	13,994
1,882	Eagle Bancorp, Inc.*	119,131
5,717	East West Bancorp, Inc.	334,902
1,529	Enterprise Financial Services Corp.	62,383
312	Evans Bancorp, Inc.	12,464
14,492	F.N.B. Corp.	205,207
569	Farmers Capital Bank Corp.	21,935
1,329	Farmers National Banc Corp.	19,271
2,176	FCB Financial Holdings, Inc.*	103,904
1,636	Fidelity Southern Corp.	37,399
24,887	Fifth Third Bancorp	646,067
1,053	Financial Institutions, Inc.	31,379
16,004	First Bancorp*	92,663
1,497	First Bancorp	46,796
814	First Bancorp, Inc.	22,027
611	First Bancshares, Inc. (The)	16,864
2,931	First Busey Corp.	85,937
664	First Business Financial Services, Inc.	15,325
592	First Citizens BancShares, Inc., Class A	220,638
4,012	First Commonwealth Financial Corp.	50,872
1,419	First Community Bankshares	38,810
1,217	First Connecticut Bancorp, Inc.	31,216
4,645	First Financial Bancorp	128,667
2,868	First Financial Bankshares, Inc.^	126,766
967	First Financial Corp.	45,739
1,138	First Financial Northwest, Inc.	18,356
996	First Foundation, Inc.*	16,364
12,823	First Horizon National Corp.	223,377
2,466	First Interstate BancSystem, Class A	91,735
2,874	First Merchants Corp.	115,362
660	First Mid-Illinois Bancshares, Inc.	22,598
5,901	First Midwest Bancorp, Inc.	137,552
1,573	First of Long Island Corp. (The)	44,988
2,717	First Republic Bank	271,972
1,283	First South Bancorp	21,221
2,253	Flushing Financial Corp.	63,512

Continued

3

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
7,870	Fulton Financial Corp.	$149,530
1,315	German American Bancorp, Inc.^	44,828
4,261	Glacier Bancorp, Inc.	155,995
1,035	Great Southern Bancorp, Inc.	55,373
3,353	Great Western Bancorp, Inc.	136,836
1,044	Green BanCorp, Inc.*^	20,254
1,174	Guaranty Bancorp	31,933
3,946	Hancock Holding Co.	193,354
2,408	Hanmi Financial Corp.	68,508
40	Hawthorn Bancshares, Inc.	822
1,375	Heartland Financial USA, Inc.	64,763
2,292	Heritage Financial Corp.	60,738
2,010	Hertiage Commerce Corp.	27,698
5,680	Hilltop Holdings, Inc.	148,873
8,728	Home Bancshares, Inc.	217,327
1,540	Hometrust Bancshares, Inc.*	37,576
6,189	Hope BanCorp, Inc.	115,425
1,408	Horizon Bancorp	37,101
20,799	Huntington Bancshares, Inc.	281,202
2,202	IBERIABANK Corp.	179,463
1,483	Independent Bank Corp.	98,842
855	Independent Bank Corp.	18,596
1,288	Independent Bank Group, Inc.	76,636
4,415	International Bancshares Corp.	154,746
14,987	Investors Bancorp, Inc.	200,226
65,834	JPMorgan Chase & Co.	6,017,227
14,209	KeyCorp	266,277
2,859	Lakeland Bancorp, Inc.	53,892
1,656	Lakeland Financial Corp.^	75,977
435	Landmark Bancorp, Inc.	13,398
712	LCNB Corp.	14,240
2,565	LegacyTexas Financial Group, Inc.^	97,803
1,752	M&T Bank Corp.	283,736
2,571	Macatawa Bank Corp.	24,527
918	Mackinac Financial Corp.	12,852
1,644	Mainsource Financial Group, Inc.	55,090
3,721	MB Financial, Inc.	163,873
1,869	MBT Financial Corp.	18,129
1,293	Mercantile Bank Corp.	40,704
638	MidWestone Financial Group, Inc.	21,622
570	MutualFirst Financial, Inc.	20,349
1,805	National Bank Holdings Corp.	59,764
514	National Bankshares, Inc.	20,971
2,730	NBT Bancorp, Inc.	100,874
373	Nicolet Bankshares, Inc.*	20,407
1,094	Northeast Bancorp	22,263
510	Northrim Bancorp, Inc.^	15,504
341	Norwood Financial Corp.	14,407
3,309	OFG Bancorp	33,090
440	Ohio Valley Banc Corp.	15,862
819	Old Line Bancshares, Inc.	23,079
7,785	Old National Bancorp	134,291
676	Old Point Financial Corp.	22,227

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,225	Old Second Bancorp, Inc.	$25,699
1,951	Opus Bank	47,214
638	Orrstown Financial Services, Inc.	14,578
1,339	Pacific Continental Corp.	34,211
1,205	Pacific Mercantile Bancorp*	10,604
2,125	Pacific Premier Bancorp, Inc.*	78,413
2,558	PacWest Bancorp	119,459
401	Park National Corp.^	41,592
3,377	Park Sterling Corp.	40,119
986	Parke Bancorp, Inc.	22,086
1,165	Peapack-Gladstone Financial Corp.	36,453
364	Penns Woods Bancorp, Inc.	14,990
553	Peoples Bancorp of NC	17,475
1,361	Peoples Bancorp, Inc.	43,729
9,411	People’s United Financial, Inc.	166,198
749	People’s Utah BanCorp	20,073
3,563	Pinnacle Financial Partners, Inc.	223,756
6,536	PNC Financial Services Group, Inc.	816,150
3,717	Popular, Inc.	155,036
878	Preferred Bank Los Angeles	46,947
757	Premier Financial Bancorp, Inc.	15,602
3,062	Prosperity Bancshares, Inc.^	196,703
606	QCR Holdings, Inc.	28,724
21,681	Regions Financial Corp.	317,410
2,391	Renasant Co.	104,582
1,417	Republic Bancorp, Inc., Class A	50,587
2,322	S & T Bancorp, Inc.^	83,267
348	Salisbury Bancorp, Inc.	14,425
1,898	Sandy Spring Bancorp, Inc.	77,173
1,879	Seacoast Banking Corp.*	45,284
1,252	Select Bancorp, Inc.*	15,299
2,412	ServisFirst Bancshares, Inc.^	88,979
1,113	Shore Bancshares, Inc.	18,309
1,028	Sierra Bancorp	25,237
1,267	Signature Bank*	181,853
1,703	Simmons First National Corp., Class A^	90,089
1,569	South State Corp.	134,463
583	Southern First Bancshares, Inc.*	21,600
2,003	Southern National Bancorp	35,253
1,126	Southside Bancshares, Inc.^	39,342
1,447	Southwest Bancorp	36,971
2,709	State Bank Financial Corp.	73,468
6,630	Sterling Bancorp^	154,148
1,432	Stock Yards Bancorp, Inc.^	55,705
689	Stonegate Bank	31,818
557	Summit Financial Group, Inc.	12,254
1,426	Sun Bancorp, Inc.	35,151
6,730	SunTrust Banks, Inc.	381,726
1,991	SVB Financial Group*	349,998
6,676	Synovus Financial Corp.	295,346
11,018	TCF Financial Corp.	175,627
2,720	Texas Capital Bancshares, Inc.*	210,528
1,121	Tompkins Financial Corp.^	88,245

Continued

4

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
4,008	TowneBank	$123,446
1,726	TriCo Bancshares	60,669
2,154	Tristate Capital Holdings, Inc.*^	54,281
4,028	Trustmark Corp.^	129,540
98	Two River Bancorp	1,822
26,616	U.S. Bancorp	1,381,903
2,255	UMB Financial Corp.	168,809
8,349	Umpqua Holdings Corp.	153,288
2,871	Union Bankshares Corp.	97,327
384	Union Bankshares, Inc.^	18,240
4,616	United Bankshares, Inc.	180,947
4,046	United Community Banks, Inc.	112,479
1,190	United Security Bancshares	11,008
42	Unity Bancorp, Inc.	722
1,914	Univest Corp.	57,324
11,676	Valley National Bancorp^	137,894
1,113	Washington Trust Bancorp	57,375
653	WashingtonFirst Bankshare, Inc.	22,548
5,044	Webster Financial Corp.^	263,398
87,127	Wells Fargo & Co.	4,827,706
2,557	WesBanco, Inc.	101,104
1,062	West Bancorp	25,116
1,687	Westamerica Bancorp^	94,539
5,581	Western Alliance Bancorp*	274,585
2,646	Wintrust Financial Corp.	202,260
83	Xenith Bankshares, Inc.*	2,578
3,771	Zions Bancorp^	165,585

		40,019,123

Beverages (1.8%):
466	Boston Beer Co., Inc. (The), Class A*^	61,582
1,935	Brown-Forman Corp., Class A	95,396
5,468	Brown-Forman Corp., Class B	265,745
545	Coca-Cola Bottling Co. Consolidated	124,734
85,953	Coca-Cola Co. (The)	3,854,991
2,550	Constellation Brands, Inc., Class C	494,012
787	Craft Brewers Alliance, Inc.*	13,261
5,609	Dr Pepper Snapple Group, Inc.	511,036
1,327	MGP Ingredients, Inc.^	67,903
2,011	Molson Coors Brewing Co., Class B	173,630
5,703	Monster Beverage Corp.*	283,325
1,532	National Beverage Corp.^	143,334
36,165	PepsiCo, Inc.	4,176,695
876	Primo Water Corp.*^	11,125

		10,276,769

Biotechnology (2.5%):
40,789	AbbVie, Inc.	2,957,610
1,001	Acorda Therapeutics, Inc.*^	19,720
1,278	Alexion Pharmaceuticals, Inc.*	155,494
1,012	Alkermes plc*	58,666
838	Alnylam Pharmaceuticals, Inc.*^	66,839
13,648	Amgen, Inc.	2,350,595
1,084	Aptevo Therapeutics, Inc.*	2,244

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
3,928	Biogen Idec, Inc.*	$1,065,902
1,408	BioMarin Pharmaceutical, Inc.*	127,875
579	Biospecifics Technologies Corp.*	28,666
2,623	Bioverativ, Inc.*	157,826
1,367	Bluebird Bio, Inc.*	143,603
14,276	Celgene Corp.*	1,854,024
356	Clovis Oncology, Inc.*	33,332
2,168	Emergent Biosolutions, Inc.*^	73,517
1,013	Enanta Pharmaceuticals, Inc.*	36,448
785	Exact Sciences Corp.*	27,765
9,806	Exelixis, Inc.*	241,522
2,061	Five Prime Therapeutics, Inc.*	62,057
35,438	Gilead Sciences, Inc.	2,508,302
3,758	Incyte Corp.*	473,170
83	Insys Therapeutics, Inc.*	1,050
945	Ionis Pharmaceuticals, Inc.*	48,072
1,605	Karyopharm Therapeutics, Inc.*	14,525
740	Kite Pharma, Inc.*	76,716
526	Ligand Pharmaceuticals, Inc., Class B*^	63,856
2,391	Mimedx Group, Inc.*^	35,793
2,033	Myriad Genetics, Inc.*	52,533
1,067	Neurocrine Biosciences, Inc.*^	49,082
10,235	OPKO Health, Inc.*^	67,346
1,317	Otonomy, Inc.*	24,825
9,565	PDL BioPharma, Inc.*	23,626
1,298	Regeneron Pharmaceuticals, Inc.*	637,500
585	Retrophin, Inc.*	11,343
1,210	Seattle Genetics, Inc.*	62,605
600	Tesaro, Inc.*^	83,916
2,797	United Therapeutics Corp.*	362,855
1,115	Vertex Pharmaceuticals, Inc.*	143,690
1,496	Xencor, Inc.*	31,581

		14,236,091

Building Products (0.6%):
4,158	A.O. Smith Corp.	234,220
3,058	AAON, Inc.^	112,687
2,557	Advanced Drainage Systems, Inc.^	51,396
2,889	Allegion plc	234,356
1,273	American Woodmark Corp.*	121,635
1,604	Apogee Enterprises, Inc.^	91,171
1,778	Armstrong Flooring, Inc.*	31,951
2,857	Armstrong World Industries, Inc.*^	131,422
5,631	Builders FirstSource, Inc.*	86,267
2,571	Continental Building Products, Inc.*	59,904
889	CSW Industrials, Inc.*	34,360
4,434	Fortune Brands Home & Security, Inc.	289,274
1,576	Gibraltar Industries, Inc.*	56,184
1,209	Insteel Industries, Inc.^	39,861
8,752	Johnson Controls International plc	379,487
1,118	Lennox International, Inc.^	205,310
8,975	Masco Corp.	342,935
237	Masonite International Corp.*	17,894

Continued

5

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products, continued
3,362	NCI Building Systems, Inc.*^	$56,145
7,118	Owens Corning, Inc.	476,336
922	Patrick Industries, Inc.*	67,168
3,615	PGT, Inc.*	46,272
3,674	Ply Gem Holdings, Inc.*	65,948
1,925	Quanex Building Products Corp.	40,714
2,822	Simpson Manufacturing Co., Inc.	123,350
1,844	Trex Co., Inc.*^	124,765
1,133	Universal Forest Products, Inc.	98,922
8,391	USG Corp.*^	243,507

		3,863,441

Capital Markets (2.6%):
1,453	Affiliated Managers Group, Inc.	240,995
4,874	Ameriprise Financial, Inc.	620,411
2,502	Artisan Partners Asset Management, Inc., Class A	76,811
18,489	Bank of New York Mellon Corp. (The)	943,309
18,671	BGC Partners, Inc., Class A	236,001
1,844	BlackRock, Inc., Class A	778,924
3,218	CBOE Holdings, Inc.	294,125
12,950	Charles Schwab Corp. (The)	556,332
3,017	CME Group, Inc.	377,849
2,934	Cohen & Steers, Inc.^	118,944
190	Diamond Hill Investment Group	37,886
1,417	Donnelley Financial Solutions, Inc.*	32,534
5,873	E*TRADE Financial Corp.*	223,350
8,521	Eaton Vance Corp.	403,214
1,360	FactSet Research Systems, Inc.^	226,005
6,954	Federated Investors, Inc., Class B^	196,451
2,662	Financial Engines, Inc.^	97,429
6,244	Franklin Resources, Inc.	279,669
3,237	Gain Capital Holdings, Inc.	20,167
388	GAMCO Investors, Inc., Class A	11,485
5,346	Goldman Sachs Group, Inc. (The)	1,186,276
1,743	Greenhill & Co., Inc.^	35,034
211	Hennessy Advisors, Inc.	3,203
5,199	Interactive Brokers Group, Inc., Class A^	194,547
8,955	Intercontinental Exchange, Inc.	590,314
1,643	INTL FCStone, Inc.*	62,040
13,284	Invesco, Ltd.	467,464
2,572	Investment Technology Group, Inc.	54,629
4,134	Janus Henderson Group plc*	136,877
5,888	KCG Holdings, Inc.*	117,407
10,552	Ladenburg Thalmann Financial Services, Inc.*	25,747
3,497	Lazard, Ltd., Class A	162,016
5,004	Legg Mason, Inc.	190,953
7,804	LPL Financial Holdings, Inc.	331,358
1,195	MarketAxess Holdings, Inc.	240,315
1,429	Moelis & Co., Class A	55,517
2,964	Moody’s Corp.	360,660
23,189	Morgan Stanley	1,033,301
2,689	Morningstar, Inc.	210,656
2,951	MSCI, Inc., Class A	303,923

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
5,365	NASDAQ OMX Group, Inc. (The)	$383,544
3,267	Northern Trust Corp.	317,585
3,965	Om Asset Management plc	58,920
1,024	Oppenheimer Holdings, Class A	16,794
1,113	Pzena Investment Management, Inc.	11,308
5,055	Raymond James Financial, Inc.	405,512
6,983	S&P Global, Inc.	1,019,448
1,544	Safeguard Scientifics, Inc.*^	18,374
4,367	SEI Investments Co.	234,857
660	Silvercrest Asset Management Group, Inc., Class A	8,877
4,696	State Street Corp.	421,372
2,242	Stifel Financial Corp.*	103,087
6,118	T. Rowe Price Group, Inc.^	454,017
4,755	TD Ameritrade Holding Corp.	204,417
438	Virtus Investment Partners, Inc.	48,596
7,585	Waddell & Reed Financial, Inc., Class A^	143,205
631	Westwood Holdings, Inc.	35,771
7,874	WisdomTree Investments, Inc.^	80,079

		15,499,891

Chemicals (2.8%):
2,215	A. Schulman, Inc.	70,880
1,306	Advansix, Inc.*	40,799
3,779	Air Products & Chemicals, Inc.	540,624
4,230	Albemarle Corp.	446,434
2,318	American Vanguard Corp.	39,986
2,194	Ashland Global Holdings, Inc.	144,607
1,338	Balchem Corp.	103,976
3,293	Cabot Corp.	175,945
4,019	Calgon Carbon Corp.	60,687
3,943	Celanese Corp., Series A	374,348
8,811	CF Industries Holdings, Inc.^	246,356
691	Chase Corp.	73,730
4,033	Chemours Co. (The)	152,931
578	Core Molding Technologies, Inc.*	12,491
23,516	Dow Chemical Co. (The)	1,483,153
17,167	E.I. du Pont de Nemours & Co.	1,385,548
8,309	Eastman Chemical Co.	697,873
4,958	Ecolab, Inc.	658,175
4,757	Ferro Corp.*	87,006
3,093	FMC Corp.	225,944
3,222	Futurefuel Corp.	48,620
3,316	GCP Applied Technologies, Inc.*	101,138
2,893	H.B. Fuller Co.^	147,861
702	Hawkins, Inc.	32,538
20,298	Huntsman Corp.	524,500
1,816	Ingevity Corp.*	104,238
1,620	Innophos Holdings, Inc.	71,021
1,633	Innospec, Inc.	107,043
2,701	International Flavor & Fragrances, Inc.	364,635
743	KMG Chemicals, Inc.	36,162
783	Koppers Holdings, Inc.*	28,305
2,348	Kraton Performance Polymers, Inc.*	80,865

Continued

6

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
4,741	Kronos Worldwide, Inc.^	$86,381
1,233	LSB Industries, Inc.*	12,737
9,203	Lyondellbasell Industries NV	776,641
2,216	Minerals Technologies, Inc.	162,211
10,517	Monsanto Co.	1,244,791
5,492	Mosaic Co. (The)	125,382
703	NewMarket Corp.	323,717
8,796	Olin Corp.	266,343
3,546	Omnova Solutions, Inc.*	34,574
10,325	Platform Speciality Products Corp.*	130,921
6,775	PolyOne Corp.	262,464
5,975	PPG Industries, Inc.	657,011
7,814	Praxair, Inc.	1,035,746
906	Quaker Chemical Corp.	131,578
1,835	Rayonier Advanced Materials, Inc.	28,846
3,781	RPM International, Inc.	206,254
3,059	Scotts Miracle-Gro Co. (The)^	273,658
1,862	Sensient Technologies Corp.	149,947
2,107	Sherwin Williams Co.	739,473
1,689	Stepan Co.	147,179
1,627	Trecora Resources*^	18,304
1,070	Tredegar Corp.	16,318
3,102	Trinseo SA	213,107
4,906	Tronox, Ltd., Class A	74,179
6,023	Valvoline, Inc.	142,866
3,026	W.R. Grace & Co.	217,902
1,636	Westlake Chemical Corp.	108,320

		16,255,269

Commercial Services & Supplies (1.1%):
2,626	ABM Industries, Inc.	109,032
9,093	ACCO Brands Corp.*	105,933
4,271	ARC Document Solutions, Inc.*	17,767
2,227	Brady Corp., Class A	75,495
3,409	Brink’s Co. (The)	228,403
1,886	Casella Waste Systems, Inc.*	30,949
2,003	CECO Environmental Corp.	18,388
3,396	Cintas Corp.	428,031
4,474	Clean Harbors, Inc.*	249,783
9,552	Copart, Inc.*^	303,658
7,746	Covanta Holding Corp.^	102,247
4,117	Deluxe Corp.	284,979
1,613	Ennis, Inc.	30,808
2,517	Essendant, Inc.	37,327
2,148	Healthcare Services Group, Inc.	100,591
1,042	Heritage-Crystal Clean, Inc.*	16,568
4,520	Herman Miller, Inc.	137,408
2,671	HNI Corp.	106,493
3,095	InnerWorkings, Inc.*	35,902
4,002	Interface, Inc.	78,639
6,809	KAR Auction Services, Inc.	285,774
2,829	Kimball International, Inc., Class B	47,216
3,654	Knoll, Inc.	73,263

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,417	LSC Communications, Inc.	$30,324
1,875	Matthews International Corp., Class A	114,844
2,011	McGrath Rentcorp	69,641
2,641	Mobile Mini, Inc.^	78,834
2,304	MSA Safety, Inc.	187,016
1,003	Multi-Color Corp.	81,845
1,552	NL Industries, Inc.*	10,942
11,428	Pitney Bowes, Inc.	172,563
2,606	Quad Graphics, Inc.	59,730
6,455	Republic Services, Inc., Class A	411,376
5,347	Rollins, Inc.^	217,676
2,114	RR Donnelley & Sons Co.^	26,510
1,467	SP Plus Corp.*	44,817
5,403	Steelcase, Inc., Class A	75,642
3,365	Stericycle, Inc.*	256,817
1,534	Team, Inc.*^	35,972
2,583	Tetra Tech, Inc.	118,172
1,022	UniFirst Corp.	143,795
1,309	US Ecology, Inc.^	66,105
1,003	Viad Corp.	47,392
824	Vse Corp.	37,064
11,930	Waste Management, Inc.	875,065
5,156	West Corp.	120,238

		6,187,034

Communications Equipment (1.2%):
1,670	ADTRAN, Inc.	34,486
752	Applied Optoelectronics, Inc.*^	46,466
976	Arista Networks, Inc.*^	146,195
8,194	ARRIS International plc*	229,596
550	Bel Fuse, Inc., Class B	13,585
1,000	Black Box Corp.	8,550
27,161	Brocade Communications Systems, Inc.	342,500
1,318	CalAmp Corp.*	26,795
3,965	Calix, Inc.*	27,160
7,195	Ciena Corp.*^	180,019
80,537	Cisco Systems, Inc.	2,520,808
4,597	CommScope Holding Co., Inc.*	174,824
316	Communications Systems, Inc.	1,368
1,262	Digi International, Inc.*	12,809
2,952	EchoStar Corp., Class A*	179,186
2,442	EMCORE Corp.	26,007
2,598	Extreme Networks, Inc.*	23,954
2,155	F5 Networks, Inc.*	273,814
5,961	Finisar Corp.*	154,867
7,060	Harmonic, Inc.*^	37,065
3,291	Harris Corp.	358,982
2,412	Infinera Corp.*^	25,736
2,791	InterDigital, Inc.	215,744
12,452	Juniper Networks, Inc.	347,162
909	KVH Industries, Inc.*	8,636
1,554	Lumentum Holdings, Inc.*	88,656
3,350	Motorola Solutions, Inc.	290,579

Continued

7

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
2,290	NETGEAR, Inc.*	$98,699
3,943	NetScout Systems, Inc.*	135,639
3,507	Oclaro, Inc.*^	32,755
686	Palo Alto Networks, Inc.*	91,794
1,949	Plantronics, Inc.	101,952
2,869	ShoreTel, Inc.*	16,640
1,714	Sonus Networks, Inc.*	12,752
2,348	Ubiquiti Networks, Inc.*^	122,026
2,845	ViaSat, Inc.*	188,339
5,226	Viavi Solutions, Inc.*	55,030

		6,651,175

Construction & Engineering (0.4%):
6,614	Aecom Technology Corp.*^	213,831
800	Aegion Corp.*	17,504
2,172	Ameresco, Inc., Class A*	16,724
1,245	Argan, Inc.	74,700
4,618	Chicago Bridge & Iron Co. NV^	91,113
2,767	Comfort Systems USA, Inc.	102,656
2,560	Dycom Industries, Inc.*^	229,171
4,493	Emcor Group, Inc.	293,752
4,953	Fluor Corp.	226,748
1,941	Granite Construction, Inc.^	93,634
1,221	IES Holdings, Inc.*^	22,161
2,148	Jacobs Engineering Group, Inc.	116,830
5,736	KBR, Inc.^	87,302
3,504	MasTec, Inc.*	158,206
1,578	MYR Group, Inc.*	48,950
574	NV5 Holdings, Inc.*^	24,395
2,101	Orion Marine Group, Inc.*	15,694
6,487	Quanta Services, Inc.*	213,552
2,791	Tutor Perini Corp.*^	80,241
928	Valmont Industries, Inc.	138,829

		2,265,993

Construction Materials (0.2%):
3,233	Eagle Materials, Inc., Class A	298,794
1,291	Martin Marietta Materials, Inc.	287,351
2,788	Summit Materials, Inc., Class A*	80,490
1,308	U.S. Concrete, Inc.*^	102,743
353	U.S. Lime & Minerals, Inc.^	27,700
2,871	Vulcan Materials Co.	363,698

		1,160,776

Consumer Finance (1.1%):
20,883	Ally Financial, Inc.	436,455
17,304	American Express Co.	1,457,688
144	Asta Funding, Inc.*	1,181
9,102	Capital One Financial Corp.	752,006
1,912	Consumer Portfolio Services, Inc.*	8,700
1,240	Credit Acceptance Corp.*^	318,854
10,034	Discover Financial Services	624,014
1,968	Encore Capital Group, Inc.*^	79,015
1,910	Enova International, Inc.*	28,364

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
3,948	EZCORP, Inc., Class A*	$30,400
2,876	Firstcash, Inc.	167,671
2,785	Green Dot Corp., Class A*	107,306
3,302	LendingClub Corp.*^	18,194
24,930	Navient Corp.	415,085
2,628	Nelnet, Inc., Class A	123,542
750	Nicholas Financial, Inc.*	6,923
5,999	Onemain Holdings, Inc.*^	147,515
3,076	PRA Group, Inc.*	116,580
960	Regional Mgmt Corp.*	22,685
19,000	Santander Consumer USA Holdings, Inc.*	242,440
26,909	SLM Corp.*	309,454
23,120	Synchrony Financial	689,438
505	World Acceptance Corp.*	37,830

		6,141,340

Containers & Packaging (0.8%):
2,903	AptarGroup, Inc.	252,155
3,708	Avery Dennison Corp.	327,676
8,374	Ball Corp.^	353,467
7,485	Bemis Co., Inc.	346,181
4,966	Berry Global Group, Inc.*	283,112
4,226	Crown Holdings, Inc.*	252,123
29,466	Graphic Packaging Holding Co.	406,041
1,930	Greif, Inc., Class A	107,655
1,310	Greif, Inc., Class B	79,124
8,689	International Paper Co.	491,885
2,608	Myers Industries, Inc.	46,814
9,463	Owens-Illinois, Inc.*	226,355
3,877	Packaging Corp. of America	431,859
7,676	Sealed Air Corp.	343,578
9,148	Silgan Holdings, Inc.	290,723
5,379	Sonoco Products Co.^	276,588
538	UFP Technologies, Inc.*	15,225
4,868	WestRock Co.	275,821

		4,806,382

Distributors (0.2%):
3,074	Core Markt Holdngs Co., Inc.^	101,626
5,041	Genuine Parts Co.	467,604
13,291	LKQ Corp.*	437,938
2,491	Pool Corp.	292,867
811	Weyco Group, Inc.	22,611

		1,322,646

Diversified Consumer Services (0.4%):
4,045	Adtalem Global Education, Inc.	153,508
1,304	American Public Education, Inc.*	30,840
273	Ascent Capital Group, Inc.*	4,193
3,117	Bright Horizons Family Solutions, Inc.*	240,664
3,401	Cambium Learning Group, Inc.*	17,243
918	Capella Education Co.	78,581
5,222	Career Education Corp.*	50,131
1,464	Carriage Services, Inc.^	39,469

Continued

8

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
506	Collectors Universe, Inc.	$12,574
270	Graham Holdings Co., Class B	161,906
3,582	Grand Canyon Education, Inc.*	280,865
10,527	H&R Block, Inc.	325,389
5,384	Houghton Mifflin Harcourt Co.*	66,223
2,988	K12, Inc.*	53,545
482	Liberty Tax, Inc.	6,242
2,211	National American University Holdings, Inc.	5,594
10,458	Service Corp. International	349,819
4,541	ServiceMaster Global Holdings, Inc.*	177,962
2,193	Sotheby’s*^	117,698
622	Strayer Education, Inc.^	57,983
1,696	Universal Technical Institute, Inc.*	6,055

		2,236,484

Diversified Financial Services (0.7%):
21,276	Berkshire Hathaway, Inc., Class B*	3,603,516
3,604	FNFV Group*	56,943
6,246	Leucadia National Corp.	163,395
974	Marlin Business Services, Inc.	24,496
2,411	Newstar Financial, Inc.	25,316
1,763	PICO Holdings, Inc.*	30,853
1,767	Tiptree Financial, Inc., Class A	12,457
3,998	Voya Financial, Inc.	147,486

		4,064,462

Diversified Telecommunication Services (2.3%):
168,517	AT&T, Inc.	6,358,147
1,019	ATN International, Inc.	69,740
26,922	CenturyLink, Inc.^	642,897
2,524	Cincinnati Bell, Inc.*	49,344
3,023	Cogent Communications Group, Inc.	121,222
3,520	Consolidated Communications Holdings, Inc.^	75,574
1,423	FairPoint Communications, Inc.*	22,270
23,600	Frontier Communications Corp.^	27,376
3,714	General Communication, Inc., Class A*	136,081
815	Hawaiian Telcom Holdco, Inc.*	20,367
1,994	IDT Corp.	28,654
5,557	Iridium Communications, Inc.*^	61,405
5,373	Level 3 Communications, Inc.*	318,619
1,975	Lumos Networks Corp.*	35,293
4,045	Orbcomm, Inc.*^	45,709
107,305	Verizon Communications, Inc.	4,792,241
9,821	Vonage Holdings Corp.*	64,229
13,718	Windstream Holdings, Inc.^	53,226
4,273	Zayo Group Holdings, Inc.*	132,036

		13,054,430

Electric Utilities (1.5%):
2,450	ALLETE, Inc.	175,616
4,890	Alliant Energy Corp.	196,431
7,641	American Electric Power Co., Inc.	530,820
1,163	Avangrid, Inc.^	51,346
9,835	Duke Energy Corp.	822,108

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
6,122	Edison International	$478,679
2,442	El Paso Electric Co.	126,251
2,801	Entergy Corp.	215,033
4,980	Eversource Energy	302,336
16,319	Exelon Corp.	588,626
9,633	FirstEnergy Corp.	280,898
1,272	Genie Energy, Ltd., Class B	9,693
4,971	Great Plains Energy, Inc.	145,551
4,681	Hawaiian Electric Industries, Inc.	151,571
2,555	IDACORP, Inc.	218,069
1,626	MGE Energy, Inc.	104,633
8,138	NextEra Energy, Inc.	1,140,379
4,016	OGE Energy Corp.	139,717
2,284	Otter Tail Power Co.	90,446
7,605	PG&E Corp.	504,744
2,939	Pinnacle West Capital Corp.	250,285
3,355	PNM Resources, Inc.	128,329
4,369	Portland General Electric Co.	199,620
12,430	PPL Corp.	480,544
14,349	Southern Co. (The)	687,030
5,818	Westar Energy, Inc.	308,470
9,733	Xcel Energy, Inc.	446,550

		8,773,775

Electrical Equipment (0.7%):
1,157	Acuity Brands, Inc.^	235,195
926	Allied Motion Technologies, Inc.	25,206
8,962	AMETEK, Inc.	542,828
1,953	AZZ, Inc.	108,977
1,657	Babcock & Wilcox Enterprises, Inc.*	19,486
6,740	Eaton Corp. plc	524,574
14,848	Emerson Electric Co.	885,237
1,159	Encore Wire Corp.	49,489
2,195	EnerSys	159,028
4,065	Generac Holdings, Inc.*^	146,868
3,673	General Cable Corp.	60,054
1,311	Global Power Equipment Group, Inc.*	4,523
2,775	Hubbell, Inc.	314,047
1,831	LSI Industries, Inc.	16,571
606	Powell Industries, Inc.	19,386
415	Power Solutions International, Inc.*	3,694
400	Preformed Line Products Co.	18,568
2,269	Regal-Beloit Corp.	185,037
3,530	Rockwell Automation, Inc.	571,719
6,152	Sensata Technologies Holding NV*	262,813
1,298	Thermon Group Holdings, Inc.*^	24,883

		4,178,183

Electronic Equipment, Instruments & Components (1.5%):
6,727	Amphenol Corp., Class A	496,587
2,210	Anixter International, Inc.*	172,822
3,477	Arrow Electronics, Inc.*	272,666
3,685	Avnet, Inc.	143,273
4,886	AVX Corp.	79,837

Continued

9

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,734	Badger Meter, Inc.	$69,100
2,425	Belden, Inc.	182,918
807	Benchmark Electronics, Inc.*	26,066
6,300	CDW Corp.	393,939
3,912	Cognex Corp.	332,129
1,412	Coherent, Inc.*	317,686
1,010	Control4 Corp.*	19,806
13,159	Corning, Inc.	395,428
376	CTS Corp.	8,122
1,747	CUI Global, Inc.*^	6,708
2,838	Daktronics, Inc.	27,330
2,277	Dolby Laboratories, Inc., Class A	111,482
2,339	Electro Scientific Industries, Inc.*	19,273
2,177	Fabrinet*^	92,871
1,007	FARO Technologies, Inc.*^	38,065
26,402	Flextronics International, Ltd.*	430,617
7,918	FLIR Systems, Inc.	274,438
640	Frequency Electronics, Inc.*	6,106
1,004	Identiv, Inc.*	5,271
4,641	II-VI, Inc.*	159,186
2,640	IPG Photonics Corp.*^	383,064
1,595	Itron, Inc.*	108,061
14,490	Jabil, Inc.	422,963
3,410	KEMET Corp.*	43,648
6,969	Keysight Technologies, Inc.*	271,303
1,603	Kimball Electronics, Inc.*	28,934
5,037	Knowles Corp.*^	85,226
736	Littlelfuse, Inc.	121,440
214	Mesa Labs, Inc.	30,668
2,290	Methode Electronics, Inc., Class A	94,348
915	MTS Systems Corp.^	47,397
1,799	Napco Security Technologies, Inc.*^	16,911
4,833	National Instruments Corp.	194,383
1,955	Novanta, Inc.*	70,380
1,348	OSI Systems, Inc.*	101,302
1,553	Park Electrochemical Corp.	28,606
1,445	PC Connection, Inc.	39,102
1,087	PCM, Inc.*	20,381
772	Perceptron, Inc.*	5,620
1,185	Plexus Corp.*	62,295
1,193	Rogers Corp.*	129,584
5,196	Sanmina Corp.*	197,968
1,757	ScanSource, Inc.*	70,807
2,996	SYNNEX Corp.	359,400
7,195	TE Connectivity, Ltd.	566,103
1,933	Tech Data Corp.*	195,233
6,080	Trimble Navigation, Ltd.*	216,874
6,321	TTM Technologies, Inc.*^	109,733
782	Universal Display Corp.^	85,434
5,690	VeriFone Systems, Inc.*^	102,989
7,620	Vishay Intertechnology, Inc.^	126,492
3,268	Zebra Technologies Corp., Class A*	328,499

		8,746,874

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services (0.7%):
3,729	Atwood Oceanics, Inc.*^	$30,391
6,549	Baker Hughes, Inc.	356,985
1,913	Core Laboratories NV	193,730
5,986	Diamond Offshore Drilling, Inc.*^	64,828
2,169	Dril-Quip, Inc.*^	105,847
3,434	Ensco plc, Class A, ADR^	17,719
1,558	Era Group, Inc.*	14,739
2,010	Exterran Corp.*	53,667
6,125	Forum Energy Technologies, Inc.*^	95,550
4,200	Frank’s International NV	34,818
760	Geospace Technologies Corp.*^	10,511
1,086	Gulf Island Fabrication, Inc.	12,598
4,010	Halliburton Co.	171,267
7,826	Helix Energy Solutions Group, Inc.*	44,139
1,803	Helmerich & Payne, Inc.^	97,975
1,750	Matrix Service Co.*	16,363
13,741	McDermott International, Inc.*	98,523
11,265	Nabors Industries, Ltd.	91,697
6,792	National-Oilwell Varco, Inc.^	223,728
935	Natural Gas Services Group*	23,235
4,799	Newpark Resources, Inc.*^	35,273
12,057	Noble Corp. plc	43,646
6,352	Oceaneering International, Inc.	145,080
3,066	Oil States International, Inc.*^	83,242
9,357	Parker Drilling Co.*	12,632
6,531	Patterson-UTI Energy, Inc.	131,861
974	PHI, Inc.*	9,506
3,744	Pioneer Energy Services Corp.*	7,675
5,837	Rowan Cos. plc, Class A*	59,771
4,475	RPC, Inc.^	90,440
12,331	Schlumberger, Ltd.	811,873
491	SEACOR Holdings, Inc.*	16,841
493	SEACOR Marine Holdings, Inc.*^	10,037
6,258	Superior Energy Services, Inc.*^	65,271
6,132	Technipfmc plc*	166,791
2,650	Tesco Corp.*	11,793
4,086	TETRA Technologies, Inc.*	11,400
14,584	Transocean, Ltd.*	120,026
2,853	U.S. Silica Holdings, Inc.^	101,253
2,800	Unit Corp.*^	52,444
31,453	Weatherford International plc*^	121,723

		3,866,888

Food & Staples Retailing (1.8%):
2,460	Casey’s General Stores, Inc.^	263,491
1,143	Chefs’ Warehouse, Inc.*^	14,859
9,811	Costco Wholesale Corp.	1,569,073
22,272	CVS Health Corp.	1,792,005
1,267	Ingles Markets, Inc., Class A	42,191
24,620	Kroger Co. (The)	574,138
1,720	Natural Grocers by Vitamin Cottage, Inc.*	14,224
712	Performance Food Group Co.*	19,509
1,852	PriceSmart, Inc.^	162,235

Continued

10

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
27,665	Rite Aid Corp.*	$81,612
71	Smart & Final Stores, Inc.*	646
1,100	SpartanNash Co.	28,556
5,794	Sprouts Farmers Market, Inc.*^	131,350
16,013	Supervalu, Inc.*	52,683
12,641	Sysco Corp.	636,222
1,610	The Andersons, Inc.	54,982
3,347	United Natural Foods, Inc.*^	122,835
738	Village Super Market, Inc., Class A^	19,129
13,906	Walgreens Boots Alliance, Inc.	1,088,979
41,899	Wal-Mart Stores, Inc.	3,170,915
2,107	Weis Markets, Inc.	102,653
15,634	Whole Foods Market, Inc.	658,348

		10,600,635

Food Products (1.7%):
6,637	Archer-Daniels-Midland Co.	274,639
3,898	B&G Foods, Inc.^	138,769
10,796	Blue Buffalo Pet Products, Inc.*^	246,257
5,171	Bunge, Ltd.	385,757
808	Calavo Growers, Inc.	55,792
1,799	Cal-Maine Foods, Inc.*^	71,240
5,711	Campbell Soup Co.	297,829
5,964	ConAgra Foods, Inc.	213,273
9,405	Darling International, Inc.*	148,035
5,447	Dean Foods Co.^	92,599
1,004	Farmer Brothers Co.*	30,371
13,535	Flowers Foods, Inc.^	234,291
2,396	Fresh Del Monte Produce, Inc.^	121,980
13,416	General Mills, Inc.	743,247
3,802	Hain Celestial Group, Inc.*	147,594
3,976	Hershey Co. (The)	426,903
5,718	Hormel Foods Corp.^	195,041
3,607	Ingredion, Inc.	429,990
1,198	Inventure Foods, Inc.*^	5,163
576	J & J Snack Foods Corp.	76,072
4,229	JM Smucker Co. (The)	500,418
300	John B Sanfilippo And Son, Inc.^	18,933
6,185	Kellogg Co.^	429,610
5,414	Kraft Heinz Co. (The)	463,655
3,986	Lamb Weston Holding, Inc.	175,543
1,462	Lancaster Colony Corp.	179,270
1,028	Landec Corp.*	15,266
3,829	McCormick & Co.	373,366
389	McCormick & Co., Inc.^	37,978
13,760	Mondelez International, Inc., Class A	594,295
1,260	Omega Protein Corp.	22,554
4,222	Pilgrim’s Pride Corp.*^	92,546
2,962	Pinnacle Foods, Inc.	175,943
3,793	Post Holdings, Inc.*^	294,526
1,270	Sanderson Farms, Inc.^	146,876
43	Seaboard Corp.	171,785
677	Seneca Foods Corp., Class A*	21,021

Shares		Fair Value
Common Stocks, continued
Food Products, continued
4,115	Snyders-Lance, Inc.^	$142,461
1,737	Tootsie Roll Industries, Inc.^	60,534
2,148	TreeHouse Foods, Inc.*^	175,470
7,886	Tyson Foods, Inc., Class A	493,900

		8,920,792

Gas Utilities (0.3%):
2,329	Atmos Energy Corp.	193,191
900	Chesapeake Utilities Corp.	67,455
519	Delta Natural Gas Co., Inc.	15,814
1,024	Gas Natural, Inc.	13,210
3,236	National Fuel Gas Co.^	180,698
4,213	New Jersey Resources Corp.	167,256
1,671	Northwest Natural Gas Co.^	100,009
2,727	ONE Gas, Inc.	190,372
232	RGC Resources, Inc.^	6,573
4,168	South Jersey Industries, Inc.	142,421
2,850	Southwest Gas Corp.	208,221
2,233	Spire, Inc.	155,752
4,738	UGI Corp.	229,366
2,516	WGL Holdings, Inc.	209,909

		1,880,247

Health Care Equipment & Supplies (2.1%):
1,143	Abaxis, Inc.^	60,602
18,825	Abbott Laboratories	915,083
886	ABIOMED, Inc.*	126,964
2,269	Accuray, Inc.*^	10,778
5,108	Alere, Inc.*^	256,371
2,170	Align Technology, Inc.*	325,760
703	Analogic Corp.	51,073
2,726	AngioDynamics, Inc.*	44,188
1,103	Anika Therapeutics, Inc.*^	54,422
115	Atrion Corp.	73,980
4,834	Baxter International, Inc.	292,650
3,074	Becton, Dickinson & Co.^	599,768
7,099	Boston Scientific Corp.*	196,784
2,558	C.R. Bard, Inc.	808,609
2,008	Cantel Medical Corp.	156,443
1,289	CONMED Corp.	65,662
1,052	Cooper Cos., Inc. (The)	251,870
1,619	CryoLife, Inc.*	32,299
7,164	Danaher Corp.	604,570
4,234	DENTSPLY SIRONA, Inc.	274,533
693	Dexcom, Inc.*^	50,693
3,806	Edwards Lifesciences Corp.*	450,021
1,052	Exactech, Inc.*	31,350
4,329	Globus Medical, Inc., Class A*^	143,506
2,246	Haemonetics Corp.*	88,695
2,733	Halyard Health, Inc.*	107,352
2,939	Hill-Rom Holdings, Inc.	233,974
9,284	Hologic, Inc.*	421,308
783	ICU Medical, Inc.*	135,068
2,916	IDEXX Laboratories, Inc.*	470,701

Continued

11

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
433	Inogen, Inc.*	$41,317
2,057	Integer Holdings Corp.*	88,965
2,832	Integra LifeSciences Holdings Corp.*	154,372
416	Intuitive Surgical, Inc.*	389,114
2,327	Invacare Corp.^	30,716
1,209	LeMaitre Vascular, Inc.	37,745
1,168	LivaNova plc*^	71,493
2,823	Masimo Corp.*	257,401
12,135	Medtronic plc	1,076,980
3,164	Meridian Bioscience, Inc.	49,833
2,425	Merit Medical Systems, Inc.*	92,514
952	Natus Medical, Inc.*	35,510
1,702	Neogen Corp.*	117,625
2,499	NuVasive, Inc.*	192,223
481	Nuvectra Corp.*	6,388
2,383	OraSure Technologies, Inc.*	41,131
1,074	Orthofix International NV*	49,920
700	Quidel Corp.*	18,998
3,726	ResMed, Inc.^	290,144
3,310	RTI Surgical, Inc.*	19,364
624	SeaSpine Holdings Corp.*	7,188
2,045	STERIS plc^	166,668
4,858	Stryker Corp.	674,193
785	Surmodics, Inc.*	22,098
950	Teleflex, Inc.	197,372
227	Utah Medical Products, Inc.	16,435
1,038	Varex Imaging Corp.*^	35,084
2,597	Varian Medical Systems, Inc.*	267,984
1,615	West Pharmaceutical Services, Inc.	152,650
3,020	Zimmer Holdings, Inc.	387,768

		12,324,270

Health Care Providers & Services (3.1%):
4,397	Acadia Healthcare Co., Inc.*^	217,124
1,958	Aceto Corp.	30,251
634	Addus HomeCare Corp.*	23,585
3,648	Aetna, Inc.	553,876
666	Alliance HealthCare Services, Inc.*	8,858
542	Almost Family, Inc.*	33,414
1,469	Amedisys, Inc.*^	92,268
1,839	AmerisourceBergen Corp.^	173,841
3,501	AMN Healthcare Services, Inc.*^	136,714
5,039	Anthem, Inc.	947,987
1,916	BioTelemetry, Inc.*	64,090
5,253	Brookdale Senior Living, Inc.*	77,272
2,121	Capital Senior Living Corp.*	32,260
7,103	Cardinal Health, Inc.	553,466
5,547	Centene Corp.*	443,094
1,288	Chemed Corp.	263,435
4,923	Cigna Corp.	824,061
1,442	Civitas Solutions, Inc.*	25,235
7,171	Community Health Systems, Inc.*^	71,423
1,871	CorVel Corp.*	88,779

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
1,177	Cross Country Healthcare, Inc.*	$15,195
9,186	DaVita, Inc.*	594,885
3,058	Ensign Group, Inc. (The)	66,573
6,505	Envision Healthcare Corp.*^	407,668
15,898	Express Scripts Holding Co.*	1,014,927
784	Five Star Quality Care, Inc.*	1,176
2,639	Hanger Orthopedic Group, Inc.*	31,404
5,584	HCA Holdings, Inc.*	486,925
1,272	HealthEquity, Inc.*^	63,384
6,210	HealthSouth Corp.	300,564
2,098	Henry Schein, Inc.*	383,976
2,247	Humana, Inc.	540,673
2,629	InfuSystems Holdings, Inc.*	4,732
4,876	Kindred Healthcare, Inc.	56,805
4,425	Laboratory Corp. of America Holdings*	682,070
409	Landauer, Inc.	21,391
1,326	LHC Group, Inc.*	90,022
3,038	LifePoint Hospitals, Inc.*^	204,002
2,025	Magellan Health Services, Inc.*	147,623
4,913	McKesson Corp.	808,385
3,346	MEDNAX, Inc.*	201,998
3,666	Molina Healthcare, Inc.*^	253,614
1,075	National Healthcare Corp.	75,401
1,219	National Research Corp.	32,791
4,172	Owens & Minor, Inc.^	134,297
5,777	Patterson Cos., Inc.^	271,230
1,669	PharMerica Corp.*	43,811
2,269	Premier, Inc., Class A*	81,684
835	Providence Service Corp.*	42,259
8,208	Quest Diagnostics, Inc.	912,401
2,317	Quorum Health Corp.*	9,616
2,518	RadNet, Inc.*	19,515
9,791	Select Medical Holdings Corp.*	150,292
6,770	Tenet Healthcare Corp.*^	130,932
2,040	Tivity Health, Inc.*	81,294
1,240	Triple-S Management Corp., Class B*	20,968
937	U.S. Physical Therapy, Inc.	56,595
17,043	UnitedHealth Group, Inc.	3,160,112
4,862	Universal Health Services, Inc., Class B	593,553
3,389	VCA Antech, Inc.*	312,839
2,533	WellCare Health Plans, Inc.*	454,825

		17,623,440

Health Care Technology (0.2%):
9,693	Allscripts Healthcare Solutions, Inc.*^	123,683
700	athenahealth, Inc.*^	98,385
5,336	Cerner Corp.*	354,684
339	Computer Programs & Systems, Inc.	11,119
1,357	HealthStream, Inc.*^	35,716
2,872	HMS Holdings Corp.*	53,132
1,095	Omnicell, Inc.*^	47,195
800	Quality Systems, Inc.*	13,768
1,747	Simulations Plus, Inc.	21,575

Continued

12

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology, continued
1,810	Veeva Systems, Inc., Class A*	$110,971

		870,228

Hotels, Restaurants & Leisure (2.6%):
10,056	Aramark Holdings Corp.	412,095
3,444	Belmond, Ltd., Class A*	45,805
67	Biglari Holdings, Inc.*	26,783
1,927	BJ’s Restaurants, Inc.*	71,781
6,567	Bloomin’ Brands, Inc.^	139,417
836	Bob Evans Farms, Inc.	60,050
541	Bojangles’, Inc.*	8,791
1,441	Bravo Brio Restaurant Group, Inc.*	6,629
2,887	Brinker International, Inc.^	109,995
1,469	Buffalo Wild Wings, Inc.*	186,122
6,600	Caesars Entertainment Corp.*^	79,200
5,584	Carnival Corp., Class A	366,143
2,943	Carrols Restaurant Group, Inc.*	36,052
1,723	Century Casinos, Inc.*	12,699
4,028	Cheesecake Factory, Inc. (The)^	202,608
140	Chipotle Mexican Grill, Inc.*	58,254
3,453	Choice Hotels International, Inc.	221,855
1,178	Chuy’s Holdings, Inc.*^	27,565
4,529	ClubCorp Holdings, Inc.	59,330
1,626	Cracker Barrel Old Country Store, Inc.^	271,949
4,127	Darden Restaurants, Inc.	373,246
2,412	Dave & Buster’s Entertainment, Inc.*	160,422
1,574	Del Frisco’s Restaurant Group, Inc.*	25,341
2,144	Del Taco Restaurants, Inc.*	29,480
4,856	Denny’s Corp.*	57,155
1,558	DineEquity, Inc.^	68,630
1,346	Domino’s Pizza, Inc.	284,719
4,546	Dunkin’ Brands Group, Inc.^	250,576
1,277	Fiesta Restaurant Group, Inc.*	26,370
624	Habit Restaurants, Inc. (The), Class A*	9,859
2,724	Hilton Grand Vacations*	98,227
3,243	Hilton Worldwide Holdings, Inc.	200,580
1,051	Hyatt Hotels Corp., Class A*^	59,077
7,221	Ilg, Inc.^	198,505
6,233	International Game Technology plc	114,064
2,548	Intrawest Resorts Holdings, Inc.*	60,490
1,792	Jack in the Box, Inc.	176,512
671	Jamba, Inc.*	5,227
666	La Quinta Holdings, Inc.*	9,837
9,975	Las Vegas Sands Corp.	637,302
2,136	Luby’s, Inc.*	6,002
3,634	Marriott International, Inc., Class A	364,527
2,136	Marriott Vacations Worldwide Corp.^	251,514
14,841	McDonald’s Corp.	2,273,047
24,340	MGM Resorts International	761,598
341	Nathans Famous, Inc.*	21,483
5,162	Norwegian Cruise Line Holdings, Ltd.*	280,245
879	Panera Bread Co., Class A*	276,569
2,292	Papa John’s International, Inc.	164,474

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,267	Planet Fitness, Inc.^	$52,912
763	Potbelly Corp.*	8,775
886	RCI Hospitality Holdings, Inc.	21,122
1,501	Red Lion Hotels Corp.*	11,032
878	Red Robin Gourmet Burgers*^	57,290
2,889	Royal Caribbean Cruises, Ltd.	315,565
268	Ruby Tuesday, Inc.*	539
2,527	Ruth’s Hospitality Group, Inc.	54,962
3,394	Scientific Games Corp., Class A*^	88,583
6,758	SeaWorld Entertainment, Inc.	109,953
2,739	Six Flags Entertainment Corp.	163,272
1,933	Sonic Corp.^	51,205
2,826	Speedway Motorsports, Inc.	51,631
37,523	Starbucks Corp.	2,187,965
4,257	Texas Roadhouse, Inc.	216,894
1,604	Town Sports International Holdings, Inc.*	7,539
1,046	Vail Resorts, Inc.	212,160
22,020	Wendy’s Co. (The)	341,530
1,298	Wingstop, Inc.^	40,108
3,982	Wyndham Worldwide Corp.	399,833
2,056	Wynn Resorts, Ltd.	275,751
6,291	Yum! Brands, Inc.	464,024

		14,780,846

Household Durables (1.0%):
875	Av Homes, Inc.*^	17,544
1,886	Beazer Homes USA, Inc.*	25,876
6,757	CalAtlantic Group, Inc.^	238,860
504	Cavco Industries, Inc.*	65,344
1,150	Century Communities, Inc.*	28,520
12,050	D.R. Horton, Inc.	416,569
1,137	Dixie Group, Inc. (The)*	5,117
1,910	Ethan Allen Interiors, Inc.^	61,693
431	Flexsteel Industries, Inc.	23,321
5,743	Garmin, Ltd.	293,065
2,761	GoPro, Inc., Class A*^	22,447
1,211	Helen of Troy, Ltd.*	113,955
500	Hooker Furniture Corp.	20,575
1,333	Installed Building Products, Inc.*	70,582
931	iRobot Corp.*^	78,334
4,827	KB Home^	115,703
3,931	La-Z-Boy, Inc.	127,758
4,024	Leggett & Platt, Inc.^	211,381
7,538	Lennar Corp., Class A	401,926
368	Lennar Corp., Class B	16,549
1,206	LGI Homes, Inc.*^	48,457
1,820	Libbey, Inc.	14,669
1,017	Lifetime Brands, Inc.	18,459
2,789	M.D.C. Holdings, Inc.^	98,535
1,880	M/I Homes, Inc.*	53,674
3,168	Meritage Corp.*	133,690
3,206	Mohawk Industries, Inc.*	774,857
3,741	Newell Rubbermaid, Inc.	200,592

Continued

13

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
150	NVR, Inc.*	$361,592
12,239	PulteGroup, Inc.	300,223
1,730	Taylor Morrison Home Corp., Class A*	41,537
3,400	Tempur Sealy International, Inc.*^	181,526
4,043	Toll Brothers, Inc.	159,739
2,205	TopBuild Corp.*	117,019
10,253	TRI Pointe Homes, Inc.*^	135,237
2,946	Tupperware Brands Corp.	206,898
718	Universal Electronics, Inc.*	47,998
3,485	Whirlpool Corp.^	667,795
2,147	William Lyon Homes, Class A*	51,829
1,918	Zagg, Inc.*	16,591

		5,986,036

Household Products (1.2%):
1,985	Central Garden & Pet Co., Class A*	59,590
7,372	Church & Dwight Co., Inc.	382,459
3,732	Clorox Co. (The)	497,252
14,758	Colgate-Palmolive Co.	1,094,011
3,074	Energizer Holdings, Inc.	147,613
11,593	HRG Group, Inc.*	205,312
6,541	Kimberly-Clark Corp.	844,509
333	Oil-Dri Corp.	13,989
582	Orchids Paper Products Co.	7,537
39,497	Procter & Gamble Co. (The)	3,442,163
1,069	Spectrum Brands Holdings, Inc.^	133,668
698	WD-40 Co.^	77,024

		6,905,127

Independent Power & Renewable Electricity Producers (0.2%):
18,368	AES Corp. (The)	204,068
5,810	Atlantic Power Corp.*	13,944
1,041	Atlantica Yield plc	22,236
22,655	Calpine Corp.*	306,523
7,034	Dynegy, Inc.*^	58,171
15,643	NRG Energy, Inc.	269,373
2,123	NRG Yield, Inc., Class A	36,218
2,753	NRG Yield, Inc., Class C	48,453
3,058	Ormat Technologies, Inc.	179,443
3,976	Pattern Energy Group, Inc.	94,788

		1,233,217

Industrial Conglomerates (1.3%):
15,522	3M Co., Class C	3,231,526
2,346	Carlisle Cos., Inc.	223,808
53,601	General Electric Co.	1,447,763
15,846	Honeywell International, Inc.	2,112,113
1,736	Raven Industries, Inc.	57,809
1,147	Roper Industries, Inc.	265,565

		7,338,584

Insurance (3.5%):
7,574	Aflac, Inc.	588,348
333	Alleghany Corp.*	198,068
3,973	Allied World Assurance Co. Holdings AG	210,172

Shares		Fair Value
Common Stocks, continued
Insurance, continued
4,705	Allstate Corp. (The)	$416,110
4,095	AMBAC Financial Group, Inc.*(a)	71,048
6,319	American Equity Investment Life Holding Co.	166,063
2,316	American Financial Group, Inc.	230,141
12,327	American International Group, Inc.	770,684
908	American National Insurance Co.	105,773
1,543	Amerisafe, Inc.	87,874
12,054	AmTrust Financial Services^	182,498
4,848	Aon plc	644,542
2,310	Arch Capital Group, Ltd.*	215,500
6,479	Arthur J. Gallagher & Co.	370,923
2,735	Aspen Insurance Holdings, Ltd.	136,340
3,262	Assurant, Inc.	338,237
7,853	Assured Guaranty, Ltd.	327,783
3,838	Axis Capital Holdings, Ltd.	248,165
5,114	Brown & Brown, Inc.	220,260
5,897	Chubb, Ltd.	857,306
2,852	Cincinnati Financial Corp.	206,627
2,176	Citizens, Inc.*	16,059
1,199	CNA Financial Corp.^	58,451
2,354	Crawford & Co.	21,892
2,915	Crawford & Co., Class A	22,679
1,631	Donegal Group, Inc., Class A	25,933
1,546	EMC Insurance Group, Inc.	42,948
1,993	Employers Holdings, Inc.	84,304
874	Enstar Group, Ltd.*	173,620
1,465	Erie Indemnity Co., Class A	183,228
948	Everest Re Group, Ltd.	241,351
1,054	Federated National Holding Co.	16,864
6,955	First American Financial Corp.	310,819
8,665	FNF Group	388,452
21,335	Genworth Financial, Inc., Class A*	80,433
695	Global Indemnity, Ltd.*^	26,945
2,383	Greenlight Capital Re, Ltd.*	49,805
1,469	Hallmark Financial Services, Inc.*	16,556
2,094	Hanover Insurance Group, Inc. (The)	185,591
7,853	Hartford Financial Services Group, Inc. (The)	412,832
997	HCI Group, Inc.^	46,839
387	Heritage Insurance Holdings, Inc.	5,039
1,317	Independence Holding Co.	26,933
566	Infinity Property & Casualty Corp.	53,204
153	Investors Title Co.	29,596
1,436	James River Group Holdings	57,052
2,904	Kemper Corp.	112,094
4,469	Lincoln National Corp.	302,015
5,672	Loews Corp.	265,506
5,556	Maiden Holdings, Ltd.^	61,672
301	Markel Corp.*	293,734
11,239	Marsh & McLennan Cos., Inc.	876,192
2,025	Mercury General Corp.^	109,350
12,244	MetLife, Inc.	672,685
4,959	National General Holdings Corp.	104,635
262	National Western Life Group, Inc., Class A	83,740

Continued

14

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,660	Navigators Group, Inc.	$91,134
12,854	Old Republic International Corp.^	251,039
1,796	Onebeacon Insurance Group, Ltd.	32,741
4,021	Primerica, Inc.	304,591
10,693	Principal Financial Group, Inc.	685,101
2,313	ProAssurance Corp.	140,630
9,474	Progressive Corp. (The)	417,709
5,604	Prudential Financial, Inc.	606,017
1,338	Reinsurance Group of America, Inc.	171,786
1,654	RenaissanceRe Holdings, Ltd.	229,989
2,255	RLI Corp.^	123,168
854	Safety Insurance Group, Inc.	58,328
3,298	Selective Insurance Group, Inc.	165,065
2,664	State Auto Financial Corp.	68,545
1,761	Stewart Information Services Corp.	79,914
3,912	Third Point Reinsurance, Ltd.*	54,377
3,870	Torchmark Corp.	296,055
9,620	Travelers Cos., Inc. (The)	1,217,219
1,438	United Fire Group, Inc.	63,358
1,616	United Insurance Holdings Co.	25,420
3,169	Universal Insurance Holdings, Inc.	79,859
7,583	UnumProvident Corp.	353,595
2,825	Validus Holdings, Ltd.	146,815
4,754	W.R. Berkley Corp.	328,834
248	White Mountains Insurance Group, Ltd.	215,420
2,119	Willis Towers Watson plc	308,230
4,400	Wmih Corp.*	5,500
4,083	XL Group, Ltd.	178,835

		18,750,784

Internet & Direct Marketing Retail (2.1%):
2,093	1-800 Flowers.com, Inc., Class A*	20,407
9,398	Amazon.com, Inc.*	9,097,264
1,658	Expedia, Inc.	246,959
185	FTD Cos., Inc.*	3,700
3,111	HSN, Inc.^	99,241
1,155	Liberty Expedia Holdings, Class A*	62,393
5,384	Liberty TripAdvisor Holdings, Inc., Class A*	62,454
2,121	Liberty Ventures, Series A, Class A*^	110,907
2,282	Netflix, Inc.*	340,954
1,637	Nutri/System, Inc.	85,206
820	Overstock.com, Inc.*	13,366
1,164	PetMed Express, Inc.^	47,258
824	Priceline Group, Inc. (The)*	1,541,308
1,959	Shutterfly, Inc.*^	93,053
1,114	TripAdvisor, Inc.*	42,555

		11,867,025

Internet Software & Services (2.5%):
3,020	Actua Corp.*	42,431
6,482	Akamai Technologies, Inc.*	322,868
3,223	Alphabet, Inc., Class A*	2,996,359
3,562	Alphabet, Inc., Class C*	3,236,896
429	Bankrate, Inc.*	5,513

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
913	Bazaarvoice, Inc.*	$4,519
2,377	Blucora, Inc.*	50,392
1,203	Carbonite, Inc.*^	26,225
3,783	Cars.com, Inc.*^	100,741
1,744	Cimpress NV*^	164,860
304	CoStar Group, Inc.*	80,134
2,881	DHI Group, Inc.*	8,211
19,191	eBay, Inc.*	670,150
990	Envestnet, Inc.*	39,204
32,810	Facebook, Inc., Class A*	4,953,655
1,451	GoDaddy, Inc., Class A*^	61,551
1,546	GrubHub, Inc.*^	67,406
2,548	GTT Communications, Inc.*^	80,644
1,073	IAC/InterActiveCorp*	110,777
3,284	Internap Network Services Corp.*	12,052
2,946	j2 Global, Inc.^	250,675
1,546	Leaf Group, Ltd.*	12,059
5,660	Limelight Networks, Inc.*	16,357
1,736	Liquidity Services, Inc.*	11,024
1,785	LogMeIn, Inc.	186,533
2,502	Marchex, Inc., Class B*	7,456
1,146	Match Group, Inc.*	19,917
3,759	NIC, Inc.^	71,233
1,082	Numerex Corp., Class A*	5,334
2,520	QuinStreet, Inc.*	10,508
752	Qumu Corp.*	2,196
2,745	RealNetworks, Inc.*	11,886
401	Reis, Inc.^	8,521
981	Shutterstock, Inc.*^	43,242
585	Stamps.com, Inc.*^	90,602
1,895	TechTarget*	19,651
2,297	The Meet Group, Inc. (The)*^	11,600
1,344	Travelzoo, Inc.*	14,717
3,390	Tremor Video, Inc.*	8,441
4,951	Twitter, Inc.*^	88,474
2,732	VeriSign, Inc.*	253,967
4,619	Web.com Group, Inc.*	116,861
2,330	WebMD Health Corp.*^	136,655
1,311	XO Group, Inc.*	23,100
700	Yelp, Inc.*^	21,014
1,125	Zillow Group, Inc., Class A*	54,945
2,504	Zillow Group, Inc., Class C*	122,721

		14,654,277

IT Services (4.3%):
16,013	Accenture plc, Class C	1,980,488
3,417	Acxiom Corp.*	88,774
1,962	Alliance Data Systems Corp.	503,626
5,531	Amdocs, Ltd.	356,528
10,094	Automatic Data Processing, Inc.	1,034,230
936	Black Knight Financial Services, Inc., Class A*^	38,329
2,766	Blackhawk Network Holdings, Inc.*^	120,598
7,869	Booz Allen Hamilton Holding Corp.	256,057

Continued

15

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
4,071	Broadridge Financial Solutions, Inc.	$307,605
1,304	CACI International, Inc., Class A*	163,065
4,434	Cardtronics plc*	145,701
521	Cass Information Systems, Inc.^	34,198
11,008	Cognizant Technology Solutions Corp., Class A	730,930
4,854	Conduent, Inc.*	77,373
5,424	Convergys Corp.^	128,983
5,794	CoreLogic, Inc.*	251,344
2,608	CSG Systems International, Inc.	105,833
7,054	CSRA, Inc.	223,965
4,304	DST Systems, Inc.	265,557
8,526	Dxc Technology Co.	654,114
1,894	Epam Systems, Inc.*	159,266
3,396	Euronet Worldwide, Inc.*	296,709
4,871	Everi Holdings, Inc.*	35,461
1,396	Exlservice Holdings, Inc.*	77,590
4,709	Fidelity National Information Services, Inc.	402,149
5,647	Fiserv, Inc.*	690,853
1,827	FleetCor Technologies, Inc.*	263,472
825	Forrester Research, Inc.	32,299
2,750	Gartner, Inc.*	339,653
6,266	Genpact, Ltd.^	174,383
2,488	Global Payments, Inc.	224,716
1,357	Hackett Group, Inc. (The)	21,034
23,079	International Business Machines Corp.	3,550,242
2,731	Jack Henry & Associates, Inc.	283,669
3,495	Leidos Holdings, Inc.	180,657
1,840	ManTech International Corp., Class A	76,139
24,644	MasterCard, Inc., Class A	2,993,013
3,978	Maximus, Inc.	249,142
3,966	ModusLink Global Solutions, Inc.*	6,782
2,787	MoneyGram International, Inc.*	48,076
1,007	NCI, Inc., Class A*	21,248
3,102	NeuStar, Inc., Class A*	103,452
8,899	Paychex, Inc.	506,709
11,658	PayPal Holdings, Inc.*	625,685
2,322	Perficient, Inc.*	43,282
840	PFSweb, Inc.*	6,938
2,200	Sabre Corp.^	47,894
2,591	Science Applications International Corp.	179,867
3,035	Servicesource International, Inc.*	11,776
1,241	StarTek, Inc.*	15,190
3,283	Sykes Enterprises, Inc.*	110,079
4,553	Syntel, Inc.^	77,219
2,975	TeleTech Holdings, Inc.	121,380
7,782	Teradata Corp.*^	229,491
6,232	Total System Services, Inc.	363,014
5,685	Travelport Worldwide, Ltd.	78,226
3,021	Unisys Corp.*^	38,669
5,225	Vantive, Inc., Class A*	330,952
899	Virtusa Corp.*	26,431
36,614	Visa, Inc., Class A^	3,433,660
18,683	Western Union Co.^	355,911

Shares		Fair Value
Common Stocks, continued
IT Services, continued
1,662	WEX, Inc.*	$173,297

		24,472,973

Leisure Products (0.3%):
3,582	American Outdoor Brands Corp.*	79,377
5,928	Brunswick Corp.	371,863
3,789	Callaway Golf Co.	48,423
658	Escalade, Inc.	8,620
4,178	Hasbro, Inc.	465,889
503	Johnson Outdoors, Inc., Class A	24,250
531	Malibu Boats, Inc.*^	13,737
662	Marine Products Corp.	10,334
9,123	Mattel, Inc.^	196,418
1,932	Nautilus Group, Inc.*^	36,998
3,172	Polaris Industries, Inc.^	292,554
1,015	Sturm, Ruger & Co., Inc.^	63,082
2,859	Vista Outdoor, Inc.*^	64,356

		1,675,901

Life Sciences Tools & Services (0.9%):
7,316	Agilent Technologies, Inc.	433,912
483	Bio-Rad Laboratories, Inc., Class A*	109,308
1,454	Bio-Techne Corp.	170,845
7,817	Bruker Corp.	225,442
2,131	Cambrex Corp.*	127,327
3,826	Charles River Laboratories International, Inc.*	387,000
1,700	Enzo Biochem, Inc.*	18,768
1,979	Harvard Bioscience, Inc.*	5,046
2,578	Illumina, Inc.*	447,335
2,326	INC Research Holdings, Inc., Class A*	136,071
2,457	Luminex Corp.	51,892
1,028	Mettler-Toledo International, Inc.*	605,019
1,400	Neogenomics, Inc.*^	12,544
4,123	PAREXEL International Corp.*	358,330
3,558	PerkinElmer, Inc.	242,442
2,855	Pra Health Sciences, Inc.*	214,154
1,097	Quintiles Transnational Holdings, Inc.*	98,182
6,190	Thermo Fisher Scientific, Inc.	1,079,969
7,549	VWR Corp.*	249,192
2,208	Waters Corp.*	405,919

		5,378,697

Machinery (2.7%):
4,367	AGCO Corp.	294,292
652	Alamo Group, Inc.	59,208
2,170	Albany International Corp., Class A	115,878
7,509	Allison Transmission Holdings, Inc.	281,663
1,577	Altra Industrial Motion Corp.	62,765
1,107	American Railcar Industries	42,398
1,445	ARC Group Worldwide, Inc.*^	4,191
1,605	Astec Industries, Inc.	89,094
3,002	Barnes Group, Inc.	175,707
911	Blue Bird Corp.*	15,487
800	Briggs & Stratton Corp.	19,280

Continued

16

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
10,638	Caterpillar, Inc.	$1,143,158
2,289	Chart Industries, Inc.*^	79,497
564	CIRCOR International, Inc.^	33,490
4,930	Colfax Corp.*	194,094
1,526	Columbus McKinnon Corp.	38,791
2,706	Commercial Vehicle Group, Inc.*	22,866
2,467	Crane Co.	195,830
2,999	Cummins, Inc.	486,498
6,563	Deere & Co.	811,120
4,480	Donaldson Co., Inc.	204,019
1,924	Douglas Dynamics, Inc.	63,300
5,863	Dover Corp.	470,330
716	EnPro Industries, Inc.	51,101
1,435	ESCO Technologies, Inc.	85,598
4,690	Federal Signal Corp.	81,418
3,108	Flowserve Corp.^	144,304
4,043	Fortive Corp.	256,124
2,760	Franklin Electric Co., Inc.	114,264
694	FreightCar America, Inc.	12,069
1,569	Gencor Industries, Inc.*	25,418
1,203	Global Brass & Copper Holdings, Inc.	36,752
1,617	Gorman-Rupp Co. (The)	41,185
4,041	Graco, Inc.	441,600
1,612	Greenbrier Cos, Inc.^	74,555
995	Hardinge, Inc.	12,358
4,803	Harsco Corp.*	77,328
4,461	Hillenbrand, Inc.	161,042
490	Hurco Cos, Inc.	17,028
896	Hyster-Yale Materials Handling, Inc., Class A	62,944
1,996	IDEX Corp.	225,568
8,094	Illinois Tool Works, Inc.	1,159,465
4,692	Ingersoll-Rand plc	428,802
5,449	ITT, Inc.	218,941
1,662	John Bean Technologies Corp.	162,876
598	Kadant, Inc.	44,970
4,427	Kennametal, Inc.	165,658
143	Key Technology, Inc.*	1,966
787	L.B. Foster Co., Class A	16,881
2,623	Lincoln Electric Holdings, Inc.	241,552
539	Lindsay Corp.^	48,106
774	Lydall, Inc.*	40,016
1,213	Manitex International, Inc.*	8,467
10,121	Manitowoc Co., Inc. (The)*^	60,827
5,860	Meritor, Inc.*	97,335
1,601	Middleby Corp. (The)*	194,538
3,785	Mueller Industries, Inc.	115,253
11,232	Mueller Water Products, Inc., Class A	131,190
4,067	Navistar International Corp.*^	106,677
1,258	NN, Inc.	34,532
2,257	Nordson Corp.	273,819
158	Omega Flex, Inc.	10,175
4,104	OshKosh Corp.	282,684
6,612	PACCAR, Inc.	436,656

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,522	Parker Hannifin Corp.	$403,066
5,836	Pentair plc	388,327
976	Proto Labs, Inc.*^	65,636
1,060	RBC Bearings, Inc.*	107,866
9,209	Rexnord Corp.*	214,109
2,202	Snap-On, Inc.^	347,916
2,342	SPX Corp.*	58,925
2,342	SPX FLOW, Inc.*	86,373
775	Standex International Corp.	70,293
2,396	Stanley Black & Decker, Inc.	337,189
1,370	Sun Hydraulics Corp.^	58,458
953	Supreme Industires, Inc., Class A	15,677
1,121	Tennant Co.	82,730
4,808	Terex Corp.^	180,300
3,355	Timken Co.	155,169
3,046	Titan International, Inc.	36,582
4,051	Toro Co.	280,694
2,913	TriMas Corp.*	60,736
9,578	Trinity Industries, Inc.	268,471
5,806	Wabash National Corp.^	127,616
1,688	WABCO Holdings, Inc.*	215,237
1,961	Wabtec Corp.^	179,432
1,165	Watts Water Technologies, Inc., Class A	73,628
8,494	Welbilt, Inc.*^	160,112
3,419	Woodward, Inc.	231,056
935	Xerium Technologies, Inc.*	6,723
4,252	Xylem, Inc.	235,688

		15,553,007

Marine (0.1%):
1,680	Eagle Bulk Shipping, Inc.*^	7,946
2,992	Kirby Corp.*^	200,016
3,233	Matson, Inc.^	97,119

		305,081

Media (3.1%):
1,468	A.H. Belo Corp., Class A	8,074
3,433	AMC Entertainment Holdings, Inc., Class A	78,101
2,029	AMC Networks, Inc., Class A*	108,369
270	Cable One, Inc.	191,943
182	CBS Corp., Class A	11,795
9,784	CBS Corp., Class B	624,024
2,930	Charter Communications, Inc., Class A*	986,971
7,978	Cinemark Holdings, Inc.	309,945
1,661	Clear Channel Outdoor Holdings, Inc., Class A	8,056
110,866	Comcast Corp., Class A	4,314,906
7,549	Discovery Communications, Inc., Class A*^	194,991
9,189	Discovery Communications, Inc., Class C*	231,655
5,853	DISH Network Corp., Class A*	367,334
4,131	E.W. Scripps Co. (The), Class A*	73,573
2,473	Entercom Communications Corp.^	25,596
4,792	Entravision Communications Corp., Class A	31,627
1,834	Eros International plc*^	20,999
6,638	Gannett Co., Inc.^	57,883

Continued

17

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
4,886	Gray Television, Inc.*	$66,938
4,727	Harte-Hanks, Inc.*	4,869
13,729	Interpublic Group of Cos., Inc. (The)	337,733
3,028	John Wiley & Sons, Inc., Class A	159,727
192	John Wiley & Sons, Inc., Class B	10,115
247	Liberty Braves Group, Class A*	5,901
527	Liberty Braves Group, Class C*	12,632
563	Liberty Broadband Corp., Class A*	48,300
2,955	Liberty Broadband Corp., Class C*	256,346
619	Liberty Media Group, Class A*	21,684
1,318	Liberty Media Group, Class C*^	48,265
2,477	Liberty SiriusXM Group, Class A*	103,984
5,273	Liberty SiriusXM Group, Class C*	219,884
4,281	Lions Gate Entertainment Corp., Class A*^	120,809
3,786	Lions Gate Entertainment Corp., Class B*	99,496
7,488	Live Nation, Inc.*	260,957
776	Madison Square Garden Co. (The), Class A*	152,794
2,449	Meredith Corp.^	145,593
2,629	MSG Networks, Inc., Class A*^	59,021
3,726	National CineMedia, Inc.	27,647
2,511	New Media Investment Group, Inc.	33,848
5,102	New York Times Co. (The), Class A	90,305
7,481	News Corp., Class A	102,490
2,563	News Corp., Class B	36,266
2,981	Nexstar Broadcasting Group, Inc., Class A^	178,264
6,406	Omnicom Group, Inc.^	531,057
1,419	Reading International, Inc., Class A*	22,888
8,109	Regal Entertainment Group, Class A^	165,910
1,853	Scholastic Corp.	80,772
4,121	Scripps Networks Interactive, Class C^	281,506
5,191	Sinclair Broadcast Group, Inc., Class A^	170,784
32,185	Sirius XM Holdings, Inc.^	176,052
11,352	Tegna, Inc.^	163,582
15,669	Time Warner, Inc.	1,573,324
6,387	Time, Inc.	91,653
933	Tronc, Inc.*	12,026
23,830	Twenty-First Century Fox, Inc.	675,342
8,290	Twenty-First Century Fox, Inc., Class B	231,042
442	Viacom, Inc., Class A^	16,818
12,859	Viacom, Inc., Class B	431,677
29,471	Walt Disney Co. (The)	3,131,295
1,692	World Wrestling Entertainment, Inc., Class A^	34,466

		18,039,904

Metals & Mining (0.6%):
16,272	AK Steel Holding Corp.*^	106,907
3,218	Alcoa Corp.*	105,068
6,283	Allegheny Technologies, Inc.^	106,874
799	Ampco-Pittsburgh Corp.	11,785
2,796	Carpenter Technology Corp.^	104,654
4,968	Century Aluminum Co.*^	77,401
10,120	Cliffs Natural Resources, Inc.*	70,030
7,414	Commercial Metals Co.	144,054

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
2,613	Compass Minerals International, Inc.^	$170,629
9,823	Ferroglobe plc(a)	117,385
33,112	Freeport-McMoRan Copper & Gold, Inc.*	397,675
2,945	Gold Resource Corp.	12,016
468	Handy & Harman, Ltd.*	14,695
943	Haynes International, Inc.	34,240
15,771	Hecla Mining Co.^	80,432
151	Kaiser Aluminum Corp.	13,367
1,359	Materion Corp.	50,827
12,309	McEwen Mining, Inc.^	32,373
10,687	Newmont Mining Corp.	346,152
5,554	Nucor Corp.	321,410
700	Olympic Steel, Inc.	13,636
3,407	Reliance Steel & Aluminum Co.	248,064
2,658	Royal Gold, Inc.	207,776
1,500	Ryerson Holding Corp.*	14,850
1,365	Schnitzer Steel Industries, Inc., Class A	34,398
1,772	Southern Copper Corp.^	61,364
11,919	Steel Dynamics, Inc.	426,819
3,673	SunCoke Energy, Inc.*	40,036
701	Synalloy Corp.*	7,956
1,400	TimkenSteel Corp.*^	21,518
7,131	United States Steel Corp.	157,880
548	Universal Stainless & Alloy Products, Inc.*	10,686
2,898	Worthington Industries, Inc.	145,538

		3,708,495

Multiline Retail (0.6%):
4,485	Big Lots, Inc.^	216,626
2,664	Dillard’s, Inc., Class A^	153,686
6,815	Dollar General Corp.	491,293
4,239	Dollar Tree, Inc.*	296,391
18,758	J.C. Penney Co., Inc.*^	87,225
13,180	Kohl’s Corp.^	509,670
13,447	Macy’s, Inc.	312,508
6,850	Nordstrom, Inc.^	327,636
2,966	Ollie’s Bargain Outlet Holdings, Inc.*^	126,352
14,447	Target Corp.	755,433

		3,276,820

Multi-Utilities (0.8%):
5,932	Ameren Corp.	324,302
2,841	Avista Corp.	120,629
1,784	Black Hills Corp.^	120,366
9,831	CenterPoint Energy, Inc.	269,173
7,809	CMS Energy Corp.	361,166
4,293	Consolidated Edison, Inc.	346,960
10,556	Dominion Energy, Inc.	808,907
3,156	DTE Energy Co.	333,873
7,317	MDU Resources Group, Inc.	191,705
9,333	NiSource, Inc.	236,685
2,365	NorthWestern Corp.	144,312
7,420	Public Service Enterprise Group, Inc.	319,134
3,103	SCANA Corp.	207,932

Continued

18

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
3,551	Sempra Energy	$400,376
844	Unitil Corp.	40,774
5,394	Vectren Corp.	315,225
4,778	WEC Energy Group, Inc.	293,274

		4,834,793

Oil, Gas & Consumable Fuels (2.8%):
332	Adams Resources & Energy, Inc.	13,639
6,084	Alon USA Energy, Inc.	81,039
3,389	Anadarko Petroleum Corp.	153,657
5,191	Antero Resources Corp.*	112,178
1,647	Apache Corp.^	78,941
4,084	Cabot Oil & Gas Corp.	102,427
4,230	Callon Petroleum Co.*^	44,880
500	Cheniere Energy Partners, LP Holdings LLC	13,440
6,161	Cheniere Energy, Inc.*	300,102
35,729	Chesapeake Energy Corp.*^	177,573
24,136	Chevron Corp.	2,518,110
671	Cimarex Energy Co.	63,081
7,534	Clean Energy Fuel Corp.*	19,136
3,508	Cloud Peak Energy, Inc.*	12,383
1,397	Cobalt International Energy*	3,451
885	Concho Resources, Inc.*	107,554
16,269	ConocoPhillips Co.	715,185
9,959	CONSOL Energy, Inc.*^	148,787
1,423	Contango Oil & Gas Co.*	9,449
1,170	Continental Resources, Inc.*^	37,826
3,623	CVR Energy, Inc.	78,836
3,590	Delek US Holdings, Inc.	94,920
23,516	Denbury Resources, Inc.*^	35,979
2,702	Devon Energy Corp.	86,383
8,860	DHT Holdings, Inc.	36,769
706	Diamondback Energy, Inc.*	62,700
15,555	Eclipse Resources Corp.*	44,487
4,970	Energen Corp.*	245,369
5,391	Enlink Midstream LLC^	94,882
3,895	EOG Resources, Inc.	352,575
8,400	EP Energy Corp., Class A*^	30,744
3,072	EQT Corp.^	179,988
34,757	Exxon Mobil Corp.	2,805,934
4,505	Gaslog, Ltd.^	68,701
388	Green Plains Renewable Energy, Inc.^	7,973
5,413	Gulfport Energy Corp.*	79,842
2,222	Hallador Energy Co.	17,265
4,124	Hess Corp.	180,920
7,150	HollyFrontier Corp.^	196,411
3,525	Jones Energy, Inc., Class A*^	5,640
26,381	Kinder Morgan, Inc.	505,460
16,008	Kosmos Energy LLC*^	102,612
7,106	Laredo Petroleum Holdings, Inc.*^	74,755
14,759	Marathon Oil Corp.	174,894
13,482	Marathon Petroleum Corp.	705,513
6,993	Murphy Oil Corp.^	179,231

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,301	Newfield Exploration Co.*	$37,026
7,953	Noble Energy, Inc.	225,070
11,184	Oasis Petroleum, Inc.*	90,031
6,720	Occidental Petroleum Corp.	402,326
8,157	ONEOK, Inc.^	425,469
2,263	Pacific Ethanol, Inc.*	14,144
1,401	Panhandle Oil & Gas, Inc., Class A	32,363
751	Par Pacific Holdings, Inc.*^	13,548
2,701	Parsley Energy, Inc., Class A*	74,953
6,440	PBF Energy, Inc., Class A^	143,354
2,256	PDC Energy, Inc.*	97,256
3,477	Phillips 66	287,513
1,015	Pioneer Natural Resources Co.	161,974
6	PrimeEnergy Corp.*	276
9,171	QEP Resources, Inc.*	92,627
4,715	Range Resources Corp.	109,247
3,344	Renewable Energy Group, Inc.*^	43,305
374	REX American Resources Corp.*	36,113
8,064	Rice Energy, Inc.*	214,744
1,820	Ring Energy, Inc.*	23,660
2,700	RSP Permian, Inc.*	87,129
11,997	Scorpio Tankers, Inc.	47,628
3,285	SemGroup Corp., Class A	88,695
5,342	Ship Finance International^	72,651
3,546	SM Energy Co.^	58,615
8,098	SRC Energy, Inc.*^	54,500
5,426	Targa Resources Corp.	245,255
6,407	Teekay Shipping Corp.^	42,735
10,540	Tesoro Corp.	986,544
8,403	Valero Energy Corp.	566,866
13,460	Whiting Petroleum Corp.*^	74,165
3,976	Williams Cos., Inc. (The)	120,393
2,914	World Fuel Services Corp.	112,043
17,173	WPX Energy, Inc.*	165,891

		16,409,730

Paper & Forest Products (0.2%):
3,411	Boise Cascade Co.*	103,694
1,659	Clearwater Paper Corp.*	77,558
375	Deltic Timber Corp.^	27,998
4,068	Domtar Corp.	156,293
9,067	KapStone Paper & Packaging Corp.	187,051
6,141	Louisiana-Pacific Corp.*	148,060
5,575	Mercer International, Inc.	64,113
1,274	Neenah Paper, Inc.	102,239
700	P.H. Glatfelter Co.	13,678
7,266	Resolute Forest Products*	31,970
2,301	Schweitzer-Mauduit International, Inc.	85,666

		998,320

Personal Products (0.4%):
22,998	Avon Products, Inc.*	87,392
14,246	Coty, Inc., Class A	267,255
2,990	Edgewell Personal Care Co.*^	227,300

Continued

19

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
5,076	Estee Lauder Co., Inc. (The), Class A	$487,194
2,955	Herbalife, Ltd.*^	210,780
1,755	Inter Parfums, Inc.	64,321
923	Medifast, Inc.	38,277
1,236	Natures Sunshine Products, Inc.	16,377
4,482	Nu Skin Enterprises, Inc., Class A^	281,649
723	Nutraceutical International Corp.	30,113
2,385	Revlon, Inc.*	56,525
340	United-Guardian, Inc.^	5,253
1,364	Usana Health Sciences, Inc.*^	87,432

		1,859,868

Pharmaceuticals (3.1%):
7,282	Akorn, Inc.*	244,238
4,237	Allergan plc	1,029,972
2,003	Amphastar Pharmaceuticals, Inc.*	35,774
400	ANI Pharmaceuticals, Inc.*	18,720
1,490	Aralez Pharmacuticals, Inc.*	2,012
12,668	Bristol-Myers Squibb Co.	705,861
6,427	Catalent, Inc.*	225,588
1,290	Corcept Therapeutics, Inc.*^	15,222
1,468	Cumberland Pharmaceuticals, Inc.*	10,379
16,913	Eli Lilly & Co.	1,391,940
4,308	Endo International plc*	48,120
5,365	Horizon Pharma plc*	63,683
2,984	Impax Laboratories, Inc.*^	48,042
1,011	Jazz Pharmaceuticals plc*	157,211
47,613	Johnson & Johnson Co.	6,298,723
2,281	Lannett Co., Inc.*^	46,532
42	Lipocine, Inc.*	169
3,682	Mallinckrodt plc*	164,990
3,113	Medicines Co. (The)*^	118,325
44,315	Merck & Co., Inc.	2,840,148
3,026	Mylan NV*	117,469
728	Perrigo Co. plc^	54,979
105,721	Pfizer, Inc.	3,551,168
793	Phibro Animal Health Corp., Class A	29,381
3,358	Prestige Brands Holdings, Inc.*	177,336
870	Sciclone Pharmaceuticals, Inc.*	9,570
2,641	Sucampo Pharmaceuticals, Inc., Class A*^	27,731
1,789	Supernus Pharmaceuticals, Inc.*^	77,106
923	Taro Pharmaceutical Industries, Ltd.*	103,431
12,563	Zoetis, Inc.	783,680
817	Zogenix, Inc.*^	11,847

		18,409,347

Professional Services (0.6%):
846	Advisory Board Co. (The)*	43,569
494	Barrett Business Services, Inc.	28,301
3,745	CBIZ, Inc.*	56,175
1,503	CDI Corp.*	8,793
456	CRA International, Inc.	16,562
2,185	Dun & Bradstreet Corp.	236,308
3,281	Equifax, Inc.	450,874

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
1,564	Exponent, Inc.	$91,181
1,105	Franklin Covey Co.*	21,327
2,551	FTI Consulting, Inc.*	89,183
1,304	GP Strategies Corp.*	34,426
1,205	Heidrick & Struggles International, Inc.	26,209
3,834	Hill International, Inc.*	19,937
1,763	Huron Consulting Group, Inc.*	76,162
1,472	ICF International, Inc.*	69,331
974	Insperity, Inc.	69,154
1,623	Kelly Services, Inc., Class A	36,436
2,263	Kforce, Inc.	44,355
3,332	Korn/Ferry International	115,054
3,986	Manpower, Inc.	445,036
1,887	Mistras Group, Inc.*	41,457
3,651	Navigant Consulting, Inc.*	72,144
7,090	Nielsen Holdings plc	274,099
3,930	On Assignment, Inc.*	212,810
2,125	Resources Connection, Inc.	29,113
5,330	Robert Half International, Inc.	255,467
4,146	RPX Corp.*	57,837
2,853	TransUnion*	123,563
2,994	TriNet Group, Inc.*	98,024
2,213	Trueblue, Inc.*	58,645
5,710	Verisk Analytics, Inc.*	481,752
840	Volt Information Sciences, Inc.*	3,318
633	Willdan Group, Inc.*^	19,338

		3,705,940

Real Estate Management & Development (0.3%):
2,578	Alexander & Baldwin, Inc.	106,678
400	Altisource Portfolio Solutions*	8,728
11,461	CBRE Group, Inc., Class A*	417,179
339	Consolidated-Tomoka Land Co.	19,306
2,547	Forestar Group, Inc.*	43,681
232	FRP Holdings, Inc.*	10,707
318	Griffin Industrial Realty, Inc.	9,976
2,632	HFF, Inc., Class A	91,515
1,856	Howard Hughes Corp. (The)*	227,991
2,068	Jones Lang LaSalle, Inc.	258,500
5,386	Kennedy-Wilson Holdings, Inc.	102,603
2,112	Marcus & Millichap, Inc.*	55,672
988	RE/MAX Holdings, Inc., Class A	55,377
7,526	Realogy Holdings Corp.	244,219
1,206	Tejon Ranch Co.*	24,892
1,038	The RMR Group, Inc., Class A	50,499
3,157	The St. Joe Co.*^	59,194

		1,786,717

Road & Rail (1.3%):
943	AMERCO, Inc.^	345,195
1,475	ArcBest Corp.	30,385
5,102	Avis Budget Group, Inc.*^	139,132
2,663	Celadon Group, Inc.^	8,388
1,699	Covenant Transportation Group, Inc., Class A*^	29,783

Continued

20

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
19,297	CSX Corp.	$1,052,844
2,097	Genesee & Wyoming, Inc., Class A*	143,414
6,907	Heartland Express, Inc.^	143,804
660	Hertz Global Holdings, Inc.*^	7,590
3,855	J.B. Hunt Transport Services, Inc.	352,270
4,667	Kansas City Southern	488,402
5,215	Knight Transportation, Inc.^	193,216
2,480	Landstar System, Inc.	212,288
6,406	Norfolk Southern Corp.	779,610
4,149	Old Dominion Freight Line, Inc.	395,151
2,916	Roadrunner Transportation System, Inc.*	21,199
5,496	Ryder System, Inc.	395,602
1,912	Saia, Inc.*	98,086
8,442	Swift Transportation Co.*	223,713
18,791	Union Pacific Corp.	2,046,527
2,010	Universal Truckload Services, Inc.	30,150
1,023	USA Truck, Inc.*	8,859
6,273	Werner Enterprises, Inc.^	184,113
1,829	YRC Worldwide, Inc.*^	20,338

		7,350,059

Semiconductors & Semiconductor Equipment (3.5%):
1,825	Advanced Energy Industries, Inc.*	118,059
11,593	Advanced Micro Devices, Inc.*^	144,681
2,031	Alpha & Omega Semiconductor, Ltd.*	33,857
22,065	Amkor Technology, Inc.*	215,575
4,113	Analog Devices, Inc.	319,991
16,074	Applied Materials, Inc.	664,017
1,615	Axcelis Technologies, Inc.*	33,834
1,701	AXT, Inc.*	10,801
1,948	Broadcom, Ltd.	453,981
3,846	Brooks Automation, Inc.	83,420
1,455	Cabot Microelectronics Corp.	107,423
1,398	Cavium, Inc.*	86,858
437	CEVA, Inc.*	19,862
3,276	Cirrus Logic, Inc.*^	205,471
1,955	Cohu, Inc.	30,772
3,874	Cree, Inc.*^	95,494
15,763	Cypress Semiconductor Corp.^	215,165
3,151	Diodes, Inc.*	75,719
7,419	Entegris, Inc.*	162,847
4,300	First Solar, Inc.*	171,484
3,971	FormFactor, Inc.*	49,240
1,314	GSI Technology, Inc.*	10,328
5,415	Integrated Device Technology, Inc.*	139,653
124,450	Intel Corp.	4,198,943
2,413	IXYS Corp.*	39,694
6,380	KLA-Tencor Corp.	583,834
3,756	Kopin Corp.*^	13,935
3,624	Kulicke & Soffa Industries, Inc.*	68,928
3,269	Lam Research Corp.	462,335
6,641	Lattice Semiconductor Corp.*	44,229
740	MA-COM Technology Solutions Holdings, Inc.*^	41,270

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
12,590	Marvell Technology Group, Ltd.	$207,987
5,668	Maxim Integrated Products, Inc.	254,493
2,590	MaxLinear, Inc., Class A*	72,235
3,257	Microchip Technology, Inc.^	251,375
44,921	Micron Technology, Inc.*	1,341,341
4,902	Microsemi Corp.*	229,414
2,866	MKS Instruments, Inc.	192,882
306	Monolithic Power Systems, Inc.	29,498
1,348	Nanometrics, Inc.*	34,091
1,500	Neophotonics Corp.*	11,580
150	NVE Corp.	11,550
21,938	NVIDIA Corp.	3,171,357
25,792	ON Semiconductor Corp.*^	362,120
1,438	PDF Solutions, Inc.*^	23,655
5,010	Photronics, Inc.*	47,094
999	Power Integrations, Inc.	72,827
2,420	Qorvo, Inc.*	153,234
23,194	QUALCOMM, Inc.	1,280,773
2,529	Rambus, Inc.*	28,906
2,429	Rudolph Technologies, Inc.*	55,503
2,922	Semtech Corp.*	104,462
1,920	Sigma Designs, Inc.*	11,232
867	Silicon Laboratories, Inc.*	59,259
6,757	Skyworks Solutions, Inc.	648,334
5,527	Sunpower Corp.*^	51,622
1,692	Synaptics, Inc.*^	87,493
9,087	Teradyne, Inc.	272,883
22,921	Texas Instruments, Inc.	1,763,313
3,598	Veeco Instruments, Inc.*	100,204
3,439	Versum Materials, Inc.	111,768
3,038	Xcerra Corp.*	29,681
6,423	Xilinx, Inc.	413,127
3,173	Xperi Corp.	94,555

		20,481,548

Software (4.0%):
7,811	ACI Worldwide, Inc.*	174,732
6,622	Activision Blizzard, Inc.	381,229
5,352	Adobe Systems, Inc.*	756,988
1,009	American Software, Inc., Class A	10,383
1,999	ANSYS, Inc.*	243,238
5,023	Aspen Technology, Inc.*	277,571
1,104	Autodesk, Inc.*	111,305
2,272	Aware, Inc.*	11,701
2,812	Barracuda Networks, Inc.*	64,845
2,184	Blackbaud, Inc.^	187,278
25,743	CA, Inc.	887,362
8,502	Cadence Design Systems, Inc.*	284,732
4,532	CDK Global, Inc.	281,256
4,211	Citrix Systems, Inc.*	335,111
5,712	Dell Technologies, Inc., Class V*	349,060
1,468	Ebix, Inc.	79,125
5,572	Electronic Arts, Inc.*	589,072

Continued

21

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
699	Ellie Mae, Inc.*	$76,827
1,083	Evolving Systems, Inc.*	5,577
1,493	Fair Isaac Corp.	208,139
1,784	FireEye, Inc.*^	27,135
1,444	Fortinet, Inc.*	54,063
977	Globant SA*	42,441
1,865	Guidewire Software, Inc.*^	128,144
6,066	Intuit, Inc.	805,626
3,996	Manhattan Associates, Inc.*	192,048
150,128	Microsoft Corp.	10,348,324
430	MicroStrategy, Inc., Class A*	82,418
1,803	Monotype Imaging Holdings, Inc.	32,995
11,007	Nuance Communications, Inc.*	191,632
56,415	Oracle Corp.	2,828,649
2,127	Paycom Software, Inc.*^	145,508
3,912	Pegasystems, Inc.	228,265
2,433	Progress Software Corp.	75,155
393	PTC, Inc.*	21,662
581	QAD, Inc.	18,621
1,224	Qualys, Inc.*	49,939
974	RealPage, Inc.*	35,015
4,474	Red Hat, Inc.*	428,386
294	Rosetta Stone, Inc.*	3,169
737	Rubicon Project, Inc.*	3,788
3,148	Salesforce.com, Inc.*	272,617
2,393	SeaChange International, Inc.*	6,365
1,348	ServiceNow, Inc.*	142,888
2,372	Silver Spring Networks, Inc.*^	26,756
967	Splunk, Inc.*^	55,013
6,506	SS&C Technologies Holdings, Inc.	249,895
7,167	Symantec Corp.	202,468
2,279	Synchronoss Technologies, Inc.*^	37,490
3,608	Synopsys, Inc.*	263,131
766	Tableau Software, Inc., Class A*	46,933
3,732	Take-Two Interactive Software, Inc.*	273,854
2,229	Telenav, Inc.*	18,055
7,428	TiVo Corp.	138,532
547	Tyler Technologies, Inc.*	96,091
1,722	VASCO Data Security International, Inc.*	24,711
2,730	Verint Systems, Inc.*	111,111
742	VMware, Inc., Class A*^	64,873
803	Workday, Inc., Class A*^	77,891
664	Zedge, Inc., Class B*	1,467
37,216	Zynga, Inc.*	135,466

		23,304,121

Specialty Retail (3.2%):
5,776	Aaron’s, Inc.	224,686
2,444	Advance Auto Parts, Inc.	284,946
13,744	American Eagle Outfitters, Inc.^	165,615
492	America’s Car Mart, Inc.*	19,139
2,209	Asbury Automotive Group, Inc.*	124,919
9,258	Ascena Retail Group, Inc.*	19,905

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
6,942	AutoNation, Inc.*^	$292,675
600	AutoZone, Inc.*^	342,276
3,164	Barnes & Noble Education, Inc.*	33,633
5,007	Barnes & Noble, Inc.	38,053
9,785	Bed Bath & Beyond, Inc.^	297,464
18,685	Best Buy Co., Inc.^	1,071,211
1,657	Big 5 Sporting Goods Corp.^	21,624
1,519	Boot Barn Holdings, Inc.*	10,755
583	Build-A-Bear Workshop, Inc.*	6,092
1,808	Burlington Stores, Inc.*	166,318
4,737	Cabela’s, Inc., Class A*	281,473
3,318	Caleres, Inc.	92,174
6,888	CarMax, Inc.*^	434,357
1,987	Cato Corp., Class A^	34,951
7,822	Chico’s FAS, Inc.^	73,683
1,389	Children’s Place Retail Stores, Inc. (The)^	141,817
1,991	Christopher & Banks Corp.*	2,608
881	Citi Trends, Inc.	18,695
1,097	Destination Maternity Corp.*	3,554
2,864	Destination XL Group, Inc.*^	6,730
4,900	Dick’s Sporting Goods, Inc.	195,167
5,289	DSW, Inc., Class A	93,615
6,313	Express, Inc.*	42,613
2,165	Finish Line, Inc. (The), Class A	30,678
2,499	Five Below, Inc.*^	123,376
6,511	Foot Locker, Inc.	320,862
2,397	Francesca’s Holdings Corp.*	26,223
9,167	GameStop Corp., Class A^	198,099
16,270	Gap, Inc. (The)	357,777
1,571	Genesco, Inc.*	53,257
1,600	Group 1 Automotive, Inc.	101,312
4,368	Guess?, Inc.^	55,823
1,166	Haverty Furniture Cos., Inc.	29,267
1,874	Hibbett Sports, Inc.*^	38,886
30,305	Home Depot, Inc. (The)	4,648,788
1,036	Kirkland’s, Inc.*	10,650
4,361	L Brands, Inc.^	235,014
1,938	Lithia Motors, Inc., Class A^	182,618
22,189	Lowe’s Cos., Inc.	1,720,314
1,141	Lumber Liquidators Holdings, Inc.*	28,593
1,427	MarineMax, Inc.*	27,898
4,050	Michaels Cos., Inc. (The)*	75,006
1,920	Monro Muffler Brake, Inc.^	80,160
3,308	Murphy U.S.A., Inc.*^	245,156
4,842	New York & Co.*	6,682
9,321	Office Depot, Inc.	52,570
2,277	O’Reilly Automotive, Inc.*^	498,071
5,666	Party City Holdco, Inc.*	88,673
7,245	Penske Automotive Group, Inc.	318,128
1,904	Perfumania Holdings, Inc.*	3,237
170	Pier 1 Imports, Inc.	882
900	Rent-A-Center, Inc.	10,548
2,425	RH*^	156,461

Continued

22

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
10,582	Ross Stores, Inc.	$610,899
9,608	Sally Beauty Holdings, Inc.*^	194,562
2,956	Select Comfort Corp.*^	104,908
600	Shoe Carnival, Inc.^	12,528
3,863	Signet Jewelers, Ltd.^	244,296
3,293	Sonic Automotive, Inc., Class A	64,049
1,606	Sportsman’s Warehouse Holdings, Inc.*	8,672
18,489	Staples, Inc.	186,184
3,378	Stein Mart, Inc.	5,709
289	Tandy Leather Factory, Inc.*	2,572
2,860	The Tile Shop Holdings, Inc.^	59,059
4,460	Tiffany & Co.	418,660
854	Tilly’s, Inc.	8,668
16,646	TJX Cos., Inc. (The)	1,201,342
4,639	Tractor Supply Co.^	251,480
737	Trans World Entertainment Corp.*	1,216
2,124	Ulta Salon, Cosmetics & Fragrance, Inc.*	610,310
10,387	Urban Outfitters, Inc.*^	192,575
1,993	Vitamin Shoppe, Inc.*	23,218
1,842	West Marine, Inc.	23,670
5,095	Williams-Sonoma, Inc.^	247,108
285	Winmark Corp.	36,751
2,204	Zumiez, Inc.*^	27,219

		18,801,412

Technology Hardware, Storage & Peripherals (3.8%):
130,714	Apple, Inc.	18,825,431
728	Astro-Med, Inc.	9,537
2,354	Avid Technology, Inc.*	12,382
748	Cray, Inc.*^	13,763
2,278	Diebold, Inc.^	63,784
1,956	Eastman Kodak Co.*^	17,800
1,744	Electronics for Imaging, Inc.*^	82,631
29,777	Hewlett Packard Enterprise Co.	494,000
30,646	HP, Inc.	535,692
7,866	NCR Corp.*	321,247
10,688	NetApp, Inc.	428,054
11,106	Seagate Technology plc	430,358
2,313	Super Micro Computer, Inc.*^	57,015
6,156	Western Digital Corp.	545,422
6,429	Xerox Corp.	184,705

		22,021,821

Textiles, Apparel & Luxury Goods (1.0%):
2,618	Carter’s, Inc.	232,871
484	Cherokee, Inc.*	3,364
9,539	Coach, Inc.	451,575
3,392	Columbia Sportswear Co.^	196,940
4,393	Crocs, Inc.*	33,870
810	Culp, Inc.	26,325
2,320	Deckers Outdoor Corp.*	158,363
3,440	Fossil Group, Inc.*^	35,604
2,068	G-III Apparel Group, Ltd.*^	51,597
13,867	Hanesbrands, Inc.^	321,160

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
3,172	Iconix Brand Group, Inc.*^	$21,919
6,072	Kate Spade & Co.*	112,271
4,434	Lululemon Athletica, Inc.*	264,576
7,166	Michael Kors Holdings, Ltd.*	259,768
30,212	Nike, Inc., Class C	1,782,507
1,259	Oxford Industries, Inc.	78,675
600	Perry Ellis International, Inc.*	11,676
2,605	PVH Corp.	298,273
887	Ralph Lauren Corp.	65,461
570	Rocky Brands, Inc.	7,667
3,577	Sequential Brands Group, Inc.*	14,272
7,159	Skechers U.S.A., Inc., Class A*	211,191
3,826	Steven Madden, Ltd.*^	152,849
700	Superior Uniform Group, Inc.^	15,645
3,720	Under Armour, Inc., Class A*^	80,947
3,746	Under Armour, Inc., Class C*^	75,519
1,027	Unifi, Inc.*	31,632
802	Vera Bradley, Inc.*	7,844
5,997	VF Corp.^	345,426
6,221	Wolverine World Wide, Inc.	174,250

		5,524,037

Thrifts & Mortgage Finance (0.5%):
493	ASB Bancorp, Inc.*	21,667
8,629	Astoria Financial Corp.	173,873
3,548	Bank Mutual Corp.	32,464
1,591	BankFinancial Corp.	23,738
4,285	Beneficial Bancorp, Inc.	64,275
4,484	BofI Holding, Inc.*^	106,360
311	BSB Bancorp, Inc.*^	9,097
9,121	Capitol Federal Financial, Inc.	129,609
1,278	Charter Financial Corp.	23,004
2,063	Clifton Bancorp, Inc.^	34,101
2,791	Dime Community Bancshares	54,704
855	ESSA Bancorp, Inc.	12,586
4,321	Essent Group, Ltd.*	160,482
403	Federal Agricultural Mortgage Corp.	26,074
408	First Capital, Inc.	12,799
4,276	Flagstar Bancorp, Inc.*	131,786
8	Greene County Bancorp, Inc.	218
155	Hingham Institution for Savings	28,199
1,670	HomeStreet, Inc.*	46,217
787	HopFed Bancorp, Inc.	11,577
613	IF Bancorp, Inc.	11,954
966	Impac Mortgage Holdings, Inc.*	14,616
5,119	Kearny Financial Corp.^	76,017
1,249	Kentucky First Federal Bancorp	11,803
750	Lake Shore Bancorp, Inc.	11,918
194	LendingTree, Inc.*	33,407
759	Malvern Bancorp, Inc.*	18,178
3,570	Meridian Bancorp, Inc.	60,333
484	Meta Financial Group, Inc.	43,076
19,071	MGIC Investment Corp.*	213,594

Continued

23

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
5,566	Nationstar Mortgage Holdings, Inc.*^	$99,576
10,538	New York Community Bancorp, Inc.^	138,364
3,378	NMI Holdings, Inc., Class A*	38,678
1,311	Northeast Community Bancorp, Inc.	11,078
2,984	Northfield Bancorp, Inc.	51,176
5,417	Northwest Bancshares, Inc.^	84,559
2,643	Oceanfirst Financial Corp.	71,678
503	Oconee Federal Financial Corp.	13,978
6,975	Ocwen Financial Corp.*	18,763
3,358	Oritani Financial Corp.^	57,254
1,218	PennyMac Financial Services, Inc., Class A*	20,341
3,040	PHH Corp.*	41,861
679	Provident Financial Holdings, Inc.	13,071
3,473	Provident Financial Services, Inc.	88,145
10,356	Radian Group, Inc.	169,320
420	Riverview Bancorp, Inc.	2,789
967	SI Financial Group, Inc.	15,569
561	Southern Missouri Bancorp, Inc.	18,098
733	Territorial Bancorp, Inc.	22,862
5,881	TFS Financial Corp.	90,979
7,273	TrustCo Bank Corp.	56,366
3,739	United Community Financial Corp.	31,071
3,669	United Financial Bancorp, Inc.	61,236
3,636	Washington Federal, Inc.	120,715
2,036	Waterstone Financial, Inc.	38,379
2,181	Wawlker & Dunlop, Inc.*	106,498
1,498	Western New England BanCorp, Inc.	15,205
1,534	WSFS Financial Corp.	69,567

		3,164,902

Tobacco (1.4%):
49,910	Altria Group, Inc.	3,716,798
28,027	Philip Morris International, Inc.	3,291,771
8,746	Reynolds American, Inc.	568,840
1,284	Universal Corp.	83,075
7,323	Vector Group, Ltd.^	156,126

		7,816,610

Trading Companies & Distributors (0.6%):
7,861	Air Lease Corp.^	293,687
4,508	Aircastle, Ltd.^	98,049
2,594	Applied Industrial Technologies, Inc.	153,176
2,840	Beacon Roofing Supply, Inc.*	139,160
3,157	BMC Stock Holdings, Inc.*	68,980
1,592	CAI International, Inc.*^	37,571
644	DXP Enterprises, Inc.*	22,218
9,739	Fastenal Co.^	423,938
2,000	H&E Equipment Services, Inc.	40,820
6,084	HD Supply Holdings, Inc.*	186,353
1,299	Herc Holdings, Inc.*	51,077
1,307	Huttig Building Products, Inc.*	9,162
2,054	Kaman Corp., Class A	102,433
2,802	MRC Global, Inc.*	46,289
2,233	MSC Industrial Direct Co., Inc., Class A	191,949

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
4,627	NOW, Inc.*^	$74,402
1,902	Rush Enterprises, Inc., Class A*	70,716
1,007	TransAct Technologies, Inc.*	12,235
2,536	Triton International, Ltd.	84,804
4,343	United Rentals, Inc.*^	489,499
6,334	Univar, Inc.*	184,953
1,184	Veritiv Corp.*	53,280
2,272	W.W. Grainger, Inc.^	410,164
1,734	Watsco, Inc.^	267,383
84	Watsco, Inc., Class B	12,938
2,955	WESCO International, Inc.*	169,322

		3,694,558

Transportation Infrastructure (0.0%):
2,859	Macquarie Infrastructure Corp.	224,146

Water Utilities (0.1%):
2,327	American States Water Co.^	110,323
3,393	American Water Works Co., Inc.	264,485
5,010	Aqua America, Inc.^	166,833
491	Artesian Resources Corp.	18,481
2,891	California Water Service Group	106,389
665	Connecticut Water Service, Inc.	36,914
979	Middlesex Water Co.	38,768
669	Pure Cycle Corp.*	5,185
1,234	SJW Corp.	60,688
772	York Water Co. (The)^	26,904

		834,970

Wireless Telecommunication Services (0.2%):
2,055	Boingo Wireless, Inc.*	30,743
4,154	Shenandoah Telecommunications Co.^	127,528
1,649	Spok Holdings, Inc.	29,187
15,850	Sprint Corp.*	130,129
6,397	Telephone & Data Systems, Inc.	177,517
7,271	T-Mobile US, Inc.*	440,767
782	United States Cellular Corp.*	29,966

		965,837

Total Common Stocks (Cost $508,296,248)		576,181,504

Rights (0.0%):
Biotechnology (0.0%):
2,582	Dyax Corp. CVR, Expires on 12/31/19*(a)(b)	2,866

Media (0.0%):
9,820	Media General, Inc. CVR, Expires on 7/18/17*(a)(b)	18,658

Total Rights (Cost $3,043)		21,524

Securities Held as Collateral for Securities on Loan (9.7%):
$56,278,213	AZL DFA U.S. Core Equity Fund Securities Lending Collateral Account(c)	56,278,213

Total Securities Held as Collateral for Securities on Loan (Cost $56,278,213)		56,278,213

Continued

24

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (0.0%):
$239,428	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.75%(d)	$239,428

Total Unaffiliated Investment Company (Cost $239,428)		239,428

Total Investment Securities (Cost $564,816,932)(e) — 109.5%		632,720,669
Net other assets (liabilities) — (9.5)%		(54,915,066)

Net Assets — 100.0%		$577,805,603

Percentages indicated are based on net assets as of June 30, 2017.

ADR—American Depositary Receipt

CVR—Contingency Valued Rights

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $55,023,723.

(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2017, these securities represent 0.04% of the net assets of the Fund.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2017. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(d)	The rate represents the effective yield at June 30, 2017.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

25

AZL DFA U.S. Core Equity Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investment securities, at cost	$564,816,932

Investment securities, at value*	$632,720,669
Cash	382
Interest and dividends receivable	500,617
Receivable for investments sold	1,361,088
Reclaims receivable	746

Total Assets	634,583,502

Liabilities:
Payable for capital shares redeemed	75,992
Payable for collateral received on loaned securities	56,278,213
Manager fees payable	258,739
Administration fees payable	15,394
Distribution fees payable	119,787
Custodian fees payable	3,746
Administrative and compliance services fees payable	2,344
Transfer agent fees payable	964
Trustee fees payable	4,652
Other accrued liabilities	18,068

Total Liabilities	56,777,899

Net Assets	$577,805,603

Net Assets Consist of:
Capital	$495,044,589
Accumulated net investment income/(loss)	9,544,505
Accumulated net realized gains/(losses) from investment transactions	5,312,738
Net unrealized appreciation/(depreciation) on investments	67,903,771

Net Assets	$577,805,603

Shares of beneficial interest (unlimited number of shares authorized, no par value)	49,961,576
Net Asset Value (offering and redemption price per share)	$11.56

*	Includes securities on loan of $55,023,723.

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$5,258,385
Interest	83
Income from securities lending	134,204
Foreign withholding tax	(1,724)

Total Investment Income	5,390,948

Expenses:
Manager fees	2,318,973
Administration fees	86,281
Distribution fees	724,678
Custodian fees	14,047
Administrative and compliance services fees	5,409
Transfer agent fees	3,560
Trustee fees	17,636
Professional fees	18,513
Shareholder reports	4,833
Other expenses	8,433

Total expenses before reductions	3,202,363
Less expenses voluntarily waived/reimbursed by the Manager	(753,668)

Net expenses	2,448,695

Net Investment Income/(Loss)	2,942,253

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	4,101,637
Change in net unrealized appreciation/depreciation on investments	36,553,280

Net Realized/Unrealized Gains/(Losses) on Investments	40,654,917

Change in Net Assets Resulting From Operations	$43,597,170

See accompanying notes to the financial statements.

26

AZL DFA U.S. Core Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,942,253	$6,769,827
Net realized gains/(losses) on investment transactions	4,101,637	1,787,765
Change in unrealized appreciation/depreciation on investments	36,553,280	65,900,402

Change in net assets resulting from operations	43,597,170	74,457,994

Distributions to Shareholders:
From net investment income	—	(5,009,038)

Change in net assets resulting from distributions to shareholders	—	(5,009,038)

Capital Transactions:
Proceeds from shares issued	4,404,925	59,090,768
Proceeds from dividends reinvested	—	5,009,038
Value of shares redeemed	(52,284,403)	(109,037,201)

Change in net assets resulting from capital transactions	(47,879,478)	(44,937,395)

Change in net assets	(4,282,308)	24,511,561
Net Assets:
Beginning of period	582,087,911	557,576,350

End of period	$577,805,603	$582,087,911

Accumulated net investment income/(loss)	$9,544,505	$6,602,252

Share Transactions:
Shares issued	394,055	5,965,055
Dividends reinvested	—	503,927
Shares redeemed	(4,645,330)	(10,989,431)

Change in shares	(4,251,275)	(4,520,449)

See accompanying notes to the financial statements.

27

AZL DFA U.S. Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	April 27, 2015 to December 31, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.74		$9.49	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.07		0.13	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	0.75		1.21	(0.59)

Total from Investment Activities	0.82		1.34	(0.51)

Net Investment Income	—		(0.09)	—

Total Dividends	—		(0.09)	—

Net Asset Value, End of Period	$11.56		$10.74	$9.49

Total Return(b)	7.73	%(c)	14.25%	(5.10	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$577,806		$582,088	$557,576
Net Investment Income/(Loss)(d)	1.01%		1.24%	1.12%
Expenses Before Reductions(d)(e)	1.10%		1.10%	1.12%
Expenses Net of Reductions(d)	0.84%		0.84%	0.86%
Portfolio Turnover Rate	1	%(c)	10%	12	%(c)

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

28

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Core Equity Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

29

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $49 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $13,121 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions Common Stocks	$55,903,301	$374,912	$—	$—		$56,278,213

Total Securities Lending Transactions	55,903,301	374,912	—	—		56,278,213

Total Borrowings	$55,903,301	$374,912	$—	$—		$56,278,213

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$56,278,213

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2017, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL DFA U.S. Core Equity Fund	0.80%	1.20%

*	The Manager voluntarily reduced the management fee to 0.54% on all assets. After April 30, 2018 the manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

30

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $3,531 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

31

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$576,181,504	$—	$576,181,504
Rights	—	21,524	21,524
Securities Held as Collateral for Securities on Loan	—	56,278,213	56,278,213
Unaffiliated Investment Company	239,428	—	239,428

Total Investment Securities	$576,420,932	$56,299,737	$632,720,669

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA U.S. Core Equity Fund	$6,644,730	$50,368,822

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $564,798,996. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$102,547,074
Unrealized (depreciation)	(34,625,401)

Net unrealized appreciation/(depreciation)	$67,921,673

Capital loss carry forwards (“CLCFs”) subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or longterm. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires

During the year ended December 31, 2016, the Fund utilized $647,707 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL DFA U.S. Core Equity Fund	$5,009,038	$—	$5,009,038

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

32

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL DFA U.S. Core Equity Fund	$6,608,870	$1,212,581	$—	$31,342,393	$39,163,844

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2017.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

33

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

34

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® DFA U.S. Small Cap Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 20

Statement of Operations Page 20

Statements of Changes in Net Assets Page 21

Financial Highlights Page 22

Notes to the Financial Statements Page 23

Other Information Page 28

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Small Cap Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA U.S. Small Cap Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL DFA U.S. Small Cap Fund	$1,000.00	$1,015.70	$5.10	1.02%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL DFA U.S. Small Cap Fund	$1,000.00	$1,019.72	$5.11	1.02%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	22.3%
Industrials	19.5
Consumer Discretionary	15.7
Information Technology	15.3
Health Care	8.8
Materials	5.3
Utilities	4.5
Consumer Staples	3.9
Energy	3.2
Telecommunication Services	1.1
Real Estate	0.6

Total Common Stocks	100.2
Right	0.2
Securities Held as Collateral for Securities on Loan	23.0
Money Market	— ^

Total Investment Securities	123.4
Net other assets (liabilities)	(23.4)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (100.2%):
Aerospace & Defense (1.7%):
1,397	AAR Corp.	$48,560
11,200	Aerojet Rocketdyne Holdings, Inc.*	232,960
3,952	AeroVironment, Inc.*	150,966
1,402	Air Industries Group, Inc.*	2,510
5,128	Arotech Corp.*	18,204
3,415	Astronics Corp.*	104,055
8,722	Axon Enterprise, Inc.*^	219,271
685	CPI Aerostructures, Inc.*	6,439
4,364	Cubic Corp.	202,053
774	Curtiss-Wright Corp.	71,038
10,090	DigitalGlobe, Inc.*	335,997
766	Ducommun, Inc.*	24,190
3,343	Engility Holdings, Inc.*	94,941
808	Esterline Technologies Corp.*	76,598
3,376	Innovative Solutions & Support, Inc.*	14,854
7,000	KLX, Inc.*	350,000
11,071	Kratos Defense & Security Solutions, Inc.*	131,413
4,348	Mercury Computer Systems, Inc.*	183,007
5,351	Moog, Inc., Class A*	383,774
66	Moog, Inc., Class B*	4,752
1,184	National Presto Industries, Inc.	130,832
590	Sparton Corp.*	12,974
633	Tel-Instrument Electronics Corp.*	2,026
7,022	The KEYW Holding Corp.*^	65,656
6,548	Triumph Group, Inc.^	206,917
15,588	WESCO Aircraft Holdings, Inc.*	169,130

		3,243,117

Air Freight & Logistics (0.6%):
492	Air T, Inc.*	10,430
14,520	Air Transport Services Group, Inc.*	316,245
1,862	Atlas Air Worldwide Holdings, Inc.*	97,103
4,235	Echo Global Logistics, Inc.*	84,277
4,737	Forward Air Corp.	252,387
5,582	Hub Group, Inc.*	214,070
2,328	Park-Ohio Holdings Corp.	88,697
5,212	Radiant Logistics, Inc.*	28,041

		1,091,250

Airlines (0.4%):
2,342	Allegiant Travel Co.^	317,575
562	Copa Holdings SA, Class A	65,754
7,320	Hawaiian Holdings, Inc.*^	343,674
1,113	SkyWest, Inc.	39,066
2,855	Spirit Airlines, Inc.*	147,461

		913,530

Auto Components (1.8%):
12,952	American Axle & Manufacturing Holdings, Inc.*^	202,051
8,007	Cooper Tire & Rubber Co.^	289,053
2,216	Cooper-Standard Holding, Inc.*	223,528
11,599	Dana Holding Corp.	259,006
4,979	Dorman Products, Inc.*	412,112
5,932	Fox Factory Holding Corp.*	211,179

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
5,653	Gentherm, Inc.*	$219,336
3,680	Horizon Global Corp.*^	52,845
3,713	LCI Industries^	380,211
7,745	Modine Manufacturing Co.*	128,180
3,366	Motorcar Parts of America, Inc.*	95,056
1,992	Shiloh Industries, Inc.*	23,386
6,373	Spartan Motors, Inc.	56,401
3,910	Standard Motor Products, Inc.^	204,180
5,863	Stoneridge, Inc.*	90,349
733	Strattec Security Corp.	25,948
4,822	Tenneco, Inc.	278,856
3,920	Tower International, Inc.	88,004
2,883	Visteon Corp.*	294,239
4,313	VOXX International Corp.*	35,367

		3,569,287

Automobiles (0.1%):
4,607	Winnebago Industries, Inc.^	161,245

Banks (14.0%):
1,584	1st Constitution Bancorp	28,116
4,420	1st Source Corp.	211,895
2,359	Access National Corp.	62,561
410	ACNB Corp.	12,505
1,639	American National Bankshares, Inc.	60,561
346	American River Bankshares	5,020
5,842	Ameris Bancorp	281,584
1,649	Ames National Corp.	50,459
294	Anchor Bancorp, Inc.*	7,424
2,791	Arrow Financial Corp.^	88,335
10,707	Associated Banc-Corp.	269,816
13	Auburn National Bancorp, Inc.	486
6,594	Banc of California, Inc.	141,771
2,407	BancFirst Corp.	232,516
736	Bancorp of New Jersey, Inc.	12,291
7,009	Bancorp, Inc. (The)*^	53,128
14,537	BancorpSouth, Inc.	443,378
2,653	Bank of Commerce Holdings	29,316
3,143	Bank of Hawaii Corp.^	260,775
1,200	Bank of Marin Bancorp	73,860
441	Bank of South Carolina Corp.	8,930
4,201	Banner Corp.	237,399
2,449	Bar Harbor Bankshares	75,478
1,367	Bay Bancorp, Inc.*	10,458
595	BCB Bancorp, Inc.	9,104
4,723	Berkshire Hills Bancorp, Inc.	166,013
13,042	Boston Private Financial Holdings, Inc.^	200,195
2,206	Bridge Bancorp, Inc.	73,460
12,156	Brookline Bancorp, Inc.	177,478
3,289	Bryn Mawr Bank Corp.^	139,783
74	C&F Financial Corp.	3,471
1,274	California First National Bancorp	24,015
2,359	Camden National Corp.	101,225
4,761	Canadian Imperial Bank of Commerce	386,403

Continued

2

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
4,547	Capital Bank Financial Corp., Class A	$173,241
3,242	Capital City Bank Group, Inc.	66,202
397	Carolina Financial Corp.	12,831
10,925	Cathay General Bancorp	414,603
8,484	Centerstate Banks, Inc.	210,912
5,261	Central Pacific Financial Corp.	165,564
1,141	Central Valley Community Bancorp	25,285
511	Century Bancorp, Inc.	32,500
5,879	Chemical Financial Corp.	284,602
940	Chemung Financial Corp.	38,427
2,509	Citizens & Northern Corp.^	58,359
261	Citizens First Corp.^	5,873
718	Citizens Holding Co.	18,668
2,576	City Holding Co.	169,681
797	Civista Bancshares, Inc.	16,641
2,720	CNB Financial Corp.	65,198
7,107	CoBiz Financial, Inc.	123,662
75	Codorus Valley Bancorp, Inc.	2,130
56	Colony Bankcorp, Inc.	767
8,715	Columbia Banking System, Inc.	347,293
7,640	Community Bank System, Inc.	426,082
3,296	Community Bankers Trust Corp.*	27,192
3,050	Community Trust Bancorp, Inc.	133,438
525	Community West Bancshares	5,460
5,611	ConnectOne Bancorp, Inc.	126,528
3,186	CU Bancorp*	115,174
5,060	Customers Bancorp, Inc.*^	143,097
16,555	CVB Financial Corp.^	371,329
130	DNB Financial Corp.	4,459
609	Eagle Bancorp Montana, Inc.	11,023
4,678	Eagle Bancorp, Inc.*	296,117
3,787	Enterprise Financial Services Corp.	154,510
300	Equity Bancshares, Inc.*	9,192
534	Evans Bancorp, Inc.	21,333
31,665	F.N.B. Corp.	448,375
1,103	Farmers Capital Bank Corp.	42,521
2,582	Farmers National Banc Corp.	37,439
242	Fauquier Bankshares, Inc.	4,659
819	FCB Financial Holdings, Inc.*	39,107
4,515	Fidelity Southern Corp.	103,213
2,609	Financial Institutions, Inc.	77,748
4,289	First Bancorp	134,074
34,474	First Bancorp*	199,605
2,165	First Bancorp, Inc.	58,585
965	First Bancshares, Inc. (The)	26,634
5,871	First Busey Corp.	172,138
1,646	First Business Financial Services, Inc.	37,990
453	First Citizens BancShares, Inc., Class A	168,833
3,144	First Commonwealth Financial Corp.	39,866
3,514	First Community Bankshares	96,108
2,774	First Connecticut Bancorp, Inc.	71,153
9,698	First Financial Bancorp	268,635

Shares		Fair Value
Common Stocks, continued
Banks, continued
9,006	First Financial Bankshares, Inc.^	$398,064
2,100	First Financial Corp.	99,330
1,717	First Financial Northwest, Inc.	27,695
2,578	First Foundation, Inc.*	42,357
8,453	First Horizon National Corp.	147,251
5,154	First Interstate BancSystem, Class A	191,729
6,546	First Merchants Corp.	262,756
12,960	First Midwest Bancorp, Inc.	302,098
3,897	First of Long Island Corp. (The)	111,454
28	First Savings Financial Group	1,533
888	First South Bancorp	14,688
234	First United Corp.*	3,498
908	First US Bancshares, Inc.	10,188
4,932	Flushing Financial Corp.	139,033
279	Franklin Financial Network, Inc.*	11,509
25,457	Fulton Financial Corp.	483,682
4,183	German American Bancorp, Inc.^	142,598
11,162	Glacier Bancorp, Inc.^	408,640
2,565	Great Southern Bancorp, Inc.	137,228
1,459	Great Western Bancorp, Inc.	59,542
885	Green BanCorp, Inc.*^	17,169
3,876	Guaranty Bancorp	105,427
5,026	Hancock Holding Co.	246,274
4,853	Hanmi Financial Corp.	138,068
40	Hawthorn Bancshares, Inc.	822
3,898	Heartland Financial USA, Inc.	183,596
5,183	Heritage Financial Corp.	137,350
4,977	Hertiage Commerce Corp.	68,583
15,083	Hilltop Holdings, Inc.	395,324
8,547	Home Bancshares, Inc.	212,820
3,318	Hometrust Bancshares, Inc.*	80,959
18,841	Hope BanCorp, Inc.	351,385
2,959	Horizon Bancorp	77,970
2,651	IBERIABANK Corp.	216,057
4,227	Independent Bank Corp.	281,730
3,196	Independent Bank Group, Inc.	190,162
9,938	International Bancshares Corp.	348,327
7,007	Lakeland Bancorp, Inc.	132,082
4,322	Lakeland Financial Corp.^	198,293
745	Landmark Bancorp, Inc.	22,946
1,512	LCNB Corp.	30,240
7,298	LegacyTexas Financial Group, Inc.^	278,273
5,225	Macatawa Bank Corp.	49,847
1,048	Mackinac Financial Corp.	14,672
4,070	Mainsource Financial Group, Inc.	136,386
5,393	MB Financial, Inc.	237,508
1,565	MBT Financial Corp.	15,181
3,203	Mercantile Bank Corp.	100,830
1,441	MidWestone Financial Group, Inc.	48,835
892	MutualFirst Financial, Inc.	31,844
4,474	National Bank Holdings Corp.	148,134
1,309	National Bankshares, Inc.	53,407

Continued

3

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
410	National Commerce Corp.*	$16,216
6,959	NBT Bancorp, Inc.	257,135
378	Nicolet Bankshares, Inc.*	20,680
1,136	Northeast Bancorp	23,118
1,357	Northrim Bancorp, Inc.^	41,253
406	Norwood Financial Corp.	17,154
7,468	OFG Bancorp	74,680
183	Ohio Valley Banc Corp.	6,597
2,029	Old Line Bancshares, Inc.	57,177
19,364	Old National Bancorp	334,029
1,004	Old Point Financial Corp.	33,012
3,314	Old Second Bancorp, Inc.	38,277
1,178	Opus Bank	28,508
1,398	Orrstown Financial Services, Inc.	31,944
3,315	Pacific Continental Corp.	84,698
1,718	Pacific Mercantile Bancorp*	15,118
4,430	Pacific Premier Bancorp, Inc.*	163,467
2,309	Park National Corp.^	239,489
8,402	Park Sterling Corp.	99,816
1,353	Parke Bancorp, Inc.	30,307
2,884	Peapack-Gladstone Financial Corp.	90,240
968	Penns Woods Bancorp, Inc.	39,862
395	Peoples Bancorp of NC	12,482
3,369	Peoples Bancorp, Inc.	108,246
452	People’s Utah BanCorp	12,114
7,987	Pinnacle Financial Partners, Inc.	501,583
3,264	Popular, Inc.	136,141
1,000	Porter Bancorp, Inc.*	10,270
2,485	Preferred Bank Los Angeles	132,873
955	Premier Financial Bancorp, Inc.	19,683
1,118	QCR Holdings, Inc.	52,993
5,547	Renasant Co.	242,626
2,499	Republic Bancorp, Inc., Class A	89,214
6,466	Republic First Bancorp, Inc.*^	59,811
6,121	S & T Bancorp, Inc.^	219,499
320	Salisbury Bancorp, Inc.	13,264
4,230	Sandy Spring Bancorp, Inc.	171,992
552	SB Financial Group, Inc.	9,378
6,202	Seacoast Banking Corp.*	149,468
1,252	Select Bancorp, Inc.*	15,299
2,703	ServisFirst Bancshares, Inc.^	99,714
2,325	Shore Bancshares, Inc.	38,246
2,735	Sierra Bancorp	67,144
4,932	Simmons First National Corp., Class A^	260,903
3,837	South State Corp.	328,831
562	Southern First Bancshares, Inc.*	20,822
2,309	Southern National Bancorp	40,638
4,452	Southside Bancshares, Inc.^	155,553
3,583	Southwest Bancorp	91,546
88	Southwest Georgia Financial Corp.	1,729
6,242	State Bank Financial Corp.	169,283
16,487	Sterling Bancorp^	383,323

Shares		Fair Value
Common Stocks, continued
Banks, continued
690	Stewardship Financial Corp.^	$6,555
3,509	Stock Yards Bancorp, Inc.^	136,500
1,101	Stonegate Bank	50,844
682	Summit Financial Group, Inc.	15,004
1,203	Summit State Bank	15,639
2,160	Sun Bancorp, Inc.	53,244
625	Sussex Bancorp	15,469
21,638	TCF Financial Corp.	344,910
2,836	Texas Capital Bancshares, Inc.*	219,506
2,544	Tompkins Financial Corp.^	200,264
9,685	TowneBank	298,298
4,274	TriCo Bancshares	150,231
5,240	Tristate Capital Holdings, Inc.*^	132,048
10,347	Trustmark Corp.	332,760
98	Two River Bancorp	1,822
3,397	UMB Financial Corp.	254,299
7,078	Union Bankshares Corp.	239,944
249	Union Bankshares, Inc.	11,828
450	United Bancshares, Inc.	10,463
9,858	United Bankshares, Inc.	386,434
3,612	United Community Banks, Inc.	100,414
916	United Security Bancshares	8,473
42	Unity Bancorp, Inc.	722
4,739	Univest Corp.	141,933
33,761	Valley National Bancorp^	398,716
398	Veritex Holdings, Inc.*	10,479
2,963	Washington Trust Bancorp	152,743
456	WashingtonFirst Bankshare, Inc.	15,746
2,793	Webster Financial Corp.^	145,850
127	Wellesley Bank	3,499
6,412	WesBanco, Inc.	253,530
3,230	West Bancorp	76,390
4,131	Westamerica Bancorp^	231,501
2,963	Wintrust Financial Corp.	226,492
83	Xenith Bankshares, Inc.*	2,578

		27,591,212

Beverages (0.5%):
547	Boston Beer Co., Inc. (The), Class A*	72,286
1,205	Coca-Cola Bottling Co. Consolidated	275,788
1,920	Craft Brewers Alliance, Inc.*	32,352
2,840	MGP Ingredients, Inc.^	145,323
4,777	National Beverage Corp.^	446,936
1,846	Primo Water Corp.*^	23,444
985	Willamette Valley Vineyards, Inc.*	7,969

		1,004,098

Biotechnology (0.9%):
5,582	Achillion Pharmaceuticals, Inc.*	25,621
2,674	Acorda Therapeutics, Inc.*^	52,678
2,927	Akebia Therapeutics, Inc.*	42,061
1,030	Alder Biopharmaceuticals, Inc.*^	11,794
1,397	AMAG Pharmaceuticals, Inc.*^	25,705
2,800	Amicus Therapeutics, Inc.*^	28,196

Continued

4

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
3,846	Aptevo Therapeutics, Inc.*	$7,961
3,629	Atara Biotherapeutics, Inc.*	50,806
3,900	Atyr Pharma, Inc.*	13,455
1,280	Biospecifics Technologies Corp.*	63,373
740	Bluebird Bio, Inc.*	77,737
3,300	Cascadian Therapeutics, Inc.*	12,260
6,042	Celldex Theraputics, Inc.*^	14,924
4,691	Chimerix, Inc.*	25,566
6,811	Emergent Biosolutions, Inc.*^	230,961
3,175	Enanta Pharmaceuticals, Inc.*	114,237
1,280	Five Prime Therapeutics, Inc.*	38,541
3,295	Fortress Biotech, Inc.*	15,651
3,451	Genocea Biosciences, Inc.*	18,014
592	ImmuCell Corp.*^	4,328
1,703	Inotek Pharmaceuticals Corp.*	3,236
11,121	Insys Therapeutics, Inc.*	140,681
1,694	Intellia Therapeutics, Inc.*	27,104
2,838	Karyopharm Therapeutics, Inc.*	25,684
1,681	Ligand Pharmaceuticals, Inc., Class B*^	204,073
561	Macrogenics, Inc.*	9,823
3,803	Mimedx Group, Inc.*	56,931
2,500	Mirati Therapeutics, Inc.*^	9,125
9,783	Myriad Genetics, Inc.*	252,792
1,895	Newlink Genetics Corp.*^	13,928
2,308	Otonomy, Inc.*	43,506
27,986	PDL BioPharma, Inc.*	69,125
1,429	Pfenex, Inc.*	5,730
1,357	Recro Pharma, Inc.*	9,540
2,091	Retrophin, Inc.*	40,544
2,100	Spectrum Pharmaceuticals, Inc.*^	15,645
1,000	Syndax Pharmaceuticals, Inc.*	13,970
3,360	Trevena, Inc.*	7,728
3,399	Zafgen, Inc.*	11,930

		1,834,964

Building Products (1.6%):
7,876	AAON, Inc.^	290,230
2,186	Advanced Drainage Systems, Inc.	43,939
2,533	American Woodmark Corp.*	242,028
4,582	Apogee Enterprises, Inc.^	260,441
3,226	Armstrong Flooring, Inc.*	57,971
6,018	Armstrong World Industries, Inc.*^	276,828
14,981	Builders FirstSource, Inc.*	229,509
1,725	Continental Building Products, Inc.*	40,193
308	Continental Materials Corp.*	5,883
281	Csw Industrials, Inc.*	10,861
1,117	Gibraltar Industries, Inc.*	39,821
3,294	Insteel Industries, Inc.^	108,603
11,839	NCI Building Systems, Inc.*^	197,711
2,514	Patrick Industries, Inc.*	183,145
8,952	PGT, Inc.*	114,586
11,370	Ply Gem Holdings, Inc.*	204,092
6,124	Quanex Building Products Corp.^	129,523

Shares		Fair Value
Common Stocks, continued
Building Products, continued
7,059	Simpson Manufacturing Co., Inc.	$308,548
4,288	Trex Co., Inc.*^	290,125
471	Universal Forest Products, Inc.	41,123

		3,075,160

Capital Markets (1.6%):
3,202	Artisan Partners Asset Management, Inc., Class A	98,301
16,159	BGC Partners, Inc., Class A	204,250
6,803	Cohen & Steers, Inc.^	275,794
575	Diamond Hill Investment Group	114,655
597	Donnelley Financial Solutions, Inc.*	13,707
6,311	Federated Investors, Inc., Class B^	178,286
3,639	Financial Engines, Inc.^	133,187
8,015	Gain Capital Holdings, Inc.	49,933
1,201	GAMCO Investors, Inc., Class A	35,550
4,915	Greenhill & Co., Inc.	98,792
211	Hennessy Advisors, Inc.	3,203
1,116	Houlihan Lokey, Inc.	38,948
10,023	Interactive Brokers Group, Inc., Class A^	375,060
3,072	INTL FCStone, Inc.*	115,999
1,911	Investment Technology Group, Inc.	40,590
2,461	Janus Henderson Group plc*	81,484
11,945	KCG Holdings, Inc.*	238,183
34,837	Ladenburg Thalmann Financial Services, Inc.*	85,002
844	LPL Financial Holdings, Inc.	35,836
2,775	Manning & Napier, Inc.	12,071
1,098	Moelis & Co., Class A	42,657
1,115	Morningstar, Inc.	87,349
3,086	Om Asset Management plc	45,858
2,541	Oppenheimer Holdings, Class A	41,672
556	Pjt Partners, Inc.^	22,362
2,624	Pzena Investment Management, Inc.	26,660
3,824	Safeguard Scientifics, Inc.*	45,506
1,619	Silvercrest Asset Management Group, Inc., Class A	21,776
1,266	Stifel Financial Corp.*	58,211
207	Value Line, Inc.	3,788
1,049	Virtu Financial, Inc.^	18,515
345	Virtus Investment Partners, Inc.	38,278
1,678	Westwood Holdings, Inc.	95,126
21,433	WisdomTree Investments, Inc.	217,974

		2,994,563

Chemicals (2.5%):
5,150	A. Schulman, Inc.	164,800
3,852	Advansix, Inc.*	120,336
5,740	American Vanguard Corp.	99,015
4,463	Balchem Corp.	346,820
3,659	Cabot Corp.	195,500
8,556	Calgon Carbon Corp.	129,196
1,192	Chase Corp.	127,186
1,403	Core Molding Technologies, Inc.*	30,319
2,886	Ferro Corp.*	52,785
2,318	Flotek Industries, Inc.*^	20,723

Continued

5

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
7,977	Futurefuel Corp.	$120,373
3,321	GCP Applied Technologies, Inc.*	101,291
7,303	H.B. Fuller Co.^	373,255
1,989	Hawkins, Inc.	92,190
796	Ingevity Corp.*	45,690
3,644	Innophos Holdings, Inc.	159,753
3,945	Innospec, Inc.	258,595
14,475	Intrepid Potash, Inc.*	32,714
2,103	KMG Chemicals, Inc.	102,353
638	Koppers Holdings, Inc.*	23,064
4,651	Kraton Performance Polymers, Inc.*	160,180
12,087	Kronos Worldwide, Inc.^	220,225
4,373	LSB Industries, Inc.*^	45,173
5,078	Minerals Technologies, Inc.	371,710
893	Northern Technologies International Corp.*	14,243
8,799	Omnova Solutions, Inc.*	85,790
10,245	Platform Speciality Products Corp.*	129,907
3,797	PolyOne Corp.	147,096
2,081	Quaker Chemical Corp.	302,224
4,425	Rayonier Advanced Materials, Inc.	69,561
1,528	Sensient Technologies Corp.	123,050
3,545	Stepan Co.	308,911
279	TOR Minerals International, Inc.*	2,246
4,603	Trecora Resources*^	51,784
1,788	Tredegar Corp.	27,267
2,135	Trinseo SA	146,675
10,917	Tronox, Ltd., Class A	165,065

		4,967,065

Commercial Services & Supplies (3.4%):
8,156	ABM Industries, Inc.	338,637
17,694	ACCO Brands Corp.*	206,135
675	Acme United Corp.	19,305
1,580	AMREP Corp.*	10,712
8,754	ARC Document Solutions, Inc.*	36,417
7,230	Brady Corp., Class A	245,097
7,338	Brink’s Co. (The)	491,647
7,585	Casella Waste Systems, Inc.*	124,470
5,965	CECO Environmental Corp.	54,759
2,332	Clean Harbors, Inc.*	130,196
325	CompX International, Inc.	4,956
19,019	Covanta Holding Corp.^	251,051
1,356	Deluxe Corp.	93,862
535	Ecology and Environment, Inc., Class A	6,768
1,100	Ennis, Inc.	21,010
6,386	Essendant, Inc.	94,704
3,351	Healthcare Services Group, Inc.^	156,927
8,377	Herman Miller, Inc.	254,661
6,574	HNI Corp.	262,105
3,277	Hudson Technologies, Inc*	27,691
5,892	InnerWorkings, Inc.*	68,347
9,917	Interface, Inc.	194,869
4,059	Intersections, Inc.*	19,077

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
7,005	Kimball International, Inc., Class B	$116,913
8,287	Knoll, Inc.	166,154
597	LSC Communications, Inc.	12,776
4,706	Matthews International Corp., Class A	288,243
4,607	McGrath Rentcorp	159,540
7,137	Mobile Mini, Inc.^	213,039
5,829	MSA Safety, Inc.	473,140
2,406	Multi-Color Corp.	196,330
2,566	NL Industries, Inc.*	18,090
2,198	Perma-Fix Environmental Services, Inc.*	8,133
4,293	Pitney Bowes, Inc.	64,824
5,379	Quad Graphics, Inc.	123,287
1,725	RR Donnelley & Sons Co.^	21,632
3,757	SP Plus Corp.*	114,776
14,360	Steelcase, Inc., Class A	201,040
5,115	Team, Inc.*^	119,947
8,423	Tetra Tech, Inc.	385,352
2,218	UniFirst Corp.	312,073
3,362	US Ecology, Inc.^	169,781
1,974	Versar, Inc.*	2,882
3,364	Virco Manufacturing Co.*	17,997
2,196	Vse Corp.	98,776
11,947	West Corp.	278,604

		6,676,732

Communications Equipment (1.8%):
9,580	ADTRAN, Inc.	197,827
1,444	Applied Optoelectronics, Inc.*^	89,225
254	Bel Fuse, Inc., Class A	5,296
1,595	Bel Fuse, Inc., Class B	39,397
2,711	Black Box Corp.	23,179
5,439	CalAmp Corp.*	110,575
9,819	Calix, Inc.*	67,260
14,467	Ciena Corp.*^	361,964
980	Clearfield, Inc.*	12,936
1,808	ClearOne, Inc.	17,086
316	Communications Systems, Inc.	1,368
759	Digi International, Inc.*	7,704
6,028	EMCORE Corp.	64,198
9,247	Extreme Networks, Inc.*	85,257
16,507	Finisar Corp.*	428,851
15,310	Harmonic, Inc.*^	80,378
3,164	Infinera Corp.*^	33,760
4,981	InterDigital, Inc.	385,031
3,225	KVH Industries, Inc.*	30,638
1,952	Lumentum Holdings, Inc.*	111,362
5,130	NETGEAR, Inc.*	221,103
4,903	NetScout Systems, Inc.*	168,663
2,391	Network-1 Technologies, Inc.	10,162
4,083	Oclaro, Inc.*^	38,135
131	Optical Cable Corp.*	321
4,860	Plantronics, Inc.	254,227
900	RELM Wireless Corp.	3,420

Continued

6

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
3,494	ShoreTel, Inc.*	$20,265
4,620	Sonus Networks, Inc.*	34,373
4,296	Ubiquiti Networks, Inc.*^	223,263
3,430	ViaSat, Inc.*	227,066
8,844	Viavi Solutions, Inc.*	93,127

		3,447,417

Construction & Engineering (1.3%):
5,275	Ameresco, Inc., Class A*	40,618
2,627	Argan, Inc.	157,620
2,603	Chicago Bridge & Iron Co. NV^	51,357
5,817	Comfort Systems USA, Inc.	215,811
5,066	Dycom Industries, Inc.*^	453,507
4,719	Emcor Group, Inc.	308,528
5,482	Granite Construction, Inc.^	264,452
2,354	Hc2 Holdings, Inc.	13,842
1,979	IES Holdings, Inc.*^	35,919
19,282	KBR, Inc.^	293,472
2,462	Layne Christensen Co.*^	21,641
3,054	MasTec, Inc.*	137,888
2,719	MYR Group, Inc.*	84,343
1,479	Northwest Pipe Co.*	24,049
1,180	NV5 Holdings, Inc.*^	50,150
5,203	Orion Marine Group, Inc.*	38,866
1,563	Primoris Services Corp.^	38,981
3,151	Sterling Construction Co., Inc.*	41,184
4,317	The Goldfield Corp.*	23,744
2,416	Valmont Industries, Inc.	361,433

		2,657,405

Construction Materials (0.1%):
454	Summit Materials, Inc., Class A*	13,107
2,142	U.S. Concrete, Inc.*^	168,254
720	U.S. Lime & Minerals, Inc.^	56,498

		237,859

Consumer Finance (0.8%):
195	Asta Funding, Inc.*	1,599
2,191	Atlanticus Holdings Corp.*	5,828
5,088	Consumer Portfolio Services, Inc.*	23,150
3,868	Encore Capital Group, Inc.*	155,300
6,053	Enova International, Inc.*	89,887
9,775	EZCORP, Inc., Class A*	75,268
7,082	Firstcash, Inc.	412,881
1,542	Green Dot Corp., Class A*	59,413
7,503	LendingClub Corp.*^	41,342
5,035	Nelnet, Inc., Class A	236,695
1,556	Nicholas Financial, Inc.*	14,362
7,134	PRA Group, Inc.*	270,379
2,376	Regional Mgmt Corp.*	56,145
1,528	World Acceptance Corp.*	114,462

		1,556,711

Containers & Packaging (0.3%):
4,085	Greif, Inc., Class A	227,860

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
1,290	Greif, Inc., Class B	$77,916
5,740	Myers Industries, Inc.	103,033
1,193	Owens-Illinois, Inc.*	28,537
4,146	Silgan Holdings, Inc.	131,760
1,332	UFP Technologies, Inc.*	37,696

		606,802

Distributors (0.2%):
12	AMCON Distributing Co.	1,249
6,735	Core Markt Holdngs Co., Inc.^	222,659
813	Educational Development Corp.	8,618
2,157	Weyco Group, Inc.	60,137

		292,663

Diversified Consumer Services (1.2%):
5,211	Adtalem Global Education, Inc.	197,757
3,229	American Public Education, Inc.*	76,366
1,526	Ascent Capital Group, Inc.*	23,439
3,362	Bridgepoint Education, Inc.*	49,623
8,795	Cambium Learning Group, Inc.*	44,591
1,825	Capella Education Co.	156,220
12,930	Career Education Corp.*	124,128
3,238	Carriage Services, Inc.^	87,296
1,667	Collectors Universe, Inc.	41,425
142	Graham Holdings Co., Class B	85,150
6,918	Grand Canyon Education, Inc.*	542,441
4,931	Houghton Mifflin Harcourt Co.*	60,651
7,399	K12, Inc.*	132,590
2,183	Liberty Tax, Inc.	28,270
1,526	National American University Holdings, Inc.	3,861
7,916	Sotheby’s*^	424,852
1,831	Strayer Education, Inc.^	170,686
5,156	Universal Technical Institute, Inc.*	18,407
2,231	Weight Watchers International, Inc.*^	74,560

		2,342,313

Diversified Financial Services (0.1%):
2,417	Marlin Business Services, Inc.	60,788
6,056	Newstar Financial, Inc.	63,588
4,366	PICO Holdings, Inc.*	76,405
2,849	Tiptree Financial, Inc., Class A	20,085

		220,866

Diversified Telecommunication Services (0.8%):
2,689	ATN International, Inc.	184,035
7,179	Cincinnati Bell, Inc.*	140,349
6,360	Cogent Communications Group, Inc.	255,036
1,823	Consolidated Communications Holdings, Inc.^	39,140
5,025	FairPoint Communications, Inc.*	78,641
7,358	General Communication, Inc., Class A*	269,598
2,168	Hawaiian Telcom Holdco, Inc.*	54,178
4,115	IDT Corp.	59,133
15,938	Iridium Communications, Inc.*	176,115
4,346	Lumos Networks Corp.*	77,663
13,354	Orbcomm, Inc.*^	150,900

Continued

7

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
9,776	Vonage Holdings Corp.*^	$63,935
21,927	Windstream Holdings, Inc.^	85,077

		1,633,800

Electric Utilities (1.2%):
7,057	ALLETE, Inc.	505,845
6,245	El Paso Electric Co.	322,867
3,043	Genie Energy, Ltd., Class B	23,188
1,608	IDACORP, Inc.	137,243
5,326	MGE Energy, Inc.	342,728
6,258	Otter Tail Power Co.	247,817
13,077	PNM Resources, Inc.	500,195
7,003	Portland General Electric Co.	319,967

		2,399,850

Electrical Equipment (0.8%):
1,690	Allied Motion Technologies, Inc.	46,002
547	American Electric Technologies, Inc.*	985
4,008	AZZ, Inc.	223,645
3,839	Babcock & Wilcox Enterprises, Inc.*	45,147
3,295	Encore Wire Corp.	140,697
5,838	EnerSys	422,962
411	Espey Manufacturing & Electronics Corp.	9,215
2,200	Fuelcell Energy, Inc.*^	2,728
3,351	Generac Holdings, Inc.*^	121,072
5,274	General Cable Corp.	86,230
4,534	LSI Industries, Inc.	41,033
53	Pioneer Power Solutions, Inc.*	355
569	Powell Industries, Inc.	18,202
2,209	Power Solutions International, Inc.*	19,660
1,064	Preformed Line Products Co.	49,391
1,305	Regal-Beloit Corp.	106,423
75	Servotronics, Inc.	704
5,525	Thermon Group Holdings, Inc.*^	105,914
3,104	Ultralife Corp.*	22,349

		1,462,714

Electronic Equipment, Instruments & Components (3.7%):
2,011	ADDvantage Technologies Group, Inc.*	3,238
994	Agilysys, Inc.*	10,059
5,388	Anixter International, Inc.*	421,342
15,863	AVX Corp.	259,201
4,687	Badger Meter, Inc.	186,777
1,679	Belden, Inc.	126,647
3,119	Coherent, Inc.*	701,743
4,630	Control4 Corp.*	90,794
4,147	CUI Global, Inc.*^	15,924
8,032	Daktronics, Inc.	77,348
1,365	Data I/O Corp.*	10,852
5,745	Electro Scientific Industries, Inc.*	47,339
5,176	Fabrinet*^	220,808
3,079	FARO Technologies, Inc.*^	116,386
640	Frequency Electronics, Inc.*	6,106
2,274	Identiv, Inc.*	11,939

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
646	IEC Electronics Corp.*	$2,326
9,061	II-VI, Inc.*	310,792
1,303	Insight Enterprises, Inc.*	52,107
199	IntriCon Corp.*	1,592
5,731	Itron, Inc.*	388,275
8,386	KEMET Corp.*	107,341
2,556	Kimball Electronics, Inc.*	46,136
12,427	Knowles Corp.*^	210,265
2,602	Littlelfuse, Inc.	429,330
662	Mesa Labs, Inc.	94,871
5,965	Methode Electronics, Inc., Class A	245,758
2,644	MTS Systems Corp.^	136,959
2,608	Napco Security Technologies, Inc.*^	24,515
6,456	Novanta, Inc.*	232,416
2,991	OSI Systems, Inc.*	224,774
3,068	PAR Technology Corp.*	26,170
3,846	Park Electrochemical Corp.	70,843
1,746	PCM, Inc.*	32,738
1,875	Perceptron, Inc.*	13,650
5,383	Plexus Corp.*	282,984
6,950	RadiSys Corp.*	26,132
1,727	RF Industries, Ltd.	3,195
2,724	Rogers Corp.*	295,881
10,581	Sanmina Corp.*	403,136
4,214	ScanSource, Inc.*	169,824
1,885	SYNNEX Corp.	226,125
621	Systemax, Inc.	11,675
1,210	Tech Data Corp.*	122,210
15,168	TTM Technologies, Inc.*^	263,316
203	Universal Display Corp.	22,178
3,719	VeriFone Systems, Inc.*	67,314
6,432	Vishay Intertechnology, Inc.^	106,771
989	Wayside Technology Group, Inc.	19,137
3,952	Wireless Telecom Group, Inc.*	6,323

		6,983,562

Energy Equipment & Services (1.5%):
2,392	Archrock, Inc.	27,269
8,563	Atwood Oceanics, Inc.*^	69,788
366	Basic Energy Services, Inc.*	9,113
1,388	Dawson Geophysical Co.*	5,441
4,461	Diamond Offshore Drilling, Inc.*	48,313
4,550	Dril-Quip, Inc.*^	222,040
13,196	Ensco plc, Class A, ADR^	68,091
3,837	Era Group, Inc.*	36,298
1,580	Exterran Corp.*	42,186
14,952	Forum Energy Technologies, Inc.*^	233,251
3,592	Frank’s International NV	29,778
1,260	Geospace Technologies Corp.*^	17,426
2,641	Gulf Island Fabrication, Inc.	30,636
6,137	Helix Energy Solutions Group, Inc.*	34,613
1,321	Hornbeck Offshore Services, Inc.*^	3,738
5,580	Matrix Service Co.*	52,173

Continued

8

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
39,348	McDermott International, Inc.*	$282,125
16,654	Nabors Industries, Ltd.	135,564
2,316	Natural Gas Services Group*	57,553
15,404	Newpark Resources, Inc.*^	113,219
11,459	Noble Corp. plc	41,482
4,798	Oceaneering International, Inc.	109,586
2,351	Oil States International, Inc.*^	63,830
23,169	Parker Drilling Co.*	31,278
6,733	Patterson-UTI Energy, Inc.	135,939
2,412	PHI, Inc.*	23,541
11,895	Pioneer Energy Services Corp.*	24,385
1,757	Rignet, Inc.*	28,200
16,158	Rowan Cos. plc, Class A*	165,458
1,726	RPC, Inc.^	34,882
565	SEACOR Holdings, Inc.*^	19,380
567	SEACOR Marine Holdings, Inc.*^	11,544
14,153	Superior Energy Services, Inc.*^	147,616
7,901	Tesco Corp.*	35,159
5,480	TETRA Technologies, Inc.*	15,289
5,730	U.S. Silica Holdings, Inc.^	203,358
3,954	Unit Corp.*^	74,058

		2,683,600

Food & Staples Retailing (0.6%):
4,717	Chefs’ Warehouse, Inc.*^	61,321
2,510	Ingles Markets, Inc., Class A	83,583
4,259	Natural Grocers by Vitamin Cottage, Inc.*	35,222
4,174	PriceSmart, Inc.^	365,643
200	SpartanNash Co.	5,192
37,425	Supervalu, Inc.*	123,128
1,576	The Andersons, Inc.	53,820
2,367	United Natural Foods, Inc.*^	86,869
1,832	Village Super Market, Inc., Class A^	47,485
4,355	Weis Markets, Inc.	212,176

		1,074,439

Food Products (1.6%):
8,875	B&G Foods, Inc.^	315,950
2,862	Calavo Growers, Inc.	197,621
5,334	Cal-Maine Foods, Inc.*^	211,226
1,318	Coffee Holding Co., Inc.*	5,878
9,120	Darling International, Inc.*	143,549
13,942	Dean Foods Co.^	237,014
3,107	Farmer Brothers Co.*	93,987
1,800	Fresh Del Monte Produce, Inc.^	91,638
2,191	Hostess Brands, Inc.*^	35,275
3,708	Inventure Foods, Inc.*^	15,981
2,736	J & J Snack Foods Corp.	361,344
307	John B Sanfilippo And Son, Inc.^	19,375
2,662	Lancaster Colony Corp.	326,414
2,754	Landec Corp.*	40,897
2,658	Limoneira Co.	62,809
596	Omega Protein Corp.	10,668
1,220	Rocky Mountain Chocolate Factory, Inc.	14,396

Shares		Fair Value
Common Stocks, continued
Food Products, continued
2,912	Sanderson Farms, Inc.^	$336,773
1,677	Seneca Foods Corp., Class A*	52,071
12	Seneca Foods Corp., Class B*(a)	432
9,626	Snyders-Lance, Inc.^	333,252
6,159	Tootsie Roll Industries, Inc.^	214,641

		3,121,191

Gas Utilities (1.5%):
2,635	Chesapeake Utilities Corp.	197,493
1,008	Delta Natural Gas Co., Inc.	30,714
2,109	Gas Natural, Inc.	27,206
11,899	New Jersey Resources Corp.	472,390
4,443	Northwest Natural Gas Co.^	265,914
4,474	ONE Gas, Inc.	312,330
118	RGC Resources, Inc.	3,343
10,915	South Jersey Industries, Inc.	372,966
4,922	Southwest Gas Corp.	359,601
6,439	Spire, Inc.	449,120
5,777	WGL Holdings, Inc.	481,975

		2,973,052

Health Care Equipment & Supplies (3.4%):
3,832	Abaxis, Inc.^	203,173
3,101	Accuray, Inc.*^	14,730
2,095	Analogic Corp.	152,202
6,750	AngioDynamics, Inc.*	109,418
2,687	Anika Therapeutics, Inc.*^	132,577
329	Atrion Corp.	211,646
6,031	Cantel Medical Corp.	469,874
283	CONMED Corp.	14,416
5,343	CryoLife, Inc.*	106,593
1,118	Elctromed, Inc.*	6,183
2,604	Exactech, Inc.*	77,599
10,008	Globus Medical, Inc., Class A*^	331,765
6,166	Haemonetics Corp.*	243,495
6,189	Halyard Health, Inc.*	243,104
2,138	ICU Medical, Inc.*	368,805
1,629	Inogen, Inc.*	155,439
4,246	Integer Holdings Corp.*	183,640
10,748	Integra LifeSciences Holdings Corp.*	585,872
5,763	Invacare Corp.	76,072
2,006	IRIDEX Corp.*	19,839
249	Kewaunee Scientific CP	6,213
2,402	Lantheus Holdings, Inc.*	42,395
3,330	LeMaitre Vascular, Inc.	103,963
2,367	LivaNova plc*^	144,884
6,519	Masimo Corp.*	594,401
7,277	Meridian Bioscience, Inc.	114,613
7,716	Merit Medical Systems, Inc.*	294,365
5,544	Natus Medical, Inc.*	206,791
3,260	Neogen Corp.*	225,299
5,461	NuVasive, Inc.*^	420,059
1,520	Nuvectra Corp.*	20,186
10,057	OraSure Technologies, Inc.*	173,584

Continued

9

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
3,068	Orthofix International NV*	$142,601
920	Quidel Corp.*	24,969
10,930	RTI Surgical, Inc.*	63,941
2,363	SeaSpine Holdings Corp.*	27,222
2,431	Surmodics, Inc.*	68,433
3,600	TransEnterix, Inc.*	2,556
754	Utah Medical Products, Inc.	54,590

		6,437,507

Health Care Providers & Services (2.5%):
1,781	Aac Holdings, Inc.*^	12,342
5,540	Aceto Corp.^	85,593
2,682	Addus HomeCare Corp.*	99,770
2,215	Alliance HealthCare Services, Inc.*	29,460
2,004	Almost Family, Inc.*	123,547
5,137	Amedisys, Inc.*^	322,655
7,081	AMN Healthcare Services, Inc.*^	276,513
1,753	BioScrip, Inc.*	4,759
5,137	BioTelemetry, Inc.*	171,833
12,012	Brookdale Senior Living, Inc.*	176,697
5,919	Capital Senior Living Corp.*	90,028
2,222	Chemed Corp.	454,465
269	Civitas Solutions, Inc.*	4,708
3,424	CorVel Corp.*	162,469
816	Cross Country Healthcare, Inc.*	10,535
2,588	Diplomat Pharmacy, Inc.*	38,302
7,737	Ensign Group, Inc. (The)	168,434
1,905	Five Star Quality Care, Inc.*	2,858
2,358	Genesis Healthcare, Inc.*	4,103
2,852	HealthEquity, Inc.*^	142,115
3,529	InfuSystems Holdings, Inc.*	6,352
4,525	Kindred Healthcare, Inc.	52,716
1,153	Landauer, Inc.	60,302
3,146	LHC Group, Inc.*	213,582
1,982	LifePoint Hospitals, Inc.*^	133,091
3,561	Magellan Health Services, Inc.*	259,597
1,171	Molina Healthcare, Inc.*	81,010
2,158	National Healthcare Corp.	151,362
1,920	National Research Corp.	51,648
680	National Research Corp., Class A	32,378
9,789	Nobilis Health Corp.*^	18,599
9,250	Owens & Minor, Inc.^	297,758
5,046	PharMerica Corp.*	132,458
2,964	Providence Service Corp.*	150,008
1,080	Psychemedics Corp.	26,946
8,313	RadNet, Inc.*	64,426
22,263	Select Medical Holdings Corp.*	341,736
3,743	Tenet Healthcare Corp.*^	72,390
6,106	Tivity Health, Inc.*	243,324
4,357	Triple-S Management Corp., Class B*	73,677
2,000	U.S. Physical Therapy, Inc.	120,800

		4,965,346

Shares		Fair Value
Common Stocks, continued
Health Care Technology (0.5%):
27,450	Allscripts Healthcare Solutions, Inc.*^	$350,263
2,108	Computer Programs & Systems, Inc.	69,142
660	HealthStream, Inc.*^	17,371
3,326	HMS Holdings Corp.*	61,531
1,027	Inovalon Holdings, Inc., Class A*^	13,505
558	Micron Solutions, Inc.*	2,176
5,666	Omnicell, Inc.*^	244,205
10,576	Quality Systems, Inc.*	182,013
3,115	Simulations Plus, Inc.	38,470

		978,676

Hotels, Restaurants & Leisure (3.5%):
16,311	Belmond, Ltd., Class A*	216,936
2	Biglari Holdings, Inc.*	799
3,469	BJ’s Restaurants, Inc.*	129,220
15,319	Bloomin’ Brands, Inc.^	325,222
3,172	Bob Evans Farms, Inc.	227,845
3,066	Bravo Brio Restaurant Group, Inc.*	14,104
2,784	Brinker International, Inc.^	106,070
2,429	Buffalo Wild Wings, Inc.*	307,754
5,874	Caesars Entertainment Corp.*^	70,488
6,745	Carrols Restaurant Group, Inc.*	82,626
4,585	Century Casinos, Inc.*	33,791
6,693	Cheesecake Factory, Inc. (The)^	336,658
3,482	Choice Hotels International, Inc.	223,719
2,799	Chuy’s Holdings, Inc.*^	65,497
11,036	ClubCorp Holdings, Inc.	144,572
3,275	Dave & Buster’s Entertainment, Inc.*	217,820
4,454	Del Frisco’s Restaurant Group, Inc.*	71,709
1,448	del Taco Restaurants, Inc.*	19,910
11,187	Denny’s Corp.*	131,671
3,084	DineEquity, Inc.^	135,850
3,712	Dover Motorsports, Inc.	7,795
2,394	El Pollo Loco Holdings, Inc.*^	33,157
1,421	Famous Dave’s of America, Inc.*	5,187
4,357	Fiesta Restaurant Group, Inc.*	89,972
378	Flanigan’s Enterprises, Inc.	10,962
608	Habit Restaurants, Inc. (The), Class A*	9,606
11,024	Ilg, Inc.^	303,050
920	International Speedway Corp., Class A	34,546
1,653	Intrawest Resorts Holdings, Inc.*	39,242
3,000	Jack in the Box, Inc.	295,500
921	Jamba, Inc.*	7,175
1,168	Kona Grill, Inc.*^	4,322
6,975	La Quinta Holdings, Inc.*	103,021
5,681	Luby’s, Inc.*	15,964
4,364	Marriott Vacations Worldwide Corp.^	513,861
843	Nathans Famous, Inc.*	53,109
5,384	Papa John’s International, Inc.^	386,356
4,486	Penn National Gaming, Inc.*^	96,000
3,151	Pinnacle Entertainment, Inc.*	62,264
4,298	Planet Fitness, Inc.^	100,315
1,981	Potbelly Corp.*	22,782

Continued

10

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,069	RCI Hospitality Holdings, Inc.	$49,325
3,634	Red Lion Hotels Corp.*	26,710
2,030	Red Robin Gourmet Burgers*^	132,458
8,863	Ruby Tuesday, Inc.*	17,815
5,652	Ruth’s Hospitality Group, Inc.	122,931
4,134	Scientific Games Corp., Class A*^	107,897
11,597	SeaWorld Entertainment, Inc.	188,683
788	Shake Shack, Inc., Class A*^	27,485
6,739	Sonic Corp.^	178,516
6,549	Speedway Motorsports, Inc.	119,650
8,216	Texas Roadhouse, Inc.	418,605
4,346	Town Sports International Holdings, Inc.*	20,426
23,743	Wendy’s Co. (The)	368,254
2,153	Wingstop, Inc.^	66,528

		6,901,730

Household Durables (2.0%):
2,376	CalAtlantic Group, Inc.^	83,992
1,565	Cavco Industries, Inc.*	202,902
786	Century Communities, Inc.*	19,493
3,024	Dixie Group, Inc. (The)*	13,608
5,018	Ethan Allen Interiors, Inc.^	162,081
452	Flexsteel Industries, Inc.	24,458
2,220	Helen of Troy, Ltd.*	208,902
7,411	Hovnanian Enterprises, Inc., Class A*	20,751
1,937	Installed Building Products, Inc.*	102,564
4,589	iRobot Corp.*^	386,119
12,052	KB Home^	288,886
1,138	Koss Corp.*	2,151
8,151	La-Z-Boy, Inc.	264,908
924	LGI Homes, Inc.*^	37,126
4,396	Libbey, Inc.	35,432
2,522	Lifetime Brands, Inc.	45,774
7,354	M.D.C. Holdings, Inc.^	259,817
4,157	M/I Homes, Inc.*	118,682
6,186	Meritage Corp.*^	261,049
723	P & F Industries, Inc., Class A	4,418
1,301	Skyline Corp.*	7,832
3,040	Stanley Furniture Co., Inc.	3,435
5,242	Taylor Morrison Home Corp., Class A*	125,860
2,459	Tempur Sealy International, Inc.*^	131,286
839	TopBuild Corp.*	44,526
24,718	TRI Pointe Homes, Inc.*^	326,031
4,563	Tupperware Brands Corp.	320,459
2,525	Universal Electronics, Inc.*	168,796
4,639	William Lyon Homes, Class A*	111,985
5,426	Zagg, Inc.*	46,935

		3,830,258

Household Products (0.4%):
1,115	Central Garden & Pet Co.*^	35,446
3,036	Central Garden & Pet Co., Class A*	91,141
3,445	Energizer Holdings, Inc.	165,429
11,054	HRG Group, Inc.*	195,766

Shares		Fair Value
Common Stocks, continued
Household Products, continued
1,767	Ocean Bio-Chem, Inc.	$7,280
940	Oil-Dri Corp.	39,489
1,648	Orchids Paper Products Co.	21,342
2,171	WD-40 Co.^	239,570

		795,463

Independent Power & Renewable Electricity Producers (0.5%):
22,978	Atlantic Power Corp.*	55,147
506	Atlantica Yield plc	10,808
10,671	Dynegy, Inc.*^	88,249
3,724	NRG Yield, Inc., Class A	63,531
5,480	NRG Yield, Inc., Class C^	96,448
7,214	Ormat Technologies, Inc.	423,318
10,283	Pattern Energy Group, Inc.	245,147
3,630	TerraForm Power, Inc., Class A*	43,560
5,942	Vivint Solar, Inc.*	34,761

		1,060,969

Industrial Conglomerates (0.1%):
7,017	Raven Industries, Inc.	233,666

Insurance (3.0%):
3,090	Allied World Assurance Co. Holdings AG	163,461
8,008	AMBAC Financial Group, Inc.*(a)	138,939
13,045	American Equity Investment Life Holding Co.	342,822
1,653	American National Insurance Co.	192,558
2,876	Amerisafe, Inc.	163,788
4,281	Argo Group International Holdings, Ltd.	259,429
8,089	Aspen Insurance Holdings, Ltd.	403,236
180	Baldwin & Lyons, Inc., Class A^	4,275
8,209	Citizens, Inc.*	60,582
3,445	Crawford & Co.	32,039
4,636	Crawford & Co., Class A	36,068
2,691	Donegal Group, Inc., Class A	42,787
2,004	eHealth, Inc.*	37,675
3,293	EMC Insurance Group, Inc.	91,480
5,530	Employers Holdings, Inc.	233,919
1,069	Enstar Group, Ltd.*	212,356
2,939	FBL Financial Group, Inc., Class A	180,749
2,611	Federated National Holding Co.	41,776
4,344	First Acceptance Corp.*	4,952
10,826	Genworth Financial, Inc., Class A*	40,814
1,050	Global Indemnity, Ltd.*	40,709
5,527	Greenlight Capital Re, Ltd.*	115,514
3,636	Hallmark Financial Services, Inc.*	40,978
2,205	HCI Group, Inc.^	103,591
569	Heritage Insurance Holdings, Inc.	7,408
2,823	Independence Holding Co.	57,730
379	Investors Title Co.	73,314
2,048	Kemper Corp.	79,053
1,473	Kingstone Co., Inc.	22,537
12,677	Maiden Holdings, Ltd.^	140,715
18,599	MBIA, Inc.*^	175,389
2,096	Mercury General Corp.^	113,184

Continued

11

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
4,062	National General Holdings Corp.	$85,708
588	National Western Life Group, Inc., Class A	187,937
4,446	Onebeacon Insurance Group, Ltd.	81,051
3,304	Primerica, Inc.	250,278
7,274	ProAssurance Corp.	442,258
6,548	RLI Corp.^	357,651
513	Safety Insurance Group, Inc.	35,038
2,048	Selective Insurance Group, Inc.	102,502
5,250	State Auto Financial Corp.	135,083
1,618	State National Companies, Inc.	29,739
4,083	Stewart Information Services Corp.	185,287
204	The National Security Group, Inc.	2,909
2,083	Third Point Reinsurance, Ltd.*	28,954
4,002	United Insurance Holdings Co.	62,951
6,539	Universal Insurance Holdings, Inc.	164,783

		5,805,956

Internet & Direct Marketing Retail (0.5%):
6,186	1-800 Flowers.com, Inc., Class A*	60,314
3,666	CafePress, Inc.*	9,495
1,840	FTD Cos., Inc.*	36,800
1,784	HSN, Inc.^	56,910
1,300	Lands’ End, Inc.*	19,370
213	Liberty Expedia Holdings, Class A*	11,506
9,267	Liberty TripAdvisor Holdings, Inc., Class A*	107,497
4,721	Nutri/System, Inc.	245,728
4,189	Overstock.com, Inc.*	68,281
3,780	PetMed Express, Inc.^	153,468
5,389	Shutterfly, Inc.*^	255,977
1,880	US Auto Parts Network, Inc.*	6,072

		1,031,418

Internet Software & Services (1.5%):
7,493	Actua Corp.*	105,277
3,832	Angie’s List, Inc.*	49,011
778	Bankrate, Inc.*	9,997
3,300	Bazaarvoice, Inc.*	16,335
1,300	Blucora, Inc.*	27,560
4,575	Carbonite, Inc.*^	99,735
4,232	Cimpress NV*^	400,050
701	CommerceHub, Inc., Series A*	12,211
1,381	DHI Group, Inc.*	3,936
1,953	Envestnet, Inc.*^	77,339
6,302	GTT Communications, Inc.*^	199,458
12,029	Internap Network Services Corp.*	44,146
4,991	Inuvo, Inc.*	5,091
1,156	j2 Global, Inc.^	98,364
3,938	Leaf Group, Ltd.*	30,716
18,673	Limelight Networks, Inc.*	53,965
3,018	Liquidity Services, Inc.*	19,164
6,655	Marchex, Inc., Class B*	19,832
9,885	NIC, Inc.^	187,321
3,492	Numerex Corp., Class A*	17,216
8,938	QuinStreet, Inc.*	37,271

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
1,839	Qumu Corp.*	$5,370
7,302	RealNetworks, Inc.*	31,618
2,319	Reis, Inc.^	49,279
1,400	Rightside Group, Ltd.*	14,868
5,023	Shutterstock, Inc.*	221,414
1,743	Stamps.com, Inc.*^	269,947
5,449	Synacor, Inc.*	19,889
6,258	TechTarget*	64,895
7,131	The Meet Group, Inc. (The)*^	36,012
2,773	Travelzoo, Inc.*	30,364
8,928	Tremor Video, Inc.*	22,231
1,900	Truecar, Inc.*	37,867
7,161	Web.com Group, Inc.*	181,173
5,665	WebMD Health Corp.*^	332,253
2,184	XO Group, Inc.*	38,482
6,743	YuMe, Inc.	31,692

		2,901,349

IT Services (2.0%):
11,949	Acxiom Corp.*	310,434
7,715	Blackhawk Network Holdings, Inc.*^	336,373
824	CACI International, Inc., Class A*	103,041
6,999	Cardtronics plc*	229,987
1,787	Cass Information Systems, Inc.^	117,299
2,582	Conduent, Inc.*	41,157
3,848	Convergys Corp.^	91,505
2,654	CoreLogic, Inc.*	115,131
5,437	CSG Systems International, Inc.	220,633
758	CSP, Inc.	8,149
11,883	Everi Holdings, Inc.*	86,508
4,901	Exlservice Holdings, Inc.*	272,398
3,140	Forrester Research, Inc.	122,931
5,599	Hackett Group, Inc. (The)	86,785
2,498	Innodata, Inc.*	4,372
431	Luxoft Holding, Inc.*	26,226
4,125	ManTech International Corp., Class A	170,693
10,553	ModusLink Global Solutions, Inc.*	18,046
6,208	MoneyGram International, Inc.*	107,088
1,690	NCI, Inc., Class A*	35,659
5,293	NeuStar, Inc., Class A*	176,522
6,573	Perficient, Inc.*	122,521
3,168	PFSweb, Inc.*	26,168
4,285	Planet Payment, Inc.*	14,141
5,456	Science Applications International Corp.	378,755
8,429	Servicesource International, Inc.*	32,705
719	StarTek, Inc.*	8,801
6,425	Sykes Enterprises, Inc.*	215,430
1,158	Syntel, Inc.^	19,640
7,303	TeleTech Holdings, Inc.	297,961
5,724	Travelport Worldwide, Ltd.	78,762
8,699	Unisys Corp.*^	111,347
4,826	Virtusa Corp.*	141,884

		4,129,052

Continued

12

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Leisure Products (0.4%):
8,017	American Outdoor Brands Corp.*	$177,657
5,551	Callaway Golf Co.	70,942
2,916	Escalade, Inc.	38,200
2,447	JAKKS Pacific, Inc.*	9,788
1,196	Malibu Boats, Inc.*^	30,941
984	Marine Products Corp.	15,360
5,982	Nautilus Group, Inc.*^	114,555
2,637	Sturm, Ruger & Co., Inc.^	163,890
8,489	Vista Outdoor, Inc.*^	191,086

		812,419

Life Sciences Tools & Services (0.5%):
1,587	Albany Molecular Research, Inc.*	34,438
1,820	Bruker Corp.	52,489
5,004	Cambrex Corp.*	298,988
1,037	Charles River Laboratories International, Inc.*	104,893
7,407	Enzo Biochem, Inc.*	81,773
7,018	Harvard Bioscience, Inc.*	17,896
2,522	INC Research Holdings, Inc., Class A*	147,537
7,462	Luminex Corp.	157,597
1,310	Neogenomics, Inc.*^	11,738
1,737	PAREXEL International Corp.*	150,963

		1,058,312

Machinery (5.2%):
5,633	Actuant Corp., Class A^	138,572
125	Alamo Group, Inc.	11,351
4,390	Albany International Corp., Class A	234,426
4,536	Altra Industrial Motion Corp.	180,533
1,200	American Railcar Industries	45,960
1,974	ARC Group Worldwide, Inc.*^	5,725
806	Art’s-Way Manufacturing Co.*	2,458
3,255	Astec Industries, Inc.	180,685
7,867	Barnes Group, Inc.	460,455
1,300	Briggs & Stratton Corp.	31,330
5,149	Chart Industries, Inc.*^	178,825
2,689	CIRCOR International, Inc.^	159,673
3,780	Columbus McKinnon Corp.	96,088
5,525	Commercial Vehicle Group, Inc.*	46,686
1,676	Dmc Global, Inc.	21,956
4,235	Douglas Dynamics, Inc.	139,332
3,312	EnPro Industries, Inc.	236,377
4,153	ESCO Technologies, Inc.	247,726
9,840	Federal Signal Corp.	170,822
7,163	Franklin Electric Co., Inc.	296,548
2,281	FreightCar America, Inc.	39,667
1,765	Gencor Industries, Inc.*	28,593
3,972	Global Brass & Copper Holdings, Inc.	121,345
4,496	Gorman-Rupp Co. (The)	114,513
459	Graham Corp.	9,024
4,781	Greenbrier Cos, Inc.^	221,121
2,410	Hardinge, Inc.	29,932
12,487	Harsco Corp.*	201,041
8,780	Hillenbrand, Inc.	316,958

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,212	Hurco Cos, Inc.	$42,117
2,157	Hyster-Yale Materials Handling, Inc., Class A	151,529
2,377	ITT, Inc.	95,508
4,544	John Bean Technologies Corp.	445,311
9,594	Kennametal, Inc.	359,007
143	Key Technology, Inc.*	1,966
2,094	L.B. Foster Co., Class A	44,916
1,824	Lindsay Corp.^	162,792
829	Lydall, Inc.*	42,859
3,228	Manitex International, Inc.*	22,531
21,093	Manitowoc Co., Inc. (The)*^	126,769
14,363	Meritor, Inc.*	238,569
9,004	Mueller Industries, Inc.	274,172
23,949	Mueller Water Products, Inc., Class A	279,724
5,070	Navistar International Corp.*	132,986
3,562	NN, Inc.	97,777
358	Omega Flex, Inc.	23,055
3,573	Proto Labs, Inc.*^	240,284
3,727	RBC Bearings, Inc.*	379,260
14,208	Rexnord Corp.*	330,336
1,692	SPX Corp.*	42,571
1,085	SPX FLOW, Inc.*	40,015
2,098	Standex International Corp.	190,289
4,643	Sun Hydraulics Corp.^	198,117
2,249	Supreme Industires, Inc., Class A	36,996
466	Taylor Devices, Inc.*	6,226
2,754	Tennant Co.	203,245
11,277	Terex Corp.^	422,888
800	The Exone Co.*^	9,160
3,690	Timken Co.	170,663
11,231	Titan International, Inc.	134,884
6,807	TriMas Corp.*	141,926
454	Twin Disc, Inc.*	7,328
9,504	Wabash National Corp.^	208,898
3,816	Watts Water Technologies, Inc., Class A	241,171
18,993	Welbilt, Inc.*^	358,018
1,166	Woodward, Inc.	78,798
572	WSI Industries, Inc.*	1,888
3,110	Xerium Technologies, Inc.*	22,361

		9,974,632

Marine (0.1%):
1,121	Kirby Corp.*	74,939
7,024	Matson, Inc.	211,001

		285,940

Media (1.8%):
3,904	A.H. Belo Corp., Class A	21,472
3,922	AMC Entertainment Holdings, Inc., Class A	89,226
2,527	Ballantyne Strong, Inc.*	16,931
478	Beasley Broadcast Group, Inc., Class A	4,684
27,534	Central Eurpoean Media Enterprises*^	110,136
229	Daily Journal Corp.*^	47,238
10,779	E.W. Scripps Co. (The), Class A*	191,974

Continued

13

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
6,123	Entercom Communications Corp.^	$63,373
11,865	Entravision Communications Corp., Class A	78,309
2,242	Eros International plc*^	25,671
4,669	Gannett Co., Inc.^	40,714
338	Global Eagle Entertainment, Inc.*	1,203
11,521	Gray Television, Inc.*	157,838
12,577	Harte-Hanks, Inc.*	12,954
2,892	Hemisphere Media Group*	34,270
1,045	Imax Corp.*	22,990
2,441	Insignia Systems, Inc.	2,539
4,052	John Wiley & Sons, Inc., Class A	213,743
10,454	Lee Enterprises, Inc.*	19,863
372	McClatchy Co., Class A*^	3,474
5,619	Meredith Corp.^	334,050
3,571	MSG Networks, Inc., Class A*^	80,169
10,941	National CineMedia, Inc.	81,182
827	New Media Investment Group, Inc.	11,148
26,302	New York Times Co. (The), Class A	465,544
7,050	Nexstar Broadcasting Group, Inc., Class A^	421,590
4,315	Reading International, Inc., Class A*	69,601
11,356	Regal Entertainment Group, Class A^	232,344
654	Scholastic Corp.	28,508
8,414	Sinclair Broadcast Group, Inc., Class A	276,821
13,453	Time, Inc.	193,051
1,170	Tribune Media Co., Class A	47,701
8,158	Urban One, Inc.*	18,356
1,858	World Wrestling Entertainment, Inc., Class A^	37,847

		3,456,514

Metals & Mining (1.3%):
23,109	AK Steel Holding Corp.*^	151,826
4,912	Allegheny Technologies, Inc.^	83,553
2,124	Ampco-Pittsburgh Corp.	31,329
6,694	Carpenter Technology Corp.^	250,556
3,100	Century Aluminum Co.*^	48,298
21,148	Cliffs Natural Resources, Inc.*	146,344
7,283	Coeur d’Alene Mines Corp.*	62,488
15,951	Commercial Metals Co.	309,929
4,543	Compass Minerals International, Inc.^	296,659
13,641	Ferroglobe plc(a)	163,010
1,805	Gold Resource Corp.	7,364
1,510	Handy & Harman, Ltd.*	47,414
2,335	Haynes International, Inc.	84,784
54,581	Hecla Mining Co.^	278,364
931	Kaiser Aluminum Corp.	82,412
4,126	Materion Corp.	154,312
9,373	McEwen Mining, Inc.	24,651
1,956	Ryerson Holding Corp.*	19,364
1,487	Schnitzer Steel Industries, Inc., Class A	37,472
3,318	SunCoke Energy, Inc.*	36,166
1,789	Synalloy Corp.*	20,305
2,414	TimkenSteel Corp.*^	37,103
2,939	United States Steel Corp.	65,069

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
1,458	Universal Stainless & Alloy Products, Inc.*	$28,431
2,441	Worthington Industries, Inc.	122,587

		2,589,790

Multiline Retail (0.3%):
6,815	Big Lots, Inc.^	329,164
654	Dillard’s, Inc., Class A^	37,729
800	Fred’s, Inc.^	7,384
39,798	J.C. Penney Co., Inc.*^	185,061
2,545	Ollie’s Bargain Outlet Holdings, Inc.*^	108,417
5,314	Tuesday Morning Corp.*^	10,097

		677,852

Multi-Utilities (0.7%):
9,853	Avista Corp.	418,358
5,171	Black Hills Corp.^	348,887
6,986	NorthWestern Corp.	426,287
2,614	Unitil Corp.	126,282

		1,319,814

Oil, Gas & Consumable Fuels (1.7%):
816	Adams Resources & Energy, Inc.	33,521
12,123	Alon USA Energy, Inc.	161,477
6,000	Approach Resources, Inc.*^	20,220
901	Barnwell Industries, Inc.*	1,631
9,079	Bill Barrett Corp.*	27,873
1,697	California Resources Corp.*^	14,509
8,096	Callon Petroleum Co.*^	85,899
16,914	Clean Energy Fuel Corp.*	42,962
8,098	Cloud Peak Energy, Inc.*	28,586
4,257	CONSOL Energy, Inc.*^	63,600
1,914	Contango Oil & Gas Co.*	12,709
3,956	Delek US Holdings, Inc.	104,597
39,156	Denbury Resources, Inc.*^	59,909
16,266	DHT Holdings, Inc.	67,504
1,100	Dorian LPG, Ltd.*	8,998
416	Earthstone Energy, Inc.*	4,164
4,363	Eclipse Resources Corp.*	12,478
7,475	Enlink Midstream LLC^	131,560
12,047	EP Energy Corp., Class A*^	44,092
1,297	Evolution Petroleum Corp.	10,506
13,216	Gaslog, Ltd.^	201,544
1,561	Green Plains Renewable Energy, Inc.^	32,079
1,608	Gulfport Energy Corp.*	23,718
5,504	Hallador Energy Co.	42,766
8,274	Jones Energy, Inc., Class A*^	13,238
23,866	Kosmos Energy LLC*^	152,981
8,896	Laredo Petroleum Holdings, Inc.*^	93,586
2,751	Matador Resources Co.*	58,789
12,361	Nordic American Tankers, Ltd.^	78,369
16,333	Oasis Petroleum, Inc.*	131,481
4,913	Pacific Ethanol, Inc.*	30,706
3,313	Panhandle Oil & Gas, Inc., Class A	76,530
1,648	Par Pacific Holdings, Inc.*^	29,730

Continued

14

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
12,598	PBF Energy, Inc., Class A^	$280,430
3,833	PDC Energy, Inc.*	165,240
266	Penn Virginia Corp.*^	9,776
6	PrimeEnergy Corp.*	276
3,285	QEP Resources, Inc.*	33,179
6,030	Renewable Energy Group, Inc.*	78,089
3,561	Ring Energy, Inc.*	46,293
28,682	Scorpio Tankers, Inc.	113,868
4,107	SemGroup Corp., Class A	110,889
12,619	Ship Finance International^	171,618
3,446	SM Energy Co.	56,962
20,393	SRC Energy, Inc.*^	137,245
1,980	Teekay Shipping Corp.^	13,207
18,909	Teekay Tankers, Ltd.	35,549
1,151	Westmoreland Coal Co.*	5,605
20,468	Whiting Petroleum Corp.*^	112,779
1,144	World Fuel Services Corp.	43,987

		3,317,304

Paper & Forest Products (1.1%):
5,866	Boise Cascade Co.*	178,326
2,930	Clearwater Paper Corp.*	136,978
2,095	Deltic Timber Corp.^	156,413
8,287	Domtar Corp.	318,386
15,270	KapStone Paper & Packaging Corp.	315,020
14,154	Louisiana-Pacific Corp.*	341,252
11,341	Mercer International, Inc.	130,422
2,748	Neenah Paper, Inc.	220,527
1,455	P.H. Glatfelter Co.	28,431
15,494	Resolute Forest Products*	68,174
4,885	Schweitzer-Mauduit International, Inc.	181,869

		2,075,798

Personal Products (0.6%):
27,730	Avon Products, Inc.*	105,374
1,214	CCA Industries, Inc.*	4,128
5,186	Inter Parfums, Inc.	190,068
900	Lifevantage Corp.*^	3,897
537	Mannatech, Inc.	8,538
2,284	Medifast, Inc.	94,717
1,387	Natural Alternatives International, Inc.*	13,870
369	Natural Health Trends Corp.	10,277
3,757	Natures Sunshine Products, Inc.	49,780
2,622	Nu Skin Enterprises, Inc., Class A^	164,766
1,791	Nutraceutical International Corp.	74,595
6,562	Revlon, Inc.*^	155,519
340	United-Guardian, Inc.	5,253
3,463	Usana Health Sciences, Inc.*^	221,979

		1,102,761

Pharmaceuticals (1.0%):
2,163	Akorn, Inc.*	72,547
2,076	Amphastar Pharmaceuticals, Inc.*	37,077
1,566	ANI Pharmaceuticals, Inc.*	73,289

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
1,496	Aratana Therapeutics, Inc.*	$10,816
5,610	Catalent, Inc.*	196,911
3,415	Cumberland Pharmaceuticals, Inc.*	24,144
4,744	DepoMed, Inc.*	50,951
9,143	Endo International plc*	102,127
8,459	Endocyte, Inc.*	12,689
371	Heska Corp.*	37,868
8,766	Horizon Pharma plc*	104,052
1,722	Impax Laboratories, Inc.*^	27,724
4,468	Innoviva, Inc.*^	57,190
1,879	Intra-Cellular Therapies, Inc.*^	23,337
2,063	Juniper Pharmaceuticals, Inc.*	10,418
6,034	Lannett Co., Inc.*^	123,094
2,617	Lipocine, Inc.*^	10,520
1,040	Medicines Co. (The)*^	39,530
859	Phibro Animal Health Corp., Class A	31,826
7,676	Prestige Brands Holdings, Inc.*	405,371
9,367	Sciclone Pharmaceuticals, Inc.*	103,037
8,258	Sucampo Pharmaceuticals, Inc., Class A*^	86,709
5,788	Supernus Pharmaceuticals, Inc.*^	249,463
1,949	Tetraphase Pharmaceuticals, Inc.*	13,896
2,286	Zogenix, Inc.*^	33,147

		1,937,733

Professional Services (1.8%):
1,888	Acacia Research Corp.*	7,741
5,230	Advisory Board Co. (The)*	269,345
1,199	Barrett Business Services, Inc.	68,691
9,272	CBIZ, Inc.*	139,080
3,999	CDI Corp.*	23,394
490	CRA International, Inc.	17,797
4,213	Exponent, Inc.	245,618
3,126	Franklin Covey Co.*	60,332
6,325	FTI Consulting, Inc.*	221,122
3,229	GP Strategies Corp.*	85,246
3,411	Heidrick & Struggles International, Inc.	74,189
9,494	Hill International, Inc.*	49,369
3,372	Huron Consulting Group, Inc.*	145,670
3,423	ICF International, Inc.*	161,223
3,273	Insperity, Inc.	232,383
1,000	Kelly Services, Inc., Class A	22,450
5,603	Kforce, Inc.	109,819
8,105	Korn/Ferry International^	279,865
666	Mastech Holdings, Inc.*	4,316
4,881	Mistras Group, Inc.*	107,236
8,295	Navigant Consulting, Inc.*	163,909
7,785	On Assignment, Inc.*	421,557
7,016	Resources Connection, Inc.	96,119
7,702	RPX Corp.*	107,443
3,165	TriNet Group, Inc.*	103,622
6,895	Trueblue, Inc.*	182,718
4,212	Volt Information Sciences, Inc.*	16,637

Continued

15

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
1,576	Willdan Group, Inc.*^	$48,147

		3,465,038

Real Estate Management & Development (0.6%):
7,943	Alexander & Baldwin, Inc.	328,681
2,400	Altisource Portfolio Solutions*	52,368
395	CKX Lands, Inc.(a)	4,543
1,120	Consolidated-Tomoka Land Co.	63,784
6,308	Forestar Group, Inc.*	108,182
232	FRP Holdings, Inc.*	10,707
376	Griffin Industrial Realty, Inc.	11,795
6,592	HFF, Inc., Class A	229,204
10	J.W. Mays, Inc.*	355
5,185	Kennedy-Wilson Holdings, Inc.	98,774
5,387	Marcus & Millichap, Inc.*	142,001
1,035	Maui Land & Pineapple Co.*^	21,011
308	Stratus Properties, Inc.	9,055
4,276	Tejon Ranch Co.*	88,257
1,076	The RMR Group, Inc., Class A	52,347
2,700	The St. Joe Co.*^	50,625
256	Transcontinental Realty Investors, Inc.*^	6,884

		1,278,573

Road & Rail (1.2%):
1,803	ArcBest Corp.	37,142
9,143	Avis Budget Group, Inc.*^	249,330
4,522	Celadon Group, Inc.^	14,244
2,970	Covenant Transportation Group, Inc., Class A*^	52,064
13,610	Heartland Express, Inc.^	283,360
11,773	Knight Transportation, Inc.^	436,189
3,932	Landstar System, Inc.	336,579
1,020	Marten Transport, Ltd.	27,948
7,221	Roadrunner Transportation System, Inc.*	52,497
598	Ryder System, Inc.	43,044
4,204	Saia, Inc.*	215,665
3,419	Swift Transportation Co.*	90,604
4,455	Universal Truckload Services, Inc.	66,825
1,872	USA Truck, Inc.*	16,212
10,586	Werner Enterprises, Inc.^	310,699
6,473	YRC Worldwide, Inc.*	71,980

		2,304,382

Semiconductors & Semiconductor Equipment (3.5%):
6,765	Advanced Energy Industries, Inc.*	437,628
5,028	Alpha & Omega Semiconductor, Ltd.*	83,817
1,056	Ambarella, Inc.*	51,269
34,591	Amkor Technology, Inc.*	337,954
4,245	Axcelis Technologies, Inc.*	88,933
2,777	AXT, Inc.*	17,634
2,314	Brooks Automation, Inc.	50,191
3,506	Cabot Microelectronics Corp.	258,848
1,462	CEVA, Inc.*	66,448
6,385	Cirrus Logic, Inc.*^	400,467
4,840	Cohu, Inc.	76,182

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
4,144	Cree, Inc.*^	$102,150
522	Cyberoptics Corp.*	10,779
7,316	Diodes, Inc.*	175,803
4,185	DSP Group, Inc.*	48,546
19,633	Entegris, Inc.*	430,944
781	First Solar, Inc.*	31,146
11,277	FormFactor, Inc.*	139,835
4,679	GSI Technology, Inc.*	36,777
1,201	Inphi Corp.*^	41,194
18,733	Integrated Device Technology, Inc.*	483,125
1,349	inTest Corp.*	9,038
5,974	IXYS Corp.*	98,272
12,127	Kopin Corp.*^	44,991
11,117	Kulicke & Soffa Industries, Inc.*	211,445
17,231	Lattice Semiconductor Corp.*	114,758
1,636	MagnaChip Semiconductor Corp.*^	16,033
2,327	MaxLinear, Inc., Class A*	64,900
7,523	MKS Instruments, Inc.	506,299
4,449	Nanometrics, Inc.*	112,515
6,163	Neophotonics Corp.*	47,578
910	NVE Corp.	70,070
5,936	PDF Solutions, Inc.*^	97,647
11,404	Photronics, Inc.*	107,198
3,570	Power Integrations, Inc.	260,253
16,529	Rambus, Inc.*	188,926
5,028	Rudolph Technologies, Inc.*	114,890
2,280	Semtech Corp.*	81,510
740	Sevcon, Inc.*	9,916
6,339	Sigma Designs, Inc.*	37,083
5,958	Silicon Laboratories, Inc.*	407,229
586	Sunpower Corp.*^	5,473
2,469	Synaptics, Inc.*^	127,672
5,213	Ultra Clean Holdings, Inc.*^	97,744
8,035	Veeco Instruments, Inc.*	223,775
3,045	Versum Materials, Inc.	98,963
10,031	Xcerra Corp.*	98,003
7,503	Xperi Corp.	223,589

		6,845,440

Software (2.3%):
19,273	ACI Worldwide, Inc.*	431,137
4,794	American Software, Inc., Class A	49,330
1,912	Aspen Technology, Inc.*	105,657
2,785	Aware, Inc.*	14,343
7,393	Barracuda Networks, Inc.*	170,483
4,159	Blackbaud, Inc.^	356,634
2,350	BSQUARE Corp.*	13,160
1,750	Datawatch Corp.*	16,275
4,648	Ebix, Inc.	250,527
428	Ellie Mae, Inc.*	47,041
2,049	Evolving Systems, Inc.*	10,552
2,896	Fair Isaac Corp.	403,731
4,113	GlobalSCAPE, Inc.	21,758

Continued

16

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
595	Globant SA*^	$25,847
4,000	Glu Mobile, Inc.*	10,000
470	Manhattan Associates, Inc.*	22,588
204	MicroStrategy, Inc., Class A*	39,101
6,977	Monotype Imaging Holdings, Inc.	127,679
2,185	Paycom Software, Inc.*^	149,476
10,482	Pegasystems, Inc.	611,624
7,959	Progress Software Corp.	245,854
2,878	QAD, Inc.	92,240
1,490	Qualys, Inc.*	60,792
2,647	RealPage, Inc.*	95,160
6,367	SeaChange International, Inc.*	16,936
3,292	Silver Spring Networks, Inc.*^	37,134
6,375	Synchronoss Technologies, Inc.*^	104,869
7,906	Telenav, Inc.*	64,039
16,342	TiVo Corp.	304,778
7,072	VASCO Data Security International, Inc.*	101,483
3,044	Verint Systems, Inc.*	123,891
1,473	Zedge, Inc., Class B*	3,255
1,895	Zix Corp.*	10,783
113,139	Zynga, Inc.*	411,826

		4,549,983

Specialty Retail (3.1%):
9,996	Aaron’s, Inc.^	388,843
3,905	Abercrombie & Fitch Co., Class A^	48,578
12,099	American Eagle Outfitters, Inc.^	145,793
1,626	America’s Car Mart, Inc.*	63,251
3,300	Asbury Automotive Group, Inc.*	186,615
26,427	Ascena Retail Group, Inc.*	56,818
7,305	Barnes & Noble Education, Inc.*	77,652
11,581	Barnes & Noble, Inc.	88,016
4,102	Big 5 Sporting Goods Corp.^	53,531
3,574	Boot Barn Holdings, Inc.*	25,304
1,732	Build-A-Bear Workshop, Inc.*	18,099
908	Cabela’s, Inc., Class A*	53,953
6,983	Caleres, Inc.	193,988
5,093	Cato Corp., Class A^	89,586
19,215	Chico’s FAS, Inc.^	181,005
2,663	Children’s Place Retail Stores, Inc. (The)^	271,892
7,062	Christopher & Banks Corp.*	9,251
2,910	Citi Trends, Inc.	61,750
4,898	Conn’s, Inc.*^	93,552
2,917	Destination Maternity Corp.*	9,451
10,159	Destination XL Group, Inc.*	23,874
2,730	DSW, Inc., Class A	48,321
13,584	Express, Inc.*	91,692
7,307	Finish Line, Inc. (The), Class A	103,540
7,600	Five Below, Inc.*^	375,212
7,915	Francesca’s Holdings Corp.*	86,590
3,815	GameStop Corp., Class A	82,442
3,363	Genesco, Inc.*	114,006
693	Group 1 Automotive, Inc.	43,881

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
11,356	Guess?, Inc.^	$145,130
2,764	Haverty Furniture Cos., Inc.	69,376
3,790	Hibbett Sports, Inc.*^	78,643
3,206	Kirkland’s, Inc.*	32,958
3,560	Lithia Motors, Inc., Class A^	335,459
1,529	Lumber Liquidators Holdings, Inc.*	38,317
4,711	MarineMax, Inc.*	92,100
3,750	Michaels Cos., Inc. (The)*	69,450
4,983	Monro Muffler Brake, Inc.^	208,040
3,110	Murphy U.S.A., Inc.*^	230,482
11,726	New York & Co.*	16,182
33,156	Office Depot, Inc.	187,000
3,403	Party City Holdco, Inc.*	53,257
441	Perfumania Holdings, Inc.*	750
17,335	Pier 1 Imports, Inc.	89,969
1,537	Rent-A-Center, Inc.	18,014
6,266	Sally Beauty Holdings, Inc.*^	126,887
6,706	Select Comfort Corp.*^	237,996
7,041	Sonic Automotive, Inc., Class A	136,947
2,363	Sportsman’s Warehouse Holdings, Inc.*	12,760
8,364	Stein Mart, Inc.	14,135
884	Tailored Brands, Inc.^	9,865
289	Tandy Leather Factory, Inc.*	2,572
6,734	The Buckle, Inc.^	119,865
8,543	The Container Store Group, Inc.*	50,575
8,692	The Tile Shop Holdings, Inc.^	179,490
2,271	Tilly’s, Inc.	23,051
737	Trans World Entertainment Corp.*	1,216
589	Urban Outfitters, Inc.*^	10,920
4,282	Vitamin Shoppe, Inc.*	49,885
4,562	West Marine, Inc.	58,622
727	Winmark Corp.	93,747
5,550	Zumiez, Inc.*^	68,543

		5,948,689

Technology Hardware, Storage & Peripherals (0.5%):
3,723	3D Systems Corp.*	69,620
1,308	Astro-Med, Inc.	17,135
7,288	Avid Technology, Inc.*	38,335
1,901	Concurrent Computer Corp.	12,813
1,297	Cray, Inc.*	23,865
6,881	Diebold, Inc.^	192,668
7,170	Eastman Kodak Co.*^	65,247
6,494	Electronics for Imaging, Inc.*^	307,685
2,458	Stratasys, Ltd.*	57,296
7,770	Super Micro Computer, Inc.*^	191,531
1,590	TransAct Technologies, Inc.	13,515

		989,710

Textiles, Apparel & Luxury Goods (0.8%):
1,716	Cherokee, Inc.*	11,926
8,448	Crocs, Inc.*	65,134
2,291	Culp, Inc.	74,458
4,229	Deckers Outdoor Corp.*	288,671

Continued

17

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
6,596	G-III Apparel Group, Ltd.*^	$164,570
7,140	Iconix Brand Group, Inc.*^	49,337
5,694	Kate Spade & Co.*	105,282
2,740	Oxford Industries, Inc.	171,223
1,515	Rocky Brands, Inc.	20,377
6,949	Sequential Brands Group, Inc.*	27,727
9,483	Steven Madden, Ltd.*^	378,845
603	Unifi, Inc.*	18,572
761	Vera Bradley, Inc.*	7,443
6,279	Wolverine World Wide, Inc.	175,875

		1,559,440

Thrifts & Mortgage Finance (2.8%):
885	ASB Bancorp, Inc.*	38,896
14,966	Astoria Financial Corp.	301,564
1,803	Atlantic Coast Financial Corp.*	14,406
8,784	Bank Mutual Corp.	80,374
3,938	BankFinancial Corp.	58,755
2,775	Bear State Financial, Inc.	26,252
12,773	Beneficial Bancorp, Inc.	191,595
9,091	BofI Holding, Inc.*^	215,638
1,659	BSB Bancorp, Inc.*^	48,526
20,912	Capitol Federal Financial, Inc.	297,159
3,165	Charter Financial Corp.	56,970
280	Citizens Community Bancorp, Inc.	3,914
5,107	Clifton Bancorp, Inc.^	84,419
993	Coastway Bancorp, Inc.*	20,456
5,896	Dime Community Bancshares	115,562
1,537	ESSA Bancorp, Inc.	22,625
1,705	Essent Group, Ltd.*	63,324
242	First Capital, Inc.	7,592
590	First Defiance Financial Corp.	31,081
9,191	Flagstar Bancorp, Inc.*	283,266
574	FS Bancorp, Inc.	25,618
195	Guaranty Federal Bankshares, Inc.	4,134
681	Hamilton Bancorp, Inc.*	10,215
301	Hingham Institution for Savings	54,761
629	HMN Financial, Inc.*	11,291
973	Home Bancorp, Inc.	41,372
43	Home Federal Bancorp, Inc.	1,152
4,136	HomeStreet, Inc.*	114,464
1,446	HopFed Bancorp, Inc.	21,271
869	IF Bancorp, Inc.	16,946
865	Impac Mortgage Holdings, Inc.*	13,087
7,701	Kearny Financial Corp.^	114,360
390	Kentucky First Federal Bancorp	3,686
1,116	LendingTree, Inc.*^	192,175
940	Malvern Bancorp, Inc.*	22,513
9,112	Meridian Bancorp, Inc.	153,993
1,197	Meta Financial Group, Inc.	106,533
676	MSB Financial Corp.*	11,864
3,723	Nationstar Mortgage Holdings, Inc.*^	66,604
2,740	NMI Holdings, Inc., Class A*	31,373
8,224	Northfield Bancorp, Inc.	141,042
13,856	Northwest Bancshares, Inc.^	216,291

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
5,668	Oceanfirst Financial Corp.	$153,716
198	Oconee Federal Financial Corp.	5,502
16,927	Ocwen Financial Corp.*	45,534
7,654	Oritani Financial Corp.^	130,501
4,022	PennyMac Financial Services, Inc., Class A*	67,167
2,981	PHH Corp.*	41,048
1,677	Provident Financial Holdings, Inc.	32,282
2,873	Provident Financial Services, Inc.	72,917
1,685	Prudential Bancorp, Inc.^	30,600
420	Riverview Bancorp, Inc.	2,789
2,744	Security National Financial Corp., Class A*	17,562
671	Severn Bancorp, Inc.*^	4,898
1,709	SI Financial Group, Inc.	27,515
707	Southern Missouri Bancorp, Inc.	22,808
1,815	Territorial Bancorp, Inc.	56,610
15,166	TrustCo Bank Corp.	117,537
25	United Community Bancorp	490
9,257	United Community Financial Corp.	76,926
8,283	United Financial Bancorp, Inc.	138,243
6,735	Walter Investment Management Corp.*	6,379
12,907	Washington Federal, Inc.	428,511
6,500	Waterstone Financial, Inc.	122,525
5,011	Wawlker & Dunlop, Inc.*	244,686
580	Wayne Savings Bancshares, Inc.	10,138
3,601	Western New England BanCorp, Inc.	36,550
12	Wolverine Bancorp, Inc.	482
4,945	WSFS Financial Corp.	224,255
35	WVS Financial Corp.	564

		5,455,854

Tobacco (0.2%):
301	Alliance One International, Inc.*	4,334
635	Universal Corp.	41,085
17,080	Vector Group, Ltd.^	364,146

		409,565

Trading Companies & Distributors (1.3%):
311	AeroCentury Corp.*	3,856
3,640	Air Lease Corp.^	135,990
6,493	Applied Industrial Technologies, Inc.	383,412
8,168	Beacon Roofing Supply, Inc.*	400,232
1,500	BlueLinx Holdings, Inc.*	16,365
2,473	BMC Stock Holdings, Inc.*	54,035
4,236	CAI International, Inc.*^	99,970
2,504	DXP Enterprises, Inc.*	86,388
1,463	Envirostar, Inc.^	39,574
1,239	H&E Equipment Services, Inc.	25,288
1,116	Herc Holdings, Inc.*	43,881
4,781	Huttig Building Products, Inc.*	33,515
4,012	Kaman Corp., Class A	200,078
373	Lawson Products, Inc.*	8,262
4,569	MRC Global, Inc.*	75,480
539	Neff Corp.*	10,241
4,852	NOW, Inc.*^	78,020

Continued

18

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
539	Rush Enterprises, Inc., Class A*	$20,040
9,964	Textainer Group Holdings, Ltd.^	144,478
3,983	Titan Machinery, Inc.*	71,614
577	TransAct Technologies, Inc.*	7,011
5,731	Triton International, Ltd.	191,645
1,668	Univar, Inc.*	48,706
2,676	Veritiv Corp.*	120,420
2,996	WESCO International, Inc.*	171,671

		2,470,172

Water Utilities (0.6%):
6,793	American States Water Co.^	322,056
1,521	Artesian Resources Corp.	57,250
7,681	California Water Service Group	282,661
2,058	Connecticut Water Service, Inc.	114,240
2,756	Consolidated Water Co., Ltd.	34,174
3,030	Middlesex Water Co.	119,988
669	Pure Cycle Corp.*	5,185
3,454	SJW Corp.	169,868
2,392	York Water Co. (The)	83,361

		1,188,783

Wireless Telecommunication Services (0.3%):
6,783	Boingo Wireless, Inc.*	101,474
7,479	Shenandoah Telecommunications Co.^	229,605

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
4,083	Spok Holdings, Inc.	$72,269
9,308	Telephone & Data Systems, Inc.	258,297

		661,645

Total Common Stocks (Cost $175,979,002)		195,624,000

Right (0.2%):
Media (0.2%):
21,894	Media General, Inc. CVR, Expires on 01/18/18*(a)(b)	41,599

Total Right (Cost $6,785)		41,599

Securities Held as Collateral for Securities on Loan (23.0%):
$44,857,678	AZL DFA U.S. Small Cap Fund Securities Lending Collateral Account(c)	44,857,678

Total Securities Held as Collateral for Securities on Loan (Cost $44,857,678)		44,857,678

Unaffiliated Investment Company (0.0%):
49,040	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.75%(d)	49,040

Total Unaffiliated Investment Company (Cost $49,040)		49,040

Total Investment Securities (Cost $220,892,505)(e) — 123.4%		240,572,317
Net other assets (liabilities) — (23.4)%		(45,652,112)

Net Assets — 100.0%		$194,920,205

Percentages indicated are based on net assets as of June 30, 2017.

ADR—American Depositary Receipt

CVR—Contingency Valued Rights

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $43,719,614.

(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2017, these securities represent 0.18% of the net assets of the Fund.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2017. The total of all such securities represent 0.02% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(d)	The rate represents the effective yield at June 30, 2017.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

19

AZL DFA U.S. Small Cap Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investment securities, at cost	$220,892,505

Investment securities, at value*	$240,572,317
Cash	785
Interest and dividends receivable	167,429
Receivable for investments sold	218,776

Total Assets	240,959,307

Liabilities:
Payable for investments purchased	206,693
Payable for capital shares redeemed	798,353
Payable for collateral received on loaned securities	44,857,678
Manager fees payable	112,996
Administration fees payable	6,763
Distribution fees payable	40,356
Custodian fees payable	3,736
Administrative and compliance services fees payable	1,089
Transfer agent fees payable	1,160
Trustee fees payable	2,109
Other accrued liabilities	8,169

Total Liabilities	46,039,102

Net Assets	$194,920,205

Net Assets Consist of:
Capital	$165,376,754
Accumulated net investment income/(loss)	1,549,844
Accumulated net realized gains/(losses) from investment transactions	8,313,721
Net unrealized appreciation/(depreciation) on investments	19,679,886

Net Assets	$194,920,205

Shares of beneficial interest (unlimited number of shares authorized, no par value)	16,789,898
Net Asset Value (offering and redemption price per share)	$11.61

*	Includes securities on loan of $43,719,614.

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$1,313,877
Income from securities lending	131,551
Foreign withholding tax	(1,475)

Total Investment Income	1,443,953

Expenses:
Manager fees	843,860
Administration fees	36,544
Distribution fees	248,194
Custodian fees	11,493
Administrative and compliance services fees	2,080
Transfer agent fees	3,533
Trustee fees	6,830
Professional fees	7,117
Shareholder reports	1,853
Other expenses	2,961

Total expenses before reductions	1,164,465
Less expenses voluntarily waived/reimbursed by the Manager	(148,917)

Net expenses	1,015,548

Net Investment Income/(Loss)	428,405

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	5,348,122
Change in net unrealized appreciation/depreciation on investments	(2,572,107)

Net Realized/Unrealized Gains/(Losses) on Investments	2,776,015

Change in Net Assets Resulting From Operations	$3,204,420

See accompanying notes to the financial statements.

20

AZL DFA U.S. Small Cap Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$428,405	$1,136,185
Net realized gains/(losses) on investment transactions	5,348,122	2,962,328
Change in unrealized appreciation/depreciation on investments	(2,572,107)	41,654,859

Change in net assets resulting from operations	3,204,420	45,753,372

Distributions to Shareholders:
From net investment income	—	(897,259)
From net realized gains	—	(346,185)

Change in net assets resulting from distributions to shareholders	—	(1,243,444)

Capital Transactions:
Proceeds from shares issued	2,427,223	6,352,461
Proceeds from dividends reinvested	—	1,243,444
Value of shares redeemed	(18,723,262)	(52,625,048)

Change in net assets resulting from capital transactions	(16,296,039)	(45,029,143)

Change in net assets	(13,091,619)	(519,215)
Net Assets:
Beginning of period	208,011,824	208,531,039

End of period	$194,920,205	$208,011,824

Accumulated net investment income/(loss)	$1,549,844	$1,121,439

Share Transactions:
Shares issued	211,215	651,607
Dividends reinvested	—	125,347
Shares redeemed	(1,628,369)	(5,243,191)

Change in shares	(1,417,154)	(4,466,237)

See accompanying notes to the financial statements.

21

AZL DFA U.S. Small Cap Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	April 27, 2015 to December 31, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.42		$9.20	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.03		0.07	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	0.16		2.21	(0.83)

Total from Investment Activities	0.19		2.28	(0.80)

Dividends to Shareholders From:
Net Investment Income	—		(0.04)	—
Net Realized Gains	—		(0.02)	—

Total Dividends	—		(0.06)	—

Net Asset Value, End of Period	$11.61		$11.42	$9.20

Total Return(b)	1.57	%(c)	24.90%	(8.00	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$194,920		$208,012	$208,531
Net Investment Income/(Loss)(d)	0.43%		0.56%	0.50%
Expenses Before Reductions(d)(e)	1.17%		1.14%	1.18%
Expenses Net of Reductions(d)	1.02%		0.99%	1.03%
Portfolio Turnover Rate	5	%(c)	9%	10	%(c)

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

22

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Small Cap Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

23

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $37 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $12,923 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions
Common Stocks	$44,856,967	$711	$—	$—	$44,857,678

Total Securities Lending Transactions	44,856,967	711	—	—	44,857,678

Total Borrowings	$44,856,967	$711	$—	$—	$44,857,678

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$44,857,678

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2017, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL DFA U.S. Small Cap Fund	0.85%	1.35%

*	The Manager voluntarily reduced the management fee to 0.70% on all assets. After April 30, 2018 the manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

24

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $1,232 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

25

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$195,624,000	$—	$195,624,000
Right	—	41,599	41,599
Securities Held as Collateral for Securities on Loan	—	44,857,678	44,857,678
Unaffiliated Investment Company	49,040	—	49,040

Total Investment Securities	$195,673,040	$44,899,277	$240,572,317

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA U.S. Small Cap Fund	$10,136,855	$24,476,914

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $220,889,067. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$39,310,791
Unrealized (depreciation)	(19,627,541)

Net unrealized appreciation/(depreciation)	$19,683,250

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL DFA U.S. Small Cap Fund	$1,243,444	$—	$1,243,444

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL DFA U.S. Small Cap Fund	$2,357,367	$1,726,741	$—	$22,254,923	$26,339,031

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2017.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

26

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

27

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

28

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® Enhanced Bond Index Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 22

Statement of Operations Page 22

Statements of Changes in Net Assets Page 23

Financial Highlights Page 24

Notes to the Financial Statements Page 25

Other Information Page 32

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Enhanced Bond Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Enhanced Bond Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Enhanced Bond Index Fund	$1,000.00	$1,020.60	$3.31	0.66%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Enhanced Bond Index Fund	$1,000.00	$1,021.54	$3.31	0.66%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
U.S. Government Agency Mortgages	37.0%
U.S. Treasury Obligations	22.0
Corporate Bonds	21.5
Securities Held as Collateral for Securities on Loan	14.4
Certificates of Deposit	8.0
Asset Backed Securities	6.2
Yankee Dollars	4.9
Collateralized Mortgage Obligations	4.7
Commercial Paper	1.6
Money Markets	0.8
Municipal Bonds	0.1

Total Investment Securities	121.2
Net other assets (liabilities)	(21.2)

Net Assets	100.0%

1

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (6.2%):
$6,930,000	Aebor Realty Collateralized Loan, Class A, Series 17-FL1, 2.46%, 4/15/27, Callable 11/15/19 @ 100(a)(b)	$6,930,000
2,516,886	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36	2,621,343
6,000,000	AmeriCredit Automoblie Receivables Trust, Class A3, Series 16-3, 1.46%, 5/10/21, Callable 7/8/20 @ 100	5,982,619
2,330,000	AmeriCredit Automoblie Receivables Trust, Class A3, Series 16-4, 1.53%, 7/8/21, Callable 9/8/20 @ 100	2,320,704
1,000,000	Apidos CLO, Class A1R, Series 15-20A, 2.35%, 1/16/27, Callable 7/17/17 @ 100(b)	1,002,983
1,885,000	Arbor Realty Collateralized Loan, Class A, Series 15-FL2A, 2.91%, 9/15/25, Callable 3/15/18 @ 100(a)(b)	1,870,109
5,350,000	Banc of America Merrill Lynch Large Loan, Class A, Series 2015-ASHF, 2.38%, 1/15/28(b)	5,367,614
1,502,000	Benefit Street Partners CLO, Ltd., Class A1R, Series 2014-IVA, 2.51%, 1/20/29, Callable 1/20/19 @ 100(b)	1,506,131
580,000	Cedar Funding, Ltd., Class A1, Series 14-3A, 2.70%, 5/20/26(b)	581,129
1,000,000	Cent CLO, LP, Class A1R, Series 14-22A, 2.44%, 11/7/26(a)(b)	1,000,000
2,000,000	Chase Issuance Trust, Class A5, Series 2016-A5, 1.27%, 7/15/21	1,981,700
1,270,000	Chrysler Capital Auto Receivables Trust, Class B, Series 2013-BA, 1.78%, 6/17/19, Callable 2/15/18 @ 100	1,270,470
3,000,000	CIFC Funding, Ltd., Class A1R, Series 15-1A, 2.43%, 1/22/27, Callable 7/22/17 @ 100(b)	3,000,309
2,210,000	Citibank Credit Card Issuance Trust, Class A1, Series 2014-A1, 2.88%, 1/23/23	2,276,486
3,335,000	Citibank Credit Card Issuance Trust, Class A3, Series 2017-A3, 1.92%, 4/7/22	3,338,686
2,165,000	Credit Acceptance Auto Loan Trust, Class A, Series 15-2A, 2.40%, 2/15/23, Callable 12/15/18 @ 100(b)	2,173,075
428,206	Credit Acceptance Auto Loan Trust, Class A, Series 2014-2A, 1.88%, 3/15/22, Callable 10/15/17 @ 100	428,271
11,200,000	Drive Auto Receivables Trust, Class A2, Series 17-BA, 1.59%, 12/17/18, Callable 8/15/21 @ 100	11,199,385
1,495,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2014-2, 1.49%, 2/15/21(b)	1,501,424
1,855,000	Golden Credit Card Trust, Class A, Series 2015-2A, 2.02%, 4/15/22	1,858,351
2,190,000	GoldenTree Loan Opportunities VII, Ltd., Class A, Series 2013-7A, 2.31%, 4/25/25, Callable 7/25/17 @ 100(b)	2,189,987
4,871,641	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 17-1, 3.50%, 1/25/47, Callable 10/25/38 @ 100(b)	4,995,271

Principal Amount		Fair Value
Asset Backed Securities, continued
$855,903	Navient Student Loan Trust, Class A, Series 14-CTA, 1.86%, 9/16/24, Callable 9/15/21 @ 100(b)	$856,170
5,909,651	Navient Student Loan Trust, Class A, Series 2015-CA, 2.49%, 1/16/35, Callable 3/15/20 @ 100(b)	5,961,419
1,505,000	Navient Student Loan Trust, Class A2A, Series 2016-AA, 3.91%, 12/15/45, Callable 4/15/29 @ 100	1,561,740
2,140,000	Nextgear Floorplan Master Owner Trust, Class A, Series 2014-1A, 1.92%, 10/15/19	2,141,731
1,377,351	Nomad CLO, Ltd., Class A1, Series 2013-1A, 2.36%, 1/15/25, Callable 7/15/17 @ 100(b)	1,378,314
1,400,000	OCP CLO, Ltd., Class A1R, Series 2012-2A, 2.57%, 11/22/25, Callable 11/22/18 @ 100(b)	1,411,252
1,500,000	OCP CLO, Ltd., Class A1, Series 2015-8A, 2.69%, 4/17/27, Callable 7/17/17 @ 100(b)	1,500,599
790,042	OneMain Financial Issuance Trust, Class A, Series 2014-2A, 2.47%, 9/18/24, Callable 7/18/17 @ 101	791,069
1,875,000	OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 3/18/26, Callable 1/18/18 @ 101	1,893,689
1,250,000	OZLM, Ltd., Class A1BR, Series 14-7A, 2.31%, 7/17/26, Callable 7/17/17 @ 100(b)	1,249,999
11,770,000	Pfs Financing Corp., Class A, Series 2017-AA, 1.74%, 3/15/21(b)	11,791,673
2,425,000	PFS Financing Corp., Class 4, Series 16-A, 2.36%, 2/18/20(b)	2,435,198
480,000	PFS Financing Corp., Class A, Series 2016-BA, 1.87%, 10/15/21	477,785
2,300,000	Prestige Auto Receivables Trust, Class C, Series 2014-1A, 2.39%, 5/15/20, Callable 8/15/18 @ 100	2,305,027
2,046,261	Progress Residential Trust, Class A, Series 2015-SFR2, 2.74%, 6/12/32	2,056,813
431,246	Santander Drive Auto Receivables Trust, Class C, Series 2013-4, 3.25%, 1/15/20, Callable 2/15/18 @ 100	432,356
492,658	Santander Drive Auto Receivables Trust, Class A3, Series 15-4, 1.58%, 9/16/19, Callable 6/15/19 @ 100(b)	492,724
1,700,000	Santander Drive Auto Receivables Trust, Class A3, Series 16-3, 1.50%, 8/17/20, Callable 1/15/20 @ 100	1,697,178
434,792	SLM Student Loan Trust, Class A4, Series 2006-A, 1.44%, 12/15/23, Callable 12/15/27 @ 100(b)	433,379
172,457	SLM Student Loan Trust, Class A2, Series 2012-C, 3.31%, 10/15/46, Callable 5/15/18 @ 100	174,317
640,000	SMB Private Education Loan Trust, Class A2A, Series 15-B, 2.98%, 7/15/27	654,816
2,250,000	SMB Private Education Loan Trust, Class A2A, Series 17-A, 2.88%, 9/15/34	2,268,264

Continued

2

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities, continued
$250,000	SMB Private Education Loan Trust, Class A2A, Series 16-A, 2.70%, 5/15/31(b)	$250,994
3,211,905	Social Professional Loan Program, Class A2, Series 2015-D, 2.72%, 10/27/36	3,244,079
1,202,728	Social Professional Loan Program, Class A2, Series 2015-C, 2.51%, 8/25/33	1,204,460
2,190,000	Springleaf Funding Trust, Class A, Series 2015-AA, 3.16%, 11/15/24, Callable 2/15/18 @ 100	2,209,808
43,843	Sway Residential Trust, Class A, Series 2014-1, 2.51%, 1/17/32(b)	43,843
2,435,000	Synchrony Credit Card Master Note Trust, Class A, Series 2012-7, 1.76%, 9/15/22	2,428,308
435,000	World Financial Network Credit Card Master Trust, Class A, Series 2012-A, 3.14%, 1/17/23	444,533
2,000,000	World Financial Network Credit Card Master Trust, Class A, Series 2016-C, 1.72%, 8/15/23	1,988,032

Total Asset Backed Securities (Cost $120,898,667)		121,175,616

Collateralized Mortgage Obligations (4.7%):
11,463	Banc of America Large Loan, Class A4B, Series 2010-UB4, 5.11%, 12/20/41(a)(b)	11,465
2,513,056	Barclays Commercial Mortgage Securities, Class A, Series 2015-SLP, 2.27%, 2/15/28(b)	2,513,813
2,540,000	BHMS Mortgage Trust, Class AFL, Series 2014-ATLS, 2.49%, 7/5/33(b)	2,539,998
5,543,389	CGGS Commercial Mortgage Trust, Class AFX, Series 2016-RNDA, 2.76%, 2/10/33	5,554,164
20,974,610	Citigroup Commercial Mortgage Trust, Class XA, Series 2015-P1, 0.93%, 9/15/48(b)	1,004,092
26,478,421	Commercial Mortgage Loan Trust, Class XA, Series 2015-CCRE23, 1.13%, 5/10/48(b)	1,362,762
667,000	Commercial Mortgage Loan Trust, Class A5, Series 2015-CR24, 3.70%, 8/10/48	694,439
1,279,058	Commercial Mortgage Loan Trust, Class AM, Series 2013-CR7, 3.31%, 3/10/46	1,299,986
8,970,000	Commercial Mortgage Loan Trust, Class A, Series 2014-TWC, 1.98%, 2/13/32(b)	8,986,768
1,495,304	Commercial Mortgage Loan Trust, Class A1A, Series 2008-LS1, 6.33%, 12/10/49(b)	1,502,453
2,500,000	Core Industrial Trust, Class A, Series 2015-WEST, 3.29%, 2/10/37	2,539,312
3,640,000	Core Industrial Trust, Class A, Series 2015-CALW, 3.04%, 2/10/34	3,734,892
8,500,000	Cosmopolitian Hotel Trust, Class A, Series 2016-CSMO, 2.56%, 11/15/33(b)	8,563,865
1,590,000	Credit Suisse Mortgage Trust, Class A, Series 2016-MFF, 2.76%, 11/15/33(b)	1,594,957
658,053	GAHR Commercial Mortgage Trust, Class AFL1, Series 2015-NRF, 2.29%, 12/15/34(b)	659,029
640,000	GAHR Commercial Mortgage Trust, Class AFX, Series 2015-NRF, 3.23%, 12/15/34	656,301
8,408	GS Mortgage Securities Trust, Class XA, Series 2013-GC10, 1.73%, 2/10/46(b)	566
1,100,000	GS Mortgage Securities Trust, Class A, Series 2012-SHOP, 2.93%, 6/5/31	1,118,884

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$249,339	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.91%, 5/5/30	$260,082
5,065,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4FX, Series 2012-CBX, 3.48%, 6/15/45	5,268,134
955,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2016-NINE, 2.95%, 10/6/38(b)	936,411
3,560,315	JPMorgan Mortgage Trust, Class A6, Series 2017-2, 3.00%, 5/25/47, Callable 7/25/29 @ 100(b)	3,590,171
1,180,000	Latitude Management Real Estate Capital, Class A, Series 2016-CRE2, 2.71%, 11/24/31(b)	1,188,708
2,600,000	Merrill Lynch Mortgage Trust, Class E, Series 2005-MKB2, 6.53%, 9/12/42(b)	2,823,298
1,300,000	Morgan Stanley Bank of America Merrill Lynch Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48	1,338,694
2,775,000	Morgan Stanley Bank of America Merrill Lynch Trust, Class A4, Series 2015-C24, 3.73%, 5/15/48	2,904,648
1,540,000	Morgan Stanley Capital I Trust, Class A4, Series 2016-BNK2, 3.05%, 11/15/49	1,526,801
139,650,000	Morgan Stanley Capital I Trust, Class XCP, Series 2017-PRME, 1.29%, 8/15/18(a)(b)	2,624,861
1,740,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/29	1,809,965
31,078	Morgan Stanley Re-REMIC Trust, Class A, Series 2012-XA, 2.00%, 7/27/49	31,087
4,850,000	One Lincoln Street Commercial Mortgage, Class A1, Series 2004-C3, 5.72%, 10/15/30(b)	5,536,421
1,220,000	SFAVE Commercial Mortgage Securities Trust, Class A2A, Series 2015-5AVE, 3.66%, 1/5/43(b)	1,162,452
125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48	123,044
1,198,353	SMB Private Education Loan Trust, Class A2B, Series 14-A, 2.31%, 5/15/26(b)	1,211,031
336,000	SMB Private Education Loan Trust, Class A2A, Series 16-B, 2.43%, 2/17/32(b)	333,090
120,000	Social Professional Loan Program, Class A2B, Series 16-D, 2.34%, 4/25/33	118,931
1,460,000	VNO Mortgage Trust, Class A, Series 2013-PENN, 3.81%, 12/13/29	1,529,332
170,000	Waldorf Astoria Boca Raton Trust, Class A, Series 2016-BOCA, 2.51%, 6/15/29(b)	170,527
1,250,000	Wells Fargo Commercial Mortgage Trust, Class AS, Series 2015-NXS1, 3.41%, 5/15/48	1,258,616
5,100,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-C28, 3.54%, 5/15/48	5,252,096
1,800,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2015-NXS2, 3.77%, 7/15/58(b)	1,885,834
1,635,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48	1,703,046
43,506,491	Wells Fargo Commercial Mortgage Trust, Class XA, Series 2016-LC25, 1.24%, 12/15/59(b)	2,956,958

Continued

3

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$17,721,986	WF-RBS Commercial Mortgage Trust, Class XA, Series 2014-C20, 1.31%, 5/15/47(b)	$920,996

Total Collateralized Mortgage Obligations (Cost $99,032,946)		92,802,980

Corporate Bonds (21.5%):
Aerospace & Defense (0.6%):
580,000	Aviation Capital Group Corp., 2.88%, 9/17/18, Callable 8/17/18 @ 100(c)	585,583
95,000	BAE Systems plc, 3.85%, 12/15/25, Callable 9/15/25 @ 100(c)	98,844
400,000	Boeing Co., 2.35%, 10/30/21	402,878
80,000	Boeing Co. (The), 3.30%, 3/1/35, Callable 9/1/34 @ 100	76,949
40,000	Boeing Co. (The), 3.50%, 3/1/45, Callable 9/1/44 @ 100	38,726
90,000	General Dynamics Corp., 2.13%, 8/15/26, Callable 5/15/26 @ 100	84,437
325,000	Lockheed Martin Corp., 3.55%, 1/15/26, Callable 10/15/25 @ 100	336,767
319,000	Lockheed Martin Corp., 4.50%, 5/15/36, Callable 11/15/35 @ 100	347,896
1,356,000	Lockheed Martin Corp., 4.70%, 5/15/46, Callable 11/15/45 @ 100	1,523,664
1,810,000	Northrop Grumman Corp., 3.25%, 8/1/23	1,871,967
1,800,000	Rockwell Collins, Inc., 2.80%, 3/15/22, Callable 2/15/22 @ 100	1,816,618
1,154,000	United Technologies Corp., 1.78%, 5/4/18(b)	1,155,481
2,115,000	United Technologies Corp., 1.90%, 5/4/20	2,118,626
500,000	United Technologies Corp., 4.50%, 6/1/42	545,977
500,000	United Technologies Corp., 3.75%, 11/1/46, Callable 5/1/46 @ 100	489,587

		11,494,000

Air Freight & Logistics (0.1%):
500,000	FedEx Corp., 3.88%, 8/1/42	472,571
820,000	FedEx Corp., 4.55%, 4/1/46, Callable 10/1/45 @ 100	861,350

		1,333,921

Airlines (0.1%):
460,000	American Airline, Series AA, 3.65%, 8/15/30	473,800
628,228	American Airlines, Series A, 3.38%, 5/1/27	631,369
571,598	American Airlines Pass Through Trust, Class AA, Series 2015-2, 3.60%, 3/22/29	583,716

		1,688,885

Auto Components (0.0%):
50,000	Delphi Corp., 4.15%, 3/15/24, Callable 12/15/23 @ 100	52,507

Automobiles (0.1%):
1,125,000	Ford Motor Co., 5.29%, 12/8/46, Callable 6/8/46 @ 100^	1,154,610

Banks (3.7%):
403,000	Bank of America Corp., 2.00%, 1/11/18	403,617
1,065,000	Bank of America Corp., 2.36%, 3/22/18, MTN(b)	1,071,440
500,000	Bank of America Corp., 5.65%, 5/1/18, MTN	515,702
311,000	Bank of America Corp., 1.95%, 5/12/18, MTN	311,329
747,000	Bank of America Corp., 2.60%, 1/15/19	754,035

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$766,000	Bank of America Corp., Series L, 2.25%, 4/21/20, MTN^	$766,313
5,360,000	Bank of America Corp., Series G, 2.63%, 4/19/21	5,383,755
890,000	Bank of America Corp., 2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN^	878,623
1,010,000	Bank of America Corp., 3.30%, 1/11/23, MTN	1,029,895
1,095,000	Bank of America Corp., 4.00%, 4/1/24	1,147,415
585,000	Bank of America Corp., 4.00%, 1/22/25, MTN	595,188
1,020,000	Bank of America Corp., Series L, 3.95%, 4/21/25	1,033,506
2,500,000	Bank of America Corp., 3.88%, 8/1/25, MTN	2,586,278
826,000	Bank of America Corp., Series G, 4.45%, 3/3/26	859,655
1,810,000	Bank of America Corp., Series G, 3.50%, 4/19/26	1,816,165
2,880,000	Bank of America Corp., 3.82%, 1/20/28, Callable 1/20/27 @ 100, MTN(b)	2,930,008
380,000	Bank of America Corp., 4.24%, 4/24/38, Callable 4/24/37 @ 100(b)	395,144
284,000	Branch Banking & Trust, 3.63%, 9/16/25, Callable 8/16/25 @ 100	295,376
2,580,000	Citigroup, Inc., 1.80%, 2/5/18	2,581,956
830,000	Citigroup, Inc., 2.40%, 2/18/20	834,464
1,030,000	Citigroup, Inc., 2.65%, 10/26/20	1,039,855
965,000	Citizens Bank NA/RI, 2.20%, 5/26/20, Callable 4/26/20 @ 100	963,344
250,000	Citizens Bank NA/RI, 2.55%, 5/13/21, Callable 4/13/21 @ 100	250,138
40,000	Citizens Financial Group, Inc., 2.38%, 7/28/21, Callable 6/28/21 @ 100^	39,654
206,000	Fifth Third Bank, 2.15%, 8/20/18, Callable 7/20/18 @ 100	206,866
1,042,000	Fifth Third Bank, Series BKNT, 3.85%, 3/15/26, Callable 2/15/26 @ 100	1,060,897
1,306,000	HSBC USA, Inc., 1.70%, 3/5/18^	1,306,249
1,660,000	HSBC USA, Inc., 2.35%, 3/5/20	1,669,746
470,000	Huntington National Bank (The), 2.40%, 4/1/20, Callable 3/1/20 @ 100	473,135
1,095,000	JPMorgan Chase & Co., 2.20%, 10/22/19	1,098,501
20,000	JPMorgan Chase & Co., 2.75%, 6/23/20, Callable 5/23/20 @ 100^	20,334
1,720,000	JPMorgan Chase & Co., 2.30%, 8/15/21, Callable 8/15/20 @ 100	1,709,993
125,000	JPMorgan Chase & Co., 4.50%, 1/24/22	135,356
2,578,000	JPMorgan Chase & Co., 2.97%, 1/15/23, Callable 1/15/22 @ 100^	2,608,665
10,444,000	JPMorgan Chase & Co., 2.78%, 4/25/23, Callable 4/25/22 @ 100(b)	10,462,756
300,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100	296,479
1,271,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	1,226,643
140,000	JPMorgan Chase & Co., 4.25%, 10/1/27	146,034
3,710,000	JPMorgan Chase & Co., 3.78%, 2/1/28, Callable 2/1/27 @ 100(b)	3,793,908
500,000	KeyBank NA/Cleveland OH, Series BKNT, 2.40%, 6/9/22^	497,514
200,000	KeyCorp, 2.90%, 9/15/20	203,460

Continued

4

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$142,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	$147,769
963,000	Santander Holdings USA, 3.70%, 3/28/22, Callable 2/28/22 @ 100(c)	975,445
300,000	U.S. BanCorp, Series V, 2.38%, 7/22/26, Callable 6/22/26 @ 100^	282,728
1,800,000	US BanCorp, Series X, 3.15%, 4/27/27, Callable 3/27/27 @ 100^	1,803,002
128,000	Wachovia Corp., 5.50%, 8/1/35	148,439
514,000	Wells Fargo & Co., Series G, 2.60%, 7/22/20^	521,246
1,590,000	Wells Fargo & Co., 2.10%, 7/26/21	1,568,677
250,000	Wells Fargo & Co., 3.00%, 4/22/26	244,164
3,295,000	Wells Fargo & Co., 3.00%, 10/23/26	3,208,529
2,905,000	Wells Fargo & Co., Series G, 4.30%, 7/22/27^	3,042,752
2,725,000	Wells Fargo & Co., 3.58%, 5/22/28, Callable 5/22/27 @ 100(b)	2,753,969
246,000	Wells Fargo & Co., 3.90%, 5/1/45^	246,095
175,000	Wells Fargo & Co., Series G, 4.90%, 11/17/45	190,816
680,000	Wells Fargo & Co., 4.40%, 6/14/46, MTN	688,433
1,140,000	Wells Fargo & Co., 4.75%, 12/7/46	1,217,148

		72,438,603

Beverages (0.5%):
1,310,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100	1,327,564
1,595,000	Anheuser-Busch InBev NV, 3.65%, 2/1/26, Callable 11/1/25 @ 100	1,643,281
1,090,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,199,701
1,570,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	1,771,966
1,150,000	Molson Coors Brewing Co., 1.90%, 3/15/19(c)	1,148,420
675,000	Molson Coors Brewing Co., 2.25%, 3/15/20, Callable 2/15/20 @ 100(c)	675,010
620,000	Molson Coors Brewing Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100	596,344
1,200,000	PepsiCo, Inc., 1.70%, 10/6/21, Callable 9/6/21 @ 100^	1,174,660
200,000	PepsiCo, Inc., 2.38%, 10/6/26, Callable 7/6/26 @ 100^	190,483
200,000	PepsiCo, Inc., 3.45%, 10/6/46, Callable 4/6/46 @ 100	187,911

		9,915,340

Biotechnology (0.7%):
1,000,000	AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100^	997,519
1,000,000	AbbVie, Inc., 3.20%, 5/14/26, Callable 2/14/26 @ 100^	988,191
130,000	AbbVie, Inc., 4.30%, 5/14/36, Callable 11/14/35 @ 100	132,301
400,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	412,878
2,190,000	Amgen, Inc., 1.90%, 5/10/19^	2,192,053
570,000	Amgen, Inc., 2.20%, 5/11/20	572,880
500,000	Amgen, Inc., 1.85%, 8/19/21, Callable 7/19/21 @ 100^	488,842

Principal Amount		Fair Value
Corporate Bonds, continued
Biotechnology, continued
$450,000	Amgen, Inc., 3.63%, 5/15/22, Callable 2/15/22 @ 100^	$470,018
640,000	Amgen, Inc., 2.60%, 8/19/26, Callable 5/19/26 @ 100^	605,679
350,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	359,502
254,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100	267,248
367,000	Amgen, Inc., 4.66%, 6/15/51, Callable 12/15/50 @ 100	388,709
390,000	Baxalta, Inc., 5.25%, 6/23/45, Callable 12/23/44 @ 100	457,728
200,000	Biogen, Inc., 3.63%, 9/15/22	209,172
500,000	Biogen, Inc., 4.05%, 9/15/25, Callable 6/15/25 @ 100	527,895
60,000	Biogen, Inc., 5.20%, 9/15/45, Callable 3/15/45 @ 100	68,448
720,000	Celgene Corp., 2.88%, 8/15/20	736,256
50,000	Gilead Sciences, Inc., 2.50%, 9/1/23, Callable 7/1/23 @ 100	49,259
800,000	Gilead Sciences, Inc., 3.65%, 3/1/26, Callable 12/1/25 @ 100	822,664
230,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	250,631
1,720,000	Gilead Sciences, Inc., 4.15%, 3/1/47, Callable 9/1/46 @ 100	1,728,019

		12,725,892

Capital Markets (1.1%):
1,475,000	Bank of New York Mellon Corp. (The), 2.05%, 5/3/21, Callable 4/3/21 @ 100, MTN	1,461,499
205,000	Bank of New York Mellon Corp. (The), Series G, 3.00%, 2/24/25, Callable 1/24/25 @ 100^	204,639
135,000	Bank of New York Mellon Corp. (The), 2.80%, 5/4/26, Callable 2/4/26 @ 100	131,831
2,300,000	Bank of New York Mellon Corp. (The), 3.44%, 2/7/28, Callable 2/7/27 @ 100, MTN(b)	2,333,994
185,000	Bank of New York Mellon Corp. (The), 3.00%, 10/30/28, Callable 7/30/28 @ 100	179,042
1,320,000	Bank of New York Mellon Corp. (The), 4.62%, 12/29/49, Callable 9/20/26 @ 100(b)	1,331,352
1,435,000	Chalres Schwab Corp., Series E, 4.62%, 12/29/49, Callable 3/1/22 @ 100(b)	1,465,494
650,000	Goldman Sachs Group, Inc., 2.88%, 2/25/21, Callable 1/25/21 @ 100^	656,968
106,000	Goldman Sachs Group, Inc., 5.95%, 1/15/27	123,725
1,135,000	Goldman Sachs Group, Inc. (The), 2.38%, 1/22/18	1,140,035
562,000	Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	568,383
610,000	Goldman Sachs Group, Inc. (The), 2.60%, 4/23/20, Callable 3/23/20 @ 100	615,664
415,000	Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26, Callable 11/25/25 @ 100	422,575
360,000	Goldman Sachs Group, Inc. (The), 4.80%, 7/8/44, Callable 1/8/44 @ 100	399,207

Continued

5

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$150,000	Goldman Sachs Group, Inc. (The), 4.75%, 10/21/45, Callable 4/21/45 @ 100	$165,968
706,000	Morgan Stanley, 1.88%, 1/5/18^	706,842
414,000	Morgan Stanley, 2.13%, 4/25/18	415,365
1,000,000	Morgan Stanley, 2.50%, 1/24/19	1,007,719
2,280,000	Morgan Stanley, 2.80%, 6/16/20	2,313,151
930,000	Morgan Stanley, 2.63%, 11/17/21	928,629
295,000	Morgan Stanley, 3.75%, 2/25/23	306,745
240,000	Morgan Stanley, 3.63%, 1/20/27	241,726
169,000	Morgan Stanley, 3.95%, 4/23/27	170,524
760,000	Morgan Stanley, 4.38%, 1/22/47	792,835
610,000	Northern Trust Corp., 4.60%, 12/29/49, Callable 10/1/26 @ 100^(b)	616,100
1,355,000	State Street Corp., 2.55%, 8/18/20^	1,380,444
741,000	State Street Corp., Series F, 5.25%, 12/31/49, Callable 9/15/20 @ 100(b)	781,755
800,000	UBS Group AG, 4.13%, 4/15/26(c)	834,311

		21,696,522

Chemicals (0.2%):
49,000	Dow Chemical Co. (The), 4.38%, 11/15/42, Callable 5/15/42 @ 100	50,610
345,000	E.I. du Pont de Nemours & Co., 2.20%, 5/1/20^	346,872
410,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100^	415,403
220,000	Eastman Chemical Co., 4.65%, 10/15/44, Callable 4/15/44 @ 100	232,759
1,000,000	Ecolab, Inc., 2.70%, 11/1/26, Callable 8/1/26 @ 100	964,476
410,000	LyondellBasell Idustries NV, 4.88%, 3/15/44, Callable 9/15/43 @ 100	434,164
199,000	Monsanto Co., 3.38%, 7/15/24, Callable 4/15/24 @ 100^	201,890
90,000	Monsanto Co., 4.40%, 7/15/44, Callable 1/15/44 @ 100	91,535
250,000	Monsanto Co., 3.95%, 4/15/45, Callable 10/15/44 @ 100	236,364
220,000	RPM International, Inc., 3.75%, 3/15/27, Callable 12/15/26 @ 100	223,563
665,000	Sherwin Williams Co., 2.25%, 5/15/20	666,488

		3,864,124

Commercial Services & Supplies (0.0%):
255,000	Pitney Bowes, Inc., 3.88%, 5/15/22, Callable 4/15/22 @ 100^	254,935
535,000	Republic Services, Inc., 3.20%, 3/15/25, Callable 12/15/24 @ 100	539,209
45,000	Republic Services, Inc., 2.90%, 7/1/26, Callable 4/1/26 @ 100	44,119

		838,263

Communications Equipment (0.3%):
869,000	Cisco Systems, Inc., 4.45%, 1/15/20	925,782
927,000	Cisco Systems, Inc., 2.20%, 2/28/21	932,010
1,099,000	Cisco Systems, Inc., 1.85%, 9/20/21, Callable 8/20/21 @ 100^	1,085,453

Principal Amount		Fair Value
Corporate Bonds, continued
Communications Equipment, continued
$435,000	Cisco Systems, Inc., 2.20%, 9/20/23, Callable 7/20/23 @ 100^	$425,508
550,000	Cisco Systems, Inc., 2.50%, 9/20/26, Callable 6/20/26 @ 100^	527,403
135,000	Harris Corp., 2.70%, 4/27/20, Callable 3/27/20 @ 100^	136,398
1,000,000	Harris Corp., 3.83%, 4/27/25, Callable 1/27/25 @ 100^	1,032,042
50,000	Juniper Networks, Inc., 4.35%, 6/15/25, Callable 3/15/25 @ 100^	52,168
224,000	Motorola Solutions, Inc., 4.00%, 9/1/24	225,197

		5,341,961

Consumer Finance (1.5%):
1,578,000	Capital One Bank USA NA, Series BKNT, 2.25%, 2/13/19, Callable 1/13/19 @ 100^	1,582,232
1,295,000	Capital One Financial Corp., 2.50%, 5/12/20, Callable 4/12/20 @ 100	1,300,610
720,000	Capital One Financial Corp., 3.20%, 2/5/25, Callable 1/5/25 @ 100^	704,781
335,000	Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100^	326,902
1,185,000	Capital One NA, Series BKNT, 1.65%, 2/5/18, Callable 1/5/18 @ 100	1,184,514
4,680,000	Capital One NA, 2.35%, 1/31/20, Callable 12/31/19 @ 100	4,681,525
545,000	Capital One NA, 2.95%, 7/23/21, Callable 6/23/21 @ 100	549,025
280,000	Capital One NA, 2.25%, 9/13/21, Callable 8/13/21 @ 100	274,812
455,000	Discover Bank, 2.60%, 11/13/18, Callable 10/12/18 @ 100	458,880
330,000	Discover Bank, Series BKNT, 3.10%, 6/4/20, Callable 5/4/20 @ 100	336,284
3,515,000	Discover Bank, 3.45%, 7/27/26, Callable 4/27/26 @ 100	3,399,686
1,045,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	1,045,073
3,600,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	3,692,083
2,630,000	General Motors Financial Co., 4.35%, 1/17/27, Callable 10/17/26 @ 100	2,662,370
220,000	Hyundai Capital America, 2.40%, 10/30/18(c)	220,460
95,000	Hyundai Capital America, 2.50%, 3/18/19^(c)	95,292
945,000	Hyundai Capital America, 2.55%, 4/3/20(c)	942,636
588,000	Hyundai Capital America, 3.00%, 10/30/20(c)	592,064
371,000	Nissan Motor Acceptance, 2.00%, 3/8/19^(c)	371,284
1,115,000	Nissan Motor Acceptance, 2.25%, 1/13/20(c)	1,117,733
560,000	Nissan Motor Acceptance, 2.13%, 3/3/20(c)	558,014
1,180,000	Synchrony Financial, 2.70%, 2/3/20, Callable 1/3/20 @ 100	1,185,984
1,810,000	Toyota Motor Credit Corp., 1.95%, 4/17/20	1,809,441

		29,091,685

Containers & Packaging (0.0%):
685,000	WestRock RKT Co., 4.90%, 3/1/22	746,529

Diversified Consumer Services (0.1%):
145,000	California Institute of Technology, 4.32%, 8/1/45	158,319

Continued

6

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	$391,895
114,000	Pres & Fellows of Harvar, 3.15%, 7/15/46, Callable 1/15/46 @ 100^	108,948
575,000	Pres & Fellows of Harvar, 3.30%, 7/15/56, Callable 1/15/56 @ 100	549,969

		1,209,131

Diversified Financial Services (0.2%):
135,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100	136,789
95,000	Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	96,069
1,090,000	Daimler Finance NA LLC, 1.88%, 1/11/18(c)	1,091,279
2,900,000	Daimler Finance NA LLC, 2.30%, 1/6/20(c)	2,909,273

		4,233,410

Diversified Telecommunication Services (1.4%):
316,000	AT&T, Inc., 2.38%, 11/27/18^	318,185
317,000	AT&T, Inc., 2.30%, 3/11/19^	318,880
720,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	723,697
1,000,000	AT&T, Inc., 2.80%, 2/17/21, Callable 1/17/21 @ 100^	1,010,609
665,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	665,344
4,000,000	AT&T, Inc., 3.42%, 11/27/22(c)(d)	3,367,247
150,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100^	157,905
185,000	AT&T, Inc., 3.95%, 1/15/25, Callable 10/15/24 @ 100	188,548
2,000,000	AT&T, Inc., 4.13%, 2/17/26, Callable 11/17/25 @ 100^	2,050,538
1,230,000	AT&T, Inc., 4.25%, 3/1/27, Callable 12/1/26 @ 100	1,271,762
170,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	167,245
122,000	AT&T, Inc., 5.35%, 9/1/40	129,183
1,010,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	990,410
1,405,000	AT&T, Inc., 5.45%, 3/1/47, Callable 9/1/46 @ 100	1,512,518
2,030,000	Verizon Communications, Inc., 1.72%, 5/22/20(b)	2,031,523
1,320,000	Verizon Communications, Inc., 4.50%, 9/15/20	1,410,079
447,000	Verizon Communications, Inc., 3.45%, 3/15/21	462,474
1,500,000	Verizon Communications, Inc., 1.75%, 8/15/21, Callable 7/15/21 @ 100^	1,450,874
255,000	Verizon Communications, Inc., 2.95%, 3/15/22(c)	256,772
1,130,000	Verizon Communications, Inc., 2.63%, 8/15/26^	1,039,369
1,740,000	Verizon Communications, Inc., 4.13%, 3/16/27^	1,797,035
880,000	Verizon Communications, Inc., 4.13%, 8/15/46	783,198
3,322,000	Verizon Communications, Inc., 4.86%, 8/21/46	3,322,565
1,390,000	Verizon Communications, Inc., 5.50%, 3/16/47^	1,519,497
250,000	Verizon Communications, Inc., 5.01%, 4/15/49(c)	252,477
525,000	Verizon Communications, Inc., 5.01%, 8/21/54	516,661

		27,714,595

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities (1.8%):
$128,000	Alabama Power Co., Series 11-C, 5.20%, 6/1/41	$147,365
500,000	Baltimore Gas & Electric, 2.80%, 8/15/22, Callable 5/15/22 @ 100	504,795
500,000	Baltimore Gas & Electric, 2.40%, 8/15/26, Callable 5/15/26 @ 100	473,239
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	272,279
430,000	Carolina Power & Light Co., 4.10%, 3/15/43, Callable 9/15/42 @ 100	446,469
2,295,000	Duke Energy Carolinas, 2.95%, 12/1/26, Callable 9/1/26 @ 100	2,284,153
1,000,000	Duke Energy Carolinas, 4.25%, 12/15/41, Callable 6/15/41 @ 100	1,068,264
555,000	Duke Energy Carolinas, 3.75%, 6/1/45, Callable 12/1/44 @ 100^	552,049
1,500,000	Duke Energy Corp., 1.80%, 9/1/21, Callable 8/1/21 @ 100	1,464,264
1,780,000	Duke Energy Corp., 3.55%, 9/15/21, Callable 6/15/21 @ 100	1,852,276
2,850,000	Duke Energy Corp., 3.05%, 8/15/22, Callable 5/15/22 @ 100	2,909,524
1,500,000	Duke Energy Corp., 2.65%, 9/1/26, Callable 6/1/26 @ 100^	1,424,601
1,000,000	Duke Energy Corp., 3.75%, 9/1/46, Callable 3/1/46 @ 100	949,976
45,000	Emera US Finance LP, 2.15%, 6/15/19	44,958
15,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100^	15,035
560,000	Emera US Finance, LP, 4.75%, 6/15/46, Callable 12/15/45 @ 100	590,989
1,500,000	Entergy Corp., 5.13%, 9/15/20, Callable 6/15/20 @ 100	1,616,509
4,105,000	Entergy Corp., 2.95%, 9/1/26, Callable 6/1/26 @ 100	3,930,795
135,000	Exelon Corp., 2.85%, 6/15/20, Callable 5/15/20 @ 100	137,151
15,000	Exelon Corp., 2.45%, 4/15/21, Callable 3/15/21 @ 100	14,959
35,000	Exelon Corp., 3.40%, 4/15/26, Callable 1/15/26 @ 100	34,882
92,000	Exelon Corp., 4.95%, 6/15/35, Callable 12/15/34 @ 100	100,719
163,000	Exelon Corp., 5.63%, 6/15/35	191,012
568,000	Georgia Power Co., 2.00%, 3/30/20	566,255
750,000	Georgia Power Co., 3.25%, 3/30/27, Callable 12/30/26 @ 100	747,713
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	50,598
450,000	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	604,244
365,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27, Callable 2/1/27 @ 100	370,798
110,000	Northern States PWR-MINN, 3.40%, 8/15/42, Callable 2/15/42 @ 100	104,319
619,000	PacifiCorp, 5.65%, 7/15/18	643,920
395,000	PacifiCorp, 5.75%, 4/1/37	499,888

Continued

7

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$1,000,000	PPL Capital Funding, Inc., 3.40%, 6/1/23, Callable 3/1/23 @ 100	$1,027,702
350,000	PPL Capital Funding, Inc., 5.00%, 3/15/44, Callable 9/15/43 @ 100^	394,584
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19^	369,369
600,000	Southwestern Public Service Co., 3.30%, 6/15/24, Callable 12/15/23 @ 100	615,302
5,510,000	Virginia Electric & Power Co., 3.45%, 9/1/22, Callable 6/1/22 @ 100^	5,738,813
1,075,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100	1,081,001
215,000	Virginia Electric & Power Co., Series B, 2.95%, 11/15/26, Callable 8/15/26 @ 100	212,720
185,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	237,351
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	33,241
255,000	Virginia Electric & Power Co., Series C, 4.00%, 11/15/46, Callable 5/15/46 @ 100	262,926

		34,587,007

Electrical Equipment (0.2%):
840,000	Eaton Corp., 1.50%, 11/2/17	840,165
3,101,000	Eaton Corp., 2.75%, 11/2/22	3,117,903

		3,958,068

Electronic Equipment, Instruments & Components (0.0%):
40,000	Avnet, Inc., 4.63%, 4/15/26, Callable 1/15/26 @ 100^	41,345

Energy Equipment & Services (0.1%):
1,085,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100	1,111,935
263,000	Halliburton Co., 5.00%, 11/15/45, Callable 5/15/45 @ 100	279,826

		1,391,761

Equity Real Estate Investment Trusts (0.2%):
150,000	Boston Properties, LP, 2.75%, 10/1/26, Callable 7/1/26 @ 100	141,626
25,000	Crown Castle International Corp., 3.40%, 2/15/21, Callable 1/15/21 @ 100	25,671
175,000	Crown Castle International Corp., 2.25%, 9/1/21, Callable 8/1/21 @ 100^	172,166
2,000,000	Crown Castle International Corp., 5.25%, 1/15/23	2,221,679
535,000	Crown Castle International Corp., 3.70%, 6/15/26, Callable 3/15/26 @ 100	539,581
240,000	Crown Castle International Corp., 4.75%, 5/15/47, Callable 11/15/46 @ 100	244,230
535,000	Crown Castle Towers LLC, Series 144A, 6.11%, 1/15/20, Callable 7/15/19 @ 100(c)	575,174
460,000	Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100^	435,667

		4,355,794

Food & Staples Retailing (0.3%):
2,000,000	CVS Health Corp., 2.80%, 7/20/20, Callable 6/20/20 @ 100	2,036,196

Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$155,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	$177,691
2,190,000	Walgreens Boots Alliance, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100	2,185,371
220,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	234,114
840,000	Walgreens Boots Alliance, Inc., 4.65%, 6/1/46, Callable 12/1/45 @ 100^	879,217
199,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	280,301
305,000	Wal-Mart Stores, Inc., 4.00%, 4/11/43, Callable 10/11/42 @ 100	321,729
251,000	Wal-Mart Stores, Inc., 4.30%, 4/22/44, Callable 10/22/43 @ 100^	278,008

		6,392,627

Food Products (0.1%):
502,000	Kraft Foods Group, Inc., 5.38%, 2/10/20	541,046
1,405,000	Kraft Heinz Foods Co., 3.00%, 6/1/26, Callable 3/1/26 @ 100	1,344,656
280,000	Kraft Heinz Foods Co., 4.38%, 6/1/46, Callable 12/1/45 @ 100	274,214

		2,159,916

Health Care Equipment & Supplies (0.2%):
35,000	Abbott Laboratories, 3.88%, 9/15/25, Callable 6/15/25 @ 100	35,998
166,000	Abbott Laboratories, 4.75%, 4/15/43, Callable 10/15/42 @ 100	175,661
109,000	Becton, Dickinson & Co., 2.68%, 12/15/19	110,335
84,000	Becton, Dickinson & Co., 3.73%, 12/15/24, Callable 9/15/24 @ 100	85,376
200,000	Becton, Dickinson & Co., 4.69%, 12/15/44, Callable 6/15/44 @ 100	205,973
311,000	Medtronic, Inc., 3.15%, 3/15/22	321,834
1,132,000	Medtronic, Inc., 3.50%, 3/15/25	1,177,578
810,000	Medtronic, Inc., 4.63%, 3/15/45	911,603
200,000	Stryker Corp., 2.63%, 3/15/21, Callable 2/15/21 @ 100	202,079
50,000	Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100^	51,209
285,000	Stryker Corp., 4.63%, 3/15/46, Callable 9/15/45 @ 100	311,359

		3,589,005

Health Care Providers & Services (0.6%):
185,000	Aetna, Inc., 2.75%, 11/15/22, Callable 8/15/22 @ 100	185,651
105,000	Aetna, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	108,313
380,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	386,905
4,475,000	Cardinal Health, Inc., 2.62%, 6/15/22, Callable 5/15/22 @ 100^	4,479,140
710,000	CIGNA Corp., 3.25%, 4/15/25, Callable 1/15/25 @ 100	712,768
220,000	Humana, Inc., 4.80%, 3/15/47, Callable 9/15/46 @ 100	242,433

Continued

8

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$725,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	$724,696
160,000	UnitedHealth Group, Inc., 2.70%, 7/15/20	163,367
545,000	UnitedHealth Group, Inc., 3.35%, 7/15/22	568,988
1,000,000	UnitedHealth Group, Inc., 3.10%, 3/15/26	1,005,151
245,000	UnitedHealth Group, Inc., 4.63%, 7/15/35	275,361
80,000	UnitedHealth Group, Inc., 4.25%, 3/15/43, Callable 9/15/42 @ 100	84,538
2,090,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	2,400,705

		11,338,016

Hotels, Restaurants & Leisure (0.1%):
470,000	McDonald’s Corp., 3.50%, 7/15/20	489,353
10,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100	10,181
50,000	McDonald’s Corp., 4.70%, 12/9/35, Callable 6/9/35 @ 100	55,184
120,000	McDonald’s Corp., 4.60%, 5/26/45, Callable 11/26/44 @ 100	129,379
60,000	McDonald’s Corp., 4.88%, 12/9/45, Callable 6/9/45 @ 100, MTN	66,892
1,110,000	McDonald’s Corp., 4.45%, 3/1/47, Callable 9/1/46 @ 100, MTN	1,167,596

		1,918,585

Industrial Conglomerates (0.2%):
106,000	General Electric Capital Corp., 4.38%, 9/16/20	113,778
1,720,000	General Electric Co., 2.70%, 10/9/22	1,749,470
500,000	General Electric Co., 4.50%, 3/11/44	555,477
309,000	Georgia-Pacific LLC, 3.60%, 3/1/25, Callable 12/1/24 @ 100(c)	318,313
174,000	Georgia-Pacific LLC, 7.75%, 11/15/29	241,211
1,610,000	Honeywell International, Inc., 1.40%, 10/30/19	1,599,081

		4,577,330

Insurance (0.3%):
325,000	ACE INA Holdings, Inc., 3.35%, 5/15/24	336,536
410,000	ACE INA Holdings, Inc., 4.15%, 3/13/43^	433,276
550,000	American International Group, Inc., 4.50%, 7/16/44, Callable 1/16/44 @ 100	559,283
305,000	Arch Capital Finance LLC, 4.01%, 12/15/26, Callable 9/15/26 @ 100	314,626
500,000	Hartford Financial Services Group, 5.13%, 4/15/22	555,029
400,000	Hartford Financial Services Group, 6.10%, 10/1/41	508,295
401,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	407,764
20,000	Marsh & McLennan Cos., Inc., 3.50%, 3/10/25, Callable 12/10/24 @ 100	20,527
1,060,000	Marsh & McLennan Cos., Inc., 3.75%, 3/14/26, Callable 12/14/25 @ 100	1,103,614
610,000	Marsh & McLennan Cos., Inc., 4.35%, 1/30/47, Callable 7/30/46 @ 100^	651,907
130,000	MetLife, Inc., 4.05%, 3/1/45	131,101
95,000	Principal Financial Group, Inc., 3.13%, 5/15/23	95,757
196,000	Principal Financial Group, Inc., 3.10%, 11/15/26, Callable 8/15/26 @ 100	193,128

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$25,000	Principal Financial Group, Inc., 4.63%, 9/15/42^	$27,239
12,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(c)	16,432
50,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(c)	55,964
540,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47, Callable 11/15/46 @ 100(c)	552,803
214,000	Travelers Cos., Inc. (The), 4.30%, 8/25/45, Callable 2/25/45 @ 100	228,568
50,000	Travelers Cos., Inc. (The), 3.75%, 5/15/46, Callable 11/15/45 @ 100	49,037
125,000	Willis North America, Inc., 3.60%, 5/15/24, Callable 3/15/24 @ 100	126,260

		6,367,146

Internet & Direct Marketing Retail (0.1%):
390,000	Amazon.com, Inc., 3.80%, 12/5/24, Callable 9/5/24 @ 100^	415,502
861,000	Amazon.com, Inc., 4.80%, 12/5/34, Callable 6/5/34 @ 100	991,183
488,000	Amazon.com, Inc., 4.95%, 12/5/44, Callable 6/5/44 @ 100^	575,102

		1,981,787

IT Services (0.4%):
125,000	DXC Technology Co., 2.88%, 3/27/20(c)	126,572
1,110,000	DXC Technology Co., 4.25%, 4/15/24, Callable 2/15/24 @ 100(c)	1,148,437
173,000	Fidelity National Information Services, Inc., 5.00%, 10/15/25, Callable 7/15/25 @ 100	193,186
250,000	Fidelity National Information Services, Inc., 4.50%, 8/15/46, Callable 2/15/46 @ 100	256,454
1,620,000	International Business Machines Corp., 1.88%, 5/15/19	1,624,666
1,020,000	International Business Machines Corp., 1.90%, 1/27/20	1,020,282
420,000	International Business Machines Corp., 2.88%, 11/9/22	427,762
100,000	International Business Machines Corp., 4.70%, 2/19/46^	111,693
450,000	MasterCard, Inc., 3.38%, 4/1/24	469,330
500,000	Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	507,634
487,000	Visa, Inc., 4.15%, 12/14/35, Callable 6/14/35 @ 100	527,645
784,000	Visa, Inc., 4.30%, 12/14/45, Callable 6/14/45 @ 100	859,865

		7,273,526

Life Sciences Tools & Services (0.0%):
111,000	Agilent Technologies, Inc., 6.50%, 11/1/17	112,594
313,000	Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	326,142
550,000	Thermo Fisher Scientific, Inc., 2.95%, 9/19/26, Callable 6/19/26 @ 100	534,813

		973,549

Continued

9

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Machinery (0.1%):
$605,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	$612,720
1,050,000	John Deere Capital Corp., 2.65%, 1/6/22, MTN^	1,066,784
910,000	John Deere Capital Corp., 2.80%, 3/6/23	920,880
255,000	Parker-Hannifin Corp., 4.10%, 3/1/47, Callable 9/1/46 @ 100(c)	266,459

		2,866,843

Media (1.6%):
778,000	Comcast Corp., 3.15%, 3/1/26, Callable 12/1/25 @ 100	782,024
2,331,000	Comcast Corp., 2.35%, 1/15/27, Callable 10/15/26 @ 100	2,187,828
10,750,000	Comcast Corp., 3.30%, 2/1/27, Callable 11/1/26 @ 100^	10,882,074
2,800,000	Comcast Corp., 3.40%, 7/15/46, Callable 1/15/46 @ 100^	2,549,682
392,000	Discovery Communications, Inc., 4.88%, 4/1/43	365,989
2,930,000	NBCUniversal Enterprise, Inc., 1.70%, 4/1/21(b)(c)	2,937,377
2,320,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100	2,465,834
820,000	NBCUniversal Media LLC, 5.15%, 4/30/20	892,964
1,150,000	NBCUniversal Media LLC, 4.38%, 4/1/21	1,239,567
580,000	NBCUniversal Media LLC, 4.45%, 1/15/43	615,765
569,000	Time Warner, Inc., 3.60%, 7/15/25, Callable 4/15/25 @ 100	567,707
1,737,000	Time Warner, Inc., 3.88%, 1/15/26, Callable 10/15/25 @ 100	1,766,427
1,150,000	Time Warner, Inc., 3.80%, 2/15/27, Callable 11/15/26 @ 100	1,157,774
285,000	Twenty-First Century Fox, Inc., 3.70%, 10/15/25, Callable 7/15/25 @ 100^	292,112
206,000	Twenty-First Century Fox, Inc., 6.40%, 12/15/35	261,062
1,430,000	Walt Disney Co. (The), 1.80%, 6/5/20	1,426,918
861,000	Walt Disney Co. (The), 1.85%, 7/30/26^	783,709

		31,174,813

Multiline Retail (0.1%):
423,000	Dollar General Corp., 4.15%, 11/1/25, Callable 8/1/25 @ 100^	446,466
1,470,000	Target Corp., 2.50%, 4/15/26^	1,394,737
630,000	Target Corp., 3.63%, 4/15/46^	587,789

		2,428,992

Multi-Utilities (0.3%):
170,000	Black Hills Corp., 3.15%, 1/15/27, Callable 7/15/26 @ 100	164,373
85,000	CMS Energy Corp., 3.00%, 5/15/26, Callable 2/15/26 @ 100	83,163
775,000	CMS Energy Corp., 4.70%, 3/31/43, Callable 9/30/42 @ 100	823,450
440,000	CMS Energy Corp., 4.88%, 3/1/44, Callable 9/1/43 @ 100	490,422
255,000	Dominion Energy, Inc., 2.58%, 7/1/20(b)	256,317
171,000	Dominion Gas Holdings LLC, 4.60%, 12/15/44, Callable 6/15/44 @ 100	178,681

Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities, continued
$590,000	DTE Energy Co., Series B, 3.30%, 6/15/22, Callable 4/15/22 @ 100	$605,391
2,515,000	NiSource Finance Corp., 3.49%, 5/15/27, Callable 2/15/27 @ 100	2,532,306
300,000	NiSource Finance Corp., 5.25%, 2/15/43, Callable 8/15/42 @ 100	345,717
865,000	Public Service Electric & Gas Co., 2.38%, 5/15/23, Callable 2/15/23 @ 100	858,158

		6,337,978

Oil, Gas & Consumable Fuels (1.0%):
135,000	Apache Corp., 6.00%, 1/15/37	156,192
689,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	703,910
1,030,000	Apache Corp., 4.75%, 4/15/43, Callable 10/15/42 @ 100	1,033,006
1,025,000	Chevron Corp., 2.90%, 3/3/24, Callable 1/3/24 @ 100^	1,033,309
580,000	Cimarex Energy Co., 3.90%, 5/15/27, Callable 2/15/27 @ 100	583,174
540,000	ConocoPhillips Co., 4.95%, 3/15/26, Callable 12/15/25 @ 100^	601,408
395,000	Devon Energy Corp., 3.25%, 5/15/22, Callable 2/15/22 @ 100^	392,568
250,000	El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21, Callable 7/1/21 @ 100	268,503
68,000	Enbridge Energy Partners LP, 5.88%, 10/15/25, Callable 7/15/25 @ 100^	77,573
191,000	Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100	243,244
265,000	Energy Transfer Partners LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100	266,064
700,000	Energy Transfer Partners LP, 4.75%, 1/15/26, Callable 10/15/25 @ 100^	728,224
910,000	Energy Transfer Partners LP, 5.15%, 3/15/45, Callable 9/15/44 @ 100	884,133
1,350,000	Energy Transfer Partners LP, 6.13%, 12/15/45, Callable 6/15/45 @ 100^	1,461,216
479,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100	525,996
135,000	Enterprise Products Operating LP, 4.90%, 5/15/46, Callable 11/15/45 @ 100^	145,170
450,000	EOG Resources, Inc., 2.63%, 3/15/23, Callable 12/15/22 @ 100	444,155
1,480,000	EOG Resources, Inc., 4.15%, 1/15/26, Callable 10/15/25 @ 100^	1,555,005
1,300,000	EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100	1,260,758
330,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100	335,733
2,510,000	Kinder Morgan (Delaware), Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	2,659,909
200,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100^	200,841
235,000	Kinder Morgan Energy Partners LP, 5.40%, 9/1/44, Callable 3/1/44 @ 100	237,017

Continued

10

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$348,000	Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	$330,618
1,060,000	MPLX, LP, 5.20%, 3/1/47, Callable 9/1/46 @ 100	1,091,669
74,000	Pioneer Natural Resource Co., 4.45%, 1/15/26, Callable 10/15/25 @ 100	77,808
560,000	Spectra Energy Partners LP, 4.75%, 3/15/24, Callable 12/15/23 @ 100	601,694
378,000	Sunoco Logistics Partner LP, 5.35%, 5/15/45, Callable 11/15/44 @ 100	370,501
600,000	Williams Partners LP, 5.10%, 9/15/45, Callable 3/15/45 @ 100^	621,601

		18,890,999

Personal Products (0.1%):
2,250,000	Unilever Capital Corp., 1.80%, 5/5/20^	2,245,851

Pharmaceuticals (0.3%):
1,540,000	Bayer US Finance LLC, 3.00%, 10/8/21(c)	1,571,084
500,000	Johnson & Johnson, 2.45%, 3/1/26, Callable 12/1/25 @ 100^	487,558
1,130,000	Johnson & Johnson, 2.95%, 3/3/27, Callable 12/3/26 @ 100^	1,143,510
250,000	Merck & Co., Inc., 2.75%, 2/10/25, Callable 11/10/24 @ 100	249,197
250,000	Merck & Co., Inc., 3.70%, 2/10/45, Callable 8/10/44 @ 100	249,314
1,290,000	Novartis Capital Corp., 3.10%, 5/17/27, Callable 2/17/27 @ 100^	1,306,255
320,000	Pfizer, Inc., 4.40%, 5/15/44	351,368

		5,358,286

Real Estate Management & Development (0.0%):
357,000	CC Holdings GS V LLC, 3.85%, 4/15/23	375,306
575,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(c)	548,224

		923,530

Road & Rail (0.2%):
1,000,000	Burlington North Santa Fe LLC, 3.05%, 9/1/22, Callable 6/1/22 @ 100	1,032,009
130,000	Burlington North Santa Fe LLC, 4.15%, 4/1/45, Callable 10/1/44 @ 100	135,892
455,000	CSX Corp., 3.25%, 6/1/27, Callable 3/1/27 @ 100	457,900
432,000	Norfolk Southern Corp., 2.90%, 6/15/26, Callable 3/15/26 @ 100^	425,137
575,000	Norfolk Southern Corp., 3.15%, 6/1/27, Callable 3/1/27 @ 100	572,989
500,000	Penske Truck Leasing, 3.40%, 11/15/26, Callable 8/15/26 @ 100(c)	491,335
484,000	Union Pacific Corp., 3.88%, 2/1/55, Callable 8/1/54 @ 100	467,178
452,885	Union Pacific Railroad Co., Series 14-1, 3.23%, 5/14/26	458,890

		4,041,330

Semiconductors & Semiconductor Equipment (0.6%):
515,000	Analog Devices, Inc., 3.50%, 12/5/26, Callable 9/5/26 @ 100	519,010

Principal Amount		Fair Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$225,000	Applied Materials, Inc., 4.35%, 4/1/47, Callable 10/1/46 @ 100	$238,817
1,930,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.00%, 1/15/22, Callable 12/15/21 @ 100(c)	1,947,250
1,980,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100(c)	2,025,536
1,750,000	Intel Corp., 2.35%, 5/11/22, Callable 4/11/22 @ 100^	1,754,085
220,000	Intel Corp., 4.10%, 5/19/46, Callable 11/19/45 @ 100	228,015
19,000	KLA-Tencor Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	20,519
302,000	Lam Research Corp., 2.80%, 6/15/21, Callable 5/15/21 @ 100	306,348
561,000	Lam Research Corp., 3.80%, 3/15/25, Callable 12/15/24 @ 100	572,809
1,270,000	NVIDIA Corp., 3.20%, 9/16/26, Callable 6/16/26 @ 100	1,259,243
1,650,000	QUALCOMM, Inc., 2.10%, 5/20/20	1,657,542
228,000	QUALCOMM, Inc., 3.45%, 5/20/25, Callable 2/20/25 @ 100^	234,350
478,000	QUALCOMM, Inc., 4.80%, 5/20/45, Callable 11/20/44 @ 100	524,618
800,000	Xilinx, Inc., 2.95%, 6/1/24, Callable 4/1/24 @ 100	802,157

		12,090,299

Software (0.9%):
345,000	Autodesk, Inc., 3.50%, 6/15/27, Callable 3/15/27 @ 100	339,269
1,665,000	Microsoft Corp., 1.85%, 2/6/20^	1,669,244
750,000	Microsoft Corp., 1.55%, 8/8/21, Callable 7/8/21 @ 100	733,821
705,000	Microsoft Corp., 2.65%, 11/3/22, Callable 9/3/22 @ 100	715,040
320,000	Microsoft Corp., 2.00%, 8/8/23, Callable 6/8/23 @ 100	311,833
1,360,000	Microsoft Corp., 2.40%, 8/8/26, Callable 5/8/26 @ 100	1,308,833
2,080,000	Microsoft Corp., 3.30%, 2/6/27, Callable 11/6/26 @ 100^	2,142,548
925,000	Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	925,576
2,790,000	Microsoft Corp., 3.70%, 8/8/46, Callable 2/8/46 @ 100	2,760,811
270,000	Microsoft Corp., Series 30Y, 4.25%, 2/6/47, Callable 8/6/46 @ 100	292,317
250,000	Microsoft Corp., 3.95%, 8/8/56, Callable 2/8/56 @ 100	250,036
760,000	Microsoft Corp., 4.50%, 2/6/57, Callable 8/6/56 @ 100	836,758
3,250,000	Oracle Corp., 3.88%, 7/15/20^	3,434,567
401,000	Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	417,577
425,000	Oracle Corp., 2.95%, 5/15/25, Callable 2/15/25 @ 100	427,080

Continued

11

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Software, continued
$170,000	Oracle Corp., 2.65%, 7/15/26, Callable 4/15/26 @ 100	$163,126
195,000	Oracle Corp., 4.50%, 7/8/44, Callable 1/8/44 @ 100	212,501
525,000	Oracle Corp., 4.00%, 7/15/46, Callable 1/15/46 @ 100	530,194
450,000	Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54 @ 100	472,556

		17,943,687

Specialty Retail (0.1%):
15,000	Home Depot, Inc. (The), 4.40%, 3/15/45, Callable 9/15/44 @ 100	16,428
300,000	Home Depot, Inc. (The), 4.25%, 4/1/46, Callable 10/1/45 @ 100	321,863
145,000	Lowe’s Cos., Inc., 2.50%, 4/15/26, Callable 1/15/26 @ 100	139,377
134,000	Lowe’s Cos., Inc., 3.70%, 4/15/46, Callable 10/15/45 @ 100	129,159
370,000	Lowe’s Cos., Inc., 4.05%, 5/3/47, Callable 11/3/46 @ 100	376,287

		983,114

Technology Hardware, Storage & Peripherals (0.6%):
500,000	Apple, Inc., 1.55%, 8/4/21, Callable 7/4/21 @ 100^	488,487
4,890,000	Apple, Inc., 2.30%, 5/11/22, Callable 4/11/22 @ 100	4,881,047
410,000	Apple, Inc., 3.45%, 5/6/24	426,517
127,000	Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	129,274
1,200,000	Apple, Inc., 2.45%, 8/4/26, Callable 5/4/26 @ 100^	1,147,457
1,080,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100	1,104,120
385,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100	389,497
340,000	Apple, Inc., 3.45%, 2/9/45	319,484
640,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	717,389
1,685,000	Apple, Inc., 3.85%, 8/4/46, Callable 2/4/46 @ 100	1,683,847
170,000	Apple, Inc., 4.25%, 2/9/47, Callable 8/9/46 @ 100^	180,305
220,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(c)	242,332
520,000	HP Enterprise Co., 2.85%, 10/5/18	524,449

		12,234,205

Textiles, Apparel & Luxury Goods (0.1%):
495,000	Coach, Inc., 3.00%, 7/15/22, Callable 6/15/22 @ 100	488,053
625,000	Coach, Inc., 4.13%, 7/15/27, Callable 4/15/27 @ 100	618,196

		1,106,249

Tobacco (0.1%):
300,000	Altria Group, Inc., 2.63%, 9/16/26, Callable 6/16/26 @ 100^	288,836

Principal Amount		Fair Value
Corporate Bonds, continued
Tobacco, continued
$92,000	Reynolds American, Inc., 3.25%, 6/12/20	$94,718
450,000	Reynolds American, Inc., 4.00%, 6/12/22	476,846
1,030,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	1,103,491

		1,963,891

Trading Companies & Distributors (0.0%):
75,000	Air Lease Corp., 3.63%, 4/1/27, Callable 1/1/27 @ 100	75,007

Wireless Telecommunication Services (0.2%):
4,000,000	Sprint Spectrum, 3.36%, 3/20/23(c)	4,035,000

Total Corporate Bonds (Cost $418,890,245)		421,145,514

Yankee Dollars (4.9%):
Auto Components (0.0%):
641,000	Delphi Automotive plc, 4.40%, 10/1/46, Callable 4/1/46 @ 100	639,160

Banks (1.5%):
1,275,000	Barclays Bank plc, 2.75%, 11/8/19	1,286,484
210,000	Barclays Bank plc, 5.14%, 10/14/20	224,760
888,000	Barclays Bank plc, 4.38%, 1/12/26	922,735
1,400,000	BNP Paribas SA, 4.63%, 3/13/27(c)	1,476,318
720,000	BPCE SA, 3.00%, 5/22/22^(c)	726,262
1,500,000	Credit Agricole London, 3.38%, 1/10/22(c)	1,540,116
1,092,000	Federal Republic of Germany, 1.50%, 2/6/19	1,091,987
1,525,000	HSBC Holdings plc, 3.26%, 3/13/23, Callable 3/13/22 @ 100(b)	1,553,897
2,300,000	HSBC Holdings plc, 4.38%, 11/23/26^	2,386,528
600,000	ING Bank NV, Series E, 4.13%, 11/21/23, Callable 11/21/18 @ 100(b)(c)	613,057
1,160,000	ING Groep NV, 3.15%, 3/29/22	1,182,095
835,000	ING Groep NV, 3.95%, 3/29/27	868,269
200,000	Lloyds Banking Group plc, 3.00%, 1/11/22	201,975
550,000	Lloyds Banking Group plc, 3.75%, 1/11/27	552,180
750,000	Mitsubishi UFJ Finance GRP, 3.00%, 2/22/22^	761,140
2,890,000	Mizuho Financial Group, 2.95%, 2/28/22	2,914,883
1,010,000	National Australia Bank of New York, 2.13%, 5/22/20^	1,010,345
2,670,000	Royal Bank of Canada, 2.20%, 9/23/19	2,679,916
860,000	Royal Bank of Canada, Series G, 2.13%, 3/2/20^	861,484
1,985,000	Santander UK Group Holdings plc, 2.88%, 10/16/20^	2,013,350
240,000	Santander UK plc, 7.95%, 10/26/29	301,028

		25,168,809

Biotechnology (0.0%):
455,000	Shire Acq INV Ireland DA, 1.90%, 9/23/19	452,888

Building Products (0.0%):
256,000	Johnson Controls International, 4.62%, 7/2/44, Callable 1/2/44 @ 100(b)	274,963

Capital Markets (0.8%):
1,515,000	CDP Financial, Inc., 4.40%, 11/25/19(c)	1,600,997
770,000	Credit Suisse AG, NY, 1.70%, 4/27/18	769,948
1,000,000	Credit Suisse AG, NY, 3.00%, 10/29/21	1,019,042
650,000	Credit Suisse Group AG, 3.57%, 1/9/23, Callable 1/9/22 @ 100(c)	666,078

Continued

12

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Capital Markets, continued
$1,035,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	$1,043,138
360,000	Credit Suisse Group Fun, Ltd., 3.45%, 4/16/21	369,556
254,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	261,863
250,000	Credit Suisse, NY, 3.63%, 9/9/24	258,251
433,000	Deutsche Bank AG, 1.88%, 2/13/18	432,874
2,790,000	FMS Wertmanagement, 1.63%, 11/20/18	2,794,835
280,000	Nomura Holdings, Inc., 2.75%, 3/19/19	282,802
1,980,000	UBS AG London, 2.20%, 6/8/20, Callable 5/8/20 @ 100(c)	1,981,395
670,000	UBS Group AG, 4.13%, 9/24/25(c)	702,317
930,000	UBS Group Funding, 2.65%, 2/1/22(c)	928,026
1,775,000	UBS Group Funding, 3.49%, 5/23/23, Callable 5/23/22 @ 100(c)	1,816,008
475,000	UBS Group Funding, 4.25%, 3/23/28, Callable 3/23/27 @ 100(c)	496,247

		15,423,377

Chemicals (0.1%):
200,000	Air Liquid Finance, 2.25%, 9/27/23, Callable 7/27/23 @ 100(c)	193,348
750,000	Air Liquide Finance SA, 1.75%, 9/27/21, Callable 8/27/21 @ 100(c)	730,141
1,310,000	Air Liquide Finance SA, 2.50%, 9/27/26, Callable 6/27/26 @ 100(c)	1,249,405

		2,172,894

Diversified Financial Services (0.1%):
245,000	Corp. Financiera de Desarrollo SA, 4.75%, 7/15/25(c)	262,456
1,640,000	Deutsche Telekom International Finance, 1.95%, 9/19/21, Callable 8/19/21 @ 100(c)	1,598,067
635,000	Export Development Canada, 0.88%, 8/27/18(c)	630,781

		2,491,304

Diversified Telecommunication Services (0.0%):
810,000	Telefonica Emisiones Sau, 5.21%, 3/8/47	874,583

Electric Utilities (0.1%):
1,685,000	ENEL Finance International NV, 2.88%, 5/25/22(c)	1,687,337

Food Products (0.2%):
1,570,000	Danone SA, 2.08%, 11/2/21, Callable 10/2/21 @ 100(c)	1,548,862
3,050,000	Danone SA, 2.95%, 11/2/26, Callable 8/2/26 @ 100(c)	2,947,974

		4,496,836

Industrial Conglomerates (0.1%):
1,550,000	Siemens Financieringsmaatschappij NV, 3.13%, 3/16/24(c)	1,574,577

Insurance (0.1%):
1,210,000	Aon plc, 3.88%, 12/15/25, Callable 9/15/25 @ 100	1,264,414
81,000	Aon plc, 4.45%, 5/24/43, Callable 2/24/43 @ 100	81,733
744,000	Aon plc, 4.60%, 6/14/44, Callable 3/14/44 @ 100	786,511
200,000	Aon plc, 4.75%, 5/15/45, Callable 11/15/44 @ 100	216,400

Principal Amount		Fair Value
Yankee Dollars, continued
Insurance, continued
$500,000	Trinity Acquistion plc, 4.40%, 3/15/26, Callable 12/15/25 @ 100	$522,109

		2,871,167

Oil, Gas & Consumable Fuels (0.2%):
555,000	Ecopetrol SA, 4.13%, 1/16/25	543,900
90,000	Enbridge, Inc., 3.50%, 6/10/24, Callable 3/10/24 @ 100	89,961
775,000	Petroleos del Peru SA, 5.63%, 6/19/47(c)	782,750
107,000	Petroleos Mexicanos, 6.00%, 3/5/20	114,704
883,000	Petroleos Mexicanos, 5.63%, 1/23/46	782,780
215,000	Shell International Finance BV, 2.13%, 5/11/20	216,177
800,000	Shell International Finance BV, 1.75%, 9/12/21	785,011
1,000,000	Shell International Finance BV, 2.50%, 9/12/26^	956,072
280,000	Shell International Finance BV, 4.13%, 5/11/35	291,528
12,000	Shell International Finance BV, 4.55%, 8/12/43	12,840
22,000	Shell International Finance BV, 4.38%, 5/11/45	23,024
250,000	Shell International Finance BV, 3.75%, 9/12/46	236,578
516,000	Suncor Energy, Inc., 6.80%, 5/15/38	672,473

		5,507,798

Pharmaceuticals (0.9%):
9,430,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100	9,630,095
1,000,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,030,817
1,750,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	1,810,111
175,000	Actavis Funding SCS, 4.75%, 3/15/45, Callable 9/15/44 @ 100	188,907
1,145,000	AstraZeneca plc, 2.38%, 6/12/22, Callable 5/12/22 @ 100	1,142,304
754,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100^	763,982
600,000	Teva Pharmaceutical Finance BV, 2.95%, 12/18/22	596,540
1,390,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21^	1,364,505
1,395,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23^	1,356,840
235,000	Teva Pharmaceuticals Industries, Ltd., 3.15%, 10/1/26^	223,174
375,000	Teva Pharmaceuticals Ne, 1.40%, 7/20/18	374,117

		18,481,392

Sovereign Bond (0.8%):
620,000	Canada Government, 1.63%, 2/27/19	622,022
589,561	Oriental Republic of Uruguay, 4.50%, 8/14/24^	640,558
600,000	Oriental Republic of Uruguay, 4.38%, 10/27/27	637,500
689,000	Province of Manitoba Canada, 3.05%, 5/14/24	711,423
870,000	Province of Quebec, 2.50%, 4/20/26^	855,539
595,000	Republic of Colombia, 4.50%, 1/28/26, Callable 10/28/25 @ 100	633,675
4,667,000	Republic of Colombia, 3.88%, 4/25/27, Callable 1/25/27 @ 100^	4,709,003
575,000	Republic of Panama, 4.00%, 9/22/24, Callable 6/22/24 @ 100	603,750

Continued

13

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bond, continued
$1,100,000	Republic of Panama, 4.50%, 5/15/47	$1,113,750
281,000	Republic of Peru, 5.63%, 11/18/50	340,432
262,000	United Mexican States, Series E, 3.50%, 1/21/21^	272,611
2,506,000	United Mexican States, 4.13%, 1/21/26^	2,604,987

		13,745,250

Wireless Telecommunication Services (0.0%):
95,000	Rogers Communications, Inc., 3.63%, 12/15/25, Callable 9/15/25 @ 100	97,241
130,000	Rogers Communications, Inc., 5.00%, 3/15/44, Callable 9/15/43 @ 100	147,040

		244,281

Total Yankee Dollars (Cost $95,205,587)		96,106,616

Municipal Bonds (0.1%):
Massachusetts (0.0%):
450,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B, 5.00%, 10/15/41, Continuously Callable @ 100	508,190

New Jersey (0.1%):
800,000	New Jersey State Transportation Trust Fund Authority Revenue, Series AA, 5.00%, 6/15/36, Continuously Callable @ 100	827,367

New York (0.0%):
540,000	New York State Urban Development Corp. Revenue, Series E, 5.00%, 3/15/24, Continuously Callable @ 100	638,841

California (0.0%):
50,000	University of California Revenue, 4.86%, 5/15/12	51,687
347,000	University of California Revenue, 4.77%, 5/15/15	351,324

		403,011

Total Municipal Bonds (Cost $2,294,633)		2,377,409

U.S. Government Agency Mortgages (37.0%):
Federal Home Loan Mortgage Corporation (13.5%)
1,768,283	2.50%, 2/1/24, Pool #G14989	1,800,218
2,225,178	Class A1, Series KIR2, 2.75%, 3/25/27	2,255,458
591,000	3.71%, 9/15/29(d)	404,957
108,299	3.00%, 1/1/30, Pool #V60724	111,374
77,861	3.00%, 1/1/30, Pool #V60696	80,071
153,453	2.50%, 3/1/30, Pool #V60770	154,648
332,781	3.00%, 5/1/30, Pool #J31689	342,481
170,209	2.50%, 5/1/30, Pool #J31418	171,468
233,407	2.50%, 5/1/30, Pool #V60796	234,992
642,173	3.00%, 6/1/30, Pool #V60840	660,582
288,196	3.00%, 7/1/30, Pool #G15520	296,390
18,817	2.50%, 7/1/30, Pool #V60905	18,944
13,929	2.50%, 7/1/30, Pool #J32491	14,023
60,667	2.50%, 7/1/30, Pool #J32209	61,116
33,243	3.00%, 7/1/30, Pool #J32181	34,213
63,004	2.50%, 7/1/30, Pool #J32204	63,460
255,480	2.50%, 8/1/30, Pool #V60886	257,365
194,718	2.50%, 8/1/30, Pool #V60902	196,154
40,593	3.00%, 8/1/30, Pool #J32436	41,747
61,766	3.00%, 8/1/30, Pool #V60909	63,537

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$391,795	2.50%, 9/1/30, Pool #V60904	$394,446
191,231	2.50%, 9/1/30, Pool #V60903	192,611
197,000	3.93%, 3/15/31(d)	127,399
190,000	6.75%, 3/15/31	274,894
208,168	5.50%, 2/1/35, Pool #G04692	233,210
106,037	5.00%, 7/1/35, Pool #G01838	116,194
82,947	5.00%, 7/1/35, Pool #G01840	90,936
905,085	5.00%, 2/1/38, Pool #G60365	992,187
292,510	6.00%, 4/1/39, Pool #G07613	337,782
56,457	4.50%, 12/1/39, Pool #A90196	60,715
49,263	4.50%, 7/1/40, Pool #A93010	52,970
63,075	4.00%, 8/1/40, Pool #A93534	66,601
1,082,668	4.50%, 9/1/40, Pool #A93700	1,175,915
59,020	4.00%, 10/1/40, Pool #A95923	62,845
55,591	4.00%, 11/1/40, Pool #A95144	59,192
55,104	4.00%, 11/1/40, Pool #A94977	58,674
58,108	4.00%, 11/1/40, Pool #A94779	61,873
3,646	4.00%, 4/1/41, Pool #Q00093	3,850
179,708	4.50%, 5/1/41, Pool #Q00959	193,241
168,883	4.50%, 5/1/41, Pool #Q00804	181,596
768,770	Class FL, Series 4248, 1.61%, 5/15/41(b)	772,099
880,440	5.50%, 6/1/41, Pool #G07553	980,097
62,755	4.00%, 10/1/41, Pool #Q03841	66,824
110,745	4.00%, 10/1/41, Pool #Q04022	117,924
182,935	5.00%, 10/1/41, Pool #G07642	200,130
804,147	3.50%, 10/1/41, Pool #G08462	829,655
1,674,770	5.00%, 11/1/41, Pool #G07962	1,831,305
396,620	3.50%, 4/1/42, Pool #C03811	410,830
10,202	2.11%, 7/1/42, Pool #2B0646(b)	10,676
60,487	3.50%, 8/1/42, Pool #Q12162	62,542
33,221	3.50%, 10/1/42, Pool #Q11909	34,288
52,134	3.50%, 10/1/42, Pool #Q11750	53,795
368,098	3.00%, 12/1/42, Pool #C04320	369,468
428,473	3.00%, 1/1/43, Pool #Q14866	430,080
293,640	3.00%, 3/1/43, Pool #Q16403	294,764
516,470	3.00%, 3/1/43, Pool #Q16567	518,499
410,245	3.00%, 3/1/43, Pool #Q16673	411,872
144,512	3.00%, 4/1/43, Pool #Q17095	145,220
186,184	3.50%, 6/1/43, Pool #Q18718	192,241
289,906	3.50%, 7/1/43, Pool #Q20206	300,293
195,967	3.50%, 8/1/43, Pool #Q21320	202,209
1,554,412	3.00%, 8/1/43, Pool #G07550	1,560,520
4,563,623	3.00%, 9/1/43, Pool #G60675	4,577,427
133,310	4.00%, 9/1/43, Pool #Q21579	142,177
458,458	4.50%, 12/1/43, Pool #Q23779	491,846
434,118	4.50%, 12/1/43, Pool #G60018	468,306
33,157	3.50%, 1/1/44, Pool #Q24368	34,342
804,232	Class XZ, Series 4316, 4.50%, 3/15/44	909,731
24,844	3.50%, 4/1/44, Pool #Q25812	25,732
202,152	4.00%, 4/1/44, Pool #Q25643	215,074
1,194,908	Class ZX, Series 4352, 4.00%, 4/15/44	1,284,733
28,192	3.50%, 5/1/44, Pool #Q26452	29,199
71,331	3.50%, 5/1/44, Pool #Q26362	73,881
21,460	3.50%, 5/1/44, Pool #Q25988	22,227
40,154	3.50%, 5/1/44, Pool #Q26218	41,687

Continued

14

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$34,828	3.50%, 6/1/44, Pool #Q26707	$36,073
32,888	3.50%, 7/1/44, Pool #Q27319	34,143
755,919	4.00%, 8/1/44, Pool #G07786	806,165
139,803	3.50%, 8/1/44, Pool #Q27843	144,801
148,418	3.50%, 9/1/44, Pool #Q28605	153,724
59,273	3.50%, 9/1/44, Pool #Q28604	61,536
22,511	4.00%, 2/1/45, Pool #Q31128	23,767
58,750	4.00%, 2/1/45, Pool #Q31338	62,205
4,743,710	3.50%, 8/1/45, Pool #G60138	4,913,553
38,339	3.50%, 9/1/45, Pool #Q36302	39,789
373,014	4.00%, 10/1/45, Pool #Q36972	394,967
69,180	4.00%, 12/1/45, Pool #Q37957	73,180
56,553	4.00%, 12/1/45, Pool #Q37955	59,880
638,030	3.50%, 1/1/46, Pool #G60393	658,199
479,338	3.50%, 3/1/46, Pool #Q39250	494,491
520,873	3.50%, 5/1/46, Pool #G60561	537,339
1,457,503	3.00%, 6/1/46, Pool #G08710	1,455,295
872,716	4.00%, 7/1/46, Pool #V82528	924,392
492,047	4.00%, 8/1/46, Pool #V82553	521,183
11,006,682	3.00%, 8/1/46, Pool #G60717	11,017,676
987,889	Class FB, Series 4606, 1.66%, 8/15/46(b)	996,704
2,252,286	3.00%, 9/1/46, Pool #Q42979	2,253,172
4,293,506	3.00%, 9/1/46, Pool #Q43104	4,300,349
71,815	4.00%, 9/1/46, Pool #G60729	76,068
620,014	3.00%, 9/1/46, Pool #G60718	620,258
141,325	4.00%, 10/1/46, Pool #V82661	149,694
5,133,142	3.00%, 11/1/46, Pool #Q44665	5,125,366
15,827,556	3.00%, 11/1/46, Pool #Q44452	15,803,577
173,971	3.00%, 12/1/46, Pool #Q45083	174,605
11,045,287	3.00%, 12/1/46, Pool #G08737	11,028,554
332,859	3.00%, 12/1/46, Pool #Q45080	333,583
670,648	3.00%, 12/1/46, Pool #Q44853	671,717
2,244,374	3.00%, 12/1/46, Pool #V82781	2,242,126
287,663	3.00%, 12/1/46, Pool #Q45079	288,545
664,566	3.00%, 12/1/46, Pool #Q45064	664,827
2,665,754	3.00%, 12/1/46, Pool #V82848	2,671,551
11,834,629	3.00%, 1/1/47, Pool #G08741	11,816,700
15,545,748	3.00%, 1/1/47, Pool #Q45872	15,522,196
3,146,233	4.00%, 2/1/47, Pool #V82929	3,333,114
45,754,280	3.00%, 2/1/47, Pool #G08747^	45,684,964
2,106,554	3.00%, 2/1/47, Pool #Q46441	2,103,362
1,328,957	3.50%, 3/1/47, Pool #G60968	1,376,330
4,103,461	3.00%, 3/1/47, Pool #G08756	4,097,244
2,400,000	3.00%, 7/15/47, TBA	2,425,076
2,600,000	5.50%, 7/15/47, TBA	2,867,548
16,623,943	3.50%, 7/15/47, TBA	17,078,058
5,239,000	4.00%, 7/15/47, TBA	5,511,591
300,000	6.00%, 8/15/47, TBA	336,904
14,700,000	3.50%, 8/15/47, TBA	15,073,996
1,700,000	2.50%, 8/15/47, TBA	1,636,286
11,062,000	4.00%, 8/15/47, TBA	11,611,772
7,354,000	4.50%, 8/15/47, TBA	7,868,520

		248,268,737

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association (16.8%)
$11,664	5.50%, 1/1/18, Pool #680928	$11,690
30,565	4.00%, 7/1/19, Pool #AE0968	31,642
26,712	5.50%, 3/1/20, Pool #888557	27,094
116,147	5.50%, 5/1/25, Pool #AE0378	119,004
222,223	5.50%, 7/1/25, Pool #AE0096	245,961
18,721	5.50%, 9/1/25, Pool #AL4903	19,136
2,146,205	3.50%, 12/1/25, Pool #AH1359	2,239,122
256,414	4.00%, 9/1/26, Pool #AL2683	269,649
1,380,000	CLASS A2, Series 2017-M1, 2.42%, 10/25/26	1,331,371
184,351	4.00%, 12/1/26, Pool #AL1938	194,021
2,398,785	4.00%, 5/1/27, Pool #AL5956	2,515,289
1,962,203	3.50%, 9/1/28, Pool #AL4245	2,050,587
545,623	3.50%, 10/1/28, Pool #AV0198	568,979
761,860	3.50%, 11/1/28, Pool #AV1360	796,096
639,844	3.00%, 4/1/29, Pool #AW0937	658,737
427,482	3.00%, 5/1/29, Pool #AW2544	440,244
858,177	3.00%, 6/1/29, Pool #AS2676	883,559
589,980	3.00%, 9/1/29, Pool #AS3220	607,408
1,761,417	3.00%, 9/1/29, Pool #AL6897	1,814,017
354,127	3.50%, 9/1/29, Pool #AX0105	369,304
156,931	3.00%, 9/1/29, Pool #AS3355	161,619
603,560	3.50%, 9/1/29, Pool #AL5806	630,709
79,075	3.50%, 10/1/29, Pool #AX2741	82,631
2,672,571	3.50%, 12/1/29, Pool #AL6161	2,795,829
1,137,999	3.00%, 1/1/30, Pool #AL6144	1,170,933
2,605,000	3.74%, 1/15/30(d)	1,764,439
230,747	3.00%, 3/1/30, Pool #AL6583	237,495
159,445	2.50%, 4/1/30, Pool #AY3416	160,844
199,935	3.00%, 4/1/30, Pool #AL6584	205,718
112,495	3.00%, 5/1/30, Pool #AL6761	115,784
79,667	2.50%, 5/1/30, Pool #AY0828	80,364
3,901,000	3.80%, 5/15/30(d)	2,607,627
31,468	3.00%, 7/1/30, Pool #AZ2297	32,346
156,555	3.00%, 7/1/30, Pool #AL7139	161,073
169,411	3.00%, 7/1/30, Pool #AX9701	174,313
53,960	3.00%, 7/1/30, Pool #AX9700	55,533
72,327	2.50%, 7/1/30, Pool #AZ2170	72,961
218,365	3.00%, 8/1/30, Pool #AS5623	224,521
156,999	2.50%, 8/1/30, Pool #AS5614	158,376
41,096	3.50%, 8/1/30, Pool #AS5707	42,902
166,889	3.50%, 8/1/30, Pool #AS5708	174,604
46,115	3.00%, 8/1/30, Pool #AZ7833	47,463
120,136	2.50%, 8/1/30, Pool #AS5548	121,188
301,282	2.50%, 8/1/30, Pool #AS5616	303,924
40,114	3.00%, 8/1/30, Pool #AX3298	41,284
258,348	3.00%, 8/1/30, Pool #AL7227	265,612
216,816	3.00%, 8/1/30, Pool #AS5622	223,087
20,489	3.00%, 8/1/30, Pool #AZ8597	21,087
284,886	3.00%, 8/1/30, Pool #AL7225	293,116
174,125	2.50%, 9/1/30, Pool #AS5872	175,652
202,089	3.00%, 9/1/30, Pool #AS5728	207,990
89,760	3.00%, 9/1/30, Pool #AZ5719	92,263
152,669	3.00%, 9/1/30, Pool #AS5714	157,095
145,217	2.50%, 9/1/30, Pool #AS5786	146,489
168,054	2.50%, 11/1/30, Pool #AS6141	169,528

Continued

15

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$167,596	2.50%, 11/1/30, Pool #AS6116	$168,583
161,586	2.50%, 11/1/30, Pool #AS6115	162,637
152,504	2.50%, 11/1/30, Pool #AS6142	153,516
248,025	2.50%, 6/1/31, Pool #AS7320	249,731
297,627	2.50%, 7/1/31, Pool #AS7605	299,673
454,831	2.50%, 7/1/31, Pool #AS7617	457,959
3,665,378	3.00%, 8/1/31, Pool #AL9376	3,767,480
62,615	4.00%, 8/1/31, Pool #AY4688	66,504
94,736	4.00%, 8/1/31, Pool #AY4707	100,723
1,761,043	2.50%, 10/1/31, Pool #AS8195	1,773,669
721,818	2.50%, 10/1/31, Pool #AS8208	726,790
574,487	2.50%, 10/1/31, Pool #AS8193	578,355
3,606,739	2.50%, 10/1/31, Pool #BC4773	3,632,622
421,346	2.50%, 10/1/31, Pool #AS8009	424,183
498,904	2.50%, 11/1/31, Pool #BC2631	502,192
414,353	2.50%, 11/1/31, Pool #AS8240	417,204
376,018	2.50%, 11/1/31, Pool #AS8241	378,550
244,118	2.50%, 11/1/31, Pool #BC2628	245,867
260,202	2.50%, 11/1/31, Pool #BC2629	261,995
315,228	2.50%, 11/1/31, Pool #AS8245	317,491
897,238	2.50%, 3/1/32, Pool #AS9318	903,152
724,303	2.50%, 3/1/32, Pool #AS9321	729,501
945,250	2.50%, 3/1/32, Pool #AS9319	950,813
570,878	2.50%, 3/1/32, Pool #AS9316	574,810
462,936	2.50%, 3/1/32, Pool #AS9317	466,079
1,900,000	5.00%, 7/25/32, TBA	1,942,453
4,000,000	2.00%, 7/25/32, TBA	3,913,906
200,000	4.50%, 7/25/32, TBA	204,563
9,280,000	3.00%, 7/25/32, TBA	9,524,325
6,185,700	2.50%, 7/25/32, TBA	6,217,837
199,450	5.50%, 1/1/33, Pool #676661	223,002
134,041	5.50%, 5/1/33, Pool #555424	150,002
1,120,779	5.00%, 2/1/35, Pool #735226	1,230,654
318,802	5.50%, 2/1/35, Pool #735989	356,838
78,915	5.00%, 3/1/35, Pool #735288	86,636
28,238	6.00%, 4/1/35, Pool #735504	32,241
149,655	5.00%, 9/1/35, Pool #889974	164,172
290,807	4.00%, 1/1/36, Pool #AB0686	307,644
745,873	5.50%, 9/1/36, Pool #995113	835,514
71,345	3.00%, 10/1/36, Pool #AL9227	72,574
208,646	3.00%, 11/1/36, Pool #AS8349	211,919
492,389	3.00%, 11/1/36, Pool #AS8348	500,111
598,280	3.00%, 12/1/36, Pool #AS8553	607,663
2,574,790	3.00%, 12/1/36, Pool #BE1895	2,615,171
488,359	3.00%, 12/1/36, Pool #BE1896	496,018
54,713	5.50%, 2/1/38, Pool #961545	60,984
24,154	6.00%, 3/1/38, Pool #889529	27,423
181,093	5.50%, 5/1/38, Pool #889692	201,972
136,000	5.50%, 5/1/38, Pool #889441	151,525
78,702	6.00%, 5/1/38, Pool #889466	89,703
121,520	5.50%, 6/1/38, Pool #995018	135,689
34,214	5.50%, 9/1/38, Pool #889995	38,143
83,331	6.00%, 10/1/38, Pool #889983	94,385
439,536	5.50%, 1/1/39, Pool #AB0200	489,047
171,224	4.50%, 4/1/39, Pool #930922	185,246

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$179,073	4.50%, 5/1/39, Pool #AL1472	$194,298
1,837,510	5.00%, 6/1/39, Pool #AL7521	2,014,862
1,184,507	6.00%, 7/1/39, Pool #BF0056	1,322,470
89,668	5.50%, 10/1/39, Pool #AD0362	100,064
589,289	5.50%, 12/1/39, Pool #AC6680	654,744
84,836	5.50%, 12/1/39, Pool #AD0571	94,632
11,169,881	4.50%, 1/1/40, POOL #AC8568	12,075,714
66,791	5.50%, 3/1/40, Pool #AL5304	75,431
60,774	4.50%, 4/1/40, Pool #AD4038	65,972
554,092	6.00%, 4/1/40, Pool #AL4141	628,769
104,778	6.50%, 5/1/40, Pool #AL1704	117,233
247,593	4.00%, 7/1/40, Pool #AE0113	261,455
124,934	4.50%, 7/1/40, Pool #AB1226	134,957
197,320	4.50%, 7/1/40, Pool #AD7127	212,225
6,550	4.00%, 8/1/40, Pool #AD9136	6,919
442,671	4.00%, 8/1/40, Pool #AE0216	467,570
57,690	6.00%, 9/1/40, Pool #AE0823	65,160
490,176	4.00%, 10/1/40, Pool #AE7535	517,627
1,174,537	4.00%, 10/1/40, Pool #AB1614	1,247,212
77,110	4.00%, 11/1/40, Pool #AE8407	81,436
53,318	4.00%, 12/1/40, Pool #AH0006	56,288
361,765	4.00%, 12/1/40, Pool #AH0946	381,962
2,680,000	Class CY, Series 2010-136, 4.00%, 12/25/40	2,895,951
106,797	4.00%, 1/1/41, Pool #AL7167	113,331
10,950,230	Class ZA, Series 2011-8, 4.00%, 2/25/41, Callable 10/25/30 @ 100	11,505,010
816,658	4.00%, 4/1/41, Pool #AI1186	861,836
125,625	6.00%, 6/1/41, Pool #AL4142	142,374
74,440	4.50%, 7/1/41, Pool #AB3314	80,442
1,425,934	5.00%, 7/1/41, Pool #AL7524	1,562,053
1,660,135	5.50%, 9/1/41, Pool #AL8430	1,854,458
84,877	4.00%, 9/1/41, Pool #AI5228	89,561
69,199	4.50%, 9/1/41, Pool #AI8961	75,174
969,408	4.00%, 9/1/41, Pool #AJ1541	1,022,707
61,601	4.00%, 10/1/41, Pool #AC9312	65,001
4,316,927	4.00%, 11/1/41, Pool #AJ4701	4,582,816
68,354	4.00%, 12/1/41, Pool #AJ7684	73,044
202,378	4.00%, 12/1/41, Pool #AB4054	216,226
69,637	3.50%, 1/1/42, Pool #AK2073	71,937
429,277	3.50%, 1/1/42, Pool #AW8154	443,282
226,016	4.00%, 2/1/42, Pool #AB4530	238,498
86,985	3.50%, 4/1/42, Pool #AK7510	89,761
366,586	4.00%, 5/1/42, Pool #AO2961	386,832
122,685	4.00%, 5/1/42, Pool #AT6144	131,080
26,437	3.50%, 5/1/42, Pool #AO2881	27,218
117,025	4.00%, 5/1/42, Pool #A02114	123,479
58,810	3.50%, 6/1/42, Pool #AO3107	60,733
30,837	3.50%, 6/1/42, Pool #AO3048	31,822
58,489	3.50%, 6/1/42, Pool #AL2168	60,483
51,251	3.50%, 6/1/42, Pool #AK9225	52,891
134,100	4.00%, 6/1/42, Pool #AL2003	141,472
265,594	4.00%, 7/1/42, Pool #AL4244	283,796
99,467	4.00%, 7/1/42, Pool #AL2607	104,955
4,527,148	4.00%, 7/1/42, Pool #AL2160	4,835,217
66,639	3.50%, 7/1/42, Pool #AO9707	68,767

Continued

16

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$116,743	3.50%, 8/1/42, Pool #AO7152	$120,459
1,558,645	4.00%, 8/1/42, Pool #AL2242	1,644,620
65,985	4.00%, 9/1/42, Pool #AX3706	69,619
454,599	4.50%, 9/1/42, Pool #AL2482	489,655
135,996	4.00%, 9/1/42, Pool #AL2901	143,471
620,157	3.50%, 10/1/42, Pool #AB6512	640,333
77,131	3.50%, 10/1/42, Pool #AQ0393	80,018
173,531	3.00%, 10/1/42, Pool #AP9726	174,770
564,542	3.50%, 12/1/42, Pool #AL8045	582,517
317,734	4.00%, 12/1/42, Pool #AL6055	339,457
141,067	3.50%, 12/1/42, Pool #AQ7127	145,568
297,226	3.00%, 12/1/42, Pool #AB7271	298,946
242,680	3.00%, 12/1/42, Pool #AB7425	244,085
1,097,254	3.00%, 12/1/42, Pool #AB7269	1,105,087
799,200	3.00%, 1/1/43, Pool #AB7567	803,059
400,150	3.00%, 1/1/43, Pool #AB7565	403,009
726,306	3.00%, 1/1/43, Pool #AB7458	729,821
494,879	3.00%, 1/1/43, Pool #AB7755	497,743
728,333	3.00%, 1/1/43, Pool #AB7497	731,858
2,939,480	4.50%, 1/1/43, Pool #AL8206	3,179,193
209,072	4.00%, 1/1/43, Pool #AL7369	220,538
269,142	3.00%, 2/1/43, Pool #AB7762	271,063
274,331	3.00%, 2/1/43, Pool #AB8558	276,291
327,830	3.50%, 2/1/43, Pool #AL2935	338,549
110,969	3.00%, 3/1/43, Pool #AR7568	111,409
507,587	3.00%, 3/1/43, Pool #AB8701	510,515
69,173	3.00%, 3/1/43, Pool #AB8712	69,573
130,876	3.00%, 3/1/43, Pool #AR7576	131,396
538,072	3.00%, 3/1/43, Pool #AR9194	541,908
826,363	3.50%, 3/1/43, Pool #AL3409	852,048
184,770	3.00%, 3/1/43, Pool #AR9218	185,539
176,943	3.00%, 3/1/43, Pool #AB8830	177,963
479,104	3.00%, 4/1/43, Pool #AB9016	481,878
63,577	3.00%, 4/1/43, Pool #AB9033	63,945
213,025	3.00%, 4/1/43, Pool #AR8630	213,894
248,812	3.00%, 4/1/43, Pool #AT2040	249,847
141,702	3.00%, 4/1/43, Pool #AT2043	142,284
141,421	3.00%, 4/1/43, Pool #AB8923	141,991
77,737	3.00%, 4/1/43, Pool #AT2037	78,061
136,529	3.00%, 4/1/43, Pool #AB8924	137,087
198,129	3.00%, 5/1/43, Pool #AL3759	199,537
250,032	3.00%, 5/1/43, Pool #AB9462	252,120
357,098	3.00%, 5/1/43, Pool #AB9173	359,650
529,406	3.00%, 5/1/43, Pool #AT2719	533,183
203,665	3.00%, 5/1/43, Pool #AT6654	205,114
99,180	3.00%, 6/1/43, Pool #AT7676	99,886
288,467	3.00%, 6/1/43, Pool #AB9662	290,875
18,084	3.00%, 6/1/43, Pool #AB9564	18,235
31,980	3.50%, 6/1/43, Pool #AB9567	33,029
593,773	3.50%, 7/1/43, Pool #AL4010	613,160
730,018	3.50%, 7/1/43, Pool #AT7940	757,308
254,677	3.50%, 7/1/43, Pool #AT4327	264,097
565,970	3.50%, 7/1/43, Pool #AT9667	582,923
260,152	3.50%, 7/1/43, Pool #AT8464	269,019
3,518,324	3.00%, 7/1/43, Pool #AB9940	3,543,360

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$770,076	3.00%, 7/1/43, Pool #AL5778	$773,256
151,309	3.50%, 8/1/43, Pool #AU0613	156,207
18,436	3.50%, 8/1/43, Pool #AU3032	19,064
74,436	3.50%, 8/1/43, Pool #AU3267	77,222
69,888	3.50%, 8/1/43, Pool #AU3270	72,174
637,879	3.00%, 8/1/43, Pool #AS0331	640,415
19,157	3.50%, 8/1/43, Pool #AT7333	19,810
144,016	3.50%, 8/1/43, Pool #AU0570	148,726
668,387	3.50%, 8/1/43, Pool #AS0209	690,214
23,645	3.50%, 9/1/43, Pool #AT7267	24,451
157,157	4.00%, 10/1/43, Pool #AL7577	165,792
27,802	3.50%, 10/1/43, Pool #AU7247	28,843
1,463,511	3.50%, 11/1/43, Pool #AL9745	1,510,105
2,067,806	5.00%, 12/1/43, Pool #AL7777	2,259,015
726,365	3.50%, 12/1/43, Pool #AL4682	753,485
972,661	3.50%, 1/1/44, Pool #AL9422	1,008,969
130,919	3.50%, 1/1/44, Pool #AS1703	135,371
129,442	3.50%, 1/1/44, Pool #AS1539	133,847
78,008	3.50%, 1/1/44, Pool #AS1453	80,911
157,186	4.00%, 3/1/44, Pool #AV6577	166,981
5,165,722	4.50%, 4/1/44, Pool #AL6887	5,584,184
1,184,892	3.50%, 5/1/44, Pool #AL5554	1,229,130
16,595	3.50%, 6/1/44, Pool #AS2591	17,159
37,244	3.50%, 6/1/44, Pool #AW6405	38,510
6,243,209	3.50%, 6/1/44, Pool #AL9405	6,442,023
35,680	4.00%, 7/1/44, Pool #AW7055	37,716
2,177,525	4.00%, 8/1/44, Pool #AL5601	2,323,471
1,148,166	5.00%, 11/1/44, Pool #AL8878	1,255,819
21,276	4.00%, 12/1/44, Pool #AX6255	22,726
251,221	4.00%, 12/1/44, Pool #AX9372	267,718
24,477	4.00%, 12/1/44, Pool #AY0299	26,144
81,950	4.00%, 1/1/45, Pool #AX8713	87,337
228,987	4.00%, 1/1/45, Pool #AY0367	244,039
227,274	4.00%, 2/1/45, Pool #AS4308	241,471
642,131	3.50%, 2/1/45, Pool #BM1100	662,618
32,935	4.00%, 2/1/45, Pool #AY1866	35,180
157,853	4.00%, 2/1/45, Pool #AY2693	167,027
41,087	4.00%, 5/1/45, Pool #AY8218	43,437
85,983	4.00%, 5/1/45, Pool #AY9770	91,852
1,532,943	3.50%, 7/1/45, Pool #AS5453	1,581,728
67,559	4.00%, 10/1/45, Pool #BA2877	71,480
131,979	4.00%, 10/1/45, Pool #AL7442	140,957
179,921	4.00%, 10/1/45, Pool #AL7443	191,697
55,212	4.00%, 10/1/45, Pool #AZ9243	58,961
65,960	4.00%, 10/1/45, Pool #BA2878	70,215
71,021	4.00%, 10/1/45, Pool #BA2879	75,437
61,193	4.00%, 10/1/45, Pool #AZ9244	65,198
619,772	4.00%, 10/1/45, Pool #AS5949	660,342
306,671	4.00%, 11/1/45, Pool #BA2905	326,520
24,869	4.50%, 11/1/45, Pool #AS6233	26,814
199,049	4.00%, 11/1/45, Pool #BA2904	211,295
171,945	4.00%, 12/1/45, Pool #BA4736	183,622
602,561	4.00%, 12/1/45, Pool #AS6347	640,061
199,874	4.00%, 12/1/45, Pool #BA4737	212,959
84,930	4.00%, 12/1/45, Pool #BA2924	89,818

Continued

17

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$229,321	4.00%, 1/1/46, Pool #BA4781	$244,910
383,759	4.00%, 2/1/46, Pool #AS6662	407,665
702,133	3.50%, 3/1/46, Pool #AS6823	724,593
8,619,712	3.50%, 4/1/46, Pool #BC5981	8,897,663
462,464	3.50%, 5/1/46, Pool #AL8570	477,257
2,371,847	4.00%, 6/1/46, Pool #AL9093	2,510,240
291,120	3.00%, 6/1/46, Pool #AS7362	292,143
1,847,030	3.50%, 6/1/46, Pool #AS7353	1,906,199
2,322,666	3.50%, 6/1/46, Pool #AS7383	2,397,073
162,001	3.00%, 6/1/46, Pool #AS7370	162,675
36,060	3.00%, 6/1/46, Pool #AS7365	36,119
4,777,653	3.50%, 7/1/46, Pool #BA7748	4,919,723
4,144,704	3.00%, 7/1/46, Pool #BC1450	4,151,448
41,611	4.00%, 8/1/46, Pool #BD3933	44,440
48,936	3.00%, 8/1/46, Pool #AL9031	49,140
994,083	3.50%, 8/1/46, Pool #AL8952	1,025,928
4,796,617	3.00%, 8/1/46, Pool #AS7729	4,804,422
4,339,651	3.00%, 8/1/46, Pool #BC1486	4,346,731
68,727	4.00%, 8/1/46, Pool #BD4900	73,400
1,829,735	Class UF, Series 2016-48, 1.62%, 8/25/46(b)	1,834,428
344,254	3.00%, 9/1/46, Pool #AL9045	345,249
458,285	3.00%, 9/1/46, Pool #AS7878	459,910
3,627,614	3.00%, 9/1/46, Pool #AS7847	3,633,547
445,219	3.00%, 9/1/46, Pool #AS7999	446,474
958,579	3.00%, 9/1/46, Pool #AL9214	960,146
912,810	3.50%, 9/1/46, Pool #AL9511	942,830
232,135	3.00%, 9/1/46, Pool #AS7889	233,108
6,764,447	3.00%, 9/1/46, Pool #BD1469	6,783,502
21,242	3.50%, 9/1/46, Pool #BE0547	21,904
49,100	4.00%, 9/1/46, Pool #BD7826	52,438
147,147	4.00%, 9/1/46, Pool #BD1481	157,150
1,270,432	3.00%, 10/1/46, Pool #BD8925	1,273,319
5,612,425	3.00%, 10/1/46, Pool #BD3309	5,625,325
977,737	3.00%, 10/1/46, Pool #AL9215	979,988
758,686	3.00%, 10/1/46, Pool #AL9266	759,930
2,210,563	4.00%, 11/1/46, Pool #AS8379	2,360,834
8,415,171	4.00%, 11/1/46, Pool #AS8374	8,939,445
842,356	3.50%, 11/1/46, Pool #AS8371	874,058
377,029	3.00%, 11/1/46, Pool #BD9641	378,352
391,066	3.00%, 11/1/46, Pool #BD9643	391,966
1,048,732	3.00%, 11/1/46, Pool #BD9644	1,051,146
507,813	3.00%, 11/1/46, Pool #BD9645	508,644
41,503	3.50%, 11/1/46, Pool #BC7299	42,835
1,098,055	3.00%, 11/1/46, Pool #AL9325	1,100,582
59,371	3.50%, 11/1/46, Pool #BE1932	61,273
343,394	3.00%, 11/1/46, Pool #AL9481	344,614
917,891	3.00%, 11/1/46, Pool #BD8962	919,977
680,861	3.00%, 11/1/46, Pool #BD8963	682,058
1,561,007	3.50%, 11/1/46, Pool #BD8970	1,609,966
133,587	3.50%, 11/1/46, Pool #BD8477	137,873
1,672,671	3.50%, 12/1/46, Pool #AS8493	1,727,649
2,089,291	3.00%, 12/1/46, Pool #AS8486	2,095,177
294,727	3.50%, 1/1/47, Pool #BD8531	304,457
46,884,423	3.00%, 1/1/47, Pool #AS8650	46,854,251
2,531,683	3.50%, 1/1/47, Pool #AL9725	2,626,894

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$159,281	3.50%, 1/1/47, Pool #BE4913	$164,387
977,092	3.50%, 1/1/47, Pool #AS8653	1,014,073
240,723	3.00%, 1/1/47, Pool #AS8589	241,578
446,991	3.00%, 2/1/47, Pool #BD5049	448,021
131,954	3.00%, 2/1/47, Pool #BD5056	132,439
1,233,968	3.00%, 2/1/47, Pool #AS8792	1,237,448
399,895	3.50%, 2/1/47, Pool #BE3188	413,654
964,032	3.00%, 3/1/47, Pool #AS8925	966,330
821,611	3.00%, 3/1/47, Pool #AS8936	823,011
881,455	3.50%, 5/1/47, Pool #BM1174	910,457
1,200,000	2.50%, 7/25/47, TBA	1,156,979
6,760,000	4.00%, 7/25/47, TBA	7,106,186
3,890,000	5.00%, 7/25/47, TBA	4,249,217
4,523,000	6.00%, 8/25/47, TBA	5,087,874

		347,990,763

Government National Mortgage Association (6.7%)
29,650	4.50%, 9/15/33, Pool #615516	31,953
109,880	5.00%, 12/15/33, Pool #783571	120,753
31,033	6.50%, 8/20/38, Pool #4223	35,434
31,505	6.50%, 10/15/38, Pool #673213	35,836
17,171	6.50%, 11/20/38, Pool #4292	19,620
33,196	6.50%, 12/15/38, Pool #782510	37,397
349,965	5.00%, 1/15/39, Pool #782557	384,680
144,594	5.00%, 4/15/39, Pool #711939	159,103
238,424	5.00%, 4/15/39, Pool #782619	262,065
22,659	5.00%, 6/15/39, Pool #782696	24,956
98,190	4.00%, 7/20/39, Pool #4494	104,149
160,454	5.00%, 10/20/39, Pool #4559	174,441
18,279	4.50%, 12/20/39, Pool #G24598	19,715
49,189	4.50%, 1/15/40, Pool #728627	52,893
22,733	4.50%, 1/20/40, Pool #4617	24,519
18,097	4.50%, 2/20/40, Pool #G24636	19,447
124,768	5.00%, 5/15/40, Pool #782958	137,138
1,259	4.50%, 5/20/40, Pool #G24696	1,353
103,667	5.00%, 6/15/40, Pool #697862	115,018
121,324	4.50%, 7/15/40, Pool #745793	130,443
1,053,937	4.50%, 7/15/40, Pool #733795	1,133,824
44,087	4.50%, 8/20/40, Pool #4771	47,588
26,296	4.00%, 9/20/40, Pool #G24800	28,051
216,405	4.50%, 10/15/40, Pool #783609	233,231
661,139	4.00%, 10/20/40, Pool #G24833	702,151
1,241,417	4.00%, 11/20/40, Pool #4853	1,309,485
600,456	4.00%, 12/20/40, Pool #G24882	637,297
284,468	4.00%, 1/15/41, Pool #759138	299,798
528,040	4.00%, 1/20/41, Pool #004922	560,745
69,528	4.50%, 2/15/41, Pool #738019	75,361
9,014	4.00%, 2/20/41, Pool #4945	9,560
1,804,592	4.00%, 2/20/41, Pool #742887	1,909,709
200,797	4.00%, 3/15/41, Pool #762838	211,618
12,578	5.00%, 4/20/41, Pool #5018	13,792
210,929	4.50%, 6/20/41, Pool #783590	226,654
27,280	5.00%, 6/20/41, Pool #5083	29,880
143,527	4.50%, 7/20/41, Pool #783584	154,221
964,242	4.00%, 7/20/41, Pool #742895	1,015,798
483,717	4.50%, 7/20/41, Pool #5115	519,760

Continued

18

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$14,318	5.00%, 7/20/41, Pool #5116	$15,701
82,580	4.50%, 7/20/41, Pool #754367	87,924
149,049	4.50%, 11/15/41, Pool #783610	160,637
65,460	4.50%, 11/20/41, Pool #5234	70,350
823,141	3.50%, 12/20/41, Pool #5258	855,444
410,773	3.50%, 1/15/42, Pool #553461	426,784
220,260	5.00%, 7/20/42, Pool #MA0223	239,642
56,001	3.50%, 9/20/42, Pool #MA0392	58,251
112,080	3.50%, 10/20/42, Pool #MA0462	116,583
166,484	3.50%, 1/20/43, Pool #MA0699	173,173
640,234	3.50%, 4/15/43, Pool #AD2334	664,084
49,194	4.00%, 7/20/43, Pool #MA1158	52,020
1,070,518	4.50%, 6/20/44, Pool #MA1997	1,138,352
49,836	4.00%, 8/20/44, Pool #AJ2723	52,823
23,563	4.00%, 8/20/44, Pool #AJ4687	25,142
18,259	4.00%, 8/20/44, Pool #AI4166	19,469
56,623	4.00%, 8/20/44, Pool #AI4167	59,981
1,963,614	4.00%, 8/20/44, Pool #MA2149	2,067,924
325,439	4.50%, 10/20/44, Pool #MA2305	346,060
1,641,636	4.50%, 11/20/44, Pool #MA2373	1,745,660
1,054,616	5.00%, 12/20/44, Pool #MA2448	1,131,741
1,437,217	Class ZD, Series 2015-3, 4.00%, 1/20/45	1,564,027
602,098	5.00%, 12/20/45, Pool #MA3313	646,130
198,264	3.50%, 10/20/46, Pool #AX4341	206,544
49,442	4.00%, 10/20/46, Pool #AQ0542	52,263
186,129	3.50%, 10/20/46, Pool #AX4342	193,741
398,232	3.50%, 10/20/46, Pool #AX4345	413,847
474,158	3.50%, 10/20/46, Pool #AX4344	492,895
161,473	3.50%, 10/20/46, Pool #AX4343	167,993
18,653,171	4.00%, 1/20/47, Pool #MA4197	19,648,480
2,184,418	4.00%, 2/20/47, Pool #MA4263	2,301,018
2,363,778	3.50%, 2/20/47, Pool #MA4321	2,450,935
42,236,616	3.50%, 4/20/47, Pool #MA4382	43,793,959
3,400,000	3.50%, 6/20/47, TBA	3,525,364
3,098,000	4.00%, 6/20/47, Pool #MA4511	3,270,629
1,000,000	5.00%, 7/15/47, TBA	1,089,688
2,800,000	4.50%, 7/15/47, TBA	3,000,047
2,497,297	3.50%, 7/20/47, TBA	2,586,653
24,637,000	3.00%, 7/20/47, TBA	24,885,292

		130,806,686

Total U.S. Government Agency Mortgages (Cost $729,349,872)		727,066,186

U.S. Treasury Obligations (22.0%):
U.S. Treasury Bonds (6.5%)
4,105,000	5.38%, 2/15/31	5,517,054
20,525,000	4.75%, 2/15/37^	27,344,760
23,635,000	3.13%, 11/15/41^	25,027,243
3,455,000	3.75%, 11/15/43	4,061,380
1,205,000	3.13%, 8/15/44	1,273,110
15,000	2.50%, 2/15/45^	13,999
955,000	3.00%, 5/15/45^	984,061
1,770,000	2.88%, 8/15/45	1,779,887
2,248,100	2.50%, 2/15/46	2,092,489
43,010,000	2.88%, 11/15/46(e)	43,246,899
15,005,000	3.00%, 2/15/47^	15,478,588

		126,819,470

Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Inflation Index Notes (0.8%)
$15,649,000	0.38%, 1/15/27^	$15,558,077

U.S. Treasury Notes (14.7%)
17,445,000	1.25%, 4/30/19	17,402,068
24,610,000	1.25%, 6/30/19	24,542,716
5,700,000	1.50%, 4/15/20	5,695,993
43,115,000	1.50%, 5/15/20^	43,066,149
10,020,000	1.50%, 6/15/20	10,005,912
20,020,000	1.63%, 6/30/20^	20,055,195
2,645,000	2.00%, 9/30/20(e)	2,677,237
25,615,000	1.38%, 5/31/21	25,259,797
2,975,000	2.00%, 12/31/21	2,996,500
56,690,000	1.88%, 4/30/22^	56,678,946
39,666,000	1.75%, 5/31/22^	39,433,597
3,085,000	2.00%, 5/31/24	3,060,175
46,000	2.00%, 11/15/26	44,854
31,571,000	2.38%, 5/15/27^	31,770,781
5,595,000	3.00%, 5/15/47	5,774,215

		288,464,135

Total U.S. Treasury Obligations (Cost $432,746,098)		430,841,682

Certificates of Deposit (8.0%):
2,265,000	Bank of Tokyo-Mitsubishi UFJ, NY, 1.81%	2,266,787
7,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 1.55%	7,005,103
20,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 1.54%	20,014,504
1,485,000	Bank Of Tokyo-Mitsubishi UFJ, NY, 1.80%	1,486,026
1,858,000	BNP Paribas, NY, 1.47%	1,858,453
2,020,000	BNP Paribas, NY, 1.53%	2,020,811
2,150,000	Credit Industriel et Commercial, NY, 1.78%	2,151,580
1,462,000	Credit Suisse, NY, 1.60%	1,462,531
2,180,000	Credit Suisse, NY, 1.96%	2,182,112
2,535,000	Credit Suisse, NY, 1.98%	2,537,918
20,000,000	Credit Suisse, NY, 1.91%	20,019,601
24,500,000	Lloyds TSB Bank plc, NY, 1.40%	24,507,554
1,810,000	Mizuho Bank, Ltd., NY, 1.85%	1,813,321
25,000,000	Mizuho Bank, Ltd., NY, 1.92%	25,059,851
1,620,000	Mizuho Corp., NY, 1.90%	1,621,693
3,520,000	Natixis, NY, 1.53%	3,521,956
2,200,000	Natixis, NY, 1.56%	2,201,535
2,400,000	Norinchukin Bank, NY, 1.47%	2,400,591
2,170,000	Rabobank Nederland, NY, 1.68%	2,171,313
3,745,000	Skandinaviska Enskilda Banken AB, 1.66%	3,747,206
2,050,000	Skandinaviska Enskilda Banken AB, NY, 1.49%(d)	2,050,055
3,535,000	Societe Generale, NY, 1.60%	3,537,312
2,350,000	Sumitomo Mitsui Banking Corp., 1.60%	2,351,540
2,900,000	Sumitomo Mitsui Trust, NY, 1.80%	2,902,103
3,090,000	Sumitomo Mitsui Trust, NY, 1.98%	3,094,601
1,890,000	Sumitomo Mitsui Trust, NY, 1.99%	1,893,058
2,295,000	Swedbank AB NY Branch, 1.38%	2,295,624
1,400,000	Toronto Dominion Bank, NY, 1.68%	1,401,015
2,900,000	UBS AG Stamford CT, 1.73%	2,902,024
4,075,000	UBS AG Stamford CT, 1.57%	4,077,076

Total Certificate of Deposit (Cost $156,405,000)		156,554,854

Commercial Paper (1.6%):
1,270,000	Anz National International, Ltd., 1.19%(d)	1,268,405
4,300,000	AXA Financial, Inc., 1.49%(d)	4,282,961

Continued

19

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Commercial Paper, continued
$1,410,000	BPCE, 1.21%(d)	$1,407,876
1,515,000	BPCE, 1.25%(d)	1,510,714
6,690,000	Energy Transfer Part, LP, 1.72%(d)	6,682,319
1,355,000	Mizuho Bank, NY, 1.20%(d)	1,352,875
1,485,000	Societe Generale, NY, 1.20%(d)	1,482,981
1,690,000	Standard Chartered Bank plc, 1.20%(d)	1,688,080
2,575,000	Sumitomo Mitsui Trust, NY, 1.20%(d)	2,573,201
1,332,000	Toronto Dominion Bank, NY, 1.21%(d)	1,330,205
3,855,000	Toronto Dominion Bank, NY, 1.25%(d)	3,842,047
3,650,000	Vodafone Group plc, 1.52%(d)	3,640,336

Total Commercial Paper (Cost $31,055,167)		31,062,000

Securities Held as Collateral for Securities on Loan (14.4%):
281,849,150	AZL Enhanced Bond Index Fund Securities Lending Collateral Account(f)	281,849,150

Total Securities Held as Collateral for Securities on Loan (Cost $281,849,150)		281,849,150

Shares		Fair Value
Unaffiliated Investment Company (0.8%):
18,558,996	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.75%(d)	$18,558,996

Total Unaffiliated Investment Company (Cost $18,558,996)		18,558,996

Total Investment Securities (Cost $2,386,286,361)(g) — 121.2%		2,379,541,003
Net other assets (liabilities) — (21.2)%		(423,604,765)

Net Assets — 100.0%		$1,955,936,238

Percentages indicated are based on net assets as of June 30, 2017.

MTN—Medium Term Note

REMIC—Real Estate Mortgage Investment Conduit

Re-REMIC—Restructured Real Estate Mortgage Investment Conduit

TBA—To Be Announced Security

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $274,537,280.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2017. The total of all such securities represent 0.64% of the net assets of the fund.

(b)	Variable rate security. The rate presented represents the rate in effect at June 30, 2017. The date presented represents the final maturity date.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	The rate represents the effective yield at June 30, 2017.

(e)	All or a portion of this security has been pledged as collateral for open derivative positions.

(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(g)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2017:

Country	Percentage
Australia	0.1%
Canada	0.5%
Colombia	0.3%
France	1.3%
Germany	0.2%
Guernsey	0.1%
Ireland	— %^
Israel	— %^
Japan	3.7%
Jersey	0.1%
Luxembourg	0.6%
Mexico	0.2%

Country	Percentage
Netherlands	0.7%
Panama	0.1%
Peru	0.1%
Spain	— %^
Sweden	0.4%
Switzerland	1.6%
United Kingdom	1.9%
United States	88.0%
Uruguay	0.1%

100.0%

^	Represents less than 0.05%

Continued

20

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Securities Sold Short (-11.5%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Federal Home Loan Mortgage Corporation, TBA	3.00%	7/15/32	$(1,535,000)	$(1,580,570)	$(1,576,253)	$4,317
Federal Home Loan Mortgage Corporation, TBA	2.50%	7/15/32	(1,582,000)	(1,596,213)	(1,591,022)	5,191
Federal Home Loan Mortgage Corporation, TBA	3.00%	7/15/47	(76,359,584)	(76,721,420)	(76,192,547)	528,873
Federal Home Loan Mortgage Corporation, TBA	5.00%	7/15/47	(2,500,000)	(2,731,848)	(2,715,449)	16,399
Federal Home Loan Mortgage Corporation, TBA	3.00%	8/15/47	(68,795,000)	(68,804,708)	(68,537,018)	267,690
Federal National Mortgage Association, TBA	5.50%	7/25/47	(900,000)	(999,703)	(997,031)	2,672
Federal National Mortgage Association, TBA	4.50%	8/25/47	(927,000)	(994,476)	(993,139)	1,337
Federal National Mortgage Association, TBA	3.50%	7/25/32	(3,287,000)	(3,437,733)	(3,420,021)	17,712
Federal National Mortgage Association, TBA	3.00%	8/25/47	(2,900,000)	(2,896,707)	(2,891,605)	5,102
Federal National Mortgage Association, TBA	3.00%	7/25/47	(5,793,168)	(5,826,373)	(5,785,358)	41,015
Federal National Mortgage Association, TBA	3.50%	8/25/47	(2,800,000)	(2,882,688)	(2,870,959)	11,729
Federal National Mortgage Association, TBA	3.50%	7/25/47	(1,992,888)	(2,056,046)	(2,046,836)	9,210
Federal National Mortgage Association, TBA	3.50%	8/25/32	(1,400,000)	(1,456,328)	(1,455,590)	738
Government National Mortgage Association, TBA	4.50%	7/20/47	(3,022,000)	(3,218,217)	(3,211,819)	6,398
Government National Mortgage Association, TBA	4.00%	8/20/47	(15,085,000)	(15,898,178)	(15,852,216)	45,962

				$(191,101,208)	$(190,136,863)	$964,345

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Euro-OAT September Future	Short	9/7/17	(41)	$(6,951,743)	$82,734
U.S. Treasury 30-Year Bond September Futures	Short	9/20/17	(14)	(2,151,625)	38,374
U.S. Treasury 5-Year Note September Futures	Short	9/29/17	(178)	(20,974,797)	85,937
Ultra U.S. 10-Year September Future	Short	9/20/17	(71)	(9,571,688)	43,486
U.S. Treasury 10-Year Note September Futures	Long	9/20/17	584	73,310,250	(216,635)
U.S. Treasury 2-Year Note September Futures	Long	9/29/17	1,025	221,512,109	(174,729)
Ultra Long Term U.S. Treasury Bond September Futures	Long	9/20/17	83	13,767,625	259,854

Total					$119,021

See accompanying notes to the financial statements.

21

AZL Enhanced Bond Index Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investment securities, at cost	$2,386,286,361

Investment securities, at value*	$2,379,541,003
Cash	2,662
Interest and dividends receivable	9,900,253
Foreign currency, at value (cost $123,574)	124,055
Receivable for capital shares issued	5,431
Receivable for investments sold	374,828,753
Receivable for variation margin on futures contracts	75,863

Total Assets	2,764,478,020

Liabilities:
Payable for investments purchased	335,004,509
Payable for capital shares redeemed	148,437
Payable for collateral received on loaned securities	281,849,150
Securities sold short (Proceeds received $191,101,208)	190,136,863
Payable for variation margin on futures contracts	280,446
Manager fees payable	564,515
Administration fees payable	56,568
Distribution fees payable	403,226
Custodian fees payable	11,590
Administrative and compliance services fees payable	7,787
Transfer agent fees payable	1,283
Trustee fees payable	15,935
Other accrued liabilities	61,473

Total Liabilities	808,541,782

Net Assets	$1,955,936,238

Net Assets Consist of:
Capital	$1,937,861,615
Accumulated net investment income/(loss)	39,748,701
Accumulated net realized gains/(losses) from investment transactions	(16,012,567)
Net unrealized appreciation/(depreciation) on investments	(5,661,511)

Net Assets	$1,955,936,238

Shares of beneficial interest (unlimited number of shares authorized, no par value)	179,591,094
Net Asset Value (offering and redemption price per share)	$10.89

*	Includes securities on loan of $274,537,280.

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Interest	$27,308,962
Dividends	78,236
Income from securities lending	680,184

Total Investment Income	28,067,382

Expenses:
Manager fees	3,487,669
Administration fees	339,356
Distribution fees	2,491,197
Custodian fees	40,248
Administrative and compliance services fees	16,672
Transfer agent fees	4,486
Trustee fees	53,933
Professional fees	57,147
Shareholder reports	15,522
Other expenses	26,482

Total expenses	6,532,712

Net Investment Income/(Loss)	21,534,670

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(5,518,349)
Net realized gains/(losses) on securities held short	(3,298,150)
Net realized gains/(losses) on futures contracts	1,140,201
Change in net unrealized appreciation/depreciation on investments	28,224,365

Net Realized/Unrealized Gains/(Losses) on Investments	20,548,067

Change in Net Assets Resulting From Operations	$42,082,737

See accompanying notes to the financial statements.

22

AZL Enhanced Bond Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$21,534,670	$18,408,356
Net realized gains/(losses) on investment transactions	(7,676,298)	(7,781,591)
Change in unrealized appreciation/depreciation on investments	28,224,365	(26,515,684)

Change in net assets resulting from operations	42,082,737	(15,888,919)

Distributions to Shareholders:
From net investment income	—	(14,423,627)
From net realized gains	—	(9,626,836)

Change in net assets resulting from distributions to shareholders	—	(24,050,463)

Capital Transactions:
Proceeds from shares issued	75,959,260	1,494,336,008
Proceeds from dividends reinvested	—	24,050,464
Value of shares redeemed	(171,827,069)	(150,994,846)

Change in net assets resulting from capital transactions	(95,867,809)	1,367,391,626

Change in net assets	(53,785,072)	1,327,452,244
Net Assets:
Beginning of period	2,009,721,310	682,269,066

End of period	$1,955,936,238	$2,009,721,310

Accumulated net investment income/(loss)	$39,748,701	$18,214,031

Share Transactions:
Shares issued	7,073,433	136,696,292
Dividends reinvested	—	2,200,408
Shares redeemed	(15,883,983)	(13,775,065)

Change in shares	(8,810,550)	125,121,635

See accompanying notes to the financial statements.

23

AZL Enhanced Bond Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.67		$10.78	$11.13	$10.67	$11.17	$11.02

Investment Activities:
Net Investment Income/(Loss)	0.12		0.09	0.27	0.14	0.05	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	0.10		0.16	(0.24)	0.43	(0.31)	0.38

Total from Investment Activities	0.22		0.25	0.03	0.57	(0.26)	0.47

Dividends to Shareholders From:
Net Investment Income	—		(0.22)	(0.24)	(0.11)	(0.12)	(0.13)
Net Realized Gains	—		(0.14)	(0.14)	—	(0.12)	(0.19)

Total Dividends	—		(0.36)	(0.38)	(0.11)	(0.24)	(0.32)

Net Asset Value, End of Period	$10.89		$10.67	$10.78	$11.13	$10.67	$11.17

Total Return(a)	2.06	%(b)	2.28%	0.23%	5.35%	(2.32)%	4.22%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,955,936		$2,009,721	$682,269	$949,426	$788,913	$503,548
Net Investment Income/(Loss)(c)	2.16%		1.93%	1.65%	1.49%	1.14%	1.35%
Expenses Before Reductions(c)(d)	0.66%		0.67%	0.66%	0.65%	0.66%	0.68%
Expenses Net of Reductions(c)	0.66%		0.67%	0.66%	0.65%	0.66%	0.68%
Portfolio Turnover Rate	120	%(b)	288%	342%	564%	663%	385%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

24

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Enhanced Bond Index Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

25

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $340 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $65,403 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

Overnight and Continuous		Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$73,524,128	$—	$—	$—	$73,524,128
Government Securities	119,534,545	88,790,477	—	—	208,325,022

Total Securities Lending Transactions	193,058,673	88,790,477	—	—	281,849,150

Total Borrowings	$193,058,673	$88,790,477	$—	$—	$281,849,150

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$281,849,150

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized

26

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2017, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price. During the period ended June 30, 2017, the Fund engaged in such affiliated transactions at the current market price.

The Fund is permitted to purchase and sell securities (“crosstrade”) from and to other Allianz Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with the Rule. Each crosstrade is executed at the current market price in compliance with provisions of the Rule. For the period, the Fund participated in the following crosstrade transactions:

	Purchases	Sales	Realized (Gain/Loss)
AZL Enhanced Bond Index Fund	$2,200,404	$1,067,228	$(7,622)

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2017, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $348.2 million as of June 30, 2017. The monthly average notional amount for these contracts was $284.1 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Interest Rate Risk Exposure

Interest Rate Contracts	Receivable for variation margin on futures contracts	$510,385	Payable for variation margin on futures contracts	$391,364

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Interest Rate Risk Exposure

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	1,140,201	190,714

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Financial Management, Inc. (“BlackRock Financial”), BlackRock Financial provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of

27

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Enhanced Bond Index Fund	0.35%	0.70%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2017, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $12,138 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics,

28

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Asset Backed Securities	$—	$121,175,616	$121,175,616
Collateralized Mortgage Obligations	—	92,802,980	92,802,980
Corporate Bonds+	—	421,145,514	421,145,514
Municipal Bonds	—	2,377,409	2,377,409
U.S. Government Agency Mortgages	—	727,066,186	727,066,186
U.S. Treasury Obligations	—	430,841,682	430,841,682
Yankee Dollars+	—	96,106,616	96,106,616
Certificate of Deposit	—	156,554,854	156,554,854
Commercial Paper	—	31,062,000	31,062,000
Securities Held as Collateral for Securities on Loan	—	281,849,150	281,849,150
Unaffiliated Investment Company	18,558,996	—	18,558,996

Total Investment Securities	18,558,996	2,360,982,007	2,379,541,003

Securities Sold Short	—	(190,136,861)	(190,136,861)
Other Financial Instruments:*
Futures Contracts	119,021	—	119,021

Total Investments	$18,678,017	$2,170,845,146	$2,189,523,163

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Enhanced Bond Index Fund	$2,153,026,210	$2,218,815,696

For the period ended June 30, 2017, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales
AZL Enhanced Bond Index Fund	$1,796,202,625	$1,916,708,121

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

29

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $2,387,168,323. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$11,656,255
Unrealized (depreciation)	(19,283,575)

Net unrealized appreciation/(depreciation)	$(7,627,320)

As of the end of its tax year ended December 31, 2016, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL Enhanced Bond Index Fund	$4,687,342	$—	$4,687,342

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Enhanced Bond Index Fund	$20,069,143	$3,981,320	$24,050,463

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Enhanced Bond Index Fund	$18,214,031	$—	$(4,687,342)	$(37,534,803)	$(24,008,114)

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2017.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

30

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

31

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

32

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® Gateway Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 7

Statement of Operations Page 7

Statements of Changes in Net Assets Page 8

Financial Highlights Page 9

Notes to the Financial Statements Page 10

Other Information Page 16

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Gateway Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Gateway Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Gateway Fund	$1,000.00	$1,048.00	$5.64	1.11%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Gateway Fund	$1,000.00	$1,019.29	$5.56	1.11%

*	Expenses are equal to the average account value over the period, multiplied by the Fund's annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	22.6%
Financials	14.7
Health Care	14.3
Consumer Discretionary	12.1
Industrials	10.5
Consumer Staples	8.6
Energy	6.0
Utilities	3.2
Materials	2.6
Real Estate	2.4
Telecommunication Services	2.1

Total Common Stocks	99.1
Money Market	1.8
Purchased Put Options	0.3

Total Investment Securities	101.2
Net other assets (liabilities)	(1.2)

Net Assets	100.0%

1

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks+ (99.1%):
Aerospace & Defense (2.1%):
8,647	Boeing Co. (The)	$1,709,944
6,919	Raytheon Co.	1,117,280
1,341	TransDigm Group, Inc.	360,555
11,881	United Technologies Corp.	1,450,789

		4,638,568

Air Freight & Logistics (0.6%):
11,533	United Parcel Service, Inc., Class B	1,275,434

Airlines (0.6%):
2,929	Alaska Air Group, Inc.	262,907
10,249	American Airlines Group, Inc.	515,729
6,676	JetBlue Airways Corp.*	152,413
6,442	United Continental Holdings, Inc.*	484,761

		1,415,810

Auto Components (0.2%):
1,016	Adient plc	66,426
2,054	Autoliv, Inc.	225,530
3,343	Cooper Tire & Rubber Co.	120,682

		412,638

Automobiles (0.4%):
74,265	Ford Motor Co.	831,025
255	Tesla Motors, Inc.*	92,211

		923,236

Banks (6.8%):
11,574	Associated Banc-Corp.	291,665
121,040	Bank of America Corp.	2,936,430
35,568	Citigroup, Inc.	2,378,788
42,427	Huntington Bancshares, Inc.	573,613
42,844	JPMorgan Chase & Co.	3,915,941
8,353	Old National Bancorp	144,089
986	Signature Bank*	141,521
767	SVB Financial Group*	134,831
27,127	U.S. Bancorp	1,408,434
50,639	Wells Fargo & Co.	2,805,907

		14,731,219

Beverages (2.1%):
47,175	Coca-Cola Co. (The)	2,115,799
8,902	Monster Beverage Corp.*	442,251
18,180	PepsiCo, Inc.	2,099,608

		4,657,658

Biotechnology (3.4%):
17,997	AbbVie, Inc.	1,304,962
3,711	Alexion Pharmaceuticals, Inc.*	451,517
8,847	Amgen, Inc.	1,523,720
3,268	Biogen Idec, Inc.*	886,804
2,459	Bioverativ, Inc.*	147,958
10,469	Celgene Corp.*	1,359,610
16,204	Gilead Sciences, Inc.	1,146,919
1,096	Shire plc, ADR	181,136
3,529	Vertex Pharmaceuticals, Inc.*	454,782

		7,457,408

Building Products (0.5%):
7,372	Fortune Brands Home & Security, Inc.	480,949
14,427	Johnson Controls International plc	625,555

		1,106,504

Shares		Fair Value
Common Stocks+, continued
Capital Markets (2.4%):
2,964	Affiliated Managers Group, Inc.	$491,609
21,014	Charles Schwab Corp. (The)	902,761
4,368	CME Group, Inc.	547,048
6,326	Eaton Vance Corp.	299,346
4,956	Goldman Sachs Group, Inc. (The)	1,099,737
10,676	Intercontinental Exchange, Inc.	703,762
4,849	Legg Mason, Inc.	185,038
19,924	Morgan Stanley	887,813
1,318	TD Ameritrade Holding Corp.	56,661
4,443	Waddell & Reed Financial, Inc., Class A	83,884

		5,257,659

Chemicals (2.0%):
494	Advansix, Inc.*	15,433
2,614	Ashland Global Holdings, Inc.	172,289
2,339	Celanese Corp., Series A	222,065
16,264	Dow Chemical Co. (The)	1,025,769
10,448	E.I. du Pont de Nemours & Co.	843,258
5,256	Eastman Chemical Co.	441,451
683	Ingevity Corp.*	39,204
6,038	Lyondellbasell Industries NV	509,547
278	LyondellBasell Industries NV, Class A	23,460
6,230	Monsanto Co.	737,383
2,771	Olin Corp.	83,906
5,252	RPM International, Inc.	286,497
6,275	Valvoline, Inc.	148,843

		4,549,105

Commercial Services & Supplies (0.3%):
8,144	Waste Management, Inc.	597,362

Communications Equipment (1.0%):
59,157	Cisco Systems, Inc.	1,851,613
3,321	Motorola Solutions, Inc.	288,064
1,091	Palo Alto Networks, Inc.*	145,987

		2,285,664

Consumer Finance (0.7%):
5,263	Ally Financial, Inc.	109,997
11,263	American Express Co.	948,795
7,472	Discover Financial Services	464,684

		1,523,476

Containers & Packaging (0.4%):
3,624	Avery Dennison Corp.	320,253
4,629	Sonoco Products Co.	238,023
6,148	WestRock Co.	348,346

		906,622

Distributors (0.2%):
5,478	Genuine Parts Co.	508,139

Diversified Financial Services (1.8%):
23,691	Berkshire Hathaway, Inc., Class B*	4,012,545

Diversified Telecommunication Services (2.1%):
66,970	AT&T, Inc.	2,526,778
44,545	Verizon Communications, Inc.	1,989,380

		4,516,158

Electric Utilities (1.7%):
12,447	Alliant Energy Corp.	499,996
23,255	American Electric Power Co., Inc.	1,615,524

Continued

2

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Electric Utilities, continued
15,762	Duke Energy Corp.	$1,317,546
4,073	Hawaiian Electric Industries, Inc.	131,884
6,245	OGE Energy Corp.	217,264

		3,782,214

Electrical Equipment (0.5%):
6,240	Eaton Corp. plc	485,659
9,879	Emerson Electric Co.	588,986
1,121	Hubbell, Inc.	126,864

		1,201,509

Electronic Equipment, Instruments & Components (0.6%):
19,634	Corning, Inc.	590,002
7,392	TE Connectivity, Ltd.	581,603

		1,171,605

Energy Equipment & Services (1.2%):
6,207	Baker Hughes, Inc.	338,344
15,740	Halliburton Co.	672,255
10,483	Patterson-UTI Energy, Inc.	211,652
18,755	Schlumberger, Ltd.	1,234,829

		2,457,080

Equity Real Estate Investment Trusts (2.4%):
4,615	Care Capital Properties, Inc.	123,221
6,343	Digital Realty Trust, Inc.	716,442
26,402	Duke Realty Corp.	737,935
6,331	Extra Space Storage, Inc.	493,818
7,052	Healthcare Realty Trust, Inc.	240,826
656	Kilroy Realty Corp.	49,298
8,242	Liberty Property Trust	335,532
4,221	Mack-Cali Realty Corp.	114,558
5,694	Parks Hotels & Resorts, Inc.	153,510
11,540	Regency Centers Corp.	722,866
1,209	SBA Communications Corp.*	163,094
6,960	Senior Housing Properties Trust	142,262
16,042	UDR, Inc.	625,157
9,618	Ventas, Inc.	668,259

		5,286,778

Food & Staples Retailing (1.6%):
14,734	CVS Health Corp.	1,185,498
12,810	Walgreens Boots Alliance, Inc.	1,003,151
16,698	Wal-Mart Stores, Inc.	1,263,704

		3,452,353

Food Products (1.3%):
2,376	Bunge, Ltd.	177,250
15,885	ConAgra Foods, Inc.	568,048
9,925	Kraft Heinz Co. (The)	849,977
2,795	Lamb Weston Holding, Inc.	123,092
23,453	Mondelez International, Inc., Class A	1,012,934

		2,731,301

Gas Utilities (0.1%):
2,742	National Fuel Gas Co.	153,113
110	ONE Gas, Inc.	7,679
1,281	WGL Holdings, Inc.	106,874

		267,666

Shares		Fair Value
Common Stocks+, continued
Health Care Equipment & Supplies (2.7%):
22,233	Abbott Laboratories	$1,080,746
771	Align Technology, Inc.*	115,743
9,317	Baxter International, Inc.	564,051
31,293	Boston Scientific Corp.*	867,442
11,099	Hologic, Inc.*	503,673
809	Intuitive Surgical, Inc.*	756,714
20,802	Medtronic plc	1,846,177
2,637	ResMed, Inc.	205,343

		5,939,889

Health Care Providers & Services (2.9%):
6,295	Aetna, Inc.	955,770
4,830	Anthem, Inc.	908,668
10,901	Express Scripts Holding Co.*	695,920
6,104	HCA Holdings, Inc.*	532,269
4,215	Patterson Cos., Inc.	197,894
3,877	Quest Diagnostics, Inc.	430,967
12,496	UnitedHealth Group, Inc.	2,317,009
3,128	Universal Health Services, Inc., Class B	381,866

		6,420,363

Hotels, Restaurants & Leisure (1.6%):
1,249	Domino’s Pizza, Inc.	264,201
2,391	Hilton Grand Vacations*	86,219
4,755	Hilton Worldwide Holdings, Inc.	294,097
1,785	Las Vegas Sands Corp.	114,044
11,842	McDonald’s Corp.	1,813,720
3,287	Melco Resorts & Entertainment, Ltd., ADR	73,793
6,237	MGM Resorts International	195,156
4,181	Norwegian Cruise Line Holdings, Ltd.*	226,986
2,942	Restaurant Brands International, Inc.	183,993
16,209	Wendy’s Co. (The)	251,402

		3,503,611

Household Durables (0.7%):
6,095	Leggett & Platt, Inc.	320,170
9,383	Newell Rubbermaid, Inc.	503,117
11,995	Toll Brothers, Inc.	473,922
703	Tupperware Brands Corp.	49,372
1,262	Whirlpool Corp.	241,824

		1,588,405

Household Products (1.8%):
6,459	Church & Dwight Co., Inc.	335,093
12,895	Colgate-Palmolive Co.	955,906
3,544	Kimberly-Clark Corp.	457,566
24,804	Procter & Gamble Co. (The)	2,161,669

		3,910,234

Industrial Conglomerates (2.8%):
8,585	3M Co., Class C	1,787,311
95,700	General Electric Co.	2,584,857
13,192	Honeywell International, Inc.	1,758,362

		6,130,530

Insurance (2.7%):
7,493	Aflac, Inc.	582,056
7,316	Allstate Corp. (The)	647,027
13,686	American International Group, Inc.	855,649

Continued

3

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Insurance, continued
5,468	Aon plc	$726,971
163	Aon plc	21,671
7,106	Arthur J. Gallagher & Co.	406,819
3,574	FNF Group	160,222
6,528	Lincoln National Corp.	441,162
11,016	Marsh & McLennan Cos., Inc.	858,807
7,283	Principal Financial Group, Inc.	466,622
4,688	Travelers Cos., Inc. (The)	593,173
5,780	XL Group, Ltd.	253,164

		6,013,343

Internet & Direct Marketing Retail (2.8%):
4,515	Amazon.com, Inc.*	4,370,520
5,160	Netflix, Inc.*	770,956
571	Priceline Group, Inc. (The)*	1,068,067

		6,209,543

Internet Software & Services (5.1%):
3,724	Alphabet, Inc., Class A*	3,462,128
3,012	Alphabet, Inc., Class C*	2,737,095
597	Baidu, Inc., ADR*	106,779
15,165	eBay, Inc.*	529,562
26,546	Facebook, Inc., Class A*	4,007,915
3,480	VeriSign, Inc.*	323,501

		11,166,980

IT Services (3.6%):
7,101	Automatic Data Processing, Inc.	727,568
3,475	Broadridge Financial Solutions, Inc.	262,571
10,096	Cognizant Technology Solutions Corp., Class A	670,374
8,173	Fidelity National Information Services, Inc.	697,974
1,292	FleetCor Technologies, Inc.*	186,319
9,421	International Business Machines Corp.	1,449,233
7,233	Paychex, Inc.	411,847
15,296	PayPal Holdings, Inc.*	820,936
24,932	Visa, Inc., Class A	2,338,124
11,595	Western Union Co.	220,885

		7,785,831

Leisure Products (0.2%):
8,994	Mattel, Inc.	193,641
1,757	Polaris Industries, Inc.	162,048

		355,689

Life Sciences Tools & Services (0.2%):
2,559	Illumina, Inc.*	444,038

Machinery (1.9%):
8,367	Caterpillar, Inc.	899,118
3,406	Cummins, Inc.	552,521
4,551	Deere & Co.	562,458
4,132	Parker Hannifin Corp.	660,376
5,043	Pentair plc	335,561
2,243	Snap-On, Inc.	354,394
4,316	Stanley Black & Decker, Inc.	607,391
870	Timken Co.	40,238

		4,012,057

Media (2.8%):
57,023	Comcast Corp., Class A	2,219,335
4,457	Liberty Global plc, Series C*	138,969

Shares		Fair Value
Common Stocks+, continued
Media, continued
3,300	Liberty Global plc, LiLAC, Class C*	$70,653
7,431	News Corp., Class B	105,149
4,970	Omnicom Group, Inc.	412,013
51,458	Sirius XM Holdings, Inc.	281,475
9,546	Time Warner, Inc.	958,514
1,561	Time, Inc.	22,400
18,750	Walt Disney Co. (The)	1,992,188

		6,200,696

Metals & Mining (0.2%):
5,511	Southern Copper Corp.	190,846
6,396	Steel Dynamics, Inc.	229,041
2,024	Worthington Industries, Inc.	101,645

		521,532

Mortgage Real Estate Investment Trusts (0.3%):
17,224	Agnc Investment Corp.	366,699
33,067	Annaly Capital Management, Inc.	398,457

		765,156

Multiline Retail (0.3%):
3,368	Nordstrom, Inc.	161,091
10,585	Target Corp.	553,490

		714,581

Multi-Utilities (1.4%):
9,421	Ameren Corp.	515,046
14,973	CenterPoint Energy, Inc.	409,961
7,723	Consolidated Edison, Inc.	624,173
11,709	Public Service Enterprise Group, Inc.	503,604
14,756	WEC Energy Group, Inc.	905,723

		2,958,507

Oil, Gas & Consumable Fuels (4.8%):
3,407	Cheniere Energy, Inc.*	165,955
22,380	Chevron Corp.	2,334,905
6,315	Concho Resources, Inc.*	767,462
23,100	ConocoPhillips Co.	1,015,476
7,049	Continental Resources, Inc.*	227,894
46,445	Exxon Mobil Corp.	3,749,505
11,189	Gulfport Energy Corp.*	165,038
7,400	HollyFrontier Corp.	203,278
13,401	Occidental Petroleum Corp.	802,318
4,918	ONEOK, Inc.	256,523
9,602	Phillips 66	793,989

		10,482,343

Personal Products (0.0%):
809	Herbalife, Ltd.*	57,706

Pharmaceuticals (5.1%):
5,317	Allergan plc	1,292,510
18,134	Bristol-Myers Squibb Co.	1,010,426
11,211	Eli Lilly & Co.	922,665
511	Jazz Pharmaceuticals plc*	79,461
29,273	Johnson & Johnson Co.	3,872,525
29,970	Merck & Co., Inc.	1,920,777
61,285	Pfizer, Inc.	2,058,563

		11,156,927

Continued

4

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Professional Services (0.3%):
1,457	Dun & Bradstreet Corp.	$157,575
5,969	Verisk Analytics, Inc.*	503,604

		661,179

Road & Rail (0.8%):
5,143	Avis Budget Group, Inc.*	140,250
1,816	Canadian Pacific Railway, Ltd.	292,031
23,034	CSX Corp.	1,256,734
4,753	Hertz Global Holdings, Inc.*	54,660
1,812	Old Dominion Freight Line, Inc.	172,575

		1,916,250

Semiconductors & Semiconductor Equipment (3.5%):
13,304	Advanced Micro Devices, Inc.*	166,034
8,216	Analog Devices, Inc.	639,205
19,242	Applied Materials, Inc.	794,887
54,182	Intel Corp.	1,828,101
8,529	Microchip Technology, Inc.	658,268
7,470	NVIDIA Corp.	1,079,863
16,852	QUALCOMM, Inc.	930,567
3,717	Skyworks Solutions, Inc.	356,646
16,158	Texas Instruments, Inc.	1,243,035

		7,696,606

Software (5.1%):
11,660	Activision Blizzard, Inc.	671,266
8,571	Adobe Systems, Inc.*	1,212,282
1,415	ANSYS, Inc.*	172,177
1,842	Dell Technologies, Inc., Class V*	112,565
85,534	Microsoft Corp.	5,895,859
9,231	Nuance Communications, Inc.*	160,712
37,393	Oracle Corp.	1,874,885
2,605	PTC, Inc.*	143,588
2,273	ServiceNow, Inc.*	240,938
12,060	Symantec Corp.	340,695
2,393	Take-Two Interactive Software, Inc.*	175,598
1,760	Workday, Inc., Class A*	170,720

		11,171,285

Specialty Retail (2.4%):
9,507	American Eagle Outfitters, Inc.	114,559
4,360	Foot Locker, Inc.	214,861

Shares or Contracts		Fair Value
Common Stocks+, continued
Specialty Retail, continued
5,433	Gap, Inc. (The)	$119,472
16,053	Home Depot, Inc. (The)	2,462,531
4,196	L Brands, Inc.	226,122
14,252	Lowe’s Cos., Inc.	1,104,958
3,528	Tiffany & Co.	331,173
8,373	TJX Cos., Inc. (The)	604,279

		5,177,955

Technology Hardware, Storage & Peripherals (3.7%):
56,356	Apple, Inc.	8,116,391

Textiles, Apparel & Luxury Goods (0.5%):
3,909	Lululemon Athletica, Inc.*	233,250
7,497	Michael Kors Holdings, Ltd.*	271,766
16,065	Under Armour, Inc., Class A*	349,574
2,313	Under Armour, Inc., Class C*	46,630

		901,220

Tobacco (1.8%):
24,216	Altria Group, Inc.	1,803,366
17,324	Philip Morris International, Inc.	2,034,703
4,958	Vector Group, Ltd.	105,705

		3,943,774

Trading Companies & Distributors (0.1%):
2,727	GATX Corp.	175,264

Wireless Telecommunication Services (0.0%):
1,676	Sprint Corp.*	13,760

Total Common Stocks (Cost $148,068,692)		217,237,356

Purchased Options (0.3%):
Total Purchased Options (Cost $1,400,365)		711,170

Unaffiliated Investment Company (1.8%):
3,726,480	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.75%(a)	3,726,480

Total Unaffiliated Investment Company (Cost $3,726,480)		3,726,480

Total Investment Securities (Cost $153,195,537)(b) — 101.2%		221,675,006
Net other assets (liabilities) — (1.2)%		(2,585,699)

Net Assets — 100.0%		$219,089,307

Percentages indicated are based on net assets as of June 30, 2017.

ADR—American Depositary Receipt

*	Non-income producing security.

+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.

(a)	The rate represents the effective yield at June 30, 2017.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

5

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Exchange-traded options purchased as of June 30, 2017 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
S&P 500 Index	Put	2175.00 USD	7/21/17	88	$8,140
S&P 500 Index	Put	2225.00 USD	7/21/17	104	14,300
S&P 500 Index	Put	2200.00 USD	8/18/17	104	49,400
S&P 500 Index	Put	2225.00 USD	8/18/17	104	58,240
S&P 500 Index	Put	2200.00 USD	9/15/17	128	118,400
S&P 500 Index	Put	2225.00 USD	9/15/17	148	159,100
S&P 500 Index	Put	2250.00 USD	9/15/17	106	133,030
S&P 500 Index	Put	2200.00 USD	10/20/17	104	170,560

Total (Cost $1,400,365)					$711,170

Exchange-traded options written as of June 30, 2017 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
S&P 500 Index	Call	2450.00 USD	7/14/17	77	$(30,030)
S&P 500 Index	Call	2390.00 USD	7/21/17	95	(422,750)
S&P 500 Index	Call	2400.00 USD	7/21/17	105	(384,300)
S&P 500 Index	Call	2425.00 USD	7/21/17	105	(201,075)
S&P 500 Index	Call	2440.00 USD	7/28/17	101	(143,925)
S&P 500 Index	Call	2375.00 USD	8/18/17	102	(677,280)
S&P 500 Index	Call	2425.00 USD	8/18/17	106	(320,650)
S&P 500 Index	Call	2450.00 USD	8/18/17	95	(157,700)
S&P 500 Index	Call	2450.00 USD	9/15/17	100	(267,500)

Total (Premiums $3,153,342)					$(2,605,210)

See accompanying notes to the financial statements.

6

AZL Gateway Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investment securities, at cost	$153,195,537

Investment securities, at value	$221,675,006
Cash	3
Interest and dividends receivable	207,610
Receivable for capital shares issued	12,061
Receivable for investments sold	141,700
Reclaims receivable	874

Total Assets	222,037,254

Liabilities:
Payable for capital shares redeemed	136,193
Written Options (Premiums received $3,153,342)	2,605,210
Manager fees payable	144,278
Administration fees payable	5,557
Distribution fees payable	45,087
Custodian fees payable	2,264
Administrative and compliance services fees payable	692
Transfer agent fees payable	814
Trustee fees payable	1,395
Other accrued liabilities	6,457

Total Liabilities	2,947,947

Net Assets	$219,089,307

Net Assets Consist of:
Capital	$183,697,945
Accumulated net investment income/(loss)	3,169,763
Accumulated net realized gains/(losses) from investment transactions	(36,806,002)
Net unrealized appreciation/(depreciation) on investments	69,027,601

Net Assets	$219,089,307

Shares of beneficial interest (unlimited number of shares authorized, no par value)	17,008,874
Net Asset Value (offering and redemption price per share)	$12.88

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$2,064,190
Foreign withholding tax	(450)

Total Investment Income	2,063,740

Expenses:
Manager fees	774,323
Administration fees	25,981
Distribution fees	241,976
Custodian fees	8,516
Administrative and compliance services fees	1,670
Transfer agent fees	3,121
Trustee fees	5,414
Professional fees	5,716
Shareholder reports	3,080
Other expenses	2,489

Total expenses	1,072,286

Net Investment Income/(Loss)	991,454

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	5,633,155
Net realized gains/(losses) on options contracts	(8,170,562)
Change in net unrealized appreciation/depreciation on investments	10,542,040

Net Realized/Unrealized Gains/(Losses) on Investments	8,004,633

Change in Net Assets Resulting From Operations	$8,996,087

See accompanying notes to the financial statements.

7

AZL Gateway Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$991,454	$2,240,277
Net realized gains/(losses) on investment transactions	(2,537,407)	3,766,879
Change in unrealized appreciation/depreciation on investments	10,542,040	2,424,904

Change in net assets resulting from operations	8,996,087	8,432,060

Distributions to Shareholders:
From net investment income	—	(3,778,083)

Change in net assets resulting from distributions to shareholders	—	(3,778,083)

Capital Transactions:
Proceeds from shares issued	41,651,313	20,573,427
Proceeds from dividends reinvested	—	3,778,083
Value of shares redeemed	(10,508,852)	(50,762,419)

Change in net assets resulting from capital transactions	31,142,461	(26,410,909)

Change in net assets	40,138,548	(21,756,932)
Net Assets:
Beginning of period	178,950,759	200,707,691

End of period	$219,089,307	$178,950,759

Accumulated net investment income/(loss)	$3,169,763	$2,178,309

Share Transactions:
Shares issued	3,281,867	1,701,718
Dividends reinvested	—	316,688
Shares redeemed	(833,604)	(4,236,081)

Change in shares	2,448,263	(2,217,675)

See accompanying notes to the financial statements.

8

AZL Gateway Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$12.29		$11.96	$11.87	$11.65		$10.83		$10.44

Investment Activities:
Net Investment Income/(Loss)	0.04		0.17	0.15	0.13		0.13		0.06
Net Realized and Unrealized Gains/(Losses) on Investments	0.55		0.40	0.08	0.23		0.78		0.37

Total from Investment Activities	0.59		0.57	0.23	0.36		0.91		0.43

Dividends to Shareholders From:
Net Investment Income	—		(0.24)	(0.14)	(0.14)		(0.09)		(0.04)

Total Dividends	—		(0.24)	(0.14)	(0.14)		(0.09)		(0.04)

Net Asset Value, End of Period	$12.88		$12.29	$11.96	$11.87		$11.65		$10.83

Total Return(a)	4.80	%(b)	4.84%	1.98%	3.09%		8.44%		4.15%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$219,089		$178,951	$200,708	$217,753		$212,164		$169,796
Net Investment Income/(Loss)(c)	1.02%		1.19%	1.11%	1.14%		1.35%		1.74%
Expenses Before Reductions(c)(d)	1.11%		1.10%	1.10%	1.10%		1.11%		1.14%
Expenses Net of Reductions(c)	1.11%		1.10%	1.10%	1.10%		1.10%		1.11%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.11%		1.10%	1.10%	1.10	%(e)	1.11	%(e)	1.14	%(e)
Portfolio Turnover Rate	4	%(b)	20%	5%	18%		16%		5%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

9

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Gateway Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

10

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price. During the period ended June 30, 2017 the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2017, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses are reported as “Net realized gains/(losses) on options contracts” on the Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2017:

	Number of Contracts	Cost
Options outstanding at December 31, 2016	773	$1,109,843
Options purchased	2,489	3,705,401
Options exercised	—	—
Options expired	(183)	(367,998)
Options closed	(2,193)	(3,046,881)

Options outstanding at June 30, 2017	886	$1,400,365

The Fund had the following transactions in written call and put options during the period ended June 30, 2017:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2016	(773)	$(3,197,616)
Options written	(3,924)	(11,436,513)
Options exercised	—	—
Options expired	77	200,008
Options closed	3,734	11,280,779

Options outstanding at June 30, 2017	(886)	$(3,153,342)

11

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk Exposure

Equity Contracts	Investment securities, at value (purchased options)	$711,170	Written options	$2,605,210

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Equity Contracts	Net realized gains/(losses) on options contracts/ Change in unrealized appreciation/depreciation on investments	$(8,170,562)	$496,221

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Gateway Investment Advisers, LLC (“Gateway”), Gateway provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Gateway Fund	0.80%	1.25%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2017, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

12

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $1,101 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied. Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$217,237,356	$—	$217,237,356
Purchased Put Options	711,170	—	711,170
Unaffiliated Investment Company	3,726,480	—	3,726,480

Total Investment Securities	221,675,006	—	221,675,006

Other Financial Instruments:*
Written Options	(2,605,210)	—	(2,605,210)

Total Investments	$219,069,796	$—	$219,069,796

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as written options. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Gateway Fund	$44,846,066	$6,808,858

13

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $154,759,196. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$70,963,302
Unrealized (depreciation)	(4,047,492)

Net unrealized appreciation/(depreciation)	$66,915,810

As of the end of its tax year ended December 31, 2016, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Expires 12/31/2018
AZL Gateway Fund	$10,170

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL Gateway Fund	$30,601,415	$2,367,383	$32,968,798

During the year ended December 31, 2016, the Fund utilized $1,344,469 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Gateway Fund	$3,778,083	$—	$3,778,083

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Gateway Fund	$2,178,308	$—	$(32,978,968)	$57,195,935	$26,395,275

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2017.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

14

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

15

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® Government Money Market Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Government Money Market Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Government Money Market Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Government Money Market Fund	$1,000.00	$1,000.00	$3.67	0.74%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Government Money Market Fund	$1,000.00	$1,021.13	$3.71	0.74%

*	Expenses are equal to the average account value over the period, multiplied by the Fund's annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
U.S. Government Agency Mortgages	54.4%
Repurchase Agreements	40.1
U.S. Treasury Obligations	4.4

Total Investment Securities	98.9
Net other assets (liabilities)	1.1

Net Assets	100.0%

1

AZL Government Money Market Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages (54.4%):
Federal Home Loan Bank (34.8%):
$9,000,000	1.14%, 7/7/17(a)	$9,000,000
4,940,000	0.85%, 7/14/17(b)	4,938,493
2,140,000	0.95%, 7/26/17(b)	2,138,591
3,665,000	0.97%, 7/28/17(b)	3,662,328
7,335,000	0.64%, 8/1/17(b)	7,330,958
10,000,000	0.94%, 8/9/17(b)	9,989,828
13,680,000	0.65%, 8/11/17(b)	13,669,967
3,500,000	1.15%, 8/22/17(a)	3,499,986
3,480,000	0.68%, 8/22/17(b)	3,476,582
3,500,000	0.70%, 8/23/17(b)	3,496,419
3,970,000	0.95%, 8/25/17(a)	3,970,000
3,845,000	0.68%, 8/25/17(b)	3,841,035
3,920,000	0.90%, 8/28/17(b)	3,914,348
8,000,000	0.70%, 8/30/17(b)	7,990,733
12,215,000	1.05%, 9/20/17(b)	12,187,863
2,500,000	0.91%, 9/22/17(b)	2,494,755
8,000,000	1.05%, 9/25/17(b)	7,979,933
6,500,000	1.04%, 9/27/17(b)	6,483,491
5,400,000	1.26%, 10/16/17(a)	5,400,000
4,955,000	0.75%, 10/18/17(b)	4,943,748
4,000,000	1.10%, 10/27/17(a)	3,999,908
2,000,000	1.00%, 11/8/17(a)	2,000,000
3,000,000	1.04%, 11/8/17(b)	2,988,744
1,500,000	1.01%, 12/4/17(b)	1,493,500
4,000,000	1.15%, 12/29/17(b)	3,977,073
4,000,000	1.06%, 2/5/18(a)	4,000,000
4,500,000	1.10%, 3/9/18	4,508,320
10,000,000	0.91%, 3/13/18(a)	10,000,000
5,000,000	1.10%, 3/19/18	4,991,884
12,520,000	0.99%, 4/13/18(a)	12,520,000
5,180,000	1.06%, 4/17/18(a)	5,180,000
3,000,000	0.83%, 5/9/18(a)	3,000,000
3,700,000	0.95%, 6/5/18(a)	3,700,000
4,500,000	1.11%, 10/3/18(a)	4,500,000
2,310,000	1.11%, 6/20/19(a)	2,310,000
1,895,000	1.11%, 6/20/19(a)	1,895,000
7,000,000	1.11%, 6/20/19(a)	7,000,000

		198,473,487

Federal Farm Credit Bank (7.9%):
4,525,000	0.60%, 7/11/17(b)	4,524,246
7,000,000	1.14%, 9/12/17(a)	7,000,268
10,000,000	1.23%, 9/22/17(a)	9,999,885
10,000,000	1.23%, 9/25/17(a)	9,999,538
3,385,000	0.69%, 9/29/17(b)	3,379,161
4,205,000	0.87%, 1/11/18(b)	4,185,512
2,500,000	1.06%, 2/8/18(b)	2,483,812
3,365,000	1.27%, 4/4/18(a)	3,364,743

		44,937,165

Federal Home Loan Mortgage Corp. (7.1%):
2,000,000	0.63%, 7/14/17	2,000,083
3,400,000	1.35%, 7/21/17(a)	3,399,981
4,845,000	0.80%, 8/2/17(b)	4,841,555
9,355,000	0.83%, 8/3/17(b)	9,347,882
4,730,000	0.73%, 9/29/17	4,733,158
10,270,000	0.73%, 10/16/17(b)	10,247,717

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corp., continued
$1,840,000	1.09%, 11/13/17(a)	$1,840,492
4,000,000	1.24%, 3/8/18(a)	4,000,000

		40,410,868

Federal National Mortgage Association (4.6%):
12,530,000	1.19%, 8/16/17(a)	12,529,808
1,500,000	0.97%, 9/27/17	1,500,100
5,000,000	1.10%, 10/5/17(a)	4,999,799
7,000,000	1.10%, 3/28/18	6,988,279

		26,017,986

Total U.S. Government Agency Mortgages (Cost $309,839,506)		309,839,506

U.S. Treasury Obligations (4.4%):
U.S. Treasury Bills (1.9%)
5,193,000	0.92%, 9/28/17(b)	5,181,381
6,200,000	0.97%, 10/12/17(b)	6,183,149

		11,364,530

U.S. Treasury Notes (2.5%)
3,960,000	0.73%, 10/15/17	3,961,614
4,000,000	1.30%, 1/31/18(a)	3,999,505
6,000,000	1.19%, 4/30/18(a)	6,000,250

		13,961,369

Total U.S. Treasury Obligations (Cost $25,325,899)		25,325,899

Repurchase Agreements (40.1%):
20,000,000	Bank of Montreal, 1.07%, 7/3/17, (Purchased on 6/30/17, proceeds at maturity $20,000,594, Collateralized by U.S. Government Agency Obligations, 1.25% - 4.50%, 10/31/21 - 5/1/47, fair value of $20,598,170)	20,000,000
20,000,000	Bank of Nova Scotia, 1.10%, 7/3/17, (Purchased on 6/30/17, proceeds at maturity $20,000,611, Collateralized by U.S. Treasury Notes, 0.13% - 2.75%, 12/31/19 - 7/15/24, fair value of $20,395,607)	20,000,000
20,000,000	BNP Paribas, 1.12%, 7/3/17, (Purchased on 6/30/17, proceeds at maturity $20,000,622, Collateralized by U.S. Government Agency Obligations, 0.00% - 4.50%, 2/15/18 - 9/1/44, fair value of $20,421,683)	20,000,000
20,000,000	Citigroup Global Markets, 1.10%, 7/3/17, (Purchased on 6/30/17, proceeds at maturity $20,000,589, Collateralized by U.S. Government Agency Obligations, 0.00% - 6.00%, 12/31/18 - 12/1/46, fair value of $20,627,673)	20,000,000
20,000,000	HSBC Securities (USA), Inc., 1.09%, 7/3/17, (Purchased on 6/30/17, proceeds at maturity $20,000,606, Collateralized by U.S. Treasury Notes, 1.63%, 5/15/26, fair value of $20,395,235)(b)	20,000,000
5,000,000	HSBC Securities (USA), Inc., 1.04%, 7/5/17, (Purchased on 6/30/17, proceeds at maturity $5,000,433, Collateralized by U.S. Treasury Notes, 0.00%, 7/31/17, fair value of $5,113,264)	5,000,000
20,000,000	Mitsubishi UFJ Securities USA, Inc., 1.05%, 7/3/17, (Purchased on 6/30/17, proceeds at maturity $20,000,583, Collateralized by U.S. Treasury Obligations, 0.00% - 8.50%, 9/30/17 - 5/15/44 , fair value of $20,589,736)	20,000,000

Continued

2

AZL Government Money Market Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements, continued
$20,000,000	Mizuho Securities USA, Inc., 1.16%, 7/3/17, (Purchased on 6/30/17, proceeds at maturity $20,000,644, Collateralized by U.S. Government Agency Obligations, 0.00% - 2.50%, 7/28/17 - 11/30/23, fair value of $20,418,276)	$20,000,000
5,000,000	Morgan Stanley & Co. LLC, 1.00%, 7/3/17, (Purchased on 6/30/17, proceeds at maturity $5,000,139, Collateralized by U.S. Treasury Obligations, 0.00% - 2.25%, 9/14/17 - 8/15/46, fair value of $5,134,651)	5,000,000
15,000,000	Morgan Stanley & Co. LLC, 1.01%, 7/3/17, (Purchased on 6/30/17, proceeds at maturity $15,000,421, Collateralized by U.S. Treasury Obligations, 2.25% - 7.25%, 8/15/22 - 2/15/27, fair value of $15,562,963)	15,000,000
16,000,000	Natixis S.A., 1.08%, 7/3/17, (Purchased on 6/30/17, proceeds at maturity $16,000,480, Collateralized by U.S. Treasury Obligations, 1.00% - 8.13%, 8/15/20 -2/15/46, fair value of $16,320,060)	16,000,000
5,000,000	Natixis S.A., 1.10%, 7/3/17, (Purchased on 6/30/17, proceeds at maturity $5,000,153, Collateralized by U.S. Government Agency Obligations, 2.45% - 3.16%, 1/1/32 - 4/1/47, fair value of $5,150,032)	5,000,000

Principal Amount		Fair Value
Repurchase Agreements, continued
$15,000,000	Royal Bank of Canada, 1.07%, 7/3/17, (Purchased on 6/30/17, proceeds at maturity $15,000,446, Collateralized by U.S. Government Agency Obligations, 0.00% - 4.00%, 1/1/26 - 6/1/47, fair value of $15,477,735)	$15,000,000
7,000,000	Royal Bank of Canada, 1.06%, 7/3/17, (Purchased on 6/30/17, proceeds at maturity $7,000,206, Collateralized by U.S. Treasury Notes, 0.13% - 3.38%, 4/15/20 - 2/15/44, fair value of $7,155,314)	7,000,000
10,000,000	Toronto Dominion Bank NY, 1.15%, 7/3/17, (Purchased on 6/30/17, proceeds at maturity $10,000,319, Collateralized by U.S. Government Agency Obligations, 4.00%, 1/1/44, fair value of $10,307,226)	10,000,000
10,000,000	Toronto Dominion Bank NY, 1.13%, 7/3/17, (Purchased on 6/30/17, proceeds at maturity $10,000,314, Collateralized by U.S. Treasury Obligations, 0.00% - 3.00%, 7/20/17 - 11/15/45, fair value of $10,206,972)	10,000,000

Total Repurchase Agreements (Cost $228,000,000)		228,000,000

Total Investment Securities (Cost $563,165,405)(c) — 98.9%		563,165,405
Net other assets (liabilities) — 1.1%		6,022,314

Net Assets — 100.0%		$569,187,719

Percentages indicated are based on net assets as of June 30, 2017.

(a)	Variable Rate Security. The rate represents the rate in effect at June 30, 2017. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(b)	The rate represents the effective yield at June 30, 2017.

(c)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

See accompanying notes to the financial statements.

3

AZL Government Money Market Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investment securities, at cost	$335,165,405

Investment securities, at value	$335,165,405
Repurchase agreements, at value/cost	228,000,000
Cash	926,765
Interest and dividends receivable	187,693
Receivable for capital shares issued	9,868,419

Total Assets	574,148,282

Liabilities:
Payable for investments purchased	4,500,000
Manager fees payable	295,401
Administration fees payable	14,254
Distribution fees payable	114,418
Custodian fees payable	2,443
Administrative and compliance services fees payable	2,702
Transfer agent fees payable	1,096
Trustee fees payable	5,027
Other accrued liabilities	25,222

Total Liabilities	4,960,563

Net Assets	$569,187,719

Net Assets Consist of:
Capital	$569,153,253
Accumulated net realized gains/(losses) from investment transactions	34,466

Net Assets	$569,187,719

Shares of beneficial interest (unlimited number of shares authorized, no par value)	569,154,018
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Interest	$2,164,031

Total Investment Income	2,164,031

Expenses:
Manager fees	1,023,387
Administration fees	77,714
Distribution fees	730,992
Custodian fees	8,227
Administrative and compliance services fees	5,651
Transfer agent fees	3,649
Trustee fees	18,779
Professional fees	19,367
Shareholder reports	10,565
Recoupment of prior expenses reimbursed by the manager	318,366
Other expenses	9,071

Total expenses before reductions	2,225,768
Less expenses voluntarily waived/reimbursed by the Manager	(61,737)

Net expenses	2,164,031

Net Investment Income/(Loss)	—

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	1,619

Net Realized/Unrealized Gains/(Losses) on Investments	1,619

Change in Net Assets Resulting From Operations	$1,619

See accompanying notes to the financial statements.

4

AZL Government Money Market Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net realized gains/(losses) on investment transactions	$1,619	$33,051

Change in net assets resulting from operations	1,619	33,051

Distributions to Shareholders:
From net realized gains	—	(45,885)

Change in net assets resulting from distributions to shareholders	—	(45,885)

Capital Transactions:
Proceeds from shares issued	133,496,970	466,951,287
Proceeds from dividends reinvested	—	45,885
Value of shares redeemed	(227,314,380)	(491,615,856)

Change in net assets resulting from capital transactions	(93,817,410)	(24,618,684)

Change in net assets	(93,815,791)	(24,631,518)
Net Assets:
Beginning of period	663,003,510	687,635,028

End of period	$569,187,719	$663,003,510

Share Transactions:
Shares issued	133,496,970	466,951,287
Dividends reinvested	—	45,885
Shares redeemed	(227,314,380)	(491,615,856)

Change in shares	(93,817,410)	(24,618,684)

See accompanying notes to the financial statements.

5

AZL Government Money Market Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment Activities:
Net Investment Income/(Loss)	—		—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Net Realized and Unrealized Gains/(Losses) on Investments	—		—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Total from Investment Activities	—		—		—		—		—		—

Dividends to Shareholders From:
Net Realized Gains	—		—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Total Dividends	—		—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(b)	—	(c)	0.01%		0.01%		0.01%		—		—
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$569,188		$663,004		$687,635		$700,335		$806,642		$872,062
Net Investment Income/(Loss)(d)	—		—		—		—		—		—
Expenses Before Reductions(d)(e)	0.76%		0.65%		0.65%		0.65%		0.65%		0.66%
Expenses Net of Reductions(d)	0.74	%(f)	0.44	%(f)	0.26	%(f)	0.20	%(f)	0.22	%(f)	0.29	%(f)

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.

See accompanying notes to the financial statements.

6

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Government Money Market Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below. Investments of the Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

Repurchase Agreements

The Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly from the Fund. The net realized gains, if any, are declared and paid at least annually by the Fund. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Advisors, LLC (“BlackRock Advisors”), BlackRock Advisors provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Government Money Market Fund	0.35%	0.87%

The Manager has voluntarily agreed to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily net investment income for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees. The amount waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:

1.	The repayments will not cause the Fund’s net investment income to fall below 0.00%.
2.	The repayments must be made no later than three years after the end of the fiscal year in which the waiver, reimbursement, or payment took place.
3.	Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.

The ability of the Manager and/or Distributor to receive such payments could negatively affect the Fund’s future yield. Amounts waived under this agreement during the period ended June 30, 2017 are reflected on the Statement of Operations as “Expenses voluntarily waived/reimbursed by the Manager.”

Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2017, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2017	Expires 12/31/2018	Expires 12/31/2019	Expires 12/31/2020	Total
AZL Government Money Market Fund	$3,323,767	$2,615,420	$1,440,270	$61,737	$7,441,194

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2017, there were no voluntary waivers in addition to the amounts disclosed above.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $3,707 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated

8

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Repurchase Agreements	$—	$228,000,000	$228,000,000
U.S. Government Agency Mortgages	—	309,839,506	309,839,506
U.S. Treasury Obligations	—	25,325,899	25,325,899

Total Investment Securities	$—	$563,165,405	$563,165,405

5. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions(a)
AZL Government Money Market Fund	$43,861	$1,901	$123	$45,885

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Government Money Market Fund	$32,847	$—	$—	$—	$32,847

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2017.

6. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

7. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contain amendments to Regulation S-X which require standardized, enhanced

9

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

8. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® International Index Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 14

Statement of Operations Page 14

Statements of Changes in Net Assets Page 15

Financial Highlights Page 16

Notes to the Financial Statements Page 17

Other Information Page 23

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL International Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL International Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL International Index Fund, Class 1	$1,000.00	$1,147.00	$2.50	0.47%
AZL International Index Fund, Class 2	$1,000.00	$1,144.70	$3.83	0.72%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL International Index Fund, Class 1	$1,000.00	$1,022.46	$2.36	0.47%
AZL International Index Fund, Class 2	$1,000.00	$1,021.22	$3.61	0.72%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Japan	23.2%
United Kingdom	16.6
France	9.8
Germany	9.4
Switzerland	8.9
Australia	6.9
Netherlands	4.0
Spain	3.4
Hong Kong	3.3
Sweden	2.9
All other countries	10.5

Total Common Stocks and Preferred Stocks	98.9
Rights	— ^
Securities Held as Collateral for Securities on Loan	2.4

Total Investment Securities	101.3
Net other assets (liabilities)	(1.3)

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (98.4%):
Aerospace & Defense (1.2%):
431,937	BAE Systems plc	$3,568,399
336,665	Cobham plc	569,395
321	Dassault Aviation SA	448,592
3,310	Elbit Systems, Ltd.	408,752
79,052	European Aeronautic Defence & Space Co. NV	6,512,739
56,535	Finmeccanica SpA	944,245
108,817	Meggitt plc	676,809
241,939	Rolls-Royce Holdings plc*	2,811,171
42,814	Safran SA^	3,926,624
219,800	Singapore Technologies Engineering, Ltd.	587,698
13,919	Thales SA	1,499,409
25,985	Zodiac Aerospace	706,511

		22,660,344

Air Freight & Logistics (0.4%):
120,019	Bollore, Inc.	546,486
134,487	Deutsche Post AG	5,045,805
128,013	Royal Mail plc	702,580
49,400	Yamato Holdings Co., Ltd.	1,003,521

		7,298,392

Airlines (0.1%):
158,000	All Nippon Airways Co., Ltd.	549,580
33,029	Deutsche Lufthansa AG, Registered Shares	754,113
25,487	easyJet plc^	451,209
86,178	International Consolidated Airlines Group SA	686,149
13,970	Japan Airlines Co., Ltd.	432,236
62,045	Qantas Airways, Ltd.	273,056
82,900	Singapore Airlines, Ltd.	609,652

		3,755,995

Auto Components (1.3%):
24,000	Aisin Sieki Co., Ltd.	1,231,021
86,300	Bridgestone Corp.	3,727,118
23,174	Compagnie Generale des Establissements Michelin SCA, Class B^	3,080,536
14,529	Continental AG	3,135,050
64,300	Denso Corp.	2,721,640
241,776	GKN plc	1,027,515
15,900	Koito Manufacturing Co., Ltd.	821,426
24,000	NGK Spark Plug Co., Ltd.	512,419
12,900	NOK Corp.	273,326
16,266	Nokian Renkaat OYJ	673,915
23,550	Schaeffler AG	337,278
18,000	Stanley Electric Co., Ltd.	544,472
105,200	Sumitomo Electric Industries, Ltd.	1,623,637
24,700	Sumitomo Rubber Industries, Ltd.^	417,775
7,200	Toyoda Gosei Co., Ltd.	172,210
23,000	Toyota Industries Corp.	1,213,564
32,347	Valeo SA	2,193,908
14,700	Yokohama Rubber Co., Ltd. (The)^	295,798

		24,002,608

Automobiles (3.3%):
45,175	Bayerische Motoren Werke AG (BMW)^	4,204,173

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
130,437	Daimler AG, Registered Shares	$9,461,088
16,263	Ferrari NV	1,401,202
144,895	Fiat Chrysler Automobiles NV*	1,528,300
83,100	Fuji Heavy Industries, Ltd.	2,809,185
233,100	Honda Motor Co., Ltd.	6,369,855
74,700	Isuzu Motors, Ltd.	924,033
73,600	Mazda Motor Corp.	1,030,181
91,600	Mitsubishi Motors Corp.	605,387
316,500	Nissan Motor Co., Ltd.	3,155,780
64,017	PSA Peugeot Citroen SA	1,277,742
24,037	Renault SA	2,180,195
46,600	Suzuki Motor Corp.	2,214,995
353,666	Toyota Motor Corp.	18,553,990
4,529	Volkswagen AG^	703,242
39,600	Yamaha Motor Co., Ltd.	1,023,992

		57,443,340

Banks (13.0%):
36,271	ABN AMRO Group NV	969,095
170,000	Aozora Bank, Ltd.	648,419
397,954	Australia & New Zealand Banking Group, Ltd.	8,769,296
910,177	Banco Bilbao Vizcaya Argentaria SA	7,606,076
765,781	Banco de Sabadell SA	1,567,256
1,989,636	Banco Santander SA	13,244,540
150,505	Bank Hapoalim BM	1,014,719
204,839	Bank Leumi Le-Israel Corp.	994,975
152,800	Bank of East Asia, Ltd. (The)^	657,080
3,876,595	Bank of Ireland*	1,025,349
46,000	Bank of Kyoto, Ltd. (The)	434,862
51,449	Bank of Queensland, Ltd.	452,106
136,521	Bankia SA	660,347
95,023	Bankinter SA	879,184
2,293,780	Barclays plc	6,068,910
60,506	Bendigo & Adelaide Bank, Ltd.	516,218
151,676	BNP Paribas SA	11,030,193
510,000	BOC Hong Kong Holdings, Ltd.	2,444,892
96,000	Chiba Bank, Ltd. (The)	698,121
19,100	Chugoku Bank, Ltd. (The)	286,220
43,503	Chuo Mitsui Trust Holdings, Inc.	1,560,903
141,645	Commerzbank AG*	1,696,175
233,438	Commonwealth Bank of Australia	14,854,485
167,400	Concordia Financial Group, Ltd.	847,943
150,977	Credit Agricole SA	2,454,444
500,779	Criteria Caixacorp SA	2,396,707
99,947	Danske Bank A/S	3,858,745
241,800	DBS Group Holdings, Ltd.	3,643,857
127,458	DnB NOR ASA	2,176,074
40,047	Erste Group Bank AG	1,535,923
104,000	Fukuoka Financial Group, Inc.	495,470
62,300	Hachijuni Bank, Ltd. (The)	396,709
103,900	Hang Seng Bank, Ltd.	2,173,318
67,000	Hiroshima Bank, Ltd. (The)	297,826
2,690,335	HSBC Holdings plc	24,967,120

Continued

2

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
525,428	ING Groep NV	$9,136,977
139,598	Intesa Sanpaolo	416,002
1,710,303	Intesa Sanpaolo SpA	5,455,340
52,500	Japan Post Bank Co., Ltd.	672,910
34,227	KBC Groep NV	2,597,861
52,200	Kyushu Financial Group, Inc.	330,471
9,680,651	Lloyds Banking Group plc	8,354,046
125,860	Mebuki Financial Group, Inc.	469,241
79,154	Mediobanca SpA	785,302
1,631,500	Mitsubishi UFJ Financial Group, Inc.	11,003,683
15,515	Mizrahi Tefahot Bank, Ltd.	282,439
3,284,539	Mizuho Financial Group, Inc.	6,020,364
360,819	National Australia Bank, Ltd.	8,204,250
132,515	Natixis	898,500
409,231	Nordea Bank AB	5,224,463
436,399	Oversea-Chinese Banking Corp., Ltd.	3,421,329
20,053	Raiffeisen International Bank-Holding AG*	507,437
299,087	Resona Holdings, Inc.	1,652,947
469,882	Royal Bank of Scotland Group plc*	1,513,950
83,400	Seven Bank, Ltd.^	299,100
200,000	Shinsei Bank, Ltd.	349,918
70,000	Shizuoka Bank, Ltd. (The)	634,191
207,054	Skandinaviska Enskilda Banken AB, Class A	2,514,343
103,671	Societe Generale	5,635,908
438,842	Standard Chartered plc*	4,450,482
180,769	Sumitomo Mitsui Financial Group, Inc.	7,072,763
24,500	Suruga Bank, Ltd.	595,421
206,551	Svenska Handelsbanken AB, Class A	2,967,249
122,408	Swedbank AB, Class A	2,987,139
271,158	Unicredit SpA*	5,112,594
182,873	United Overseas Bank, Ltd.	3,073,230
452,498	Westpac Banking Corp.	10,558,330
29,000	Yamaguchi Financial Group, Inc.	351,110

		236,872,847

Beverages (2.1%):
103,432	Anheuser-Busch InBev NV	11,443,739
51,600	Asahi Breweries, Ltd.	1,942,982
14,237	Carlsberg A/S, Class B	1,524,321
79,912	Coca-Cola Amatil, Ltd.	566,243
28,330	Coca-Cola European Partners plc	1,150,433
23,561	Coca-Cola HBC AG	692,955
17,000	Coca-Cola West Co., Ltd.	492,332
339,753	Diageo plc	10,041,657
14,252	Heineken Holding NV	1,309,646
31,182	Heineken NV	3,037,302
117,600	Kirin Holdings Co., Ltd.	2,398,198
28,224	Pernod Ricard SA	3,783,126
3,551	Remy Cointreau SA	414,887
19,600	Suntory Beverage & Food, Ltd.	911,934
104,220	Treasury Wine Estates, Ltd.	1,053,005

		40,762,760

Shares		Fair Value
Common Stocks, continued
Biotechnology (0.9%):
61,736	CSL, Ltd.	$6,558,143
7,589	Genmab A/S*	1,624,970
43,198	Grifols SA	1,204,535
13,319	Idorsia, Ltd.	251,485
122,066	Shire plc	6,723,892

		16,363,025

Building Products (0.8%):
28,600	Asahi Glass Co., Ltd.	1,207,139
137,035	Assa Abloy AB, Class B	3,013,532
66,463	Compagnie de Saint-Gobain SA	3,554,963
33,800	Daikin Industries, Ltd.	3,457,270
4,966	Geberit AG, Registered Shares	2,318,926
37,500	Lixil Group Corp.	938,991
20,100	TOTO, Ltd.	769,245

		15,260,066

Capital Markets (2.2%):
128,648	3i Group plc	1,514,381
122,080	Aberdeen Asset Management plc	480,853
24,950	ASX, Ltd.	1,027,806
320,144	Credit Suisse Group AG	4,640,114
218,300	Daiwa Securities Group, Inc.	1,297,280
279,774	Deutsche Bank AG, Registered Shares	4,967,639
34,429	Hargreaves Lansdown plc	584,091
158,793	Hong Kong Exchanges & Clearing, Ltd.	4,105,592
94,172	Investec plc	703,621
73,600	Japan Exchange Group, Inc.	1,337,094
31,230	Julius Baer Group, Ltd.	1,646,396
42,710	London Stock Exchange Group plc	2,029,524
43,802	Macquarie Group, Ltd.	2,978,845
491,200	Nomura Holdings, Inc.	2,956,557
2,300	Partners Group Holding AG	1,426,403
24,390	SBI Holdings, Inc.	331,186
17,609	Schroders plc	712,086
113,400	Singapore Exchange, Ltd.	604,868
495,602	UBS Group AG	8,415,801

		41,760,137

Chemicals (3.7%):
52,744	Air Liquide SA	6,553,753
21,500	Air Water, Inc.	396,317
33,877	AkzoNobel NV	2,940,497
9,588	Arkema SA	1,023,703
176,000	Asahi Kasei Corp.	1,896,156
124,344	BASF SE	11,556,721
12,643	Christian Hansen Holding A/S	919,512
15,084	Covestro AG	1,089,078
18,560	Croda International plc	939,389
37,400	Daicel Chemical Industries, Ltd.	466,318
1,142	EMS-Chemie Holding AG	845,018
22,095	Evonik Industries AG	706,179
5,394	Frutarom Industries, Ltd.	377,412
9,840	Fuchs Petrolub AG	537,630

Continued

3

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
1,255	Givaudan SA, Registered Shares	$2,512,235
15,500	Hitachi Chemical Co., Ltd.	463,416
237,562	Incitec Pivot, Ltd.	624,352
55,687	Israel Chemicals, Ltd.	262,514
27,305	Johnson Matthey plc	1,021,164
26,100	JSR Corp.	450,723
26,950	K+S AG, Registered Shares^	690,614
42,000	Kaneka Corp.	320,710
26,300	Kansai Paint Co., Ltd.	606,143
24,365	Koninklijke DSM NV	1,779,807
45,600	Kuraray Co., Ltd.	828,575
12,921	Lanxess AG^	978,411
25,342	Linde AG	4,812,968
191,600	Mitsubishi Chemical Holdings Corp.	1,591,409
26,100	Mitsubishi Gas Chemical Co., Inc.	553,281
130,000	Mitsui Chemicals, Inc.	690,287
23,200	Nippon Paint Holdings Co., Ltd.^	880,363
17,300	Nissan Chemical Industries, Ltd.	572,340
22,100	Nitto Denko Corp.	1,823,330
30,453	Novozymes A/S, Class B	1,333,843
52,317	Orica, Ltd.	830,322
52,100	Shin-Etsu Chemical Co., Ltd.	4,733,497
291	Sika AG, Class B	1,873,891
10,040	Solvay SA	1,347,874
203,000	Sumitomo Chemical Co., Ltd.	1,171,108
16,118	Symrise AG	1,141,861
18,300	Taiyo Nippon Sanso Corp.	206,074
25,200	Teijin, Ltd.	485,394
193,600	Toray Industries, Inc.	1,622,130
79,000	Tosoh Corp.	812,468
13,451	Umicore SA	937,028
22,846	Yara International ASA	859,009

		69,064,824

Commercial Services & Supplies (0.5%):
34,240	Babcock International Group plc	392,926
209,465	Brambles, Ltd.	1,566,107
68,000	Dai Nippon Printing Co., Ltd.	756,869
30,200	Edenred^	788,183
215,567	G4S plc	917,005
23,588	ISS A/S	928,765
13,800	Park24 Co., Ltd.^	350,509
27,600	SECOM Co., Ltd.	2,097,324
45,229	Securitas AB, Class B	764,835
3,751	Societe BIC SA	445,122
9,500	Sohgo Security Services Co., Ltd.	428,293
72,000	Toppan Printing Co., Ltd.	791,099

		10,227,037

Communications Equipment (0.5%):
784,070	Nokia OYJ	4,818,162
415,062	Telefonaktiebolaget LM Ericsson, Class B	2,994,849

		7,813,011

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (0.8%):
32,931	ACS Actividades de Construccion y Servicios SA	$1,273,565
29,227	Bouygues SA	1,233,654
11,842	Cimic Group, Ltd.	353,075
9,301	Eiffage SA	845,805
65,562	Ferrovial SA	1,457,069
2,435	Hochtief AG	446,403
27,400	JGC Corp.	445,060
127,000	Kajima Corp.	1,072,556
12,467	Koninklijke Boskalis Westminster NV	405,034
91,700	Obayashi Corp.	1,079,517
76,000	Shimizu Corp.	806,937
44,056	Skanska AB, Class B	1,048,834
140,000	TAISEI Corp.	1,279,540
67,576	Vinci SA	5,771,578

		17,518,627

Construction Materials (0.5%):
151,866	Boral, Ltd.	811,058
114,410	CRH plc	4,058,819
100,052	Fletcher Building, Ltd.	586,484
19,767	HeidelbergCement AG	1,912,491
5,203	Imerys SA	452,903
56,667	James Hardie Industries SE	892,681
61,477	LafargeHolcim, Ltd., Registered Shares	3,532,765
165,000	Taiheiyo Cement Corp.	602,755

		12,849,956

Consumer Finance (0.0%):
53,700	ACOM Co., Ltd.*	245,582
13,000	Aeon Credit Service Co., Ltd.	275,745
21,100	Credit Saison Co., Ltd.	412,938
20,973	Provident Financial plc	664,861

		1,599,126

Containers & Packaging (0.1%):
161,604	Amcor, Ltd.	2,012,961
23,200	Toyo Seikan Kaisha, Ltd.	392,401

		2,405,362

Distributors (0.0%):
13,588	Jardine Cycle & Carriage, Ltd.	437,987

Diversified Consumer Services (0.0%):
9,400	Benesse Holdings, Inc.	355,449

Diversified Financial Services (0.9%):
392,965	AMP, Ltd.	1,565,593
79,769	Challenger, Ltd.	817,699
26,133	Deutsche Boerse AG	2,763,226
4,945	Eurazeo Se	371,086
15,176	EXOR NV	825,702
239,081	First Pacific Co., Ltd.	176,392
11,379	Groupe Bruxelles Lambert SA	1,096,572
22,562	Industrivarden AB, Class C	541,367
61,017	Investor AB, Class B	2,952,689
33,224	Kinnevik AB	1,020,359

Continued

4

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
5,351	L E Lundbergforetagen AB	$422,634
68,700	Mitsubishi UFJ Lease & Finance Co., Ltd.	376,620
181,100	ORIX Corp.	2,815,397
5,211	Pargesa Holding SA	397,808
3,885	Wendel	575,590

		16,718,734

Diversified Telecommunication Services (2.6%):
21,724	Belgacom SA	759,871
272,655	Bezeq Israeli Telecommunication Corp., Ltd. (The)	452,687
1,133,841	BT Group plc	4,353,286
443,505	Deutsche Telekom AG, Registered Shares	7,969,466
20,638	Elisa OYJ^	799,902
270,433	France Telecom SA	4,307,278
527,525	HKT Trust & HKT, Ltd.	691,923
3,760	Iliad SA	889,499
59,304	Inmarsat plc	594,600
453,992	Koninklijke (Royal) KPN NV	1,456,581
92,352	Nippon Telegraph & Telephone Corp.	4,369,190
617,000	PCCW, Ltd.	350,948
1,091,300	Singapore Telecommunications, Ltd.	3,084,358
3,469	Swisscom AG, Registered Shares	1,675,739
114,334	TDC A/S	666,206
232,354	Telecom Corp. of New Zealand, Ltd.	644,088
1,591,048	Telecom Italia SpA*^	1,474,384
828,154	Telecom Italia SpA	612,600
102,334	Telefonica Deutschland Holding AG	511,335
618,942	Telefonica SA	6,398,728
100,585	Telenor ASA	1,668,805
345,906	Telia Co AB	1,596,343
555,426	Telstra Corp., Ltd.	1,838,687
45,014	TPG Telecom, Ltd.^	197,444

		47,363,948

Electric Utilities (1.8%):
262,481	AusNet Services	349,916
91,100	Chubu Electric Power Co., Inc.	1,211,966
39,200	Chugoku Electric Power Co., Inc. (The)	432,408
94,570	CK Infrastructure Holdings, Ltd.	794,034
214,500	CLP Holdings, Ltd.	2,269,643
102,132	Contact Energy, Ltd.	389,866
20,495	Dong Energy A/S	928,007
326,926	EDP — Energias de Portugal SA	1,069,464
74,288	Electricite de France^	811,199
44,867	Endesa SA^	1,036,094
1,101,821	Enel SpA	5,932,590
62,835	Fortum OYJ	988,052
370,000	HK Electric Investments, Ltd.	340,294
195,500	Hongkong Electric Holdings, Ltd.	1,725,387
787,618	Iberdrola SA	6,252,856
99,400	Kansai Electric Power Co., Inc. (The)	1,370,933
60,100	Kyushu Electric Power Co., Inc.	730,538
112,573	Mighty River Power, Ltd.	274,041
31,829	Red Electrica Corporacion SA^	666,446

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
136,898	Scottish & Southern Energy plc	$2,588,514
190,605	Terna SpA	1,031,359
64,000	Tohoku Electric Power Co., Inc.	886,746
204,400	Tokyo Electric Power Co., Inc. (The)*	844,064

		32,924,417

Electrical Equipment (1.3%):
270,027	ABB, Ltd.	6,682,607
81,000	Fuji Electric Holdings Co., Ltd.	428,184
35,901	Legrand SA	2,514,172
7,200	Mabuchi Motor Co., Ltd.	359,202
256,800	Mitsubishi Electric Corp.	3,704,461
32,200	Nidec Corp.	3,306,989
11,346	OSRAM Licht AG	906,219
27,217	Prysmian SpA	803,261
76,551	Schneider Electric SA	5,891,484
32,296	Siemens Gamesa Renewable Energy^	691,767
29,886	Vestas Wind Systems A/S	2,769,482

		28,057,828

Electronic Equipment, Instruments & Components (1.4%):
26,300	ALPS Electric Co., Ltd.	762,450
20,100	Hamamatsu Photonics K.K.	618,579
34,400	Hexagon AB, Class B	1,637,004
4,395	Hirose Electric Co., Ltd.	627,877
9,900	Hitachi High-Technologies Corp.	385,701
658,100	Hitachi, Ltd.	4,047,625
7,914	Ingenico Group	717,979
13,040	Keyence Corp.	5,740,562
43,800	Kyocera Corp.	2,539,701
25,300	Murata Manufacturing Co., Ltd.	3,855,434
12,600	Nippon Electric Glass Co., Ltd.	459,840
27,200	Omron Corp.	1,183,460
32,000	Shimadzu Corp.	610,095
17,400	TDK Corp.	1,148,249
33,200	Yaskawa Electric Corp.	705,536
30,900	Yokogawa Electric Corp.	496,805

		25,536,897

Energy Equipment & Services (0.1%):
37,366	Petrofac, Ltd.	215,680
85,409	Saipem SpA*	315,665
60,791	Tenaris SA	947,899

		1,479,244

Equity Real Estate Investment Trusts (1.5%):
298,182	Ascendas Real Estate Investment Trust	565,546
138,044	British Land Co. plc	1,089,053
297,100	CapitaCommercial Trust	358,321
346,100	CapitaMall Trust	496,630
180	Daiwahouse Residential Investment Corp.	427,190
136,646	Dexus Property Group	994,585
4,798	Fonciere des Regions SA	446,453
5,803	Gecina SA	910,352
253,839	GPT Group	933,451

Continued

5

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
111,293	Hammerson plc	$833,046
4,198	ICADE	353,589
110	Japan Prime Realty Investment Corp.^	380,954
166	Japan Real Estate Investment Corp.	825,128
360	Japan Retail Fund Investment Corp.	664,240
28,768	Klepierre	1,179,122
104,280	Land Securities Group plc	1,376,241
105,622	Liberty International plc	370,200
298,500	Link REIT (The)	2,271,207
250,987	Macquarie Goodman Group	1,516,393
522,397	Mirvac Group	856,923
183	Nippon Building Fund, Inc.	933,999
208	Nippon Prologis REIT, Inc.	442,967
496	Nomura Real Estate Master Fund, Inc.	677,351
712,793	Scentre Group	2,216,055
140,274	SERGO plc	894,359
337,376	Stockland Trust Group	1,134,772
327,800	Suntec REIT	445,374
13,609	Unibail-Rodamco SE^	3,431,093
427	United Urban Investment Corp.	609,405
474,817	Vicinity Centres	937,203
267,442	Westfield Corp.	1,649,080

		30,220,282

Food & Staples Retailing (1.3%):
82,700	Aeon Co., Ltd.	1,257,928
78,162	Carrefour SA	1,983,724
8,093	Casino Guichard-Perrachon SA	479,472
7,160	Colruyt SA	377,229
97,013	Distribuidora Internacional de Alimentacion SA^	605,735
11,300	FamilyMart Co., Ltd.	647,477
11,875	ICA Gruppen AB^	442,896
228,855	J Sainsbury plc	750,679
32,776	Jeronimo Martins SGPS SA	641,533
174,657	Koninklijke Ahold Delhaize NV	3,347,253
6,600	LAWSON, Inc.	461,298
22,671	Metro AG^	765,538
100,700	Seven & I Holdings Co., Ltd.	4,152,780
10,600	Sundrug Co., Ltd.	395,654
1,115,241	Tesco plc*	2,455,784
4,900	Tsuruha Holdings, Inc.	520,593
151,962	Wesfarmers, Ltd.	4,688,588
313,110	William Morrison Supermarkets plc^	984,277
173,324	Woolworths, Ltd.	3,404,835

		28,363,273

Food Products (3.2%):
71,400	Ajinomoto Co., Inc.	1,543,187
47,593	Associated British Foods plc	1,820,038
318	Barry Callebaut AG, Registered Shares	437,679
11,500	Calbee, Inc.^	452,439
14	Chocoladefabriken Lindt & Spruengli AG, Registered Shares	976,320
79,828	Danone SA	5,999,813

Shares		Fair Value
Common Stocks, continued
Food Products, continued
1,066,582	Golden Agri-Resources, Ltd.	$290,606
22,318	Kerry Group plc, Class A	1,919,915
21,000	Kikkoman Corp.	671,857
129	Lindt & Spruengli AG	748,279
54,039	Marine Harvest	925,283
15,952	Meiji Holdings Co., Ltd.	1,293,976
421,603	Nestle SA, Registered Shares	36,737,331
23,000	Nippon Meat Packers, Inc.	699,287
27,945	Nisshin Seifun Group, Inc.	459,030
7,900	Nissin Foods Holdings Co., Ltd.	493,996
115,226	Orkla ASA, Class A	1,172,340
60,048	Tate & Lyle plc	518,052
11,700	Toyo Suisan Kaisha, Ltd.	448,766
1,134,388	WH Group, Ltd.	1,145,025
213,300	Wilmar International, Ltd.	519,179
12,200	Yakult Honsha Co., Ltd.	831,026
18,000	Yamazaki Baking Co., Ltd.	358,853

		60,462,277

Gas Utilities (0.4%):
144,533	APA Group	1,017,640
11,387	Enagas SA	319,844
49,495	Gas Natural SDG SA	1,162,827
1,130,023	Hong Kong & China Gas Co., Ltd.	2,123,629
265,000	Osaka Gas Co., Ltd.	1,084,520
53,000	Toho Gas Co., Ltd.	386,094
258,000	Tokyo Gas Co., Ltd.	1,343,824

		7,438,378

Health Care Equipment & Supplies (1.0%):
8,100	Cochlear, Ltd.	968,275
15,676	Coloplast A/S, Class B	1,313,265
158,619	Convatec Group plc*	659,508
11,400	Cyberdyne, Inc.*^	151,866
28,281	Essilor International SA Compagnie Generale d’Optique	3,615,523
28,181	Getinge AB, Class B	553,175
52,500	HOYA Corp.	2,734,655
38,600	Olympus Co., Ltd.	1,410,885
117,368	Smith & Nephew plc	2,026,947
7,090	Sonova Holding AG, Registered Shares	1,151,432
1,291	Straumann Holding AG, Registered Shares	737,229
22,100	Sysmex Corp.	1,321,844
43,300	Terumo Corp.	1,707,136
17,288	William Demant Holding A/S*	448,966

		18,800,706

Health Care Providers & Services (0.6%):
46,897	Al Noor Hospitals Group plc	452,745
24,800	Alfresa Holdings Corp.	478,999
28,989	Fresenius Medical Care AG & Co., KGaA	2,788,486
56,234	Fresenius SE & Co. KGaA	4,834,815
227,520	Healthscope, Ltd.	386,878
24,400	Medipal Holdings Corp.	452,035

Continued

6

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
8,200	Miraca Holdings, Inc.	$369,473
19,969	Ramsay Health Care, Ltd.	1,130,352
56,623	Ryman Healthcare, Ltd.	343,903
55,636	Sonic Healthcare, Ltd.	1,035,450
8,570	Suzuken Co., Ltd.	284,987

		12,558,123

Health Care Technology (0.0%):
27,400	M3, Inc.	756,652

Hotels, Restaurants & Leisure (1.3%):
24,109	Accor SA	1,135,940
76,445	Aristocrat Leisure, Ltd.	1,324,158
25,316	Carnival plc	1,675,970
211,709	Compass Group plc	4,469,292
51,862	Crown, Ltd.	489,377
8,337	Domino’s Pizza Enterprises, Ltd.^	333,645
6,187	Flight Centre, Ltd.^	182,220
313,000	Galaxy Entertainment Group, Ltd.	1,900,483
851,457	Genting Singapore plc	671,420
25,368	Intercontinental Hotels Group plc	1,409,589
9,029	McDonald’s Holdings Co., Ltd.	346,224
16,662	Melco Resorts & Entertainment, Ltd., ADR^	374,062
99,934	Merlin Entertainments plc	625,738
133,873	MGM China Holdings, Ltd.	297,752
28,900	Oriental Land Co., Ltd.	1,957,933
11,216	Paddy Power plc	1,197,145
316,732	Sands China, Ltd.	1,450,439
169,333	Shangri-La Asia, Ltd.	287,613
220,987	SJM Holdings, Ltd.	233,011
12,872	Sodexo SA	1,664,033
117,336	Tabcorp Holdings, Ltd.	394,014
170,540	Tatts Group, Ltd.	548,540
59,644	TUI AG	870,292
25,786	Whitbread plc	1,332,212
223,600	Wynn Macau, Ltd.	522,689

		25,693,791

Household Durables (1.1%):
142,045	Barratt Developments plc	1,042,799
18,462	Berkeley Group Holdings plc (The)	775,926
24,800	Casio Computer Co., Ltd.	382,074
31,032	Electrolux AB, Series B	1,020,918
58,809	Husqvarna AB, Class B	586,709
21,200	Iida Group Holdings Co., Ltd.	353,458
49,100	Nikon Corp.	785,929
300,400	Panasonic Corp.	4,086,494
40,483	Persimmon plc	1,182,482
4,700	Rinnai Corp.	438,584
3,179	SEB SA	571,076
57,600	Sekisui Chemical Co., Ltd.	1,033,474
84,200	Sekisui House, Ltd.	1,484,995
199,000	Sharp Corp.*^	740,732
171,000	Sony Corp.	6,523,653

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
425,451	Taylor Wimpey plc	$976,595
176,500	Techtronic Industries Co., Ltd.	811,634

		22,797,532

Household Products (0.8%):
82,953	Essity AB, Class B*	2,270,539
13,846	Henkel AG & Co. KGaA	1,674,504
29,300	Lion Corp.	607,154
90,098	Reckitt Benckiser Group plc	9,139,837
53,400	Unicharm Corp.	1,343,361

		15,035,395

Independent Power & Renewable Electricity Producers (0.0%):
19,600	Electric Power Development Co., Ltd.	484,992
192,019	Meridian Energy, Ltd.	409,367

		894,359

Industrial Conglomerates (1.8%):
362,244	CK Hutchison Holdings, Ltd.	4,548,242
11,584	DCC plc	1,055,498
29,000	Jardine Matheson Holdings, Ltd.	1,862,364
30,800	Jardine Strategic Holdings, Ltd.	1,285,097
69,000	Keihan Electric Railway Co., Ltd.	439,182
186,300	Keppel Corp., Ltd.	851,453
127,106	Koninklijke Philips Electronics NV	4,523,916
215,834	NWS Holdings, Ltd.	424,652
24,400	Seibu Holdings, Inc.	451,910
137,200	SembCorp Industries, Ltd.	307,104
103,634	Siemens AG, Registered Shares	14,247,461
55,720	Smiths Group plc	1,160,679
568,000	Toshiba Corp.*^	1,376,177

		32,533,735

Insurance (5.4%):
26,944	Admiral Group plc	703,042
241,835	AEGON NV	1,242,527
25,300	Ageas NV	1,019,197
1,635,000	AIA Group, Ltd.	11,950,827
61,866	Allianz SE, Registered Shares+	12,190,220
169,053	Assicurazioni Generali SpA	2,793,004
549,300	Aviva plc	3,766,216
263,691	AXA SA	7,266,135
7,061	Baloise Holding AG, Registered Shares	1,092,108
23,730	CNP Assurances SA	532,863
144,700	Dai-ichi Life Insurance Co., Ltd.	2,627,724
194,086	Direct Line Insurance Group plc	898,895
28,271	Gjensidige Forsikring ASA	482,666
8,522	Hannover Rueck SE	1,024,001
330,357	Insurance Australia Group, Ltd.	1,719,279
63,800	Japan Post Holdings Co., Ltd.	792,206
780,882	Legal & General Group plc	2,627,784
150,399	MAPFRE SA	525,527
391,433	Medibank Private, Ltd.	841,652
64,311	MS&AD Insurance Group Holdings, Inc.	2,168,702
21,501	Muenchener Rueckversicherungs-Gesellschaft AG	4,337,294

Continued

7

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
46,825	NKSJ Holdings, Inc.	$1,816,688
40,826	NN Group NV	1,453,380
663,010	Old Mutual plc	1,670,389
73,563	Poste Italiane SpA	503,633
349,115	Prudential plc	8,018,838
185,809	QBE Insurance Group, Ltd.	1,686,271
143,820	RSA Insurance Group plc	1,153,581
61,255	Sampo OYJ, Class A	3,148,519
23,362	SCOR SA	926,613
24,300	Sony Financial Holdings, Inc.	416,251
74,320	St. James Place plc	1,144,395
259,963	Standard Life plc	1,351,521
172,822	Suncorp-Metway, Ltd.	1,965,725
4,246	Swiss Life Holding AG, Registered Shares	1,434,930
43,468	Swiss Re AG	3,983,406
73,836	T&D Holdings, Inc.	1,131,249
90,700	Tokio Marine Holdings, Inc.	3,768,866
15,770	Tryg A/S	345,238
128,309	UnipolSai SpA	281,085
20,342	Zurich Insurance Group AG	5,925,291

		102,727,738

Internet & Direct Marketing Retail (0.1%):
123,300	Rakuten, Inc.	1,453,686
25,000	Start Today Co., Ltd.	616,370
15,073	Zalando SE*	690,902

		2,760,958

Internet Software & Services (0.1%):
138,014	Auto Trader Group plc	683,229
14,900	DeNA Co., Ltd.	334,212
21,100	Kakaku.com, Inc.	303,363
5,200	mixi, Inc.	288,444
15,973	United Internet AG, Registered Shares	878,247
201,200	Yahoo! Japan Corp.	876,379

		3,363,874

IT Services (0.8%):
59,874	Amadeus IT Holding SA	3,581,298
12,444	Atos Origin SA	1,745,801
21,838	Capgemini SA	2,268,815
61,335	Computershare, Ltd.	665,528
266,000	Fujitsu, Ltd.	1,964,066
18,546	Nomura Research Institute, Ltd.	732,028
89,000	NTT Data Corp.	992,022
8,700	OBIC Co., Ltd.	535,524
7,700	Otsuka Corp.	478,199
253,973	Worldpay Group plc	1,041,536

		14,004,817

Leisure Products (0.2%):
28,200	Namco Bandai Holdings, Inc.	962,402
6,300	Sankyo Co., Ltd.	213,727
27,100	Sega Sammy Holdings, Inc.	365,380
9,900	Shimano, Inc.	1,569,317

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
23,700	Yamaha Corp.	$820,478

		3,931,304

Life Sciences Tools & Services (0.2%):
1,543	Eurofins Scientific SE	869,803
9,937	Lonza Group AG, Registered Shares	2,149,700
30,210	Qiagen NV	1,005,781

		4,025,284

Machinery (2.7%):
40,971	Alfa Laval AB	839,842
20,025	Alstom SA*^	700,681
44,900	AMADA Co., Ltd.	519,931
9,566	Andritz AG	576,865
88,700	Atlas Copco AB, Class A	3,417,664
52,014	Atlas Copco AB, Class B	1,801,115
135,962	CNH Industrial NV	1,547,212
26,300	FANUC Corp.	5,079,310
25,837	GEA Group AG	1,060,095
37,000	Hino Motors, Ltd.	411,585
16,400	Hitachi Construction Machinery Co., Ltd.	410,747
7,000	Hoshizaki Electric Co., Ltd.	633,743
209,000	IHI Corp.	713,505
38,298	IMI plc	596,344
29,900	JTEKT Corp.	439,013
200,000	Kawasaki Heavy Industries, Ltd.	592,822
124,800	Komatsu, Ltd.	3,181,998
44,801	Kone OYJ, Class B	2,284,363
143,700	Kubota Corp.	2,421,903
15,100	Kurita Water Industries, Ltd.	412,113
31,600	Makita Corp.	1,170,299
4,681	MAN AG	501,723
15,935	Metso Corp. OYJ	553,187
53,100	Minebea Co., Ltd.	857,159
447,000	Mitsubishi Heavy Industries, Ltd.	1,834,336
15,200	Nabtesco Corp.	442,769
37,300	NGK Insulators, Ltd.	745,526
50,700	NSK, Ltd.	637,052
152,938	Sandvik AB	2,409,333
5,733	Schindler Holding AG	1,213,906
2,833	Schindler Holding AG, Registered Shares	587,706
51,092	SKF AB, Class B	1,040,482
7,500	SMC Corp.	2,284,452
80,000	Sumitomo Heavy Industries, Ltd.	529,536
17,900	THK Co., Ltd.	508,861
208,756	Volvo AB, Class B	3,567,217
19,324	Wartsila Corp. OYJ, Class B	1,142,105
27,883	Weir Group plc (The)	630,117
321,450	Yangzijiang Shipbuilding Holdings, Ltd.	277,949

		48,574,566

Marine (0.2%):
510	A.P. Moeller — Maersk A/S, Class A	974,828
906	A.P. Moeller — Maersk A/S, Class B	1,831,009

Continued

8

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Marine, continued
7,050	Kuehne & Nagel International AG, Registered Shares	$1,178,834
166,000	Mitsui O.S.K. Lines, Ltd.	488,811
220,000	Nippon Yusen Kabushiki Kaisha	410,190

		4,883,672

Media (1.2%):
52,690	Altice NV, Class A*	1,225,142
12,498	Altice NV, Class B*	288,383
6,392	Axel Springer AG	383,939
30,177	Dentsu, Inc.	1,445,776
23,455	Eutelsat Communications SA	599,529
30,100	Hakuhodo DY Holdings, Inc.	400,282
475,946	ITV plc	1,125,431
11,326	JCDecaux SA	371,947
16,468	Lagardere SCA	520,731
115,987	Pearson plc	1,044,454
33,048	ProSiebenSat.1 Media AG^	1,382,781
26,753	Publicis Groupe SA	2,004,027
6,156	REA Group, Ltd.	314,541
5,481	RTL Group	414,475
11,517	Schibsted ASA, Class A	278,492
13,208	Schibsted ASA, Class B	292,187
51,430	SES Global, Class A	1,205,858
126,768	Singapore Press Holdings, Ltd.	297,522
138,234	Sky plc	1,789,300
7,593	Telenet Group Holding NV*	478,332
15,100	Toho Co., Ltd.	465,467
140,353	Vivendi Universal SA	3,123,975
170,187	WPP plc	3,580,060

		23,032,631

Metals & Mining (2.8%):
345,631	Alumina, Ltd.^	509,187
180,463	Anglo American plc*	2,418,083
57,992	Antofagasta plc	605,425
89,985	ArcelorMittal*	2,047,894
282,300	BHP Billiton plc	4,324,163
434,691	BHP Billiton, Ltd.	7,751,656
77,572	BlueScope Steel, Ltd.	786,308
38,606	Boliden AB	1,055,401
219,833	Fortescue Metals Group, Ltd.	880,258
28,344	Fresnillo plc	549,941
1,656,618	Glencore International plc	6,216,771
29,800	Hitachi Metals, Ltd.	415,945
68,100	JFE Holdings, Inc.	1,184,813
45,500	Kobe Steel, Ltd.*	469,106
7,500	Maruichi Steel Tube, Ltd.	218,268
15,800	Mitsubishi Materials Corp.	479,657
102,099	Newcrest Mining, Ltd.	1,584,638
102,948	Nippon Steel Corp.	2,330,555
189,858	Norsk Hydro ASA	1,054,742
13,231	Randgold Resources, Ltd.	1,170,762
167,717	Rio Tinto plc	7,070,222

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
57,208	Rio Tinto, Ltd.	$2,777,651
705,048	South32, Ltd.	1,449,194
69,000	Sumitomo Metal & Mining Co., Ltd.	923,830
48,349	ThyssenKrupp AG	1,374,160
15,868	Voestalpine AG	740,340

		50,388,970

Multiline Retail (0.3%):
15,100	Don Quijote Co., Ltd.	573,063
80,935	Harvey Norman Holdings, Ltd.^	237,421
44,800	Isetan Mitsukoshi Holdings, Ltd.	450,156
32,600	J. Front Retailing Co., Ltd.	501,814
228,905	Marks & Spencer Group plc	993,520
29,800	MARUI GROUP Co., Ltd.	440,044
19,494	Next plc	978,861
3,300	Ryohin Keikaku Co., Ltd.	824,929
45,000	Takashimaya Co., Ltd.	428,970

		5,428,778

Multi-Utilities (1.1%):
89,269	AGL Energy, Ltd.	1,750,502
731,481	Centrica plc	1,906,352
302,240	E.ON AG	2,851,992
230,935	Engie Group	3,505,541
19,623	Innogy Se	772,200
468,490	National Grid plc	5,813,676
69,134	RWE AG*	1,378,391
47,126	Suez Environnement Co.	873,260
60,973	Veolia Environnement SA	1,294,610

		20,146,524

Oil, Gas & Consumable Fuels (4.7%):
2,649,824	BP plc	15,305,274
36,863	Caltex Australia, Ltd.	894,361
343,522	ENI SpA	5,183,379
65,749	Galp Energia SGPS SA	998,539
11,000	Idemitsu Kosan Co., Ltd.	311,715
134,200	INPEX Corp.	1,294,421
408,820	JX Holdings, Inc.	1,788,968
9,900	Koninklijke Vopak NV	459,536
26,708	Lundin Petroleum AB*	514,771
18,211	Neste Oil OYJ	718,289
193,505	Oil Search, Ltd.	1,014,244
20,094	OMV AG	1,044,472
247,528	Origin Energy, Ltd.*	1,302,843
162,173	Repsol SA	2,487,606
597,313	Royal Dutch Shell plc, Class A	15,863,442
507,098	Royal Dutch Shell plc, Class B	13,617,689
236,820	Santos, Ltd.*	550,667
25,100	Showa Shell Sekiyu K.K.^	233,255
347,063	Snam SpA	1,517,776
153,344	Statoil ASA	2,549,514
315,765	Total SA	15,642,947

Continued

9

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
99,297	Woodside Petroleum, Ltd.	$2,275,669

		85,569,377

Paper & Forest Products (0.3%):
51,815	Mondi plc	1,359,533
108,000	OYI Paper Co., Ltd.	558,933
72,099	Stora Enso OYJ, Registered Shares	932,160
69,977	UPM-Kymmene OYJ	1,995,473

		4,846,099

Personal Products (2.1%):
13,379	Beiersdorf AG	1,408,885
67,100	Kao Corp.	3,988,727
4,200	KOSE Corp.	459,588
34,237	L’Oreal SA	7,134,649
12,800	POLA ORBIS HOLDINGS, Inc.^	338,090
50,700	Shiseido Co., Ltd.	1,806,412
220,586	Unilever NV	12,189,042
174,502	Unilever plc	9,450,397

		36,775,790

Pharmaceuticals (8.2%):
293,100	Astellas Pharma, Inc.	3,589,247
171,201	AstraZeneca plc	11,471,532
111,993	Bayer AG, Registered Shares	14,488,155
31,600	Chugai Pharmaceutical Co., Ltd.	1,184,389
76,800	Daiichi Sankyo Co., Ltd.	1,811,479
22,800	Dainippon Sumitomo Pharma Co., Ltd.	311,517
35,200	Eisai Co., Ltd.	1,946,173
665,309	GlaxoSmithKline plc	14,169,145
9,371	H. Lundbeck A/S	527,818
20,280	Hikma Pharmaceuticals plc^	388,351
8,500	Hisamitsu Pharmaceutical Co., Inc.	407,541
5,095	Ipsen SA	697,629
36,400	Kyowa Hakko Kogyo Co., Ltd.^	677,460
17,479	Merck KGaA	2,115,699
30,400	Mitsubishi Tanabe Pharma Corp.	704,208
302,510	Novartis AG, Registered Shares	25,270,202
245,377	Novo Nordisk A/S, Class B	10,527,153
58,200	Ono Pharmaceutical Co., Ltd.	1,271,538
14,355	Orion OYJ, Class B	916,501
51,900	Otsuka Holdings Co., Ltd.	2,213,698
14,165	Recordati SpA	576,277
95,176	Roche Holding AG	24,309,471
157,527	Sanofi-Aventis SA	15,138,205
53,100	Santen Pharmaceutical Co., Ltd.	721,288
38,600	Shionogi & Co., Ltd.	2,153,383
4,800	Taisho Pharmaceutical Holdings Co., Ltd.	365,686
95,400	Takeda Pharmacuetical Co., Ltd.	4,851,095
2,004	Taro Pharmaceutical Industries, Ltd.*	224,568
123,674	Teva Pharmaceutical Industries, Ltd., ADR^	4,108,451
16,519	UCB SA	1,136,593
6,604	Vifor Pharma AG^	730,297

		149,004,749

Shares		Fair Value
Common Stocks, continued
Professional Services (1.0%):
21,475	Adecco SA, Registered Shares	$1,635,421
34,289	Bureau Veritas SA	759,452
96,644	Capita Group plc	870,395
128,152	Experian plc	2,631,203
22,769	Intertek Group plc	1,252,080
16,794	Randstad Holding NV	981,938
150,000	Recruit Holdings Co., Ltd.	2,581,692
146,997	Reed Elsevier plc	3,180,400
130,860	RELX NV	2,692,441
46,524	Seek, Ltd.	604,300
708	SGS SA, Registered Shares	1,716,962
42,126	Wolters Kluwer NV	1,784,947

		20,691,231

Real Estate Management & Development (2.1%):
15,060	AEON Mall Co., Ltd.	296,768
3,607	Azrieli Group	200,440
74,028	BGP Holdings plc*(a)(b)	1,184
363,100	CapitaLand, Ltd.	923,388
352,744	Cheung Kong Property Holdings, Ltd.	2,763,165
57,700	City Developments, Ltd.	449,845
9,200	Daito Trust Construction Co., Ltd.	1,431,944
76,900	Daiwa House Industry Co., Ltd.	2,631,458
47,693	Deutsche Wohnen AG	1,825,373
373,900	Global Logistic Properties, Ltd.	777,268
124,000	Hang Lung Group, Ltd.	513,039
274,000	Hang Lung Properties, Ltd.	684,417
170,089	Henderson Land Development Co., Ltd.	948,832
154,400	Hongkong Land Holdings, Ltd.	1,113,224
40,900	Hulic Co., Ltd.	418,110
90,000	Hysan Development Co., Ltd.	429,882
99,775	Kerry Properties, Ltd.	338,695
78,059	Lend Lease Group	998,711
169,600	Mitsubishi Estate Co., Ltd.	3,168,778
118,500	Mitsui Fudosan Co., Ltd.	2,833,410
798,623	New World Development Co., Ltd.	1,013,794
16,100	Nomura Real Estate Holdings, Inc.	315,541
444,601	Sino Land Co., Ltd.	728,983
46,000	Sumitomo Realty & Development Co., Ltd.	1,422,016
195,000	Sun Hung Kai Properties, Ltd.	2,865,026
67,464	Swire Pacific, Ltd., Class A	658,914
157,000	Swire Properties, Ltd.	518,555
9,911	Swiss Prime Site AG	900,561
30,200	Tokyo Tatemono Co., Ltd.	396,370
71,200	Tokyu Fudosan Holdings Corp.	421,630
71,796	UOL Group, Ltd.	398,687
61,695	Vonovia SE	2,451,102
164,300	Wharf Holdings, Ltd. (The)	1,361,990
108,897	Wheelock & Co., Ltd.	821,774

		37,022,874

Road & Rail (1.2%):
289,504	Aurizon Holdings, Ltd.	1,191,119
19,500	Central Japan Railway Co.	3,181,996

Continued

10

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
292,200	ComfortDelGro Corp., Ltd.	$488,860
26,512	DSV A/S	1,634,142
44,113	East Japan Railway Co.	4,222,729
31,500	Hankyu Hanshin Holdings, Inc.	1,133,787
64,000	Keihin Electric Express Railway Co., Ltd.	772,025
81,000	Keio Corp.	678,404
18,600	Keisei Electric Railway Co., Ltd.	497,373
256,000	Kintetsu Corp.	987,258
21,700	Kyushu Railway Co.	704,509
207,994	MTR Corp., Ltd.	1,172,043
125,000	Nagoya Railroad Co., Ltd.	583,210
110,000	Nippon Express Co., Ltd.	689,636
41,600	Odakyu Electric Railway Co., Ltd.	839,924
124,000	Tobu Railway Co., Ltd.	676,979
150,000	Tokyu Corp.	1,145,659
21,800	West Japan Railway Co.	1,541,693

		22,141,346

Semiconductors & Semiconductor Equipment (1.2%):
35,900	ASM Pacific Technology, Ltd.	484,666
50,687	ASML Holding NV	6,598,613
3,900	Disco Corp.	624,382
153,944	Infineon Technologies AG	3,261,873
46,873	NXP Semiconductors NV*	5,130,250
12,300	ROHM Co., Ltd.	947,709
86,194	STMicroelectronics NV	1,235,805
21,200	Tokyo Electron, Ltd.	2,872,440

		21,155,738

Software (1.6%):
18,277	Check Point Software Technologies, Ltd.*^	1,993,655
17,134	Dassault Systemes SA	1,535,330
10,357	Gemalto NV	625,410
12,400	Konami Corp.	689,996
6,100	Line Corp.*^	211,662
27,035	Mobileye NV*	1,697,798
25,000	Nexon Co., Ltd.	495,078
8,416	NICE Systems, Ltd.	667,758
15,400	Nintendo Co., Ltd.	5,154,917
6,000	Oracle Corp.	389,978
152,405	Sage Group plc	1,366,424
132,984	SAP AG	13,897,502
14,700	Trend Micro, Inc.	758,523

		29,484,031

Specialty Retail (0.9%):
5,200	ABC-Mart, Inc.	306,427
127,741	Dixons Carphone plc	472,228
4,855	Dufry AG, Registered Shares*	799,162
7,200	Fast Retailing Co., Ltd.	2,402,171
128,620	Hennes & Mauritz AB, Class B	3,213,710
2,900	Hikari Tsushin, Inc.	305,433
147,774	Industria de Diseno Textil SA	5,689,912
299,670	Kingfisher plc	1,173,438

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
10,600	Nitori Co., Ltd.	$1,418,701
3,200	Shimamura Co., Ltd.	391,686
28,900	USS Co., Ltd.	575,027
94,400	Yamada Denki Co., Ltd.	469,152

		17,217,047

Technology Hardware, Storage & Peripherals (0.6%):
32,900	Brother Industries, Ltd.	761,421
143,300	Canon, Inc.	4,877,062
55,800	Fujifilm Holdings Corp.	2,008,909
63,700	Konica Minolta Holdings, Inc.	530,288
368,000	NEC Corp.	977,608
94,600	Ricoh Co., Ltd.	837,081
39,800	Seiko Epson Corp.	887,242

		10,879,611

Textiles, Apparel & Luxury Goods (1.8%):
25,334	Adidas AG	4,855,874
21,600	ASICS Corp.	401,143
58,998	Burberry Group plc	1,277,961
1,674	Christian Dior SE^	480,602
70,549	Compagnie Financiere Richemont SA	5,823,353
2,860	Hermes International SA	1,414,103
9,329	Hugo Boss AG^	654,707
10,345	Kering	3,541,544
811,120	Li & Fung, Ltd.	295,504
22,380	Luxottica Group SpA	1,298,396
37,949	LVMH Moet Hennessy Louis Vuitton SA	9,518,677
14,925	Pandora A/S	1,399,520
4,123	Swatch Group AG (The), Class B	1,524,745
7,028	Swatch Group AG (The), Registered Shares	513,578
107,486	Yue Yuen Industrial Holdings, Ltd.	446,083

		33,445,790

Tobacco (1.6%):
252,566	British American Tobacco plc	17,191,964
129,889	Imperial Tobacco Group plc, Class A	5,839,630
147,900	Japan Tobacco, Inc.	5,199,047
26,689	Swedish Match AB, Class B	941,416

		29,172,057

Trading Companies & Distributors (1.2%):
19,135	AerCap Holdings NV*	888,438
69,660	Ashtead Group plc	1,444,673
21,805	Brenntag AG	1,262,367
44,364	Bunzl plc	1,323,084
202,300	ITOCHU Corp.	3,011,313
217,500	Marubeni Corp.	1,408,315
38,700	Misumi Group, Inc.	884,770
201,600	Mitsubishi Corp.	4,235,592
231,100	Mitsui & Co., Ltd.	3,308,811
42,562	Rexel SA	697,490
161,000	Sumitomo Corp.	2,099,222
29,900	Toyota Tsushu Corp.	898,001
34,908	Travis Perkins plc	661,878

Continued

11

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
34,179	Wolseley plc	$2,101,512

		24,225,466

Transportation Infrastructure (0.6%):
93,055	Abertis Infraestructuras SA	1,725,161
9,558	Aena SA	1,867,327
4,091	Aeroports de Paris	660,751
61,528	Atlantia SpA	1,737,396
121,970	Auckland International Airport, Ltd.	637,173
6,143	Fraport AG^	543,338
65,234	Groupe Eurotunnel SA	696,021
754,100	Hutchison Port Holdings Trust	324,279
5,100	Japan Airport Terminal Co., Ltd.	195,384
32,000	Kamigumi Co., Ltd.	335,867
95,000	SATS, Ltd.	352,824
155,395	Sydney Airport	846,250
276,736	Transurban Group	2,518,095

		12,439,866

Water Utilities (0.1%):
33,387	Severn Trent plc	949,354
89,639	United Utilities Group plc	1,013,322

		1,962,676

Wireless Telecommunication Services (1.6%):
250,300	KDDI Corp.	6,631,854
8,973	Millicom International Cellular SA, SDR	530,927
185,500	NTT DoCoMo, Inc.	4,379,339
111,800	SoftBank Group Corp.	9,084,353
99,202	StarHub, Ltd.	196,292
48,913	Tele2 AB	514,244

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
3,592,157	Vodafone Group plc	$10,191,854

		31,528,863

Total Common Stocks (Cost $1,549,427,391)		1,846,918,191

Preferred Stocks (0.5%):
Automobiles (0.3%):
7,717	Bayerische Motoren Werke AG (BMW), 4.87%	636,657
21,617	Porsche Automobil Holding SE, 2.05%	1,214,404
24,883	Volkswagen AG, 1.54%	3,794,612

		5,645,673

Household Products (0.2%):
24,186	Henkel AG & Co. KGaA, 1.34%	3,328,304

Total Preferred Stocks (Cost $7,442,075)		8,973,977

Rights (0.0%):
Aerospace & Defense (0.0%):
18,386,799	Rolls-Royce Holdings plc, Expires on 7/05/17*(a)	23,943

Construction & Engineering (0.0%):
32,931	ACS Actividades de Construccion y Servicios SA, Expires on 7/12/17*^	26,325

Total Rights (Cost $–)		50,268

Securities Held as Collateral for Securities on Loan (2.4%):
$45,245,167	AZL International Index Fund Securities Lending Collateral Account(c)	45,245,167

Total Securities Held as Collateral for Securities on Loan (Cost $45,245,167)		45,245,167

Total Investment Securities (Cost $1,602,114,633)(d) — 101.3%		1,901,187,603
Net other assets (liabilities) — (1.3)%		(24,073,389)

Net Assets — 100.0%		$1,877,114,214

Percentages indicated are based on net assets as of June 30, 2017.

Amounts shown as “—” are either $0 or rounds to less than $1.

ADR—American Depositary Receipt

SDR—Swedish Depository Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $43,164,776.

+	Affiliated Securities

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2017. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2017, these securities represent 0.00% of the net assets of the Fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

12

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2017:

Country	Percentage
Australia	6.8%
Austria	0.2%
Belgium	1.1%
Bermuda	0.2%
China	— %^
Denmark	1.8%
Finland	1.0%
France	9.6%
Germany	9.3%
Hong Kong	3.2%
Ireland (Republic of)	0.9%
Israel	0.7%
Italy	2.1%
Japan	22.9%
Luxembourg	0.4%
Netherlands	3.9%
New Zealand	0.2%
Norway	0.6%
Portugal	0.1%
Singapore	1.2%
Spain	3.4%
Sweden	2.8%
Switzerland	8.8%
United Arab Emirates	— %^
United Kingdom	16.4%
United States	2.4%

100.0%

^	Represents less than 0.05%

Futures Contracts

Cash of $995,742 has been segregated to cover margin requirements for the following open contracts as of June 30, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index September Futures (Australian Dollar)	Long	9/21/17	19	$2,061,821	$(15,679)
DJ EURO STOXX 50 September Futures (Euro)	Long	9/15/17	168	6,582,555	(218,780)
FTSE 100 Index September Futures (British Pounds)	Long	9/15/17	47	4,432,663	(108,515)
SGX Nikkei 225 Index September Futures (Japanese Yen)	Long	9/7/17	48	4,268,184	(5,901)

Total					$(348,875)

See accompanying notes to the financial statements.

13

AZL International Index Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$1,593,390,407
Investments in affiliates, at cost	8,724,226

Total Investment securities, at cost	$1,602,114,633

Investments in non-affiliates, at value	$1,888,997,385
Investments in affiliates, at value	12,190,218

Total Investment securities, at value*	$1,901,187,603

Segregated cash for collateral	1,008,512
Interest and dividends receivable	3,820,115
Foreign currency, at value (cost $14,846,486)	15,143,896
Receivable for investments sold	139,248
Reclaims receivable	3,911,716

Total Assets	1,925,211,090

Liabilities:
Cash overdraft	1,140,045
Payable for investments purchased	1,343
Payable for capital shares redeemed	480,017
Payable for collateral received on loaned securities	45,245,167
Payable for variation margin on futures contracts	149,612
Manager fees payable	545,044
Administration fees payable	38,318
Distribution fees payable	361,923
Custodian fees payable	14,803
Administrative and compliance services fees payable	1,250
Transfer agent fees payable	365
Trustee fees payable	2,536
Other accrued liabilities	116,453

Total Liabilities	48,096,876

Net Assets	$1,877,114,214

Net Assets Consist of:
Capital	$1,542,493,506
Accumulated net investment income/(loss)	44,346,435
Accumulated net realized gains/(losses) from investment transactions	(8,881,696)
Net unrealized appreciation/(depreciation) on investments	299,155,969

Net Assets	$1,877,114,214

Class 1
Net Assets	$131,968,272
Shares of beneficial interest (unlimited number of shares authorized, no par value)	11,428,721
Net Asset Value (offering and redemption price per share)	$11.55

Class 2
Net Assets	$1,745,145,942
Shares of beneficial interest (unlimited number of shares authorized, no par value)	108,095,842
Net Asset Value (offering and redemption price per share)	$16.14

*	Includes securities on loan of $43,164,776.

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$40,007,341
Dividends from affiliates	532,322
Income from securities lending	563,064
Foreign withholding tax	(4,692,363)

Total Investment Income	36,410,364

Expenses:
Manager fees	3,164,252
Administration fees	284,898
Distribution fees — Class 2	2,100,291
Custodian fees	287,181
Administrative and compliance services fees	15,243
Transfer agent fees	7,137
Trustee fees	49,337
Professional fees	52,131
Shareholder reports	27,490
Other expenses	376,569

Total expenses	6,364,529

Net Investment Income/(Loss)	30,045,835

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	8,298,560
Net realized gains/(losses) on securities transactions from affiliates	76,457
Net realized gains/(losses) on futures contracts	1,239,835
Change in net unrealized appreciation/depreciation on investments	206,003,607

Net Realized/Unrealized Gains/(Losses) on Investments	215,618,459

Change in Net Assets Resulting From Operations	$245,664,294

See accompanying notes to the financial statements.

14

AZL International Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016*
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$30,045,835	$16,596,733
Net realized gains/(losses) on investment transactions	9,614,852	61,199,671
Change in unrealized appreciation/depreciation on investments	206,003,607	(69,297,090)

Change in net assets resulting from operations	245,664,294	8,499,314

Distributions to Shareholders:
From net investment income:
Class 1	—	—
Class 2	—	(15,359,017)

Change in net assets resulting from distributions to shareholders	—	(15,359,017)

Capital Transactions:
Class 1
Proceeds from shares issued	301,943	128,504,865
Value of shares redeemed	(8,991,911)	(6,235,117)

Total Class 1 Shares	(8,689,968)	122,269,748

Class 2
Proceeds from shares issued	53,635,765	590,662,470
Proceeds from shares issued in merger	—	526,478,321
Proceeds from dividends reinvested	—	15,359,017
Value of shares redeemed	(142,205,965)	(95,529,373)

Total Class 2 Shares	(88,570,200)	1,036,970,435

Change in net assets resulting from capital transactions	(97,260,168)	1,159,240,183

Change in net assets	148,404,126	1,152,380,480
Net Assets:
Beginning of period	1,728,710,088	576,329,608

End of period	$1,877,114,214	$1,728,710,088

Accumulated net investment income/(loss)	$44,346,435	$14,300,600

Share Transactions:
Class 1
Shares issued	28,938	12,850,775
Shares redeemed	(825,545)	(625,447)

Total Class 1 Shares	(796,607)	12,225,328

Class 2
Shares issued	3,464,520	42,216,948
Shares issued in merger	—	37,338,888
Dividends reinvested	—	1,091,615
Shares redeemed	(9,217,986)	(6,757,221)

Total Class 2 Shares	(5,753,466)	73,890,230

Change in shares	(6,550,073)	86,115,558

*	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

See accompanying notes to the financial statements.

15

AZL International Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016*		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$10.07		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.26		0.12
Net Realized and Unrealized Gains/(Losses) on Investments	1.22		(0.05)

Total from Investment Activities	1.48		0.07

Net Asset Value, End of Period	$11.55		$10.07

Total Return(a)	14.70	%(b)	0.70%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$131,968		$123,158
Net Investment Income/(Loss)(c)	3.58%		1.19%
Expenses Before Reductions(c)(d)	0.47%		0.40%
Expenses Net of Reductions(c)	0.47%		0.40%
Portfolio Turnover Rate	4	%(b)	55	%(e)
Class 2
Net Asset Value, Beginning of Period	$14.10		$14.42		$15.28	$16.57	$13.93	$12.03

Investment Activities:
Net Investment Income/(Loss)	0.26		0.15		0.58	0.42	0.29	0.26
Net Realized and Unrealized Gains/(Losses) on Investments	1.78		(0.10)		(0.79)	(1.43)	2.65	1.89

Total from Investment Activities	2.04		0.05		(0.21)	(0.99)	2.94	2.15

Dividends to Shareholders From:
Net Investment Income	—		(0.37)		(0.65)	(0.30)	(0.30)	(0.25)

Total Dividends	—		(0.37)		(0.65)	(0.30)	(0.30)	(0.25)

Net Asset Value, End of Period	$16.14		$14.10		$14.42	$15.28	$16.57	$13.93

Total Return(a)	14.47	%(b)	0.37%		(1.39)%	(6.18)%	21.36%	18.04%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$1,745,146		$1,605,552		$576,330	$863,302	$808,196	$567,238
Net Investment Income/(Loss)(c)	3.35%		2.11%		2.16%	2.88%	2.23%	2.66%
Expenses Before Reductions(c)(d)	0.72%		0.71%		0.75%	0.75%	0.76%	0.80%
Expenses Net of Reductions(c)	0.72%		0.71%		0.74%	0.75%	0.76%	0.77%
Portfolio Turnover Rate	4	%(b)	55	%(e)	13%	3%	2%	3%

*	Period from commencement of operations. Class 1 Shares commenced operations on October 17, 2016.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund's portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 55%.

See accompanying notes to the financial statements.

16

AZL International Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL International Index Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

17

AZL International Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $53 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $52,944 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions
Common Stocks	$33,306,094	$11,939,073	$—	$—	$45,245,167

Total Securities Lending Transactions	33,306,094	11,939,073	—	—	45,245,167

Total Borrowings	$33,306,094	$11,939,073	$—	$—	$45,245,167

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$45,245,167

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price. During the period ended June 30, 2017, the Fund engaged in such affiliated transactions at the current market price.

The Fund is permitted to purchase and sell securities (“crosstrade”) from and to other Allianz Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with the Rule. Each crosstrade is executed at the current market price in compliance with provisions of the Rule. For the period, the Fund participated in the following crosstrade transactions:

	Purchases	Sales	Realized (Gain/Loss)
AZL International Index Fund	$6,282,934	$—	$—

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2017, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of

18

AZL International Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $17.3 million as of June 30, 2017. The monthly average notional amount for these contracts was $15.7 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$348,875

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$1,239,835	$(617,929)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL International Index Fund Class 1	0.35%	0.52%
AZL International Index Fund Class 2	0.35%	0.77%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2017, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2017, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2017 is as follows:

	Fair Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Fair Value 6/30/2017	Dividend Income
Allianz SE, Registered Shares	$10,663,491	$—	$(431,792)	$76,454	$12,190,220	$522,322

	$10,663,491	$—	$(431,792)	$76,454	$12,190,220	$522,322

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents

19

AZL International Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $10,680 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks
Biotechnology	$251,485	$16,111,540	$—	$16,363,025
Capital Markets	1,426,403	40,333,734	—	41,760,137
Food Products	976,320	59,485,957	—	60,462,277

20

AZL International Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

Hotels, Restaurants & Leisure	$374,062	$25,319,729	$—	$25,693,791
Household Products	2,270,539	12,764,856	—	15,035,395
Pharmaceuticals	4,333,019	144,671,730	—	149,004,749
Real Estate Management & Development	1,113,224	35,908,466	1,184	37,022,874
Semiconductors & Semiconductor Equipment	5,130,250	16,025,488	—	21,155,738
Software	3,691,453	25,792,578	—	29,484,031
Trading Companies & Distributors	888,438	23,337,028	—	24,225,466
Other Common Stocks+	—	1,426,710,708	—	1,426,710,708
Preferred Stocks+	—	8,973,977	—	8,973,977
Rights	26,325	23,943	—	50,268
Securities Held as Collateral for Securities on Loan	—	45,245,167	—	45,245,167

Total Investment Securities	20,481,518	1,880,704,901	1,184	1,901,187,603

Other Financial Instruments:*
Futures Contracts	(348,875)	—	—	(348,875)

Total Investments	$20,132,643	$1,880,704,901	$1,184	$1,900,838,728

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL International Index Fund	$68,253,251	$137,569,900

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

21

AZL International Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Cost for federal income tax purposes at June 30, 2017 is $1,641,707,050. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$320,500,273
Unrealized (depreciation)	(61,019,720)

Net unrealized appreciation/(depreciation)	$259,480,553

Capital loss carry forwards (“CLCFs”) subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

During the year ended December 31, 2016, the Fund utilized $11,728,992 in capital loss carry forwards to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL International Index Fund	$15,359,017	$—	$15,359,017

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL International Index Fund	$17,736,191	$15,399,459	$—	$55,820,764	$88,956,414

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2017.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

22

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

23

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® MetWest Total Return Bond Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 9

Statement of Operations Page 9

Statements of Changes in Net Assets Page 10

Financial Highlights Page 11

Notes to the Financial Statements Page 12

Other Information Page 19

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MetWest Total Return Bond Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MetWest Total Return Bond Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MetWest Total Return Bond Fund	$1,000.00	$1,020.90	$4.31	0.86%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MetWest Total Return Bond Fund	$1,000.00	$1,020.53	$4.31	0.86%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
U.S. Treasury Obligations	34.6%
U.S. Government Agency Mortgages	31.8
Corporate Bonds	24.1
Collateralized Mortgage Obligations	9.9
Asset Backed Securities	5.5
Money Markets	2.8
Yankee Dollars	2.0
Municipal Bonds	1.1
Securities Held as Collateral for Securities on Loan	0.1

Total Investment Securities	111.9
Net other assets (liabilities)	(11.9)

Net Assets	100.0%

1

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (5.5%):
$884,539	Goal Capital Funding Trust, Class A3, Series 2005-2, 1.36%, 5/28/30(a)	$884,130
750,000	Magnetite CLO, Ltd., Class 2A3, Series 2015-12A, 2.49%, 4/15/27, Callable 1/15/18 @ 100(a)(b)	753,991
732,433	Navient Student Loan Trust, Class A, Series 2014-2, 1.86%, 3/25/83, Callable 9/25/33 @ 100(a)	720,732
710,360	Navient Student Loan Trust, Class A, Series 2014-3, 1.84%, 3/25/83, Callable 9/25/32 @ 100(a)	701,483
470,589	Navient Student Loan Trust, Class A, Series 2014-4, 1.84%, 3/25/83, Callable 12/25/32 @ 100(a)	464,718
919,187	Navient Student Loan Trust, Class A, Series 2016-1A, 1.92%, 2/25/70, Callable 8/25/33 @ 100(a)(b)	907,989
965,000	Navient Student Loan Trust, Class A3, Series 2016-2, 2.72%, 6/25/65, Callable 7/25/29 @ 100(a)(b)	994,612
950,000	Navient Student Loan Trust, Class A3, Series 2017-3A, 2.27%, 7/26/66(a)(b)	960,027
1,465,592	Nelnet Student Loan Trust, Class A2, Series 2015-2A, 1.82%, 9/25/47, Callable 10/25/32 @ 100(a)(b)	1,447,588
2,615,000	SLC Student Loan Trust, Class 2A3, Series 2006-1, 1.41%, 3/15/55, Callable 3/15/30 @ 100(a)	2,400,413
1,492,507	SLC Student Loan Trust, Class 2A3, Series 2008-1, 2.85%, 12/15/32, Callable 12/15/26 @ 100(a)	1,549,920
837,788	SLM Student Loan Trust, Class 2A3, Series 2003-7, 1.82%, 9/15/39, Callable 9/15/28 @ 100(a)	787,176
794,600	SLM Student Loan Trust, Class A3, Series 2003-10A, 1.72%, 12/15/27(a)(b)	795,649
235,686	SLM Student Loan Trust, Class 2A3, Series 2003-11, 1.30%, 12/15/22, Callable 12/15/28 @ 100(a)(b)	235,368
181,956	SLM Student Loan Trust, Class 2A3, Series 2007-1, 1.38%, 1/27/42, Callable 4/25/32 @ 100(a)	165,485
799,458	SLM Student Loan Trust, Class A4, Series 2007-6, 1.54%, 10/25/24, Callable 7/25/33 @ 100(a)	797,505
1,220,000	SLM Student Loan Trust, Class 2A3, Series 2008-5, 3.01%, 7/25/29, Callable 10/25/23 @ 100(a)	1,190,879
240,000	SLM Student Loan Trust, Class 2A3, Series 2008-9, 3.41%, 10/25/83, Callable 10/25/23 @ 100(a)	242,860
1,626,413	SLM Student Loan Trust, Class A, Series 2009-3, 1.97%, 1/25/45, Callable 8/25/33 @ 100(a)(b)	1,610,697
683,459	SLM Student Loan Trust, Class A2, Series 2014-2, 1.57%, 10/25/21, Callable 10/25/25 @ 100(a)	683,769
1,970,000	Wachovia Student Loan Trust, Class 2A3, Series 2006-1, 1.33%, 4/25/40, Callable 1/25/27 @ 100(a)(b)	1,817,066

Total Asset Backed Securities (Cost $20,095,099)		20,112,057

Collateralized Mortgage Obligations (9.9%):
88,377	7 WTC Depositor LLC Trust, Class A, Series 2012-7WTC, 4.08%, 3/13/31(b)	89,199
1,189,805	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 1.68%, 7/25/35, Callable 7/25/17 @ 100(a)	1,188,476
808,230	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 1.94%, 4/25/35, Callable 7/25/17 @ 100(a)	807,862
210,000	Babson CLO, Ltd., Class A, Series 2015-IA, 2.59%, 4/20/27, Callable 7/20/17 @ 100(a)(b)	210,535

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$360,000	Banc of America Merrill Lynch Large Loan, Class A, Series 2014-520M, 4.33%, 8/15/46(a)(b)	$382,869
844,882	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 3.45%, 7/25/35, Callable 7/25/17 @ 100(a)	797,273
340,000	Barclays Commercial Mortgages Securities, Class A2, Series 2013-TYSNC, 3.76%, 9/5/32(b)	357,069
497,847	Citigroup Mortgage Loan Trust, Inc., Class 2A3, Series 2006-WFH3, 1.46%, 10/25/36, Callable 7/25/19 @ 100(a)	496,244
1,584,393	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 3.35%, 4/25/37, Callable 8/25/36 @ 100(a)	1,429,940
390,000	Commercial Mortgage Trust, Class A, Series 2014-277P, 3.73%, 8/10/49(a)(b)	407,060
360,000	Commercial Mortgage Trust, Class A1, Series 2013-300P, 4.35%, 8/10/30(b)	391,431
365,000	Commercial Mortgage Trust, Class A, Series 2016-787S, 3.54%, 2/10/36(a)(b)	375,673
1,237,793	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 4.29%, 2/25/37, Callable 12/25/22 @ 100(a)	896,525
860,000	Federal Home Loan Mortgage Corp., Class A3, Series K151, 3.51%, 4/25/30	893,182
1,574,373	Federal National Mortgage Association, Class A3, Series 2015-M2, 3.15%, 12/25/24(a)	1,622,956
4,408	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FFH3, 1.73%, 9/25/35, Callable 7/25/17 @ 100(a)	4,407
1,025,361	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FF8, 1.71%, 9/25/35, Callable 7/25/17 @ 100(a)	1,024,441
1,420,783	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AA12, 3.06%, 2/25/36, Callable 5/25/18 @ 100(a)	1,114,953
709,500	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 3.14%, 8/25/35, Callable 7/25/17 @ 100(a)	611,142
1,505,579	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 3.09%, 3/25/36, Callable 1/25/20 @ 100(a)	1,335,105
1,339,283	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 3.06%, 4/25/36, Callable 1/25/20 @ 100(a)	1,186,000
1,399,856	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 3.81%, 4/19/36, Callable 11/19/18 @ 100(a)	1,295,672
1,202,185	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 3.74%, 9/19/35, Callable 1/19/18 @ 100(a)	1,144,373
280,000	GRACE Mortgage Trust, Class A, Series 2014-GRCE, 3.37%, 6/10/28(b)	290,817
147,500	GS Mortgage Securities Trust, Class A, Series 2012-ALOH, 3.55%, 4/10/34(b)	154,682
153,396	Honda Auto Receivables Owner Trust, Class A2, Series 2015-4, 0.82%, 7/23/18, Callable 1/21/19 @ 100(a)	153,304

Continued

2

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$365,000	Liberty Street Trust, Class A, Series 2016-225L, 3.60%, 2/10/36(b)	$378,206
750,000	Magnetite IX, Ltd., Class A1R, Series 2014-9A, 0.00%, 7/25/26, Callable 7/25/17 @ 100(a)(b)	750,488
1,000,000	Magnetite XI, Ltd., Class A1R, Series 2014-11A, 2.28%, 1/18/27, Callable 7/18/17 @ 100(a)(b)	1,000,402
1,050,522	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 1.34%, 7/25/37, Callable 8/25/23 @ 100(a)	684,068
1,168,945	Merrill Lynch Mortgage Trust, Class A1A, Series 2007-C1, 6.02%, 6/12/50(a)	1,167,551
1,216,301	Morgan Stanley Capital I Trust, Class A3, Series 2011-C1, 4.70%, 9/15/47(b)	1,254,000
345,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/29(b)	358,872
1,300,421	Morgan Stanley Remic Trust, Class 3A, Series 2014-R8, 1.44%, 6/26/47(a)(b)	1,255,921
1,009,664	MortgageIT Trust, Class 2A3, Series 2005-2, 2.64%, 5/25/35, Callable 7/25/17 @ 100(a)	985,756
466,408	Newcastle Mortgage Securities Trust, Class A4, Series 2006-1, 1.50%, 3/25/36, Callable 7/25/17 @ 100(a)	465,645
202,212	Nissan Auto Receivables Owner Trust, Class A2A, Series 2015-C, 0.87%, 11/15/18, Callable 12/15/19 @ 100(a)	202,064
984,797	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 5.69%, 7/25/35, Callable 8/25/17 @ 100(a)	997,347
385,000	RBSCF Trust, Class A, Series 2013-GSP, 3.96%, 1/13/32(a)(b)	407,472
1,918,678	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 1.40%, 12/25/36, Callable 7/25/23 @ 100(a)	1,748,428
1,184,064	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 1.45%, 4/25/45, Callable 7/25/17 @ 100(a)	1,129,221
1,348,448	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 1.51%, 7/25/45, Callable 7/25/17 @ 100(a)	1,310,805
1,261,110	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 3.03%, 3/25/35, Callable 4/25/19 @ 100(a)	1,272,812
1,003,441	Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2006-AR2, 3.11%, 3/25/36, Callable 12/25/18 @ 100(a)	1,010,202
999,138	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 3.28%, 9/25/36, Callable 7/25/17 @ 100(a)	944,357

Total Collateralized Mortgage Obligations (Cost $35,647,015)		35,984,807

Corporate Bonds (24.1%):
Aerospace & Defense (0.3%):
960,000	United Technologies Corp., 1.78%, 5/4/18(a)	961,232

Airlines (0.8%):
1,366,808	Continental Airlines 2009-2, Series A, 7.25%, 11/10/19	1,513,740

Principal Amount		Fair Value
Corporate Bonds, continued
Airlines, continued
$302,715	U.S. Airways 2001-1G PTT, Class G, Series 2001, 7.08%, 9/20/22	$323,148
857,704	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	954,196

		2,791,084

Auto Components (0.0%):
66,000	Goodyear Tire & Rubber Co., 4.88%, 3/15/27, Callable 12/15/26 @ 100	66,990

Automobiles (0.1%):
400,000	General Motors Co., 3.50%, 10/2/18	407,023

Banks (5.9%):
650,000	Bank of America Corp., 6.00%, 9/1/17	654,471
1,415,000	Bank of America Corp., 5.65%, 5/1/18, MTN	1,459,435
1,000,000	Bank of America Corp., 4.10%, 7/24/23	1,058,621
350,000	Bank of America Corp., 3.70%, 4/24/28, Callable 4/24/27 @ 100^(a)	352,564
2,000,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	2,062,732
2,000,000	Citigroup, Inc., 1.89%, 11/24/17(a)	2,003,858
1,190,000	Citigroup, Inc., 1.75%, 5/1/18	1,189,474
700,000	Citigroup, Inc., 3.89%, 1/10/28, Callable 1/10/27 @ 100(a)	711,385
2,265,000	JPMorgan Chase & Co., 6.00%, 1/15/18	2,315,890
960,000	JPMorgan Chase & Co., 3.22%, 3/1/25, Callable 3/1/24 @ 100(a)	961,804
750,000	JPMorgan Chase & Co., 3.54%, 5/1/28, Callable 5/1/27 @ 100(a)	752,271
2,485,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	2,585,963
3,510,000	Wachovia Corp., 5.75%, 2/1/18	3,592,219
265,000	Wells Fargo & Co., 3.55%, 9/29/25, MTN	269,425
1,560,000	Wells Fargo & Co., 3.00%, 4/22/26	1,523,580
350,000	Wells Fargo Bank NA, 2.15%, 12/6/19	351,620

		21,845,312

Beverages (0.6%):
1,689,000	Anheuser-Busch InBev NV, 3.65%, 2/1/26, Callable 11/1/25 @ 100	1,740,126
278,000	DS Services Holdings, Inc., 10.00%, 9/1/21, Callable 9/1/17 @ 105(b)	294,680

		2,034,806

Biotechnology (0.8%):
300,000	AbbVie, Inc., 4.70%, 5/14/45, Callable 11/14/44 @ 100	318,792
300,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	308,145
500,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100	526,080
660,000	Celgene Corp., 5.00%, 8/15/45, Callable 2/15/45 @ 100	743,157
500,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	548,905
400,000	Gilead Sciences, Inc., 4.15%, 3/1/47, Callable 9/1/46 @ 100	401,865

		2,846,944

Continued

3

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets (2.8%):
$1,900,000	Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	$1,942,461
1,000,000	Goldman Sachs Group, Inc. (The), 2.38%, 1/22/18	1,004,436
1,315,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	1,357,198
570,000	Goldman Sachs Group, Inc. (The), Series G, 7.50%, 2/15/19	618,281
400,000	Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24, Callable 4/8/24 @ 100	415,166
400,000	Morgan Stanley, 1.89%, 1/5/18(a)	401,158
2,000,000	Morgan Stanley, 6.63%, 4/1/18, MTN	2,071,019
780,000	Morgan Stanley, Series G, 7.30%, 5/13/19	852,747
1,200,000	Morgan Stanley, 1.98%, 2/14/20, Callable 2/14/19 @ 100(a)	1,204,920
500,000	Morgan Stanley, 5.50%, 7/24/20	545,907

		10,413,293

Chemicals (0.1%):
180,000	Axalta Coating Systems, 4.88%, 8/15/24, Callable 8/15/19 @ 103.66(b)	185,850

Commercial Services & Supplies (0.3%):
200,000	Clean Harbors, Inc., 5.13%, 6/1/21, Callable 8/7/17 @ 102.56	204,250
750,000	Republic Services, Inc., 3.80%, 5/15/18	763,254

		967,504

Consumer Finance (0.7%):
1,000,000	Discover Bank, 2.00%, 2/21/18	1,001,229
400,000	Ford Motor Credit Co. LLC, 2.15%, 1/9/18	401,358
500,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18	503,291
600,000	General Motors Financial Co., Inc., 3.10%, 1/15/19, Callable 7/15/18 @ —	608,199

		2,514,077

Containers & Packaging (0.3%):
600,000	Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100(b)	600,077
350,000	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 8/7/17 @ 102.88	358,169

		958,246

Diversified Financial Services (0.1%):
400,000	Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	425,778

Diversified Telecommunication Services (1.0%):
500,000	AT&T, Inc., 3.80%, 3/15/22	517,517
835,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	818,804
900,000	AT&T, Inc., 5.45%, 3/1/47, Callable 9/1/46 @ 100	968,872
700,000	Verizon Communications, Inc., 3.85%, 11/1/42, Callable 5/1/42 @ 100	610,333
800,000	Verizon Communications, Inc., 4.86%, 8/21/46	800,136

		3,715,662

Electric Utilities (1.9%):
280,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(b)	312,675
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	590,551
400,000	Cleco Power LLC, 6.00%, 12/1/40	486,370
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	1,046,816

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$936,000	Duquesne Light Holdings, Inc., 6.40%, 9/15/20(b)	$1,043,078
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	898,621
300,000	Midamerican Energy Co., 4.25%, 5/1/46, Callable 11/1/45 @ 100	321,473
1,500,000	Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22, Callable 3/1/22 @ 100	1,596,977
700,000	Public Service Oklahoma, 4.40%, 2/1/21	743,461

		7,040,022

Equity Real Estate Investment Trusts (2.2%):
110,000	Equinix, Inc., 5.38%, 5/15/27, Callable 5/15/22 @ 102.69	117,288
575,000	HCP, Inc., 4.00%, 12/1/22, Callable 10/1/22 @ 100	601,430
875,000	HCP, Inc., 4.25%, 11/15/23, Callable 8/15/23 @ 100	917,457
400,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	407,791
175,000	HCP, Inc., 3.40%, 2/1/25, Callable 11/1/24 @ 100	172,322
750,000	Highwoods Realty LP, 7.50%, 4/15/18	780,611
170,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 9/1/19 @ 103.66(b)	172,975
1,150,000	SL Green Realty Corp., 5.00%, 8/15/18, Callable 6/15/18 @ 100	1,180,288
1,000,000	Ventas Realty, LP, 2.00%, 2/15/18, Callable 1/15/18 @ 100	1,001,359
1,500,000	WEA Finance LLC, 2.70%, 9/17/19, Callable 8/17/19 @ 100(b)	1,512,395
1,440,000	Welltower, Inc., 3.75%, 3/15/23, Callable 12/15/22 @ 100	1,494,189

		8,358,105

Food & Staples Retailing (0.3%):
790,000	Walgreens Boots Alliance, Inc., 3.80%, 11/18/24, Callable 8/18/24 @ 100	820,497
300,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	319,246

		1,139,743

Food Products (0.3%):
90,000	Chobani LLC/Finance Corp., 7.50%, 4/15/25, Callable 4/15/20 @ 105.63(b)	95,063
795,000	Kraft Heinz Foods Co., 3.95%, 7/15/25, Callable 4/15/25 @ 100	817,474

		912,537

Gas Utilities (0.3%):
850,000	KeySpan Gas East Corp., 5.82%, 4/1/41(b)	1,065,762

Health Care Equipment & Supplies (0.1%):
190,000	Hill-Rom Holdings, Inc., 5.75%, 9/1/23, Callable 9/1/18 @ 104.31(b)	199,975

Health Care Providers & Services (1.2%):
100,000	Aetna, Inc., 1.70%, 6/7/18	100,039
227,000	Centene Corp., 4.75%, 1/15/25, Callable 1/15/20 @ 103.56	233,243
500,000	City of Hope, Series 2013, 5.62%, 11/15/43	616,364

Continued

4

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$77,000	DaVita Healthcare Partners, Inc., 5.00%, 5/1/25, Callable 5/1/20 @ 102.5	$77,193
650,000	HCA, Inc., 6.50%, 2/15/20	709,312
850,000	Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	850,534
96,000	Molina Healthcare, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100	101,640
320,000	Northwell Healthcare, Inc., 3.98%, 11/1/46, Callable 11/1/45 @ 100	305,387
350,000	Tenet Healthcare Corp., 4.75%, 6/15/20, Callable 7/14/17 @ 101(a)	353,500
35,000	Tenet Healthcare Corp., 4.38%, 10/1/21	35,525
129,000	Tenet Healthcare Corp., 4.63%, 7/15/24, Callable 7/15/20 @ 102.31(b)	129,161
162,000	Thc Escrow Corp. III, 4.63%, 7/15/24, Callable 4/15/24 @ 100(b)	162,437
107,000	WellCare Health Plans, 5.25%, 4/1/25, Callable 4/1/20 @ 103.94	112,083
500,000	WellPoint, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100	513,959

		4,300,377

Hotels, Restaurants & Leisure (0.2%):
118,000	Aramark Services, Inc., 4.75%, 6/1/26, Callable 6/1/21 @ 102.38	122,425
377,000	Churchill Downs, Inc., 5.38%, 12/15/21, Callable 8/7/17 @ 104.03	391,138
100,000	MGM Growth / MGM Finance, 5.63%, 5/1/24, Callable 2/1/24 @ 100	109,000

		622,563

Household Products (0.1%):
90,000	Central Garden & Pet Co., 6.13%, 11/15/23, Callable 11/15/18 @ 104.59	95,850
100,000	Spectrum Brands, Inc., 5.75%, 7/15/25, Callable 7/15/20 @ 102.88	107,260

		203,110

Independent Power & Renewable Electricity Producers (0.3%):
1,000,000	IPALCO Enterprises, Inc., 5.00%, 5/1/18, Callable 4/1/18 @ 100	1,016,250

Industrial Conglomerates (0.1%):
273,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	353,296

Insurance (0.9%):
1,600,000	Farmers Exchange Capital III, 5.45%, 10/15/54, Callable 10/15/34 @ 100(a)(b)	1,740,432
1,000,000	Protective Life Global, 1.77%, 6/8/18(a)(b)	1,002,565
605,000	Protective Life Global, 2.70%, 11/25/20(b)	609,498

		3,352,495

IT Services (0.0%):
163,000	First Data Corp., 5.00%, 1/15/24, Callable 1/15/19 @ 102.5(b)	167,634

Life Sciences Tools & Services (0.1%):
200,000	Quintiles Transnational, 4.88%, 5/15/23, Callable 5/15/18 @ 103.66(b)	204,750

Principal Amount		Fair Value
Corporate Bonds, continued
Media (0.6%):
$400,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/15/18 @ 104.03(b)	$416,250
73,000	CCO Holdings LLC/Capital Corp., 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(b)	74,643
400,000	Charter Communications Operating LLC/Capital, 4.46%, 7/23/22, Callable 5/23/22 @ 100	426,186
500,000	Charter Communications Operating LLC/Capital, 6.48%, 10/23/45, Callable 4/23/45 @ 100	600,106
200,000	CSC Holdings LLC, 5.50%, 4/15/27, Callable 4/15/22 @ 102.75(b)	211,500
175,000	CSC Holdings, Inc., 8.63%, 2/15/19	191,788
200,000	Dish DBS Corp., 5.88%, 7/15/22	215,000
200,000	Sirius XM Radio, Inc., 4.25%, 5/15/20, Callable 7/27/17 @ 101.06(b)	202,295

		2,337,768

Oil, Gas & Consumable Fuels (0.9%):
350,000	Anadarko Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100	320,740
300,000	Boardwalk Pipeline Partners LP, 4.95%, 12/15/24, Callable 9/15/24 @ 100	317,814
75,000	Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27, Callable 1/1/27 @ 100(b)	76,875
108,000	Diamondback Energy, Inc., 4.75%, 11/1/24, Callable 11/1/19 @ 103.56(b)	107,460
700,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/1/43 @ 100	741,565
475,000	Noble Energy, Inc., 5.05%, 11/15/44, Callable 5/15/44 @ 100	487,834
75,000	QEP Resources, Inc., 5.38%, 10/1/22, Callable 7/1/22 @ 100	72,188
430,000	Rockies Express Pipeline LLC, 6.85%, 7/15/18(b)	447,738
700,000	Williams Partners LP, 6.30%, 4/15/40	811,235

		3,383,449

Road & Rail (0.1%):
215,000	Burlington North Santa Fe LLC, 4.15%, 4/1/45, Callable 10/1/44 @ 100	224,744

Software (0.2%):
50,000	CDK Global, Inc., 4.88%, 6/1/27, Callable 6/1/22 @ 102.44(b)	51,375
640,000	Microsoft Corp., 3.75%, 2/12/45, Callable 8/12/44 @ 100	636,077

		687,452

Technology Hardware, Storage & Peripherals (0.3%):
920,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	1,031,247

Trading Companies & Distributors (0.2%):
800,000	International Lease Finance Corp., 7.13%, 9/1/18(b)	846,678

Wireless Telecommunication Services (0.0%):
148,000	Sprint Communications, Inc., 9.00%, 11/15/18(b)	160,626

Total Corporate Bonds (Cost $86,581,109)		87,742,384

Continued

5

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars (2.0%):
Banks (0.4%):
$1,100,000	HBOS plc, Series G, 6.75%, 5/21/18(b)	$1,144,143
635,000	Santander UK Group Holdings plc, 2.88%, 10/16/20	644,069

		1,788,212

Biotechnology (0.2%):
600,000	Shire Acq INV Ireland DA, 1.90%, 9/23/19	597,214

Capital Markets (0.2%):
610,000	Credit Suisse GP Funding, 3.13%, 12/10/20	621,472

Diversified Telecommunication Services (0.1%):
110,000	Intelsat Jackson Holdings SA, 9.75%, 7/15/25, Callable 7/15/21 @ 104.88(b)	109,863
400,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/20 @ 102.63(b)	416,324

		526,187

Hotels, Restaurants & Leisure (0.0%):
180,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13(b)	178,864

Industrial Conglomerates (0.5%):
1,441,000	GE Capital International Funding, 4.42%, 11/15/35	1,568,367
465,000	Siemens Financieringsmat, 1.70%, 9/15/21(b)	454,244

		2,022,611

Oil, Gas & Consumable Fuels (0.1%):
350,000	Shell International Finance BV, 4.38%, 5/11/45	366,287

Pharmaceuticals (0.4%):
250,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	258,586
200,000	Actavis Funding SCS, 4.55%, 3/15/35, Callable 9/15/34 @ 100	213,466
350,000	VRX Escrow Corp., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94(b)	300,125
200,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(b)	169,250

		941,427

Professional Services (0.0%):
121,000	IHS Markit, Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100(b)	130,604

Semiconductors & Semiconductor Equipment (0.1%):
200,000	NXP BV/NXP Funding LLC, 4.13%, 6/1/21(b)	210,600

Total Yankee Dollars (Cost $7,271,882)		7,383,478

Municipal Bonds (1.1%):
California (0.5%):
615,000	The Regents of the University of California General Revenue Bonds, 6.27%, 5/15/31, Continuously Callable @ 100	655,750
800,000	California State, GO, 7.95%, 3/1/36, Continuously Callable @ 100	912,688

		1,568,438

New York (0.6%):
1,125,000	New York NY, Build America Bonds, GO, 5.05%, 10/1/24	1,270,338

Principal Amount		Fair Value
Municipal Bonds, continued
New York, continued
$750,000	New York City Municipal Finance Authority Water & Sewer System Revenue, 5.95%, 6/15/42	$1,012,643

		2,282,981

Total Municipal Bonds (Cost $3,802,661)		3,851,419

U.S. Government Agency Mortgages (31.8%):
Federal Home Loan Mortgage Corporation (10.9%)
720,264	3.00%, 3/1/31, Pool #G18592	740,231
1,989,816	2.50%,12/1/31, Pool #G18622	2,002,635
2,201,512	3.50%, 4/1/44, Pool #G07848	2,280,201
3,131,437	3.50%, 4/1/45, Pool #G60023	3,243,556
2,989,713	4.00%, 12/1/45, Pool #G60344	3,176,573
1,124,752	4.00%, 3/1/46, Pool #G08699	1,183,810
1,006,302	3.50%, 3/1/46, Pool #G08698	1,034,609
4,520,738	3.50%, 4/1/46, Pool #G08702	4,647,906
2,432,697	4.00%, 5/1/46, Pool #G08707	2,560,432
2,899,249	3.50%, 6/1/46, Pool #G08711	2,980,805
2,854,955	3.00%, 6/1/46, Pool #G08710	2,850,630
1,404,823	3.00%, 8/1/46, Pool #G08715	1,402,694
2,730,465	3.50%, 8/1/46, Pool #G08716	2,807,273
774,568	3.50%, 9/1/46, Pool #G08722	796,356
376,538	3.00%, 9/1/46, Pool #G08721	375,968
1,874,673	3.00%, 10/1/46, Pool #G08726	1,871,833
2,018,453	3.00%, 11/1/46, Pool #G08732	2,015,396
1,183,595	Class HZ, Series 4639, 1.75%, 4/15/53(a)	1,096,045
2,278,950	3.00%, 1/1/47, Pool #G08741	2,275,497

		39,342,450

Federal National Mortgage Association (14.5%)
958,793	3.43%, 10/1/20, Pool #466386	1,000,724
1,685,663	3.42%, 10/1/20, Pool #FN0009	1,750,617
1,470,648	3.67%, 10/1/20, Pool #AE0918	1,543,391
2,235,223	3.76%, 12/1/20, Pool #FN0001	2,348,473
979,796	3.94%, 1/1/21, Pool #466969	1,039,690
1,245,000	3.06%, 5/1/22, Pool #471258	1,293,244
764,760	2.51%, 8/1/26, Pool #AN2270	751,688
1,609,575	2.50%, 9/1/26, Pool #MA2740	1,627,788
982,619	3.00%, 2/1/27, Pool #MA2915	1,010,982
1,376,568	2.97%, 5/1/27, Pool #AL6829	1,386,396
780,000	2.49%, 9/1/28, Pool #AN2840	744,218
797,861	3.13%, 4/1/29, Pool #AN5048	808,265
797,861	3.13%, 4/1/29, Pool #AN5049	808,265
710,037	3.53%, 12/1/30, Pool #AN0475	739,878
1,277,232	3.50%, 1/1/32, Pool #AB4262	1,333,890
1,825,000	3.00%, 7/25/32, TBA	1,873,049
768,133	3.00%, 10/1/33, Pool #MA1676	786,345
1,621,882	3.50%, 4/1/43, Pool #MA1404	1,674,126
1,178,572	4.50%, 2/1/46, Pool #AL9106	1,265,785
1,699,774	4.50%, 10/1/46, Pool #AL9105	1,823,703
2,085,000	3.00%, 7/25/47, TBA	2,082,189
9,600,000	4.00%, 7/25/47, TBA	10,091,625
1,770,000	3.50%, 7/25/47, TBA	1,817,914
12,060,000	4.50%, 8/25/47, TBA	12,920,452

		52,522,697

Continued

6

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association (6.4%)
$4,635,000	4.00%, 7/20/45, TBA	$4,877,250
1,269,685	3.50%, 3/20/46, Pool # MA3521	1,316,501
1,310,011	3.50%, 4/20/46, Pool # MA3597	1,358,314
1,574,494	3.50%, 5/20/46, Pool #MA3663	1,632,549
526,200	3.50%, 9/20/46, Pool #MA3937	545,602
2,598,974	3.00%, 12/20/46, Pool #MA4126	2,627,919
2,123,643	3.50%, 1/20/47, Pool #MA4196	2,201,946
1,780,000	3.00%, 7/20/47, TBA	1,797,939
2,820,000	3.50%, 7/20/47, TBA	2,920,903
4,215,000	4.50%, 7/20/47, TBA	4,479,755

		23,758,678

Total U.S. Government Agency Mortgages (Cost $116,589,376)		115,623,825

U.S. Treasury Obligations (34.6%):
U.S. Treasury Bills (6.0%)
6,105,000	0.73%, 7/27/17(c)	6,101,661
6,875,000	0.81%, 8/10/17(c)	6,868,675
3,745,000	0.85%, 8/17/17(c)	3,740,768
4,600,000	0.88%, 8/31/17(c)	4,593,045
227,000	0.91%, 9/7/17(c)(d)	226,605

		21,530,754

U.S. Treasury Bonds (3.6%)
12,665,000	3.00% 5/15/47	13,070,673

U.S. Treasury Inflation Index Bonds (1.6%)
3,733,000	0.88%, 2/15/47	3,669,627
2,070,000	0.13%, 4/15/18	2,181,712

		5,851,339

U.S. Treasury Inflation Index Notes (2.6%)
1,750,000	0.13%, 4/15/21	1,802,760
1,575,000	1.38%, 7/15/18	1,814,249

Shares, Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Inflation Index Notes, continued
$910,000	0.13%, 4/15/22	$910,602
3,245,000	0.13%, 7/15/26	3,192,996
1,335,000	0.38%, 1/15/27	1,327,243

		9,047,850

U.S. Treasury Notes (0.8%)
840,000	0.75%, 10/31/17	839,042
3,985,000	1.00%, 12/31/17	3,981,880
7,005,000	1.25%, 5/31/19	6,988,034
2,610,000	1.88%, 4/30/22	2,609,491
3,550,000	1.88%, 5/31/22	3,549,862
24,255,000	1.75%, 5/31/22	24,112,890
23,115,000	1.75%, 6/30/22	22,965,122
11,205,000	2.38%, 5/15/27	11,275,905

		76,322,226

Total U.S. Treasury Obligations (Cost $125,853,995)		125,822,842

Securities Held as Collateral for Securities on Loan (0.1%):
534,600	AZL MetWest Total Return Bond Fund Securities Lending Collateral Account(e)	534,600

Total Securities Held as Collateral for Securities on Loan (Cost $534,600)		534,600

Unaffiliated Investment Company (2.8%):
10,258,691	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.75%(c)	10,258,691

Total Unaffiliated Investment Company (Cost $10,258,691)		10,258,691

Total Investment Securities (Cost $406,634,428)(f) — 111.9%		407,314,103
Net other assets (liabilities) — (11.9)%		(43,350,351)

Net Assets — 100.0%		$363,963,752

Percentages indicated are based on net assets as of June 30, 2017.

GO—General Obligation

MTN—Medium Term Note

REMIC—Real Estate Mortgage Investment Conduit

TBA—To Be Announced Security

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $516,596.

(a)	Variable rate security. The rate presented represents the rate in effect at June 30, 2017. The date presented represents the final maturity date.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	The rate represents the effective yield at June 30, 2017.
(d)	All or a portion of this security has been pledged as collateral for open derivative positions.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

7

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Short	12/18/18	(90)	$(22,095,000)	$22,718
90-Day Eurodollar September Futures	Long	12/19/17	90	22,168,125	(19,125)
U.S. Treasury 2-Year Note September Futures	Long	9/29/17	174	37,603,031	(52,375)
U.S. Treasury 5-Year Note September Futures	Long	9/29/17	51	6,009,633	(14,021)

Total					$(62,803)

Centrally Cleared Interest Rate Swap Agreements

At June 30, 2017, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Clearing Agent	Notional Amount (Local)	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month U.S. Dollar LIBOR BBA	1.602%	6/30/19	Citibank	1,830,000	$—	$1,503	$1,503

							$1,503	$1,503

See accompanying notes to the financial statements.

8

AZL MetWest Total Return Bond Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investment securities, at cost	$406,634,428

Investment securities, at value*	$407,314,103
Cash	10,919
Interest and dividends receivable	1,679,619
Receivable for capital shares issued	17,508
Receivable for investments sold	14,963,561
Receivable for variation margin on swap agreements	737
Receivable for variation margin on futures contracts	6,750

Total Assets	423,993,197

Liabilities:
Payable for investments purchased	59,212,714
Payable for capital shares redeemed	59
Payable for collateral received on loaned securities	534,600
Payable for variation margin on futures contracts	19,100
Manager fees payable	165,141
Administration fees payable	10,003
Distribution fees payable	75,064
Custodian fees payable	1,505
Administrative and compliance services fees payable	1,005
Transfer agent fees payable	608
Trustee fees payable	2,021
Other accrued liabilities	7,625

Total Liabilities	60,029,445

Net Assets	$363,963,752

Net Assets Consist of:
Capital	$352,897,758
Accumulated net investment income/(loss)	8,507,565
Accumulated net realized gains/(losses) from investment transactions	1,940,054
Net unrealized appreciation/(depreciation) on investments	618,375

Net Assets	$363,963,752

Shares of beneficial interest (unlimited number of shares authorized, no par value)	35,409,351
Net Asset Value (offering and redemption price per share)	$10.28

*	Includes securities on loan of $516,596.

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Interest	$4,443,418
Dividends	25,418
Income from securities lending	322

Total Investment Income	4,469,158

Expenses:
Manager fees	1,076,211
Administration fees	65,060
Distribution fees	448,419
Custodian fees	7,510
Administrative and compliance services fees	3,144
Transfer agent fees	3,084
Trustee fees	10,224
Professional fees	10,784
Shareholder reports	3,126
Other expenses	4,822

Total expenses before reductions	1,632,384
Less expenses voluntarily waived/reimbursed by the Manager	(89,686)

Net expenses	1,542,698

Net Investment Income/(Loss)	2,926,460

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	859,552
Net realized gains/(losses) on futures contracts	173,273
Change in net unrealized appreciation/depreciation on investments	3,548,472

Net Realized/Unrealized Gains/(Losses) on Investments	4,581,297

Change in Net Assets Resulting From Operations	$7,507,757

See accompanying notes to the financial statements.

9

AZL MetWest Total Return Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,926,460	$5,582,933
Net realized gains/(losses) on investment transactions	1,032,825	998,658
Change in unrealized appreciation/depreciation on investments	3,548,472	2,799,110

Change in net assets resulting from operations	7,507,757	9,380,701

Distributions to Shareholders:
From net investment income	—	(4,414,608)
From net realized gains	—	(2,155,528)

Change in net assets resulting from distributions to shareholders	—	(6,570,136)

Capital Transactions:
Proceeds from shares issued	4,196,444	48,657,852
Proceeds from dividends reinvested	—	6,570,136
Value of shares redeemed	(6,992,975)	(91,454,875)

Change in net assets resulting from capital transactions	(2,796,531)	(36,226,887)

Change in net assets	4,711,226	(33,416,322)
Net Assets:
Beginning of period	359,252,526	392,668,848

End of period	$363,963,752	$359,252,526

Accumulated net investment income/(loss)	$8,507,565	$5,581,105

Share Transactions:
Shares issued	413,266	4,747,076
Dividends reinvested	—	638,497
Shares redeemed	(686,778)	(8,920,718)

Change in shares	(273,512)	(3,535,145)

See accompanying notes to the financial statements.

10

AZL MetWest Total Return Bond Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	November 14, 2014 to December 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.07		$10.01	$10.07	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.08		0.16	0.11	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	0.13		0.07	(0.13)	0.06

Total from Investment Activities	0.21		0.23	(0.02)	0.07

Dividends to Shareholders From:
Net Investment Income	—		(0.11)	(0.01)	—
Net Realized Gains	—		(0.06)	(0.03)	—

Total Dividends	—		(0.17)	(0.04)	—

Net Asset Value, End of Period	$10.28		$10.07	$10.01	$10.07

Total Return(b)	2.09	%(c)	2.30%	(0.20)%	0.70	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$363,964		$359,253	$392,669	$415,586
Net Investment Income/(Loss)(d)	1.63%		1.45%	1.02%	0.56%
Expenses Before Reductions(d)(e)	0.91%		0.91%	0.89%	0.91%
Expenses Net of Reductions(d)	0.86%		0.86%	0.84%	0.86%
Portfolio Turnover Rate	98	%(c)	185%	256%	27	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

11

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MetWest Total Return Bond Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

12

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $0 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $32 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

Overnight and Continuous		Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$534,600	$—	$—	$—	$534,600

Total Securities Lending Transactions	534,600	—	—	—	534,600

Total Borrowings	$534,600	$—	$—	$—	$534,600

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$534,600

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2017, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price. During the period ended June 30, 2017 the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

13

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Futures Contracts

During the period ended June 30, 2017, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $87.9 million as of June 30, 2017. The monthly average notional amount for these contracts was $52.4 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate, foreign currencies and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Schedule of Portfolio Investments. The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of June 30, 2017, the Fund entered into centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). The gross notional amount of interest rate swaps outstanding was $1.8 million as of June 30, 2017. The monthly average gross notional amount for interest rate swaps was $0.3 million for the period ended June 30, 2017.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Interest Rate Contracts	Receivable for variation margin on futures contracts	$22,718	Payable for variation margin on futures contracts	$85,521

Interest Rate Risk

Interest Rate Swap Agreements	Unrealized appreciation on swap agreements	1,503	Unrealized depreciation on swap agreements	—

*	Includes cumulative appreciation/depreciation of futures contracts and cumulative unrealized gain (loss) on these swap agreements as reported in the Schedule of Portfolio Investments. Only current day’s variation margin for both futures contracts and these swap agreements are reported within the Statement of Assets and Liabilities.

14

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Interest Rate Contracts	Net Realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$173,273	$11,218

Interest Rate Risk Exposure

Interest Rate Swap Agreements	Net realized gains/(losses) on swap agreements/ Change in unrealized appreciation/depreciation on investments	—	1,503

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Metropolitan West Asset Management, LLC (“MetWest”), MetWest provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MetWest Total Return Bond Fund	0.60%	0.91%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $2,165 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

15

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Asset Backed Securities	$—	$20,112,057	$20,112,057
Collateralized Mortgage Obligations	—	35,984,807	35,984,807
Corporate Bonds+	—	87,742,384	87,742,384
Municipal Bonds	—	3,851,419	3,851,419
Securities Held as Collateral for Securities on Loan	—	534,600	534,600
U.S. Government Agency Mortgages	—	115,623,825	115,623,825
U.S. Treasury Obligations	—	125,822,842	125,822,842
Yankee Dollars+	—	7,383,478	7,383,478
Unaffiliated Investment Company	10,258,691	—	10,258,691

Total Investment Securities	10,258,691	397,055,412	407,314,103

Other Financial Instruments:*
Centrally Cleared Interest Rate Swaps	—	1,503	1,503
Futures Contracts	(62,803)	—	(62,803)

Total Investments	$10,195,888	$397,056,915	$407,252,803

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

16

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MetWest Total Return Bond Fund	$329,202,418	$367,824,771

For the year ended June 30, 2017, cost of purchases and proceeds from sales of long-term U.S. government securities included above were as follows:

	Purchases	Sales
AZL MetWest Total Return Bond Fund	$296,806,858	$332,158,237

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $406,634,428. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$3,074,558
Unrealized (depreciation)	(2,394,883)

Net unrealized appreciation/(depreciation)	$679,675

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MetWest Total Return Bond Fund	$6,537,404	$32,732	$6,570,136

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

17

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MetWest Total Return Bond Fund	$6,146,483	$413,122	$—	$(3,001,368)	$3,558,237

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2017.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had multiple shareholder accounts which is affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

18

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® Mid Cap Index Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 8

Statement of Operations Page 8

Statements of Changes in Net Assets Page 9

Financial Highlights Page 10

Notes to the Financial Statements Page 11

Other Information Page 17

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Mid Cap Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Mid Cap Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Mid Cap Index Fund, Class 1	$1,000.00	$1,060.60	$1.69	0.33%
AZL Mid Cap Index Fund, Class 2	$1,000.00	$1,059.70	$2.96	0.58%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Mid Cap Index Fund, Class 1	$1,000.00	$1,023.16	$1.66	0.33%
AZL Mid Cap Index Fund, Class 2	$1,000.00	$1,021.92	$2.91	0.58%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	18.8%
Financials	15.7
Industrials	14.6
Consumer Discretionary	11.7
Real Estate	9.6
Health Care	8.8
Materials	7.6
Utilities	5.4
Consumer Staples	3.6
Energy	2.8
Telecommunication Services	0.3

Total Common Stocks and Private Placements	98.9
Securities Held as Collateral for Securities on Loan	23.8
Money Market	1.3

Total Investment Securities	124.0
Net other assets (liabilities)	(24.0)

Net Assets	100.0%

1

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (97.3%):
Aerospace & Defense (1.7%):
31,059	Curtiss-Wright Corp.	$2,850,595
21,073	Esterline Technologies Corp.*	1,997,720
31,946	Huntington Ingalls Industries, Inc.	5,947,068
35,305	KLX, Inc.*	1,765,250
40,027	Orbital ATK, Inc.	3,937,056
24,714	Teledyne Technologies, Inc.*	3,154,742

		19,652,431

Airlines (0.4%):
232,005	JetBlue Airways Corp.*	5,296,674

Auto Components (0.6%):
37,526	Cooper Tire & Rubber Co.^	1,354,689
100,005	Dana Holding Corp.	2,233,112
199,959	Gentex Corp.^	3,793,221

		7,381,022

Automobiles (0.3%):
33,460	Thor Industries, Inc.^	3,497,239

Banks (7.9%):
106,638	Associated Banc-Corp.	2,687,278
59,631	BancorpSouth, Inc.	1,818,746
30,015	Bank of Hawaii Corp.^	2,490,345
84,718	Bank of the Ozarks, Inc.	3,970,732
53,099	Cathay General Bancorp	2,015,107
50,079	Chemical Financial Corp.	2,424,324
61,112	Commerce Bancshares, Inc.^	3,472,995
39,639	Cullen/Frost Bankers, Inc.^	3,722,498
100,349	East West Bancorp, Inc.	5,878,443
224,270	F.N.B. Corp.	3,175,663
163,749	First Horizon National Corp.^	2,852,508
123,267	Fulton Financial Corp.^	2,342,073
59,303	Hancock Holding Co.	2,905,847
86,614	Home Bancshares, Inc.	2,156,689
39,492	International Bancshares Corp.	1,384,195
50,307	MB Financial, Inc.	2,215,520
83,609	PacWest Bancorp	3,904,540
50,288	Pinnacle Financial Partners, Inc.	3,158,086
48,598	Prosperity Bancshares, Inc.^	3,121,936
37,313	Signature Bank*	5,355,534
36,420	SVB Financial Group*	6,402,271
85,435	Synovus Financial Corp.	3,779,644
121,375	TCF Financial Corp.	1,934,718
34,175	Texas Capital Bancshares, Inc.*	2,645,145
47,030	Trustmark Corp.^	1,512,485
30,888	UMB Financial Corp.^	2,312,276
154,678	Umpqua Holdings Corp.	2,839,888
73,548	United Bankshares, Inc.^	2,883,082
185,592	Valley National Bancorp^	2,191,842
64,486	Webster Financial Corp.^	3,367,459
39,031	Wintrust Financial Corp.	2,983,530

		93,905,399

Beverages (0.1%):
6,804	Boston Beer Co., Inc. (The), Class A*^	899,149

Shares		Fair Value
Common Stocks, continued
Biotechnology (0.7%):
73,705	Bioverativ, Inc.*	$4,434,830
31,434	United Therapeutics Corp.*	4,077,933

		8,512,763

Building Products (0.9%):
102,311	A.O. Smith Corp.	5,763,179
26,925	Lennox International, Inc.^	4,944,507

		10,707,686

Capital Markets (3.0%):
80,230	Eaton Vance Corp.	3,796,484
27,552	FactSet Research Systems, Inc.^	4,578,591
25,410	Federated Investors, Inc., Class B^	717,833
125,827	Janus Henderson Group plc*	4,166,132
61,138	Legg Mason, Inc.	2,333,026
26,177	MarketAxess Holdings, Inc.	5,264,195
62,831	MSCI, Inc., Class A	6,470,964
93,059	SEI Investments Co.	5,004,713
48,056	Stifel Financial Corp.*	2,209,615

		34,541,553

Chemicals (2.9%):
43,229	Ashland Global Holdings, Inc.^	2,849,223
43,717	Cabot Corp.	2,335,799
127,232	Chemours Co. (The)	4,824,637
24,906	Minerals Technologies, Inc.	1,823,119
6,481	NewMarket Corp.^	2,984,371
115,998	Olin Corp.^	3,512,419
58,063	PolyOne Corp.	2,249,361
92,929	RPM International, Inc.	5,069,278
31,031	Scotts Miracle-Gro Co. (The)^	2,776,033
31,192	Sensient Technologies Corp.	2,511,892
143,092	Valvoline, Inc.	3,394,142

		34,330,274

Commercial Services & Supplies (1.5%):
36,824	Clean Harbors, Inc.*	2,055,884
142,424	Copart, Inc.*	4,527,658
33,964	Deluxe Corp.^	2,350,988
42,946	Herman Miller, Inc.	1,305,558
30,384	HNI Corp.	1,211,410
21,568	MSA Safety, Inc.	1,750,675
130,317	Pitney Bowes, Inc.	1,967,787
67,453	Rollins, Inc.^	2,746,012

		17,915,972

Communications Equipment (1.5%):
133,005	ARRIS International plc*^	3,726,800
283,867	Brocade Communications Systems, Inc.	3,579,563
98,751	Ciena Corp.*^	2,470,750
24,547	InterDigital, Inc.	1,897,483
62,866	NetScout Systems, Inc.*^	2,162,590
24,047	Plantronics, Inc.	1,257,899
37,275	ViaSat, Inc.*	2,467,605

		17,562,690

Continued

2

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (1.1%):
108,838	Aecom Technology Corp.*^	$3,518,733
21,416	Dycom Industries, Inc.*^	1,917,160
41,619	Emcor Group, Inc.	2,721,050
27,717	Granite Construction, Inc.^	1,337,068
100,166	KBR, Inc.^	1,524,527
15,845	Valmont Industries, Inc.	2,370,412

		13,388,950

Construction Materials (0.3%):
33,969	Eagle Materials, Inc., Class A	3,139,415

Consumer Finance (0.3%):
299,442	SLM Corp.*	3,443,583

Containers & Packaging (2.0%):
43,579	AptarGroup, Inc.	3,785,272
64,709	Bemis Co., Inc.	2,992,791
18,824	Greif, Inc., Class A	1,050,003
113,889	Owens-Illinois, Inc.*	2,724,225
65,375	Packaging Corp. of America	7,282,121
52,858	Silgan Holdings, Inc.^	1,679,827
69,298	Sonoco Products Co.^	3,563,303

		23,077,542

Distributors (0.3%):
28,918	Pool Corp.	3,399,889

Diversified Consumer Services (0.8%):
40,428	Adtalem Global Education, Inc.	1,534,243
3,292	Graham Holdings Co., Class B	1,974,048
129,726	Service Corp. International	4,339,334
32,382	Sotheby’s*^	1,737,942

		9,585,567

Diversified Telecommunication Services (0.1%):
826,153	Frontier Communications Corp.^	958,337

Electric Utilities (1.9%):
150,001	Great Plains Energy, Inc.	4,392,029
76,444	Hawaiian Electric Industries, Inc.	2,475,257
35,313	IDACORP, Inc.	3,013,965
138,983	OGE Energy Corp.	4,835,219
55,984	PNM Resources, Inc.	2,141,388
98,762	Westar Energy, Inc.	5,236,360

		22,094,218

Electrical Equipment (0.7%):
30,336	EnerSys	2,197,843
35,915	Hubbell, Inc.	4,064,501
31,527	Regal-Beloit Corp.	2,571,027

		8,833,371

Electronic Equipment, Instruments & Components (4.7%):
61,941	Arrow Electronics, Inc.*	4,857,413
86,802	Avnet, Inc.	3,374,862
29,222	Belden, Inc.^	2,204,215
60,234	Cognex Corp.	5,113,867
17,109	Coherent, Inc.*	3,849,354
25,814	IPG Photonics Corp.*^	3,745,611

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
127,255	Jabil, Inc.	$3,714,573
128,616	Keysight Technologies, Inc.*	5,007,021
61,339	Knowles Corp.*^	1,037,856
15,961	Littlelfuse, Inc.	2,633,565
74,342	National Instruments Corp.	2,990,035
20,535	SYNNEX Corp.	2,463,379
24,383	Tech Data Corp.*	2,462,683
174,643	Trimble Navigation, Ltd.*	6,229,516
78,088	VeriFone Systems, Inc.*	1,413,393
95,112	Vishay Intertechnology, Inc.^	1,578,859
36,290	Zebra Technologies Corp., Class A*^	3,647,871

		56,324,073

Energy Equipment & Services (0.9%):
43,916	Diamond Offshore Drilling, Inc.*^	475,610
26,612	Dril-Quip, Inc.*^	1,298,666
215,146	Ensco plc, Class A, ADR^	1,110,153
200,979	Nabors Industries, Ltd.	1,635,969
69,851	Oceaneering International, Inc.^	1,595,397
37,455	Oil States International, Inc.*^	1,016,903
112,436	Patterson-UTI Energy, Inc.	2,270,083
90,240	Rowan Cos. plc, Class A*	924,058
100,677	Superior Energy Services, Inc.*^	1,050,061

		11,376,900

Equity Real Estate Investment Trusts (9.1%):
92,741	American Campus Communities, Inc.	4,386,649
60,868	Camden Property Trust	5,204,823
59,794	Care Capital Properties, Inc.	1,596,500
82,681	Corecivic, Inc.^	2,280,342
69,523	Corporate Office Properties Trust	2,435,391
293,121	Cousins Properties, Inc.^	2,576,534
54,701	Cyrusone, Inc.	3,049,581
64,296	DCT Industrial Trust, Inc.	3,435,978
102,486	Douglas Emmett, Inc.	3,915,990
245,515	Duke Realty Corp.	6,862,143
51,683	Education Realty Trust, Inc.^	2,002,716
44,824	EPR Properties	3,221,501
82,621	First Industrial Realty Trust, Inc.	2,364,613
87,416	Geo Group, Inc. (The)	2,584,891
80,887	Healthcare Realty Trust, Inc.	2,762,291
70,994	Highwoods Properties, Inc.	3,600,106
112,153	Hospitality Properties Trust	3,269,260
67,983	Kilroy Realty Corp.	5,108,922
58,244	Lamar Advertising Co., Class A^	4,285,011
78,895	LaSalle Hotel Properties^	2,351,071
102,445	Liberty Property Trust	4,170,536
32,582	Life Storage, Inc.^	2,414,326
62,708	Mack-Cali Realty Corp.^	1,701,895
254,739	Medical Properties Trust, Inc.^	3,278,491
104,070	National Retail Properties, Inc.	4,069,137
136,886	Omega Healthcare Investors, Inc.^	4,519,976
29,156	Potlatch Corp.	1,332,429
66,770	Quality Care Properties*	1,222,559

Continued

3

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
90,627	Rayonier, Inc.	$2,607,339
163,261	Senior Housing Properties Trust	3,337,055
67,903	Tanger Factory Outlet Centers, Inc.^	1,764,120
42,459	Taubman Centers, Inc.	2,528,433
110,766	Uniti Group, Inc.	2,784,657
70,378	Urban Edge Properties^	1,670,070
134,485	Washington Prime Group, Inc.^	1,125,639
83,055	Weingarten Realty Investors	2,499,956

		108,320,931

Food & Staples Retailing (0.5%):
27,304	Casey’s General Stores, Inc.^	2,924,532
91,221	Sprouts Farmers Market, Inc.*^	2,067,980
35,396	United Natural Foods, Inc.*^	1,299,033

		6,291,545

Food Products (2.3%):
63,768	Dean Foods Co.^	1,084,056
129,788	Flowers Foods, Inc.^	2,246,630
72,626	Hain Celestial Group, Inc.*	2,819,341
49,827	Ingredion, Inc.	5,939,877
96,739	Lamb Weston Holding, Inc.	4,260,386
13,760	Lancaster Colony Corp.	1,687,251
46,262	Post Holdings, Inc.*^	3,592,244
60,360	Snyders-Lance, Inc.^	2,089,663
13,006	Tootsie Roll Industries, Inc.^	453,259
39,650	TreeHouse Foods, Inc.*^	3,239,009

		27,411,716

Gas Utilities (2.2%):
73,021	Atmos Energy Corp.	6,057,093
59,723	National Fuel Gas Co.^	3,334,932
60,807	New Jersey Resources Corp.	2,414,038
36,738	ONE Gas, Inc.	2,564,680
33,456	Southwest Gas Corp.	2,444,295
120,047	UGI Corp.	5,811,475
35,824	WGL Holdings, Inc.	2,988,796

		25,615,309

Health Care Equipment & Supplies (3.4%):
27,812	ABIOMED, Inc.*	3,985,460
50,562	Globus Medical, Inc., Class A*^	1,676,130
32,289	Halyard Health, Inc.*	1,268,312
41,685	Hill-Rom Holdings, Inc.	3,318,543
30,903	LivaNova plc*^	1,891,573
31,059	Masimo Corp.*	2,831,960
35,282	NuVasive, Inc.*^	2,713,891
98,206	ResMed, Inc.^	7,647,301
59,198	STERIS plc^	4,824,637
31,158	Teleflex, Inc.	6,473,386
51,007	West Pharmaceutical Services, Inc.	4,821,182

		41,452,375

Health Care Providers & Services (2.3%):
53,833	Acadia Healthcare Co., Inc.*^	2,658,274
62,532	HealthSouth Corp.	3,026,549

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
28,659	LifePoint Hospitals, Inc.*^	$1,924,452
65,419	MEDNAX, Inc.*^	3,949,345
30,258	Molina Healthcare, Inc.*	2,093,248
43,631	Owens & Minor, Inc.^	1,404,482
53,532	Tenet Healthcare Corp.*^	1,035,309
56,520	VCA Antech, Inc.*	5,217,361
30,836	WellCare Health Plans, Inc.*	5,536,912

		26,845,932

Health Care Technology (0.4%):
124,505	Allscripts Healthcare Solutions, Inc.*^	1,588,684
38,505	Medidata Solutions, Inc.*	3,011,091

		4,599,775

Hotels, Restaurants & Leisure (2.8%):
34,870	Brinker International, Inc.^	1,328,547
11,103	Buffalo Wild Wings, Inc.*	1,406,750
31,413	Cheesecake Factory, Inc. (The)^	1,580,074
8,805	Churchill Downs, Inc.	1,613,957
16,886	Cracker Barrel Old Country Store, Inc.^	2,824,184
33,353	Domino’s Pizza, Inc.	7,055,159
64,081	Dunkin’ Brands Group, Inc.^	3,532,145
16,864	International Speedway Corp., Class A	633,243
20,777	Jack in the Box, Inc.	2,046,535
14,853	Panera Bread Co., Class A*	4,673,347
18,933	Papa John’s International, Inc.^	1,358,632
45,548	Texas Roadhouse, Inc.^	2,320,671
135,434	Wendy’s Co. (The)	2,100,581

		32,473,825

Household Durables (1.8%):
53,461	CalAtlantic Group, Inc.^	1,889,846
19,151	Helen of Troy, Ltd.*	1,802,109
57,454	KB Home^	1,377,172
2,421	NVR, Inc.*	5,836,088
32,473	Tempur Sealy International, Inc.*^	1,733,733
103,199	Toll Brothers, Inc.	4,077,393
113,928	TRI Pointe Homes, Inc.*^	1,502,710
35,716	Tupperware Brands Corp.	2,508,335

		20,727,386

Household Products (0.2%):
43,545	Energizer Holdings, Inc.	2,091,031

Industrial Conglomerates (0.4%):
44,918	Carlisle Cos., Inc.	4,285,177

Insurance (3.9%):
8,533	Alleghany Corp.*	5,075,428
51,207	American Financial Group, Inc.	5,088,440
42,258	Aspen Insurance Holdings, Ltd.	2,106,562
80,252	Brown & Brown, Inc.	3,456,454
122,230	CNO Financial Group, Inc.	2,552,162
77,037	First American Financial Corp.	3,442,784
329,921	Genworth Financial, Inc., Class A*	1,243,802
29,894	Hanover Insurance Group, Inc. (The)	2,649,505

Continued

4

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
34,903	Kemper Corp.	$1,347,256
26,031	Mercury General Corp.^	1,405,674
170,898	Old Republic International Corp.^	3,337,638
32,104	Primerica, Inc.^	2,431,878
44,678	Reinsurance Group of America, Inc.	5,736,208
11,228	RenaissanceRe Holdings, Ltd.	1,561,253

67,503	W.R. Berkley Corp.	4,669,183

		46,104,227

Internet & Direct Marketing Retail (0.1%):
22,089	HSN, Inc.^	704,639

Internet Software & Services (0.9%):
51,472	Cars.com, Inc.*^	1,370,699
33,493	j2 Global, Inc.^	2,849,919
36,698	LogMeIn, Inc.	3,834,942
26,502	WebMD Health Corp.*^	1,554,342

		9,609,902

IT Services (3.3%):
56,175	Acxiom Corp.*	1,459,427
82,146	Broadridge Financial Solutions, Inc.	6,206,951
67,049	Convergys Corp.^	1,594,425
59,366	CoreLogic, Inc.*	2,575,297
44,290	DST Systems, Inc.	2,732,693
53,966	Jack Henry & Associates, Inc.^	5,605,448
99,288	Leidos Holdings, Inc.	5,132,197
45,498	Maximus, Inc.	2,849,540
12,323	NeuStar, Inc., Class A*	410,972
144,098	Sabre Corp.^	3,137,013
30,038	Science Applications International Corp.	2,085,238
92,065	Teradata Corp.*^	2,714,997
26,984	WEX, Inc.*	2,813,622

		39,317,820

Leisure Products (0.7%):
62,223	Brunswick Corp.	3,903,249
40,935	Polaris Industries, Inc.^	3,775,435

		7,678,684

Life Sciences Tools & Services (1.3%):
14,562	Bio-Rad Laboratories, Inc., Class A*	3,295,526
25,937	Bio-Techne Corp.	3,047,598
33,207	Charles River Laboratories International, Inc.*	3,358,888
37,787	INC Research Holdings, Inc., Class A*	2,210,540
35,785	PAREXEL International Corp.*	3,110,074

		15,022,626

Machinery (4.8%):
46,834	AGCO Corp.	3,156,143
35,523	Crane Co.	2,819,816
92,094	Donaldson Co., Inc.	4,193,961
38,729	Graco, Inc.^	4,232,305
52,981	IDEX Corp.	5,987,382

Shares		Fair Value
Common Stocks, continued
Machinery, continued
62,431	ITT, Inc.	$2,508,478
55,827	Kennametal, Inc.	2,089,046
43,145	Lincoln Electric Holdings, Inc.	3,973,223
37,361	Nordson Corp.	4,532,637
51,818	OshKosh Corp.	3,569,224
67,138	Terex Corp.^	2,517,675
49,512	Timken Co.	2,289,930
75,295	Toro Co.	5,217,191
104,627	Trinity Industries, Inc.^	2,932,695
60,054	Wabtec Corp.^	5,494,940
38,759	Woodward, Inc.	2,619,333

		58,133,979

Marine (0.2%):
37,721	Kirby Corp.*^	2,521,649

Media (1.5%):
39,631	AMC Networks, Inc., Class A*^	2,116,692
3,310	Cable One, Inc.	2,353,079

74,004	Cinemark Holdings, Inc.^	2,875,055
31,870	John Wiley & Sons, Inc., Class A	1,681,143
93,481	Live Nation, Inc.*	3,257,812
26,220	Meredith Corp.^	1,558,779
79,971	New York Times Co. (The), Class A	1,415,487
151,644	Tegna, Inc.^	2,185,190

		17,443,237

Metals & Mining (2.0%):
73,478	Allegheny Technologies, Inc.^	1,249,861
32,303	Carpenter Technology Corp.^	1,209,101
82,515	Commercial Metals Co.^	1,603,266
24,079	Compass Minerals International, Inc.^	1,572,359
50,827	Reliance Steel & Aluminum Co.	3,700,714
45,681	Royal Gold, Inc.	3,570,884
167,917	Steel Dynamics, Inc.	6,013,107
118,368	United States Steel Corp.	2,620,668
31,351	Worthington Industries, Inc.^	1,574,447

		23,114,407

Multiline Retail (0.2%):
31,298	Big Lots, Inc.^	1,511,694
16,618	Dillard’s, Inc., Class A^	958,692

		2,470,386

Multi-Utilities (1.0%):
37,543	Black Hills Corp.^	2,533,026
136,462	MDU Resources Group, Inc.	3,575,304
34,194	NorthWestern Corp.	2,086,518
58,006	Vectren Corp.	3,389,871

		11,584,719

Oil, Gas & Consumable Fuels (1.9%):
124,782	CONSOL Energy, Inc.*^	1,864,243
67,707	Energen Corp.*	3,342,695
107,875	Gulfport Energy Corp.*	1,591,156
123,102	HollyFrontier Corp.^	3,381,613

Continued

5

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
66,520	Matador Resources Co.*^	$1,421,532
78,062	PBF Energy, Inc., Class A^	1,737,660
163,884	QEP Resources, Inc.*	1,655,228
65,356	SM Energy Co.^	1,080,335
344,740	Southwestern Energy Co.*^	2,096,019
49,052	World Fuel Services Corp.	1,886,049
273,829	WPX Energy, Inc.*	2,645,188

		22,701,718

Paper & Forest Products (0.4%):
43,955	Domtar Corp.	1,688,751
101,965	Louisiana-Pacific Corp.*	2,458,376

		4,147,127

Personal Products (0.5%):
319,128	Avon Products, Inc.*^	1,212,686
40,272	Edgewell Personal Care Co.*^	3,061,478
35,143	Nu Skin Enterprises, Inc., Class A^	2,208,386

		6,482,550

Pharmaceuticals (0.7%):
59,033	Akorn, Inc.*	1,979,967
85,904	Catalent, Inc.*	3,015,231
141,918	Endo International plc*	1,585,224
36,987	Prestige Brands Holdings, Inc.*	1,953,283

		8,533,705

Professional Services (0.8%):
25,841	Dun & Bradstreet Corp.	2,794,704
29,672	FTI Consulting, Inc.*	1,037,333
47,070	Manpower, Inc.	5,255,366

		9,087,403

Real Estate Management & Development (0.5%):
33,140	Alexander & Baldwin, Inc.	1,371,333
31,615	Jones Lang LaSalle, Inc.	3,951,875

		5,323,208

Road & Rail (1.3%):
59,359	Avis Budget Group, Inc.*^	1,618,720
43,164	Genesee & Wyoming, Inc., Class A*	2,951,986
29,383	Landstar System, Inc.	2,515,185
48,237	Old Dominion Freight Line, Inc.	4,594,092
37,696	Ryder System, Inc.	2,713,358
32,767	Werner Enterprises, Inc.^	961,711

		15,355,052

Semiconductors & Semiconductor Equipment (2.4%):
45,046	Cirrus Logic, Inc.*^	2,825,285
66,627	Cree, Inc.*^	1,642,356
223,966	Cypress Semiconductor Corp.^	3,057,136
52,937	First Solar, Inc.*^	2,111,128
90,826	Integrated Device Technology, Inc.*	2,342,403
79,886	Microsemi Corp.*	3,738,664
26,663	Monolithic Power Systems, Inc.	2,570,313
28,790	Silicon Laboratories, Inc.*	1,967,797

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
24,124	Synaptics, Inc.*^	$1,247,452
138,053	Teradyne, Inc.	4,145,731
76,584	Versum Materials, Inc.	2,488,980

		28,137,245

Software (3.9%):
81,038	ACI Worldwide, Inc.*^	1,812,820
33,337	Blackbaud, Inc.	2,858,648
193,091	Cadence Design Systems, Inc.*	6,466,617
100,575	CDK Global, Inc.	6,241,685
28,515	CommVault Systems, Inc.*	1,609,672
21,788	Fair Isaac Corp.	3,037,465
102,951	Fortinet, Inc.*	3,854,485
48,950	Manhattan Associates, Inc.*^	2,352,537
79,497	PTC, Inc.*	4,381,875
72,132	Take-Two Interactive Software, Inc.*	5,293,046
23,398	Tyler Technologies, Inc.*	4,110,327
20,657	Ultimate Software Group, Inc. (The)*^	4,339,209

		46,358,386

Specialty Retail (1.8%):
44,473	Aaron’s, Inc.	1,730,000
116,879	American Eagle Outfitters, Inc.^	1,408,392
36,020	Cabela’s, Inc., Class A*	2,140,308
88,571	Chico’s FAS, Inc.^	834,339
61,093	Dick’s Sporting Goods, Inc.	2,433,333
71,088	GameStop Corp., Class A^	1,536,212
73,780	Michaels Cos., Inc. (The)*	1,366,406
24,392	Murphy U.S.A., Inc.*^	1,807,691
351,379	Office Depot, Inc.	1,981,778
98,599	Sally Beauty Holdings, Inc.*^	1,996,630
60,031	Urban Outfitters, Inc.*^	1,112,975
56,507	Williams-Sonoma, Inc.^	2,740,589

		21,088,653

Technology Hardware, Storage & Peripherals (0.5%):
71,229	3D Systems Corp.*^	1,331,982
50,870	Diebold, Inc.^	1,424,360
85,183	NCR Corp.*	3,478,874

		6,235,216

Textiles, Apparel & Luxury Goods (0.8%):
34,033	Carter’s, Inc.	3,027,235
22,247	Deckers Outdoor Corp.*	1,518,580
88,446	Kate Spade & Co.*	1,635,367
93,902	Skechers U.S.A., Inc., Class A*	2,770,109

		8,951,291

Thrifts & Mortgage Finance (0.6%):
339,934	New York Community Bancorp, Inc.^	4,463,334
63,181	Washington Federal, Inc.	2,097,609

		6,560,943

Trading Companies & Distributors (0.8%):
27,481	GATX Corp.^	1,766,204
31,325	MSC Industrial Direct Co., Inc., Class A	2,692,697

Continued

6

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
72,390	NOW, Inc.*^	$1,164,031
21,283	Watsco, Inc.^	3,281,839

		8,904,771

Water Utilities (0.3%):
123,875	Aqua America, Inc.^	4,125,038

Wireless Telecommunication Services (0.2%):
66,578	Telephone & Data Systems, Inc.	1,847,540

Total Common Stocks (Cost $945,118,213)		1,147,485,820

Private Placements (1.6%):
Internet & Direct Marketing Retail (1.1%):
$76,914	Airbnb, Inc., Series D, 0.00%(a)(b)	9,139,691
37,815	Flipkart, Series D, 0.00%(a)(b)	3,332,012

		12,471,703

Internet Software & Services (0.3%):
245,606	DropBox, Inc., 0.00%(a)(b)	2,949,728
116,948	SurveyMonkey, Inc., 0.00%(a)(b)	1,070,074

		4,019,802

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements, continued
Software (0.2%):
$229,712	Palantir Technologies, Inc., Series G(a)(b)	$1,839,993
67,672	Palantir Technologies, Inc., Series H, 0.00%(a)(b)	542,052
67,672	Palantir Technologies, Inc., Series H1, 0.00%(a)(b)	542,053

		2,924,098

Total Private Placements (Cost $9,323,427)		19,415,603

Securities Held as Collateral for Securities on Loan (23.8%):
$280,647,864	AZL Mid Cap Index Fund Securities Lending Collateral Account(c)	280,647,864

Total Securities Held as Collateral for Securities on Loan (Cost $280,647,864)		280,647,864

Unaffiliated Investment Company (1.3%):
14,910,589	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.75%(d)	14,910,589

Total Unaffiliated Investment Company (Cost $14,910,589)		14,910,589

Total Investment Securities (Cost $1,250,000,093)(e) — 124.0%		1,462,459,876
Net other assets (liabilities) — (24.0)%		(283,311,898)

Net Assets — 100.0%		$1,179,147,978

Percentages indicated are based on net assets as of June 30, 2017.

ADR — American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $273,689,422.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2017, these securities represent 1.65% of the net assets of the fund.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2017. The total of all such securities represent 1.65% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(d)	The rate represents the effective yield at June 30, 2017.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $473,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P Midcap 400 E-mini September Futures	Long	9/15/17	78	$13,619,580	$79,351

See accompanying notes to the financial statements.

7

AZL Mid Cap Index Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investment securities, at cost	$1,250,000,093

Investment securities, at value*	$1,462,459,876
Cash	20
Segregated cash for collateral	473,000
Interest and dividends receivable	1,266,382
Receivable for investments sold	32,000
Receivable for variation margin on futures contracts	9,360
Reclaims receivable	8,966

Total Assets	1,464,249,604

Liabilities:
Payable for investments purchased	2,984,428
Payable for capital shares redeemed	659,612
Payable for collateral received on loaned securities	280,647,864
Manager fees payable	243,696
Administration fees payable	27,331
Distribution fees payable	232,357
Custodian fees payable	6,700
Administrative and compliance services fees payable	5,065
Transfer agent fees payable	1,926
Trustee fees payable	10,039
Other accrued liabilities	282,608

Total Liabilities	285,101,626

Net Assets	$1,179,147,978

Net Assets Consist of:
Capital	$838,138,825
Accumulated net investment income/(loss)	11,852,668
Accumulated net realized gains/(losses) from investment transactions	116,617,188
Net unrealized appreciation/(depreciation) on investments	212,539,297

Net Assets	$1,179,147,978

Class 1
Net Assets	$54,953,921
Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,752,259
Net Asset Value (offering and redemption price per share)	$11.56

Class 2
Net Assets	$1,124,194,057
Shares of beneficial interest (unlimited number of shares authorized, no par value)	49,465,558
Net Asset Value (offering and redemption price per share)	$22.73

*	Includes securities on loan of $273,689,422.

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$9,110,161
Income from securities lending	509,171
Foreign withholding tax	(741)

Total Investment Income	9,618,591

Expenses:
Manager fees	1,543,592
Administration fees	156,712
Distribution fees — Class 2	1,475,334
Custodian fees	25,340
Administrative and compliance services fees	11,843
Transfer agent fees	7,228
Trustee fees	38,638
Professional fees	40,520
Shareholder reports	21,895
Other expenses	173,290

Total expenses	3,494,392

Net Investment Income/(Loss)	6,124,199

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	60,628,555
Net realized gains/(losses) on futures contracts	530,155
Change in net unrealized appreciation/depreciation on investments	5,811,815

Net Realized/Unrealized Gains/(Losses) on Investments	66,970,525

Change in Net Assets Resulting From Operations	$73,094,724

See accompanying notes to the financial statements.

8

AZL Mid Cap Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016*
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$6,124,199	$6,486,876
Net realized gains/(losses) on investment transactions	61,158,710	66,717,171
Change in unrealized appreciation/depreciation on investments	5,811,815	79,261,381

Change in net assets resulting from operations	73,094,724	152,465,428

Distributions to Shareholders:
From net investment income:
Class 1	—	—
Class 2	—	(4,261,287)
From net realized gains:
Class 1	—	—
Class 2	—	(57,736,235)

Change in net assets resulting from distributions to shareholders	—	(61,997,522)

Capital Transactions:
Class 1
Proceeds from shares issued	58,111	51,600,599
Value of shares redeemed	(2,640,228)	(1,868,942)

Total Class 1 Shares	(2,582,117)	49,731,657

Class 2
Proceeds from shares issued	2,860,489	392,352,971
Proceeds from shares issued in merger	—	371,150,604
Proceeds from dividends reinvested	—	61,997,522
Value of shares redeemed	(171,075,918)	(94,941,552)

Total Class 2 Shares	(168,215,429)	730,559,545

Change in net assets resulting from capital transactions	(170,797,546)	780,291,202

Change in net assets	(97,702,822)	870,759,108
Net Assets:
Beginning of period	1,276,850,800	406,091,692

End of period	$1,179,147,978	$1,276,850,800

Accumulated net investment income/(loss)	$11,852,668	$5,728,469

Share Transactions:
Class 1
Shares issued	5,125	5,159,658
Shares redeemed	(233,451)	(179,073)

Total Class 1 Shares	(228,326)	4,980,585

Class 2
Shares issued	128,664	19,931,749
Shares issued in merger	—	19,109,902
Dividends reinvested	—	3,156,696
Shares redeemed	(7,648,771)	(4,459,133)

Total Class 2 Shares	(7,520,107)	37,739,214

Change in shares	(7,748,433)	42,719,799

*	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

See accompanying notes to the financial statements.

9

AZL Mid Cap Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016*		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$10.90		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.13		0.12
Net Realized and Unrealized Gains/(Losses) on Investments	0.53		0.78

Total from Investment Activities	0.66		0.90

Net Asset Value, End of Period	$11.56		$10.90

Total Return(a)	6.06	%(b)	9.00%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$54,954		$54,300
Net Investment Income/(Loss)(c)	1.27%		1.26%
Expenses Before Reductions(c)(d)	0.33%		0.31%
Expenses Net of Reductions(c)	0.33%		0.31%
Portfolio Turnover Rate(f)	10	%(b)	86	%(e)
Class 2
Net Asset Value, Beginning of Period	$21.45		$21.10		$23.49	$22.43	$17.27	$15.10

Investment Activities:
Net Investment Income/(Loss)	0.13		0.13		0.30	0.19	0.14	0.14
Net Realized and Unrealized Gains/(Losses) on Investments	1.15		3.67		(0.91)	1.85	5.47	2.45

Total from Investment Activities	1.28		3.80		(0.61)	2.04	5.61	2.59

Dividends to Shareholders From:
Net Investment Income	—		(0.24)		(0.27)	(0.16)	(0.14)	(0.07)
Net Realized Gains	—		(3.21)		(1.51)	(0.82)	(0.31)	(0.35)

Total Dividends	—		(3.45)		(1.78)	(0.98)	(0.45)	(0.42)

Net Asset Value, End of Period	$22.73		$21.45		$21.10	$23.49	$22.43	$17.27

Total Return(a)	5.97	%(b)	19.52%		(2.67)%	9.21%	32.71%	17.22%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,124,194		$1,222,550		$406,092	$554,440	$492,994	$311,979
Net Investment Income/(Loss)(c)	1.01%		1.14%		0.95%	0.88%	0.86%	1.04%
Expenses Before Reductions(c)(d)	0.58%		0.57%		0.57%	0.57%	0.58%	0.60%
Expenses Net of Reductions(c)	0.58%		0.57%		0.57%	0.57%	0.58%	0.60%
Portfolio Turnover Rate(f)	10	%(b)	86	%(e)	26%	13%	12%	9%

*	Period from commencement of operations. Class 1 Shares commenced operations on October 17, 2016.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 86%.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

10

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Mid Cap Index Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $245 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $56,108 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions Common Stocks	$278,824,975	$1,822,889	$—	$—	$280,647,864

Total Securities Lending Transactions	278,824,975	1,822,889	—	—	280,647,864

Total Borrowings	$278,824,975	$1,822,889	$—	$—	$280,647,864

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$280,647,864

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2017, the Fund engaged in such affiliated transactions at the current market price.

The Fund is permitted to purchase and sell securities (“crosstrade”) from and to other Allianz Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each crosstrade is executed at the current market price in compliance with provisions of the Rule. For the period ended June 30, 2017, the Fund participated in following cross-trade transactions:

	Purchases	Sales	Realilzed (Gain/Loss)
AZL Mid Cap Index Fund	$25,068,210	$56,076,157	$13,266,829

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2017, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional

12

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

amount of futures contracts outstanding was $13.6 million as of June 30, 2017. The monthly average notional amount for these contracts was $24.8 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$79,351	Payable for variation on futures contracts	$—

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$530,155	$199,106

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Mid Cap Index Fund Class 1	0.25%	0.46%
AZL Mid Cap Index Fund Class 2	0.25%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2017, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

13

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $7,691 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$1,147,485,820	$—	$—	$1,147,485,820
Private Placements+	—	—	19,415,603	19,415,603
Securities Held as Collateral for Securities on Loan	—	280,647,864	—	280,647,864
Unaffiliated Investment Company	14,910,589	—	—	14,910,589

Total Investment Securities	1,162,396,409	280,647,864	19,415,603	1,462,459,876

Other Financial Instruments:*
Futures Contracts	79,351	—	—	79,351

Total Investments	$1,162,475,760	$280,647,864	$19,415,603	$1,462,539,227

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

14

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Mid Cap Index Fund	$120,931,617	$281,706,411

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2017 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Airbnb, Inc., Series D, 0.00%	4/16/14	3,131,402	76,914	9,139,691	0.78%
DropBox, Inc., 0.00%	5/1/12	222,513	245,606	2,949,728	0.25%
Flipkart, Series D, 0.00%	10/4/13	867,741	37,815	3,332,012	0.28%
Palantir Technologies, Inc., Series G, 0.00%	7/19/12	702,919	229,712	1,839,993	0.16%
Palantir Technologies, Inc., Series H, 0.00%	10/25/13	237,529	67,672	542,053	0.05%
Palantir Technologies, Inc., Series H1, 0.00%	10/25/13	237,529	67,672	542,053	0.05%
Survey Monkey, Inc., 0.00%	11/25/14	1,923,795	116,948	1,070,074	0.09%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $1,255,457,895. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$238,116,287
Unrealized (depreciation)	(31,114,306)

Net unrealized appreciation/(depreciation)	$207,001,981

Capital loss carry forwards (“CLCFs”) subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or longterm. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

During the year ended December 31, 2016, the Fund utilized $6,039,847 in CLCFs to offset capital gains.

15

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Mid Cap Index Fund	$5,707,139	$56,290,383	$61,997,522

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Mid Cap Index Fund	$5,728,468	$62,070,074	$—	$200,115,887	$267,914,429

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2017.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

10. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

16

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® Moderate Index Strategy Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Moderate Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Moderate Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Moderate Index Strategy Fund	$1,000.00	$1,065.00	$0.56	0.11%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Moderate Index Strategy Fund	$1,000.00	$1,024.25	$0.55	0.11%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Affiliated Investment Companies	100.0%

Total Investment Securities	100.0
Net other assets (liabilities)	— ^

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL Moderate Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
2,886,669	AZL Mid Cap Index Fund, Class 2	$65,613,993
6,726,619	AZL International Index Fund, Class 2	108,567,636
26,200,628	AZL Enhanced Bond Index Fund	285,324,836
2,267,419	AZL Small Cap Stock Index Fund, Class 2	33,104,323
14,832,924	AZL S&P 500 Index Fund, Class 2	227,537,047

Total Affiliated Investment Company (Cost $661,195,044)		720,147,835

Total Investment Securities (Cost $661,195,044)(a) — 100.0%		720,147,835
Net other assets (liabilities) — 0.0%		(92,979)

Net Assets — 100.0%		$720,054,856

Percentages indicated are based on net assets as of June 30, 2017.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

AZL Moderate Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments in affiliates, at cost	$661,195,044

Investments in affiliates, at value	$720,147,835
Interest and dividends receivable	6
Foreign currency, at value (cost $134,551)	140,856
Receivable for investments sold	447,051
Reclaims receivable	165,704
Prepaid expenses	2,163

Total Assets	720,903,615

Liabilities:
Cash overdraft	375,807
Payable for capital shares redeemed	353,406
Manager fees payable	29,870
Administration fees payable	13,061
Custodian fees payable	851
Administrative and compliance services fees payable	6,175
Transfer agent fees payable	2,087
Trustee fees payable	12,311
Other accrued liabilities	55,191

Total Liabilities	848,759

Net Assets	$720,054,856

Net Assets Consist of:
Capital	$475,782,187
Accumulated net investment income/(loss)	15,032,920
Accumulated net realized gains/(losses) from investment transactions	170,275,811
Net unrealized appreciation/(depreciation) on investments	58,963,938

Net Assets	$720,054,856

Shares of beneficial interest (unlimited number of shares authorized, no par value)	43,518,610
Net Asset Value (offering and redemption price per share)	$16.55

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$28

Total Investment Income	28

Expenses:
Manager fees	1,440,911
Administration fees	42,630
Custodian fees	2,527
Administrative and compliance services fees	10,164
Transfer agent fees	5,511
Trustee fees	33,094
Professional fees	34,786
Shareholder reports	17,193
Other expenses	22,149

Total expenses before reductions	1,608,965
Less expenses voluntarily waived/reimbursed by the Manager	(1,207,532)

Net expenses	401,433

Net Investment Income/(Loss)	(401,405)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	82,357
Net realized gains/(losses) on securities transactions from affiliates	5,473,656
Change in net unrealized appreciation/depreciation on investments	40,391,578

Net Realized/Unrealized Gains/(Losses) on Investments	45,947,591

Change in Net Assets Resulting From Operations	$45,546,186

See accompanying notes to the financial statements.

3

AZL Moderate Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(401,405)	$14,269,887
Net realized gains/(losses) on investment transactions	5,556,013	173,812,372
Change in unrealized appreciation/depreciation on investments	40,391,578	(97,323,376)

Change in net assets resulting from operations	45,546,186	90,758,883

Distributions to Shareholders:
From net investment income	—	(23,360,750)
From net realized gains	—	(39,514,827)

Change in net assets resulting from distributions to shareholders	—	(62,875,577)

Capital Transactions:
Proceeds from shares issued	2,674,050	32,714,418
Proceeds from dividends reinvested	—	62,875,577
Value of shares redeemed	(49,099,028)	(685,045,161)

Change in net assets resulting from capital transactions	(46,424,978)	(589,455,166)

Change in net assets	(878,792)	(561,571,860)
Net Assets:
Beginning of period	720,933,648	1,282,505,508

End of period	$720,054,856	$720,933,648

Accumulated net investment income/(loss)	$15,032,920	$15,434,325

Share Transactions:
Shares issued	167,790	2,178,543
Dividends reinvested	—	4,163,946
Shares redeemed	(3,039,936)	(45,256,962)

Change in shares	(2,872,146)	(38,914,473)

See accompanying notes to the financial statements.

4

AZL Moderate Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$15.54		$15.03	$16.50	$15.73		$12.73		$11.54

Investment Activities:
Net Investment Income/(Loss)	(0.01	)^	0.32	0.19	0.23		0.11		0.15
Net Realized and Unrealized Gains/(Losses) on Investments	1.02		1.00	(0.61)	1.10		3.02		1.22

Total from Investment Activities	1.01		1.32	(0.42)	1.33		3.13		1.37

Dividends to Shareholders From:
Net Investment Income	—		(0.30)	(0.36)	(0.13)		(0.13)		(0.18)
Net Realized Gains	—		(0.51)	(0.69)	(0.43)		—		—

Total Dividends	—		(0.81)	(1.05)	(0.56)		(0.13)		(0.18)

Net Asset Value, End of Period	$16.55		$15.54	$15.03	$16.50		$15.73		$12.73

Total Return(a)	6.50	%(b)	8.91%	(2.47)%	8.50%		24.67%		11.91%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$720,055		$720,934	$1,282,506	$1,317,095		$1,072,014		$575,068
Net Investment Income/(Loss)(c)	(0.11)%		1.25%	1.22%	1.57%		1.20%		1.46%
Expenses Before Reductions(c)(d)	0.45%		0.96%	1.05%	1.05%		1.06%		1.07%
Expenses Net of Reductions(c)	0.11%		0.83%	0.96%	0.96%		0.97%		0.98%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	0.11%		0.83%	0.96%	0.96	%(e)	0.97	%(e)	0.98	%(e)
Portfolio Turnover Rate	—	(f)	190%	117%	119%		52%		29%

^	Average shares method used in calculation.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(f)	Represents less than 0.5%

See accompanying notes to the financial statements.

5

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Moderate Index Strategy Fund, and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

6

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Moderate Index Strategy Fund	0.40%	0.20%

*	The Manager voluntarily reduced the management fee to 0.05% on all assets. After April 30, 2018 the manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2017, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments.

	Fair Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Fair Value 6/30/2017	Dividend Income
AZL Enhanced Bond Index Fund	$277,668,274	$1,904,226	—	—	285,324,836	285,324,836
AZL International Index Fund, Class 2	107,138,700	—	(13,581,939)	1,366,201	108,567,636	108,567,636
AZL Mid Cap Index Fund, Class 2	69,479,826	—	(7,812,698)	966,800	65,613,993	65,613,993
AZL Small Cap Stock Index Fund, Class 2	37,055,527	—	(4,814,931)	703,953	33,104,323	33,104,323
AZL S&P 500 Index Fund, Class 2	230,145,977	—	(22,879,831)	2,436,702	227,537,047	227,537,047

	$721,488,304	$1,904,226	$(49,089,399)	$5,473,656	$720,147,835	$720,147,835

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $4,372 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

7

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Affiliated Investment Company	$720,147,835	$—	$720,147,835

Total Investment Securities	$720,147,835	$—	$720,147,835

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Moderate Index Strategy Fund	$1,904,226	$49,089,399

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $661,221,109. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$59,410,617
Unrealized (depreciation)	(483,891)

Net unrealized appreciation/(depreciation)	$58,926,726

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Moderate Index Strategy Fund	$23,360,750	$39,514,827	$62,875,577

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

8

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Moderate Index Strategy Fund	$30,962,487	$149,218,540	$—	$18,545,456	$198,726,483

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2017.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® Morgan Stanley Global Real Estate Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Morgan Stanley Global Real Estate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Morgan Stanley Global Real Estate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Morgan Stanley Global Real Estate Fund, Class 1	$1,000.00	$1,036.80	$5.30	1.05%
AZL Morgan Stanley Global Real Estate Fund, Class 2	$1,000.00	$1,034.60	$6.56	1.30%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Morgan Stanley Global Real Estate Fund, Class 1	$1,000.00	$1,019.59	$5.26	1.05%
AZL Morgan Stanley Global Real Estate Fund, Class 2	$1,000.00	$1,018.35	$6.51	1.30%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
United States	54.1%
Japan	9.9
Hong Kong	9.1
United Kingdom	5.6
Australia	4.7
France	3.5
Germany	1.9
Canada	1.8
Bermuda	1.8
Singapore	1.2
All other countries	4.5

Total Common Stocks	98.1
Securities Held as Collateral for Securities on Loan	17.2
Money Market	1.3

Total Investment Securities	116.6
Net other assets (liabilities)	(16.6)

Net Assets	100.0%

1

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (98.1%):
Diversified Real Estate Activities (9.2%):
57,091	CapitaLand, Ltd.	$145,186
22,521	Hang Lung Properties, Ltd.	56,255
88,621	Henderson Land Development Co., Ltd.	494,368
158,211	Mitsubishi Estate Co., Ltd.	2,955,987
125,998	Mitsui Fudosan Co., Ltd.	3,012,691
658,801	New World Development Co., Ltd.	836,300
37,331	Sumitomo Realty & Development Co., Ltd.	1,154,028
210,971	Sun Hung Kai Properties, Ltd.	3,099,678
25,515	UOL Group, Ltd.	141,686
101,399	Wharf Holdings, Ltd. (The)	840,562

		12,736,741

Diversified REITs (7.2%):
90	Activia Properties, Inc.	384,615
2,821	Fonciere des Regions SA	262,493
4,771	Gecina SA	748,455
201,749	GPT Group	741,898
12,773	H&R Real Estate Investment Trust	216,922
321,705	Hibernia REIT plc	505,173
14,802	Hispania Activos Inmobiliarios SA	244,759
86	Hulic REIT, Inc.	134,208
6,602	ICADE	556,073
22	Kenedix Office Investment Corp.	117,369
151,974	Land Securities Group plc	2,005,686
5,595	Liberty Property Trust	227,772
42,789	Merlin Properties Socimi SA	540,844
213,790	Mirvac Group	350,694
521	Nomura Real Estate Master Fund, Inc.	711,492
15,096	Spirit Realty Capital, Inc.^	111,861
160,223	Stockland Trust Group	538,914
101,864	Suntec REIT	138,400
363	United Urban Investment Corp.	518,065
104,970	VEREIT, Inc.	854,456

		9,910,149

Health Care Facilities (0.1%):
19,441	Extendicare, Inc.	155,186

Health Care REITs (4.5%):
15,038	HCP, Inc.	480,614
37,341	Healthcare Realty Trust, Inc.	1,275,195
21,183	Healthcare Trust of America, Inc., Class A	659,003
18,836	Medequities Realty Trust, Inc.	237,710
32,007	Ventas, Inc.	2,223,846
17,625	Welltower, Inc.^	1,319,231

		6,195,599

Hotel & Resort REITs (4.1%):
41,703	Chesapeake Lodging Trust	1,020,472
99,255	Host Hotels & Resorts, Inc.^	1,813,389
985	Invincible Investment Corp.	423,441
273	Japan Hotel REIT Investment Corp.^	192,989
72,581	LaSalle Hotel Properties^	2,162,914

		5,613,205

Hotels, Resorts & Cruise Lines (0.6%):
13,100	Hilton Worldwide Holdings, Inc.	810,235

Shares		Fair Value
Common Stocks, continued
Industrial REITs (4.6%):
124,798	Ascendas Real Estate Investment Trust	$236,698
17,211	DCT Industrial Trust, Inc.	919,756
15,920	Duke Realty Corp.	444,964
62,600	Ec World REIT	36,840
246	GLP J-REIT	264,920
165,269	Macquarie Goodman Group	998,509
138	Nippon Prologis REIT, Inc.	293,892

39,777	ProLogis, Inc.	2,332,523
18,797	Rexford Industrial Realty, Inc.	515,790
50,619	SERGO plc	322,737

		6,366,629

Mortgage REITs (0.5%):
11,916	Blackstone Mortgage Trust, Inc., Class A^	376,545
14,950	Starwood Property Trust, Inc.^	334,731

		711,276

Office REITs (15.7%):
5,400	Alexandria Real Estate Equities, Inc.	650,538
34,812	Boston Properties, Inc.	4,282,573
321,840	CapitaCommercial Trust	388,159
137,000	Champion REIT	87,220
14,302	Columbia Property Trust, Inc.	320,079
6,078	Corporate Office Properties Trust	212,912
42,798	Cousins Properties, Inc.^	376,194
17	Daiwa Office Investment Corp.	85,738
29,853	Derwent Valley Holdings plc	1,031,812
62,305	Dexus Property Group	453,490
13,081	Douglas Emmett, Inc.^	499,825
117,158	Great Portland Estates plc	911,716
329,730	Green REIT plc	536,933
7,746	Hudson Pacific Properties, Inc.	264,836
61,265	Investa Office Fund	206,733
10	Japan Prime Realty Investment Corp.	34,632
135	Japan Real Estate Investment Corp.	671,038
230,881	Keppel REIT	192,087
11,336	Kilroy Realty Corp.	851,900
38,482	Mack-Cali Realty Corp.	1,044,401
117	Mori Hills REIT Investment Corp., Class C	143,800
21	Mori Trust Sogo REIT, Inc.	33,914
177	Nippon Building Fund, Inc.	903,377
174	ORIX JREIT, Inc.	256,685
87,386	Paramount Group, Inc.^	1,398,176
3,196	SL Green Realty Corp.	338,137
56,718	Vornado Realty Trust	5,325,821

		21,502,726

Real Estate Development (2.5%):
265,040	Cheung Kong Property Holdings, Ltd.	2,076,149
77,925	China Overseas Land & Investment, Ltd.	228,146
36,000	China Resources Land, Ltd.	104,940
39,000	China Vanke Co., Ltd., Class H	110,404
80,068	Sino Land Co., Ltd.	131,282
78,065	St. Modwen Properties plc	364,798
104,669	Urban & Civic plc	358,693

		3,374,412

Continued

2

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies (9.1%):
5,217	ADO Properties SA	$220,729
26,941	Atrium European Real Estate, Ltd.	120,298
12,094	Atrium Ljungberg AB, Class B	202,139
2,485,087	BGP Holdings plc*(a)(b)	39,731
10,157	BUWOG-Bauen Und Wohnen Gesellschaft mbH	291,911
22,973	Castellum AB	338,222
120,370	Citycon OYJ	316,454
22,032	Deutsche Wohnen AG	843,239
40,947	Entra ASA	510,831
38,432	First Capital Realty, Inc.	585,698
41,262	Global Logistic Properties, Ltd.	85,776
328,152	Hongkong Land Holdings, Ltd.	2,415,303
24,541	Hufvudstaden AB	407,469

41,656	Hulic Co., Ltd.	425,839
241,669	Hysan Development Co., Ltd.	1,154,323
28,930	Inmobiliaria Colonial SA*	252,395
2,093	LEG Immobilien AG	196,883
214,000	LXB Retail Properties plc	88,105
61,964	Norwegian Property ASA	76,554
8,475	PSP Swiss Property AG	792,731
537,529	Swire Properties, Ltd.	1,775,405
1,119	Swiss Prime Site AG	101,678
33,334	Vonovia SE	1,324,339

		12,566,052

Residential REITs (9.4%):
153	Advance Residence Investment	380,278
16,525	American Homes 4 Rent, Class A	372,969
16,941	Apartment Investment & Management Co., Class A	727,955
9,969	AvalonBay Communities, Inc.	1,915,743
13,178	Boardwalk REIT	483,275
27,135	Camden Property Trust^	2,320,314
22,050	Colony Starwood Homes	756,536
3,547	Education Realty Trust, Inc.	137,446
1,545	Equity Lifestyle Properties, Inc.	133,395
54,810	Equity Residential Property Trust	3,608,142
6,409	Essex Property Trust, Inc.	1,648,843
1,000	Invitation Homes, Inc.	21,630
55	Japan Rental Housing Investment Corp.	40,585
16,790	Monogram Residential Trust, Inc.^	163,031
9	Nippon Accommodations Fund, Inc.	37,631
19,065	Unite Group plc	161,211

		12,908,984

Retail REITs (24.9%):
198,311	British Land Co. plc	1,564,509
30,191	Brixmor Property Group, Inc.	539,815
144,665	Capital & Regional plc	105,987
186,652	CapitaMall Trust	267,833
3,224	CBL & Associates Properties, Inc.^	27,178
18,772	Crombie REIT	203,124

Shares or Principal Amount		Fair Value
Common Stocks, continued
Retail REITs, continued
26,140	DDR Corp.	$237,090
16,790	Eurocommercial Properties NV	670,880
1,373	Federal Realty Investment Trust	173,533
166,689	Ggp US^	3,927,193
73,171	Hammerson plc	547,697
237	Japan Retail Fund Investment Corp.	437,291
4,106	Kimco Realty Corp.^	75,345
21,832	Klepierre	894,834
87,348	Liberty International plc	306,150
214,884	Link REIT (The)	1,634,995
26,632	Macerich Co. (The)^	1,546,254
49,893	Mapletree Commercial Trust	57,817
12,842	Mercialys SA	251,310
18,673	National Retail Properties, Inc.^	730,114
19,291	Pennsylvania Real Estate Investment Trust^	218,374
50,742	Regency Centers Corp.	3,178,479
34,500	RioCan REIT	640,457
484,784	Scentre Group	1,507,182
60,499	Simon Property Group, Inc.	9,786,319
6,183	Smart Real Estate Investment Trust	153,168
19,934	Tanger Factory Outlet Centers, Inc.^	517,885
4,784	Taubman Centers, Inc.	284,887
8,364	Unibail-Rodamco SE^	2,108,728
1,656	Vastned Retail NV	69,313
149,206	Vicinity Centres	294,506
3,854	Wereldhave NV	188,996
217,410	Westfield Corp.	1,340,576

		34,487,819

Specialized REITs (5.7%):
14,238	CubeSmart	342,282
8,550	Digital Realty Trust, Inc.	965,723
14,922	Gaming & Leisure Properties, Inc.	562,112
11,720	Life Storage, Inc.^	868,452
21,126	Public Storage, Inc.^	4,405,406
15,491	QTS Realty Trust, Inc., Class A^	810,644

		7,954,619

Total Common Stocks (Cost $125,489,621)		135,293,632

Securities Held as Collateral for Securities on Loan (17.2%):
$23,679,164	AZL Morgan Stanley Global Real Estate Fund Securities Lending Collateral Account(c)	23,679,164

Total Securities Held as Collateral for Securities on Loan (Cost $23,679,164)		23,679,164

Unaffiliated Investment Company (1.3%):
1,751,020	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.75%(d)	1,751,020

Total Unaffiliated Investment Company (Cost $1,751,020)		1,751,020

Total Investment Securities (Cost $150,919,805)(e) — 116.6%		160,723,816
Net other assets (liabilities) — (16.6)%		(22,830,245)

Net Assets — 100.0%		$137,893,571

Percentages indicated are based on net assets as of June 30, 2017.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $22,918,259.

Continued

3

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2017. The total of all such securities represent 0.03% of the net assets of the fund.

(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2017, these securities represent 0.03% of the net assets of the Fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(d)	The rate represents the effective yield at June 30, 2017.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2017:

Country	Percentage
Australia	4.0%
Austria	0.2%
Bermuda	1.5%
Canada	1.5%
China	0.1%
Finland	0.2%
France	3.0%
Germany	1.6%
Hong Kong	7.8%
Ireland	0.6%
Japan	8.5%
Jersey	0.1%
Netherlands	0.6%
Norway	0.4%
Singapore	1.1%
Spain	0.6%
Sweden	0.6%
Switzerland	0.6%
United Kingdom	4.8%
United States	62.2%

100.0%

See accompanying notes to the financial statements.

4

AZL Morgan Stanley Global Real Estate Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investment securities, at cost	$150,919,805

Investment securities, at value*	$160,723,816
Interest and dividends receivable	484,229
Foreign currency, at value (cost $325,520)	330,442
Receivable for investments sold	726,904
Reclaims receivable	133,130

Total Assets	162,398,521

Liabilities:
Payable for investments purchased	579,667
Payable for capital shares redeemed	54,855
Payable for collateral received on loaned securities	23,679,164
Manager fees payable	97,763
Administration fees payable	8,700
Distribution fees payable	23,192
Custodian fees payable	33,345
Administrative and compliance services fees payable	1,277
Transfer agent fees payable	3,515
Trustee fees payable	2,567
Other accrued liabilities	20,905

Total Liabilities	24,504,950

Net Assets	$137,893,571

Net Assets Consist of:
Capital	$110,855,177
Accumulated net investment income/(loss)	6,756,462
Accumulated net realized gains/(losses) from investment transactions	10,470,929
Net unrealized appreciation/(depreciation) on investments	9,811,003

Net Assets	$137,893,571

Class 1
Net Assets	$26,722,205
Shares of beneficial interest (unlimited number of shares authorized, no par value)	2,565,219
Net Asset Value (offering and redemption price per share)	$10.42

Class 2
Net Assets	$111,171,366
Shares of beneficial interest (unlimited number of shares authorized, no par value)	10,056,559
Net Asset Value (offering and redemption price per share)	$11.05

*	Includes securities on loan of $22,918,259.

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$2,803,502
Income from securities lending	13,076
Foreign withholding tax	(123,344)

Total Investment Income	2,693,234

Expenses:
Manager fees	630,623
Administration fees	37,278
Distribution fees — Class 2	141,498
Custodian fees	68,266
Administrative and compliance services fees	1,626
Transfer agent fees	7,309
Trustee fees	5,295
Professional fees	5,589
Shareholder reports	9,353
Other expenses	2,225

Total expenses before reductions	909,062
Less expenses voluntarily waived/reimbursed by the Manager	(35,035)

Net expenses	874,027

Net Investment Income/(Loss)	1,819,207

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	6,704,397
Change in net unrealized appreciation/depreciation on investments	(3,541,820)

Net Realized/Unrealized Gains/(Losses) on Investments	3,162,577

Change in Net Assets Resulting From Operations	$4,981,784

See accompanying notes to the financial statements.

5

AZL Morgan Stanley Global Real Estate Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016*
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,819,207	$2,687,590
Net realized gains/(losses) on investment transactions	6,704,397	31,730,308
Change in unrealized appreciation/depreciation on investments	(3,541,820)	(29,229,799)

Change in net assets resulting from operations	4,981,784	5,188,099

Distributions to Shareholders:
From net investment income:
Class 1	—	—
Class 2	—	(2,169,052)

Change in net assets resulting from distributions to shareholders	—	(2,169,052)

Capital Transactions:
Class 1
Proceeds from shares issued	410	28,447,922
Value of shares redeemed	(1,564,548)	(1,261,028)

Total Class 1 Shares	(1,564,138)	27,186,894

Class 2
Proceeds from shares issued	337,796	63,236,584
Proceeds from dividends reinvested	—	2,169,052
Value of shares redeemed	(8,502,651)	(112,791,976)

Total Class 2 Shares	(8,164,855)	(47,386,340)

Change in net assets resulting from capital transactions	(9,728,993)	(20,199,446)

Change in net assets	(4,747,209)	(17,180,399)
Net Assets:
Beginning of period	142,640,780	159,821,179

End of period	$137,893,571	$142,640,780

Accumulated net investment income/(loss)	$6,756,462	$4,937,255

Share Transactions:
Class 1
Shares issued	39	2,844,799
Shares redeemed	(152,003)	(127,616)

Total Class 1 Shares	(151,964)	2,717,183

Class 2
Shares issued	30,783	5,948,478
Dividends reinvested	—	198,087
Shares redeemed	(777,660)	(10,546,438)

Total Class 2 Shares	(746,877)	(4,399,873)

Change in shares	(898,841)	(1,682,690)

*	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

See accompanying notes to the financial statements.

6

AZL Morgan Stanley Global Real Estate Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016*		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$10.05		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.17		—	^+
Net Realized and Unrealized Gains/(Losses) on Investments	0.20		0.05

Total from Investment Activities	0.37		0.05

Net Asset Value, End of Period	$10.42		$10.05

Total Return(a)	3.68	%(b)	0.50	%(b)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$26,722		$27,302
Net Investment Income/(Loss)(c)	2.80%		0.13%
Expenses Before Reductions(c)(d)	1.10%		1.04%
Expenses Net of Reductions(c)	1.05%		1.03%
Portfolio Turnover Rate(e)	18	%(b)	52%
Class 2
Net Asset Value, Beginning of Period	$10.68		$10.51		$11.11	$9.86	$9.99	$7.82

Investment Activities:
Net Investment Income/(Loss)	0.17		0.20	^	0.22	0.18	0.16	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	0.20		0.13		(0.39)	1.17	0.14	2.16

Total from Investment Activities	0.37		0.33		(0.17)	1.35	0.30	2.32

Dividends to Shareholders From:
Net Investment Income	—		(0.16)		(0.43)	(0.10)	(0.43)	(0.15)

Total Dividends	—		(0.16)		(0.43)	(0.10)	(0.43)	(0.15)

Net Asset Value, End of Period	$11.05		$10.68		$10.51	$11.11	$9.86	$9.99

Total Return(a)	3.46	%(b)	3.14%		(1.34)%	13.77%	3.02%	29.86%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$111,171		$115,339		$159,821	$187,892	$181,795	$183,841
Net Investment Income/(Loss)(c)	2.55%		1.84%		1.70%	1.67%	1.43%	1.69%
Expenses Before Reductions(c)(d)	1.35%		1.29%		1.29%	1.29%	1.29%	1.34%
Expenses Net of Reductions(c)	1.30%		1.29%		1.29%	1.28%	1.29%	1.34%
Portfolio Turnover Rate(e)	18	%(b)	52%		25%	32%	29%	34%

*	Period from commencement of operations. Class 1 Shares commenced operations on October 17, 2016.

^	Average shares method used in calculation.

+	Represents less than $0.005.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

7

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Morgan Stanley Global Real Estate Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $19 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,300 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions
Common Stocks	$21,550,907	$2,128,257	$—	$—	$23,679,164

Total Securities Lending Transactions	21,550,907	2,128,257	—	—	23,679,164

Total Borrowings	$21,550,907	$2,128,257	$—	$—	$23,679,164

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$23,679,164

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2017, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Morgan Stanley Investment Management Inc. (“MSIM”), MSIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Morgan Stanley Global Real Estate Fund Class 1	0.90%	1.10%
AZL Morgan Stanley Global Real Estate Fund Class 2	0.90%	1.35%

*	The Manager voluntarily reduced the management fee to 0.85% on all assets. After April 30, 2018 the manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

9

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

At June 30, 2017, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2019	Total
AZL Morgan Stanley Global Real Estate Fund	$3,457	$3,457

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $855 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

10

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks
Diversified Real Estate Activities	$—	$12,736,741	$—	$12,736,741
Diversified REITs	1,411,011	8,499,138	—	9,910,149
Hotel & Resort REITs	4,996,775	616,430	—	5,613,205
Industrial REITs	4,213,033	2,153,596	—	6,366,629
Office REITs	15,565,392	5,937,334	—	21,502,726
Real Estate Development	—	3,374,412	—	3,374,412
Real Estate Operating Companies	585,698	11,940,623	39,731	12,566,052
Residential REITs	12,289,279	619,705	—	12,908,984
Retail REITs	22,239,215	12,248,604	—	34,487,819
Specialized REITs	7,954,619	—	—	7,954,619
Other Common Stocks+	7,872,296	—	—	7,872,296
Securities Held as Collateral for Securities on Loan	—	23,679,164	—	23,679,164
Unaffiliated Investment Company	1,751,020	—	—	1,751,020

Total Investments	$78,878,338	$81,805,747	$39,731	$160,723,816

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Morgan Stanley Global Real Estate Fund	$24,450,257	$32,135,257

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $156,272,483. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$12,318,106
Unrealized (depreciation)	(7,866,773)

Net unrealized appreciation/(depreciation)	$4,451,333

11

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Morgan Stanley Global Real Estate Fund	$2,169,052	$—	$2,169,052

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Morgan Stanley Global Real Estate Fund	$5,872,845	$9,677,067	$—	$6,506,698	$22,056,610

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2017.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® MSCI Emerging Markets Equity Index Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 13

Statement of Operations Page 13

Statements of Changes in Net Assets Page 14

Financial Highlights Page 15

Notes to the Financial Statements Page 16

Other Information Page 22

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MSCI Emerging Markets Equity Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MSCI Emerging Markets Equity Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MSCI Emerging Markets Equity Index Fund, Class 1	$1,000.00	$1,184.80	$4.23	0.78%
AZL MSCI Emerging Markets Equity Index Fund, Class 2	$1,000.00	$1,183.30	$5.58	1.03%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MSCI Emerging Markets Equity Index Fund, Class 1	$1,000.00	$1,020.90	$3.91	0.78%
AZL MSCI Emerging Markets Equity Index Fund, Class 2	$1,000.00	$1,019.67	$5.16	1.03%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	26.3%
Financials	24.0
Consumer Discretionary	10.3
Materials	6.7
Consumer Staples	6.8
Energy	6.5
Industrials	5.5
Telecommunication Services	5.3
Real Estate	2.7
Utilities	2.6
Health Care	2.3

Total Common Stocks and Preferred Stocks	99.0
Securities Held as Collateral for Securities on Loan	4.9
Money Market	0.2

Total Investment Securities	104.1
Net other assets (liabilities)	(4.1)

Net Assets	100.0%

1

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (97.3%):
Aerospace & Defense (0.2%):
14,149	Aselsan Elektronik Sanayi Ve Ticaret AS	$87,918
195,000	AviChina Industry & Technology Co., Ltd.	114,397
50,270	Embraer SA	229,624
5,142	Korea Aerospace Industries, Ltd.	256,176
2,385	Samsung Techwin Co., Ltd.*	92,922

		781,037

Air Freight & Logistics (0.1%):
1,401	Hyundai Glovis Co., Ltd.	192,292

Airlines (0.2%):
126,000	Air China, Ltd.	129,881
131,900	AirAsia Berhad	99,927
89,000	China Airlines, Ltd.	27,010
126,000	China Southern Airlines Co., Ltd., Class H	106,540
140,000	Eva Airways Corp.	69,281
3,195	Korean Air Lines Co., Ltd.*	108,095
23,018	Latam Airlines Group SA	256,249
38,206	Turk Hava Yollari Anonim Ortakligi*	87,415

		884,398

Auto Components (0.9%):
7,250	Bharat Forge, Ltd.	122,719
562	Bosch, Ltd.	202,949
147,000	Cheng Shin Rubber Industry Co., Ltd.	312,930
37,200	Fuyao Glass Industry Group Co., Ltd., Class H	142,472
5,657	Hankook Tire Co., Ltd.	314,205
13,244	Hanon Systems	119,214
4,860	Hyundai Mobis Co., Ltd.	1,061,921
1,155	Hyundai Wia Corp.	70,512
48,000	Minth Group, Ltd.	203,574
29,194	Motherson Sumi Systems, Ltd.*	208,904

		2,759,400

Automobiles (2.4%):
6,314	Bajaj Auto, Ltd.	272,749
218,000	Brilliance China Automotive Holdings, Ltd.	397,087
39,000	BYD Co., Ltd., Class H^	239,291
54,300	Chongqing Changan Automobile Co., Ltd., Class B	71,648
188,000	Dongfeng Motor Corp., Series H	222,267
5,291	Ford Otomotiv Sanayi AS	64,521
365,000	Geely Automobile Holdings, Ltd.	787,685
202,500	Great Wall Motor Co.	250,051
166,000	Guangzhou Automobile Group Co., Ltd.	292,183
3,486	Hero MotoCorp, Ltd.	199,470
11,131	Hyundai Motor Co.	1,552,082
1,672	Hyundai Motor Co., Ltd.	164,838
18,794	Kia Motors Corp.	628,293
28,058	Mahindra & Mahindra, Ltd.	585,767
7,746	Maruti Suzuki India, Ltd.	865,565
1,454,200	PT Astra International TbK	972,390
27,538	Tata Motors, Ltd.	112,268
114,903	Tata Motors, Ltd.	765,559
8,708	Tofas Turk Otomobil Fabrikasi AS	71,425
32,400	UMW Holdings Berhad*	45,147

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
60,000	Yulon Motor Co., Ltd.	$53,860

		8,614,146

Banks (15.8%):
152,680	Abu Dhabi Commercial Bank	290,077
1,792,000	Agricultural Bank of China, Ltd.	847,269
166,344	Akbank T.A.S.	463,329

6,260	Alior Bank SA*	104,412
71,600	Alliance Financial Group Berhad	64,104
101,827	Alpha Bank SA*	251,354
129,400	AMMB Holdings Berhad	147,216
121,287	Axis Bank, Ltd.	970,159
64,874	Banco Bradesco SA	542,918
215,628	Banco Bradesco SA	1,832,541
1,710,859	Banco de Chile	224,468
2,566	Banco de Credito e Inversiones	143,759
60,866	Banco do Brasil SA	492,838
29,173	Banco Santander Brasil SA	221,156
4,630,723	Banco Santander Chile	295,190
35,155	Bancolombia SA	391,596
13,323	Bancolombia SA	139,126
23,500	Bangkok Bank Public Co., Ltd.	136,387
2,261	Bank Handlowy w Warszawie SA	41,946
41,982	Bank Millennium SA*	84,331
5,731,000	Bank of China, Ltd.	2,812,648
613,000	Bank of Communications Co., Ltd., Class H	432,648
52,000	Bank of the Philippine Islands	107,186
11,721	Bank Pekao SA	394,771
2,604	Bank Zachodni WBK SA	240,354
49,514	Barclays Africa Group, Ltd.	544,368
150,104	BDO Unibank, Inc.	369,116
19,788	BNK Financial Group, Inc.	189,114
2,795	Capitec Bank Holdings, Ltd.	177,606
342,000	Chang Hwa Commercial Bank	196,225
616,000	China Citic Bank Co., Ltd.	377,160
6,064,000	China Construction Bank	4,700,926
1,009,000	China Development Financial Holding Corp.	292,957
287,000	China Everbright Bank Co., Series H	134,202
283,500	China Merchants Bank Co., Ltd.	855,526
408,500	China Minsheng Banking Corp., Ltd.	407,615
1,347,000	Chinatrust Financial Holding Co., Ltd.	883,654
174,000	Chongqing Rural Commercial Bank Co., Ltd.	117,483
237,800	CIMB Group Holdings Berhad	364,753
17,658	Commercial Bank of Qatar Qsc (The)*	146,944
71,877	Commercial International Bank Egypt SAE	318,052
4,841	Credicorp, Ltd.	868,427
12,002	DGB Financial Group, Inc.	123,811
85,517	Dubai Islamic Bank	132,541
589,767	E.Sun Financial Holding Co., Ltd.	362,323
128,606	Eurobank Ergasias SA*	143,805
682,000	First Financial Holdings Co., Ltd.	456,329
242,735	Grupo Aval Acciones y Valores	100,098
172,614	Grupo Financiero Banorte SAB de C.V.	1,095,359

Continued

2

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
177,237	Grupo Financiero Inbursa SAB de C.V., Class O	$302,491
138,085	Grupo Financiero Santander Mexico Sab de C.V.	267,250
21,384	Hana Financial Holdings Group, Inc.	848,727
45,400	Hong Leong Bank Berhad	165,921
15,800	Hong Leong Financial Group Berhad	61,833
449,000	Hua Nan Financial Holdings Co., Ltd.	260,573

171,742	ICICI Bank, Ltd.	772,552
86,731	IDFC Bank, Ltd.	73,285
5,365,000	Industrial & Commercial Bank of China	3,622,829
19,145	Industrial Bank of Korea (IBK)	238,120
10,639,682	Itau Corpbanca	94,924
290,761	Itausa – Investimentos Itau SA	791,796
70,800	Kasikornbank Public Co., Ltd.	413,582
61,400	Kasikornbank Public Co., Ltd.	358,672
28,591	KB Financial Group, Inc.	1,439,949
5,261	Komercni Banka AS	211,200
299,200	Krung Thai Bank	165,574
273,401	Malayan Banking Berhad	613,717
28,544	Masraf Al Rayan	309,738
1,057	mBank SA*	131,796
824,000	Mega Financial Holdings Co., Ltd.	685,510
44,020	Metropolitan Bank & Trust	76,380
33,191	Moneta Money Bank As	111,274
110,748	National Bank of Abu Dhabi	316,602
315,691	National Bank of Greece SA*	120,166
15,269	Nedcor, Ltd.	244,059
17,814	OTP Bank Nyrt	596,353
472,504	Piraeus Bank SA*	115,872
69,843	Powszechna Kasa Oszczednosci Bank Polski SA	649,507
730,900	PT Bank Central Asia Tbk	996,028
229,000	PT Bank Danamon Indonesia Tbk	88,717
693,400	PT Bank Mandiri Tbk	661,787
585,100	PT Bank Negara Indonesia Tbk	289,340
827,400	PT Bank Rakyat Indonesia Tbk	945,019
201,400	Public Bank Berhad	953,957
5,089	Qatar Islamic Bank	129,302
17,378	Qatar National Bank	611,092
56,400	RHB Capital Berhad	66,524
178,341	Sberbank of Russia, ADR	1,852,963
7,820	Security Bank Corp.	33,655
30,927	Shinhan Financial Group Co., Ltd.	1,335,447
126,500	Siam Commercial Bank Public Co., Ltd.	579,011
758,000	SinoPac Financial Holdings Co., Ltd.	231,770
91,597	Standard Bank Group, Ltd.	1,010,198
123,556	State Bank of India	523,495
664,000	Taishin Financial Holding Co., Ltd.	301,911
268,000	Taiwan Business Bank	74,898
538,000	Taiwan Cooperative Financial Holding Co., Ltd.	285,684
969,900	TMB Bank PCL	65,717
158,309	Turkiye Garanti Bankasi AS	440,506
43,823	Turkiye Halk Bankasi AS	163,332
126,787	Turkiye Is Bankasi AS, Class C	268,466
51,287	Turkiye Vakiflar Bankasi T.A.O., Class D	94,314

Shares		Fair Value
Common Stocks, continued
Banks, continued
196,612	VTB Bank OJSC, GDR	$413,768
23,673	Woori Bank	382,312
60,175	Yapi ve Kredi Bankasi AS*	76,792
24,314	Yes Bank, Ltd.	550,085

		52,516,519

Beverages (1.3%):
338,299	Ambev SA Com Npv	1,878,247
14,344	Anadolu Efes Biracilik ve Malt Sanayii AS	89,052
29,000	Arca Continental SAB de C.V.	218,194
112,000	China Resources Enterprises, Ltd.	282,623
34,918	Coca-Cola Femsa	296,145
5,282	Coca-Cola Icecek AS	60,625
10,230	Compania Cervecerias Unidas SA	134,720
18,016	Embotelladora Andina SA	76,449
138,995	Fomento Economico Mexicano S.A.B. de C.V.	1,369,031
42	Lotte Chilsung Beverage Co., Ltd.	62,868
32,000	Tsingtao Brewery Co., Ltd., Class H	141,613

4,527	United Spirits, Ltd.*	167,928

		4,777,495

Biotechnology (0.2%):
70,000	3sbio, Inc.*	92,891
5,952	Celltrion, Inc.*	598,765
282	Medy-Tox, Inc.	138,055
8,000	Obi Pharma, Inc.*	63,390
11,000	Taimed Biologics, Inc.*	66,735

		959,836

Building Products (0.0%):
427	KCC Corp.	162,800

Capital Markets (1.4%):
151,342	BM&F Bovespa SA	895,999
23,625	Brait Se^	109,416
604,000	China Cinda Asset Management Co., Ltd., Class H	225,193
80,000	China Everbright, Ltd.	174,248
217,500	China Galaxy Securities Co.	195,067
469,000	China Huarong Asset Management Co., Ltd., Class H	182,071
160,500	Citic Securities Co., Ltd.	331,873
15,738	Coronation Fund Managers, Ltd.	78,483
25,202	Daewoo Securities Co., Ltd.	243,465
98,600	Gf Securities Co., Ltd.	198,082
227,200	Haitong Securities Co., Ltd.	367,277
126,400	Huatai Securities Co., Ltd., Class H	242,868
17,141	Investec, Ltd.	126,563
2,765	Korea Investment Holdings Co., Ltd.	169,026
9,973	NH Investment & Securities Co., Ltd.	129,476
4,611	Samsung Securities Co., Ltd.	166,485
96,161	The Moscow Exchange	170,531
731,000	Yuanta Financial Holding Co., Ltd.	322,088

		4,328,211

Chemicals (2.2%):
21,878	Asian Paints, Ltd.	373,599
219,000	Formosa Chemicals & Fibre Corp.	687,693

Continued

3

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
298,000	Formosa Plastics Corp.	$908,358
3,089	Grupa Azoty SA, ADR	52,794
7,982	Hanwha Chemical Corp.	210,738
1,574	Hyosung Corp.	230,485
99,500	Indorama Ventures PCL	111,394
1,295	Kumho Petrochemical Co., Ltd.	83,211
3,361	LG Chem, Ltd.	855,038
540	LG Chem, Ltd.	95,360
1,172	Lotte Chemical Corp.	352,805
73,938	Mexichem SAB de C.V.	198,066
344,000	Nan Ya Plastics Corp.	852,399
1,183	OCI Co., Ltd.	92,768

46,719	Petkim Petrokimya Holding AS	80,474
172,300	Petronas Chemicals Group Berhad	285,158
9,523	Phosagro OAO, GDR	126,799
153,700	PTT Global Chemical Public Co., Ltd.	309,982
39,391	Sasol, Ltd.	1,103,133
240,000	Sinopec Shanghai Petrochemical Co., Ltd.	128,497
7,335	Sociedad Quimica y Minera de Chile SA	243,346
36,635	Synthos SA	47,938
46,000	Taiwan Fertilizer Co., Ltd.	61,093
26,865	UPL, Ltd.	350,109

		7,841,237

Commercial Services & Supplies (0.2%):
168,000	China Everbright International, Ltd.	209,597
1,571	KEPCO Plant Service & Engineering Co., Ltd.	60,635
1,346	S1 Corp.	114,179

		384,411

Communications Equipment (0.0%):
53,200	ZTE Corp., Class H	127,080

Construction & Engineering (0.9%):
309,000	China Communications Construction Co., Ltd.	398,335
117,000	China Railway Contstruction Corp., Ltd.	152,633
302,000	China Railway Group, Ltd.	237,985
144,000	China State Construction International Holdings, Ltd.	246,494
2,084	Daelim Industrial Co., Ltd.	162,148
8,837	Daewoo Engineering & Construct*	58,550
222,100	Dialog Group Berhad	99,401
145,100	Gamuda Berhad	186,022
3,522	GS Engineering & Construction Corp.*	93,998
4,047	Hyandai Development Co.	166,270
5,511	Hyundai Engineering & Construction Co., Ltd.	221,862
203,700	IJM Corporation Berhad	164,393
23,897	Larsen & Toubro, Ltd.	624,823
83,500	Sinopec Engineering Group Co., Ltd.	75,257
309,500	Waskita Karya Persero TBK PT	54,090

		2,942,261

Construction Materials (1.1%):
3,118	ACC, Ltd.	75,607
41,230	Ambuja Cements, Ltd.	157,040
94,500	Anhui Conch Cement Co., Ltd.	328,648
178,000	Asia Cement Corp.	152,757

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
31,885	Cementos Argos SA	$124,048
1,059,402	Cemex Sab de C.V.*	997,161
216,000	China National Buildings Material Co., Ltd.	128,439
19,883	Grasim Industries, Ltd.	382,108
20,102	Grupo Argos SA	136,993
101,900	PT Indocement Tunggal Prakarsa Tbk	140,932
203,800	PT Semen Indonesia (Persero) Tbk	152,774
588	Shree Cement, Ltd.	154,320
18,700	Siam Cement PCL	276,405
237,000	Taiwan Cement Corp.	274,314
11,900	The Siam Cement Public Co., Ltd.	176,602
3,201	Titan Cement Co. SA	90,516
6,738	Ultra Tech Cement, Ltd.	412,490

		4,161,154

Consumer Finance (0.2%):
12,891	Bajaj Finance, Ltd.*	273,675
68,100	Gentera SAB de C.V.	102,228
19,290	Mahindra & Mahindra Financial Services	102,888
2,462	Samsung Card Co., Ltd.	83,952
9,961	Shriram Transport Finance	153,956

		716,699

Containers & Packaging (0.1%):
41,904	Klabin SA	205,453

Distributors (0.0%):
11,293	Imperial Holdings, Ltd.	139,054

Diversified Consumer Services (0.4%):
104,037	Kroton Educacional SA	466,114
9,761	New Oriental Education & Technology Group, Inc., ADR*	688,053
3,302	TAL Education Group, ADR	403,868

		1,558,035

Diversified Financial Services (1.4%):
17,170	Ayala Corp.	289,475
71,000	Chailease Holding Co., Ltd.	197,996
175,000	Far East Horizon, Ltd.	152,654
245,092	FirstRand, Ltd.	884,649
482,000	Fubon Financial Holdings Co., Ltd.	768,541
9,452	Grupo de Inversiones Suramericana	119,946
16,737	Grupo de Inversiones Suramericana SA	217,783
6,780	GT Capital Holdings, Inc.	162,767
65,901	Haci Omer Sabanci Holding AS	204,441
1,157,500	Metro Pacific Investments Corp.	146,637
43,855	Power Finance Corp., Ltd.	83,146
6,390	PSG Group, Ltd.	117,386
39,572	Remgro, Ltd.	646,191
52,249	Rmb Holdings Limited	234,977
49,354	Rural Electrification Corp., Ltd.	131,299

		4,357,888

Diversified Telecommunication Services (1.6%):
146,000	Asia Pacific Telecom Co., Ltd.*	52,460
41,476	Bharti Infratel, Ltd.	239,960

Continued

4

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
166,000	China Communications Services Corp., Ltd.	$95,686
1,030,000	China Telecom Corp., Ltd., Class H	489,475
426,000	China Unicom (Hong Kong), Ltd.*	635,479
275,000	Chunghwa Telecom Co., Ltd.	975,924
132,639	Emirates Telecommunications Group Co. PJSC	624,074
16,963	Hellenic Telecommunications Organization SA (OTE)	204,185
7,429	LG Uplus Corp.	101,518
4,302	O2 Czech Republic AS	51,081
6,681	Ooredoo Qsc	168,435
45,417	Orange Polska SA*	62,891
3,626,200	PT Telekomunikasi Indonesia Tbk	1,226,784
238,700	PT Tower Bersama Infrastructure Tbk	121,736
76,622	Rostelecom PJSC	92,959
31,346	Telefonica Brasil	424,628
78,100	Telekom Malaysia Berhad	121,191
18,236	Telkom SA SOC, Ltd.	85,920
681,200	True Corp. PCL*	124,286
31,492	Turk Telekomunikasyon AS*	55,827

		5,954,499

Electric Utilities (1.2%):
15,700	Centrais Eletricas Brasileiras SA	77,261
19,626	Centrais Eletricas Brasileiras SA*	73,946
11,133	CEZ	194,234
56,870	Companhia Energetica de Minas Gerais, ADR	138,557
7,100	Companhia Paranaense de Energia-Copel	52,516
14,100	Cpfl Energia SA	112,807
21,000	EDP — Energias do Brasil SA	89,521
2,199,622	ENEL Americas SA	417,932
1,359,159	ENEL Chile SA	149,464
13,700	Equatorial Energia SA	225,003
8,020,000	Federal Hydrogenerating Co. (Rushydro)	108,542
2,525,149	Inter Rao Ues PJSC	164,526
26,834	Interconexion Electrica SA ESP	117,623
18,358	Korea Electric Power Corp., Ltd.	655,280
61,642	PGE SA	201,307
76,751	Tata Power Co., Ltd.	95,598

72,780	Tauron Polska Energia SA*	70,288
237,900	Tenega Nasional Berhad	784,129
11,295	Transmissora Alianca de Energia Eletrica SA	75,805

		3,804,339

Electrical Equipment (0.2%):
40,658	Bharat Heavy Electricals, Ltd.	84,948
3,385	Doosan Heavy Industries & Construction Co., Ltd.	61,996
17,292	Havells India, Ltd.	123,221
186,000	Shanghai Electric Group Co., Ltd., Class H*	89,363
166,000	Teco Electric & Machinery Co., Ltd.	158,891
40,500	Zhuzhou CSR Times Electric Co., Ltd.	198,757

		717,176

Electronic Equipment, Instruments & Components (3.0%):
48,000	AAC Technologies Holdings, Inc.	597,762
650,000	AU Optronics Corp.	297,120
35,300	Delta Electronics Thai PCL	90,273

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
147,000	Delta Electronics, Inc.	$804,569
1,125,000	Hon Hai Precision Industry Co., Ltd.	4,301,203
600,000	Innolux Corp.	313,750
7,000	Largan Precision Co., Ltd.	1,112,712
16,614	LG Display Co., Ltd.	538,953
1,006	LG Innotek Co., Ltd.	145,115
3,963	Samsung Electro-Mechanics Co., Ltd., Series L	353,390
3,938	Samsung SDI Co., Ltd.	588,868
54,000	Sunny Optical Technology Group Co., Ltd.	483,813
130,000	Synnex Technology International Corp.	145,677
130,000	WPG Holdings, Ltd.	173,545
42,000	Zhen Ding Technology Holding, Ltd.	99,698

		10,046,448

Energy Equipment & Services (0.0%):
136,000	China Oilfield Services, Ltd.	109,052
269,600	Sapurakencana Petroleum Berhad	99,900

		208,952

Equity Real Estate Investment Trusts (0.4%):
131,506	Emlak Konut Gayrimenkul Yatiirim*	109,888
191,327	Fibra UNO Amdinistracion SA	362,071
52,652	Fortress Income Fund, Ltd.	139,815
65,874	Fortress Income Fund, Ltd., Class B	86,494
158,019	Growthpoint Properties Limited	295,998

16,836	Hyprop Investments, Ltd.	150,414
370,895	Redefine Properties, Ltd.	298,629
20,451	Resilient REIT, Ltd.	190,516

		1,633,825

Food & Staples Retailing (1.8%):
1,536	Bgf Retail Co., Ltd.	135,651
23,649	Bid Corp., Ltd.	541,902
15,878	BIM Birlesik Magazalar AS	294,262
106,977	Cencosud SA	285,068
371,500	CP All PCL	686,687
2,473	Dongsuh Companies, Inc.	66,155
1,492	E-Mart Co., Ltd.	305,868
5,294	Eurocash SA	44,333
1,911	GS Retail Co., Ltd.	86,171
22,678	Magnit OJSC, Registered Shares, GDR	771,867
7,514	Massmart Holdings, Ltd.	60,684
25,356	Pickn Pay Stores, Ltd.	114,470
39,000	President Chain Store Corp.	349,621
17,666	Raia Drogasil SA	376,009
30,490	Shoprite Holdings, Ltd.	465,068
143,000	Sun Art Retail Group, Ltd.	113,930
15,245	The Spar Group, Ltd.	179,804
380,929	Wal-Mart de Mexico SAB de C.V.	883,357

		5,760,907

Food Products (1.7%):
33,495	BRF-Brasil Foods SA	395,593
182,700	Charoen Pokphand Foods Public Co., Ltd.	133,442

Continued

5

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
280,000	China Huishan Dairy Holdings Co., Ltd.^(a)	$15,063
188,000	China Mengniu Dairy Co., Ltd.	368,745
609	CJ CheilJedang Corp.	192,402
87,700	Felda Global Ventures Holdings	35,008
16,400	Genting Plantations Berhad	42,260
16,512	Gruma, SAB de C.V., Class B	215,457
124,157	Grupo Bimbo SAB de C.V., Series A	312,957
42,800	Grupo Lala Sab de C.V.^	78,472
188,700	IOI Corp. Berhad	195,880
54,024	JBS SA	107,484
30,300	Kuala Lumpur Kepong Berhad	175,819
402	Lotte Confectionery Co., Ltd.	69,486
7,200	M Dias Branco SA	107,708
1,780	Nestle India, Ltd.	185,481
277	Orion Corp.(a)	193,238
84	Ottogi Corp.	57,969
8,845	Pioneer Foods, Ltd.	91,737
33,700	PPB Group Berhad	134,910
526,900	PT Charoen Pokphand Indonesia Tbk	125,606
161,400	PT Indofood CBP Sukses Makmur Tbk	106,428
311,900	PT Indofood Sukses Makmur Tbk	200,960
27,000	Standard Foods Corp.	72,569
185,600	Thai Union Frozen Products PCL	115,349
12,636	Tiger Brands, Ltd.^	355,838
148,000	Tingyi (Caymen Is) Holding Corp.	175,555
10,652	Ulker Biskuvi Sanayi AS	67,162
336,000	Uni-President Enterprises Corp.	673,965
70,140	Universal Robina Corp.	226,564
374,000	Want Want China Holdings, Ltd.^	252,473

		5,481,580

Gas Utilities (0.5%):
128,000	China Gas Holdings, Ltd.	258,415
70,000	China Resources Gas Group, Ltd.	239,518
57,000	ENN Energy Holdings, Ltd.	344,754
34,648	Gail India, Ltd.	193,564
40,515	Infraestructura Energetica Nova, SAB de C.V.	215,970
1,962	Korea Gas Corp.*	91,269
49,300	Petronas Gas Berhad	213,293
755,000	PT Perusahaan Gas Negara Tbk	127,528

		1,684,311

Health Care Equipment & Supplies (0.0%):
48,600	Hartalega Holdings Berhad	83,603
132,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	103,670

		187,273

Health Care Providers & Services (0.5%):
5,296	Apollo Hospitals Enterprise, Ltd.*	104,394
323,700	Bangkok Dusit Medical Services Public Co., Ltd.	183,065
24,700	Bumrungrad Hospital PCL	124,756
174,900	IHH Healthcare Berhad	234,563
108,282	Life Healthcare Group Holdings Pte, Ltd.^	212,381
65,752	Netcare, Ltd.	129,462

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
18,400	OdontoPrev SA	$64,661
15,200	Qualicorp SA	132,391
36,900	Shanghai Pharmaceuticals Holding Co., Ltd.	109,895
81,600	Sinopharm Group Co., Series H	369,970

		1,665,538

Health Care Technology (0.0%):
244,000	Alibaba Health Information Technology, Ltd.*	116,272

Hotels, Restaurants & Leisure (0.8%):
331,249	Dxb Entertainments PJSC*	68,051
166,300	Genting Berhard	365,007
219,300	Genting Malaysia Berhad	281,395
29,670	Jollibee Foods Corp.	120,182
8,905	Kangwon Land, Inc.	271,372
179,400	Minor International PCL	212,627
18,914	OPAP SA	213,846
26,810	Yum China Holdings, Inc.*	1,057,119

		2,589,599

Household Durables (0.7%):
16,369	Arcelik AS	121,249
3,669	Coway Co., Ltd.	333,592
81,000	Haier Electronics Group Co., Ltd.	210,727
811	Hanssem Co., Ltd.	130,370
7,676	LG Electronics, Inc.	538,188
10,000	Nien Made Enterprise Co., Ltd.	111,171
211,384	Steinhoff International Holdings NV	1,083,943

		2,529,240

Household Products (0.4%):
47,211	Hindustan Unilever, Ltd.	788,322
105,600	Kimberl- Clark de Mexico SAB de C.V.	223,524
109,800	PT Unilever Indonesia Tbk	401,847

		1,413,693

Independent Power & Renewable Electricity Producers (0.6%):
107,100	Aboitiz Power Corp.	82,596
174,425	AES Gener SA	61,526
785,000	Cgn Power Co., Ltd., Class H	219,277
192,000	China Longyuan Power Group Corp.	139,690
228,000	China Power International Develpoment, Ltd.	80,908
140,000	China Resources Power Holdings Co.	274,741
546,185	Colbun SA	116,963
14,300	Electricity Genera PCL	90,114
224,748	ENEL Generacion Chile SA	169,878
673,400	Energy Development Corp.	80,766
11,300	Engie Brasil Energia SA	116,845
48,900	Glow Energy PCL	113,373
294,000	Huaneng Power International, Inc., Class H	204,040
374,000	Huaneng Renewables Corp., Ltd.	115,483
108,844	NTPC, Ltd.	267,462

		2,133,662

Industrial Conglomerates (1.8%):
141,120	Aboitiz Equity Ventures, Inc.	212,623
232,536	Alfa SAB de C.V., Class A	329,978

Continued

6

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
254,400	Alliance Global Group, Inc.	$72,118
37,500	Beijing Enterprises Holdings, Ltd.	180,847
24,068	Bidvest Group, Ltd.	290,124
409,000	Citic, Ltd.	615,131

1,098	CJ Corp.	181,900
275,700	DMCI Holdings, Inc.	77,047
240,000	Far Eastern New Century Corp.	194,870
187,500	Fosun International, Ltd.	293,013
34,601	Grupo Carso SAB de C.V.	146,213
3,187	Hanwha Corp.	132,064
56,800	Hap Seng Consolidated Berhad	122,250
12,436	Industries Qatar Q.S.C.	326,877
214,420	JG Summit Holdings, Inc.*	344,062
47,325	KOC Holdings AS	217,763
7,207	LG Corp.	485,920
5,436	Samsung C&T Corp.	703,346
33,000	Shanghai Industrial Holdings, Ltd.	97,874
4,930	Siemens, Ltd.	101,931
169,500	Sime Darby Berhad	375,351
2,252	SK C&C Co., Ltd.	546,472
18,970	SM Investments Corp.	303,317
49,661	Turkiye Sise ve Cam Fabrikalari AS	64,983

		6,416,074

Insurance (3.6%):
2,533	Bajaj Finserv, Ltd.*	161,322
48,959	BB Seguridade Participacoes SA	423,031
593,000	Cathay Financial Holding Co., Ltd.	977,299
243,000	China Life Insurance Co., Ltd.	242,103
535,000	China Life Insurance Co., Ltd.	1,636,555
187,000	China Pacific Insurance Group Co., Ltd., Class H	764,131
121,400	China Taiping Insurance Holdings Co., Ltd.	307,715
27,004	Discovery, Ltd.	264,231
3,718	Dongbu Insurance Co., Ltd.	221,099
15,390	Hanwha Life Insurance Co., Ltd.	93,717
4,703	Hyundai Marine & Fire Insurance Co., Ltd.	161,901
7,924	Liberty Holding, Ltd.	68,228
70,805	MMI Holdings, Ltd.	109,742
58,200	New China Life Insurance Co., Ltd.	296,041
504,000	People’s Insurance Co. Group of China, Ltd.	211,752
320,000	Picc Property & Casuality Co., Ltd., Class H	534,505
376,000	Ping An Insurance Group Co. of China, Ltd.	2,479,100
7,800	Porto Seguro SA	72,106
44,600	Powszechny Zaklad Ubezpieczen SA	536,289
11,109	Qatar Insurance Co.	205,661
46,206	Rand Merchant Investment Holdings, Ltd.	137,906
2,217	Samsung Fire & Marine Insurance Co., Ltd.	545,342
4,984	Samsung Life Insurance Co., Ltd.	509,161
99,116	Sanlam, Ltd.	491,368
692,000	Shin Kong Financial Holdings Co., Ltd.*	184,226
14,112	Sul America SA	75,624

		11,710,155

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail (1.0%):
26,825	Ctrip.com International, ADR*^	$1,444,795
47,976	JD.com, Inc., ADR*	1,881,619
28,064	Vipshop Holdings, Ltd., ADR*	296,075

		3,622,489

Internet Software & Services (10.1%):
6,308	58.com, Inc., ADR*^	278,246
81,401	Alibaba Group Holding, Ltd., ADR*^	11,469,401
3,701	Autohome, Inc., ADR*^	167,877
19,641	Baidu, Inc., ADR*	3,512,989
2,580	Daum Kakao Corp.	228,847
6,342	Momo, Inc., ADR*^	234,400
5,698	NetEase, Inc., ADR^	1,712,990
2,046	NHN Corp.	1,494,564
3,890	SINA Corp.	330,533
409,700	Tencent Holdings, Ltd.	14,620,691
1,995	Weibo Corp. — Spon, ADR*^	132,608
2,228	YY, Inc., ADR*	129,291

		34,312,437

IT Services (1.6%):
87,441	Cielo SA	652,052
42,340	HCL Technologies, Ltd.	557,195
132,283	Infosys, Ltd.	1,922,382
2,629	Samsung SDS Co., Ltd.	424,200
33,059	Tata Consultancy Services, Ltd.	1,208,463
34,695	Tech Mahindra, Ltd.	205,034
68,000	Travelsky Technology, Ltd., Series H	200,455
91,360	Wipro, Ltd.	364,998

		5,534,779

Leisure Products (0.0%):
15,000	Giant Manufacturing Co., Ltd.	85,653
15,000	Merida Industry Co., Ltd.	80,481

		166,134

Life Sciences Tools & Services (0.1%):
1,097	Samsung Biologics Co., Ltd.*	280,039

Machinery (0.7%):
78,790	Ashok Leyland, Ltd.	114,149
110,000	China Conch Venture Holdings, Ltd.	201,486
288,000	CRRC Corp., Ltd., Class H	259,019
2,340	Doosan Bobcat, Inc.	72,828
1,011	Eicher Motors, Ltd.*	422,173
44,000	Haitian International Holdings, Ltd.	123,433
15,000	Hiwin Technologies Corp.	101,694
2,054	Hyundai Heavy Industries Co.*	318,243
17,544	Samsung Heavy Industries Co., Ltd.*	190,954
43,013	WEG SA	230,109
132,000	Weichai Power Co., Ltd., Class H	115,702

		2,149,790

Marine (0.0%):
122,000	Evergreen Marine Corp. (Taiwan), Ltd.*	61,984
80,100	MISC Berhad	139,292

		201,276

Continued

7

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media (2.3%):
780,000	Alibaba Pictures Group, Ltd.*	$129,882
108,100	Astro Malaysia Holdings Berhad	63,774
119,500	Bec World Public Co., Ltd.	73,891
4,891	Cheil Worldwide, Inc.	78,674
1,345	CJ E&M Corp.	89,146
13,280	Cyfrowy Polsat SA*	88,400
176,885	Grupo Televisa SAB	863,170
31,512	Naspers, Ltd.	6,133,922
345,400	PT Media Nusantara Citra Tbk*	47,706
404,000	PT Surya Citra Media Tbk	78,421
39,393	ZEE Entertainment Enterprises, Ltd.	299,657

		7,946,643

Metals & Mining (2.9%):
204,000	Alrosa PAO	300,126
288,000	Aluminum Corp. of China, Ltd.*	148,526
3,733	Anglo American Platinum, Ltd.*	85,687
28,342	AngloGold Ashanti, Ltd.	276,731
874,000	China Steel Corp.	711,267
13,170	Cia de Minas Buenaventura SA, ADR	151,455
43,200	Companhia Siderurgica Nacional SA (CSN)*	93,905
96,899	Eregli Demir ve Celik Fabrikalari T.A.S.	194,162
63,020	Gold Fields	217,590
272,870	Grupo Mexico SAB de C.V., Series B	766,757
78,562	Hindalco Industries, Ltd.	231,549
5,877	Hyundai Steel Co.	320,655
47,615	Impala Platinum Holdings, Ltd.*	134,339
9,186	Industrias Penoles SAB de C.V.	207,800
3,202	Jastrzebska Spolka Weglowa SA*	63,916
108,000	Jiangxi Copper Co., Ltd.	177,436
58,560	Jsw Steel, Ltd.	184,153
10,258	KGHM Polska Miedz SA	305,898
627	Korea Zinc Co.	249,973
3,926	MMC Norilsk Nickel PJSC	538,430
91,871	Novolipetsk Steel Pjsc	180,610
5,413	POSCO	1,356,041
11,606	Severstal	153,103
116,930	Sibanye Gold, Ltd.	134,540
6,321	Southern Copper Corp.^	218,896
20,514	Tata Steel, Ltd.	173,114
89,179	Vale SA	781,323
141,656	Vale SA	1,152,133
111,567	Vedanta, Ltd.	429,495
398,000	Zijin Mining Group Co., Ltd.	131,297

		10,070,907

Multiline Retail (0.5%):
12,985	El Puerto de Liverpool SAb de C.V.	102,550
1,129	Hyundai Department Store Co., Ltd.	109,063
14,525	Lojas Americanas SA	53,061
53,662	Lojas Renner SA	445,522
780	Lotte Shopping Co., Ltd.	206,956
194,300	PT Matahari Department Store Tbk	206,486
34,100	Robinson Department Store Public Co., Ltd.	58,519

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
42,126	S.A.C.I. Falabella	$345,381
522	Shinsegae Department Store Co.	104,642
74,723	Woolworths Holdings, Ltd.	352,614

		1,984,794

Multi-Utilities (0.0%):
2,470	Qatar Electricity & Water Co.	128,854
215,800	YTL Corporation Berhad	73,444
140,200	YTL Power International Berhad	47,386

		249,684

Oil, Gas & Consumable Fuels (6.5%):
107,200	Banpu Public Co., Ltd.	52,395
35,460	Bharat Pertoleum Corp., Ltd.	351,023
142,000	China Coal Energy Co., Ltd., Class H^	68,769
1,844,000	China Petroleum & Chemical Corp., Class H	1,438,490
243,500	China Shenhua Energy Co., Ltd.	542,159
1,287,000	CNOOC, Ltd.	1,412,103
52,236	Coal India, Ltd.	197,450
11,930	Cosan sa industria e Comercio	124,224
413,161	Ecopetrol SA	187,348
35,664	Empresas Copec SA	390,739
79,400	Energy Absolute Public Co., Ltd.	80,652
13,204	Exxaro Resources, Ltd.	93,913
90,000	Formosa Petrochemical Corp.	310,761
780,605	Gazprom PJSC	1,572,268
6,397	Grupa Lotos SA*	88,042
3,997	GS Holdings	238,151
31,426	Hindustan Petroleum Corp., Ltd.	248,231
40,181	Indian Oil Corp., Ltd.	239,342
908,100	Irpc PCL	142,990
246,000	Kunlun Energy Co., Ltd.	208,877
30,674	LUKOIL PJSC	1,497,811
3,484	MOL Hungarian Oil & Gas plc	274,372
6,495	NovaTek OAO, Registered Shares, GDR	725,214
95,290	Oil & Natural Gas Corp., Ltd.	231,701
1,548,000	PetroChina Co., Ltd., Class H	948,444
276,084	Petroleo Brasileiro SA*	1,036,055
215,760	Petroleo Brasileiro SA*	864,395
19,700	Petronas Dagangan Berhad	110,742
21,318	Polski Koncern Naftowy Orlen SA	643,262
143,139	Polskie Gornictwo Naftowe i Gazownictwo SA	243,941
996,300	PT Adaro Energy Tbk	118,750
131,900	PT United Tractors Tbk	271,767
103,700	PTT Exploration & Production PCL	263,150
69,100	PTT PCL	752,808
91,812	Reliance Industries, Ltd.*	1,956,582
86,310	Rosneft Oil Co., Registered Shares, GDR	469,465
4,654	SK Energy Co., Ltd.	644,883
3,093	S-Oil Corp.	256,337
582,640	Surgutneftegas OJSC	254,251
479,800	Surgutneftegas Prefernce	232,372
112,523	Tatneft PJSC	718,439
71,400	Thai Oil Public Co., Ltd.	166,081

Continued

8

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
10,101	Tupras-Turkiye Petrol Rafine	$290,564
26,166	Ultrapar Participacoes SA	618,542
130,000	Yanzhou Coal Mining Co.*	116,591

		21,694,446

Paper & Forest Products (0.3%):
21,500	Duratex SA	52,642
86,517	Empresas CMPC SA	207,440
18,886	Fibria Celulose SA	193,290
9,010	Mondi, Ltd.	233,922
124,000	Nine Dragons Paper Holdings, Ltd.	165,263
41,145	Sappi, Ltd.	274,283
28,000	Suzano Papel e Celulose SA, Class A	120,037

		1,246,877

Personal Products (0.8%):
2,360	Amorepacific Corp.	627,190
635	Amorepacific Corp.	103,144
2,150	Amorepacific Group	244,123
40,742	Dabur India, Ltd.	184,283
18,516	Godrej Consumer Products, Ltd.	277,477
53,500	Hengan International Group Co., Ltd.	394,730
148	LG Household & Health Care, Ltd.	80,338
684	LG Household & Health Care, Ltd.	593,693
35,101	Marico, Ltd.	170,609
11,900	Natura Cosmeticos SA	91,936

		2,767,523

Pharmaceuticals (1.5%):
27,493	Aspen Pharmacare Holdings, Ltd.	603,786
21,538	Aurobindo Pharma, Ltd.	227,718
14,212	Cadila Healthcare, Ltd.	115,312
106,000	China Medical System Holdings, Ltd.	183,297
322,000	China Pharmaceutical Enterprise & Investment Corp.	470,339
26,108	Cipla, Ltd.	224,405
8,559	Dr Reddy’s Laboratories, Ltd.	355,866
9,570	Glenmark Pharmaceuticals, Ltd.	93,646
426	Hanmi Pharm Co., Ltd.*	138,705
882	Hanmi Science Co., Ltd.*	64,948
22,628	Hypermarcas SA	189,301
16,627	Lupin, Ltd.	272,834
5,123	Piramal Enterprises, Ltd.*	221,562
1,460,000	PT Kalbe Farma Tbk	178,038
10,284	Richter Gedeon Nyrt	268,878
37,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.*	143,498
262,000	Sihuan Pharmaceutical Holdings Group, Ltd.	109,780
314,000	Sino Biopharmaceutical, Ltd.	277,636
69,204	Sun Pharmaceutical Industries, Ltd.	594,900
581	Yuhan Corp.	124,948

		4,859,397

Real Estate Management & Development (2.3%):
217,681	Aldar Properties PJSC	135,843
546,900	Ayala Land, Inc.	431,020
10,148	Barwa Real Estate Co.	89,914

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
49,343	BR Malls Participacoes SA*	$177,869
95,100	Central Pattana PCL	193,948
310,000	China Evergrande Group*	556,869
276,000	China Overseas Land & Investment, Ltd.	808,062
208,000	China Resources Land, Ltd.	606,320
81,300	China Vanke Co., Ltd., Class H	230,151
383,000	Country Garden Holdings Co., Ltd.	444,174
82,389	Damac Properties Dubai Co. PJSC	70,671
135,116	Emaar Malls PJSC	92,691
268,206	Emaar Properties PJSC	565,584
64,021	Ezdan Holding Group	221,464
258,000	Franshion Properties China, Ltd.	106,412
517,500	Fullshare Holdings, Ltd.^	207,081
64,800	Guangzhou R&F Properties Co., Ltd., Class H	100,768
61,000	Highwealth Construction Corp.	101,088
205,600	IOI Properties Group BHD	105,699
101,000	Longfor Properties Co., Ltd.	217,158
770,000	Megaworld Corp.	65,647
5,904	Multiplan Empreendimentos Imobiliarios SA	116,358
16,645	New Europe Property Investment plc	210,691
570,800	PT Bumi Serpong Damai	78,311
670,000	PT Lippo Karawaci Tbk	33,183
1,266,300	PT Pakuwon Jati Tbk	58,297
699,000	PT Summarecon Agung Tbk	67,566
178,500	Robinsons Land Corp.	85,967
57,000	Ruentex Development Co., Ltd.*	64,390
60,100	Shanghai Lujiazue	96,417
65,000	Shimao Property Holdings, Ltd.	111,239
218,500	Sino-Ocean Land Holdings, Ltd.	106,954
522,900	SM Prime Holdings, Inc.	342,078
204,000	Soho China, Ltd.	100,619
153,000	Sunac China Holdings, Ltd.^	319,858

		7,320,361

Road & Rail (0.1%):
404,600	Bts Group Holdings PCL	101,275
484	CJ Korea Express Co., Ltd.*	76,372
2,868	Container Corporation of India, Ltd.	50,863
11,550	Localiza Rent a Car SA	157,891
56,464	Rumo SA*	147,114

		533,515

Semiconductors & Semiconductor Equipment (5.4%):
472,930	Advanced Semiconductor Engineering, Inc.	607,241
966,000	GCL-Poly Energy Holdings, Ltd.*	105,191
11,000	Globalwafers Co., Ltd.	76,886
436	Hyundai Robotics Co., Ltd.*	147,316
109,000	MediaTek, Inc.	933,727
48,000	Nanya Technology Corp.	86,440
40,000	Novatek Microelectronics Corp.	161,694
10,000	Phison Electronics Corp.	123,481
45,000	Powertech Technology, Inc.	139,030
32,000	Realtek Semiconductor Corp.	114,588
209,800	Semiconductor Manufacturing International Corp.*	243,314
132,000	Siliconware Precision Industries Co.	213,003

Continued

9

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
42,092	SK Hynix, Inc.	$2,481,808
1,777,000	Taiwan Semiconductor Manufacturing Co., Ltd.	12,127,738
828,000	United Microelectronics Corp.	401,519
62,000	Vanguard International Semiconductor Corp.	122,444

		18,085,420

Software (0.1%):
40,000	Kingsoft Corp., Ltd.	104,056
1,235	Ncsoft Corp.	409,882
1,056	Netmarble Games Corp.*	143,089

		657,027

Specialty Retail (0.4%):
2,316	FF Group*	56,569
651,000	GOME Electrical Appliances Holdings, Ltd.^	80,071
271,400	Home Product Center Public Co., Ltd.	76,735
17,000	Hotai Motor Co., Ltd.	212,330
2,364	Hotel Shilla Co., Ltd.	117,929
7,383	Jumbo SA	134,922
18,258	Mr.Price Group, Ltd.	218,009
14,576	The Foschini Group, Ltd.	153,232
35,952	Truworths International, Ltd.	196,644

		1,246,441

Technology Hardware, Storage & Peripherals (5.5%):
203,000	Acer, Inc.	106,502
24,200	Advantech Co., Ltd.	171,157
54,000	Asustek Computer, Inc.	510,803
47,000	Catcher Technology Co., Ltd.	559,963
36,000	Chicony Electronics Co., Ltd.	91,268
247,000	Compal Electronics, Inc.	166,165
75,000	Foxconn Technology Co., Ltd.	226,391
45,000	High Tech Computer Corp.*	107,459
176,000	Inventec Corp.	143,654
538,000	Lenovo Group, Ltd.	339,745
129,000	Lite-On Technology Corp.	212,091
42,000	Micro-Star International Co., Ltd.	97,546
146,000	Pegatron Corp.	457,589
206,000	Quanta Computer, Inc.	486,225
7,076	Samsung Electronics Co., Ltd.	14,684,370
14,000	Transcend Infromation, Inc.	46,834
210,000	Wistron Corp.	214,101

		18,621,863

Textiles, Apparel & Luxury Goods (0.7%):
81,000	Anta Sports Products, Ltd.^	267,682
456,000	Belle International Holdings, Ltd.	359,834
1,856	CCC SA	112,705
11,000	Eclat Textile Co., Ltd.	133,744
23,000	Feng Tay Enterprise Co., Ltd.	101,393
86,000	Formosta Taffeta Co., Ltd.	86,385
97	LPP SA	187,063
165,000	Pou Chen Corp.	228,093
39,000	Ruentex Industries, Ltd.	58,233
37,000	Shenzhou International Group	243,351

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
21,507	Titan Co., Ltd.*	$174,356

		1,952,839

Thrifts & Mortgage Finance (0.9%):
109,218	Housing Development Finance Corp., Ltd.	2,723,806
22,583	Indiabulls Housing Finance, Ltd.	376,174
23,902	LIC Housing Finance, Ltd.	274,616

		3,374,596

Tobacco (0.7%):
9,900	British American Tobacco Malaysia Berhad	100,186
233,661	ITC, Ltd.	1,170,770
8,468	KT&G Corp.	865,554
34,500	PT Gudang Garam Tbk	202,526
658,900	PT Hanjaya Mandala Sampoerna TBK	190,053

		2,529,089

Trading Companies & Distributors (0.0%):
3,229	Daewoo International Corp.	62,950
124,300	PT AkR Corporindo Tbk	60,869
8,796	SK Network Co., Ltd.	48,060

		171,879

Transportation Infrastructure (1.1%):
54,461	Adani Ports & Special Economic Zone, Ltd.*	306,489
322,600	Airports of Thailand Public Co., Ltd.	448,673
476,100	Bangkok Expressway & Metro	104,394
106,000	Beijing Capital International Airport Co., Ltd.	149,355
102,000	China Merchants Holdings International Co., Ltd.	282,909
91,812	Companhia de Concessoes Rodoviarias	467,888
112,000	Cosco Pacific, Ltd.	131,653
13,016	Dp World, Ltd.	271,948
15,570	Grupo Aeroportuario de Sur	328,481
26,780	Grupo Aeroporturaio del Pacifico SAB de C.V.	301,801
35,200	International Container Terminal Services, Inc.	68,283
108,000	Jiangsu Expressway Co., Ltd., Series H	152,449
71,800	Malaysia Airports Holdings Berhad	143,266
54,000	OHL Mexico SAB de C.V.	77,908
15,232	Promotora y Operadora de Infraestructura SAB de C.V.	181,984
150,707	PT Jasa Marga Persero Tbk	60,595
108,000	Taiwan High Speed Rail Corp.	90,375
11,315	TAV Havalimanlari Holding AS	60,688
70,800	Westports Holding Berhad	60,074
106,000	Zhejiang Expressway Co., Ltd.	138,495

		3,827,708

Water Utilities (0.3%):
180,991	Aguas Andinas SA, Class A	106,283
328,000	Beijing Enterprises Water Group, Ltd.	254,673
26,858	Cia Saneamento Basico Do Estado de Sao Paulo	254,933
210,000	Guangdong Investment, Ltd.	289,456

		905,345

Wireless Telecommunication Services (3.7%):
78,100	Advanced Info Service Public Co., Ltd.	408,325
2,406,587	America Movil SAB de C.V., Series L	1,930,989

Continued

10

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
211,900	Axiata Group Berhad	$238,578

75,109	Bharti Airtel, Ltd.	441,291
445,500	China Mobile, Ltd.	4,718,714
217,200	DIGI.com Berhad	253,144
13,032	Empresa Nacional de Telecomunicaciones SA	141,837
119,000	Far EasTone Telecommunications Co., Ltd.	303,213
181,537	Global Telecom Holding*	69,721
2,300	Globe Telecom, Inc.	93,355
94,240	Idea Cellular, Ltd.	124,050
133,400	Maxis Berhad	172,582
36,188	Mobile TeleSystems PJSC, ADR	303,256
120,060	MTN Group, Ltd.	1,047,830
6,165	Pldt, Inc.	219,628
248,500	PT XL Axiata Tbk*	63,521
15,973	Sistema Jsfc-REG S Sponsor, GDR	66,663
1,543	SK Telecom Co., Ltd.	358,280
121,000	Taiwan Mobile Co., Ltd.	454,799
64,588	Tim Participacoes SA	192,070
64,877	Turkcell Iletisim Hizmetleri AS	213,262
35,268	Vodacom Group, Ltd.	443,191

		12,258,299

Total Common Stocks (Cost $276,532,376)		331,034,546

Preferred Stocks (1.7%):
Automobiles (0.1%):
2,775	Hyundai Motor Co., Ltd., 3.52%	282,626

Banks (0.7%):
233,940	Itau Unibanco Holding SA, Series S, 0.48%	2,595,568

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Preferred Stocks, continued
Chemicals (0.0%):
14,232	Braskem SA, Class A, 3.66%	$147,463

Food & Staples Retailing (0.1%):
12,045	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, 0.02%*	236,914

Metals & Mining (0.1%):
68,648	Gerdau SA, 0.49%	213,469
137,012	Vendanta, Ltd., 7.50%(a)	9,988

		223,457

Multiline Retail (0.1%):
54,743	Lojas Americanas SA, 0.11%	229,728

Technology Hardware, Storage & Peripherals (0.6%):
1,247	Samsung Electronics Co., Ltd., 1.51%	2,027,415

Total Preferred Stocks (Cost $5,210,952)		5,743,171

Securities Held as Collateral for Securities on Loan (4.9%):
$16,536,724	AZL MSCI Emerging Markets Equity Index Fund Securities Lending Collateral Account(b)	16,536,724

Total Securities Held as Collateral for Securities on Loan (Cost $16,536,724)		16,536,724

Unaffiliated Investment Company (0.2%):
566,573	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.75%(c)	566,573

Total Unaffiliated Investment Company (Cost $566,573)		566,573

Total Investment Securities (Cost $298,846,625)(d) — 104.1%		$353,881,014
Net other assets (liabilities) — (4.1)%		(14,019,075)

Net Assets — 100.0%		$339,861,929

Percentages indicated are based on net assets as of June 30, 2017.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $16,077,637.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2017. The total of all such securities represent 0.06% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(c)	The rate represents the effective yield at June 30, 2017.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

11

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2017:

Country	Percentage
Bermuda	0.2%
Brazil	6.2%
Cayman Islands	2.1%
Chile	1.1%
China	18.5%
Colombia	0.4%
Czech Republic	0.2%
Egypt	0.1%
Greece	0.4%
Hong Kong	5.6%
Hungary	0.3%
India	8.4%
Indonesia	2.4%
Korea, Republic Of	0.1%
Malaysia	2.3%
Malta	— %^
Mexico	3.5%
Peru	— %^
Philippines	1.1%
Poland	1.2%
Qatar	0.7%
Republic of Korea (South)	14.8%
Romania	0.1%
Russian Federation	3.0%
South Africa	6.1%
Switzerland	0.2%
Taiwan, Province Of China	11.8%
Thailand	2.1%
Turkey	1.1%
United Arab Emirates	0.7%
United States	5.3%

100.0%

^	Represents less than 0.05%

Futures Contracts

Cash of $166,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index September Futures (U.S. Dollar)	Long	9/15/17	82	$4,134,030	$17,772

See accompanying notes to the financial statements.

12

AZL MSCI Emerging Markets Equity Index Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investment securities, at cost	$298,846,625

Investment securities, at value*	$353,881,014
Segregated cash for collateral	166,000
Interest and dividends receivable	1,434,448
Foreign currency, at value (cost $437,857)	437,810
Receivable for investments sold	1,584,373
Receivable for variation margin on futures contracts	24,600
Reclaims receivable	24,213

Total Assets	357,552,458

Liabilities:
Cash overdraft	546
Payable for capital shares redeemed	333,707
Payable for collateral received on loaned securities	16,536,724
Accrued foreign taxes	453,842
Manager fees payable	126,926
Administration fees payable	19,501
Distribution fees payable	66,090
Custodian fees payable	123,328
Administrative and compliance services fees payable	1,580
Transfer agent fees payable	2,299
Trustee fees payable	3,233
Other accrued liabilities	22,753

Total Liabilities	17,690,529

Net Assets	$339,861,929

Net Assets Consist of:
Capital	$270,311,750
Accumulated net investment income/(loss)	3,262,774
Accumulated net realized gains/(losses) from investment transactions	11,690,302
Net unrealized appreciation/(depreciation) on investments	54,597,103

Net Assets	$339,861,929

Class 1
Net Assets	$21,476,759
Shares of beneficial interest (unlimited number of shares authorized, no par value)	2,747,435
Net Asset Value (offering and redemption price per share)	$7.82

Class 2
Net Assets	$318,385,170
Shares of beneficial interest (unlimited number of shares authorized, no par value)	40,769,117
Net Asset Value (offering and redemption price per share)	$7.81

*	Includes securities on loan of $16,077,637.

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$3,847,294
Interest	95,155
Income from securities lending	10,334
Foreign withholding tax	(441,761)

Total Investment Income	3,511,022

Expenses:
Manager fees	1,286,593
Administration fees	105,279
Distribution fees	353,643
Custodian fees	356,559
Administrative and compliance services fees	2,981
Transfer agent fees	6,897
Trustee fees	9,615
Professional fees	10,205
Shareholder reports	12,829
Other expenses	4,419

Total expenses before reductions	2,149,020
Less expenses voluntarily waived/reimbursed by the Manager	(606,948)

Net expenses	1,542,072

Net Investment Income/(Loss)	1,968,950

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	4,172,361
Net realized gains/(losses) on futures contracts	398,687
Change in net unrealized appreciation/depreciation on investments	43,956,530
Net change in foreign taxes on unrealized gains/losses	(415,893)

Net Realized/Unrealized Gains/(Losses) on Investments	48,111,685

Change in Net Assets Resulting From Operations	$50,080,635

See accompanying notes to the financial statements.

13

AZL MSCI Emerging Markets Equity Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,968,950	$1,721,574
Net realized gains/(losses) on investment transactions	4,571,048	20,930,816
Change in unrealized appreciation/depreciation on investments	43,540,637	(7,870,303)

Change in net assets resulting from operations	50,080,635	14,782,087

Distributions to Shareholders:
From net investment income:
Class 1	—	(177,036)
Class 2	—	(1,002,584)

Change in net assets resulting from distributions to shareholders	—	(1,179,620)

Capital Transactions:
Class 1
Proceeds from shares issued	176,008	141,405
Proceeds from dividends reinvested	—	177,036
Value of shares redeemed	(1,150,310)	(3,606,577)

Total Class 1 Shares	(974,302)	(3,288,136)

Class 2
Proceeds from shares issued	50,699,544	103,334,884
Proceeds from dividends reinvested	—	1,002,584
Value of shares redeemed	(27,821,961)	(39,516,903)

Total Class 2 Shares	22,877,583	64,820,565

Change in net assets resulting from capital transactions	21,903,281	61,532,429

Change in net assets	71,983,916	75,134,896
Net Assets:
Beginning of period	267,878,013	192,743,117

End of period	$339,861,929	$267,878,013

Accumulated net investment income/(loss)	$3,262,774	$1,293,824

Share Transactions:
Class 1
Shares issued	23,715	21,440
Dividends reinvested	—	26,189
Shares redeemed	(156,520)	(562,635)

Total Class 1 Shares	(132,805)	(515,006)

Class 2
Shares issued	6,777,942	15,054,324
Dividends reinvested	—	148,311
Shares redeemed	(3,717,370)	(6,019,305)

Total Class 2 Shares	3,060,572	9,183,330

Change in shares	2,927,767	8,668,324

See accompanying notes to the financial statements.

14

AZL MSCI Emerging Markets Equity Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$6.60		$6.04	$7.35	$7.81		$8.05		$7.08

Investment Activities:
Net Investment Income/(Loss)	0.04		0.06	0.07	0.10		0.09		0.08
Net Realized and Unrealized Gains/(Losses) on Investments	1.18		0.56	(1.00)	(0.48)		(0.25)		1.39

Total from Investment Activities	1.22		0.62	(0.93)	(0.38)		(0.16)		1.47

Dividends to Shareholder From:
Net Investment Income	—		(0.06)	(0.10)	(0.07)		(0.08)		(0.08)
Net Realized Gains	—		—	(0.28)	(0.01)		—		(0.42)

Total Dividends	—		(0.06)	(0.38)	(0.08)		(0.08)		(0.50)

Net Asset Value, End of Period	$7.82		$6.60	$6.04	$7.35		$7.81		$8.05

Total Return(a)	18.48	%(b)	10.21%	(12.69)%	(4.96)%		(1.96)%		21.52%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$21,477		$19,006	$20,505	$26,194		$31,711		$36,970
Net Investment Income/(Loss)(c)	1.46%		1.05%	0.86%	1.14%		1.04%		0.99%
Expenses Before Reductions(c)(d)	1.19%		1.41%	1.49%	1.46%		1.45%		1.43%
Expenses Net of Reductions(c)	0.78%		1.14%	1.33%	1.31%		1.30%		1.28%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	0.78%		1.14%	1.33%	1.31%		1.30	%(e)	1.28	%(e)
Portfolio Turnover Rate	11	%(b)	115%	45%	58%		49%		51%
Class 2
Net Asset Value, Beginning of Period	$6.60		$6.04	$7.34	$7.80		$8.03		$7.07

Investment Activities:
Net Investment Income/(Loss)	0.04		0.04	0.05	0.08		0.07		0.05
Net Realized and Unrealized Gains/(Losses) on Investments	1.17		0.56	(1.00)	(0.48)		(0.24)		1.39

Total from Investment Activities	1.21		0.60	(0.95)	(0.40)		(0.17)		1.44

Dividends to Shareholder From
Net Investment Income	—		(0.04)	(0.07)	(0.05)		(0.06)		(0.06)
Net Realized Gains	—		—	(0.28)	(0.01)		—		(0.42)

Total Dividends	—		(0.04)	(0.35)	(0.06)		(0.06)		(0.48)

Net Asset Value, End of Period	$7.81		$6.60	$6.04	$7.34		$7.80		$8.03

Total Return(a)	18.33	%(b)	9.89%	(12.88)%	(5.22)%		(2.10)%		21.04%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$318,385		$248,872	$172,238	$225,276		$266,951		$298,895
Net Investment Income/(Loss)(c)	1.29%		0.80%	0.60%	0.90%		0.79%		0.74%
Expenses Before Reductions(c)(d)	1.44%		1.64%	1.74%	1.71%		1.70%		1.68%
Expenses Net of Reductions(c)	1.03%		1.36%	1.58%	1.56%		1.55%		1.53%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.03%		1.36%	1.58%	1.56	%(e)	1.55	%(e)	1.53	%(e)
Portfolio Turnover Rate	11	%(b)	115%	45%	58%		49%		51%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

15

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MSCI Emerging Markets Equity Index Fund (formerly, AZL Emerging Markets Equity Fund) (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund

16

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $13 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,030 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions
Common Stocks	$15,834,460	$585,578	$—	$116,686	$16,536,724

Total Securities Lending Transactions	15,834,460	585,578	—	116,686	16,536,724

Total Borrowings	$15,834,460	$585,578	$—	$116,686	$16,536,724

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$16,536,724

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price. During the period ended June 30, 2017 the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2017, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $4.1 million as of June 30, 2017. The monthly average notional amount for these contracts was $2.1 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

17

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$17,772	Payable for variation on futures contracts	$—

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$398,687	$41,646

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock”), BlackRock provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MSCI Emerging Markets Equity Index Fund Class 1	0.85%	0.85%
AZL MSCI Emerging Markets Equity Index Fund Class 2	0.85%	1.10%

*	The Manager voluntarily reduced the management fee to 0.45% on all assets. After April 30, 2018 the Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

18

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $1,718 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Aerospace & Defense	$229,624	$551,413	$781,037
Airlines	256,249	628,149	884,398
Banks	9,656,900	42,859,619	52,516,519
Beverages	3,972,786	804,709	4,777,495
Capital Markets	895,999	3,432,212	4,328,211
Chemicals	569,909	7,271,328	7,841,237
Construction Materials	1,258,202	2,902,952	4,161,154
Consumer Finance	102,228	614,471	716,699
Containers & Packaging	205,453	—	205,453
Diversified Consumer Services	1,558,035	—	1,558,035
Diversified Financial Services	337,729	4,020,159	4,357,888
Diversified Telecommunication Services	424,628	5,529,871	5,954,499
Electric Utilities	1,530,435	2,273,904	3,804,339
Equity Real Estate Investment Trusts	362,071	1,271,754	1,633,825

19

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Investment Securities:	Level 1	Level 2	Total

Food & Staples Retailing	$1,544,434	$4,216,473	$5,760,907
Food Products	1,217,671	4,263,909	5,481,580
Gas Utilities	215,970	1,468,341	1,684,311
Health Care Providers & Services	197,052	1,468,486	1,665,538
Hotels, Restaurants & Leisure	1,057,119	1,532,480	2,589,599
Household Products	223,524	1,190,169	1,413,693
Independent Power & Renewable Electricity Producers	465,212	1,668,450	2,133,662
Industrial Conglomerates	476,191	5,939,883	6,416,074
Insurance	570,761	11,139,394	11,710,155
Internet & Direct Marketing Retail	3,622,489	—	3,622,489
Internet Software & Services	17,968,335	16,344,102	34,312,437
IT Services	652,052	4,882,727	5,534,779
Machinery	230,109	1,919,681	2,149,790
Media	863,170	7,083,473	7,946,643
Metals & Mining	3,372,269	6,698,638	10,070,907
Multiline Retail	946,514	1,038,280	1,984,794
Oil, Gas & Consumable Fuels	3,221,303	18,473,143	21,694,446
Paper & Forest Products	573,409	673,468	1,246,877
Personal Products	91,936	2,675,587	2,767,523
Pharmaceuticals	189,301	4,670,096	4,859,397
Real Estate Management & Development	294,227	7,026,134	7,320,361
Road & Rail	305,005	228,510	533,515
Semiconductors & Semiconductor Equipment	147,316	17,938,104	18,085,420
Software	143,089	513,938	657,027
Transportation Infrastructure	1,358,062	2,469,646	3,827,708
Water Utilities	361,216	544,129	905,345
Wireless Telecommunication Services	2,637,873	9,620,426	12,258,299
Other Common Stocks+	—	58,880,481	58,880,481
Preferred Stocks
Automobiles	—	282,626	282,626
Metals & Mining	213,469	9,988	223,457
Technology Hardware, Storage & Peripherals	—	2,027,415	2,027,415
Other Preferred Stocks+	3,209,673	—	3,209,673
Securities Held as Collateral for Securities on Loan	—	16,536,724	16,536,724
Unaffiliated Investment Company	566,573	—	566,573

Total Investment Securities	68,295,572	285,585,442	353,881,014

Other Financial Instruments:*
Futures Contracts	17,772	—	17,772

Total Investments	$68,313,344	$285,585,442	$353,898,786

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MSCI Emerging Markets Equity Index Fund	$55,156,650	$32,048,600

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

20

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $300,472,903. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$62,148,258
Unrealized (depreciation)	(8,740,147)

Net unrealized appreciation/(depreciation)	$53,408,111

Capital loss carry forwards (“CLCFs”) subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or longterm. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

During the year ended December 31, 2016, the Fund utilized $12,197,997 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MSCI Emerging Markets Equity Index Fund	$1,179,620	$—	$1,179,620

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MSCI Emerging Markets Equity Index Fund	$1,437,406	$8,471,785	$—	$9,560,353	$19,469,544

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2017.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

21

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

22

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® MSCI Global Equity Index Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 21

Statement of Operations Page 21

Statements of Changes in Net Assets Page 22

Financial Highlights Page 23

Notes to the Financial Statements Page 24

Other Information Page 31

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MSCI Global Equity Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MSCI Global Equity Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MSCI Global Equity Index Fund	$1,000.00	$1,109.00	$3.76	0.72%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MSCI Global Equity Index Fund	$1,000.00	$1,021.22	$3.61	0.72%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	19.2%
Information Technology	15.5
Health Care	12.3
Consumer Discretionary	12.3
Industrials	10.7
Consumer Staples	9.3
Energy	6.4
Materials	4.7
Real Estate	3.2
Utilities	3.1
Telecommunication Services	2.6

Total Common Stocks and Preferred Stocks	99.3
Rights	— ^
Securities Held as Collateral for Securities on Loan	5.6
Money Market	0.2

Total Investment Securities	105.1
Net other assets (liabilities)	(5.1)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (99.1%):
Aerospace & Defense (1.7%):
1,624	Arconic, Inc.	$36,784
13,541	BAE Systems plc	111,867
2,324	Boeing Co. (The)	459,570
8,877	Bombardier, Inc., Class B*	16,157
946	CAE, Inc.	16,314
6,703	Cobham plc^	11,337
106	Elbit Systems, Ltd.	13,090
2,365	European Aeronautic Defence & Space Co. NV	194,842
1,006	General Dynamics Corp.	199,289
210	Huntington Ingalls Industries, Inc.	39,094
309	L3 Technologies, Inc.	51,628
1,064	Lockheed Martin Corp.	295,376
3,047	Meggitt plc	18,951
689	Northrop Grumman Corp.	176,873
1,208	Raytheon Co.	195,068
657	Rockwell Collins, Inc.	69,038
7,614	Rolls-Royce Holdings plc*	88,470
1,317	Safran SA	120,787
6,300	Singapore Technologies Engineering, Ltd.	16,845
1,075	Textron, Inc.	50,633
422	Thales SA	45,459
233	TransDigm Group, Inc.^	62,647
3,060	United Technologies Corp.	373,656
798	Zodiac Aerospace	21,697

		2,685,472

Air Freight & Logistics (0.5%):
3,854	Bollore, Inc.	17,549
562	C.H. Robinson Worldwide, Inc.^	38,598
4,068	Deutsche Post AG	152,627
721	Expeditors International of Washington, Inc.^	40,722
1,047	FedEx Corp.	227,545
3,442	Royal Mail plc	18,891
2,718	United Parcel Service, Inc., Class B	300,583
1,300	Yamato Holdings Co., Ltd.	26,408

		822,923

Airlines (0.1%):
4,000	All Nippon Airways Co., Ltd.	13,914
625	American Airlines Group, Inc.^	31,450
766	Delta Air Lines, Inc.	41,165
966	Deutsche Lufthansa AG, Registered Shares	22,056
1,008	easyJet plc	17,845
1,222	International Consolidated Airlines Group SA	9,730
400	Japan Airlines Co., Ltd.	12,376
1,928	Qantas Airways, Ltd.	8,485
2,200	Singapore Airlines, Ltd.	16,179
631	Southwest Airlines Co.	39,210
338	United Continental Holdings, Inc.*	25,435

		237,845

Auto Components (0.8%):
700	Aisin Sieki Co., Ltd.	35,905
348	Autoliv, Inc.^	38,210

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
852	BorgWarner, Inc.^	$36,091
2,800	Bridgestone Corp.	120,926
626	Compagnie Generale des Establissements Michelin SCA, Class B	83,215
441	Continental AG	95,158
998	Delphi Automotive plc	87,475
2,100	Denso Corp.	88,887
6,575	GKN plc	27,943
1,042	Goodyear Tire & Rubber Co.^	36,428
400	Koito Manufacturing Co., Ltd.	20,665
297	Lear Corp.	42,198
304	Linamar Corp.	14,987
1,567	Magna Internationl	72,597
700	NGK Spark Plug Co., Ltd.	14,946
400	NOK Corp.	8,475
459	Nokian Renkaat OYJ	19,017
814	Schaeffler AG	11,658
600	Stanley Electric Co., Ltd.	18,149
2,900	Sumitomo Electric Industries, Ltd.	44,758
700	Sumitomo Rubber Industries, Ltd.	11,840
300	Toyoda Gosei Co., Ltd.	7,175
600	Toyota Industries Corp.	31,658
956	Valeo SA	64,840
700	Yokohama Rubber Co., Ltd. (The)	14,086

		1,047,287

Automobiles (1.7%):
1,359	Bayerische Motoren Werke AG (BMW)^	126,474
3,972	Daimler AG, Registered Shares	288,104
507	Ferrari NV	43,683
3,647	Fiat Chrysler Automobiles NV*	38,467
15,121	Ford Motor Co.	169,204
2,600	Fuji Heavy Industries, Ltd.	87,893
5,215	General Motors Co.	182,160
717	Harley-Davidson, Inc.^	38,732
6,800	Honda Motor Co., Ltd.	185,822
2,400	Isuzu Motors, Ltd.	29,688
2,200	Mazda Motor Corp.	30,793
2,700	Mitsubishi Motors Corp.	17,844
9,700	Nissan Motor Co., Ltd.	96,717
1,902	PSA Peugeot Citroen SA	37,963
650	Renault SA	58,956
1,300	Suzuki Motor Corp.	61,792
516	Tesla Motors, Inc.*^	186,591
10,700	Toyota Motor Corp.	561,342
130	Volkswagen AG^	20,186
1,100	Yamaha Motor Co., Ltd.	28,444

		2,290,855

Banks (10.6%):
1,278	ABN AMRO Group NV	34,146
4,000	Aozora Bank, Ltd.	15,257
11,889	Australia & New Zealand Banking Group, Ltd.	261,985
27,693	Banco Bilbao Vizcaya Argentaria SA	231,422

Continued

2

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
21,685	Banco de Sabadell SA	$44,381
59,985	Banco Santander SA	399,307
3,600	Bank Hapoalim BM	24,272
5,141	Bank Leumi Le-Israel Corp.	24,971
40,594	Bank of America Corp.	984,809
4,800	Bank of East Asia, Ltd. (The)^	20,641
101,515	Bank of Ireland*	26,850
2,609	Bank of Montreal	191,600
4,965	Bank of Nova Scotia	298,719
1,540	Bank of Queensland, Ltd.	13,533
4,962	Bankia SA	24,001
3,202	Bankinter SA	29,626
69,705	Barclays plc	184,426
3,338	BB&T Corp.	151,579
1,721	Bendigo & Adelaide Bank, Ltd.	14,683
4,614	BNP Paribas SA	335,539
14,500	BOC Hong Kong Holdings, Ltd.	69,512
1,592	Canadian Imperial Bank of Commerce	129,401
3,000	Chiba Bank, Ltd. (The)	21,816
900	Chugoku Bank, Ltd. (The)	13,487
1,300	Chuo Mitsui Trust Holdings, Inc.	46,644
464	CIT Group, Inc.^	22,597
11,193	Citigroup, Inc.	748,588
2,169	Citizens Financial Group, Inc.	77,390
690	Comerica, Inc.	50,536
4,125	Commerzbank AG*	49,396
6,849	Commonwealth Bank of Australia	435,827
4,400	Concordia Financial Group, Ltd.	22,288
4,079	Credit Agricole SA	66,313
13,526	Criteria Caixacorp SA	64,735
3,011	Danske Bank A/S	116,248
6,900	DBS Group Holdings, Ltd.	103,980
3,962	DnB NOR ASA	67,643
589	East West Bancorp, Inc.	34,504
1,178	Erste Group Bank AG	45,180
3,269	Fifth Third Bancorp	84,863
566	First Republic Bank	56,657
3,000	Fukuoka Financial Group, Inc.	14,292
2,300	Hachijuni Bank, Ltd. (The)	14,646
3,000	Hang Seng Bank, Ltd.	62,752
3,000	Hiroshima Bank, Ltd. (The)	13,336
79,390	HSBC Holdings plc	736,764
4,194	Huntington Bancshares, Inc.	56,703
15,913	ING Groep NV	276,720
52,935	Intesa Sanpaolo SpA	168,846
1,600	Japan Post Bank Co., Ltd.	20,508
14,491	JPMorgan Chase & Co.	1,324,476
1,024	KBC Groep NV	77,723
4,652	KeyCorp	87,178
1,900	Kyushu Financial Group, Inc.	12,029
291,773	Lloyds Banking Group plc	251,790
569	M&T Bank Corp.	92,150

Shares		Fair Value
Common Stocks, continued
Banks, continued
3,600	Mebuki Financial Group, Inc.	$13,422
2,255	Mediobanca SpA	22,372
49,200	Mitsubishi UFJ Financial Group, Inc.	331,829
934	Mizrahi Tefahot Bank, Ltd.	17,003
99,900	Mizuho Financial Group, Inc.	183,111
11,002	National Australia Bank, Ltd.	250,162
1,326	National Bank of Canada	55,766
3,360	Natixis	22,782
12,526	Nordea Bank AB	159,914
12,100	Oversea-Chinese Banking Corp., Ltd.	94,863
1,195	People’s United Financial, Inc.^	21,104
1,909	PNC Financial Services Group, Inc.	238,377
748	Raiffeisen International Bank-Holding AG*	18,928
5,134	Regions Financial Corp.	75,162
8,600	Resona Holdings, Inc.	47,529
5,917	Royal Bank of Canada	429,698
13,709	Royal Bank of Scotland Group plc*	44,170
4,000	Seven Bank, Ltd.	14,345
4,000	Shinsei Bank, Ltd.	6,998
2,000	Shizuoka Bank, Ltd. (The)	18,120
207	Signature Bank*	29,711
6,107	Skandinaviska Enskilda Banken AB, Class A	74,160
3,139	Societe Generale	170,646
13,570	Standard Chartered plc*	137,619
5,500	Sumitomo Mitsui Financial Group, Inc.	215,192
2,014	SunTrust Banks, Inc.	114,234
600	Suruga Bank, Ltd.	14,582
214	SVB Financial Group*	37,619
6,543	Svenska Handelsbanken AB, Class A	93,995
3,893	Swedbank AB, Class A	95,001
7,572	Toronto-Dominion Bank (The)	381,637
6,727	U.S. Bancorp	349,266
7,713	Unicredit SpA*	145,426
5,004	United Overseas Bank, Ltd.	84,094
19,305	Wells Fargo & Co.	1,069,689
13,556	Westpac Banking Corp.	316,308
1,000	Yamaguchi Financial Group, Inc.	12,107
826	Zions Bancorp	36,270

		14,292,476

Beverages (2.0%):
3,024	Anheuser-Busch InBev NV	334,576
1,500	Asahi Breweries, Ltd.	56,482
864	Brown-Forman Corp., Class B	41,990
425	Carlsberg A/S, Class B	45,504
2,188	Coca-Cola Amatil, Ltd.	15,504
16,466	Coca-Cola Co. (The)	738,501
782	Coca-Cola European Partners plc	31,756
698	Coca-Cola HBC AG	20,529
500	Coca-Cola West Co., Ltd.	14,480
705	Constellation Brands, Inc., Class C	136,580
9,900	Diageo plc	292,602
756	Dr Pepper Snapple Group, Inc.	68,879

Continued

3

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Beverages, continued
423	Heineken Holding NV	$38,870
983	Heineken NV	95,750
3,400	Kirin Holdings Co., Ltd.	69,336
768	Molson Coors Brewing Co., Class B	66,309
1,705	Monster Beverage Corp.*	84,704
5,700	PepsiCo, Inc.	658,293
857	Pernod Ricard SA	114,872
74	Remy Cointreau SA	8,646
500	Suntory Beverage & Food, Ltd.	23,264
2,869	Treasury Wine Estates, Ltd.	28,987

		2,986,414

Biotechnology (1.9%):
6,508	AbbVie, Inc.	471,895
932	Alexion Pharmaceuticals, Inc.*	113,396
593	Alkermes plc*	34,376
3,000	Amgen, Inc.	516,691
847	Biogen Idec, Inc.*	229,842
650	BioMarin Pharmaceutical, Inc.*^	59,033
3,146	Celgene Corp.*	408,571
1,883	CSL, Ltd.	200,029
222	Genmab A/S*	47,535
5,360	Gilead Sciences, Inc.	379,381
1,265	Grifols SA	35,273
436	Idorsia, Ltd.	8,232
670	Incyte Corp.*	84,360
321	Regeneron Pharmaceuticals, Inc.*	157,656
445	Seattle Genetics, Inc.*^	23,024
3,741	Shire plc	206,069
154	Tesaro, Inc.*^	21,538
176	United Therapeutics Corp.*	22,832
1,008	Vertex Pharmaceuticals, Inc.*	129,901

		3,149,634

Building Products (0.5%):
583	A.O. Smith Corp.	32,840
390	Allegion plc	31,637
800	Asahi Glass Co., Ltd.	33,766
4,149	Assa Abloy AB, Class B	91,241
2,130	Compagnie de Saint-Gobain SA	113,929
900	Daikin Industries, Ltd.	92,058
607	Fortune Brands Home & Security, Inc.^	39,601
133	Geberit AG, Registered Shares	62,106
3,879	Johnson Controls International plc^	168,194
158	Lennox International, Inc.^	29,015
1,000	Lixil Group Corp.	25,040
1,309	Masco Corp.	50,017
500	TOTO, Ltd.	19,135

		788,579

Capital Markets (2.7%):
3,720	3i Group plc	43,790
3,558	Aberdeen Asset Management plc	14,014
210	Affiliated Managers Group, Inc.	34,831

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
647	Ameriprise Financial, Inc.	$82,357
768	ASX, Ltd.	31,637
4,195	Bank of New York Mellon Corp. (The)	214,029
501	BlackRock, Inc., Class A+	211,627
3,414	Brookfield Asset Management, Inc., Class A	133,995
412	CBOE Holdings, Inc.	37,657
4,940	Charles Schwab Corp. (The)	212,222
879	CI Financial Corp.	18,738
1,395	CME Group, Inc.	174,710
9,624	Credit Suisse Group AG	139,489
7,000	Daiwa Securities Group, Inc.	41,599
8,517	Deutsche Bank AG, Registered Shares	151,227
1,101	E*TRADE Financial Corp.*	41,871
451	Eaton Vance Corp.^	21,341
1,172	Franklin Resources, Inc.	52,494
1,412	Goldman Sachs Group, Inc. (The)	313,322
1,005	Hargreaves Lansdown plc	17,050
4,900	Hong Kong Exchanges & Clearing, Ltd.	126,689
454	IGM Financial, Inc.	14,083
2,451	Intercontinental Exchange, Inc.	161,570
1,642	Invesco, Ltd.	57,782
2,442	Investec plc	18,246
2,000	Japan Exchange Group, Inc.	36,334
888	Julius Baer Group, Ltd.	46,814
1,238	London Stock Exchange Group plc	58,828
1,257	Macquarie Group, Ltd.	85,485
732	Moody’s Corp.	89,070
5,504	Morgan Stanley	245,258
316	MSCI, Inc., Class A	32,545
472	NASDAQ OMX Group, Inc. (The)	33,743
15,400	Nomura Holdings, Inc.	92,693
919	Northern Trust Corp.	89,336
73	Partners Group Holding AG	45,273
514	Raymond James Financial, Inc.	41,233
1,073	S&P Global, Inc.	156,647
1,100	SBI Holdings, Inc.	14,937
529	Schroders plc	21,392
544	SEI Investments Co.	29,256
3,200	Singapore Exchange, Ltd.	17,069
1,597	State Street Corp.	143,299
1,008	T. Rowe Price Group, Inc.^	74,804
1,046	TD Ameritrade Holding Corp.^	44,968
1,188	Thomson Reuters Corp.	55,011
15,061	UBS Group AG	255,750

		4,076,115

Chemicals (2.7%):
514	Agrium, Inc.	46,591
1,606	Air Liquide SA	199,555
840	Air Products & Chemicals, Inc.	120,170
700	Air Water, Inc.	12,903
1,033	AkzoNobel NV^	89,664
441	Albemarle Corp.	46,543

Continued

4

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
263	Arkema SA	$28,080
6,000	Asahi Kasei Corp.	64,641
832	Axalta Coating Systems, Ltd.*	26,657
3,664	BASF SE	340,538
586	Celanese Corp., Series A	55,635
902	CF Industries Holdings, Inc.^	25,220
384	Christian Hansen Holding A/S	27,928
284	Covestro AG	20,505
512	Croda International plc	25,914
1,000	Daicel Chemical Industries, Ltd.	12,468
4,832	Dow Chemical Co. (The)	304,754
3,538	E.I. du Pont de Nemours & Co.	285,552
589	Eastman Chemical Co.	49,470
1,086	Ecolab, Inc.	144,167
34	EMS-Chemie Holding AG	25,158
653	Evonik Industries AG	20,871
522	FMC Corp.	38,132
172	Frutarom Industries, Ltd.	12,035
275	Fuchs Petrolub AG	15,025
36	Givaudan SA, Registered Shares	72,065
500	Hitachi Chemical Co., Ltd.	14,949
6,485	Incitec Pivot, Ltd.	17,044
319	International Flavor & Fragrances, Inc.	43,065
3,372	Israel Chemicals, Ltd.	15,896
758	Johnson Matthey plc	28,348
800	JSR Corp.	13,815
747	K+S AG, Registered Shares^	19,142
1,000	Kaneka Corp.	7,636
900	Kansai Paint Co., Ltd.	20,743
738	Koninklijke DSM NV	53,909
1,300	Kuraray Co., Ltd.	23,622
362	Lanxess AG^	27,412
749	Linde AG	142,251
1,426	Lyondellbasell Industries NV	120,340
373	Methanex Corp.	16,469
5,800	Mitsubishi Chemical Holdings Corp.	48,174
800	Mitsubishi Gas Chemical Co., Inc.	16,959
4,000	Mitsui Chemicals, Inc.	21,240
1,790	Monsanto Co.	211,864
1,289	Mosaic Co. (The)	29,428
600	Nippon Paint Holdings Co., Ltd.	22,768
600	Nissan Chemical Industries, Ltd.	19,850
700	Nitto Denko Corp.	57,752
899	Novozymes A/S, Class B	39,376
1,427	Orica, Ltd.	22,648
3,670	Potash Corp. of Saskatchewan, Inc.	59,865
1,086	PPG Industries, Inc.	119,417
1,154	Praxair, Inc.	152,963
327	Sherwin Williams Co.	114,764
1,600	Shin-Etsu Chemical Co., Ltd.	145,366
9	Sika AG, Class B	57,955
303	Solvay SA	40,678

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
6,000	Sumitomo Chemical Co., Ltd.	$34,614
485	Symrise AG	34,359
600	Taiyo Nippon Sanso Corp.	6,757
700	Teijin, Ltd.	13,483
6,000	Toray Industries, Inc.	50,273
2,000	Tosoh Corp.	20,569
388	Umicore SA	27,029
280	W.R. Grace & Co.	20,163
682	Yara International ASA	25,643

		4,088,839

Commercial Services & Supplies (0.3%):
1,000	Babcock International Group plc	11,476
7,131	Brambles, Ltd.	53,316
344	Cintas Corp.	43,358
2,000	Dai Nippon Printing Co., Ltd.	22,261
805	Edenred	21,009
6,037	G4S plc	25,681
648	ISS A/S	25,515
400	Park24 Co., Ltd.	10,160
959	Republic Services, Inc., Class A	61,117
401	Rollins, Inc.^	16,325
900	SECOM Co., Ltd.	68,391
1,209	Securitas AB, Class B	20,445
109	Societe BIC SA	12,935
300	Sohgo Security Services Co., Ltd.	13,525
334	Stericycle, Inc.*^	25,491
2,000	Toppan Printing Co., Ltd.	21,975
1,128	Waste Connections, Inc.	72,666
1,666	Waste Management, Inc.	122,201

		647,847

Communications Equipment (0.8%):
188	Arista Networks, Inc.*^	28,161
20,209	Cisco Systems, Inc.	632,541
795	CommScope Holding Co., Inc.*	30,234
266	F5 Networks, Inc.*	33,798
501	Harris Corp.	54,649
1,365	Juniper Networks, Inc.	38,056
628	Motorola Solutions, Inc.	54,473
24,163	Nokia OYJ	148,483
382	Palo Alto Networks, Inc.*	51,115
12,374	Telefonaktiebolaget LM Ericsson, Class B	89,284

		1,160,794

Construction & Engineering (0.3%):
788	ACS Actividades de Construccion y Servicios SA	30,475
805	Bouygues SA	33,979
545	Cimic Group, Ltd.	16,249
227	Eiffage SA	20,643
1,842	Ferrovial SA	40,937
547	Fluor Corp.	25,042
89	Hochtief AG	16,316
481	Jacobs Engineering Group, Inc.	26,161

Continued

5

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
800	JGC Corp.	$12,994
3,000	Kajima Corp.	25,336
389	Koninklijke Boskalis Westminster NV	12,638
2,600	Obayashi Corp.	30,608
2,000	Shimizu Corp.	21,235
1,213	Skanska AB, Class B	28,878
583	SNC-Lavalin Group, Inc.	25,211
4,000	TAISEI Corp.	36,559
2,082	Vinci SA	177,820

		581,081

Construction Materials (0.3%):
4,102	Boral, Ltd.	21,907
3,447	CRH plc	122,835
2,471	Fletcher Building, Ltd.	14,484
608	HeidelbergCement AG	58,825
174	Imerys SA	15,146
1,726	James Hardie Industries SE	27,190
1,868	LafargeHolcim, Ltd., Registered Shares	107,344
239	Martin Marietta Materials, Inc.	53,197
5,000	Taiheiyo Cement Corp.	18,265
555	Vulcan Materials Co.	70,307

		509,500

Consumer Finance (0.4%):
3,000	ACOM Co., Ltd.*	13,720
700	Aeon Credit Service Co., Ltd.	14,848
1,649	Ally Financial, Inc.	34,464
3,123	American Express Co.	263,081
1,838	Capital One Financial Corp.	151,856
700	Credit Saison Co., Ltd.	13,699
1,394	Discover Financial Services	86,693
1,386	Navient Corp.	23,077
552	Provident Financial plc	17,499
3,274	Synchrony Financial	97,631

		716,568

Containers & Packaging (0.2%):
4,626	Amcor, Ltd.	57,622
351	Avery Dennison Corp.	31,018
1,412	Ball Corp.	59,601
545	CCL Industries, Inc.	27,578
559	Crown Holdings, Inc.*	33,350
1,607	International Paper Co.	90,973
370	Packaging Corp. of America	41,214
778	Sealed Air Corp.	34,823
600	Toyo Seikan Kaisha, Ltd.	10,148
987	WestRock Co.	55,923

		442,250

Distributors (0.1%):
587	Genuine Parts Co.^	54,450
400	Jardine Cycle & Carriage, Ltd.	12,893
1,183	LKQ Corp.*	38,980

		106,323

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services (0.0%):
400	Benesse Holdings, Inc.	$15,126
876	H&R Block, Inc.	27,077

		42,203

Diversified Financial Services (0.9%):
11,633	AMP, Ltd.	46,346
5,023	Berkshire Hathaway, Inc., Class B*	850,745
2,251	Challenger, Ltd.	23,075
809	Deutsche Boerse AG	85,541
1,420	Element Fleet Management Corp.	9,747
222	Eurazeo Se	16,660
446	EXOR NV	24,266
12,000	First Pacific Co., Ltd.	8,853
326	Groupe Bruxelles Lambert SA	31,416
681	Industrivarden AB, Class C	16,340
1,943	Investor AB, Class B	94,025
827	Kinnevik AB	25,398
171	L E Lundbergforetagen AB	13,506
1,211	Leucadia National Corp.	31,680
2,600	Mitsubishi UFJ Lease & Finance Co., Ltd.	14,253
317	Onex Corp.	25,380
5,500	ORIX Corp.	85,504
181	Pargesa Holding SA	13,818
812	Voya Financial, Inc.	29,955
105	Wendel	15,556

		1,462,064

Diversified Telecommunication Services (1.9%):
24,849	AT&T, Inc.	937,553
597	BCE, Inc.	26,889
582	Belgacom SA	20,357
6,945	Bezeq Israeli Telecommunication Corp., Ltd. (The)	11,531
34,818	BT Group plc	133,681
2,185	CenturyLink, Inc.^	52,178
13,522	Deutsche Telekom AG, Registered Shares	242,980
563	Elisa OYJ^	21,821
8,141	France Telecom SA	129,664
10,000	HKT Trust & HKT, Ltd.	13,116
103	Iliad SA	24,367
1,746	Inmarsat plc	17,506
13,592	Koninklijke (Royal) KPN NV	43,608
1,304	Level 3 Communications, Inc.*	77,327
2,800	Nippon Telegraph & Telephone Corp.	132,469
21,000	PCCW, Ltd.	11,945
35,800	Singapore Telecommunications, Ltd.	101,182
105	Swisscom AG, Registered Shares	50,721
3,158	TDC A/S	18,401
6,633	Telecom Corp. of New Zealand, Ltd.	18,387
41,770	Telecom Italia SpA*	38,707
21,887	Telecom Italia SpA	16,190
3,135	Telefonica Deutschland Holding AG	15,665
19,029	Telefonica SA	196,725
2,866	Telenor ASA	47,550
10,107	Telia Co AB	46,643

Continued

6

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
18,393	Telstra Corp., Ltd.	$60,888
752	TELUS Corp.	25,966
2,193	TPG Telecom, Ltd.^	9,619
16,387	Verizon Communications, Inc.	731,843
709	Zayo Group Holdings, Inc.*	21,908

		3,297,387

Electric Utilities (2.1%):
912	Alliant Energy Corp.	36,635
2,066	American Electric Power Co., Inc.	143,525
10,435	AusNet Services	13,911
2,500	Chubu Electric Power Co., Inc.	33,259
1,100	Chugoku Electric Power Co., Inc. (The)	12,134
3,000	CK Infrastructure Holdings, Ltd.	25,189
6,500	CLP Holdings, Ltd.	68,777
3,442	Contact Energy, Ltd.	13,140
378	Dong Energy A/S	17,116
2,850	Duke Energy Corp.	238,231
1,295	Edison International	101,256
9,354	EDP — Energias de Portugal SA	30,599
1,400	Electricite de France	15,288
225	Emera, Inc.	8,366
1,282	Endesa SA^	29,605
31,366	Enel SpA	168,885
737	Entergy Corp.	56,579
1,363	Eversource Energy	82,748
3,823	Exelon Corp.	137,896
1,624	FirstEnergy Corp.	47,356
1,790	Fortis, Inc.	62,925
1,782	Fortum OYJ	28,021
7,500	HK Electric Investments, Ltd.	6,898
5,500	Hongkong Electric Holdings, Ltd.	48,540
1,223	Hydro One, Ltd.	21,911
23,762	Iberdrola SA	188,645
2,800	Kansai Electric Power Co., Inc. (The)	38,618
1,700	Kyushu Electric Power Co., Inc.	20,664
3,588	Mighty River Power, Ltd.	8,734
1,922	NextEra Energy, Inc.	269,329
776	OGE Energy Corp.	26,997
2,100	PG&E Corp.	139,377
461	Pinnacle West Capital Corp.	39,259
2,836	PPL Corp.	109,640
605	Red Electrica Corporacion SA^	12,668
4,242	Scottish & Southern Energy plc	80,209
4,062	Southern Co. (The)	194,489
6,778	Terna SpA	36,676
1,800	Tohoku Electric Power Co., Inc.	24,940
5,700	Tokyo Electric Power Co., Inc. (The)*	23,538
567	Westar Energy, Inc.	30,062
2,085	Xcel Energy, Inc.	95,660

		2,788,295

Electrical Equipment (0.9%):
7,723	ABB, Ltd.	191,128

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
172	Acuity Brands, Inc.^	$34,964
933	AMETEK, Inc.	56,512
1,858	Eaton Corp. plc	144,608
2,616	Emerson Electric Co.^	155,966
2,000	Fuji Electric Holdings Co., Ltd.	10,572
1,148	Legrand SA	80,395
200	Mabuchi Motor Co., Ltd.	9,978
8,100	Mitsubishi Electric Corp.	116,847
900	Nidec Corp.	92,431
350	OSRAM Licht AG	27,955
801	Prysmian SpA	23,640
531	Rockwell Automation, Inc.	86,001
2,315	Schneider Electric SA	178,166
672	Sensata Technologies Holding NV*	28,708
973	Siemens Gamesa Renewable Energy^	20,841
909	Vestas Wind Systems A/S	84,235

		1,342,947

Electronic Equipment, Instruments & Components (0.9%):
700	ALPS Electric Co., Ltd.	20,293
1,269	Amphenol Corp., Class A	93,678
370	Arrow Electronics, Inc.*	29,015
523	Avnet, Inc.	20,334
593	CDW Corp.	37,080
3,962	Corning, Inc.	119,059
2,085	Flextronics International, Ltd.*	34,006
543	FLIR Systems, Inc.	18,820
500	Hamamatsu Photonics K.K.	15,388
1,024	Hexagon AB, Class B	48,729
100	Hirose Electric Co., Ltd.	14,286
300	Hitachi High-Technologies Corp.	11,688
20,000	Hitachi, Ltd.	123,009
218	Ingenico Group	19,778
400	Keyence Corp.	176,091
1,400	Kyocera Corp.	81,178
800	Murata Manufacturing Co., Ltd.	121,911
400	Nippon Electric Glass Co., Ltd.	14,598
700	Omron Corp.	30,457
1,000	Shimadzu Corp.	19,065
500	TDK Corp.	32,996
1,471	TE Connectivity, Ltd.	115,738
984	Trimble Navigation, Ltd.*	35,099
1,000	Yaskawa Electric Corp.	21,251
900	Yokogawa Electric Corp.	14,470

		1,268,017

Energy Equipment & Services (0.5%):
1,727	Baker Hughes, Inc.^	94,139
178	Core Laboratories NV	18,026
3,579	Halliburton Co.	152,859
427	Helmerich & Payne, Inc.^	23,203
1,540	National-Oilwell Varco, Inc.^	50,728
1,258	Petrofac, Ltd.	7,261
2,937	Saipem SpA*	10,855

Continued

7

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
5,499	Schlumberger, Ltd.	$362,055
864	Technipfmc plc*	23,487
901	Technipfmc plc*	24,507
1,915	Tenaris SA	29,860
3,456	Weatherford International plc*^	13,375

		810,355

Equity Real Estate Investment Trusts (2.4%):
297	Alexandria Real Estate Equities, Inc.^	35,780
1,771	American Tower Corp.	234,338
13,600	Ascendas Real Estate Investment Trust	25,795
577	AvalonBay Communities, Inc.	110,882
637	Boston Properties, Inc.	78,364
3,789	British Land Co. plc	29,892
1,163	Brixmor Property Group, Inc.	20,794
349	Camden Property Trust	29,843
10,600	CapitaCommercial Trust	12,784
10,000	CapitaMall Trust	14,349
2,235	Colony Northstar, Inc.^	31,491
1,476	Crown Castle International Corp.	147,865
5	Daiwahouse Residential Investment Corp.	11,866
3,890	Dexus Property Group	28,314
649	Digital Realty Trust, Inc.	73,305
1,337	Duke Realty Corp.	37,369
325	Equinix, Inc.	139,476
1,437	Equity Residential Property Trust	94,598
279	Essex Property Trust, Inc.	71,778
492	Extra Space Storage, Inc.^	38,376
295	Federal Realty Investment Trust^	37,285
126	Fonciere des Regions SA	11,724
158	Gecina SA	24,786
2,344	Ggp US^	55,225
7,223	GPT Group	26,561
716	H&R Real Estate Investment Trust	12,160
3,070	Hammerson plc	22,979
2,044	HCP, Inc.	65,326
2,888	Host Hotels & Resorts, Inc.^	52,764
168	ICADE	14,150
957	Iron Mountain, Inc.^	32,883
4	Japan Prime Realty Investment Corp.	13,853
5	Japan Real Estate Investment Corp.	24,853
11	Japan Retail Fund Investment Corp.	20,296
1,638	Kimco Realty Corp.^	30,057
844	Klepierre	34,594
3,079	Land Securities Group plc	40,636
3,609	Liberty International plc	12,649
566	Liberty Property Trust	23,042
9,000	Link REIT (The)	68,479
500	Macerich Co. (The)	29,030
6,849	Macquarie Goodman Group	41,380
510	Mid-America Apartment Communities, Inc.	53,744
14,289	Mirvac Group	23,439
661	National Retail Properties, Inc.^	25,845

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
5	Nippon Building Fund, Inc.	$25,520
6	Nippon Prologis REIT, Inc.	12,778
15	Nomura Real Estate Master Fund, Inc.	20,484
2,189	ProLogis, Inc.	128,363
592	Public Storage, Inc.^	123,450
1,090	Realty Income Corp.^	60,146
394	Regency Centers Corp.	24,680
626	RioCan REIT	11,621
492	SBA Communications Corp.*	66,371
22,713	Scentre Group	70,615
3,901	SERGO plc	24,872
1,311	Simon Property Group, Inc.	212,066
397	SL Green Realty Corp.	42,003
11,394	Stockland Trust Group	38,324
8,200	Suntec REIT	11,141
1,048	UDR, Inc.	40,841
429	Unibail-Rodamco SE^	108,160
11	United Urban Investment Corp.	15,699
1,499	Ventas, Inc.	104,151
3,848	VEREIT, Inc.	31,323
12,778	Vicinity Centres	25,221
695	Vornado Realty Trust	65,261
1,538	Welltower, Inc.	115,119
8,947	Westfield Corp.	55,168
3,115	Weyerhaeuser Co.	104,353

		3,602,729

Food & Staples Retailing (1.8%):
2,500	Aeon Co., Ltd.	38,027
1,791	Alimentation Couche-Tard, Inc.	85,861
2,258	Carrefour SA	57,307
240	Casino Guichard-Perrachon SA	14,219
279	Colruyt SA	14,699
1,784	Costco Wholesale Corp.	285,315
4,188	CVS Health Corp.	336,966
2,597	Distribuidora Internacional de Alimentacion SA^	16,215
850	Empire Co., Ltd., Class A	14,501
300	FamilyMart Co., Ltd.	17,190
390	ICA Gruppen AB	14,546
6,388	J Sainsbury plc^	20,954
350	Jean Coutu Group, Inc., Class A	5,372
1,522	Jeronimo Martins SGPS SA	29,791
5,239	Koninklijke Ahold Delhaize NV	100,404
3,619	Kroger Co. (The)^	84,395
200	LAWSON, Inc.	13,979
837	Loblaw Cos., Ltd.	46,569
706	Metro AG	23,840
906	Metro, Inc.	29,823
3,100	Seven & I Holdings Co., Ltd.	127,841
400	Sundrug Co., Ltd.	14,930
2,151	Sysco Corp.	108,260
32,655	Tesco plc*	71,906
100	Tsuruha Holdings, Inc.	10,624

Continued

8

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
3,653	Walgreens Boots Alliance, Inc.	$286,066
6,266	Wal-Mart Stores, Inc.	474,212
4,683	Wesfarmers, Ltd.	144,488
218	Weston (George), Ltd.	19,737
1,256	Whole Foods Market, Inc.	52,890
8,734	William Morrison Supermarkets plc^	27,456
5,372	Woolworths, Ltd.	105,529

		2,693,912

Food Products (1.9%):
2,400	Ajinomoto Co., Inc.	51,872
2,452	Archer-Daniels-Midland Co.	101,464
1,397	Associated British Foods plc	53,423
11	Barry Callebaut AG, Registered Shares	15,140
553	Bunge, Ltd.	41,254
300	Calbee, Inc.	11,803
795	Campbell Soup Co.^	41,459
1,725	ConAgra Foods, Inc.	61,686
2,410	Danone SA	181,134
2,433	General Mills, Inc.	134,788
45,600	Golden Agri-Resources, Ltd.	12,424
618	Hershey Co. (The)	66,355
1,150	Hormel Foods Corp.^	39,227
288	Ingredion, Inc.	34,332
509	JM Smucker Co. (The)	60,230
1,121	Kellogg Co.^	77,865
593	Kerry Group plc, Class A	51,013
600	Kikkoman Corp.	19,196
2,520	Kraft Heinz Co. (The)	215,813
4	Lindt & Spruengli AG	23,202
1,474	Marine Harvest	25,239
472	McCormick & Co.	46,025
500	Meiji Holdings Co., Ltd.	40,558
6,115	Mondelez International, Inc., Class A	264,106
12,677	Nestle SA, Registered Shares	1,104,639
1,000	Nippon Meat Packers, Inc.	30,404
800	Nisshin Seifun Group, Inc.	13,141
200	Nissin Foods Holdings Co., Ltd.	12,506
3,107	Orkla ASA, Class A	31,611
1,007	Saputo, Inc.	32,037
1,836	Tate & Lyle plc	15,840
300	Toyo Suisan Kaisha, Ltd.	11,507
1,168	Tyson Foods, Inc., Class A	73,152
23,000	WH Group, Ltd.	23,216
7,700	Wilmar International, Ltd.	18,742
300	Yakult Honsha Co., Ltd.	20,435
500	Yamazaki Baking Co., Ltd.	9,968

		3,066,806

Gas Utilities (0.0%):
4,450	APA Group	31,332
417	Atmos Energy Corp.	34,590
148	Enagas SA	4,157
1,377	Gas Natural SDG SA	32,351

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
37,400	Hong Kong & China Gas Co., Ltd.	$70,285
8,000	Osaka Gas Co., Ltd.	32,740
7,000	Tokyo Gas Co., Ltd.	36,461
697	UGI Corp.	33,742

		275,658

Health Care Equipment & Supplies (2.0%):
7,061	Abbott Laboratories	343,235
324	Align Technology, Inc.*	48,639
1,991	Baxter International, Inc.	120,535
894	Becton, Dickinson & Co.^	174,428
5,595	Boston Scientific Corp.*	155,093
300	C.R. Bard, Inc.	94,833
263	Cochlear, Ltd.	31,439
461	Coloplast A/S, Class B	38,621
4,781	Convatec Group plc*	19,879
192	Cooper Cos., Inc. (The)	45,969
2,549	Danaher Corp.	215,110
906	DENTSPLY SIRONA, Inc.	58,745
377	Dexcom, Inc.*^	27,578
883	Edwards Lifesciences Corp.*	104,406
862	Essilor International SA Compagnie Generale d’Optique	110,201
747	Getinge AB, Class B	14,663
974	Hologic, Inc.*	44,200
1,700	HOYA Corp.	88,551
352	IDEXX Laboratories, Inc.*	56,820
147	Intuitive Surgical, Inc.*	137,499
5,606	Medtronic plc	497,534
1,100	Olympus Co., Ltd.	40,207
548	ResMed, Inc.^	42,673
3,822	Smith & Nephew plc	66,006
211	Sonova Holding AG, Registered Shares	34,267
39	Straumann Holding AG, Registered Shares	22,271
1,394	Stryker Corp.^	193,459
600	Sysmex Corp.	35,887
198	Teleflex, Inc.	41,136
1,400	Terumo Corp.	55,196
379	Varian Medical Systems, Inc.*^	39,109
646	William Demant Holding A/S*	16,776
735	Zimmer Holdings, Inc.	94,374

		3,109,339

Health Care Providers & Services (1.8%):
1,441	Aetna, Inc.	218,786
1,356	Al Noor Hospitals Group plc	13,091
700	Alfresa Holdings Corp.	13,520
665	AmerisourceBergen Corp.^	62,862
1,090	Anthem, Inc.	205,062
1,325	Cardinal Health, Inc.	103,244
667	Centene Corp.*	53,280
1,063	Cigna Corp.	177,936
650	DaVita, Inc.*	42,094
240	Envision Healthcare Corp.*^	15,041

Continued

9

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
2,542	Express Scripts Holding Co.*	$162,281
882	Fresenius Medical Care AG & Co., KGaA	84,841
1,748	Fresenius SE & Co. KGaA	150,287
1,233	HCA Holdings, Inc.*	107,518
7,247	Healthscope, Ltd.	12,323
332	Henry Schein, Inc.*^	60,763
625	Humana, Inc.	150,388
409	Laboratory Corp. of America Holdings*	63,043
866	McKesson Corp.	142,492
800	Medipal Holdings Corp.	14,821
366	MEDNAX, Inc.*^	22,095
300	Miraca Holdings, Inc.	13,517
324	Patterson Cos., Inc.^	15,212
569	Quest Diagnostics, Inc.	63,250
548	Ramsay Health Care, Ltd.	31,020
1,923	Ryman Healthcare, Ltd.	11,679
1,491	Sonic Healthcare, Ltd.	27,749
400	Suzuken Co., Ltd.	13,302
3,866	UnitedHealth Group, Inc.	716,833
359	Universal Health Services, Inc., Class B	43,827
332	VCA Antech, Inc.*	30,647

		2,842,804

Health Care Technology (0.1%):
1,083	Cerner Corp.*^	71,987
700	M3, Inc.	19,331
435	Veeva Systems, Inc., Class A*	26,670

		117,988

Hotels, Restaurants & Leisure (1.9%):
683	Accor SA^	32,181
929	Aramark Holdings Corp.	38,070
2,102	Aristocrat Leisure, Ltd.	36,410
1,447	Carnival Corp., Class A	94,880
863	Carnival plc	57,132
116	Chipotle Mexican Grill, Inc.*^	48,268
6,444	Compass Group plc	136,036
1,460	Crown, Ltd.	13,777
480	Darden Restaurants, Inc.^	43,411
255	Domino’s Pizza Enterprises, Ltd.^	10,205
200	Domino’s Pizza, Inc.^	42,306
511	Flight Centre, Ltd.^	15,050
9,000	Galaxy Entertainment Group, Ltd.	54,646
11,400	Genting Singapore plc	8,990
715	Hilton Worldwide Holdings, Inc.	44,223
704	Intercontinental Hotels Group plc	39,118
1,621	Las Vegas Sands Corp.^	103,566
1,370	Marriott International, Inc., Class A	137,425
3,314	McDonald’s Corp.	507,571
400	McDonald’s Holdings Co., Ltd.	15,338
763	Melco Resorts & Entertainment, Ltd., ADR	17,129
2,822	Merlin Entertainments plc	17,670
2,400	MGM China Holdings, Ltd.	5,338
1,778	MGM Resorts International^	55,634

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
621	Norwegian Cruise Line Holdings, Ltd.*	$33,714
900	Oriental Land Co., Ltd.	60,974
422	Paddy Power plc	45,042
873	Restaurant Brands International, Inc.	54,632
695	Royal Caribbean Cruises, Ltd.	75,915
9,600	Sands China, Ltd.	43,962
10,000	SJM Holdings, Ltd.	10,544
372	Sodexo SA	48,090
5,947	Starbucks Corp.	346,769
3,310	Tabcorp Holdings, Ltd.	11,115
5,782	Tatts Group, Ltd.	18,598
1,739	TUI AG	25,375
163	Vail Resorts, Inc.^	33,061
710	Whitbread plc	36,682
448	Wyndham Worldwide Corp.	44,984
8,000	Wynn Macau, Ltd.	18,701
321	Wynn Resorts, Ltd.	43,053
1,338	Yum! Brands, Inc.	98,691

		2,624,276

Household Durables (0.7%):
3,899	Barratt Developments plc	28,624
503	Berkeley Group Holdings plc (The)	21,140
900	Casio Computer Co., Ltd.	13,866
1,387	D.R. Horton, Inc.	47,949
982	Electrolux AB, Series B	32,306
447	Garmin, Ltd.	22,810
1,713	Husqvarna AB, Class B	17,090
600	Iida Group Holdings Co., Ltd.	10,004
538	Leggett & Platt, Inc.^	28,261
726	Lennar Corp., Class A	38,710
254	Mohawk Industries, Inc.*	61,389
1,786	Newell Rubbermaid, Inc.	95,766
1,300	Nikon Corp.	20,809
14	NVR, Inc.*	33,749
9,100	Panasonic Corp.	123,791
1,265	Persimmon plc	36,950
1,202	PulteGroup, Inc.^	29,485
100	Rinnai Corp.	9,332
92	SEB SA	16,527
2,000	Sekisui Chemical Co., Ltd.	35,885
2,800	Sekisui House, Ltd.	49,382
7,000	Sharp Corp.*	26,056
5,100	Sony Corp.	194,564
13,519	Taylor Wimpey plc	31,032
5,500	Techtronic Industries Co., Ltd.	25,292
621	Toll Brothers, Inc.^	24,536
302	Whirlpool Corp.^	57,869

		1,133,174

Household Products (1.2%):
1,025	Church & Dwight Co., Inc.	53,177
530	Clorox Co. (The)	70,617
3,303	Colgate-Palmolive Co.	244,851

Continued

10

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products, continued
2,567	Essity AB, Class B*	$70,262
405	Henkel AG & Co. KGaA	48,980
1,483	Kimberly-Clark Corp.	191,470
1,000	Lion Corp.	20,722
10,319	Procter & Gamble Co. (The)	899,302
2,586	Reckitt Benckiser Group plc	262,332
1,600	Unicharm Corp.	40,251

		1,901,964

Independent Power & Renewable Electricity Producers (0.0%):
2,498	AES Corp. (The)	27,753
500	Electric Power Development Co., Ltd.	12,372
6,653	Meridian Energy, Ltd.	14,184

		54,309

Industrial Conglomerates (1.8%):
2,434	3M Co., Class C	506,734
11,000	CK Hutchison Holdings, Ltd.	138,113
381	DCC plc	34,716
35,342	General Electric Co.	954,588
2,867	Honeywell International, Inc.	382,142
800	Jardine Matheson Holdings, Ltd.	51,376
900	Jardine Strategic Holdings, Ltd.	37,552
2,000	Keihan Electric Railway Co., Ltd.	12,730
4,300	Keppel Corp., Ltd.	19,653
3,639	Koninklijke Philips Electronics NV^	129,518
7,370	NWS Holdings, Ltd.	14,500
420	Roper Industries, Inc.	97,243
700	Seibu Holdings, Inc.	12,965
6,700	SembCorp Industries, Ltd.	14,997
3,118	Siemens AG, Registered Shares	428,658
1,528	Smiths Group plc	31,829
16,000	Toshiba Corp.*	38,765

		2,906,079

Insurance (4.6%):
850	Admiral Group plc	22,179
7,322	AEGON NV	37,620
1,537	Aflac, Inc.	119,394
762	Ageas NV	30,697
50,000	AIA Group, Ltd.	365,469
38	Alleghany Corp.*	22,602
1,877	Allianz SE, Registered Shares+	369,849
1,500	Allstate Corp. (The)	132,660
304	American Financial Group, Inc.	30,208
4,000	American International Group, Inc.	250,081
1,072	Aon plc	142,522
502	Arch Capital Group, Ltd.*	46,831
733	Arthur J. Gallagher & Co.	41,964
4,785	Assicurazioni Generali SpA	79,055
244	Assurant, Inc.	25,300
311	Athene Holding, Ltd.*	15,429
15,816	Aviva plc	108,441
8,031	AXA SA	221,299

Shares		Fair Value
Common Stocks, continued
Insurance, continued
387	Axis Capital Holdings, Ltd.	$25,023
209	Baloise Holding AG, Registered Shares	32,326
1,927	Chubb, Ltd.	280,146
647	Cincinnati Financial Corp.	46,875
697	CNP Assurances SA	15,651
4,600	Dai-ichi Life Insurance Co., Ltd.	83,535
5,556	Direct Line Insurance Group plc	25,732
166	Everest Re Group, Ltd.	42,262
92	Fairfax Financial Holdings, Ltd.	39,877
928	FNF Group	41,602
727	Gjensidige Forsikring ASA	12,412
1,141	Great-West Lifeco, Inc.^	30,932
228	Hannover Rueck SE	27,396
1,532	Hartford Financial Services Group, Inc. (The)	80,537
396	Industrial Alliance Insurance & Financial Services, Inc.	17,183
9,685	Insurance Australia Group, Ltd.	50,404
551	Intact Financial Corp.	41,629
1,800	Japan Post Holdings Co., Ltd.	22,351
25,103	Legal & General Group plc	84,475
940	Lincoln National Corp.	63,525
1,142	Loews Corp.	53,457
8,040	Manulife Financial Corp.	150,741
4,960	MAPFRE SA	17,331
60	Markel Corp.*	58,552
2,135	Marsh & McLennan Cos., Inc.	166,445
10,769	Medibank Private, Ltd.	23,155
3,604	MetLife, Inc.	198,004
1,600	MS&AD Insurance Group Holdings, Inc.	53,955
663	Muenchener Rueckversicherungs-Gesellschaft AG	133,744
1,400	NKSJ Holdings, Inc.	54,316
1,294	NN Group NV^	46,065
19,702	Old Mutual plc	49,637
2,312	Poste Italiane SpA	15,829
1,383	Power Corp. of Canada	31,551
922	Power Financial Corp.	23,658
1,177	Principal Financial Group, Inc.	75,410
2,306	Progressive Corp. (The)	101,672
1,792	Prudential Financial, Inc.	193,787
10,626	Prudential plc	244,069
5,450	QBE Insurance Group, Ltd.	49,460
288	Reinsurance Group of America, Inc.	36,976
4,071	RSA Insurance Group plc	32,654
1,809	Sampo OYJ, Class A	92,983
893	SCOR SA	35,419
900	Sony Financial Holdings, Inc.	15,417
1,995	St. James Place plc	30,719
7,642	Standard Life plc	39,730
2,439	Sun Life Financial, Inc.	87,207
5,252	Suncorp-Metway, Ltd.	59,738
130	Swiss Life Holding AG, Registered Shares	43,933
1,323	Swiss Re AG	121,240
2,300	T&D Holdings, Inc.	35,239

Continued

11

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
2,800	Tokio Marine Holdings, Inc.	$116,348
475	Torchmark Corp.	36,338
1,119	Travelers Cos., Inc. (The)	141,587
213	Tryg A/S	4,663
6,441	UnipolSai SpA^	14,110
930	UnumProvident Corp.	43,366
458	W.R. Berkley Corp.	31,680
533	Willis Towers Watson plc^	77,530
1,182	XL Group, Ltd.	51,772
577	Zurich Insurance Group AG	168,071

		6,183,031

Internet & Direct Marketing Retail (1.6%):
1,632	Amazon.com, Inc.*	1,579,776
477	Expedia, Inc.^	71,049
1,663	Liberty Interactive Corp., Class A*	40,810
1,777	Netflix, Inc.*	265,502
195	Priceline Group, Inc. (The)*	364,751
3,700	Rakuten, Inc.	43,623
700	Start Today Co., Ltd.	17,258
466	TripAdvisor, Inc.*^	17,801
340	Zalando SE*	15,585

		2,416,155

Internet Software & Services (2.7%):
694	Akamai Technologies, Inc.*	34,568
1,192	Alphabet, Inc., Class A*	1,108,179
1,267	Alphabet, Inc., Class C*	1,151,361
3,847	Auto Trader Group plc	19,044
147	CoStar Group, Inc.*	38,749
500	DeNA Co., Ltd.	11,215
4,346	eBay, Inc.*	151,762
9,551	Facebook, Inc., Class A*	1,442,010
700	Kakaku.com, Inc.	10,064
151	MercadoLibre, Inc.^	37,883
300	mixi, Inc.	16,641
300	Shopify, Inc., Class A*	26,070
2,197	Twitter, Inc.*^	39,260
475	United Internet AG, Registered Shares	26,117
386	VeriSign, Inc.*^	35,883
5,500	Yahoo! Japan Corp.	23,957
443	Zillow Group, Inc., Class C*^	21,711

		4,194,474

IT Services (2.7%):
2,540	Accenture plc, Class C	314,148
201	Alliance Data Systems Corp.	51,595
1,872	Amadeus IT Holding SA	111,972
346	Atos Origin SA	48,541
1,819	Automatic Data Processing, Inc.^	186,375
467	Broadridge Financial Solutions, Inc.	35,287
715	Capgemini SA	74,284
859	CGI Group, Inc., Class A*	43,897
2,496	Cognizant Technology Solutions Corp., Class A	165,734

Shares		Fair Value
Common Stocks, continued
IT Services, continued
1,800	Computershare, Ltd.	$19,531
1,217	Dxc Technology Co.	93,368
1,298	Fidelity National Information Services, Inc.	110,849
1,382	First Data Corp., Class A*	25,152
898	Fiserv, Inc.*	109,861
371	FleetCor Technologies, Inc.*	53,502
7,000	Fujitsu, Ltd.	51,686
324	Gartner, Inc.*	40,017
604	Global Payments, Inc.	54,553
3,617	International Business Machines Corp.	556,402
317	Jack Henry & Associates, Inc.^	32,927
584	Leidos Holdings, Inc.	30,187
3,890	MasterCard, Inc., Class A	472,441
440	Nomura Research Institute, Ltd.	17,367
2,500	NTT Data Corp.	27,866
200	OBIC Co., Ltd.	12,311
200	Otsuka Corp.	12,421
1,291	Paychex, Inc.	73,510
4,456	PayPal Holdings, Inc.*	239,154
802	Sabre Corp.^	17,460
647	Total System Services, Inc.	37,688
617	Vantive, Inc., Class A*	39,081
7,493	Visa, Inc., Class A^	702,693
1,873	Western Union Co.^	35,681
6,886	Worldpay Group plc	28,239

		3,925,780

Leisure Products (0.2%):
443	Hasbro, Inc.	49,399
1,326	Mattel, Inc.^	28,549
800	Namco Bandai Holdings, Inc.	27,302
239	Polaris Industries, Inc.^	22,043
300	Sankyo Co., Ltd.	10,177
800	Sega Sammy Holdings, Inc.	10,786
300	Shimano, Inc.	47,555
600	Yamaha Corp.	20,772

		216,583

Life Sciences Tools & Services (0.4%):
1,399	Agilent Technologies, Inc.	82,975
49	Eurofins Scientific SE	27,622
596	Illumina, Inc.*	103,418
306	Lonza Group AG, Registered Shares	66,198
108	Mettler-Toledo International, Inc.*	63,562
839	Qiagen NV	27,933
583	Quintiles Transnational Holdings, Inc.*	52,179
1,561	Thermo Fisher Scientific, Inc.	272,347
321	Waters Corp.*	59,013

		755,247

Machinery (2.0%):
264	AGCO Corp.^	17,791
1,121	Alfa Laval AB	22,979
607	Alstom SA*	21,239

Continued

12

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,300	AMADA Co., Ltd.	$15,054
291	Andritz AG	17,548
3,019	Atlas Copco AB, Class A	116,324
1,444	Atlas Copco AB, Class B	50,002
2,423	Caterpillar, Inc.	260,375
4,138	CNH Industrial NV	47,089
662	Cummins, Inc.	107,390
1,090	Deere & Co.	134,713
617	Dover Corp.	49,496
800	FANUC Corp.	154,504
458	Flowserve Corp.^	21,265
1,241	Fortive Corp.	78,617
718	GEA Group AG^	29,459
1,200	Hino Motors, Ltd.	13,349
600	Hitachi Construction Machinery Co., Ltd.	15,027
200	Hoshizaki Electric Co., Ltd.	18,107
312	IDEX Corp.	35,259
6,000	IHI Corp.	20,483
1,217	Illinois Tool Works, Inc.	174,335
1,011	IMI plc	15,742
1,063	Ingersoll-Rand plc	97,147
800	JTEKT Corp.	11,746
5,000	Kawasaki Heavy Industries, Ltd.	14,821
4,000	Komatsu, Ltd.	101,987
1,450	Kone OYJ, Class B	73,934
4,200	Kubota Corp.	70,786
500	Kurita Water Industries, Ltd.	13,646
800	Makita Corp.	29,628
156	MAN AG	16,721
472	Metso Corp. OYJ	16,386
259	Middleby Corp. (The)*^	31,471
1,400	Minebea Co., Ltd.	22,599
13,000	Mitsubishi Heavy Industries, Ltd.	53,348
400	Nabtesco Corp.	11,652
1,000	NGK Insulators, Ltd.	19,987
1,800	NSK, Ltd.	22,617
1,503	PACCAR, Inc.^	99,258
552	Parker Hannifin Corp.	88,221
670	Pentair plc	44,582
4,220	Sandvik AB	66,480
141	Schindler Holding AG	29,855
31	Schindler Holding AG, Registered Shares	6,431
1,553	SKF AB, Class B	31,627
200	SMC Corp.	60,919
234	Snap-On, Inc.^	36,972
620	Stanley Black & Decker, Inc.	87,253
2,000	Sumitomo Heavy Industries, Ltd.	13,238
600	THK Co., Ltd.	17,057
5,811	Volvo AB, Class B	99,298
210	WABCO Holdings, Inc.*	26,777
356	Wabtec Corp.^	32,574
592	Wartsila Corp. OYJ, Class B	34,989

Shares		Fair Value
Common Stocks, continued
Machinery, continued
830	Weir Group plc (The)	$18,757
704	Xylem, Inc.	39,023

		2,877,934

Marine (0.1%):
17	A.P. Moeller — Maersk A/S, Class A	32,494
30	A.P. Moeller — Maersk A/S, Class B	60,630
228	Kuehne & Nagel International AG, Registered Shares	38,124
5,000	Mitsui O.S.K. Lines, Ltd.	14,723
6,000	Nippon Yusen Kabushiki Kaisha	11,187

		157,158

Media (2.3%):
1,500	Altice NV, Class A*	34,878
429	Altice NV, Class B*	9,899
245	Axel Springer AG	14,716
1,501	CBS Corp., Class B	95,734
854	Charter Communications, Inc., Class A*	287,670
18,954	Comcast Corp., Class A	737,689
800	Dentsu, Inc.	38,328
679	Discovery Communications, Inc., Class A*^	17,539
836	Discovery Communications, Inc., Class C*	21,076
890	DISH Network Corp., Class A*	55,856
678	Eutelsat Communications SA	17,330
1,100	Hakuhodo DY Holdings, Inc.	14,628
1,539	Interpublic Group of Cos., Inc. (The)^	37,859
13,978	ITV plc	33,053
403	JCDecaux SA	13,235
470	Lagardere SCA	14,862
423	Liberty Broadband Corp., Class C*^	36,695
2,068	Liberty Global plc, Class C*	64,480
1,134	Liberty Global plc, Class A*	36,424
446	Liberty Global plc, Class C*	9,549
369	Liberty SiriusXM Group, Class A*	15,491
773	Liberty SiriusXM Group, Class C*	32,234
1,432	News Corp., Class A	19,618
970	Omnicom Group, Inc.^	80,413
3,978	Pearson plc	35,822
854	ProSiebenSat.1 Media AG	35,733
740	Publicis Groupe SA	55,432
318	REA Group, Ltd.	16,248
170	RTL Group	12,855
509	Schibsted ASA, Class A	12,308
534	Schibsted ASA, Class B	11,813
321	Scripps Networks Interactive, Class C^	21,928
1,431	SES Global, Class A	33,552
1,928	Shaw Communications, Inc., Class B	42,066
1,500	Singapore Press Holdings, Ltd.	3,520
7,135	Sirius XM Holdings, Inc.^	39,028
3,978	Sky plc	51,490
227	Telenet Group Holding NV*	14,300
3,183	Time Warner, Inc.	319,605
400	Toho Co., Ltd.	12,330
4,426	Twenty-First Century Fox, Inc.	125,433

Continued

13

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
1,709	Twenty-First Century Fox, Inc., Class B	$47,630
1,493	Viacom, Inc., Class B^	50,120
4,248	Vivendi Universal SA	94,552
6,386	Walt Disney Co. (The)	678,513
5,272	WPP plc	110,902

		3,564,436

Metals & Mining (1.4%):
908	Agnico Eagle Mines, Ltd.	40,953
10,099	Alumina, Ltd.^	14,878
5,723	Anglo American plc*	76,684
1,773	Antofagasta plc	18,510
2,681	ArcelorMittal*	61,015
4,826	Barrick Gold Corp.	76,785
8,849	BHP Billiton plc	135,546
12,549	BHP Billiton, Ltd.	223,782
2,338	BlueScope Steel, Ltd.	23,699
1,073	Boliden AB	29,333
2,679	First Quantum Minerals, Ltd.	22,666
6,052	Fortescue Metals Group, Ltd.	24,233
779	Franco-Nevada Corp.	56,217
5,129	Freeport-McMoRan Copper & Gold, Inc.*	61,599
837	Fresnillo plc	16,240
50,986	Glencore International plc	191,335
3,385	Goldcorp, Inc.	43,650
1,100	Hitachi Metals, Ltd.	15,354
2,000	JFE Holdings, Inc.	34,796
4,800	Kinross Gold Corp.*	19,509
1,500	Kobe Steel, Ltd.*	15,465
400	Maruichi Steel Tube, Ltd.	11,641
400	Mitsubishi Materials Corp.	12,143
2,928	Newcrest Mining, Ltd.	45,444
2,281	Newmont Mining Corp.	73,882
3,400	Nippon Steel Corp.	76,970
5,187	Norsk Hydro ASA	28,816
1,338	Nucor Corp.	77,430
380	Randgold Resources, Ltd.	33,625
5,090	Rio Tinto plc	214,572
1,687	Rio Tinto, Ltd.	81,911
20,869	South32, Ltd.	42,895
990	Steel Dynamics, Inc.	35,452
2,000	Sumitomo Metal & Mining Co., Ltd.	26,778
2,549	Teck Cominco, Ltd., Class B	44,194
1,419	ThyssenKrupp AG	40,330
3,978	Turquoise Hill Resources, Ltd.*	10,585
415	Voestalpine AG	19,362
1,722	Wheaton Precious Metals Corp.	34,212
3,593	Yamana Gold, Inc.	8,674

		2,121,165

Mortgage Real Estate Investment Trusts (0.0%):
1,279	Agnc Investment Corp.	27,230
3,700	Annaly Capital Management, Inc.^	44,585

		71,815

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.3%):
274	Canadian Tire Corp., Class A	$31,183
1,129	Dollar General Corp.	81,390
1,013	Dollar Tree, Inc.*	70,829
450	Dollarama, Inc.	43,004
400	Don Quijote Co., Ltd.	15,180
3,176	Harvey Norman Holdings, Ltd.^	9,317
1,300	Isetan Mitsukoshi Holdings, Ltd.	13,063
900	J. Front Retailing Co., Ltd.	13,854
725	Kohl’s Corp.^	28,036
1,213	Macy’s, Inc.^	28,190
6,217	Marks & Spencer Group plc	26,984
900	MARUI GROUP Co., Ltd.	13,290
672	Next plc	33,743
511	Nordstrom, Inc.^	24,441
100	Ryohin Keikaku Co., Ltd.	24,997
1,000	Takashimaya Co., Ltd.	9,533
2,194	Target Corp.^	114,724

		581,758

Multi-Utilities (1.0%):
2,649	AGL Energy, Ltd.	51,945
986	Ameren Corp.	53,905
348	Atco, Ltd.	13,610
463	Canadian Utilities, Ltd., Class A	14,880
1,567	CenterPoint Energy, Inc.	42,904
23,324	Centrica plc	60,786
1,140	CMS Energy Corp.	52,725
1,217	Consolidated Edison, Inc.	98,358
2,595	Dominion Energy, Inc.	198,854
735	DTE Energy Co.	77,756
8,601	E.ON AG	81,160
6,854	Engie Group	104,042
573	Innogy Se	22,549
14,284	National Grid plc	177,256
1,299	NiSource, Inc.	32,943
2,159	Public Service Enterprise Group, Inc.	92,859
1,932	RWE AG*	38,520
563	SCANA Corp.	37,727
956	Sempra Energy^	107,788
1,255	Suez Environnement Co.	23,256
1,772	Veolia Environnement SA	37,624
1,315	WEC Energy Group, Inc.	80,715

		1,502,162

Oil, Gas & Consumable Fuels (5.9%):
608	AltaGas, Ltd.	13,918
2,270	Anadarko Petroleum Corp.	102,922
597	Antero Resources Corp.*^	12,901
1,592	Apache Corp.^	76,305
1,724	ARC Resources, Ltd.	22,551
78,348	BP plc	452,535
1,817	Cabot Oil & Gas Corp.	45,570
1,032	Caltex Australia, Ltd.	25,038
1,442	Cameco Corp.	13,134

Continued

14

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,633	Canadian Natural Resources, Ltd.	$133,709
3,747	Cenovus Energy, Inc.	27,627
783	Cheniere Energy, Inc.*	38,140
7,694	Chevron Corp.	802,716
378	Cimarex Energy Co.	35,536
633	Concho Resources, Inc.*^	76,928
4,843	ConocoPhillips Co.	212,898
370	Continental Resources, Inc.*^	11,962
2,681	Crescent Point Energy Corp.	20,512
1,958	Devon Energy Corp.	62,597
351	Diamondback Energy, Inc.*	31,172
6,701	Enbridge, Inc.	266,985
4,312	EnCana Corp.	37,945
10,853	ENI SpA	163,760
2,387	EOG Resources, Inc.	216,071
682	EQT Corp.^	39,958
16,791	Exxon Mobil Corp.	1,355,538
1,200	Galp Energia SGPS SA	18,225
1,128	Hess Corp.^	49,485
657	HollyFrontier Corp.^	18,048
1,272	Husky Energy, Inc.*	14,441
500	Idemitsu Kosan Co., Ltd.	14,169
1,189	Imperial Oil, Ltd.	34,663
3,800	INPEX Corp.	36,653
1,260	Inter Pipeline, Ltd.	24,683
10,850	JX Holdings, Inc.	47,479
705	Keyera Corp.	22,195
7,857	Kinder Morgan, Inc.	150,540
290	Koninklijke Vopak NV	13,461
750	Lundin Petroleum AB*	14,456
3,305	Marathon Oil Corp.^	39,164
2,142	Marathon Petroleum Corp.	112,091
632	Murphy Oil Corp.^	16,198
521	Neste Oil OYJ	20,550
781	Newfield Exploration Co.*^	22,227
1,879	Noble Energy, Inc.	53,176
3,176	Occidental Petroleum Corp.	190,147
5,352	Oil Search, Ltd.	28,052
488	OMV AG	25,366
828	ONEOK, Inc.^	43,188
6,801	Origin Energy, Ltd.*	35,797
686	Parsley Energy, Inc., Class A*	19,037
1,763	Pembina Pipelines Corp.	58,400
635	Peyto Exploration & Development Corp.	11,519
1,797	Phillips 66	148,594
681	Pioneer Natural Resources Co.	108,674
369	Plains GP Holdings, LP-CL A^	9,653
775	Prairiesky Royalty, Ltd.	17,651
726	Range Resources Corp.^	16,821
5,072	Repsol SA	77,800
17,716	Royal Dutch Shell plc, Class A	470,503
15,358	Royal Dutch Shell plc, Class B	412,426

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
6,196	Santos, Ltd.*	$14,407
1,158	Seven Generations Energy*	19,836
1,400	Showa Shell Sekiyu K.K.	13,010
12,925	Snam SpA	56,524
4,749	Statoil ASA	78,957
6,773	Suncor Energy, Inc.	197,925
749	Targa Resources Corp.^	33,855
478	Tesoro Corp.	44,741
9,283	Total SA	459,877
813	Tourmaline Oil Corp.*	17,481
3,648	TransCanada Corp.	173,931
1,862	Valero Energy Corp.	125,611
1,273	Veresen, Inc.	18,006
444	Vermilion Energy, Inc.	14,088
3,383	Williams Cos., Inc. (The)	102,437
3,014	Woodside Petroleum, Ltd.	69,074

		8,134,220

Paper & Forest Products (0.1%):
1,393	Mondi plc	36,550
3,000	OYI Paper Co., Ltd.	15,526
2,017	Stora Enso OYJ, Registered Shares	26,078
2,334	UPM-Kymmene OYJ	66,556
350	West Fraser Timber Co., Ltd.	16,569

		161,279

Personal Products (0.7%):
413	Beiersdorf AG	43,491
1,897	Coty, Inc., Class A^	35,588
935	Estee Lauder Co., Inc. (The), Class A	89,741
1,800	Kao Corp.	107,000
100	KOSE Corp.	10,943
1,047	L’Oreal SA	218,184
1,500	Shiseido Co., Ltd.	53,444
6,477	Unilever NV	357,903
5,280	Unilever plc	285,946

		1,202,240

Pharmaceuticals (6.1%):
1,335	Allergan plc	324,525
9,000	Astellas Pharma, Inc.	110,212
5,143	AstraZeneca plc	344,613
3,376	Bayer AG, Registered Shares	436,742
6,803	Bristol-Myers Squibb Co.	379,063
900	Chugai Pharmaceutical Co., Ltd.	33,733
2,600	Daiichi Sankyo Co., Ltd.	61,326
700	Dainippon Sumitomo Pharma Co., Ltd.	9,564
1,000	Eisai Co., Ltd.	55,289
4,018	Eli Lilly & Co.	330,681
19,895	GlaxoSmithKline plc	423,706
563	Hikma Pharmaceuticals plc^	10,781
200	Hisamitsu Pharmaceutical Co., Inc.	9,589
154	Ipsen SA	21,086
—	Jazz Pharmaceuticals plc*	—

Continued

15

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
237	Jazz Pharmaceuticals plc*	$36,854
10,988	Johnson & Johnson Co.	1,453,602
1,000	Kyowa Hakko Kogyo Co., Ltd.	18,612
428	Mallinckrodt plc*	19,179
11,067	Merck & Co., Inc.	709,284
517	Merck KGaA	62,579
900	Mitsubishi Tanabe Pharma Corp.	20,848
1,844	Mylan NV*	71,584
8,983	Novartis AG, Registered Shares	750,397
7,396	Novo Nordisk A/S, Class B	317,303
1,600	Ono Pharmaceutical Co., Ltd.	34,956
411	Orion OYJ, Class B	26,240
1,500	Otsuka Holdings Co., Ltd.	63,980
562	Perrigo Co. plc^	42,442
23,857	Pfizer, Inc.	801,357
427	Recordati SpA	17,372
2,880	Roche Holding AG	735,598
4,795	Sanofi-Aventis SA	460,795
1,400	Santen Pharmaceutical Co., Ltd.	19,017
1,200	Shionogi & Co., Ltd.	66,945
100	Taisho Pharmaceutical Holdings Co., Ltd.	7,618
2,900	Takeda Pharmacuetical Co., Ltd.	147,465
54	Taro Pharmaceutical Industries, Ltd.*	6,051
3,885	Teva Pharmaceutical Industries, Ltd., ADR^	129,059
502	UCB SA	34,540
1,267	Valeant Pharmaceuticals International, Inc.*	22,025
160	Vifor Pharma AG	17,693
1,957	Zoetis, Inc.	122,078

		8,766,383

Professional Services (0.7%):
655	Adecco SA, Registered Shares	49,881
996	Bureau Veritas SA	22,060
2,593	Capita Group plc	23,353
491	Equifax, Inc.	67,473
3,896	Experian plc	79,992
1,548	IHS Markit, Ltd.*	68,174
627	Intertek Group plc	34,479
282	Manpower, Inc.	31,485
1,524	Nielsen Holdings plc	58,918
465	Randstad Holding NV	27,188
4,500	Recruit Holdings Co., Ltd.	77,451
4,424	Reed Elsevier plc	95,717
3,903	RELX NV	80,304
509	Robert Half International, Inc.^	24,396
1,229	Seek, Ltd.	15,963
22	SGS SA, Registered Shares	53,352
702	Verisk Analytics, Inc.*	59,228
1,199	Wolters Kluwer NV^	50,804

		920,218

Real Estate Management & Development (0.8%):
800	AEON Mall Co., Ltd.	15,765
165	Azrieli Group	9,169

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
10,400	CapitaLand, Ltd.	$26,448
1,177	CBRE Group, Inc., Class A*	42,843
11,000	Cheung Kong Property Holdings, Ltd.	86,167
2,000	City Developments, Ltd.	15,593
300	Daito Trust Construction Co., Ltd.	46,694
2,400	Daiwa House Industry Co., Ltd.	82,126
1,352	Deutsche Wohnen AG	51,746
760	First Capital Realty, Inc.	11,582
6,900	Global Logistic Properties, Ltd.	14,344
4,000	Hang Lung Group, Ltd.	16,550
8,000	Hang Lung Properties, Ltd.	19,983
4,400	Henderson Land Development Co., Ltd.	24,545
5,100	Hongkong Land Holdings, Ltd.	37,538
1,400	Hulic Co., Ltd.	14,312
3,000	Hysan Development Co., Ltd.	14,329
178	Jones Lang LaSalle, Inc.	22,250
4,000	Kerry Properties, Ltd.	13,578
2,148	Lend Lease Group	27,482
5,000	Mitsubishi Estate Co., Ltd.	93,419
3,300	Mitsui Fudosan Co., Ltd.	78,905
22,308	New World Development Co., Ltd.	28,318
700	Nomura Real Estate Holdings, Inc.	13,719
12,117	Sino Land Co., Ltd.	19,867
1,000	Sumitomo Realty & Development Co., Ltd.	30,913
6,000	Sun Hung Kai Properties, Ltd.	88,155
2,000	Swire Pacific, Ltd., Class A	19,534
4,800	Swire Properties, Ltd.	15,854
318	Swiss Prime Site AG	28,895
900	Tokyo Tatemono Co., Ltd.	11,812
2,200	Tokyu Fudosan Holdings Corp.	13,028
3,069	UOL Group, Ltd.	17,042
1,889	Vonovia SE	75,048
5,000	Wharf Holdings, Ltd. (The)	41,448
3,000	Wheelock & Co., Ltd.	22,639

		1,191,640

Road & Rail (1.1%):
39	AMERCO, Inc.	14,276
7,972	Aurizon Holdings, Ltd.	32,800
3,160	Canadian National Railway Co.	256,437
565	Canadian Pacific Railway, Ltd.	90,920
600	Central Japan Railway Co.	97,908
12,700	ComfortDelGro Corp., Ltd.	21,248
3,587	CSX Corp.	195,707
737	DSV A/S	45,427
1,400	East Japan Railway Co.	134,014
900	Hankyu Hanshin Holdings, Inc.	32,394
359	J.B. Hunt Transport Services, Inc.	32,805
426	Kansas City Southern	44,581
2,000	Keihin Electric Express Railway Co., Ltd.	24,126
2,000	Keio Corp.	16,751
500	Keisei Electric Railway Co., Ltd.	13,370
7,000	Kintetsu Corp.	26,995

Continued

16

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
700	Kyushu Railway Co.	$22,726
7,000	MTR Corp., Ltd.	39,445
3,000	Nagoya Railroad Co., Ltd.	13,997
3,000	Nippon Express Co., Ltd.	18,808
1,209	Norfolk Southern Corp.	147,135
1,100	Odakyu Electric Railway Co., Ltd.	22,210
3,000	Tobu Railway Co., Ltd.	16,379
4,000	Tokyu Corp.	30,551
3,233	Union Pacific Corp.	352,107
700	West Japan Railway Co.	49,504

		1,792,621

Semiconductors & Semiconductor Equipment (2.5%):
3,346	Advanced Micro Devices, Inc.*^	41,758
1,519	Analog Devices, Inc.	118,178
4,461	Applied Materials, Inc.	184,284
1,300	ASM Pacific Technology, Ltd.	17,551
1,546	ASML Holding NV	201,264
1,602	Broadcom, Ltd.	373,346
100	Disco Corp.	16,010
4,690	Infineon Technologies AG	99,375
19,077	Intel Corp.	643,659
618	KLA-Tencor Corp.	56,553
652	Lam Research Corp.^	92,212
1,673	Marvell Technology Group, Ltd.	27,638
1,111	Maxim Integrated Products, Inc.	49,884
875	Microchip Technology, Inc.^	67,533
4,304	Micron Technology, Inc.*	128,517
2,131	NVIDIA Corp.	308,057
1,413	NXP Semiconductors NV*	154,653
500	Qorvo, Inc.*	31,660
6,037	QUALCOMM, Inc.	333,363
300	ROHM Co., Ltd.	23,115
677	Skyworks Solutions, Inc.	64,958
2,574	STMicroelectronics NV	36,905
4,102	Texas Instruments, Inc.	315,567
600	Tokyo Electron, Ltd.	81,295
962	Xilinx, Inc.^	61,876

		3,529,211

Software (3.4%):
2,883	Activision Blizzard, Inc.	165,974
2,005	Adobe Systems, Inc.*	283,587
353	ANSYS, Inc.*	42,953
845	Autodesk, Inc.*	85,193
1,224	CA, Inc.	42,191
1,174	Cadence Design Systems, Inc.*	39,317
520	CDK Global, Inc.	32,271
506	Check Point Software Technologies, Ltd.*^	55,194
700	Citrix Systems, Inc.*	55,706
76	Constellation Software, Inc./Canada	39,764
497	Dassault Systemes SA	44,535
879	Dell Technologies, Inc., Class V*	53,716
1,235	Electronic Arts, Inc.*	130,564

Shares		Fair Value
Common Stocks, continued
Software, continued
566	Fortinet, Inc.*	$21,191
316	Gemalto NV	19,082
1,007	Intuit, Inc.	133,740
400	Konami Corp.	22,258
200	Line Corp.*	6,940
29,727	Microsoft Corp.	2,049,082
815	Mobileye NV*	51,182
700	Nexon Co., Ltd.	13,862
322	NICE Systems, Ltd.	25,549
400	Nintendo Co., Ltd.	133,894
948	Nuance Communications, Inc.*	16,505
946	Open Text Corp.	29,863
200	Oracle Corp.	12,999
12,377	Oracle Corp.	620,583
728	Red Hat, Inc.*	69,706
3,432	Sage Group plc	30,770
2,687	Salesforce.com, Inc.*	232,694
3,998	SAP AG	417,811
648	ServiceNow, Inc.*	68,688
515	Splunk, Inc.*^	29,298
708	SS&C Technologies Holdings, Inc.	27,194
2,450	Symantec Corp.	69,213
605	Synopsys, Inc.*	44,123
400	Trend Micro, Inc.	20,640
295	VMware, Inc., Class A*^	25,792
462	Workday, Inc., Class A*	44,814

		5,308,438

Specialty Retail (1.6%):
200	ABC-Mart, Inc.	11,786
290	Advance Auto Parts, Inc.	33,811
287	AutoNation, Inc.*^	12,100
120	AutoZone, Inc.*^	68,455
597	Bed Bath & Beyond, Inc.^	18,149
1,143	Best Buy Co., Inc.^	65,528
756	CarMax, Inc.*^	47,673
350	Dick’s Sporting Goods, Inc.^	13,941
3,672	Dixons Carphone plc	13,575
133	Dufry AG, Registered Shares*	21,893
200	Fast Retailing Co., Ltd.	66,726
534	Foot Locker, Inc.	26,316
935	Gap, Inc. (The)^	20,561
3,872	Hennes & Mauritz AB, Class B	96,746
100	Hikari Tsushin, Inc.	10,532
4,899	Home Depot, Inc. (The)	751,506
4,461	Industria de Diseno Textil SA	171,767
8,807	Kingfisher plc	34,486
983	L Brands, Inc.^	52,974
3,479	Lowe’s Cos., Inc.	269,726
300	Nitori Co., Ltd.	40,152
388	O’Reilly Automotive, Inc.*^	84,871
1,445	Ross Stores, Inc.	83,420
100	Shimamura Co., Ltd.	12,240

Continued

17

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
292	Signet Jewelers, Ltd.^	$18,466
2,397	Staples, Inc.	24,138
492	Tiffany & Co.	46,184
2,699	TJX Cos., Inc. (The)	194,787
522	Tractor Supply Co.^	28,298
241	Ulta Salon, Cosmetics & Fragrance, Inc.*	69,249
800	USS Co., Ltd.	15,918
2,400	Yamada Denki Co., Ltd.	11,928

		2,437,902

Technology Hardware, Storage & Peripherals (2.5%):
21,186	Apple, Inc.	3,051,207
1,801	BlackBerry, Ltd.*	18,002
900	Brother Industries, Ltd.	20,829
4,600	Canon, Inc.	156,556
1,900	Fujifilm Holdings Corp.	68,404
6,822	Hewlett Packard Enterprise Co.	113,177
6,492	HP, Inc.	113,480
1,800	Konica Minolta Holdings, Inc.	14,985
10,000	NEC Corp.	26,565
1,134	NetApp, Inc.	45,417
2,600	Ricoh Co., Ltd.	23,006
1,172	Seagate Technology plc	45,415
1,100	Seiko Epson Corp.	24,522
1,213	Western Digital Corp.	107,472
809	Xerox Corp.	23,243

		3,852,280

Textiles, Apparel & Luxury Goods (1.0%):
773	Adidas AG	148,164
600	ASICS Corp.	11,143
1,799	Burberry Group plc	38,968
49	Christian Dior SE	14,068
1,086	Coach, Inc.	51,411
2,156	Compagnie Financiere Richemont SA	177,963
860	Gildan Activewear, Inc.	26,432
1,456	Hanesbrands, Inc.^	33,721
86	Hermes International SA	42,522
262	Hugo Boss AG^	18,387
323	Kering	110,577
26,000	Li & Fung, Ltd.	9,472
432	Lululemon Athletica, Inc.*	25,777
696	Luxottica Group SpA	40,379
1,132	LVMH Moet Hennessy Louis Vuitton SA	283,937
694	Michael Kors Holdings, Ltd.*^	25,158
5,267	Nike, Inc., Class C	310,754
486	Pandora A/S	45,572
320	PVH Corp.	36,640
224	Ralph Lauren Corp.	16,531
120	Swatch Group AG (The), Class B	44,378
210	Swatch Group AG (The), Registered Shares	15,346
731	Under Armour, Inc., Class A*^	15,907
702	Under Armour, Inc., Class C*^	14,152
1,359	VF Corp.^	78,278

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
3,000	Yue Yuen Industrial Holdings, Ltd.	$12,450

		1,648,087

Thrifts & Mortgage Finance (0.0%):
1,773	New York Community Bancorp, Inc.^	23,279

Tobacco (1.6%):
7,815	Altria Group, Inc.	581,983
7,455	British American Tobacco plc	507,456
3,970	Imperial Tobacco Group plc, Class A	178,486
4,600	Japan Tobacco, Inc.	161,701
6,265	Philip Morris International, Inc.	735,824
3,497	Reynolds American, Inc.	227,445
739	Swedish Match AB, Class B	26,067

		2,418,962

Trading Companies & Distributors (0.5%):
659	AerCap Holdings NV*	30,597
1,988	Ashtead Group plc	41,230
606	Brenntag AG	35,083
1,312	Bunzl plc	39,128
1,131	Fastenal Co.^	49,233
660	Finning International, Inc.	12,939
824	HD Supply Holdings, Inc.*	25,239
6,500	ITOCHU Corp.	96,755
6,400	Marubeni Corp.	41,440
1,200	Misumi Group, Inc.	27,435
6,400	Mitsubishi Corp.	134,463
7,200	Mitsui & Co., Ltd.	103,087
1,153	Rexel SA	18,895
4,700	Sumitomo Corp.	61,282
800	Toyota Tsushu Corp.	24,027
958	Travis Perkins plc	18,164
331	United Rentals, Inc.*^	37,307
231	W.W. Grainger, Inc.^	41,702
1,045	Wolseley plc	64,252

		902,258

Transportation Infrastructure (0.2%):
2,991	Abertis Infraestructuras SA	55,451
290	Aena SA	56,656
121	Aeroports de Paris	19,543
1,830	Atlantia SpA	51,675
3,464	Auckland International Airport, Ltd.	18,096
182	Fraport AG	16,098
1,770	Groupe Eurotunnel SA	18,885
27,700	Hutchison Port Holdings Trust	11,911
300	Japan Airport Terminal Co., Ltd.	11,493
1,000	Kamigumi Co., Ltd.	10,496
348	Macquarie Infrastructure Corp.	27,283
3,000	SATS, Ltd.	11,142
4,299	Sydney Airport	23,411
8,363	Transurban Group	76,098

		408,238

Continued

18

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Water Utilities (0.0%):
703	American Water Works Co., Inc.	$54,799
930	Severn Trent plc	26,444
2,680	United Utilities Group plc	30,296

		111,539

Wireless Telecommunication Services (0.7%):
7,600	KDDI Corp.	201,367
285	Millicom International Cellular SA, SDR	16,863
5,200	NTT DoCoMo, Inc.	122,763
1,431	Rogers Communications, Inc.	67,599
3,400	SoftBank Group Corp.	276,268
3,079	Sprint Corp.*^	25,279
5,000	StarHub, Ltd.	9,894
1,473	Tele2 AB	15,486
1,171	T-Mobile US, Inc.*	70,986
107,712	Vodafone Group plc	305,606

		1,112,111

Total Common Stocks (Cost $129,209,552)		148,459,712

Preferred Stocks (0.2%):
Automobiles (0.1%):
239	Bayerische Motoren Werke AG (BMW), 4.87%	19,718
605	Porsche Automobil Holding SE, 2.05%	33,988
759	Volkswagen AG, 1.54%	115,746

		169,452

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Preferred Stocks, continued
Household Products (0.1%):
712	Henkel AG & Co. KGaA, 1.34%	$97,980

Total Preferred Stocks (Cost $238,807)		267,432

Rights (0.0%):
Aerospace & Defense (0.0%):
540,594	Rolls-Royce Holdings plc, Expires on 7/05/17*(a)	704

Construction & Engineering (0.0%):
788	ACS Actividades de Construccion y Servicios SA, Expires on 7/12/17*^	630

Total Rights (Cost $—)		1,334

Securities Held as Collateral for Securities on Loan (5.6%):
$8,400,429	AZL MSCI Global Equity Index Fund Securities Lending Collateral Account(b)	8,400,429

Total Securities Held as Collateral for Securities on Loan (Cost $8,400,429)		8,400,429

Unaffiliated Investment Company (0.2%):
289,720	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.75%(c)	289,720

Total Unaffiliated Investment Company (Cost $289,720)		289,720

Total Investment Securities (Cost $138,138,508)(d) — 105.1%		157,418,627
Net other assets (liabilities) — (5.1)%		(7,636,261)

Net Assets — 100.0%		$149,782,366

Percentages indicated are based on net assets as of June 30, 2017.

ADR—American Depositary Receipt

SDR—Swedish Depository Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $7,989,602.

+	Affiliated Securities

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2017. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(c)	The rate represents the effective yield at June 30, 2017.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

19

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2017:

Country	Percentage
Argentina	— %^
Australia	2.5%
Austria	0.1%
Belgium	0.4%
Bermuda	0.2%
Canada	3.4%
Denmark	0.6%
Finland	0.4%
France	3.5%
Germany	3.4%
Hong Kong	1.2%
Ireland (Republic of)	0.9%
Israel	0.3%
Italy	0.7%
Japan	8.2%
Liberia	—%
Luxembourg	0.1%
Netherlands	1.7%
New Zealand	0.1%
Norway	0.2%
Panama	0.1%
Portugal	—%
Singapore	0.7%
Spain	1.2%
Sweden	1.0%
Switzerland	3.4%
United Arab Emirates	— %^
United Kingdom	6.0%
United States	59.7%

100.0%

^	Represents less than 0.05%

Futures Contracts

Cash of $36,719 has been segregated to cover margin requirements for the following open contracts as of June 30, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 September Futures (Euro)	Long	9/15/17	4	$156,727	$(5,153)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	Long	9/15/17	5	605,225	(1,511)
SGX Nikkei 225 Index September Futures (Japanese Yen)	Long	9/7/17	1	88,921	(377)

Total					$(7,041)

See accompanying notes to the financial statements.

20

AZL MSCI Global Equity Index Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$137,680,414
Investments in affiliates, at cost	458,094

Total Investment securities, at cost	$138,138,508

Investment in non-affiliates, at value	$156,837,151
Investments in affiliates, at value	581,476

Total Investment securities, at value*	$157,418,627
Segregated cash for collateral	36,719
Interest and dividends receivable	214,110
Foreign currency, at value (cost $385,283)	392,924
Receivable for investments sold	2,142
Receivable for variation margin on futures contracts	225
Reclaims receivable	151,503
Prepaid expenses	39,594

Total Assets	158,255,844

Liabilities:
Cash overdraft	52
Payable for capital shares redeemed	1,392
Payable for collateral received on loaned securities	8,400,429
Payable for variation margin on futures contracts	2,015
Manager fees payable	38,523
Distribution fees payable	31,067

Total Liabilities	8,473,478

Net Assets	$149,782,366

Net Assets Consist of:
Capital	$142,644,142
Accumulated net investment income/(loss)	4,413,408
Accumulated net realized gains/(losses) from investment transactions	(16,561,178)
Net unrealized appreciation/(depreciation) on investments	19,285,994

Net Assets	$149,782,366

Shares of beneficial interest (unlimited number of shares authorized, no par value)	14,423,337
Net Asset Value (offering and redemption price per share)	$10.38

*	Includes securities on loan of $7,989,602.

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$2,192,235
Dividends from affiliates	18,224
Income from securities lending	8,205
Foreign withholding tax	(126,611)

Total Investment Income	2,092,053

Expenses:
Manager fees	520,048
Administration fees	78,960
Distribution fees	185,731
Custodian fees	24,311
Administrative and compliance services fees	1,110
Transfer agent fees	2,505
Trustee fees	3,616
Professional fees	3,795
Shareholder reports	1,078
Other expenses	1,872

Total expenses before reductions	823,026
Less expenses voluntarily waived/reimbursed by the Manager	(289,740)

Net expenses	533,286

Net Investment Income/(Loss)	1,558,767

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	1,351,837
Net realized gains/(losses) on securities transactions from affiliates	3,469
Net realized gains/(losses) on futures contracts	112,304
Change in net unrealized appreciation/depreciation on investments	12,469,640

Net Realized/Unrealized Gains/(Losses) on Investments	13,937,250

Change in Net Assets Resulting From Operations	$15,496,017

See accompanying notes to the financial statements.

21

AZL MSCI Global Equity Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,558,767	$3,103,370
Net realized gains/(losses) on investment transactions	1,467,610	(11,071,989)
Change in unrealized appreciation/depreciation on investments	12,469,640	8,959,236

Change in net assets resulting from operations	15,496,017	990,617

Distributions to Shareholders:
From net investment income	—	(3,055,401)

Change in net assets resulting from distributions to shareholders	—	(3,055,401)

Capital Transactions:
Proceeds from shares issued	915,735	145,799,062
Proceeds from dividends reinvested	—	3,055,401
Value of shares redeemed	(13,894,746)	(116,735,502)

Change in net assets resulting from capital transactions	(12,979,011)	32,118,961

Change in net assets	2,517,006	30,054,177
Net Assets:
Beginning of period	147,265,360	117,211,183

End of period	$149,782,366	$147,265,360

Accumulated net investment income/(loss)	$4,413,408	$2,854,641

Share Transactions:
Shares issued	92,381	16,362,841
Dividends reinvested	—	336,869
Shares redeemed	(1,396,906)	(13,037,308)

Change in shares	(1,304,525)	3,662,402

See accompanying notes to the financial statements.

22

AZL MSCI Global Equity Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.36		$9.71	$11.51	$12.88		$11.74		$12.14

Investment Activities:
Net Investment Income/(Loss)	0.12		0.20	0.23	0.28		0.25		0.19
Net Realized and Unrealized Gains/(Losses) on Investments	0.90		(0.30)	(1.66)	(0.89)		1.11		2.14

Total from Investment Activities	1.02		(0.10)	(1.43)	(0.61)		1.36		2.33

Dividends to Shareholders From:
Net Investment Income	—		(0.25)	(0.31)	(0.25)		(0.22)		(0.35)
Net Realized Gains	—		—	(0.06)	(0.51)		—		(2.38)

Total Dividends	—		(0.25)	(0.37)	(0.76)		(0.22)		(2.73)

Net Asset Value, End of Period	$10.38		$9.36	$9.71	$11.51		$12.88		$11.74

Total Return(a)	10.90	%(b)	(0.93)%	(12.57)%	(5.26)%		11.66%		20.55%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$149,782		$147,265	$117,211	$147,054		$151,096		$135,156
Net Investment Income/(Loss)(c)	2.10%		2.75%	1.80%	2.35%		2.10%		2.25%
Expenses Before Reductions(c)(d)	1.11%		1.20%	1.24%	1.24%		1.23%		1.25%
Expenses Net of Reductions(c)	0.72%		1.10%	1.24%	1.24%		1.22%		1.24%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	0.72%		1.10%	1.24%	1.24	%(e)	1.23	%(e)	1.25	%(e)
Portfolio Turnover Rate	1	%(b)	135%	50%	20%		24%		21%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

23

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MSCI Global Equity Index Fund (formerly, AZL Global Equity Index Fund) (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

24

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $6 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $810 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions
Common Stocks	$8,223,144	$177,825	$—	$—	$8,400,429

Total Securities Lending Transactions	8,223,144	177,825	—	—	8,400,429

Total Borrowings	$8,223,144	$177,825	$—	$—	$8,400,429

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$8,400,429

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price. During the period ended June 30, 2017 the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2017, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $.9 million as of June 30, 2017. The monthly average notional amount for these contracts was $1.1 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

25

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation on futures contracts	$7,041

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$112,304	$(8,203)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock”), BlackRock provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MSCI Global Equity Index Fund	0.70%	0.80%

*	The Manager voluntarily reduced the management fee to 0.31% on all assets. After April 30, 2018 the manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2017, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2017 is as follows:

	Fair Value 12/31/2016	Purchases at Cost		Proceeds from Sales	Net Realized Gain/(Loss)	Fair Value 6/30/2017	Dividend Income
Allianz SE, Registered Shares	$331,550		$—	$(22,612)	$2,875	$369,849	$15,669
BlackRock Inc., Class A	208,536		—	(10,207)	594	211,627	2,555

	$540,086	$		$(32,819)	$3,469	$581,476	$18,224

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

26

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $898 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead

Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Aerospace & Defense	$2,042,127	$643,345	$2,685,472
Air Freight & Logistics	607,448	215,475	822,923
Airlines	137,260	100,585	237,845

27

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Investment Securities:	Level 1	Level 2	Total

Auto Components	$327,986	$719,301	$1,047,287
Automobiles	576,687	1,714,168	2,290,855
Banks	7,230,283	7,062,193	14,292,476
Beverages	1,795,256	1,191,158	2,986,414
Biotechnology	2,660,728	488,906	3,149,634
Building Products	351,304	437,275	788,579
Capital Markets	2,863,072	1,213,043	4,076,115
Chemicals	2,031,229	2,057,610	4,088,839
Commercial Services & Supplies	341,158	306,689	647,847
Communications Equipment	923,027	237,767	1,160,794
Construction & Engineering	76,414	504,667	581,081
Construction Materials	123,504	385,996	509,500
Consumer Finance	656,802	59,766	716,568
Containers & Packaging	374,480	67,770	442,250
Distributors	93,430	12,893	106,323
Diversified Consumer Services	27,077	15,126	42,203
Diversified Financial Services	947,507	514,557	1,462,064
Diversified Telecommunication Services	1,873,664	1,423,723	3,297,387
Electric Utilities	1,842,241	946,054	2,788,295
Electrical Equipment	506,759	836,188	1,342,947
Electronic Equipment, Instruments & Components	502,829	765,188	1,268,017
Energy Equipment & Services	738,892	71,463	810,355
Equity Real Estate Investment Trusts	2,691,368	911,361	3,602,729
Food & Staples Retailing	1,829,967	863,945	2,693,912
Food Products	1,289,793	1,777,013	3,066,806
Gas Utilities	68,332	207,326	275,658
Health Care Equipment & Supplies	2,535,375	573,964	3,109,339
Health Care Providers & Services	2,456,654	386,150	2,842,804
Health Care Technology	98,657	19,331	117,988
Hotels, Restaurants & Leisure	1,863,302	760,974	2,624,276
Household Durables	440,524	692,650	1,133,174
Household Products	1,529,679	372,285	1,901,964
Independent Power & Renewable Electricity Producers	27,753	26,556	54,309
Industrial Conglomerates	1,940,707	965,372	2,906,079
Insurance	3,096,315	3,086,716	6,183,031
Internet & Direct Marketing Retail	2,339,689	76,466	2,416,155
Internet Software & Services	4,087,436	107,038	4,194,474
IT Services	3,521,562	404,218	3,925,780
Leisure Products	99,991	116,592	216,583
Life Sciences Tools & Services	633,494	121,753	755,247
Machinery	1,462,519	1,415,415	2,877,934
Marine	—	157,158	157,158
Media	2,872,650	691,786	3,564,436
Metals & Mining	605,808	1,515,357	2,121,165
Multiline Retail	421,797	159,961	581,758
Multi-Utilities	905,024	597,138	1,502,162
Oil, Gas & Consumable Fuels	5,586,101	2,548,119	8,134,220
Paper & Forest Products	16,569	144,710	161,279
Personal Products	125,329	1,076,911	1,202,240
Pharmaceuticals	4,447,784	4,318,599	8,766,383
Professional Services	309,674	610,544	920,218
Real Estate Management & Development	76,675	1,114,965	1,191,640
Road & Rail	1,133,968	658,653	1,792,621
Semiconductors & Semiconductor Equipment	3,053,696	475,515	3,529,211
Software	4,560,098	748,340	5,308,438
Specialty Retail	1,930,153	507,749	2,437,902
Technology Hardware, Storage & Peripherals	3,517,413	334,867	3,852,280
Textiles, Apparel & Luxury Goods	634,761	1,013,326	1,648,087
Tobacco	1,545,252	873,710	2,418,962
Trading Companies & Distributors	197,017	705,241	902,258
Transportation Infrastructure	27,283	380,955	408,238

28

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Investment Securities:	Level 1	Level 2	Total

Water Utilities	$54,799	$56,740	$111,539
Wireless Telecommunication Services	163,864	948,247	1,112,111
Other Common Stocks+	95,094	—	95,094
Preferred Stocks+	—	267,432	267,432
Rights	630	704	1,334
Securities Held as Collateral for Securities on Loan	—	8,400,429	8,400,429
Unaffiliated Investment Company	289,720	—	289,720

Total Investment Securities	94,235,440	63,183,187	157,418,627

Other Financial Instruments:*
Futures Contracts	(7,041)	—	(7,041)

Total Investments	$94,228,399	$63,183,187	$157,411,586

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MSCI Global Equity Index Fund	$1,584,612	$13,606,215

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $138,531,771. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$21,098,636
Unrealized (depreciation)	(2,211,780)

Net unrealized appreciation/(depreciation)	$18,886,856

As of the end of its tax year ended December 31, 2016, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

29

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL MSCI Global Equity Index Fund	$11,151,078	$6,454,327	$17,605,405

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MSCI Global Equity Index Fund	$3,055,401	$—	$3,055,401

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MSCI Global Equity Index Fund	$2,869,088	$—	$(17,605,405)	$6,378,524	$(8,357,793)

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2017.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

30

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

31

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL Pyramis® Multi-Strategy Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 15

Statement of Operations Page 15

Statements of Changes in Net Assets Page 16

Financial Highlights Page 17

Notes to the Financial Statements Page 18

Other Information Page 25

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Pyramis® Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Pyramis® Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Pyramis® Multi-Strategy Fund	$1,000.00	$1,045.90	$3.60	0.71%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Pyramis® Multi-Strategy Fund	$1,000.00	$1,021.28	$3.56	0.71%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Common Stocks	39.1%
U.S. Treasury Obligations	19.1
Corporate Bonds	16.2
Securities Held as Collateral for Securities on Loan	13.7
U.S. Government Agency Mortgages	12.8
Yankee Dollars	7.7
Money Markets	4.9
Municipal Bonds	1.1
Asset Backed Securities	0.5
Collateralized Mortgage Obligations	0.4
Convertible Preferred Stocks	— ^
Foreign Bonds	— ^

Total Investment Securities	115.5
Net other assets (liabilities)	(15.5)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (39.1%):
Aerospace & Defense (1.3%):
13,569	Boeing Co. (The)	$2,683,269
4,617	General Dynamics Corp.	914,628
901	Lockheed Martin Corp.	250,127
4,770	Moog, Inc., Class A*	342,104
4,049	Northrop Grumman Corp.	1,039,419
7,899	Raytheon Co.	1,275,531
1,525	Rockwell Collins, Inc.	160,247
21,499	Spirit AeroSystems Holdings, Inc., Class A^	1,245,652
3,943	United Technologies Corp.	481,480

		8,392,457

Air Freight & Logistics (0.0%):
230	CEVA Group plc*(a)	57,413

Airlines (0.3%):
6,324	Hawaiian Holdings, Inc.*^	296,912
4,146	Southwest Airlines Co.	257,632
16,723	United Continental Holdings, Inc.*	1,258,406

		1,812,950

Auto Components (0.3%):
5,167	Gentex Corp.^	98,018
9,109	Lear Corp.	1,294,207
9,168	Tenneco, Inc.^	530,185

		1,922,410

Automobiles (0.1%):
27,306	Ford Motor Co.	305,554
9,722	General Motors Co.	339,590

		645,144

Banks (2.5%):
176,084	Bank of America Corp.	4,271,798
37,915	Citigroup, Inc.	2,535,755
58,323	JPMorgan Chase & Co.	5,330,722
3,585	U.S. Bancorp	186,133
78,131	Wells Fargo & Co.	4,329,239

		16,653,647

Beverages (0.9%):
49,392	Coca-Cola Co. (The)	2,215,231
28,823	PepsiCo, Inc.	3,328,768

		5,543,999

Biotechnology (1.6%):
24,408	AbbVie, Inc.	1,769,824
16,841	Amgen, Inc.	2,900,526
6,612	Biogen Idec, Inc.*	1,794,232
35,094	Gilead Sciences, Inc.	2,483,953
7,907	United Therapeutics Corp.*^	1,025,775

		9,974,310

Building Products (0.2%):
15,232	Owens Corning, Inc.	1,019,325

Capital Markets (0.8%):
916	Bank of New York Mellon Corp. (The)^	46,734
10,344	Goldman Sachs Group, Inc. (The)	2,295,334

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
44,404	Morgan Stanley	$1,978,642
17,815	Thomson Reuters Corp.	824,656

		5,145,366

Chemicals (0.6%):
8,715	Dow Chemical Co. (The)	549,656
6,226	E.I. du Pont de Nemours & Co.	502,500
19,802	LyondellBasell Industries NV, Class A	1,671,091
3,034	Monsanto Co.	359,104
1,426	Sherwin Williams Co.	500,469
1,600	Trinseo SA	109,920

		3,692,740

Commercial Services & Supplies (0.1%):
6,283	LSC Communications, Inc.	134,456
4,148	MSA Safety, Inc.^	336,693

		471,149

Communications Equipment (0.8%):
100,242	Cisco Systems, Inc.	3,137,574
2,517	F5 Networks, Inc.*	319,810
48,879	Juniper Networks, Inc.	1,362,747

		4,820,131

Consumer Finance (0.4%):
9,139	American Express Co.	769,869
5,567	Capital One Financial Corp.	459,946
21,119	Discover Financial Services	1,313,391

		2,543,206

Diversified Consumer Services (0.2%):
51	Graham Holdings Co., Class B	30,582
40,107	H&R Block, Inc.	1,239,708

		1,270,290

Diversified Financial Services (0.6%):
22,880	Berkshire Hathaway, Inc., Class B*	3,875,186

Diversified Telecommunication Services (0.8%):
106,597	AT&T, Inc.	4,021,905
22,868	Verizon Communications, Inc.	1,021,285

		5,043,190

Electric Utilities (0.8%):
3,688	Duke Energy Corp.	308,280
9,474	Eversource Energy	575,167
20,309	Exelon Corp.	732,546
14,895	NextEra Energy, Inc.	2,087,236
35,488	PPL Corp.	1,371,966

		5,075,195

Electrical Equipment (0.2%):
18,584	Eaton Corp. plc	1,446,393

Electronic Equipment, Instruments & Components (0.3%):
53,627	Corning, Inc.	1,611,491

Continued

2

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services (0.0%):
484	Baker Hughes, Inc.^	$26,383
248	Schlumberger, Ltd.	16,328
6,467	Technipfmc plc*	175,902

		218,613

Equity Real Estate Investment Trusts (0.4%):
45,451	Parks Hotels & Resorts, Inc.	1,225,359
47,763	Weyerhaeuser Co.	1,600,060

		2,825,419

Food & Staples Retailing (1.3%):
28,808	CVS Health Corp.^	2,317,892
67,120	Kroger Co. (The)^	1,565,238
25,334	Walgreens Boots Alliance, Inc.	1,983,906
35,265	Wal-Mart Stores, Inc.	2,668,855

		8,535,891

Food Products (0.7%):
6,611	Bunge, Ltd.	493,181
23,799	Campbell Soup Co.^	1,241,118
512	Hershey Co. (The)	54,973
6,960	JM Smucker Co. (The)	823,577
25,180	Tyson Foods, Inc., Class A	1,577,023

		4,189,872

Gas Utilities (0.1%):
10,488	UGI Corp.	507,724

Health Care Equipment & Supplies (0.6%):
28,389	Baxter International, Inc.	1,718,670
860	Becton, Dickinson & Co.^	167,795
56	C.R. Bard, Inc.	17,702
1,693	Danaher Corp.	142,872
13,249	Masimo Corp.*^	1,208,044
8,433	Medtronic plc	748,429

		4,003,512

Health Care Providers & Services (1.8%):
13,024	Aetna, Inc.	1,977,434
10,400	Anthem, Inc.	1,956,552
10,046	Centene Corp.*	802,474
1,219	Cigna Corp.	204,048
28,141	Express Scripts Holding Co.*	1,796,521
7,243	Humana, Inc.	1,742,811
19,012	UnitedHealth Group, Inc.	3,525,206

		12,005,046

Hotels, Restaurants & Leisure (0.5%):
25,815	Carnival Corp., Class A	1,692,690
9,265	Darden Restaurants, Inc.^	837,927
919	McDonald’s Corp.	140,754

		2,671,371

Household Durables (0.3%):
3,592	CalAtlantic Group, Inc.^	126,977
150	NVR, Inc.*^	361,592

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
31,878	Taylor Morrison Home Corp., Class A*^	$765,391
16,097	Toll Brothers, Inc.	635,992

		1,889,952

Household Products (0.7%):
7,282	Colgate-Palmolive Co.	539,815
45,942	Procter & Gamble Co. (The)	4,003,845

		4,543,660

Independent Power & Renewable Electricity Producers (0.0%):
2,489	Vistra Energy Corp.^	41,790

Industrial Conglomerates (0.8%):
13,636	3M Co., Class C	2,838,879
64,037	General Electric Co.	1,729,639
2,395	Honeywell International, Inc.	319,230

		4,887,748

Insurance (0.3%):
10,342	Aflac, Inc.	803,367
123	Erie Indemnity Co., Class A	15,384
192	FNF Group	8,607
10,747	Prudential Financial, Inc.	1,162,180

		1,989,538

Internet & Direct Marketing Retail (1.0%):
6,082	Amazon.com, Inc.*	5,887,376
31,807	Liberty Interactive Corp., Class A*	780,544

		6,667,920

Internet Software & Services (1.7%):
3,583	Alphabet, Inc., Class A*	3,331,043
2,463	Alphabet, Inc., Class C*	2,238,202
50,374	eBay, Inc.*	1,759,060
23,428	Facebook, Inc., Class A*	3,537,160

		10,865,465

IT Services (0.9%):
15,287	Accenture plc, Class C	1,890,696
18,109	International Business Machines Corp.	2,785,707
335	MasterCard, Inc., Class A	40,686
7,969	Visa, Inc., Class A^	747,333

		5,464,422

Machinery (0.8%):
9,683	Allison Transmission Holdings, Inc.^	363,209
10,331	Cummins, Inc.	1,675,895
13,747	Deere & Co.	1,698,992
1,713	Illinois Tool Works, Inc.	245,387
13,508	Ingersoll-Rand plc	1,234,496
877	Toro Co.	60,767

		5,278,746

Media (1.6%):
88,528	Comcast Corp., Class A	3,445,510
32,131	Discovery Communications, Inc., Class C*	810,023
16,548	Scripps Networks Interactive, Class C^	1,130,394
55,132	Tegna, Inc.^	794,452

Continued

3

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
6,791	Time Warner, Inc.	$681,884
29,508	Walt Disney Co. (The)	3,135,225

		9,997,488

Metals & Mining (0.2%):
10,199	Nucor Corp.	590,216
23,401	Warrior Met Coal, Inc.	400,863

		991,079

Mortgage Real Estate Investment Trusts (0.3%):
20,650	Agnc Investment Corp.	439,639
103,879	Annaly Capital Management, Inc.^	1,251,741

		1,691,380

Multiline Retail (0.3%):
31,077	Target Corp.^	1,625,016

Oil, Gas & Consumable Fuels (1.6%):
10,779	Chevron Corp.	1,124,573
38,040	ConocoPhillips Co.	1,672,238
54,631	Exxon Mobil Corp.	4,410,360
6,520	Marathon Petroleum Corp.	341,192
14,583	ONEOK, Inc.^	760,649
25,112	Valero Energy Corp.^	1,694,056
6,057	Williams Cos., Inc. (The)	183,406

		10,186,474

Paper & Forest Products (0.1%):
22,014	Louisiana-Pacific Corp.*	530,758

Pharmaceuticals (2.2%):
2,903	Allergan plc	705,690
23,034	Bristol-Myers Squibb Co.	1,283,454
1,003	Eli Lilly & Co.	82,547
42,477	Johnson & Johnson Co.	5,619,283
53,716	Merck & Co., Inc.	3,442,658
111,727	Pfizer, Inc.	3,752,910

		14,886,542

Professional Services (0.0%):
1,279	Manpower, Inc.	142,800
3,683	Robert Half International, Inc.^	176,527

		319,327

Road & Rail (0.4%):
21,310	Union Pacific Corp.	2,320,872

Semiconductors & Semiconductor Equipment (1.8%):
41,360	Applied Materials, Inc.	1,708,582
93,718	Intel Corp.	3,162,044
14,655	KLA-Tencor Corp.	1,341,079
71,746	Marvell Technology Group, Ltd.	1,185,244
15,533	Micron Technology, Inc.*	463,815
24,098	QUALCOMM, Inc.	1,330,692
28,435	Texas Instruments, Inc.	2,187,505

		11,378,961

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Software (1.7%):
6,522	Adobe Systems, Inc.*	$922,472
9,831	Citrix Systems, Inc.*	782,351
2,836	Electronic Arts, Inc.*	299,822
3,982	Intuit, Inc.	528,849
110,669	Microsoft Corp.	7,628,414
8,994	Oracle Corp.	450,959

		10,612,867

Specialty Retail (1.0%):
31,253	Bed Bath & Beyond, Inc.^	950,091
25,681	Best Buy Co., Inc.^	1,472,292
17,668	GameStop Corp., Class A^	381,805
37,831	Gap, Inc. (The)^	831,904
17,058	Home Depot, Inc. (The)	2,616,697
70,250	Office Depot, Inc.	396,210

		6,648,999

Technology Hardware, Storage & Peripherals (2.3%):
71,669	Apple, Inc.	10,321,770
92,605	HP, Inc.	1,618,735
25,142	NetApp, Inc.^	1,006,937
31,707	Seagate Technology plc^	1,228,646
44,269	Xerox Corp.	1,271,848

		15,447,936

Textiles, Apparel & Luxury Goods (0.2%):
3,163	Carter’s, Inc.^	281,349
31,810	Michael Kors Holdings, Ltd.*	1,153,113

		1,434,462

Tobacco (0.7%):
41,028	Altria Group, Inc.	3,055,355
8,120	Philip Morris International, Inc.	953,694
6,170	Reynolds American, Inc.	401,297

		4,410,346

Total Common Stocks (Cost $225,157,780)		250,085,188

Convertible Preferred Stocks (0.0%):
Air Freight & Logistics (0.0%):
49	CEVA Group plc, Series A-2(a)	13,594
6	CEVA Group plc, Series A-1(a)	2,250

		15,844

Total Convertible Preferred Stocks (Cost $11,360)		15,844

Asset Backed Securities (0.5%):
$1,736,000	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(b)	1,738,699

755,792	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	774,464

236,979	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	236,104

Continued

4

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities, continued
$411,536	Thunderbolt Aircraft Lease Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(b)(c)	$419,964

Total Asset Backed Securities (Cost $3,140,275)		3,169,231

Collateralized Mortgage Obligations (0.4%):
1,900,000	GAHR Commercial Mortgage Trust, Class DFX, Series 2015-NRF, 3.38%, 12/15/34(b)	1,927,734

103,000	MSCG Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(b)	103,694

146,000	MSCG Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(b)	146,613

414,000	MSCG Trust, Class A, Series 2016-SNR, 3.46%, 11/15/34(b)(c)	415,107

Total Collateralized Mortgage Obligations (Cost $2,594,402)		2,593,148

Corporate Bonds (16.2%):
Aerospace & Defense (0.1%):
400,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25, Callable 11/15/20 @ 102.5(b)	429,500
500,000	KLX, Inc., 5.88%, 12/1/22, Callable 12/1/17 @ 104.41(b)	525,000

		954,500

Automobiles (0.1%):
330,000	General Motors Co., 3.50%, 10/2/18	335,794

Banks (1.4%):
640,000	Bank of America Corp., 4.20%, 8/26/24	664,387
410,000	Bank of America Corp., Series L, 3.95%, 4/21/25	415,429
516,000	Bank of America Corp., 3.88%, 8/1/25, MTN	533,808
66,000	Bank of America Corp., Series G, 4.45%, 3/3/26	68,689
396,000	Bank of America Corp., Series G, 3.50%, 4/19/26	397,349
397,000	Bank of America Corp., 4.25%, 10/22/26	408,821
200,000	CIT Group, Inc., 5.00%, 8/15/22	215,500
730,000	Citigroup, Inc., 4.05%, 7/30/22	763,133
1,000,000	Citigroup, Inc., 4.30%, 11/20/26^	1,027,141
250,000	Citizens Bank NA/RI, 2.55%, 5/13/21, Callable 4/13/21 @ 100	250,138
2,005,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,068,644
231,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	222,938
1,422,000	JPMorgan Chase & Co., 4.13%, 12/15/26	1,472,888
550,000	Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100	562,326

		9,071,191

Beverages (0.5%):
992,000	Anheuser-Busch InBev NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	1,021,493
939,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,033,504
1,074,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	1,212,160

		3,267,157

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets (0.2%):
$399,000	Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19	$403,354
154,000	IntercontinentalExchange, 2.75%, 12/1/20, Callable 11/1/20 @ 100	156,997
157,000	Moody’s Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100(b)	154,587
523,000	Morgan Stanley, 4.88%, 11/1/22	567,846
114,000	Tiaa Asset Management Finance LLC, 2.95%, 11/1/19(b)	115,629

		1,398,413

Chemicals (0.2%):
350,000	CF Industries Holdings, Inc., 3.45%, 6/1/23^	330,750
350,000	CF Industries, Inc., 4.95%, 6/1/43	300,125
135,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100	139,373
200,000	Platform Specialty Products, 6.50%, 2/1/22, Callable 2/1/18 @ 103.25^(b)	206,500
40,000	Venator Finance SARL/Venator Materials Corp., 5.75%, 7/15/25, Callable 7/15/20 @ 104.31(d)	40,400
200,000	W R Grace & Co., 5.63%, 10/1/24(b)	213,750

		1,230,898

Commercial Services & Supplies (0.2%):
500,000	ADT Corp., 6.25%, 10/15/21	544,375
500,000	Prime Securities Services Borrower/Finance, 9.25%, 5/15/23, Callable 5/15/19 @ 104.63(b)	543,330

		1,087,705

Communications Equipment (0.0%):
200,000	Brocade Communications Systems, Inc., 4.63%, 1/15/23, Callable 1/15/18 @ 102.31^	205,750

Construction & Engineering (0.0%):
200,000	Aecom, 5.13%, 3/15/27, Callable 12/15/26 @ 100	200,750
110,000	Alpine Finance Merger Sub LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(b)	111,925

		312,675

Consumer Finance (2.0%):
150,000	Ally Financial, Inc., 3.75%, 11/18/19	153,375
300,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/20/25 @ 100^	315,750
320,000	Capital One Financial Co., 2.45%, 4/24/19, Callable 3/24/19 @ 100	321,711
534,000	Capital One NA, 2.95%, 7/23/21, Callable 6/23/21 @ 100	537,944
1,000,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	1,018,494
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,088,550
600,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	615,347
533,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	534,298
600,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18	605,949
1,000,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19^	1,006,647
751,000	Ford Motor Credit Co. LLC, 5.88%, 8/2/21	837,466
200,000	General Motors Acceptance Corp., 8.00%, 11/1/31	245,000

Continued

5

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$383,000	General Motors Financial Co., 3.50%, 7/10/19	$391,902
500,000	General Motors Financial Co., 4.20%, 3/1/21, Callable 2/1/21 @ 100^	524,433
2,003,000	General Motors Financial Co., 4.38%, 9/25/21	2,111,295
200,000	General Motors Financial Co., 4.25%, 5/15/23	209,089
161,000	Hyundai Capital America, 2.88%, 8/9/18(b)	162,324
378,000	Hyundai Capital America, 2.55%, 2/6/19(b)	379,418
500,000	SLM Corp., 5.50%, 1/15/19	520,625
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	523,834
610,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	623,058

		12,726,509

Containers & Packaging (0.0%):
200,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 7/15/19 @ 102.56(b)	207,750

Diversified Consumer Services (0.2%):
536,000	Apx Group, Inc., 6.38%, 12/1/19, Callable 8/7/17 @ 103.19^	550,740
500,000	Apx Group, Inc., 8.75%, 12/1/20, Callable 8/7/17 @ 104.38	516,250
125,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/1/20 @ 106.19(d)	134,063
200,000	Service Master Co. LLC, 5.13%, 11/15/24, Callable 11/15/19 @ 103.84(b)	207,000

		1,408,053

Diversified Financial Services (0.1%):
148,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100	162,930
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(b)	507,396
185,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	182,688

		853,014

Diversified Telecommunication Services (0.7%):
322,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	323,653
614,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100^	628,404
200,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 1/15/19 @ 102.69	208,750
200,000	Level 3 Financing, Inc., 5.38%, 5/1/25, Callable 5/1/20 @ 102.69^	210,500
200,000	Qwest Corp., 6.75%, 12/1/21	220,953
130,000	Qwest Corp., 7.25%, 9/15/25	144,362
130,000	Qwest Corp., 6.88%, 9/15/33, Callable 8/7/17 @ 100.68^	127,919
400,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25, Callable 2/15/20 @ 103.31^(b)	400,000
100,000	Verizon Communications, Inc., 5.50%, 3/16/47^	109,316
603,000	Verizon Communications, Inc., 5.01%, 4/15/49(b)	608,974
930,000	Verizon Communications, Inc., 5.01%, 8/21/54	915,229

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$500,000	Zayo Group LLC/Zayo Capital, 6.38%, 5/15/25, Callable 5/15/20 @ 103.19^	$539,685

		4,437,745

Electric Utilities (0.3%):
110,000	Emera US Finance LP, 2.15%, 6/15/19	109,898
109,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	109,167
174,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100^	174,403
436,000	Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100	451,190
305,000	FirstEnergy Solutions Co., 6.05%, 8/15/21	125,813
679,000	FirstEnergy, Inc., 2.75%, 3/15/18	683,328
168,734	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(b)	181,389
117,000	NV Energy, Inc., 6.25%, 11/15/20^	131,623
2,581,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20(d)(e)	6,453

		1,973,264

Energy Equipment & Services (0.1%):
234,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100^	239,809
205,000	Halliburton Co., 4.85%, 11/15/35, Callable 5/15/35 @ 100	219,168

		458,977

Equity Real Estate Investment Trusts (2.7%):
500,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100^	506,795
1,000,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	1,003,440
279,000	Brandywine Realty Trust, 4.95%, 4/15/18, Callable 3/15/18 @ 100	285,067
528,000	Brixmor Operating Partners LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	516,081
1,000,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	986,871
20,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	20,800
1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100^	1,166,366
173,000	DDR Corp., 4.25%, 2/1/26, Callable 11/1/25 @ 100^	169,614
315,000	Digital Realty Trust, LP, 3.95%, 7/1/22, Callable 5/1/22 @ 100	330,194
900,000	Digital Realty Trust, LP, 4.75%, 10/1/25, Callable 7/1/25 @ 100	968,018
183,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	187,386
500,000	Equinix, Inc., 5.75%, 1/1/25, Callable 1/1/20 @ 102.88^	538,125
500,000	HCP, Inc., 3.15%, 8/1/22, Callable 5/1/22 @ 100	503,229

Continued

6

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$800,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	$815,582
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	514,914
735,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	736,164
200,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	207,918
549,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	562,972
101,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100^	102,269
526,000	Omega Healthcare Investors, Inc., 5.25%, 1/15/26, Callable 10/15/25 @ 100	558,761
1,628,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100^	1,627,568
494,000	Omega Healthcare Investors, Inc., 4.75%, 1/15/28, Callable 10/15/27 @ 100	493,161
600,000	Sabra Health/Capital Corp., 5.50%, 2/1/21, Callable 8/7/17 @ 104.13	624,000
700,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	714,215
275,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	275,928
200,000	Uniti Group, Inc., 6.00%, 4/15/23, Callable 4/15/18 @ 104.5^(b)	208,124
111,000	Ventas Realty LP, 4.00%, 4/30/19, Callable 1/30/19 @ 100	114,080
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	117,300
1,361,000	Ventas Realty LP, 3.50%, 2/1/25, Callable 11/1/24 @ 100	1,352,178
151,000	Ventas Realty LP, 4.13%, 1/15/26, Callable 10/15/25 @ 100	155,295

		16,362,415

Food & Staples Retailing (0.1%):
200,000	Albertsons Cos. LLC, 6.63%, 6/15/24, Callable 6/15/19 @ 104.97^(b)	198,500
244,000	CVS Health, 3.50%, 7/20/22, Callable 5/20/22 @ 100	253,043
271,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	279,425

		730,968

Food Products (0.0%):
200,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5(b)	199,500

Health Care Providers & Services (0.8%):
300,000	Community Health System, Inc., 6.88%, 2/1/22, Callable 2/1/18 @ 103.44^	262,125
120,000	Community Health System, Inc., 6.25%, 3/31/23, Callable 3/31/20 @ 103.13	123,882

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$400,000	DaVita HealthCare Partners, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 102.56	$406,000
355,000	HCA, Inc., 3.75%, 3/15/19	362,100
1,900,000	HCA, Inc., 6.50%, 2/15/20	2,073,375
25,000	HCA, Inc., 5.88%, 3/15/22	27,719
20,000	HCA, Inc., 4.75%, 5/1/23	21,150
300,000	HCA, Inc., 5.38%, 2/1/25	316,440
320,000	HCA, Inc., 5.25%, 4/15/25^	344,000
200,000	HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @ 100	215,700
200,000	Tenet Healthcare Corp., 4.50%, 4/1/21	203,250
400,000	Tenet Healthcare Corp., 8.13%, 4/1/22	424,500
200,000	WellCare Health Plans, 5.25%, 4/1/25, Callable 4/1/20 @ 103.94	209,500

		4,989,741

Health Care Technology (0.0%):
200,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(b)	206,250

Hotels, Restaurants & Leisure (0.3%):
200,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75(b)	211,250
500,000	Landry’s, Inc., 6.75%, 10/15/24, Callable 10/15/19 @ 103.38(b)	511,875
86,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100	87,559
227,000	McDonald’s Corp., 3.70%, 1/30/26, Callable 10/30/25 @ 100	235,086
200,000	MGM Growth Properties LLC, 4.50%, 9/1/26, Callable 6/1/26 @ 100^	201,250
400,000	Scientific Games International, Inc., 10.00%, 12/1/22, Callable 12/1/18 @ 105	438,500

		1,685,520

Household Products (0.0%):
200,000	Energizer Holdings, Inc., 5.50%, 6/15/25, Callable 6/15/20 @ 102.75(b)	209,250

Independent Power & Renewable Electricity Producers (0.2%):
200,000	AES Corp., 5.50%, 3/15/24, Callable 3/15/19 @ 102.75	208,250
200,000	Calpine Corp., 5.38%, 1/15/23, Callable 10/15/18 @ 102.69^	195,000
200,000	Dynegy, Inc., 7.38%, 11/1/22, Callable 11/1/18 @ 103.69^	197,500
500,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100	506,250
230,000	NRG Energy, 6.25%, 5/1/24, Callable 5/1/19 @ 103.13	232,300

		1,339,300

Industrial Conglomerates (0.1%):
200,000	Icahn Enterprises LP, 6.00%, 8/1/20, Callable 8/7/17 @ 103	205,875

Continued

7

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Industrial Conglomerates, continued
$200,000	Icahn Enterprises LP, 5.88%, 2/1/22, Callable 8/7/17 @ 104.41	$204,750

		410,625

Insurance (0.7%):
218,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100	224,285
809,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100^	824,031
500,000	Pacific Life Insurance Co., 9.25%, 6/15/39(b)	815,014
436,000	Pacific Lifecorp, 5.13%, 1/30/43(b)	486,643
497,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(b)	556,283
1,042,000	Unum Group, 5.75%, 8/15/42	1,235,770
120,000	USIS Merger Sub, Inc., 6.88%, 5/1/25, Callable 5/1/20 @ 103.44(b)	122,100

		4,264,126

Internet & Direct Marketing Retail (0.0%):
200,000	Netflix, Inc., 5.88%, 2/15/25	221,500

Internet Software & Services (0.1%):
350,000	Genesys/Greeneden LUX/US, 10.00%, 11/30/24, Callable 11/30/19 @ 107.5(b)	393,313

IT Services (0.0%):
300,000	First Data Corp., 5.38%, 8/15/23, Callable 8/15/18 @ 102.69(b)	313,500

Life Sciences Tools & Services (0.0%):
66,000	Thermo Fisher Scientific, 2.40%, 2/1/19	66,489

Machinery (0.0%):
34,000	Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19	34,496

Media (1.6%):
395,000	21st Century Fox America, 7.75%, 12/1/45	572,408
500,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/15/18 @ 104.03(b)	520,313
400,000	AMC Networks, Inc., 5.00%, 4/1/24, Callable 4/1/20 @ 102.5	409,500
400,000	CCO Holdings LLC, 5.75%, 2/15/26, Callable 2/15/21 @ 102.88(b)	428,000
400,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94^(b)	427,500
200,000	CSC Holdings LLC, 5.50%, 4/15/27, Callable 4/15/22 @ 102.75(b)	211,500
200,000	Dish DBS Corp., 5.88%, 7/15/22	215,000
200,000	Dish DBS Corp., 5.00%, 3/15/23^	205,000
450,000	MHGE Parent LLC/Finance, 8.50%, 8/1/19, Callable 8/7/17 @ 100^(b)	450,000
500,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31(b)	550,050
200,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/15/18 @ 102.31^(b)	205,750
600,000	Sirius XM Radio, Inc., 5.38%, 4/15/25, Callable 4/15/20 @ 102.69^(b)	620,250

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$716,000	Time Warner Cable, Inc., 8.25%, 4/1/19	$789,858
1,000,000	Time Warner Cable, Inc., 4.13%, 2/15/21, Callable 11/15/20 @ 100^	1,045,705
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	651,226
155,000	Time Warner Cable, Inc., 6.55%, 5/1/37	185,088
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	357,881
1,500,000	Time Warner Cable, Inc., 6.75%, 6/15/39	1,836,001
69,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	74,152
200,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56(b)	201,936

		9,957,118

Metals & Mining (0.0%):
200,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100^	187,436

Multi-Utilities (0.1%):
339,000	Sempra Energy, 6.00%, 10/15/39	429,092

Oil, Gas & Consumable Fuels (1.7%):
800,000	Access Midstream Partner, 4.88%, 3/15/24, Callable 3/15/19 @ 102.44	838,335
149,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100^	159,034
308,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100^	344,192
738,000	Anadarko Petroleum Corp., 7.50%, 5/1/31	922,222
78,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	91,813
410,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	506,363
300,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 8/7/17 @ 103.84^	300,654
282,000	Chesapeake Energy Corp., 8.00%, 12/15/22, Callable 12/15/18 @ 104^(b)	298,215
200,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 8/15/17 @ 104.69(b)	203,000
88,000	Columbia Pipeline Group, 2.45%, 6/1/18	88,404
132,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	140,512
200,000	DCP Midstream Operating LLC, 5.35%, 3/15/20(b)	208,000
400,000	DCP Midstream Operating LLC, 8.13%, 8/16/30	471,000
125,000	Denbury Resources, Inc., 4.63%, 7/15/23, Callable 1/15/18 @ 102.31	66,250
117,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100	116,541
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	122,969
400,000	Endeavor Energy Resource, 7.00%, 8/15/21, Callable 8/7/17 @ 105.25(b)	414,000
200,000	Energy Transfer Equity, 5.88%, 1/15/24, Callable 10/15/23 @ 100	212,000

Continued

8

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$165,000	Everest Acquisition Finance, Inc., 8.00%, 11/29/24, Callable 11/30/19 @ 106(b)	$164,588
200,000	Global Partners LP, 6.25%, 7/15/22, Callable 8/7/17 @ 104.69	201,000
205,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 6/1/19 @ 102.5(b)	188,600
111,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100	112,929
112,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100^	112,471
195,000	Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	196,325
42,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	48,040
979,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	1,010,468
200,000	NuStar Logistics LP, 5.63%, 4/28/27, Callable 1/28/27 @ 100^	210,000
200,000	PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23, Callable 11/15/18 @ 105.25^	197,000
38,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	38,132
200,000	Range Resources Corp., 5.00%, 8/15/22, Callable 5/15/22 @ 100(b)	196,500
200,000	Rose Rock Midstream LP, 5.63%, 7/15/22, Callable 7/24/17 @ 104.22^	192,500
200,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24, Callable 2/15/24 @ 100	222,702
233,000	Southwestern Energy Co., 6.70%, 1/23/25, Callable 10/23/24 @ 100^(c)	227,758
200,000	Summit Midstream Holdings LLC, 5.75%, 4/15/25, Callable 4/15/20 @ 104.31	201,000
400,000	Sunoco LP/Finance Corp., 6.25%, 4/15/21, Callable 4/15/18 @ 103.13	418,000
135,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 5/15/18 @ 102.13	131,794
103,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100^	105,434
299,000	Williams Companies, Inc., 3.70%, 1/15/23, Callable 10/15/22 @ 100	294,515
265,000	Williams Companies, Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100^	272,288
239,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	244,176
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	171,614
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	296,450

		10,957,788

Professional Services (0.1%):
200,000	Ceridian Hcm Holding, Inc., 11.00%, 3/15/21, Callable 8/7/17 @ 105.5(b)	211,250

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Professional Services, continued
$200,000	Tempo Finance, Corp., 6.75%, 6/1/25, Callable 6/1/20 @ 103.38(b)	$204,500

		415,750

Real Estate Management & Development (0.3%):
1,625,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5^	1,693,026
200,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 3/15/20 @ 104.03(b)	204,500

		1,897,526

Semiconductors & Semiconductor Equipment (0.1%):
400,000	QORVO, Inc., 7.00%, 12/1/25, Callable 12/1/20 @ 103.5	454,000

Software (0.3%):
900,000	Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24, Callable 11/15/19 @ 106.47^(b)	958,500
500,000	Solera LLC, 10.50%, 3/1/24, Callable 3/1/19 @ 107.88(b)	574,375
250,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 9/30/18 @ 104.5(b)	260,000
125,000	Symantec Corp., 5.00%, 4/15/25, Callable 4/15/20 @ 102.5^(b)	130,820
125,000	Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24, Callable 2/1/19 @ 107.88(b)	136,563

		2,060,258

Specialty Retail (0.0%):
200,000	L Brands, Inc., 6.75%, 7/1/36	192,000

Technology Hardware, Storage & Peripherals (0.1%):
441,000	HP Enterprise Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100	454,715

Tobacco (0.4%):
212,000	Altria Group, Inc., 4.00%, 1/31/24	226,182
94,000	Reynolds American, Inc., 3.25%, 6/12/20	96,777
320,000	Reynolds American, Inc., 4.00%, 6/12/22^	339,091
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	248,553
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	142,200
923,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	1,130,490
600,000	Vector Group, Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06(b)	623,250

		2,806,543

Trading Companies & Distributors (0.2%):
200,000	Air Lease Corp., 2.13%, 1/15/18	200,354
442,000	Air Lease Corp., 2.63%, 9/4/18, Callable 8/4/18 @ 100^	445,283
471,000	Air Lease Corp., 3.75%, 2/1/22, Callable 12/1/21 @ 100^	491,505

		1,137,142

Continued

9

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services (0.2%):
$200,000	Sprint Communications, Inc., 7.25%, 9/15/21	$222,250
200,000	Sprint Communications, Inc., 7.88%, 9/15/23	230,000
280,000	Sprint Communications, Inc., 7.13%, 6/15/24^	311,500
200,000	Sprint Communications, Inc., 6.88%, 11/15/28	222,314
400,000	T-Mobile USA, Inc., 5.13%, 4/15/25, Callable 4/15/20 @ 102.56^	420,000

		1,406,064

Total Corporate Bonds (Cost $103,569,429)		103,711,820

Foreign Bond (0.0%):
Sovereign Bond (0.0%):
50,000	Korea Treasury Bond, Series 2103, 2.00%, 3/10/21+	44

Total Foreign Bond (Cost $44)		44

Yankee Dollars (7.7%):
Banks (1.7%):
430,000	Barclays Bank plc, 3.25%, 1/12/21	437,296
200,000	Barclays Bank plc, 7.63%, 11/21/22	228,750
585,000	Barclays Bank plc, 4.38%, 1/12/26	607,883
205,000	HSBC Holdings plc, 4.25%, 3/14/24	212,075
656,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(b)	692,627
530,000	Rabobank Nederland NY, 4.38%, 8/4/25	555,792
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,791,831
452,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	498,037
1,959,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	2,157,774
2,212,000	Royal Bank of Scotland Group plc, 5.13%, 5/28/24	2,323,640

		10,505,705

Beverages (0.0%):
80,000	Cott Corp., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13(b)	81,600

Capital Markets (0.9%):
470,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	473,696
670,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	696,117
787,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	811,361
470,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	474,866
42,000	Credit Suisse New York, 6.00%, 2/15/18	43,063
860,000	Deutsche Bank AG, 2.85%, 5/10/19	869,168
979,000	Deutsche Bank AG, 4.50%, 4/1/25	972,450
314,000	Thomson Reuters Corp., 3.85%, 9/29/24, Callable 6/29/24 @ 100	323,492
491,000	UBS Group AG, 4.13%, 9/24/25(b)	514,683

		5,178,896

Chemicals (0.0%):
150,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 6/15/20 @ 105.16^(b)	154,500
160,000	Nova Chemicals Corp., 4.88%, 6/1/24, Callable 3/3/24 @ 100(b)	159,400

		313,900

Communications Equipment (0.0%):
165,000	Nokia OYJ, 4.38%, 6/12/27	167,991

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Containers & Packaging (0.0%):
$200,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 7.25%, 5/15/24, Callable 5/15/19 @ 105.44(b)	$218,750

Diversified Financial Services (0.3%):
200,000	Banco Nacional de Desenvolvimento Economico, 4.00%, 4/14/19(b)	201,834
126,000	Banco Nacional de Desenvolvimento Economico, 6.50%, 6/10/19(b)	133,719
966,000	Banco Nacional de Desenvolvimento Economico, 5.50%, 7/12/20^(b)	1,012,484
334,000	Banco Nacional de Desenvolvimento Economico, 5.75%, 9/26/23(b)	352,784
120,000	Camelot Finance SA, 7.88%, 10/15/24, Callable 10/15/19 @ 103.94(b)	129,300
308,000	Petroleos Mexicanos, 5.75%, 3/1/18	315,191

		2,145,312

Diversified Telecommunication Services (0.4%):
200,000	Intelsat Jackson Holdings SA, 9.50%, 9/30/22(b)	239,000
200,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104(b)	215,500
200,000	Sable International Finance, Ltd., 6.88%, 8/1/22, Callable 8/1/18 @ 105.16(b)	216,000
400,000	SFR Group SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(b)	434,000
500,000	Telecom Italia SpA, 5.30%, 5/30/24(b)	536,250
300,000	Telesat Canada, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66(b)	336,750
200,000	Ziggo Secured Finance BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(b)	204,250

		2,181,750

Electrical Equipment (0.0%):
200,000	Sensata Technologies BV, 4.88%, 10/15/23(b)	204,000

Energy Equipment & Services (0.0%):
200,000	Ensco plc, 8.00%, 1/31/24, Callable 10/31/23 @ 100^	188,000
200,000	Noble Holding International, Ltd., 7.75%, 1/15/24, Callable 10/15/23 @ 100^	158,250

		346,250

Food Products (0.0%):
200,000	Fage International/Fage USA, 5.63%, 8/15/26, Callable 8/15/21 @ 102.81(b)	205,960

Gas Utilities (0.0%):
5,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 5/15/18 @ 103.44(b)	5,188

Hotels, Restaurants & Leisure (0.0%):
115,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13^(b)	114,274
200,000	Studio City Co., Ltd., 7.25%, 11/30/21, Callable 11/30/18 @ 103.63(b)	217,250

		331,524

Continued

10

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Media (0.2%):
$400,000	Altice Finco SA, 8.13%, 1/15/24, Callable 12/15/18 @ 104.06(b)	$435,000
400,000	Altice SA, 7.63%, 2/15/25, Callable 2/15/20 @ 103.81^(b)	438,500
125,000	LG Financeco Corp., 5.88%, 11/1/24, Callable 11/1/19 @ 104.41(b)	131,563
525,000	MDC Partners, Inc., 6.50%, 5/1/24, Callable 5/1/19 @ 104.88^(b)	523,687

		1,528,750

Metals & Mining (0.1%):
200,000	BHP Billiton Finance USA, Ltd., 6.25%, 10/19/75, Callable 10/19/20 @ 100^(b)(c)	218,000
456,000	BHP Billiton Finance USA, Ltd., 6.75%, 10/19/75, Callable 10/20/25 @ 100^(b)(c)	521,021
200,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 8/7/17 @ 105.44^(b)	204,500

		943,521

Multi-Utilities (0.0%):
23,000	InterGen NV, 7.00%, 6/30/23, Callable 6/30/18 @ 103.5(b)	22,138

Oil, Gas & Consumable Fuels (2.2%):
164,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	163,987
28,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	31,054
158,000	Cenovus Energy, Inc., 5.70%, 10/15/19	166,752
348,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100^(b)	331,513
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(b)	343,333
135,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	140,690
156,000	Enbridge, Inc., 5.50%, 12/1/46, Callable 5/29/46 @ 100^	174,488
823,000	Petrobras Global Finance Co., 5.63%, 5/20/43	682,884
1,793,000	Petrobras Global Finance Co., 7.25%, 3/17/44^	1,762,967
1,081,000	Petrobras International Finance Co., 5.38%, 1/27/21	1,099,053
234,000	Petrobras International Finance Co., 4.38%, 5/20/23^	220,662
450,000	Petroleos Mexicanos, 3.50%, 7/18/18	455,445
237,000	Petroleos Mexicanos, 8.00%, 5/3/19	259,219
151,000	Petroleos Mexicanos, 6.00%, 3/5/20	161,872
515,000	Petroleos Mexicanos, 3.50%, 7/23/20	520,408
285,000	Petroleos Mexicanos, 3.50%, 1/30/23	273,173
650,000	Petroleos Mexicanos, 4.63%, 9/21/23^	657,800
1,169,000	Petroleos Mexicanos, 4.88%, 1/18/24	1,184,079
694,000	Petroleos Mexicanos, 4.50%, 1/23/26^	674,589
256,000	Petroleos Mexicanos, 6.50%, 3/13/27(b)	275,008
696,000	Petroleos Mexicanos, 6.50%, 6/2/41	691,128
563,000	Petroleos Mexicanos, 5.50%, 6/27/44	497,692
673,000	Petroleos Mexicanos, 5.63%, 1/23/46	596,615
1,123,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,134,095
200,000	Teine Energy, Ltd., 6.88%, 9/30/22, Callable 9/30/17 @ 105.16(b)	202,750
300,000	Transocean, Inc., 6.80%, 3/15/38^	219,000

		12,920,256

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals (0.8%):
$230,000	Actavis Funding SCS, 2.45%, 6/15/19	$231,397
820,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	845,270
225,000	Mylan NV, 2.50%, 6/7/19	226,798
459,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100^	466,959
226,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100^	228,992
600,000	Perrigo Finance plc, 3.90%, 12/15/24, Callable 9/15/24 @ 100	609,232
324,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	318,058
232,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23	225,654
276,000	Teva Pharmaceuticals Industries, Ltd., 3.15%, 10/1/26^	262,111
200,000	Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22, Callable 3/15/19 @ 103.25(b)	209,750
270,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(b)	228,488

		3,852,709

Professional Services (0.1%):
520,000	Nielsen Co. Luxembourg SARLl (The), 5.00%, 2/1/25, Callable 2/1/20 @ 103.75^(d)	533,000

Semiconductors & Semiconductor Equipment (0.0%):
200,000	NXP BV/NXP Funding LLC, 4.63%, 6/1/23(b)	215,750

Software (0.1%):
350,000	Open Text Corp., 5.63%, 1/15/23, Callable 1/15/18 @ 104.22(b)	364,875

Sovereign Bonds (0.3%):
900,000	Dominican Republic, 5.50%, 1/27/25(b)	929,250
1,500,000	Republic of Belarus, 8.95%, 1/26/18(b)	1,538,373

		2,467,623

Tobacco (0.2%):
462,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(b)	481,005
700,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100(b)	738,850

		1,219,855

Trading Companies & Distributors (0.4%):
900,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/21	974,006
1,450,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.63%, 7/1/22	1,554,008
200,000	Fly Leasing, Ltd., 6.38%, 10/15/21, Callable 10/15/17 @ 104.78	209,750

		2,737,764

Wireless Telecommunication Services (0.0%):
200,000	Millicom International Cellular SA, 6.00%, 3/15/25, Callable 3/15/20 @ 103(b)	209,884

Total Yankee Dollars (Cost $47,714,189)		48,902,951

Continued

11

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Municipal Bonds (1.1%):
California (0.3%):
$1,150,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	$1,726,710

Illinois (0.8%):
5,315,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.43%, 1/1/42	5,026,696

Total Municipal Bonds (Cost $6,838,650)		6,753,406

U.S. Government Agency Mortgages (12.8%):
Federal National Mortgage Association (8.0%)
15,890	4.50%, 4/1/25	17,043
194,928	3.00%, 11/1/27	200,623
1,460,166	3.00%, 6/1/29	1,499,688
750,110	2.50%, 12/1/31	754,525
387,452	2.50%, 1/1/32	389,733
193,504	3.00%, 3/1/32	198,876
85,860	3.00%, 3/1/32	88,239
575,000	3.00%, 4/1/32	590,563
30,072	3.00%, 6/1/32	30,886
700,000	3.00%, 7/25/32, TBA	718,430
183,826	3.50%, 8/1/33	191,299
1,051,431	6.00%, 5/1/36	1,200,705
526,579	6.00%, 7/1/39	591,463
49,873	3.50%, 12/1/40	51,509
4,063,636	5.50%, 9/1/41	4,551,029
24,949	3.50%, 6/1/42	25,727
687,537	3.00%, 9/1/42	690,452
1,012,222	3.00%, 10/1/42	1,016,513
559,211	3.00%, 10/1/42	561,582
49,580	3.50%, 11/1/42	51,188
1,036,427	3.00%, 11/1/42	1,040,821
354,937	3.00%, 12/1/42	356,441
1,576,288	3.00%, 1/1/43	1,582,948
24,394	3.50%, 3/1/43	25,137
24,978	3.50%, 3/1/43	25,732
72,107	3.50%, 7/1/43	74,319
98,235	3.50%, 11/1/43	101,297
1,426,052	4.50%, 3/1/44	1,532,161
1,164,258	4.50%, 7/1/44	1,249,963
359,556	4.50%, 10/1/44	385,762
5,644	4.50%, 11/1/44	6,053
665,608	4.50%, 12/1/44	714,216
148,384	3.50%, 2/1/45	153,000
3,442,087	3.50%, 2/1/45	3,544,050
209,350	4.00%, 5/1/45	220,176
305,271	4.00%, 6/1/45	321,057
562,619	4.00%, 6/1/45	591,715
897,105	3.50%, 7/1/45	923,674
571,301	3.50%, 8/1/45	588,224
987,988	4.50%, 12/1/45	1,060,152
58,411	4.50%, 1/1/46	62,675
1,421,722	4.00%, 2/1/46	1,495,245
4,289,164	4.00%, 4/1/46	4,541,450
204,743	4.50%, 6/1/46	220,649

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$768,041	4.00%, 6/1/46	$807,759
475,584	3.50%, 7/1/46	489,726
746,717	3.50%, 7/1/46	768,921
1,179,264	3.00%, 8/1/46	1,179,242
388,941	3.00%, 8/1/46	388,690
31,774	3.50%, 8/1/46	32,791
1,088,441	3.00%, 9/1/46	1,088,421
119,905	4.00%, 9/1/46	126,106
23,000	3.50%, 9/1/46	23,737
51,807	3.50%, 9/1/46	53,467
394,900	3.50%, 10/1/46	405,838
36,593	4.00%, 10/1/46	38,485
115,622	4.50%, 10/1/46	124,517
2,084,839	3.50%, 10/1/46	2,151,630
113,664	4.50%, 11/1/46	122,848
1,260,450	3.50%, 12/1/46	1,300,887
98,002	3.00%, 12/1/46	97,939
755,673	3.50%, 12/1/46	778,176
45,616	3.50%, 12/1/46	47,081
165,098	4.50%, 12/1/46	178,541
1,215,581	3.00%, 12/1/46	1,214,799
494,130	3.00%, 12/1/46	494,122
480,576	3.50%, 1/1/47	494,855
525,257	3.50%, 1/1/47	540,899
461,225	3.50%, 1/1/47	474,929
148,604	4.50%, 1/1/47	160,744
118,481	4.50%, 1/1/47	127,687
29,031	3.50%, 1/1/47	29,963
130,472	4.50%, 2/1/47	140,609
323,541	3.50%, 2/1/47	333,183
1,154,672	4.00%, 2/1/47	1,222,582
478,428	4.50%, 3/1/47	515,323
589,652	4.50%, 3/1/47	635,465
150,000	3.50%, 7/25/47, TBA	154,061

		50,981,013

Federal Home Loan Mortgage Corporation (2.6%)
1,885,950	3.00%, 3/1/32	1,938,531
604,489	3.50%, 3/1/32	631,156
1,596,803	3.50%, 7/1/32	1,669,173
1,442,624	4.00%, 5/1/37	1,532,533
529,682	5.00%, 2/1/38	580,656
1,800,000	4.00%, 7/15/46, TBA	1,893,044
395,066	3.50%, 9/1/46	407,557
3,893,829	3.00%, 12/1/46	3,887,930
782,443	3.00%, 1/1/47	781,257
902,784	4.00%, 6/1/47	956,408
2,200,000	3.50%, 7/15/47, TBA	2,260,097

		16,538,342

Government National Mortgage Association (2.2%)
197,771	4.00%, 8/15/41	208,788
36,908	4.00%, 11/20/42	39,276
4,601,636	3.50%, 1/20/43	4,786,495

Continued

12

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$842,964	3.00%, 7/20/46	$852,353
991,914	3.00%, 9/20/46	1,002,961
198,454	3.00%, 11/20/46	200,664
1,233,135	3.00%, 12/20/46	1,246,869
3,847,347	3.00%, 1/20/47	3,890,195
298,292	3.00%, 2/20/47	301,614
214,151	4.00%, 4/20/47	229,702
246,786	4.00%, 4/20/47	262,316
1,000,000	3.50%, 7/20/47, TBA	1,035,781

		14,057,014

Total U.S. Government Agency Mortgages (Cost $81,831,659)		81,576,369

U.S. Treasury Obligations (19.1%):
U.S. Treasury Inflation Index Bonds (1.5%)
1,430,000	1.38%, 2/15/44	1,632,052
6,447,000	0.75%, 2/15/45	6,278,303
1,150,000	1.00%, 2/15/46	1,185,724

		9,096,079

U.S. Treasury Bonds (1.9%)
1,029,000	3.00%, 11/15/45	1,059,830
10,721,000	3.00%, 2/15/47^	11,059,376

		12,119,206

U.S. Treasury Notes (14.0%)
11,592,000	0.75%, 9/30/18	11,510,045
4,655,000	1.50%, 5/15/20	4,649,726
23,734,000	1.75%, 12/31/20	23,801,688
2,851,000	1.25%, 3/31/21	2,803,782
910,000	1.38%, 4/30/21^	898,377
13,364,000	1.13%, 9/30/21^	12,999,617
4,686,000	2.00%, 12/31/21	4,719,866
14,576,000	1.88%, 3/31/22^	14,584,541

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$1,431,000	1.75%, 6/30/22	$1,421,721
1,027,000	2.13%, 3/31/24	1,027,762
4,642,000	2.00%, 6/30/24	4,601,020
3,900,800	1.50%, 8/15/26	3,649,230
2,128,000	2.00%, 11/15/26	2,074,966
1,020,000	3.00%, 5/15/47	1,052,672

		89,795,013

U.S. Treasury Inflation Index Notes (1.7%)
2,238,000	0.25%, 1/15/25	2,269,433
5,000,000	0.63%, 1/15/26	5,178,000
3,330,000	0.13%, 7/15/26	3,276,634

		10,724,067

U.S. Treasury Bills (0.0%)
250,000	0.85%, 8/17/17(f)(g)	249,718

Total U.S. Treasury Obligations (Cost $124,233,379)		121,984,083

Securities Held as Collateral for Securities on Loan (13.7%):
87,735,823	AZL Pyramis Multi-Strategy Fund Securities Lending Collateral Account(h)	87,735,823

Total Securities Held as Collateral for Securities on Loan (Cost $87,735,823)		87,735,823

Unaffiliated Investment Company (4.9%):
31,222,932	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.75%(f)	31,222,932

Total Unaffiliated Investment Company (Cost $31,222,932)		31,222,932

Total Investment Securities (Cost $714,049,922)(i) — 115.5%		737,750,839
Net other assets (liabilities) — (15.5)%		(98,945,424)

Net Assets — 100.0%		$638,805,415

Percentages indicated are based on net assets as of June 30, 2017.

GO—General Obligation

MTN—Medium Term Note

TBA—To Be Announced Security

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $85,207,593.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2017. The total of all such securities represent 0.01% of the net assets of the fund.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	Variable rate security. The rate presented represents the rate in effect at June 30, 2017. The date presented represents the final maturity date.

(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2017, these securities represent 0.11% of the net assets of the fund.

(e)	Defaulted bond.

(f)	The rate represents the effective yield at June 30, 2017.

(g)	All or a portion of the security has been pledged as collateral for open derivative positions.

(h)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(i)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

13

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/15/17	37	$4,478,665	$(13,768)

See accompanying notes to the financial statements.

14

AZL Pyramis® Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investment securities, at cost	$714,049,922

Investment securities, at value*	$737,750,839
Cash	41,535
Interest and dividends receivable	3,000,354
Receivable for investments sold	13,590,681
Receivable for variation margin on futures contracts	1,665
Reclaims receivable	166,477

Total Assets	754,551,551

Liabilities:
Payable for investments purchased	27,027,240
Payable for capital shares redeemed	359,678
Payable for collateral received on loaned securities	87,735,823
Manager fees payable	178,212
Administration fees payable	54,565
Distribution fees payable	132,439
Custodian fees payable	38,834
Administrative and compliance services fees payable	16,828
Transfer agent fees payable	6,228
Trustee fees payable	33,327
Other accrued liabilities	162,962

Total Liabilities	115,746,136

Net Assets	$638,805,415

Net Assets Consist of:
Capital	$578,670,344
Accumulated net investment income/(loss)	6,878,168
Accumulated net realized gains/(losses) from investment transactions	29,454,101
Net unrealized appreciation/(depreciation) on investments	23,802,802

Net Assets	$638,805,415

Shares of beneficial interest (unlimited number of shares authorized, no par value)	49,126,211
Net Asset Value (offering and redemption price per share)	$13.00

*	Includes securities on loan of $85,207,593.

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Interest	$5,583,462
Dividends	3,115,690
Income from securities lending	72,933
Foreign withholding tax	(2,663)

Total Investment Income	8,769,422

Expenses:
Manager fees	2,264,738
Administration fees	165,846
Distribution fees	808,833
Custodian fees	56,605
Administrative and compliance services fees	15,431
Transfer agent fees	9,144
Trustee fees	50,341
Professional fees	52,820
Shareholder reports	32,106
Other expenses	18,433

Total expenses before reductions	3,474,297
Less expenses voluntarily waived/reimbursed by the Manager	(808,832)
Less expense contractually waived/reimbursed by the Manager	(368,685)

Net expenses	2,296,780

Net Investment Income/(Loss)	6,472,642

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	8,440,974
Net realized gains/(losses) on securities held short	(21,654)
Net realized gains/(losses) on futures contracts	399,760
Change in net unrealized appreciation/depreciation on investments	14,352,701

Net Realized/Unrealized Gains/(Losses) on Investments	23,171,781

Change in Net Assets Resulting From Operations	$29,644,423

See accompanying notes to the financial statements.

15

AZL Pyramis® Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$6,472,642	$17,020,046
Net realized gains/(losses) on investment transactions	8,819,080	9,805,217
Change in unrealized appreciation/depreciation on investments	14,352,701	15,349,957

Change in net assets resulting from operations	29,644,423	42,175,220

Distributions to Shareholders:
From net investment income	—	(9,919,576)
From net realized gains	—	(12,249,273)

Change in net assets resulting from distributions to shareholders	—	(22,168,849)

Capital Transactions:
Proceeds from shares issued	1,134,104	5,635,660
Proceeds from dividends reinvested	—	22,168,849
Value of shares redeemed	(49,700,479)	(125,514,703)

Change in net assets resulting from capital transactions	(48,566,375)	(97,710,194)

Change in net assets	(18,921,952)	(77,703,823)
Net Assets:
Beginning of period	657,727,367	735,431,190

End of period	$638,805,415	$657,727,367

Accumulated net investment income/(loss)	$6,878,168	$405,526

Share Transactions:
Shares issued	87,926	465,828
Dividends reinvested	—	1,814,145
Shares redeemed	(3,881,405)	(10,357,832)

Change in shares	(3,793,479)	(8,077,859)

See accompanying notes to the financial statements.

16

AZL Pyramis® Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$12.43		$12.06	$13.72	$13.86	$12.01	$10.75

Investment Activities:
Net Investment Income/(Loss)	0.13		0.34	0.32	0.32	0.15	0.27
Net Realized and Unrealized Gains/(Losses) on Investments	0.44		0.44	(1.07)	(0.01)	2.01	1.31

Total from Investment Activities	0.57		0.78	(0.75)	0.31	2.16	1.58

Dividends to Shareholders From:
Net Investment Income	—		(0.18)	(0.56)	(0.22)	(0.22)	(0.27)
Net Realized Gains	—		(0.23)	(0.35)	(0.23)	(0.09)	(0.05)

Total Dividends	—		(0.41)	(0.91)	(0.45)	(0.31)	(0.32)

Net Asset Value, End of Period	$13.00		$12.43	$12.06	$13.72	$13.86	$12.01

Total Return(a)	4.59	%(b)	6.52%	(5.46)%	2.14%	18.12%	14.78%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$638,805		$657,727	$735,431	$795,513	$711,214	$409,883
Net Investment Income/(Loss)(c)	2.00%		2.48%	2.31%	2.51%	2.10%	2.80%
Expenses Before Reductions(c)(d)	1.07%		1.04%	1.04%	1.04%	1.05%	1.09%
Expenses Net of Reductions(c)	0.71%		0.97%	1.04%	1.04%	1.05%	1.09%
Portfolio Turnover Rate	50	%(b)	148%	35%	23%	24%	19%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

17

AZL Pyramis® Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Pyramis® Multi-Strategy Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

Structured Notes

The Fund may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

18

AZL Pyramis® Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $59 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $6,963 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

19

AZL Pyramis® Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

Overnight and Continuous		Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions
Common Stocks	$23,924,377	$—	$—	$—	$23,924,377
Corporate Debt Securities	24,831,802	—	—	—	24,831,802
Government Securities	38,979,644	—	—	—	38,979,644

Total Securities Lending Transactions	87,735,823	—	—	—	87,735,823

Total Borrowings	$87,735,823	$—	$—	$—	$87,735,823

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$87,735,823

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2017, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2017, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2017, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $4.5 million as of June 30, 2017. The monthly average notional amount for these contracts was $4.8 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$13,768

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

20

AZL Pyramis® Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$399,760	$15,933

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained two independent money management organizations (the “Subadviser”), FIAM LLC (“FIAM”) and Geode Capital Management, LLC (“Geode”) to make investment decisions on behalf of the Fund. Pursuant to subadvisory agreements with the Manager and FIAM, and the Manager and Geode provide investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Pyramis® Multi-Strategy Fund	0.70%	0.71%

*	The Manager voluntarily reduced the management fee to 0.45% on all assets. After April 30, 2018 the manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2017, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2019	Expires 12/31/2020	Total
AZL Pyramis® Multi-Strategy Fund	$134,642	$368,685	$503,327

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $3,955 was paid from the Fund relating to these fees and expenses.

21

AZL Pyramis® Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Asset Backed Securities	$—	$3,169,231	$3,169,231
Collateralized Mortgage Obligations	—	2,593,148	2,593,148
Common Stocks
Air Freight & Logistics	—	57,413	57,413
Other Common Stocks+	250,027,775	—	250,027,775
Convertible Preferred Stocks	—	15,844	15,844
Corporate Bonds+	—	103,711,820	103,711,820
Foreign Bond	—	44	44
Municipal Bonds	—	6,753,406	6,753,406
U.S. Government Agency Mortgages	—	81,576,369	81,576,369
U.S. Treasury Obligations	—	121,984,083	121,984,083
Yankee Dollars	—	48,902,951	48,902,951
Securities Held as Collateral for Securities on Loan	—	87,735,823	87,735,823
Unaffiliated Investment Company	31,222,932	—	31,222,932

Total Investment Securities	281,250,707	456,500,132	737,750,839

Other Financial Instruments:*
Futures Contracts	(13,768)	—	(13,768)

Total Investments	$281,236,939	$456,500,132	$737,737,071

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

22

AZL Pyramis® Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Pyramis® Multi-Strategy Fund	$310,584,283	$338,106,242

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2017 are identified below.

AZL Pyramis® Multi-Strategy Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/1/20 @ 106.19	5/31/17	$131,875	$125,000	$134,063	0.02%
Nielsen Co. Luxembourg SARLl (The), 5.00%, 2/1/25, Callable 2/1/20 @ 103.75	5/1/17	526,100	520,000	533,000	0.08%
Venator Finance SARL/Venator Materials Corp., 5.75%, 7/15/25, Callable 7/15/20 @ 104.31	6/29/17	40,000	40,000	40,400	0.01%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Federal Tax Information, continued

Cost for federal income tax purposes at June 30, 2017 is $714,449,479. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$31,622,506
Unrealized (depreciation)	(8,321,146)

Net unrealized appreciation/(depreciation)	$23,301,360

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Pyramis® Multi-Strategy Fund	$9,919,612	$12,249,237	$22,168,849

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

23

AZL Pyramis® Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Pyramis® Multi-Strategy Fund	$21,250,075	$—	$—	$9,240,573	$30,490,648

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2017.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

10. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements

24

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

25

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL Pyramis® Total Bond Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 15

Statement of Operations Page 15

Statements of Changes in Net Assets Page 16

Financial Highlights Page 17

Notes to the Financial Statements Page 18

Other Information Page 24

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Pyramis® Total Bond Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Pyramis® Total Bond Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Pyramis® Total Bond Fund, Class 1	$1,000.00	$1,028.70	$2.77	0.55%
AZL Pyramis® Total Bond Fund, Class 2	$1,000.00	$1,027.90	$4.02	0.80%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Pyramis® Total Bond Fund, Class 1	$1,000.00	$1,022.04	$2.76	0.55%
AZL Pyramis® Total Bond Fund, Class 2	$1,000.00	$1,020.80	$4.01	0.80%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
U.S. Treasury Obligations	31.1%
Corporate Bonds	27.6
U.S. Government Agency Mortgages	21.6
Yankee Dollars	12.4
Securities Held as Collateral for Securities on Loan	5.6
Money Markets	5.4
Municipal Bonds	2.4
Collateralized Mortgage Obligations	1.3
Asset Backed Securities	0.7
Warrants	— ^

Total Investment Securities	108.1
Net other assets (liabilities)	(8.1)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value

Asset Backed Securities (0.7%):
$2,664,000	AASET Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	$2,668,140
236,979	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	236,104
789,880	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	809,395
43,442	Countrywide Asset-Backed Certificates Trust, Class AF5, Series 2004-7, 5.07%, 1/25/35, Callable 7/25/17 @ 100(b)	44,157
623,268	Thunderbolt Aircraft Lease Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	636,033

Total Asset Backed Securities (Cost $4,359,218)		4,393,829

Collateralized Mortgage Obligations (1.3%):
168,058	CDGJ Commercial Mortgage Trust, Class DPA, Series 2014-BXCH, 4.13%, 12/15/27(a)(b)	168,686
88,000	Credit Suisse Mortgage Trust, Class B, Series 2015-TOWN, 3.03%, 3/15/28(a)(b)	87,930
85,000	Credit Suisse Mortgage Trust, Class C, Series 2015-TOWN, 3.38%, 3/15/28(a)(b)	84,963
129,000	Credit Suisse Mortgage Trust, Class D, Series 2015-TOWN, 4.33%, 3/15/28(a)(b)	129,000
581,000	Credit Suisse Mortgage Trust, Class E, Series 2015-TOWN, 5.28%, 3/15/28(a)(b)	581,725
2,000,000	GAHR Commercial Mortgage Trust, Class BFX, Series 2015-NRF, 3.49%, 12/15/34(a)(b)	2,045,844
390,000	GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/34(a)	397,080
2,930,000	GAHR Commercial Mortgage Trust, Class DFX, Series 2015-NRF, 3.38%, 12/15/34(a)	2,972,768
127,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class C, Series 2014-BXH, 2.81%, 4/15/27(a)(b)	125,201
271,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class D, Series 2014-BXH, 3.41%, 4/15/27(a)(b)	265,837
667,000	Mscg Trust, Class A, Series 2016-SNR, 3.46%, 11/15/34(a)(b)	668,784
235,000	Mscg Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(a)	235,987
165,000	Mscg Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(a)	166,112
16,368	Wachovia Bank Commercial Mortgage Trust, Class A1A, Series 2006-C26, 6.01%, 6/15/45(b)	16,335

Total Collateralized Mortgage Obligations (Cost $7,936,558)		7,946,252

Corporate Bonds (27.6%):
Aerospace & Defense (0.2%):
600,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25, Callable 11/15/20 @ 102.5(a)	644,250
747,000	KLX, Inc., 5.88%, 12/1/22, Callable 12/1/17 @ 104.41(a)	784,350

		1,428,600

Airlines (0.0%):
18,375	Continental Airlines, Inc., Class A, Series 1998-1, 6.65%, 3/15/19	18,535

Automobiles (0.1%):
493,000	General Motors Co., 3.50%, 10/2/18	501,656

Principal Amount		Fair Value

Corporate Bonds, continued
Banks (2.4%):
$656,000	Bank of America Corp., 4.20%, 8/26/24	$680,996
612,000	Bank of America Corp., Series L, 3.95%, 4/21/25	620,103
771,000	Bank of America Corp., 3.88%, 8/1/25, MTN	797,608
690,000	Bank of America Corp., 3.50%, 4/19/26	692,350
593,000	Bank of America Corp., 4.25%, 10/22/26	610,658
300,000	CIT Group, Inc., 5.00%, 8/15/22	323,250
1,090,000	Citigroup, Inc., 4.05%, 7/30/22	1,139,473
1,493,000	Citigroup, Inc., 4.30%, 11/20/26	1,533,521
250,000	Citizens Bank NA/RI, 2.55%, 5/13/21, Callable 4/13/21 @ 100	250,138
253,000	Citizens Bank of Rhode Island, 2.50%, 3/14/19, Callable 2/14/19 @ 100, MTN	254,854
2,994,000	JPMorgan Chase & Co., 3.88%, 9/10/24	3,089,038
759,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	732,512
1,109,000	JPMorgan Chase & Co., 4.13%, 12/15/26^	1,148,687
1,278,000	Regions Bank, Series BKNT, 7.50%, 5/15/18	1,337,902
500,000	Regions Bank, 6.45%, 6/26/37	602,332
260,000	Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100	265,827

		14,079,249

Beverages (0.7%):
1,481,000	Anheuser-Busch InBev NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	1,525,032
1,402,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,543,102
854,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	963,859

		4,031,993

Capital Markets (0.6%):
282,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	295,174
572,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	570,696
596,000	Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19	602,504
230,000	IntercontinentalExchange, 2.75%, 12/1/20, Callable 11/1/20 @ 100	234,476
464,000	Lazard Group LLC, 4.25%, 11/14/20	489,526
227,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100	249,899
242,000	Moody’s Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100(a)	238,281
781,000	Morgan Stanley, 4.88%, 11/1/22	847,968
114,000	Tiaa Asset Management Finance LLC, 2.95%, 11/1/19(a)	115,629
165,000	Tiaa Asset Management Finance LLC, 4.13%, 11/1/24(a)	170,709

		3,814,862

Chemicals (0.3%):
550,000	CF Industries Holdings, Inc., 3.45%, 6/1/23^	519,750
550,000	CF Industries Holdings, Inc., 4.95%, 6/1/43	471,625
200,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100	206,478
347,000	Platform Specialty Products, 6.50%, 2/1/22, Callable 2/1/18 @ 103.25^(a)	358,278

Continued

2

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Chemicals, continued
$60,000	Venator Finance SARL/Venator Materials Corp., 5.75%, 7/15/25, Callable 7/15/20 @ 104.31(c)	$60,600
300,000	W R Grace & Co., 5.63%, 10/1/24(a)	320,625

		1,937,356

Commercial Services & Supplies (0.3%):
747,000	Adt Corp., 6.25%, 10/15/21	813,296
747,000	Prime Securities Services Borrower/Finance, 9.25%, 5/15/23, Callable 5/15/19 @ 104.63(a)	811,735

		1,625,031

Communications Equipment (0.1%):
300,000	Brocade Communications Systems, Inc., 4.63%, 1/15/23, Callable 1/15/18 @ 102.31	308,625

Construction & Engineering (0.1%):
300,000	Aecom Technology Corp., 5.13%, 3/15/27, Callable 12/15/26 @ 100	301,125
170,000	Alpine Finance Merger Sub LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(a)	172,975

		474,100

Consumer Finance (2.9%):
206,000	Ally Financial, Inc., 3.75%, 11/18/19	210,635
500,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/20/25 @ 100^	526,250
478,000	Capital One Financial Co., 2.45%, 4/24/19, Callable 3/24/19 @ 100	480,556
797,000	Capital One NA, Series BNKT, 2.95%, 7/23/21, Callable 6/23/21 @ 100	802,886
250,000	Discover Bank, 7.00%, 4/15/20	277,487
644,000	Discover Bank, Series BKNT, 3.20%, 8/9/21, Callable 7/9/21 @ 100	655,910
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,088,550
896,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	918,919
796,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	797,938
896,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18	904,884
1,493,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19^	1,502,923
1,121,000	Ford Motor Credit Co. LLC, 5.88%, 8/2/21	1,250,064
300,000	General Motors Acceptance Corp., 8.00%, 11/1/31	367,500
572,000	General Motors Financial Co., 3.50%, 7/10/19	585,296
747,000	General Motors Financial Co., 4.20%, 3/1/21, Callable 2/1/21 @ 100^	783,503
2,968,000	General Motors Financial Co., 4.38%, 9/25/21	3,128,470
299,000	General Motors Financial Co., 4.25%, 5/15/23	312,589
110,000	General Motors Financial Co., Inc., 2.63%, 7/10/17	110,011
269,000	General Motors Financial Co., Inc., 4.75%, 8/15/17	269,917
175,000	General Motors Financial Co., Inc., 3.25%, 5/15/18	177,051
240,000	Hyundai Capital America, 2.88%, 8/9/18(a)	241,974
564,000	Hyundai Capital America, 2.55%, 2/6/19(a)	566,116
747,000	Navient Corp., 8.00%, 3/25/20, MTN	834,773
206,000	Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19 @ 100	208,904
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	523,834
314,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	320,721

		17,847,661

Principal Amount		Fair Value

Corporate Bonds, continued
Containers & Packaging (0.1%):
$300,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 7/15/19 @ 102.56(a)	$311,625

Diversified Consumer Services (0.4%):
716,000	APX Group, Inc., 6.38%, 12/1/19, Callable 8/7/17 @ 103.19	735,690
1,000,000	APX Group, Inc., 8.75%, 12/1/20, Callable 8/7/17 @ 104.38	1,032,500
190,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/1/20 @ 106.19(c)	203,775
300,000	Service Master Co. LLC, 5.13%, 11/15/24, Callable 11/15/19 @ 103.84(a)	310,500

		2,282,465

Diversified Financial Services (0.1%):
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	507,396
285,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	281,438

		788,834

Diversified Telecommunication Services (1.1%):
481,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	483,470
917,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100^	938,514
300,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 1/15/19 @ 102.69	313,125
300,000	Level 3 Financing, Inc., 5.38%, 5/1/25, Callable 5/1/20 @ 102.69	315,750
300,000	Qwest Corp., 6.75%, 12/1/21	331,429
200,000	Qwest Corp., 7.25%, 9/15/25	222,095
200,000	Qwest Corp., 6.88%, 9/15/33, Callable 8/7/17 @ 100.68	196,799
600,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25, Callable 2/15/20 @ 103.31^(a)	600,000
441,000	Verizon Communications, Inc., 5.50%, 3/16/47^	482,085
900,000	Verizon Communications, Inc., 5.01%, 4/15/49(a)	908,916
889,000	Verizon Communications, Inc., 5.01%, 8/21/54	874,879
747,000	Zayo Group LLC/Zayo Capital, 6.38%, 5/15/25, Callable 5/15/20 @ 103.19^	806,289

		6,473,351

Electric Utilities (1.0%):
300,000	Ceridian Hcm Holding, Inc., 11.00%, 3/15/21, Callable 8/7/17 @ 105.5(a)	316,875
164,000	Emera US Finance LP, 2.15%, 6/15/19	163,847
163,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	163,250
260,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100^	260,602
651,000	Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100	673,681
455,000	FirstEnergy Solutions Co., 6.05%, 8/15/21	187,688
1,014,000	FirstEnergy, Inc., Series A, 2.75%, 3/15/18	1,020,464
2,306,000	FirstEnergy, Inc., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	2,425,591
253,100	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(a)	272,083
175,000	NV Energy, Inc., 6.25%, 11/15/20	196,873
56,000	PG&E Corp., 2.40%, 3/1/19, Callable 2/1/19 @ 100^	56,275

		5,737,229

Continued

3

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Energy Equipment & Services (0.1%):
$349,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100	$357,663
306,000	Halliburton Co., 4.85%, 11/15/35, Callable 5/15/35 @ 100	327,149

		684,812

Equity Real Estate Investment Trusts (4.2%):
82,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20, Callable 12/15/19 @ 100	82,563
152,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100	156,384
747,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100	757,151
161,000	AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 7/1/20 @ 100	166,875
514,000	BPG Subsidiary, Inc., 3.88%, 8/15/22, Callable 6/15/22 @ 100	525,570
394,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	395,355
426,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	430,252
279,000	Brandywine Realty Trust, 4.95%, 4/15/18, Callable 3/15/18 @ 100^	285,067
439,000	Brandywine Realty Trust, 3.95%, 2/15/23, Callable 11/15/22 @ 100	441,631
788,000	Brixmor Operating Partners LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	770,212
300,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	296,061
279,000	Brixmor Operating Partners LP, 4.13%, 6/15/26, Callable 3/15/26 @ 100	277,381
134,000	Camden Property Trust, 2.95%, 12/15/22, Callable 9/15/22 @ 100	133,058
381,000	Corporate Office Properties Trust, 3.70%, 6/15/21, Callable 4/15/21 @ 100	390,283
334,000	Corporate Office Properties Trust, 5.00%, 7/1/25, Callable 4/1/25 @ 100	352,799
25,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	26,000
1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100^	1,166,366
277,000	DDR Corp., 3.63%, 2/1/25, Callable 11/1/24 @ 100^	263,516
258,000	DDR Corp., 4.25%, 2/1/26, Callable 11/1/25 @ 100^	252,950
458,000	Digital Realty Trust, Inc., 3.40%, 10/1/20, Callable 9/1/20 @ 100	469,732
484,000	Digital Realty Trust, LP, 3.95%, 7/1/22, Callable 5/1/22 @ 100^	507,345
491,000	Digital Realty Trust, LP, 4.75%, 10/1/25, Callable 7/1/25 @ 100	528,107
256,000	Duke Realty LP, 3.88%, 10/15/22, Callable 7/15/22 @ 100	266,277
273,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	279,544
146,000	Duke Realty LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	149,943
747,000	Equinix, Inc., 5.75%, 1/1/25, Callable 1/1/20 @ 102.88	803,959

Principal Amount		Fair Value

Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$70,000	Equity Commonwealth, 5.88%, 9/15/20, Callable 3/15/20 @ 100	$74,860
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100	517,404
1,000,000	Government Properties Income Trust, 3.75%, 8/15/19, Callable 7/15/19 @ 100	1,007,787
747,000	HCP, Inc., 3.15%, 8/1/22, Callable 5/1/22 @ 100	751,823
800,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	815,582
143,000	Health Care REIT, Inc., 2.25%, 3/15/18	143,376
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	514,914
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	135,214
250,000	Mack-Cali Realty LP, 2.50%, 12/15/17, Callable 11/15/17 @ 100	250,374
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	510,781
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100	378,814
300,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	311,877
820,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	840,869
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100	131,970
281,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100^	284,530
785,000	Omega Healthcare Investors, Inc., 5.25%, 1/15/26, Callable 10/15/25 @ 100	833,893
2,431,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	2,430,356
748,000	OMEGA Healthcare Investors, Inc., 4.75%, 1/15/28, Callable 10/15/27 @ 100	746,730
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	71,160
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	70,545
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	100,722
900,000	Sabra Health/Capital Corp., 5.50%, 2/1/21, Callable 8/7/17 @ 104.13	936,000
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	164,269
411,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	412,387
342,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	320,498
300,000	Uniti Group, Inc., 6.00%, 4/15/23, Callable 4/15/18 @ 104.5^(a)	312,186
111,000	Ventas Realty LP, 4.00%, 4/30/19, Callable 1/30/19 @ 100	114,080
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	117,300
240,000	Ventas Realty LP, 3.50%, 2/1/25, Callable 11/1/24 @ 100	238,445

Continued

4

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$225,000	Ventas Realty LP, 4.13%, 1/15/26, Callable 10/15/25 @ 100	$231,400
118,000	Ventas Realty LP, 4.38%, 2/1/45, Callable 8/1/44 @ 100	116,797
750,000	Ventas Realty LP/Capital Corp., 4.25%, 3/1/22, Callable 12/1/21 @ 100	792,308
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	67,772
814,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24 @ 100	814,908

		25,736,312

Food & Staples Retailing (0.2%):
300,000	Albertsons Cos. LLC, 6.63%, 6/15/24, Callable 6/15/19 @ 104.97^(a)	297,750
364,000	CVS Health, 3.50%, 7/20/22, Callable 5/20/22 @ 100	377,491
405,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	417,591

		1,092,832

Food Products (0.1%):
300,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5(a)	299,250

Health Care Providers & Services (1.3%):
443,000	Community Health System, Inc., 6.88%, 2/1/22, Callable 2/1/18 @ 103.44^	387,071
180,000	Community Health System, Inc., 6.25%, 3/31/23, Callable 3/31/20 @ 103.13	185,823
600,000	DaVita HealthCare Partners, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 102.56	609,000
530,000	HCA, Inc., 3.75%, 3/15/19	540,600
2,837,000	HCA, Inc., 6.50%, 2/15/20	3,095,877
37,000	HCA, Inc., 5.88%, 3/15/22	41,024
30,000	HCA, Inc., 4.75%, 5/1/23	31,725
500,000	HCA, Inc., 5.38%, 2/1/25	527,400
480,000	HCA, Inc., 5.25%, 4/15/25^	516,000
300,000	HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @ 100	323,550
300,000	Tenet Healthcare Corp., 4.50%, 4/1/21	304,875
637,000	Tenet Healthcare Corp., 8.13%, 4/1/22^	676,016
300,000	WellCare Health Plans, 5.25%, 4/1/25, Callable 4/1/20 @ 103.94	314,250

		7,553,211

Health Care Technology (0.1%):
300,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(a)	309,375

Hotels, Restaurants & Leisure (0.4%):
300,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75(a)	316,875
747,000	Landry’s, Inc., 6.75%, 10/15/24, Callable 10/15/19 @ 103.38(a)	764,741
128,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100	130,321
339,000	McDonald’s Corp., 3.70%, 1/30/26, Callable 10/30/25 @ 100	351,076
600,000	Scientific Games International, Inc., 10.00%, 12/1/22, Callable 12/1/18 @ 105	657,750

		2,220,763

Principal Amount		Fair Value

Corporate Bonds, continued
Household Products (0.1%):
$300,000	Energizer Holdings, Inc., 5.50%, 6/15/25, Callable 6/15/20 @ 102.75(a)	$313,875

Independent Power & Renewable Electricity Producers (0.3%):
300,000	AES Corp., 5.50%, 3/15/24, Callable 3/15/19 @ 102.75	312,375
300,000	Calpine Corp., 5.38%, 1/15/23, Callable 10/15/18 @ 102.69^	292,500
300,000	Dynegy, Inc., 7.38%, 11/1/22, Callable 11/1/18 @ 103.69^	296,250
763,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100	772,538
391,000	NRG Energy, 6.25%, 5/1/24, Callable 5/1/19 @ 103.13	394,910

		2,068,573

Industrial Conglomerates (0.1%):
300,000	Icahn Enterprises LP, 6.00%, 8/1/20, Callable 8/7/17 @ 103	308,813
300,000	Icahn Enterprises LP, 5.88%, 2/1/22, Callable 8/7/17 @ 104.41	307,125

		615,938

Insurance (1.3%):
326,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100	335,399
1,208,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	1,230,445
180,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(a)	191,499
500,000	Pacific Life Insurance Co., 9.25%, 6/15/39(a)	815,014
1,136,000	Pacific Lifecorp, 6.00%, 2/10/20(a)	1,231,155
651,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	726,616
497,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	556,283
463,000	Unum Group, 3.88%, 11/5/25	469,316
1,556,000	Unum Group, 5.75%, 8/15/42	1,845,353
180,000	Usis Merger Sub, Inc., 6.88%, 5/1/25, Callable 5/1/20 @ 103.44(a)	183,150

		7,584,230

Internet & Direct Marketing Retail (0.1%):
300,000	Netflix, Inc., 5.88%, 2/15/25^	332,250

Internet Software & Services (0.4%):
550,000	Genesys/Greeneden Lux/US, 10.00%, 11/30/24, Callable 11/30/19 @ 107.5(a)	618,063
1,400,000	Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24, Callable 11/15/19 @ 106.47^(a)	1,491,000

		2,109,063

IT Services (0.1%):
447,000	First Data Corp., 5.38%, 8/15/23, Callable 8/15/18 @ 102.69(a)	467,115

Life Sciences Tools & Services (0.0%):
99,000	Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	99,734

Machinery (0.0%):
51,000	Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19	51,744

Continued

5

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Media (2.5%):
$390,000	21st Century Fox America, 7.75%, 12/1/45	$565,162
747,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/15/18 @ 104.03(a)	777,347
747,000	AMC Networks, Inc., 5.00%, 4/1/24, Callable 4/1/20 @ 102.5	764,741
747,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 4/1/19 @ 104.41(a)	797,423
700,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94^(a)	748,125
300,000	CSC Holdings LLC, 5.50%, 4/15/27, Callable 4/15/22 @ 102.75^(a)	317,250
300,000	Dish DBS Corp., 5.88%, 7/15/22	322,500
300,000	Dish DBS Corp., 5.00%, 3/15/23^	307,500
650,000	MHGE Parent LLC/Finance, 8.50%, 8/1/19, Callable 8/7/17 @ 100^(a)	650,000
500,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31(a)	550,050
300,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/15/18 @ 102.31(a)	308,625
947,000	Sirius XM Radio, Inc., 5.38%, 4/15/25, Callable 4/15/20 @ 102.69^(a)	978,961
1,069,000	Time Warner Cable, Inc., 8.25%, 4/1/19	1,179,270
1,493,000	Time Warner Cable, Inc., 4.13%, 2/15/21, Callable 11/15/20 @ 100	1,561,237
930,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	972,136
231,000	Time Warner Cable, Inc., 6.55%, 5/1/37	275,841
418,000	Time Warner Cable, Inc., 7.30%, 7/1/38	534,266
2,240,000	Time Warner Cable, Inc., 6.75%, 6/15/39	2,741,761
103,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	110,691
200,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56(a)	201,936

		14,664,822

Metals & Mining (0.0%):
300,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100^	281,154

Multi-Utilities (0.3%):
1,371,000	Dominion Resources, Inc., Series 06-B, 3.60%, 9/30/66, Callable 7/28/17 @ 100(b)	1,185,915
49,000	Puget Energy, Inc., 6.00%, 9/1/21	55,028
506,000	Sempra Energy, 6.00%, 10/15/39	640,473

		1,881,416

Oil, Gas & Consumable Fuels (2.9%):
1,195,000	Access Midstream Partner, 4.88%, 3/15/24, Callable 3/15/19 @ 102.44	1,252,264
222,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100	236,949
460,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100^	514,052
722,000	Anadarko Petroleum Corp., Series B, 7.50%, 5/1/31	902,229
122,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	143,605
612,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	755,839

Principal Amount		Fair Value

Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$400,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 8/7/17 @ 103.84	$400,872
339,000	Chesapeake Energy Corp., 8.00%, 12/15/22, Callable 12/15/18 @ 104^(a)	358,493
300,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 8/15/17 @ 104.69(a)	304,500
131,000	Columbia Pipeline Group, 2.45%, 6/1/18	131,601
434,000	Columbia Pipeline Group, 3.30%, 6/1/20, Callable 5/1/20 @ 100	444,683
197,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	209,704
341,000	DCP Midstream Operating LLC, 4.75%, 9/30/21, Callable 6/30/21 @ 100(a)	347,820
163,000	DCP Midstream Operating LLC, 3.88%, 3/15/23, Callable 12/15/22 @ 100^	157,295
600,000	DCP Midstream Operating LLC, 8.13%, 8/16/30	706,500
185,000	DCP Midstream Operating LLC, 5.60%, 4/1/44, Callable 10/1/43 @ 100	174,363
190,000	Denbury Resources, Inc., 4.63%, 7/15/23, Callable 1/15/18 @ 102.31	100,700
175,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100	174,314
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100^	122,969
600,000	Endeavor Energy Resource, 7.00%, 8/15/21, Callable 8/7/17 @ 105.25(a)	621,000
300,000	Energy Transfer Equity, 5.88%, 1/15/24, Callable 10/15/23 @ 100	318,000
250,000	Everest Acquisition Finance, Inc., 8.00%, 11/29/24, Callable 11/30/19 @ 106(a)	249,375
300,000	Global Partners LP, 6.25%, 7/15/22, Callable 8/7/17 @ 104.69	301,500
310,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 6/1/19 @ 102.5(a)	285,200
49,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100	49,851
167,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100^	167,702
63,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	72,060
1,462,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	1,508,995
1,163,000	Midstates Petroleum Co., Inc., 10.75%, 10/1/20(d)(e)	—
300,000	NuStar Logistics LP, 5.63%, 4/28/27, Callable 1/28/27 @ 100^	315,000
300,000	PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23, Callable 11/15/18 @ 105.25^	295,500
460,000	Petroleos Mexicanos, 5.75%, 3/1/18	470,740
57,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	57,197
300,000	Range Resources Corp., 5.00%, 8/15/22, Callable 5/15/22 @ 100(a)	294,750
300,000	Rose Rock Midstream LP, 5.63%, 7/15/22, Callable 7/24/17 @ 104.22	288,750
347,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24, Callable 2/15/24 @ 100	386,389

Continued

6

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(a)	$355,695
348,000	Southwestern Energy Co., 6.70%, 1/23/25, Callable 10/23/24 @ 100^(b)	340,170
300,000	Summit Midstream Holdings LLC, 5.75%, 4/15/25, Callable 4/15/20 @ 104.31	301,500
747,000	Sunoco LP/Finance Corp., 6.25%, 4/15/21, Callable 4/15/18 @ 103.13	780,615
205,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 5/15/18 @ 102.13	200,131
574,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 3/1/21 @ 100	616,206
154,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	157,640
446,000	Williams Companies, Inc., 3.70%, 1/15/23, Callable 10/15/22 @ 100	439,310
297,000	Williams Companies, Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100^	305,168
222,000	Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100	230,988
357,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	364,732
242,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	256,361
426,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	443,114

		17,912,391

Pharmaceuticals (0.0%):
85,000	Zoetis, Inc., 1.88%, 2/1/18	85,052

Professional Services (0.1%):
300,000	Tempo Finance, Corp., 6.75%, 6/1/25, Callable 6/1/20 @ 103.38(a)	306,750

Real Estate Management & Development (0.5%):
2,426,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5	2,527,557
300,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 3/15/20 @ 104.03(a)	306,750

		2,834,307

Semiconductors & Semiconductor Equipment (0.1%):
650,000	Qorvo, Inc., 7.00%, 12/1/25, Callable 12/1/20 @ 103.5	737,750

Software (0.3%):
700,000	Solera LLC, 10.50%, 3/1/24, Callable 3/1/19 @ 107.88(a)	804,125
300,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 9/30/18 @ 104.5(a)	312,000
190,000	Symantec Corp., 5.00%, 4/15/25, Callable 4/15/20 @ 102.5^(a)	198,846
190,000	Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24, Callable 2/1/19 @ 107.88(a)	207,575

		1,522,546

Sovereign Bonds (0.1%):
300,000	MGM Growth Properties LLC, 4.50%, 9/1/26, Callable 6/1/26 @ 100	301,875

Principal Amount		Fair Value

Corporate Bonds, continued
Specialty Retail (0.0%):
$300,000	L Brands, Inc., 6.75%, 7/1/36	$288,000

Technology Hardware, Storage & Peripherals (0.0%):
134,000	HP Enterprise Co., 6.35%, 10/15/45, Callable 4/15/45 @ 100	141,622

Tobacco (0.7%):
317,000	Altria Group, Inc., 4.00%, 1/31/24	338,207
140,000	Reynolds American, Inc., 3.25%, 6/12/20	144,135
478,000	Reynolds American, Inc., 4.00%, 6/12/22^	506,517
346,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	370,687
179,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	212,116
600,000	Reynolds American, Inc., 7.25%, 6/15/37	820,332
478,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	585,454
1,000,000	Vector Group, Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06(a)	1,038,750
		4,016,198

Trading Companies & Distributors (0.5%):
299,000	Air Lease Corp., 2.13%, 1/15/18	299,530
442,000	Air Lease Corp., 2.63%, 9/4/18, Callable 8/4/18 @ 100	445,283
499,000	Air Lease Corp., 4.75%, 3/1/20	529,410
379,000	Air Lease Corp., 3.88%, 4/1/21, Callable 3/1/21 @ 100^	395,344
348,000	Air Lease Corp., 3.38%, 6/1/21, Callable 5/1/21 @ 100	357,237
703,000	Air Lease Corp., 3.75%, 2/1/22, Callable 12/1/21 @ 100^	733,604

		2,760,408

Wireless Telecommunication Services (0.4%):
300,000	Sprint Communications, Inc., 7.25%, 9/15/21	333,375
300,000	Sprint Communications, Inc., 7.88%, 9/15/23	345,000
420,000	Sprint Communications, Inc., 7.13%, 6/15/24^	467,250
300,000	Sprint Communications, Inc., 6.88%, 11/15/28	333,471
600,000	T-Mobile USA, Inc., 5.13%, 4/15/25, Callable 4/15/20 @ 102.56^	630,000

		2,109,096

Total Corporate Bonds (Cost $159,881,296)		163,043,636

Yankee Dollars (12.4%):
Banks (2.8%):
642,000	Barclays Bank plc, 3.25%, 1/12/21	652,893
300,000	Barclays Bank plc, 7.63%, 11/21/22	343,125
874,000	Barclays Bank plc, 4.38%, 1/12/26	908,187
205,000	HSBC Holdings plc, 4.25%, 3/14/24	212,075
980,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	1,034,717
791,000	Rabobank Nederland NY, 4.38%, 8/4/25	829,493
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(a)	208,530
3,808,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	4,169,136
675,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	743,749
2,977,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	3,279,068
3,303,000	Royal Bank of Scotland Group plc, 5.13%, 5/28/24	3,469,703

		15,850,676

Continued

7

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value

Yankee Dollars, continued
Beverages (0.0%):
$125,000	Cott Corp., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13(a)	$127,500

Capital Markets (1.3%):
720,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	725,661
1,000,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	1,038,981
1,175,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	1,211,373
720,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	727,454
63,000	Credit Suisse New York, 6.00%, 2/15/18	64,594
1,284,000	Deutsche Bank AG, Series G, 2.85%, 5/10/19	1,297,689
1,462,000	Deutsche Bank AG, 4.50%, 4/1/25	1,452,217
469,000	Thomson Reuters Corp., 3.85%, 9/29/24, Callable 6/29/24 @ 100	483,177
733,000	UBS Group AG, 4.13%, 9/24/25(a)	768,356

		7,769,502

Chemicals (0.0%):
200,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 6/15/20 @ 105.16^(a)	206,000
240,000	Nova Chemicals Corp., 4.88%, 6/1/24, Callable 3/3/24 @ 100^(a)	239,100

		445,100

Communications Equipment (0.0%):
255,000	Nokia OYJ, 4.38%, 6/12/27	259,623

Containers & Packaging (0.1%):
300,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 7.25%, 5/15/24, Callable 5/15/19 @ 105.44(a)	328,125

Diversified Financial Services (0.4%):
200,000	Banco Nacional de Desenvolvimento Economico, 4.00%, 4/14/19(a)	201,834
326,000	Banco Nacional de Desenvolvimento Economico, 6.50%, 6/10/19(a)	345,971
1,442,000	Banco Nacional de Desenvolvimento Economico, 5.50%, 7/12/20(a)	1,511,389
334,000	Banco Nacional de Desenvolvimento Economico, 5.75%, 9/26/23^(a)	352,784
180,000	Camelot Finance SA, 7.88%, 10/15/24, Callable 10/15/19 @ 103.94(a)	193,950

		2,605,928

Diversified Telecommunication Services (0.6%):
300,000	Intelsat Jackson Holdings SA, 9.50%, 9/30/22(a)	358,500
300,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104(a)	323,250
300,000	Sable International Finance, Ltd., 6.88%, 8/1/22, Callable 8/1/18 @ 105.16(a)	324,000
600,000	SFR Group SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(a)	651,000
800,000	Telecom Italia SpA, 5.30%, 5/30/24(a)	858,000
300,000	Telesat Canada, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66(a)	336,750
300,000	Ziggo Secured Finance BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(a)	306,375

		3,157,875

Electrical Equipment (0.1%):
300,000	Sensata Technologies BV, 4.88%, 10/15/23(a)	306,000

Principal Amount		Fair Value

Yankee Dollars, continued
Energy Equipment & Services (0.1%):
$300,000	Ensco plc, 8.00%, 1/31/24, Callable 10/31/23 @ 100^	$282,000
300,000	Noble Holding International, Ltd., 7.75%, 1/15/24, Callable 10/15/23 @ 100^	237,375
400,000	Transocean, Inc., 6.80%, 3/15/38^	292,000

		811,375

300,000	Fage International/Fage USA, 5.63%, 8/15/26, Callable 8/15/21 @ 102.81(a)	308,940

Gas Utilities (0.0%):
5,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 5/15/18 @ 103.44(a)	5,188

Hotels, Restaurants & Leisure (0.1%):
175,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13^(a)	173,896
300,000	Studio City Co., Ltd., 7.25%, 11/30/21, Callable 11/30/18 @ 103.63(a)	325,875

		499,771

Insurance (0.0%):
200,000	AIA Group, Ltd., 2.25%, 3/11/19(a)	199,878

Machinery (0.0%):
107,000	Ingersoll-Rand Lux Financial Holding, 2.63%, 5/1/20, Callable 4/1/20 @ 100	108,058

Media (0.4%):
500,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(a)	555,000
500,000	Altice Finco SA, 8.13%, 1/15/24, Callable 12/15/18 @ 104.06(a)	543,750
600,000	Altice SA, 7.63%, 2/15/25, Callable 2/15/20 @ 103.81^(a)	657,750
190,000	LG Financeco Corp., 5.88%, 11/1/24, Callable 11/1/19 @ 104.41(a)	199,975
790,000	MDC Partners, Inc., 6.50%, 5/1/24, Callable 5/1/19 @ 104.88^(a)	788,025

		2,744,500

Metals & Mining (0.3%):
400,000	BHP Billiton Finance USA, Ltd., 6.25%, 10/19/75, Callable 10/19/20 @ 100^(a)(b)	436,000
681,000	BHP Billiton Finance USA, Ltd., 6.75%, 10/19/75, Callable 10/20/25 @ 100^(a)(b)	778,104
300,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 8/7/17 @ 105.44^(a)	306,750

		1,520,854

Multi-Utilities (0.0%):
30,000	Intergen NV, 7.00%, 6/30/23, Callable 6/30/18 @ 103.5(a)	28,875

Oil, Gas & Consumable Fuels (3.4%):
164,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	163,987
309,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	342,703
235,000	Cenovus Energy, Inc., 5.70%, 10/15/19	248,017
536,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100^(a)	510,607

Continued

8

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value

Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(a)	$343,333
218,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	227,188
252,000	Enbridge, Inc., 5.50%, 12/1/46, Callable 5/29/46 @ 100	281,865
244,000	Navios Maritime Holdings/Finance, 7.38%, 1/15/22, Callable 8/7/17 @ 105.53(a)	188,490
349,000	Petrobras Global Finance Co., 4.38%, 5/20/23^	329,107
1,229,000	Petrobras Global Finance Co., 5.63%, 5/20/43	1,019,763
2,677,000	Petrobras Global Finance Co., 7.25%, 3/17/44^	2,632,159
1,910,000	Petrobras International Finance Co., 5.38%, 1/27/21^	1,941,897
672,000	Petroleos Mexicanos, 3.50%, 7/18/18	680,131
354,000	Petroleos Mexicanos, 8.00%, 5/3/19	387,188
225,000	Petroleos Mexicanos, 6.00%, 3/5/20	241,200
769,000	Petroleos Mexicanos, 3.50%, 7/23/20	777,075
426,000	Petroleos Mexicanos, 3.50%, 1/30/23	408,321
971,000	Petroleos Mexicanos, 4.63%, 9/21/23^	982,652
1,746,000	Petroleos Mexicanos, 4.88%, 1/18/24	1,768,522
1,036,000	Petroleos Mexicanos, 4.50%, 1/23/26^	1,007,023
1,220,000	Petroleos Mexicanos, 6.50%, 3/13/27(a)	1,310,585
1,039,000	Petroleos Mexicanos, 6.50%, 6/2/41	1,031,727
841,000	Petroleos Mexicanos, 5.50%, 6/27/44	743,444
1,005,000	Petroleos Mexicanos, 5.63%, 1/23/46	890,933
1,677,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,693,569
347,000	Teine Energy, Ltd., 6.88%, 9/30/22, Callable 9/30/17 @ 105.16(a)	351,771

		20,503,257

Pharmaceuticals (0.9%):
865,000	Actavis Funding SCS, 2.45%, 6/15/19	870,252
624,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	643,230
336,000	Mylan NV, 2.50%, 6/7/19	338,685
685,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100	696,880
337,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100^	341,462
400,000	Perrigo Finance plc, 3.90%, 12/15/24, Callable 9/15/24 @ 100	406,154
484,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	475,123
346,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23	336,535
412,000	Teva Pharmaceuticals Industries, Ltd., 3.15%, 10/1/26^	391,267
305,000	Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22, Callable 3/15/19 @ 103.25^(a)	319,869
407,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(a)	344,424

		5,163,881

Professional Services (0.2%):
880,000	Nielsen Co. Luxembourg SARLl (The), 5.00%, 2/1/25, Callable 2/1/20 @ 103.75^(c)	902,000

Semiconductors & Semiconductor Equipment (0.1%):
300,000	NXP BV/NXP Funding LLC, 4.63%, 6/1/23(a)	323,625

Principal Amount		Fair Value

Yankee Dollars, continued
Software (0.1%):
$550,000	Open Text Corp., 5.63%, 1/15/23, Callable 1/15/18 @ 104.22^(a)	$573,375

Sovereign Bond (0.5%):
1,344,000	Dominican Republic, 5.50%, 1/27/25(a)	1,387,680
1,500,000	Republic of Belarus, 8.95%, 1/26/18(a)	1,538,373

		2,926,053

Tobacco (0.2%):
690,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(a)	718,385
690,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100(a)	728,295

		1,446,680

Trading Companies & Distributors (0.7%):
1,344,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/21	1,454,516
2,165,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.63%, 7/1/22	2,320,296
347,000	FLY Leasing, Ltd., 6.38%, 10/15/21, Callable 10/15/17 @ 104.78	363,916

		4,138,728

Wireless Telecommunication Services (0.1%):
300,000	Millicom International Cellular SA, 6.00%, 3/15/25, Callable 3/15/20 @ 103(a)	314,826

Total Yankee Dollars (Cost $71,653,537)		73,370,193

Municipal Bonds (2.4%):
California (0.4%):
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	671,973
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	14,693
400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	582,244
965,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	1,473,284

		2,742,194

Illinois (2.0%):
220,000	Illinois State, Build America Bonds, GO, 6.20%, 7/1/21	227,115
10,000	Illinois State, Build America Bonds, GO, Series 3, 5.55%, 4/1/19	10,263
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	428,885
1,935,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,070,430
420,000	Illinois State, Build America Bonds, GO, 4.00%, 12/1/20	414,200
1,340,000	Illinois State, Build America Bonds, GO, 5.88%, 3/1/19	1,386,605
645,000	Illinois State, Build America Bonds, GO, 5.67%, 3/1/18	655,546

Continued

9

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value

Municipal Bonds, continued
Illinois, continued
$315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	$323,288
105,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.43%, 1/1/42	89,287
395,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series C1, 7.78%, 1/1/35	400,984
80,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.63%, 1/1/22	79,737
770,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 6.31%, 1/1/44	714,545
4,440,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	4,156,372
125,000	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	125,491
96,000	Illinois State, Build America Bonds, GO, 4.35%, 6/1/18	96,252

		11,179,000

Total Municipal Bonds (Cost $14,188,862)		13,921,194

U.S. Government Agency Mortgages (21.6%):
Federal Home Loan Mortgage Corporation (6.2%)
86,561	3.00%, 2/1/31, Pool #G15741	88,961
434,656	3.00%, 4/1/31, Pool #G15799	446,706
23,150	3.00%, 5/1/31, Pool #J34616	23,800
74,777	3.00%, 6/1/31, Pool #J34680	76,850
168,307	2.50%, 7/1/31, Pool #J34888	169,449
824,303	3.50%, 3/1/32, Pool #C91403	860,667
794,084	3.00%, 3/1/32, Pool #G16113	816,223
2,177,459	3.50%, 7/1/32, Pool #C91467	2,276,145
413,192	4.00%, 6/1/33, Pool #G30718	439,053
1,803,280	4.00%, 5/1/37, Pool #C91938	1,915,667
2,736,679	5.00%, 2/1/38, Pool #G60365	3,000,047
140,415	3.50%, 4/1/40, Pool #V81744	144,899
159,286	3.50%, 5/1/40, Pool #V81750	164,373
257,681	3.50%, 6/1/40, Pool #V81792	265,917
113,938	3.50%, 8/1/40, Pool #V81886	117,568
102,357	3.50%, 9/1/40, Pool #V81958	105,616
1,023,106	4.00%, 1/1/41, Pool #A96413	1,080,386
851,190	4.00%, 2/1/41, Pool #A96807	898,830
104,628	4.50%, 3/1/41, Pool #A97673	112,514
172,733	4.50%, 4/1/41, Pool #A97942	185,745
455,324	5.00%, 6/1/41, Pool #G06596	503,862
2,331,981	4.50%, 1/1/42, Pool #G60517	2,507,311
64,307	3.50%, 8/1/42, Pool #Q10392	66,355
85,951	3.50%, 8/1/42, Pool #Q10434	88,689
87,884	3.50%, 8/1/42, Pool #Q10047	90,684
79,892	3.50%, 8/1/42, Pool #Q10164	82,436
90,873	3.50%, 9/1/42, Pool #Q11244	93,766
72,890	4.00%, 11/1/42, Pool #Q13121	77,400
58,004	3.50%, 11/1/42, Pool #G07231	59,851
184,683	3.00%, 12/1/42, Pool #C04320	185,370
773,520	3.50%, 4/1/43, Pool #G07921	798,124
705,822	3.50%, 4/1/43, Pool #Q17209	728,300
125,876	4.00%, 5/1/43, Pool #Q18481	133,107
62,258	4.00%, 7/1/43, Pool #Q19597	66,104

Principal Amount		Fair Value

U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$76,624	4.00%, 10/1/43, Pool #Q22499	$81,072
790,812	3.00%, 10/1/43, Pool #G08553	792,368
155,228	4.00%, 1/1/44, Pool #V80950	164,231
497,372	4.00%, 1/1/45, Pool #Q30720	523,488
84,141	3.50%, 3/1/45, Pool #Q31974	86,816
163,275	3.50%, 3/1/45, Pool #Q32008	168,465
81,054	3.50%, 3/1/45, Pool #Q32328	83,631
53,550	3.00%, 5/1/45, Pool #Q33468	53,607
438,295	3.50%, 5/1/45, Pool #Q33547	451,314
335,695	3.00%, 6/1/45, Pool #Q34156	336,151
511,598	3.50%, 6/1/45, Pool #Q34311	527,861
78,140	3.50%, 6/1/45, Pool #Q33791	80,460
484,254	3.50%, 6/1/45, Pool #Q34164	498,638
29,208	3.00%, 7/1/45, Pool #Q34979	29,325
88,812	3.00%, 7/1/45, Pool #Q34759	89,092
140,275	4.00%, 8/1/45, Pool #Q35845	147,677
30,875	4.00%, 9/1/45, Pool #Q37853	32,639
32,591	4.00%, 11/1/45, Pool #Q38812	34,302
27,421	4.00%, 2/1/46, Pool #Q38782	28,991
17,201	4.00%, 2/1/46, Pool #Q38879	18,111
38,541	4.00%, 2/1/46, Pool #Q38783	40,565
599,704	3.50%, 5/1/46, Pool #G60553	619,895
189,174	3.50%, 5/1/46, Pool #G60603	195,154
592,599	3.50%, 9/1/46, Pool #Q43257	611,335
975,366	3.00%, 10/1/46, Pool #Q43734	973,889
3,366,781	3.00%, 12/1/46, Pool #G08737	3,361,680
52,467	3.00%, 12/1/46, Pool #Q44977	52,387
2,481,296	3.00%, 1/1/47, Pool #G08741	2,477,537
1,481,966	3.00%, 2/1/47, Pool #G08747^	1,479,721
3,000,000	3.50%, 7/15/47, TBA	3,081,951

		35,793,128

Federal National Mortgage Association (10.7%)
75,315	2.50%, 10/1/28, Pool #AU2669	76,181
29,061	3.00%, 8/1/29, Pool #AW9071	29,847
549,241	3.50%, 9/1/29, Pool #AL5878	574,576
2,189,854	3.50%, 11/1/30, Pool #AL7688	2,285,860
31,871	3.00%, 12/1/30, Pool #BC3672	32,733
23,368	3.00%, 5/1/31, Pool #BA7510	24,000
23,519	3.00%, 6/1/31, Pool #BD1758	24,156
285,538	3.00%, 7/1/31, Pool #BC1464	293,415
995,808	3.00%, 7/1/31, Pool #AS7629	1,022,761
350,959	3.00%, 3/1/32, Pool #AS9334	360,458
200,338	3.00%, 3/1/32, Pool #BM1099	205,890
451,511	3.00%, 3/1/32, Pool #BM1045	464,046
750,000	3.00%, 4/1/32, Pool #AS9509	770,300
620,939	3.00%, 4/1/32, Pool #BE6636	637,746
149,041	3.00%, 6/1/32, Pool #MA3029	153,075
3,950,000	3.00%, 7/25/32, TBA	4,053,997
12,608	4.50%, 7/1/33, Pool #729327	13,650
6,765	4.50%, 7/1/33, Pool #720240	7,270
13,802	4.50%, 8/1/33, Pool #729713	14,958
60,652	4.50%, 8/1/33, Pool #729380	65,777
12,112	4.50%, 8/1/33, Pool #727160	13,137
18,567	4.50%, 8/1/33, Pool #726928	20,137
8,079	4.50%, 8/1/33, Pool #723124	8,678

Continued

10

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$9,442	4.50%, 8/1/33, Pool #727029	$10,198
22,313	4.50%, 8/1/33, Pool #726956	24,195
367,652	3.50%, 8/1/33, Pool #AL4227	382,598
17,764	4.50%, 9/1/33, Pool #734922	19,267
45,771	4.50%, 9/1/33, Pool #727147	49,641
53,693	4.50%, 12/1/33, Pool #AL5321	58,264
27,810	3.50%, 1/1/34, Pool #AS1614	29,030
194,872	3.50%, 1/1/34, Pool #AS1611	203,406
137,864	3.50%, 1/1/34, Pool #AS1612	143,916
60,297	3.50%, 1/1/34, Pool #AS1406	62,943
48,900	6.00%, 10/1/34, Pool #AL2130	56,460
308,001	5.50%, 11/1/34, Pool #725946	345,027
149,504	5.50%, 1/1/35, Pool #735141	167,475
109,847	4.50%, 9/1/35, Pool #AB8198	119,090
1,051,431	6.00%, 5/1/36, Pool #745512	1,200,705
76,699	5.50%, 9/1/36, Pool #AD0500	85,908
546,074	6.00%, 1/1/37, Pool #932030	622,388
102,746	6.00%, 3/1/37, Pool #889506	116,853
137,306	6.00%, 1/1/38, Pool #889371	158,346
393,499	5.00%, 2/1/38, Pool #310165	431,850
47,780	6.00%, 3/1/38, Pool #889219	54,960
25,725	6.00%, 7/1/38, Pool #889733	29,643
157,010	4.50%, 3/1/39, Pool #AB0051	170,330
707,944	4.50%, 4/1/39, Pool #AB0043	768,045
258,097	5.00%, 6/1/39, Pool #AL7550	282,982
713,325	5.00%, 6/1/39, Pool #AL7521	782,174
921,514	6.00%, 7/1/39, Pool #BF0030	1,035,061
184,876	6.00%, 5/1/40, Pool #AL2129	213,966
43,995	4.00%, 12/1/40, Pool #AE7856	46,389
100,819	4.00%, 12/1/40, Pool #AA4757	106,438
146,686	4.00%, 9/1/41, Pool #AJ0784	154,772
526,921	4.00%, 10/1/41, Pool #AL2512	556,228
16,711	6.00%, 1/1/42, Pool #AL2128	19,233
337,282	3.00%, 9/1/42, Pool #AB6126	338,712
139,369	3.50%, 9/1/42, Pool #AP4100	143,762
496,562	3.00%, 10/1/42, Pool #AB6504	498,667
274,330	3.00%, 10/1/42, Pool #AB6509	275,493
508,436	3.00%, 11/1/42, Pool #AB6976	510,591
174,120	3.00%, 12/1/42, Pool #AB7282	174,858
27,506	3.50%, 12/1/42, Pool #AQ9054	28,304
956,377	3.00%, 1/1/43, Pool #AL3181	960,983
167,102	3.50%, 1/1/43, Pool #AQ9328	172,420
773,273	3.00%, 1/1/43, Pool #AB7586	776,540
303,653	3.00%, 2/1/43, Pool #AB7846	305,121
384,222	2.50%, 2/1/43, Pool #AB8465	372,284
34,438	3.50%, 2/1/43, Pool #AR1797	35,494
41,565	3.50%, 3/1/43, Pool #AR7567	42,828
40,651	3.50%, 3/1/43, Pool #AR6751	41,902
108,677	3.50%, 3/1/43, Pool #AL3409	112,055
205,790	3.50%, 8/1/43, Pool #AL7261	212,356
450,288	3.00%, 9/1/43, Pool #AL5059	452,462
544,696	4.50%, 3/1/44, Pool #AL5082	585,237
546,908	3.00%, 6/1/44, Pool #AL7195	549,551
565,692	5.00%, 11/1/44, Pool #AL7307	620,378
228,353	4.00%, 12/1/44, Pool #AX8459	241,811

Principal Amount		Fair Value

U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$58,600	4.00%, 12/1/44, Pool #AW9502	$61,630
30,556	4.00%, 12/1/44, Pool #AY0045	32,136
3,110,227	3.50%, 2/1/45, Pool #AS4469	3,202,359
431,440	4.00%, 3/1/45, Pool #AL6541	456,892
118,485	3.50%, 3/1/45, Pool #AY5352	122,254
76,692	4.00%, 5/1/45, Pool #AZ1876	81,030
130,067	3.50%, 5/1/45, Pool #AY9074	134,205
133,415	3.00%, 5/1/45, Pool #AS4972	133,650
171,667	4.00%, 5/1/45, Pool #AZ1207	180,544
152,429	3.50%, 5/1/45, Pool #AZ1192	157,278
126,751	3.50%, 5/1/45, Pool #AZ0727	130,785
81,346	4.00%, 5/1/45, Pool #AZ2992	85,553
161,217	3.50%, 5/1/45, Pool #AY9324	166,348
216,402	3.50%, 5/1/45, Pool #AY9287	223,289
1,454,282	3.50%, 6/1/45, Pool #AY5622	1,500,548
461,348	4.00%, 6/1/45, Pool #AY8096	485,206
250,322	4.00%, 6/1/45, Pool #AY8126	263,268
87,034	4.00%, 6/1/45, Pool #AZ2719	91,954
332,753	5.00%, 6/1/45, Pool #AZ3448	363,871
83,830	4.00%, 6/1/45, Pool #AZ3341	88,564
723,062	4.00%, 7/1/45, Pool #AZ0833	763,831
384,783	4.00%, 7/1/45, Pool #AZ1783	404,681
232,336	3.50%, 7/1/45, Pool #AZ3198	239,720
35,887	3.50%, 7/1/45, Pool #AS5312	37,029
935,764	3.50%, 7/1/45, Pool #AZ0814	963,477
50,832	3.00%, 8/1/45, Pool #AZ3728	50,921
298,440	3.00%, 8/1/45, Pool #AS5634	298,955
258,037	3.50%, 8/1/45, Pool #AY8424	265,681
130,272	3.00%, 8/1/45, Pool #AZ8288	130,486
208,239	4.00%, 10/1/45, Pool #AL7413	220,471
1,052,075	4.00%, 10/1/45, Pool #AL7593	1,113,878
100,601	4.00%, 11/1/45, Pool #AZ0560	105,803
141,820	3.50%, 12/1/45, Pool #AL7890	146,333
43,050	4.00%, 12/1/45, Pool #BC0997	45,276
77,067	4.00%, 12/1/45, Pool #AS6350	81,601
139,331	4.00%, 12/1/45, Pool #BA6404	146,537
1,903,738	4.00%, 2/1/46, Pool #BC1578	2,002,189
65,669	4.00%, 4/1/46, Pool #BC3920	69,065
90,773	4.00%, 4/1/46, Pool #BC7809	95,467
24,607	4.00%, 5/1/46, Pool #BC2276	25,879
864,046	4.00%, 6/1/46, Pool #AL9282	908,729
649,129	4.00%, 6/1/46, Pool #BC0960	682,698
165,828	4.00%, 7/1/46, Pool #BC6148	174,403
840,056	3.50%, 7/1/46, Pool #AL9515	865,036
47,659	3.50%, 8/1/46, Pool #BD5247	49,186
167,845	4.50%, 8/1/46, Pool #AL9111	180,187
138,035	4.00%, 8/1/46, Pool #BD1451	145,174
273,858	4.00%, 8/1/46, Pool #AL8881	289,336
2,063,722	3.00%, 8/1/46, Pool #BC1509	2,063,683
298,129	3.50%, 8/1/46, Pool #AL8990	307,679
166,390	3.50%, 8/1/46, Pool #AL8970	171,720
1,781,083	3.00%, 9/1/46, Pool #AS7844	1,781,049
31,321	3.50%, 9/1/46, Pool #BD0711	32,325
149,881	4.00%, 9/1/46, Pool #BD1489	157,632
77,711	3.50%, 9/1/46, Pool #BD7792	80,201

Continued

11

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$1,633,216	3.00%, 9/1/46, Pool #BC2817	$1,633,190
473,828	3.50%, 10/1/46, Pool #BC4760	489,007
394,900	3.50%, 10/1/46, Pool #AL9285	405,838
45,494	4.00%, 10/1/46, Pool #BD7599	47,846
191,421	3.50%, 11/1/46, Pool #BC9014	197,554
1,939,154	3.50%, 12/1/46, Pool #BD8504	2,001,364
944,589	3.50%, 12/1/46, Pool #BC9077	972,718
68,425	3.50%, 12/1/46, Pool #BE5877	70,622
43,547	3.50%, 1/1/47, Pool #BE7834	44,945
1,482,288	3.00%, 1/1/47, Pool #MA2863	1,481,334
830,206	3.50%, 1/1/47, Pool #AL9776	854,873
198,832	3.50%, 2/1/47, Pool #BE5696	204,758
3,560,238	4.00%, 2/1/47, Pool #AL9779	3,769,630
536,047	4.50%, 3/1/47, Pool #BE9261	577,695
434,934	4.50%, 3/1/47, Pool #BE9260	468,476
2,000,000	4.50%, 7/25/47, TBA	2,145,391
200,000	4.00%, 7/25/47, TBA	210,242

		65,745,403

Government National Mortgage Association (4.7%)
15,825	5.00%, 6/15/34, Pool #629493	17,357
13,222	5.00%, 3/15/38, Pool #676766	14,542
5,614	5.00%, 4/15/38, Pool #672672	6,155
25,435	5.00%, 8/15/38, Pool #687818	27,759
174,320	5.00%, 1/15/39, Pool #705997	191,019
322,769	5.00%, 3/15/39, Pool #646746	354,849
2,205	5.00%, 3/15/39, Pool #697946	2,424
367,064	4.00%, 10/15/40, Pool #783143	387,404
848,992	4.50%, 3/20/41, Pool #4978	912,307
303,961	4.50%, 5/20/41, Pool #005055	326,611
613,282	4.00%, 5/20/41, Pool #5054	650,207
301,445	4.50%, 6/15/41, Pool #366975	328,990
198,496	4.50%, 6/20/41, Pool #005082	213,293
695,472	4.00%, 10/20/41, Pool #5203	736,241
740,164	3.50%, 12/20/41, Pool #5258	769,210
81,199	4.00%, 11/20/42, Pool #AB9233	86,408
428,565	3.00%, 12/20/42, Pool #MA0624	434,551
76,351	3.00%, 1/20/43, Pool #MA0698	77,417
4,201,494	3.50%, 1/20/43, Pool #MA0699	4,370,278
933,678	3.50%, 2/20/43, Pool #MA0783	971,187
793,092	3.50%, 4/20/43, Pool #783976	824,953
545,517	4.00%, 4/15/46, Pool #784232	575,324
957,331	3.00%, 4/20/46, Pool #MA3596	967,993
47,105	3.50%, 5/20/46, Pool #AS4272	48,915
33,747	3.50%, 5/20/46, Pool #AR9166	35,079
44,817	3.50%, 5/20/46, Pool #AR9028	46,588
122,899	3.00%, 5/20/46, Pool #MA3662	124,268
172,766	3.50%, 6/20/46, Pool #AT4139	179,579
112,527	3.00%, 6/20/46, Pool #MA3735	113,780
59,639	3.50%, 6/20/46, Pool #AS4285	61,942
37,297	3.50%, 6/20/46, Pool #AT4134	38,766
59,008	3.50%, 6/20/46, Pool #AT4133	61,420
842,964	3.00%, 7/20/46, Pool #MA3802	852,353
387,325	3.00%, 8/20/46, Pool #MA3873	391,638
1,982,632	3.00%, 9/20/46, Pool #MA3936	2,004,712
57,452	3.00%, 10/20/46, Pool #MA4003	58,092

Shares Principal Amount		Fair Value

U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$347,295	3.00%, 11/20/46, Pool #MA4068	$351,163
3,671,391	3.00%, 12/20/46, Pool #MA4126	3,712,280
1,526,245	3.00%, 1/20/47, Pool #MA4195	1,543,243
497,153	3.00%, 2/20/47, Pool #MA4261	502,690
542,928	4.00%, 4/20/47, Pool #784304	577,094
471,135	4.00%, 4/20/47, Pool #784303	505,347
100,000	4.00%, 7/20/47, TBA	105,227
1,400,000	3.50%, 7/20/47, TBA	1,450,094
530,897	Class JA, Series 2015-H21, 2.50%,
	6/20/65, Callable 7/20/21 @ 100	535,191

		26,545,940

Total U.S. Government Agency Mortgages (Cost $128,425,123)		128,084,471

U.S. Treasury Obligations (31.1%):
U.S. Treasury Bonds (2.9%)
3,620,000	2.25%, 8/15/46	3,187,015
13,490,000	3.00%, 2/15/47	13,915,771

		17,102,786

U.S. Treasury Inflation Index Bonds (2.7%)
4,362,000	1.38%, 2/15/44	4,978,330
9,627,000	0.75%, 2/15/45	9,375,093
1,717,000	1.00%, 2/15/46	1,770,337

		16,123,760

U.S. Treasury Inflation Index Notes (2.7%)
3,342,000	0.25%, 1/15/25	3,388,938
7,466,000	0.63%, 1/15/26	7,731,790
4,972,000	0.13%, 7/15/26	4,892,319

		16,013,047

U.S. Treasury Notes (22.8%)
11,200,000	0.75%, 10/31/17	11,187,232
14,000,000	0.75%, 10/31/18	13,891,724
20,537,000	1.75%, 12/31/20	20,595,572
17,547,000	1.25%, 3/31/21	17,256,387
5,324,000	1.38%, 4/30/21	5,255,997
33,191,000	1.88%, 3/31/22	33,210,451
5,498,000	1.75%, 6/30/22	5,462,351
3,417,000	2.13%, 3/31/24	3,419,535
15,445,000	2.00%, 6/30/24	15,308,652
7,699,000	1.50%, 8/15/26	7,202,476
1,840,000	3.00%, 5/15/47	1,898,937

		134,689,314

Total U.S. Treasury Obligations (Cost $186,289,053)		183,928,907

Securities Held as Collateral for Securities on Loan (5.6%):
33,229,775	AZL Pyramis Total Bond Fund Securities Lending Collateral Account(f)	33,229,775

Total Securities Held as Collateral for Securities on Loan (Cost $33,229,775)		33,229,775

Unaffiliated Investment Company (5.4%):
31,949,726	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.75%(g)	31,949,726

Total Unaffiliated Investment Company (Cost $31,949,726)		31,949,726

Continued

12

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value

Warrant(0.0%):
Oil, Gas & Consumable Fuels (0.0%):
3,749	Midstates Petroleum Co., Inc., 4/21/20(d)(e)	$8,435

Total Warrant (Cost $8,435)		8,435

Total Investment Securities (Cost $637,921,582)(h) — 108.1%	$639,876,418
Net other assets (liabilities) — (8.1)%	(48,196,220)

Net Assets — 100.0%	$591,680,198

Percentages indicated are based on net assets as of June 30, 2017.

GO—General Obligation

MTN—Medium Term Note

TBA—To Be Announced Security

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $32,055,732.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at June 30, 2017. The date presented represents the final maturity date.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2017, these securities represent 0.20% of the net assets of the fund.

(d)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2017. The total of all such securities represent 0.00% of the net assets of the fund.

(e)	Defaulted bond.

(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(g)	The rate represents the effective yield at June 30, 2017.

(h)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2017:

Country	Percentage
Australia	0.2%
Belarus	0.2%
Bermuda	0.1%
Brazil	0.4%
Canada	0.9%
Cayman Islands	0.4%
Chile	0.1%
Dominican Republic	0.2%
Finland	— %^
France	0.1%
Germany	0.4%
Guernsey	0.6%
Hong Kong	— %^
Ireland	0.7%
Italy	0.3%
Jersey	0.1%
Luxembourg	0.9%
Marshall Islands	— %^
Mexico	1.9%
Netherlands	1.3%
Switzerland	— %^
United Kingdom	2.5%
United States	88.6%
Virgin Islands, British	0.1%

100.0%

^	Represents less than 0.05%

Continued

13

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Securities Sold Short (-0.3%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Federal National Mortgage Association, TBA	3.00%	7/25/32	$(1,450,000)	$(1,491,348)	$1,488,176	$2,979,524

				$(1,491,348)	$1,488,176	$2,979,524

See accompanying notes to the financial statements.

14

AZL Pyramis® Total Bond Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investment securities, at cost	$637,921,582

Investment securities, at value*	$639,876,418
Cash	1
Interest and dividends receivable	4,295,418
Receivable for investments sold	11,972,125

Total Assets	656,143,962

Liabilities:
Payable for investments purchased	29,257,127
Payable for capital shares redeemed	85,698
Payable for collateral received on loaned securities	33,229,775
Securities sold short (Proceeds received $1,491,348)	1,488,176
Interest payable on securities sold short	4,250
Manager fees payable	244,821
Administration fees payable	16,891
Distribution fees payable	117,275
Custodian fees payable	1,407
Administrative and compliance services fees payable	1,243
Transfer agent fees payable	895
Trustee fees payable	2,492
Other accrued liabilities	13,714

Total Liabilities	64,463,764

Net Assets	$591,680,198

Net Assets Consist of:
Capital	$576,236,290
Accumulated net investment income/(loss)	18,861,219
Accumulated net realized gains/(losses) from investment transactions	(5,375,319)
Net unrealized appreciation/(depreciation) on investments	1,958,008

Net Assets	$591,680,198

Class 1
Net Assets	$24,806,009
Shares of beneficial interest (unlimited number of shares authorized, no par value)	2,467,995
Net Asset Value (offering and redemption price per share)	$10.05

Class 2
Net Assets	$566,874,189
Shares of beneficial interest (unlimited number of shares authorized, no par value)	54,893,137
Net Asset Value (offering and redemption price per share)	$10.33

*	Includes securities on loan of $32,055,732.

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Interest	$7,029,106
Dividends	80,509
Income from securities lending	133,537

Total Investment Income	7,243,152

Expenses:
Manager fees	1,476,283
Administration fees	120,011
Distribution fees — Class 2	706,689
Custodian fees	8,929
Administrative and compliance services fees	4,834
Transfer agent fees	5,625
Trustee fees	15,732
Professional fees	16,574
Shareholder reports	11,861
Other expenses	7,643

Total expenses	2,374,181

Net Investment Income/(Loss)	4,868,971

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	3,104,643
Net realized gains/(losses) on securities held short	(43,124)
Change in net unrealized appreciation/depreciation on investments	8,131,371

Net Realized/Unrealized Gains/(Losses) on Investments	11,192,890

Change in Net Assets Resulting From Operations	$16,061,861

See accompanying notes to the financial statements.

15

AZL Pyramis® Total Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016*
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$4,868,971	$13,992,304
Net realized gains/(losses) on investment transactions	3,061,519	(8,275,746)
Change in unrealized appreciation/depreciation on investments	8,131,371	12,855,018

Change in net assets resulting from operations	16,061,861	18,571,576

Distributions to Shareholders:
From net investment income:
Class 1	—	—
Class 2	—	(13,963,456)
From net realized gains:
Class 1	—	—
Class 2	—	(291,097)

Change in net assets resulting from distributions to shareholders	—	(14,254,553)

Capital Transactions:
Class 1
Proceeds from shares issued	61,261	27,626,424
Value of shares redeemed	(1,951,283)	(1,019,113)

Total Class 1 Shares	(1,890,022)	26,607,311

Class 2
Proceeds from shares issued	5,826,869	247,759,920
Proceeds from dividends reinvested	—	14,254,553
Value of shares redeemed	(22,515,000)	(131,947,402)

Total Class 2 Shares	(16,688,131)	130,067,071

Change in net assets resulting from capital transactions	(18,578,153)	156,674,382

Change in net assets	(2,516,292)	160,991,405
Net Assets:
Beginning of period	594,196,490	433,205,085

End of period	$591,680,198	$594,196,490

Accumulated net investment income/(loss)	$18,861,219	$13,992,248

Share Transactions:
Class 1
Shares issued	6,159	2,762,699
Shares redeemed	(196,876)	(103,987)

Total Class 1 Shares	(190,717)	2,658,712

Class 2
Shares issued	571,485	24,088,225
Dividends reinvested	—	1,390,688
Shares redeemed	(2,202,521)	(12,936,249)

Total Class 2 Shares	(1,631,036)	12,542,664

Change in shares	(1,821,753)	15,201,376

*	Class 1 activity is for the period October 31, 2016 (commencement of operations) to December 31, 2016.

See accompanying notes to the financial statements.

16

AZL Pyramis® Total Bond Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016(a)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	September 4, 2012 to December 31, 2012(a)
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$9.77		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.09		0.24
Net Realized and Unrealized Gains/(Losses) on Investments	0.19		(0.47)

Total from Investment Activities	0.28		(0.23)

Net Asset Value, End of Period	$10.05		$9.77

Total Return(b)	2.87	%(c)	(2.30)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$24,806		$25,981
Net Investment Income/(Loss)(d)	1.91%		3.03%
Expenses Before Reductions(d)(e)	0.55%		0.59%
Expenses Net of Reductions(d)	0.55%		0.59%
Portfolio Turnover Rate	53	%(c)	119	%(f)
Class 2
Net Asset Value, Beginning of Period	$10.05		$9.85		$10.14	$9.78	$10.06	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.09		0.26		0.31	0.18	0.12	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.19		0.29		(0.40)	0.34	(0.34)	0.04

Total from Investment Activities	0.28		0.55		(0.09)	0.52	(0.22)	0.06

Dividends to Shareholders From:
Net Investment Income	—		(0.34)		(0.20)	(0.16)	(0.04)	—
Net Realized Gains	—		(0.01)		—	—	(0.02)	—

Total Dividends	—		(0.35)		(0.20)	(0.16)	(0.06)	—

Net Asset Value, End of Period	$10.33		$10.05		$9.85	$10.14	$9.78	$10.06

Total Return(b)	2.79	%(c)	5.51%		(0.89)%	5.37%	(2.20)%	0.60	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$566,874		$568,216		$433,205	$457,287	$370,623	$357,699
Net Investment Income/(Loss)(d)	1.64%		3.06%		2.93%	2.11%	1.24%	0.78%
Expenses Before Reductions(d)(e)	0.80%		0.83%		0.82%	0.81%	0.81%	0.80%
Expenses Net of Reductions(d)	0.80%		0.83%		0.82%	0.81%	0.81%	0.80%
Portfolio Turnover Rate	53	%(c)	119	%(f)	123%	421%	488%	303	%(c)

(a)	Period from commencement of operations. Class 1 Shares commenced operations on October 31, 2016. Class 2 Shares commenced operations on September 4, 2012.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 119%.

See accompanying notes to the financial statements.

17

AZL Pyramis® Total Bond Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Pyramis® Total Bond Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

18

AZL Pyramis® Total Bond Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $39 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $13,103 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$31,713,696	$—	$—	$—	$31,713,696
Government Securities	1,516,079	—	—	—	1,516,079

Total Securities Lending Transactions	33,229,775	—	—	—	33,229,775

Total Borrowings	$33,229,775	$—	$—	$—	$33,229,775

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$33,229,775

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized

19

AZL Pyramis® Total Bond Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2017, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2017, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with FIAM LLC (“FIAM”), FIAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Pyramis® Total Bond Fund Class 1	0.50%	0.70%
AZL Pyramis® Total Bond Fund Class 2	0.50%	0.95%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2017, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $3,579 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

20

AZL Pyramis® Total Bond Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Asset Backed Securities	$—	$4,393,829	$—		$4,393,829
Collateralized Mortgage Obligations	—	7,946,252	—		7,946,252
Corporate Bonds+	—	163,043,636	—	^	163,043,636
Municipal Bonds	—	13,921,194	—		13,921,194
Securities Held as Collateral for Securities on Loan	—	33,229,775	—		33,229,775
U.S. Government Agency Mortgages	—	128,084,471	—		128,084,471
U.S. Treasury Obligations	—	183,928,907	—		183,928,907
Warrant	—	8,435	—		8,435
Yankee Dollars+	—	73,370,193	—		73,370,193
Unaffiliated Investment Company	31,949,726	—	—		31,949,726

Total Investment Securities	31,949,726	607,926,692	—		639,876,418

Securities Sold Short	1,488,176	—	—		1,488,176

Total Investments	$33,437,902	$607,926,692	$—	^	$641,364,594

^	Represents the interest in securities that were determined to have a value of zero at June 30, 2017.

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Pyramis® Total Bond Fund	$292,755,395	$303,884,189

21

AZL Pyramis® Total Bond Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

For the period ended June 30, 2017, cost of purchases and proceeds from sales of long-term U.S. government securities included above were as follows:

	Purchases	Sales
AZL Pyramis® Total Bond Fund	$247,680,678	$207,494,562

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2017 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/1/20 @ 106.19	5/31/17	$200,450	$190,000	$203,775	0.04%
Nielsen Co. Luxembourg SARLl (The), 5.00%, 2/1/25, Callable 2/1/20 @ 103.75	5/1/17	889,775	880,000	902,000	0.15%
Venator Finance SARL/Venator Materials Corp., 5.75%, 7/15/25, Callable 7/15/20 @ 104.31	6/29/17	60,000	60,000	60,600	0.01%

(a)	Acquisition date represents the initial purchase date of the security.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $638,713,353. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$6,915,332
Unrealized (depreciation)	(5,752,267)

Net unrealized appreciation/(depreciation)	$1,163,065

As of the end of its tax year ended December 31, 2016, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL Pyramis® Total Bond Fund	$5,467,140	$1,873,453	$7,340,593

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Pyramis® Total Bond Fund	$13,963,471	$291,082	$14,254,553

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Pyramis® Total Bond Fund	$13,992,246	$—	$(7,340,593)	$(7,269,606)	$(617,953)

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

22

AZL Pyramis® Total Bond Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2017.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

23

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

24

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® Russell 1000 Growth Index Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 19

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Growth Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Growth Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Russell 1000 Growth Index Fund, Class 1	$1,000.00	$1,136.20	$2.49	0.47%
AZL Russell 1000 Growth Index Fund, Class 2	$1,000.00	$1,134.70	$3.81	0.72%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Russell 1000 Growth Index Fund, Class 1	$1,000.00	$1,022.46	$2.36	0.47%
AZL Russell 1000 Growth Index Fund, Class 2	$1,000.00	$1,021.22	$3.61	0.72%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	36.6%
Consumer Discretionary	18.3
Health Care	13.5
Industrials	12.3
Consumer Staples	7.6
Materials	3.8
Financials	3.2
Real Estate	2.5
Telecommunication Services	0.9
Energy	0.8
Utilities	— ^

Total Common Stocks and Preferred Stocks	99.5
Securities Held as Collateral for Securities on Loan	12.4
Money Market	0.6

Total Investment Securities	112.5
Net other assets (liabilities)	(12.5)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (2.7%):
57,049	Boeing Co. (The)	$11,281,440
9,107	BWX Technologies, Inc.	443,966
10,662	General Dynamics Corp.	2,112,142
2,452	HEICO Corp.^	176,152
4,940	HEICO Corp., Class A	306,527
6,167	Hexcel Corp.^	325,556
3,713	Huntington Ingalls Industries, Inc.	691,212
22,642	Lockheed Martin Corp.	6,285,646
16,175	Northrop Grumman Corp.	4,152,284
10,777	Raytheon Co.	1,740,270
16,245	Rockwell Collins, Inc.^	1,707,025
4,813	TransDigm Group, Inc.^	1,294,071

		30,516,291

Air Freight & Logistics (1.3%):
14,053	C.H. Robinson Worldwide, Inc.^	965,160
12,733	Expeditors International of Washington, Inc.^	719,160
24,831	FedEx Corp.	5,396,521
69,140	United Parcel Service, Inc., Class B	7,646,193
8,116	XPO Logistics, Inc.*	524,537

		15,251,571

Airlines (0.5%):
9,901	Alaska Air Group, Inc.	888,714
19,224	American Airlines Group, Inc.^	967,352
201	Copa Holdings SA, Class A	23,517
56,299	Southwest Airlines Co.	3,498,419

		5,378,002

Auto Components (0.3%):
2,291	BorgWarner, Inc.^	97,047
26,792	Delphi Automotive plc	2,348,319
17,676	Gentex Corp.^	335,314
5,699	Lear Corp.	809,713
3,298	Visteon Corp.*	336,594

		3,926,987

Automobiles (0.5%):
12,821	Harley-Davidson, Inc.^	692,590
13,021	Tesla Motors, Inc.*^	4,708,524
4,938	Thor Industries, Inc.^	516,120

		5,917,234

Banks (0.3%):
5,148	Bank of the Ozarks, Inc.	241,287
884	East West Bancorp, Inc.	51,785
12,587	First Republic Bank^	1,259,958
2,091	Pinnacle Financial Partners, Inc.	131,315
3,175	Signature Bank*	455,708
3,884	SVB Financial Group*	682,768
5,455	Western Alliance Bancorp*	268,386

		3,091,207

Beverages (3.1%):
4,807	Brown-Forman Corp., Class A	236,985
16,829	Brown-Forman Corp., Class B	817,889

Shares		Fair Value
Common Stocks, continued
Beverages, continued
287,945	Coca-Cola Co. (The)	$12,914,333
16,235	Constellation Brands, Inc., Class C	3,145,207
18,314	Dr Pepper Snapple Group, Inc.	1,668,589
41,341	Monster Beverage Corp.*	2,053,821
124,556	PepsiCo, Inc.	14,384,972

		35,221,796

Biotechnology (4.9%):
159,611	AbbVie, Inc.	11,573,394
9,937	Acadia Pharmaceuticals, Inc.*^	277,143
3,801	Agios Pharmaceuticals, Inc.*^	195,561
17,583	Alexion Pharmaceuticals, Inc.*	2,139,324
15,227	Alkermes plc*	882,709
6,547	Alnylam Pharmaceuticals, Inc.*^	522,189
21,240	Amgen, Inc.	3,658,165
19,969	Biogen Idec, Inc.*	5,418,788
17,407	BioMarin Pharmaceutical, Inc.*^	1,580,904
10,808	Bioverativ, Inc.*^	650,317
77,641	Celgene Corp.*	10,083,237
28,771	Exelixis, Inc.*^	708,630
93,223	Gilead Sciences, Inc.	6,598,324
16,852	Incyte Corp.*	2,121,835
1,872	Intercept Pharmaceuticals, Inc.*^	226,643
3,875	Intrexon Corp.*^	93,349
12,314	Ionis Pharmaceuticals, Inc.*^	626,413
8,812	Neurocrine Biosciences, Inc.*^	405,352
3,854	OPKO Health, Inc.*^	25,359
7,845	Regeneron Pharmaceuticals, Inc.*	3,852,993
9,534	Seattle Genetics, Inc.*^	493,289
3,704	Tesaro, Inc.*^	518,041
24,886	Vertex Pharmaceuticals, Inc.*	3,207,059

		55,859,018

Building Products (0.4%):
14,408	A.O. Smith Corp.	811,603
9,524	Allegion plc	772,587
4,284	Armstrong World Industries, Inc.*^	197,064
14,236	Fortune Brands Home & Security, Inc.^	928,757
3,605	Lennox International, Inc.^	662,022
20,577	Masco Corp.	786,247

		4,158,280

Capital Markets (1.8%):
13,712	Ameriprise Financial, Inc.	1,745,400
5,397	BGC Partners, Inc., Class A	68,218
11,059	CBOE Holdings, Inc.	1,010,793
94,364	Charles Schwab Corp. (The)^	4,053,878
11,324	Eaton Vance Corp.	535,852
3,796	FactSet Research Systems, Inc.^	630,819
879	Federated Investors, Inc., Class B^	24,832
27,947	Intercontinental Exchange, Inc.	1,842,266
6,031	Invesco, Ltd.	212,231
10,763	Lazard, Ltd., Class A	498,650
1,984	Legg Mason, Inc.	75,709
8,759	LPL Financial Holdings, Inc.^	371,907

Continued

2

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
3,677	MarketAxess Holdings, Inc.	$739,445
16,634	Moody’s Corp.	2,024,025
1,831	Morningstar, Inc.^	143,441
8,870	MSCI, Inc., Class A	913,521
3,327	Raymond James Financial, Inc.	266,892
25,835	S&P Global, Inc.	3,771,652
13,599	SEI Investments Co.	731,354
1,933	State Street Corp.	173,448
3,783	T. Rowe Price Group, Inc.^	280,736
22,602	TD Ameritrade Holding Corp.^	971,660

		21,086,729

Chemicals (2.8%):
2,075	Albemarle Corp.	218,996
21,124	Axalta Coating Systems, Ltd.*	676,813
8,307	Celanese Corp., Series A	788,667
18,533	Chemours Co. (The)	702,771
86,952	E.I. du Pont de Nemours & Co.	7,017,897
25,733	Ecolab, Inc.	3,416,056
13,383	FMC Corp.	977,628
9,707	Huntsman Corp.	250,829
7,905	International Flavor & Fragrances, Inc.	1,067,175
14,421	Lyondellbasell Industries NV	1,216,988
43,893	Monsanto Co.	5,195,175
702	NewMarket Corp.^	323,257
9,899	Platform Speciality Products Corp.*	125,519
23,897	PPG Industries, Inc.	2,627,714
25,103	Praxair, Inc.	3,327,403
11,977	RPM International, Inc.	653,345
4,028	Scotts Miracle-Gro Co. (The)^	360,345
8,200	Sherwin Williams Co.	2,877,872
6,732	W.R. Grace & Co.	484,771
1,778	Westlake Chemical Corp.	117,721

		32,426,942

Commercial Services & Supplies (0.5%):
8,526	Cintas Corp.	1,074,617
3,613	Clean Harbors, Inc.*^	201,714
19,786	Copart, Inc.*^	628,997
13,660	KAR Auction Services, Inc.	573,310
9,788	Rollins, Inc.^	398,469
36,624	Waste Management, Inc.	2,686,371

		5,563,478

Communications Equipment (0.3%):
5,308	Arista Networks, Inc.*^	795,085
9,720	CommScope Holding Co., Inc.*	369,652
6,444	F5 Networks, Inc.*	818,775
3,142	Harris Corp.	342,729
1,513	Motorola Solutions, Inc.	131,238
8,902	Palo Alto Networks, Inc.*	1,191,176

		3,648,655

Construction & Engineering (0.0%):
4,076	Quanta Services, Inc.*	134,182

Shares		Fair Value
Common Stocks, continued
Construction Materials (0.3%):
4,595	Eagle Materials, Inc., Class A	$424,670
5,689	Martin Marietta Materials, Inc.	1,266,258
12,235	Vulcan Materials Co.	1,549,929

		3,240,857

Consumer Finance (0.0%):
3,010	Capital One Financial Corp.	248,686
1,008	Credit Acceptance Corp.*^	259,197

		507,883

Containers & Packaging (0.6%):
1,629	AptarGroup, Inc.^	141,495
1,040	Ardagh Group SA	23,514
8,331	Avery Dennison Corp.	736,210
19,265	Ball Corp.	813,176
12,944	Berry Global Group, Inc.*	737,937
9,204	Crown Holdings, Inc.*	549,111
21,476	Graphic Packaging Holding Co.^	295,939
37,379	International Paper Co.	2,116,026
12,880	Owens-Illinois, Inc.*	308,090
9,373	Packaging Corp. of America	1,044,058
10,020	Sealed Air Corp.	448,495
7,557	Silgan Holdings, Inc.^	240,161

		7,454,212

Distributors (0.1%):
5,513	Genuine Parts Co.^	511,386
4,637	LKQ Corp.*	152,789
3,967	Pool Corp.^	466,400

		1,130,575

Diversified Consumer Services (0.1%):
4,984	Bright Horizons Family Solutions, Inc.*	384,815
3,128	H&R Block, Inc.	96,686
17,750	Service Corp. International^	593,738
13,332	ServiceMaster Global Holdings, Inc.*	522,481

		1,597,720

Diversified Financial Services (0.0%):
7,612	Leucadia National Corp.	199,130
1,048	Voya Financial, Inc.	38,661

		237,791

Diversified Telecommunication Services (0.8%):
204,634	Verizon Communications, Inc.	9,138,954
18,560	Zayo Group Holdings, Inc.*	573,504

		9,712,458

Electrical Equipment (0.3%):
3,002	Acuity Brands, Inc.^	610,247
3,640	AMETEK, Inc.	220,475
9,242	Emerson Electric Co.^	551,008
3,435	Hubbell, Inc.	388,739
12,866	Rockwell Automation, Inc.	2,083,777
8,526	Sensata Technologies Holding NV*	364,231

		4,218,477

Continued

3

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (0.6%):
29,927	Amphenol Corp., Class A	$2,209,210
15,253	CDW Corp.	953,770
8,318	Cognex Corp.	706,198
2,443	Coherent, Inc.*	549,651
5,236	Corning, Inc.	157,342
7,063	FLIR Systems, Inc.	244,804
3,584	IPG Photonics Corp.*^	520,038
8,322	National Instruments Corp.	334,711
19,806	Trimble Navigation, Ltd.*	706,480
4,147	Universal Display Corp.^	453,060
5,223	Zebra Technologies Corp., Class A*^	525,016

		7,360,280

Energy Equipment & Services (0.2%):
58,739	Halliburton Co.	2,508,742
5,460	RPC, Inc.^	110,347

		2,619,089

Equity Real Estate Investment Trusts (2.5%):
42,327	American Tower Corp.	5,600,710
2,322	Boston Properties, Inc.	285,652
3,353	Coresite Realty Corp.	347,136
36,585	Crown Castle International Corp.	3,665,086
12,512	CubeSmart	300,788
7,561	Cyrusone, Inc.^	421,526
11,218	Digital Realty Trust, Inc.	1,267,073
11,437	Douglas Emmett, Inc.	437,008
7,668	DuPont Fabros Technology, Inc.	468,975
7,781	Equinix, Inc.	3,339,294
8,066	Equity Lifestyle Properties, Inc.^	696,418
10,393	Extra Space Storage, Inc.^	810,654
2,844	Federal Realty Investment Trust	359,453
6,763	Gaming & Leisure Properties, Inc.	254,762
1,534	Hudson Pacific Properties, Inc.	52,447
23,223	Iron Mountain, Inc.^	797,942
7,531	Lamar Advertising Co., Class A^	554,056
1,919	Outfront Media, Inc.	44,367
14,773	Public Storage, Inc.^	3,080,614
12,040	SBA Communications Corp.*	1,624,196
28,153	Simon Property Group, Inc.	4,554,030
780	Tanger Factory Outlet Centers, Inc.^	20,264
2,608	Taubman Centers, Inc.	155,306

		29,137,757

Food & Staples Retailing (1.1%):
43,702	Costco Wholesale Corp.	6,989,260
49,399	Kroger Co. (The)^	1,151,985
49,209	Rite Aid Corp.*	145,167
13,450	Sprouts Farmers Market, Inc.*^	304,912
49,421	Sysco Corp.	2,487,358
17,422	Walgreens Boots Alliance, Inc.	1,364,317
4,919	Whole Foods Market, Inc.	207,139

		12,650,138

Shares		Fair Value
Common Stocks, continued
Food Products (0.7%):
9,224	Blue Buffalo Pet Products, Inc.*^	$210,399
11,798	Campbell Soup Co.^	615,266
41,105	General Mills, Inc.	2,277,218
12,548	Hershey Co. (The)	1,347,279
22,853	Kellogg Co.^	1,587,369
3,523	Lamb Weston Holding, Inc.	155,153
11,344	McCormick & Co.	1,106,153
4,675	Pilgrim’s Pride Corp.*^	102,476
1,786	TreeHouse Foods, Inc.*^	145,898

		7,547,211

Health Care Equipment & Supplies (2.7%):
4,030	ABIOMED, Inc.*	577,499
7,955	Align Technology, Inc.*	1,194,205
4,753	Baxter International, Inc.	287,747
22,380	Becton, Dickinson & Co.^	4,366,562
137,005	Boston Scientific Corp.*	3,797,779
7,267	C.R. Bard, Inc.	2,297,171
3,763	Cooper Cos., Inc. (The)	900,937
8,547	Dexcom, Inc.*^	625,213
20,922	Edwards Lifesciences Corp.*	2,473,817
6,249	Hill-Rom Holdings, Inc.^	497,483
15,914	Hologic, Inc.*	722,177
8,749	IDEXX Laboratories, Inc.*	1,412,264
3,660	Intuitive Surgical, Inc.*	3,423,454
9,966	Medtronic plc	884,483
13,931	ResMed, Inc.^	1,084,807
34,036	Stryker Corp.^	4,723,516
719	Teleflex, Inc.	149,379
9,155	Varian Medical Systems, Inc.*^	944,704
7,304	West Pharmaceutical Services, Inc.	690,374

		31,053,571

Health Care Providers & Services (2.8%):
10,426	Aetna, Inc.	1,582,980
15,816	AmerisourceBergen Corp.^	1,495,086
2,221	Centene Corp.*	177,413
21,747	Cigna Corp.	3,640,230
4,125	Express Scripts Holding Co.*	263,340
2,191	HCA Holdings, Inc.*	191,055
7,860	Henry Schein, Inc.*^	1,438,537
13,596	Humana, Inc.	3,271,470
572	LifePoint Hospitals, Inc.*^	38,410
2,228	McKesson Corp.	366,595
862	Patterson Cos., Inc.^	40,471
1,223	Premier, Inc., Class A*	44,028
96,118	UnitedHealth Group, Inc.	17,822,200
7,834	VCA Antech, Inc.*	723,157
4,114	WellCare Health Plans, Inc.*	738,710

		31,833,682

Health Care Technology (0.3%):
3,966	athenahealth, Inc.*^	557,421
28,796	Cerner Corp.*^	1,914,071

Continued

4

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology, continued
10,717	Veeva Systems, Inc., Class A*	$657,059

		3,128,551

Hotels, Restaurants & Leisure (3.5%):
10,117	Aramark Holdings Corp.	414,595
2,538	Chipotle Mexican Grill, Inc.*^	1,056,062
3,278	Choice Hotels International, Inc.	210,612
12,484	Darden Restaurants, Inc.^	1,129,053
4,792	Domino’s Pizza, Inc.^	1,013,652
9,017	Dunkin’ Brands Group, Inc.^	497,017
9,148	Extended Stay America, Inc.	177,105
5,816	Hilton Grand Vacations*	209,725
16,916	Hilton Worldwide Holdings, Inc.	1,046,255
36,131	Las Vegas Sands Corp.^	2,308,410
31,647	Marriott International, Inc., Class A	3,174,511
81,820	McDonald’s Corp.	12,531,550
3,743	MGM Resorts International	117,118
2,124	Panera Bread Co., Class A*	668,295
6,999	Six Flags Entertainment Corp.	417,210
141,427	Starbucks Corp.	8,246,607
3,958	Vail Resorts, Inc.	802,801
18,284	Wendy’s Co. (The)^	283,585
10,221	Wyndham Worldwide Corp.	1,026,291
7,996	Wynn Resorts, Ltd.	1,072,424
32,046	Yum China Holdings, Inc.*	1,263,574
34,939	Yum! Brands, Inc.	2,577,101

		40,243,553

Household Durables (0.3%):
18,896	D.R. Horton, Inc.	653,235
10,721	Leggett & Platt, Inc.^	563,174
435	Mohawk Industries, Inc.*	105,135
333	NVR, Inc.*	802,733
8,297	PulteGroup, Inc.^	203,525
1,795	Tempur Sealy International, Inc.*^	95,835
6,912	Toll Brothers, Inc.^	273,093
5,111	Tupperware Brands Corp.	358,946
584	Whirlpool Corp.^	111,906

		3,167,582

Household Products (0.8%):
25,076	Church & Dwight Co., Inc.	1,300,943
11,003	Clorox Co. (The)	1,466,040
13,672	Colgate-Palmolive Co.	1,013,505
6,138	Energizer Holdings, Inc.^	294,747
30,199	Kimberly-Clark Corp.	3,898,993
13,013	Procter & Gamble Co. (The)	1,134,083
2,378	Spectrum Brands Holdings, Inc.^	297,345

		9,405,656

Independent Power & Renewable Electricity Producers (0.0%):
5,796	NRG Energy, Inc.	99,807

Industrial Conglomerates (2.1%):
58,116	3M Co., Class C	12,099,170
151,706	General Electric Co.	4,097,579

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
44,659	Honeywell International, Inc.	$5,952,598
9,504	Roper Industries, Inc.^	2,200,461

		24,349,808

Insurance (1.1%):
10,111	Allstate Corp. (The)	894,217
11,217	American International Group, Inc.	701,287
26,085	Aon plc	3,468,001
1,705	Arch Capital Group, Ltd.*	159,060
12,213	Arthur J. Gallagher & Co.	699,194
1,859	Aspen Insurance Holdings, Ltd.	92,671
1,136	Assurant, Inc.	117,792
1,839	Erie Indemnity Co., Class A^	230,004
51,502	Marsh & McLennan Cos., Inc.	4,015,095
57,912	Progressive Corp. (The)	2,553,340
8,374	XL Group, Ltd.	366,781

		13,297,442

Internet & Direct Marketing Retail (4.9%):
39,836	Amazon.com, Inc.*	38,561,248
12,154	Expedia, Inc.^	1,810,338
1,049	Liberty Expedia Holdings, Class A*	56,667
23,578	Liberty Interactive Corp., Class A*	578,604
41,133	Netflix, Inc.*	6,145,682
4,919	Priceline Group, Inc. (The)*^	9,201,088
5,177	TripAdvisor, Inc.*^	197,761
3,820	Wayfair, Inc., Class A*	293,682

		56,845,070

Internet Software & Services (8.3%):
29,841	Alphabet, Inc., Class A*	27,742,581
30,315	Alphabet, Inc., Class C*	27,548,150
3,205	CoStar Group, Inc.*^	844,838
234,026	Facebook, Inc., Class A*	35,333,246
7,737	GoDaddy, Inc., Class A*^	328,204
6,965	IAC/InterActiveCorp*	719,067
3,233	LogMeIn, Inc.	337,849
3,622	Match Group, Inc.*^	62,950
22,257	Pandora Media, Inc.*^	198,532
4,298	Twitter, Inc.*^	76,805
8,845	VeriSign, Inc.*^	822,231
3,665	Zillow Group, Inc., Class A*^	178,999
7,244	Zillow Group, Inc., Class C*	355,028

		94,548,480

IT Services (7.1%):
62,110	Accenture plc, Class C	7,681,765
4,864	Alliance Data Systems Corp.	1,248,540
44,816	Automatic Data Processing, Inc.^	4,591,847
3,091	Black Knight Financial Services, Inc., Class A*^	126,576
13,631	Booz Allen Hamilton Holding Corp.	443,553
11,698	Broadridge Financial Solutions, Inc.	883,901
58,572	Cognizant Technology Solutions Corp., Class A	3,889,181
4,814	CoreLogic, Inc.*^	208,831
16,052	CSRA, Inc.	509,651

Continued

5

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
733	DST Systems, Inc.	$45,226
28,337	Dxc Technology Co.	2,174,015
5,123	Euronet Worldwide, Inc.*	447,597
18,724	Fidelity National Information Services, Inc.	1,599,030
36,605	First Data Corp., Class A*	666,211
21,330	Fiserv, Inc.*	2,609,512
9,189	FleetCor Technologies, Inc.*	1,325,146
8,747	Gartner, Inc.*	1,080,342
13,966	Genpact, Ltd.^	388,674
15,211	Global Payments, Inc.	1,373,858
59,152	International Business Machines Corp.	9,099,351
7,734	Jack Henry & Associates, Inc.^	803,331
94,430	MasterCard, Inc., Class A	11,468,523
32,088	Paychex, Inc.	1,827,091
113,461	PayPal Holdings, Inc.*	6,089,452
16,289	Sabre Corp.^	354,612
22,183	Square, Inc., Class A*^	520,413
18,128	Total System Services, Inc.	1,055,956
16,032	Vantive, Inc., Class A*	1,015,467
185,230	Visa, Inc., Class A^	17,370,868
47,275	Western Union Co.^	900,589
3,166	WEX, Inc.*^	330,119

		82,129,228

Leisure Products (0.2%):
7,188	Brunswick Corp.	450,903
8,617	Hasbro, Inc.	960,882
6,579	Mattel, Inc.^	141,646
5,945	Polaris Industries, Inc.^	548,307

		2,101,738

Life Sciences Tools & Services (0.9%):
7,911	Agilent Technologies, Inc.	469,201
3,766	Bio-Techne Corp.^	442,505
3,942	Bruker Corp.	113,687
4,797	Charles River Laboratories International, Inc.*	485,217
14,585	Illumina, Inc.*	2,530,789
2,521	Mettler-Toledo International, Inc.*	1,483,709
3,332	Patheon NV*	116,220
2,022	PerkinElmer, Inc.	137,779
7,434	Qiagen NV*	249,262
8,314	Quintiles Transnational Holdings, Inc.*	744,103
17,626	Thermo Fisher Scientific, Inc.	3,075,209
7,630	Waters Corp.*	1,402,699

		11,250,380

Machinery (2.3%):
13,119	Allison Transmission Holdings, Inc.^	492,094
51,554	Caterpillar, Inc.	5,539,992
5,121	Cummins, Inc.	830,729
31,874	Deere & Co.	3,939,308
12,168	Donaldson Co., Inc.^	554,131
1,756	Dover Corp.	140,866
27,772	Fortive Corp.	1,759,356

Shares		Fair Value
Common Stocks, continued
Machinery, continued
3,900	Gardner Denver Holdings, Inc.*	$84,279
5,513	Graco, Inc.^	602,461
7,126	IDEX Corp.	805,309
30,519	Illinois Tool Works, Inc.^	4,371,846
12,892	Ingersoll-Rand plc	1,178,200
5,876	Lincoln Electric Holdings, Inc.^	541,121
5,652	Middleby Corp. (The)*^	686,775
5,761	Nordson Corp.	698,925
11,438	Parker Hannifin Corp.	1,828,021
822	Snap-On, Inc.^	129,876
1,529	Stanley Black & Decker, Inc.	215,176
10,603	Toro Co.	734,682
5,006	WABCO Holdings, Inc.*^	638,315
2,860	Wabtec Corp.^	261,690
12,493	Welbilt, Inc.*^	235,493
9,575	Xylem, Inc.	530,742

		26,799,387

Media (3.6%):
5,260	AMC Networks, Inc., Class A*^	280,937
478	Cable One, Inc.^	339,810
35,625	CBS Corp., Class B^	2,272,163
13,378	Charter Communications, Inc., Class A*	4,506,379
436,709	Comcast Corp., Class A	16,996,713
17,020	DISH Network Corp., Class A*	1,068,175
33,553	Interpublic Group of Cos., Inc. (The)^	825,404
3,124	Lions Gate Entertainment Corp., Class A*^	88,159
6,748	Lions Gate Entertainment Corp., Class B*	177,338
13,343	Live Nation, Inc.*^	465,004
197	Madison Square Garden Co. (The), Class A*	38,789
23,091	Omnicom Group, Inc.^	1,914,244
2,903	Regal Entertainment Group, Class A^	59,395
4,770	Scripps Networks Interactive, Class C^	325,839
141,022	Sirius XM Holdings, Inc.^	771,390
7,846	Twenty-First Century Fox, Inc.	222,356
11	Twenty-First Century Fox, Inc., Class B	307
107,203	Walt Disney Co. (The)	11,390,319

		41,742,721

Metals & Mining (0.1%):
27,835	Freeport-McMoRan Copper & Gold, Inc.*	334,299
2,402	Royal Gold, Inc.^	187,764
7,195	Southern Copper Corp.^	249,163
3,136	Steel Dynamics, Inc.	112,300

		883,526

Multiline Retail (0.2%):
10,570	Dollar General Corp.^	761,991
21,779	Dollar Tree, Inc.*	1,522,788
11,671	Nordstrom, Inc.^	558,224

		2,843,003

Oil, Gas & Consumable Fuels (0.6%):
11,724	Antero Resources Corp.*^	253,356
2,415	Apache Corp.^	115,751

Continued

6

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
32,890	Cabot Oil & Gas Corp.	$824,881
13,675	Cheniere Energy, Inc.*	666,109
5,035	Chesapeake Energy Corp.*^	25,024
8,879	Cimarex Energy Co.	834,715
3,990	Continental Resources, Inc.*^	128,997
4,232	Devon Energy Corp.	135,297
2,392	Diamondback Energy, Inc.*	212,434
5,831	EOG Resources, Inc.	527,822
1,818	Gulfport Energy Corp.*	26,816
16,549	Laredo Petroleum Holdings, Inc.*	174,095
20,133	Newfield Exploration Co.*^	572,985
21,376	ONEOK, Inc.^	1,114,971
15,649	Parsley Energy, Inc., Class A*	434,260
6,892	RSP Permian, Inc.*	222,405
12,546	Williams Cos., Inc. (The)	379,893

		6,649,811

Personal Products (0.2%):
21,845	Estee Lauder Co., Inc. (The), Class A^	2,096,683
6,873	Herbalife, Ltd.*^	490,251
1,299	Nu Skin Enterprises, Inc., Class A^	81,629

		2,668,563

Pharmaceuticals (1.9%):
8,687	Akorn, Inc.*	291,362
81,273	Bristol-Myers Squibb Co.	4,528,532
97,884	Eli Lilly & Co.	8,055,853
41,394	Johnson & Johnson Co.	5,476,012
15,041	Merck & Co., Inc.	963,978
49,232	Zoetis, Inc.	3,071,092

		22,386,829

Professional Services (0.6%):
1,520	Dun & Bradstreet Corp.^	164,388
11,914	Equifax, Inc.	1,637,223
22,299	IHS Markit, Ltd.*	982,047
12,066	Robert Half International, Inc.^	578,323
12,759	TransUnion*	552,592
15,135	Verisk Analytics, Inc.*^	1,276,940

		5,191,513

Real Estate Management & Development (0.0%):
13,138	CBRE Group, Inc., Class A*	478,223

Road & Rail (1.2%):
79,208	CSX Corp.	4,321,588
8,512	J.B. Hunt Transport Services, Inc.	777,827
4,074	Landstar System, Inc.	348,734
3,794	Old Dominion Freight Line, Inc.	361,341
73,422	Union Pacific Corp.	7,996,390

		13,805,880

Semiconductors & Semiconductor Equipment (4.4%):
82,458	Advanced Micro Devices, Inc.*^	1,029,076
36,182	Analog Devices, Inc.	2,814,960
108,204	Applied Materials, Inc.	4,469,907
39,998	Broadcom, Ltd.	9,321,534

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
6,547	Cavium, Inc.*	$406,765
2,616	Cypress Semiconductor Corp.^	35,708
15,723	KLA-Tencor Corp.	1,438,812
16,174	Lam Research Corp.	2,287,489
28,151	Maxim Integrated Products, Inc.	1,263,980
21,248	Microchip Technology, Inc.^	1,639,921
79,289	Micron Technology, Inc.*	2,367,570
9,267	Microsemi Corp.*	433,696
57,002	NVIDIA Corp.	8,240,208
18,920	NXP Semiconductors NV*	2,070,794
39,123	ON Semiconductor Corp.*^	549,287
6,593	Qorvo, Inc.*^	417,469
18,461	Skyworks Solutions, Inc.^	1,771,333
18,460	Teradyne, Inc.	554,354
100,039	Texas Instruments, Inc.	7,695,999
1,178	Versum Materials, Inc.	38,285
23,537	Xilinx, Inc.^	1,513,900

		50,361,047

Software (8.5%):
74,116	Activision Blizzard, Inc.	4,266,858
49,508	Adobe Systems, Inc.*	7,002,412
8,513	ANSYS, Inc.*	1,035,862
7,284	Atlassian Corp. plc, Class A*^	256,251
17,008	Autodesk, Inc.*	1,714,747
27,720	Cadence Design Systems, Inc.*	928,343
13,554	CDK Global, Inc.	841,161
15,169	Citrix Systems, Inc.*	1,207,149
20,480	Dell Technologies, Inc., Class V*	1,251,533
30,044	Electronic Arts, Inc.*	3,176,252
14,857	Fortinet, Inc.*	556,246
3,004	Guidewire Software, Inc.*^	206,405
24,356	Intuit, Inc.	3,234,720
6,922	Manhattan Associates, Inc.*^	332,671
752,012	Microsoft Corp.	51,836,187
23,427	Oracle Corp.	1,174,630
11,436	PTC, Inc.*	630,352
17,717	Red Hat, Inc.*	1,696,403
67,736	Salesforce.com, Inc.*	5,865,938
16,745	ServiceNow, Inc.*	1,774,970
13,744	Splunk, Inc.*^	781,896
15,801	SS&C Technologies Holdings, Inc.	606,916
61,708	Symantec Corp.	1,743,251
1,261	Synopsys, Inc.*	91,965
5,960	Tableau Software, Inc., Class A*^	365,169
9,928	Take-Two Interactive Software, Inc.*	728,517
3,451	Tyler Technologies, Inc.*^	606,237
2,837	Ultimate Software Group, Inc. (The)*^	595,940
7,144	VMware, Inc., Class A*^	624,600
13,050	Workday, Inc., Class A*^	1,265,850

		96,399,431

Specialty Retail (3.5%):
1,923	Advance Auto Parts, Inc.	224,203

Continued

7

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
2,429	AutoZone, Inc.*^	$1,385,647
3,892	Burlington Stores, Inc.*^	358,025
18,565	CarMax, Inc.*^	1,170,709
6,546	Dick’s Sporting Goods, Inc.^	260,727
991	Floor & Decor Holdings, Inc., Class A*	38,907
965	Foot Locker, Inc.	47,555
1,344	Gap, Inc. (The)^	29,555
120,470	Home Depot, Inc. (The)	18,480,098
3,645	L Brands, Inc.^	196,429
86,093	Lowe’s Cos., Inc.	6,674,790
8,735	Michaels Cos., Inc. (The)*^	161,772
8,950	O’Reilly Automotive, Inc.*^	1,957,723
38,378	Ross Stores, Inc.	2,215,562
4,780	Sally Beauty Holdings, Inc.*^	96,795
64,544	TJX Cos., Inc. (The)	4,658,140
12,818	Tractor Supply Co.^	694,864
5,916	Ulta Salon, Cosmetics & Fragrance, Inc.*	1,699,903
1,727	Williams-Sonoma, Inc.^	83,760

		40,435,164

Technology Hardware, Storage & Peripherals (6.8%):
523,162	Apple, Inc.	75,345,791
12,147	NCR Corp.*	496,083
23,212	NetApp, Inc.	929,641
4,188	Western Digital Corp.	371,057

		77,142,572

Textiles, Apparel & Luxury Goods (1.1%):
4,917	Carter’s, Inc.^	437,367
4,964	Coach, Inc.	234,996
36,102	Hanesbrands, Inc.^	836,122
12,198	Kate Spade & Co.*^	225,541
9,554	Lululemon Athletica, Inc.*	570,087
1,246	Michael Kors Holdings, Ltd.*	45,168
132,443	Nike, Inc., Class C	7,814,138
5,743	Skechers U.S.A., Inc., Class A*	169,419
13,583	Under Armour, Inc., Class A*^	295,566
13,390	Under Armour, Inc., Class C*^	269,942
24,669	VF Corp.^	1,420,934

		12,319,280

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Tobacco (1.7%):
193,693	Altria Group, Inc.	$14,424,318
14,040	Philip Morris International, Inc.	1,648,998
50,905	Reynolds American, Inc.	3,310,861

		19,384,177

Trading Companies & Distributors (0.4%):
729	Air Lease Corp.^	27,235
28,890	Fastenal Co.^	1,257,583
20,133	HD Supply Holdings, Inc.*	616,674
1,806	MSC Industrial Direct Co., Inc., Class A	155,244
8,456	United Rentals, Inc.*^	953,076
10,237	Univar, Inc.*	298,920
4,963	W.W. Grainger, Inc.^	895,970
2,987	Watsco, Inc.^	460,595

		4,665,297

Wireless Telecommunication Services (0.1%):
18,179	T-Mobile US, Inc.*^	1,102,011

Total Common Stocks (Cost $940,361,940)		1,138,307,803

Preferred Stock (0.6%):
Software (0.6%):
841,419	Palantir Technologies, Inc., Series I*(a)(b)	6,739,766

Total Preferred Stock (Cost $5,157,898)		6,739,766

Securities Held as Collateral for Securities on Loan (12.4%):
$143,199,968	AZL Russell 1000 Growth Index Fund Securities Lending Collateral Account(c)	143,199,968

Total Securities Held as Collateral for Securities on Loan (Cost $143,199,968)		143,199,968

Unaffiliated Investment Company (0.6%):
6,552,878	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.75%(d)	6,552,878

Total Unaffiliated Investment Company (Cost $6,552,878)		6,552,878

Total Investment Securities (Cost $1,095,272,684)(e) — 112.5%		1,294,800,415
Net other assets (liabilities) — (12.5)%		(143,389,198)

Net Assets — 100.0%		$1,151,411,217

Percentages indicated are based on net assets as of June 30, 2017.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $140,566,240.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2017, these securities represent 0.59% of the net assets of the fund.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2017. The total of all such securities represent 0.59% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(d)	The rate represents the effective yield at June 30, 2017.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

8

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Futures Contracts

Cash of $259,200 has been segregated to cover margin requirements for the following open contracts as of June 30, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini September Futures	Long	9/15/17	28	$3,165,540	$(113,653)
S&P 500 Index E-Mini September Futures	Long	9/15/17	35	4,236,575	(15,272)

Total					$(128,925)

See accompanying notes to the financial statements.

9

AZL Russell 1000 Growth Index Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investment securities, at cost	$1,095,272,684

Investment securities, at value*	$1,294,800,415
Cash	2
Segregated cash for collateral	259,200
Interest and dividends receivable	773,972
Receivable for investments sold	37,331
Receivable for variation margin on futures contracts	1,575

Total Assets	1,295,872,495

Liabilities:
Payable for capital shares redeemed	296,750
Payable for collateral received on loaned securities	143,199,968
Payable for variation margin on futures contracts	140
Manager fees payable	375,342
Administration fees payable	25,206
Distribution fees payable	229,586
Custodian fees payable	6,772
Administrative and compliance services fees payable	5,280
Transfer agent fees payable	2,163
Trustee fees payable	10,646
Other accrued liabilities	309,425

Total Liabilities	144,461,278

Net Assets	$1,151,411,217

Net Assets Consist of:
Capital	$817,926,501
Accumulated net investment income/(loss)	7,613,853
Accumulated net realized gains/(losses) from investment transactions	126,472,057
Net unrealized appreciation/(depreciation) on investments	199,398,806

Net Assets	$1,151,411,217

Class 1
Net Assets	$52,732,785
Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,516,085
Net Asset Value (offering and redemption price per share)	$11.68

Class 2
Net Assets	$1,098,678,432
Shares of beneficial interest (unlimited number of shares authorized, no par value)	74,550,336
Net Asset Value (offering and redemption price per share)	$14.74

*	Includes securities on loan of $140,566,240.

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$8,775,491
Interest	469
Income from securities lending	281,955

Total Investment Income	9,057,915

Expenses:
Manager fees	2,521,132
Administration fees	147,467
Distribution fees — Class 2	1,367,806
Custodian fees	23,824
Administrative and compliance services fees	11,765
Transfer agent fees	7,721
Trustee fees	38,160
Professional fees	42,557
Shareholder reports	23,581
Other expenses	170,801

Total expenses before reductions	4,354,814
Less expenses voluntarily waived/reimbursed by the Manager	(286,500)

Net expenses	4,068,314

Net Investment Income/(Loss)	4,989,601

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	28,249,120
Net realized gains/(losses) on futures contracts	2,597,538
Change in net unrealized appreciation/depreciation on investments	109,864,400

Net Realized/Unrealized Gains/(Losses) on Investments	140,711,058

Change in Net Assets Resulting From Operations	$145,700,659

See accompanying notes to the financial statements.

10

AZL Russell 1000 Growth Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016*
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$4,989,601	$2,997,334
Net realized gains/(losses) on investment transactions	30,846,658	97,792,406
Change in unrealized appreciation/depreciation on investments	109,864,400	(70,716,720)

Change in net assets resulting from operations	145,700,659	30,073,020

Distributions to Shareholders:
From net investment income:
Class 1	—	—
Class 2	—	(985,572)
From net realized gains:
Class 1	—	—
Class 2	—	(19,179,274)

Change in net assets resulting from distributions to shareholders	—	(20,164,846)

Capital Transactions:
Class 1
Proceeds from shares issued	130,248	49,657,962
Value of shares redeemed	(3,287,110)	(1,702,381)

Total Class 1 Shares	(3,156,862)	47,955,581

Class 2
Proceeds from shares issued	5,482,609	412,589,929
Proceeds from shares issued in merger	—	579,445,361
Proceeds from dividends reinvested	—	20,164,846
Value of shares redeemed	(111,234,045)	(56,974,870)

Total Class 2 Shares	(105,751,436)	955,225,266

Change in net assets resulting from capital transactions	(108,908,298)	1,003,180,847

Change in net assets	36,792,361	1,013,089,021
Net Assets:
Beginning of period	1,114,618,856	101,529,835

End of period	$1,151,411,217	$1,114,618,856

Accumulated net investment income/(loss)	$7,613,853	$2,624,252

Share Transactions:
Class 1
Shares issued	11,293	4,965,790
Shares redeemed	(292,437)	(168,561)

Total Class 1 Shares	(281,144)	4,797,229

Class 2
Shares issued	388,953	32,588,598
Shares issued in merger	—	45,518,096
Dividends reinvested	—	1,601,656
Shares redeemed	(7,875,975)	(4,298,679)

Total Class 2 Shares	(7,487,022)	75,409,671

Change in shares	(7,768,166)	80,206,900

*	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

See accompanying notes to the financial statements.

11

AZL Russell 1000 Growth Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016*		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$10.28		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.07		0.03
Net Realized and Unrealized Gains/(Losses) on Investments	1.33		0.25

Total from Investment Activities	1.40		0.28

Net Asset Value, End of Period	$11.68		$10.28

Total Return(a)	13.62	%(b)	2.80%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$52,733		$49,297
Net Investment Income/(Loss)(c)	1.11%		1.26%
Expenses Before Reductions(c)(d)	0.52%		0.50%
Expenses Net of Reductions(c)	0.47%		0.45%
Portfolio Turnover Rate(f)	12	%(b)	158	%(e)
Class 2
Net Asset Value, Beginning of Period	$12.99		$15.32		$17.11	$16.55	$12.63	$11.10

Investment Activities:
Net Investment Income/(Loss)	0.07		0.04		0.19	0.17	0.18	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	1.68		0.84		0.54	1.80	3.90	1.48

Total from Investment Activities	1.75		0.88		0.73	1.97	4.08	1.60

Dividends to Shareholders From:
Net Investment Income	—		(0.16)		(0.19)	(0.17)	(0.16)	(0.07)
Net Realized Gains	—		(3.05)		(2.33)	(1.24)	—	—

Total Dividends	—		(3.21)		(2.52)	(1.41)	(0.16)	(0.07)

Net Asset Value, End of Period	$14.74		$12.99		$15.32	$17.11	$16.55	$12.63

Total Return(a)	13.47	%(b)	6.43%		4.86%	12.21%	32.48%	14.40%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,098,678		$1,065,322		$101,530	$130,259	$144,335	$145,865
Net Investment Income/(Loss)(c)	0.86%		0.99%		0.86%	0.83%	0.89%	1.09%
Expenses Before Reductions(c)(d)	0.77%		0.77%		0.78%	0.78%	0.78%	0.80%
Expenses Net of Reductions(c)	0.72%		0.72%		0.78%	0.78%	0.78%	0.80%
Portfolio Turnover Rate(f)	12	%(b)	158	%(e)	14%	13%	13%	16%

*	Period from commencement of operations. Class 1 Shares commenced operations on October 17, 2016.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 158%.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

12

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Growth Index Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).

13

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $154 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $27,654 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

Overnight and Continuous		Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions
Common Stocks	$143,199,968	$—	$—	$—	$143,199,968

Total Securities Lending Transactions	143,199,968	—	—	—	143,199,968

Total Borrowings	$143,199,968	$—	$—	$—	$143,199,968

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$143,199,968

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2017, the Fund engaged in such affiliated transactions at the current market price.

The Fund is permitted to purchase and sell securities (“crosstrade”) from and to other Allianz Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each crosstrade is executed at the current market price in compliance with provisions of the Rule. For the period ended June 30, 2017, the Fund participated in following cross-trade transactions:

	Purchases	Sales	Realilzed (Gain/Loss)
AZL Russell 1000 Growth Index Fund	$—	$296,613	$43,779

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2017, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $7.4 million as of June 30, 2017. The monthly average notional amount for these contracts was $16.6 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

14

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation on futures contracts	$128,925

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$2,597,538	$(197,810)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Russell 1000 Growth Index Fund Class 1	0.44%	0.59%
AZL Russell 1000 Growth Index Fund Class 2	0.44%	0.84%

*	The Manager voluntarily reduced the management fee to 0.39% on all assets. After April 30, 2018 the manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

15

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $6,888 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$1,138,307,803	$—	$—	$1,138,307,803
Preferred Stock	—	—	6,739,766	6,739,766
Securities Held as Collateral for Securities on Loan	—	143,199,968	—	143,199,968
Unaffiliated Investment Company	6,552,878	—	—	6,552,878

Total Investment Securities	1,144,860,681	143,199,968	6,739,766	1,294,800,415

Other Financial Instruments:*
Futures Contracts	(128,925)	—	—	(128,925)

Total Investments	$1,144,731,756	$143,199,968	$6,739,766	$1,294,671,490

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

16

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Russell 1000 Growth Index Fund	$130,808,266	$217,489,307

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2017 are identified below.

AZL Russell 1000 Growth Index Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Palantir Technologies, Inc., Series I	2/7/14	$5,157,899	$841,419	$6,739,766	0.59%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $1,099,652,450. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$207,590,229
Unrealized (depreciation)	(12,442,264)

Net unrealized appreciation/(depreciation)	$195,147,965

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Russell 1000 Growth Index Fund	$985,572	$19,179,274	$20,164,846

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Russell 1000 Growth Index Fund	$13,766,981	$89,986,804	$—	$84,030,272	$187,784,057

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

17

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2017.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

10. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

18

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® Russell 1000 Value Index Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 11

Statement of Operations Page 11

Statements of Changes in Net Assets Page 12

Financial Highlights Page 13

Notes to the Financial Statements Page 14

Other Information Page 20

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Value Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Value Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Russell 1000 Value Index Fund, Class 1	$1,000.00	$1,045.40	$2.43	0.48%
AZL Russell 1000 Value Index Fund, Class 2	$1,000.00	$1,043.30	$3.70	0.73%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Russell 1000 Value Index Fund, Class 1	$1,000.00	$1,022.44	$2.41	0.48%
AZL Russell 1000 Value Index Fund, Class 2	$1,000.00	$1,021.20	$3.66	0.73%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	24.9%
Health Care	13.9
Energy	10.3
Consumer Staples	9.0
Industrials	8.5
Information Technology	7.9
Consumer Discretionary	6.7
Utilities	6.0
Real Estate	4.9
Telecommunication Services	3.0
Materials	2.6

Total Common Stocks	97.7
Securities Held as Collateral for Securities on Loan	10.7
Money Market	2.2

Total Investment Securities	110.6
Net other assets (liabilities)	(10.6)

Net Assets	100.0%

1

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value

Common Stocks (97.7%):
Aerospace & Defense (1.7%):
37,441	Arconic, Inc.	$848,039
14,645	General Dynamics Corp.	2,901,174
2,533	Hexcel Corp.	133,717
704	Huntington Ingalls Industries, Inc.	131,057
7,448	L3 Technologies, Inc.	1,244,412
2,271	Lockheed Martin Corp.	630,452
5,596	Orbital ATK, Inc.	550,423
17,544	Raytheon Co.	2,833,005
11,315	Spirit AeroSystems Holdings, Inc., Class A^	655,591
3,064	Teledyne Technologies, Inc.*	391,120
25,247	Textron, Inc.	1,189,134
71,485	United Technologies Corp.	8,729,032

		20,237,156

Air Freight & Logistics (0.0%):
5,182	Expeditors International of Washington, Inc.^	292,679
2,650	XPO Logistics, Inc.*	171,270

		463,949

Airlines (0.7%):
2,017	Alaska Air Group, Inc.	181,046
24,270	American Airlines Group, Inc.^	1,221,266
3,067	Copa Holdings SA, Class A	358,839
64,239	Delta Air Lines, Inc.	3,452,204
30,883	JetBlue Airways Corp.*^	705,059
6,616	Spirit Airlines, Inc.*	341,716
26,855	United Continental Holdings, Inc.*	2,020,839

		8,280,969

Auto Components (0.2%):
8,821	Adient plc	576,717
18,425	BorgWarner, Inc.^	780,483
10,868	Gentex Corp.	206,166
24,355	Goodyear Tire & Rubber Co.^	851,451
1,185	Lear Corp.	168,365

		2,583,182

Automobiles (0.8%):
374,635	Ford Motor Co.	4,192,166
131,322	General Motors Co.	4,587,077
4,366	Harley-Davidson, Inc.^	235,851

		9,015,094

Banks (11.8%):
14,406	Associated Banc-Corp.^	363,031
952,921	Bank of America Corp.	23,117,863
4,586	Bank of Hawaii Corp.^	380,500
5,435	Bank of the Ozarks, Inc.	254,738
9,334	BankUnited, Inc.	314,649
77,777	BB&T Corp.	3,531,854
2,498	BOK Financial Corp.^	210,157
19,429	CIT Group, Inc.^	946,192
263,501	Citigroup, Inc.	17,622,947
47,277	Citizens Financial Group, Inc.	1,686,843
16,907	Comerica, Inc.	1,238,269
8,842	Commerce Bancshares, Inc.^	502,491
5,372	Cullen/Frost Bankers, Inc.^	504,485
13,251	East West Bancorp, Inc.	776,244

Shares		Fair Value

Common Stocks, continued
Banks, continued
26,641	F.N.B. Corp.	$377,237
72,315	Fifth Third Bancorp	1,877,297
3,531	First Hawaiian, Inc.	108,119
23,770	First Horizon National Corp.^	414,073
3,113	First Republic Bank	311,611
105,187	Huntington Bancshares, Inc.	1,422,128
338,334	JPMorgan Chase & Co.	30,923,729
105,362	KeyCorp	1,974,484
13,882	M&T Bank Corp.	2,248,190
12,158	PacWest Bancorp	567,779
32,421	People’s United Financial, Inc.^	572,555
3,973	Pinnacle Financial Partners, Inc.	249,504
46,312	PNC Financial Services Group, Inc.	5,782,979
9,902	Popular, Inc.	413,012
5,253	Prosperity Bancshares, Inc.^	337,453
116,277	Regions Financial Corp.	1,702,295
2,092	Signature Bank*	300,265
46,351	SunTrust Banks, Inc.	2,629,029
1,309	SVB Financial Group*	230,109
12,119	Synovus Financial Corp.	536,145
17,001	TCF Financial Corp.	270,996
151,635	U.S. Bancorp	7,872,889
7,663	Webster Financial Corp.	400,162
430,003	Wells Fargo & Co.	23,826,467
4,401	Western Alliance Bancorp*	216,529
19,351	Zions Bancorp^	849,702

		137,865,001

Beverages (0.7%):
370	Brown-Forman Corp., Class A^	18,241
1,226	Brown-Forman Corp., Class B	59,584
93,033	Coca-Cola Co. (The)	4,172,530
16,527	Molson Coors Brewing Co., Class B	1,426,941
17,822	PepsiCo, Inc.	2,058,263

		7,735,559

Biotechnology (1.1%):
430	Agios Pharmaceuticals, Inc.*	22,124
4,030	Alexion Pharmaceuticals, Inc.*	490,330
1,128	Alnylam Pharmaceuticals, Inc.*^	89,969
49,980	Amgen, Inc.	8,608,056
1,215	Biogen Idec, Inc.*	329,702
35,400	Gilead Sciences, Inc.	2,505,612
1,324	Intrexon Corp.*	31,895
5,987	Juno Therapeutics, Inc.*^	178,951
26,948	OPKO Health, Inc.*^	177,318
4,242	United Therapeutics Corp.*^	550,315

		12,984,272

Building Products (0.5%):
841	Fortune Brands Home & Security, Inc.	54,867
88,960	Johnson Controls International plc^	3,857,305
322	Lennox International, Inc.^	59,132
10,750	Masco Corp.	410,758
10,716	Owens Corning, Inc.	717,115
8,664	USG Corp.*^	251,429

		5,350,606

Continued

2

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Capital Markets (3.8%):
5,293	Affiliated Managers Group, Inc.^	$877,897
1,599	Ameriprise Financial, Inc.	203,537
96,593	Bank of New York Mellon Corp. (The)	4,928,175
13,616	BGC Partners, Inc., Class A	172,106
11,917	BlackRock, Inc., Class A+	5,033,860
23,309	Charles Schwab Corp. (The)	1,001,355
32,426	CME Group, Inc.	4,061,032
26,459	E*TRADE Financial Corp.*	1,006,236
32,434	Franklin Resources, Inc.	1,452,719
35,113	Goldman Sachs Group, Inc. (The)	7,791,574
6,055	Interactive Brokers Group, Inc., Class A^	226,578
29,386	Intercontinental Exchange, Inc.	1,937,125
33,015	Invesco, Ltd.	1,161,798
1,618	Lazard, Ltd., Class A	74,962
6,692	Legg Mason, Inc.^	255,367
126,279	Morgan Stanley	5,626,991
110	Morningstar, Inc.	8,617
10,924	NASDAQ OMX Group, Inc. (The)	780,957
20,023	Northern Trust Corp.	1,946,436
9,278	Raymond James Financial, Inc.	744,281
34,079	State Street Corp.	3,057,909
18,713	T. Rowe Price Group, Inc.^	1,388,692
2,931	TD Ameritrade Holding Corp.^	126,004

		43,864,208

Chemicals (1.6%):
20,169	Air Products & Chemicals, Inc.	2,885,377
8,666	Albemarle Corp.^	914,610
5,967	Ashland Global Holdings, Inc.^	393,285
6,021	Cabot Corp.	321,702
5,589	Celanese Corp., Series A	530,620
22,455	CF Industries Holdings, Inc.^	627,842
116,402	Dow Chemical Co. (The)	7,341,474
14,079	Eastman Chemical Co.	1,182,495
10,344	Huntsman Corp.	267,289
17,865	Lyondellbasell Industries NV	1,507,627
33,856	Mosaic Co. (The)^	772,932
55	NewMarket Corp.^	25,326
15,250	Olin Corp.	461,770
12,316	Platform Speciality Products Corp.*^	156,167
1,600	PPG Industries, Inc.	175,936
3,312	Praxair, Inc.	439,006
766	RPM International, Inc.	41,785
436	Scotts Miracle-Gro Co. (The)^	39,005
20,007	Valvoline, Inc.^	474,566
1,882	Westlake Chemical Corp.	124,607

		18,683,421

Commercial Services & Supplies (0.2%):
1,931	Clean Harbors, Inc.*^	107,808
16,800	Pitney Bowes, Inc.	253,680
21,901	Republic Services, Inc., Class A	1,395,750
7,633	Stericycle, Inc.*^	582,551
7,318	Waste Management, Inc.	536,775

		2,876,564

Shares		Fair Value

Common Stocks, continued
Communications Equipment (1.7%):
17,043	ARRIS International plc*^	$477,545
39,377	Brocade Communications Systems, Inc.	496,544
479,733	Cisco Systems, Inc.	15,015,642
8,787	CommScope Holding Co., Inc.*	334,170
4,513	EchoStar Corp., Class A*	273,939
8,746	Harris Corp.	954,014
35,751	Juniper Networks, Inc.	996,738
14,215	Motorola Solutions, Inc.^	1,233,009

		19,781,601

Construction & Engineering (0.2%):
15,153	Aecom Technology Corp.*^	489,896
13,619	Fluor Corp.	623,478
11,618	Jacobs Engineering Group, Inc.	631,903
10,289	Quanta Services, Inc.*	338,714
1,953	Valmont Industries, Inc.	292,169

		2,376,160

Construction Materials (0.0%):
554	Martin Marietta Materials, Inc.	123,309
810	Vulcan Materials Co.	102,611

		225,920

Consumer Finance (1.4%):
44,069	Ally Financial, Inc.^	921,042
71,072	American Express Co.	5,987,105
43,156	Capital One Financial Corp.	3,565,549
94	Credit Acceptance Corp.*^	24,171
36,011	Discover Financial Services	2,239,524
31,640	Navient Corp.	526,806
5,724	Onemain Holdings, Inc.*^	140,753
13,405	Santander Consumer USA Holdings, Inc.*^	171,048
35,191	SLM Corp.*	404,697
77,961	Synchrony Financial	2,324,797

		16,305,492

Containers & Packaging (0.4%):
4,692	AptarGroup, Inc.^	407,547
1,027	Ardagh Group SA	23,220
564	Avery Dennison Corp.	49,841
14,434	Ball Corp.	609,259
8,404	Bemis Co., Inc.	388,685
3,546	Crown Holdings, Inc.*	211,554
10,243	Graphic Packaging Holding Co.	141,149
3,825	International Paper Co.	216,533
2,924	Owens-Illinois, Inc.*	69,942
8,682	Sealed Air Corp.	388,606
9,524	Sonoco Products Co.^	489,724
23,712	WestRock Co.	1,343,522

		4,339,582

Distributors (0.1%):
8,063	Genuine Parts Co.^	747,924
24,259	LKQ Corp.*	799,334

		1,547,258

Diversified Consumer Services (0.1%):
429	Graham Holdings Co., Class B	257,250
16,982	H&R Block, Inc.	524,913

		782,163

Continued

3

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Diversified Financial Services (2.8%):
184,105	Berkshire Hathaway, Inc., Class B*	$31,181,864
24,363	Leucadia National Corp.	637,336
17,100	Voya Financial, Inc.	630,819

		32,450,019

Diversified Telecommunication Services (2.9%):
588,898	AT&T, Inc.^	22,219,122
51,618	CenturyLink, Inc.^	1,232,638
28,303	Level 3 Communications, Inc.*	1,678,368
195,496	Verizon Communications, Inc.	8,730,851

		33,860,979

Electric Utilities (3.6%):
21,970	Alliant Energy Corp.	882,535
46,944	American Electric Power Co., Inc.	3,261,200
5,331	Avangrid, Inc.^	235,364
66,873	Duke Energy Corp.	5,589,913
30,277	Edison International	2,367,359
17,230	Entergy Corp.	1,322,747
30,267	Eversource Energy	1,837,510
88,533	Exelon Corp.	3,193,385
42,400	FirstEnergy Corp.	1,236,384
21,006	Great Plains Energy, Inc.	615,056
10,255	Hawaiian Electric Industries, Inc.^	332,057
44,674	NextEra Energy, Inc.	6,260,167
19,468	OGE Energy Corp.	677,292
48,811	PG&E Corp.	3,239,586
10,629	Pinnacle West Capital Corp.	905,166
65,509	PPL Corp.	2,532,578
95,232	Southern Co. (The)	4,559,707
13,740	Westar Energy, Inc.	728,495
48,462	Xcel Energy, Inc.	2,223,437

		41,999,938

Electrical Equipment (0.8%):
1,297	Acuity Brands, Inc.^	263,654
18,224	AMETEK, Inc.^	1,103,828
42,746	Eaton Corp. plc	3,326,921
52,762	Emerson Electric Co.^	3,145,671
1,929	Hubbell, Inc.	218,305
4,226	Regal-Beloit Corp.^	344,630
7,584	Sensata Technologies Holding NV*	323,988

		8,726,997

Electronic Equipment, Instruments & Components (0.5%):
8,585	Arrow Electronics, Inc.*	673,236
12,088	Avnet, Inc.	469,981
81,908	Corning, Inc.	2,461,336
5,493	Dolby Laboratories, Inc., Class A	268,937
7,064	FLIR Systems, Inc.	244,838
17,207	Jabil, Inc.^	502,272
17,928	Keysight Technologies, Inc.*	697,937
2,367	National Instruments Corp.	95,201
5,072	Trimble Navigation, Ltd.*	180,918

		5,594,656

Energy Equipment & Services (1.3%):
40,584	Baker Hughes, Inc.^	2,212,233

Shares		Fair Value

Common Stocks, continued
Energy Equipment & Services, continued
27,098	Halliburton Co.	$1,157,356
9,738	Helmerich & Payne, Inc.^	529,163
26,768	Nabors Industries, Ltd.	217,892
36,358	National-Oilwell Varco, Inc.^	1,197,633
9,765	Oceaneering International, Inc.^	223,033
18,706	Patterson-UTI Energy, Inc.^	377,674
1,016	RPC, Inc.^	20,533
133,225	Schlumberger, Ltd.	8,771,535
35,731	Transocean, Ltd.*^	294,066
85,534	Weatherford International plc*^	331,017

		15,332,135

Equity Real Estate Investment Trusts (4.7%):
8,362	Alexandria Real Estate Equities, Inc.	1,007,370
13,230	American Campus Communities, Inc.^	625,779
20,395	American Homes 4 Rent, Class A	460,315
15,321	Apartment Investment & Management Co., Class A	658,343
17,788	Apple Hospitality REIT, Inc.	332,813
13,239	AvalonBay Communities, Inc.	2,544,139
12,627	Boston Properties, Inc.	1,553,374
18,625	Brandywine Realty Trust^	326,496
27,831	Brixmor Property Group, Inc.	497,618
8,546	Camden Property Trust	730,768
50,589	Colony Northstar, Inc.	712,799
12,199	Columbia Property Trust, Inc.	273,014
11,645	Corecivic, Inc.^	321,169
10,226	Corporate Office Properties Trust	358,217
6,144	CubeSmart	147,702
957	Cyrusone, Inc.^	53,353
9,080	DCT Industrial Trust, Inc.	485,235
29,372	DDR Corp.	266,404
4,568	Digital Realty Trust, Inc.^	515,956
3,840	Douglas Emmett, Inc.	146,726
34,644	Duke Realty Corp.^	968,300
10,329	Empire State Realty Trust, Inc., Class A^	214,533
6,351	EPR Properties	456,446
12,308	Equity Commonwealth*	388,933
34,264	Equity Residential Property Trust	2,255,599
6,087	Essex Property Trust, Inc.	1,566,002
1,587	Extra Space Storage, Inc.	123,786
3,954	Federal Realty Investment Trust	499,746
22,542	Forest City Realty Trust, Inc., Class A	544,840
11,881	Gaming & Leisure Properties, Inc.	447,557
57,859	Ggp US^	1,363,158
45,450	HCP, Inc.	1,452,582
16,949	Healthcare Trust of America, Inc., Class A	527,283
9,556	Highwoods Properties, Inc.	484,585
14,632	Hospitality Properties Trust	426,523
70,553	Host Hotels & Resorts, Inc.^	1,289,003
12,387	Hudson Pacific Properties, Inc.	423,512
7,988	Invitation Homes, Inc.	172,780
2,180	Iron Mountain, Inc.^	74,905
9,491	Kilroy Realty Corp.	713,249
40,420	Kimco Realty Corp.^	741,707
465	Lamar Advertising Co., Class A^	34,210
14,638	Liberty Property Trust	595,913

Continued

4

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Equity Real Estate Investment Trusts, continued
4,121	Life Storage, Inc.^	$305,366
13,439	Macerich Co. (The)^	780,268
30,658	Medical Properties Trust, Inc.	394,568
11,004	Mid-America Apartment Communities, Inc.	1,159,602
14,984	National Retail Properties, Inc.^	585,874
17,628	Omega Healthcare Investors, Inc.^	582,077
11,614	Outfront Media, Inc.	268,516
19,511	Paramount Group, Inc.^	312,176
11,675	Parks Hotels & Resorts, Inc.	314,758
15,668	Piedmont Office Realty Trust, Inc., Class A^	330,281
50,463	ProLogis, Inc.	2,959,151
11,606	Rayonier, Inc.^	333,905
26,422	Realty Income Corp.^	1,457,966
13,994	Regency Centers Corp.	876,584
25,698	Retail Properties of America, Inc., Class A^	313,773
22,380	Senior Housing Properties Trust	457,447
2,853	Simon Property Group, Inc.	461,501
9,574	SL Green Realty Corp.	1,012,929
47,973	Spirit Realty Capital, Inc.^	355,480
16,336	STORE Capital Corp.	366,743
6,765	Sun Communities, Inc.	593,223
7,740	Tanger Factory Outlet Centers, Inc.^	201,085
3,165	Taubman Centers, Inc.	188,476
25,876	UDR, Inc.	1,008,388
15,354	Uniti Group, Inc.^	386,000
33,039	Ventas, Inc.	2,295,550
96,761	VEREIT, Inc.	787,635
16,606	Vornado Realty Trust	1,559,303
11,181	Weingarten Realty Investors^	336,548
35,087	Welltower, Inc.^	2,626,263
71,454	Weyerhaeuser Co.	2,393,709
10,437	WP Carey, Inc.^	688,946

		54,476,833

Food & Staples Retailing (2.3%):
3,623	Casey’s General Stores, Inc.^	388,060
97,059	CVS Health Corp.^	7,809,367
39,347	Kroger Co. (The)	917,572
52,157	Rite Aid Corp.*	153,863
12,227	US Foods Holding Corp.*	332,819
72,753	Walgreens Boots Alliance, Inc.	5,697,287
139,487	Wal-Mart Stores, Inc.	10,556,376
25,927	Whole Foods Market, Inc.	1,091,786

		26,947,130

Food Products (2.1%):
53,458	Archer-Daniels-Midland Co.	2,212,092
13,455	Bunge, Ltd.	1,003,743
5,706	Campbell Soup Co.^	297,568
38,107	ConAgra Foods, Inc.	1,362,706
15,913	Flowers Foods, Inc.^	275,454
15,713	General Mills, Inc.	870,500
9,602	Hain Celestial Group, Inc.*	372,750
1,308	Hershey Co. (The)	140,440
25,178	Hormel Foods Corp.^	858,822
6,700	Ingredion, Inc.	798,707

Shares		Fair Value

Common Stocks, continued
Food Products, continued
10,901	JM Smucker Co. (The)	$1,289,915
2,071	Kellogg Co.^	143,852
57,323	Kraft Heinz Co. (The)	4,909,142
10,386	Lamb Weston Holding, Inc.	457,399
140,547	Mondelez International, Inc., Class A	6,070,224
1,195	Pilgrim’s Pride Corp.*^	26,194
11,461	Pinnacle Foods, Inc.	680,783
6,144	Post Holdings, Inc.*^	477,082
17	Seaboard Corp.	67,915
3,788	TreeHouse Foods, Inc.*^	309,442
26,504	Tyson Foods, Inc., Class A	1,659,946

		24,284,676

Gas Utilities (0.2%):
9,818	Atmos Energy Corp.	814,402
7,576	National Fuel Gas Co.^	423,044
16,511	UGI Corp.	799,298

		2,036,744

Health Care Equipment & Supplies (2.8%):
161,446	Abbott Laboratories	7,847,890
8,155	Alere, Inc.*^	409,299
43,335	Baxter International, Inc.	2,623,501
1,055	Cooper Cos., Inc. (The)	252,588
58,391	Danaher Corp.	4,927,616
21,800	DENTSPLY SIRONA, Inc.	1,413,512
559	Hill-Rom Holdings, Inc.	44,502
11,272	Hologic, Inc.*	511,523
121,870	Medtronic plc	10,815,964
7,761	STERIS plc^	632,522
3,619	Teleflex, Inc.	751,883
19,233	Zimmer Holdings, Inc.	2,469,517

		32,700,317

Health Care Providers & Services (2.4%):
7,451	Acadia Healthcare Co., Inc.*^	367,930
21,026	Aetna, Inc.	3,192,378
25,135	Anthem, Inc.	4,728,648
18,350	Brookdale Senior Living, Inc.*^	269,929
29,975	Cardinal Health, Inc.	2,335,652
14,105	Centene Corp.*	1,126,707
3,045	Cigna Corp.	509,703
14,817	DaVita, Inc.*	959,549
11,016	Envision Healthcare Corp.*^	690,373
53,373	Express Scripts Holding Co.*^	3,407,332
26,139	HCA Holdings, Inc.*	2,279,321
826	Humana, Inc.	198,752
9,727	Laboratory Corp. of America Holdings*	1,499,320
3,243	LifePoint Hospitals, Inc.*^	217,767
18,108	McKesson Corp.	2,979,490
8,592	MEDNAX, Inc.*^	518,699
6,853	Patterson Cos., Inc.^	321,748
3,430	Premier, Inc., Class A*	123,480
13,132	Quest Diagnostics, Inc.^	1,459,753
8,249	Universal Health Services, Inc., Class B	1,007,038
389	WellCare Health Plans, Inc.*	69,849

		28,263,418

Continued

5

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Hotels, Restaurants & Leisure (0.7%):
13,824	Aramark Holdings Corp.	$566,508
38,985	Carnival Corp., Class A	2,556,246
6,866	Extended Stay America, Inc.	132,926
2,267	Hilton Worldwide Holdings, Inc.^	140,214
2,966	Hyatt Hotels Corp., Class A*^	166,719
10,186	International Game Technology plc	186,404
44,836	MGM Resorts International^	1,402,917
15,134	Norwegian Cruise Line Holdings, Ltd.*	821,625
16,424	Royal Caribbean Cruises, Ltd.	1,793,994
4,551	Yum China Holdings, Inc.*	179,446

		7,946,999

Household Durables (0.7%):
7,086	CalAtlantic Group, Inc.^	250,490
15,122	D.R. Horton, Inc.	522,768
11,623	Garmin, Ltd.^	593,122
2,033	Leggett & Platt, Inc.	106,793
18,810	Lennar Corp., Class A	1,002,949
690	Lennar Corp., Class B	31,029
5,406	Mohawk Industries, Inc.*	1,306,576
45,597	Newell Rubbermaid, Inc.	2,444,912
20,458	PulteGroup, Inc.^	501,835
2,721	Tempur Sealy International, Inc.*^	145,274
7,991	Toll Brothers, Inc.^	315,724
6,426	Whirlpool Corp.^	1,231,350

		8,452,822

Household Products (2.3%):
1,879	Clorox Co. (The)	250,358
69,433	Colgate-Palmolive Co.	5,147,068
5,023	Kimberly-Clark Corp.	648,520
232,534	Procter & Gamble Co. (The)	20,265,338

		26,311,284

Independent Power & Renewable Electricity Producers (0.2%):
65,771	AES Corp. (The)	730,715
34,928	Calpine Corp.*^	472,576
23,241	NRG Energy, Inc.	400,210
21,192	Vistra Energy Corp.^	355,814

		1,959,315

Industrial Conglomerates (2.0%):
5,885	Carlisle Cos., Inc.^	561,429
687,267	General Electric Co.	18,563,082
29,954	Honeywell International, Inc.	3,992,569
629	Roper Industries, Inc.^	145,632

		23,262,712

Insurance (4.7%):
37,348	Aflac, Inc.	2,901,193
1,006	Alleghany Corp.*	598,369
8,571	Allied World Assurance Co. Holdings AG	453,406
25,475	Allstate Corp. (The)	2,253,009
6,863	American Financial Group, Inc.	681,976
77,918	American International Group, Inc.	4,871,434
796	American National Insurance Co.^	92,726
9,885	Arch Capital Group, Ltd.*	922,172
5,500	Arthur J. Gallagher & Co.	314,875

Shares		Fair Value

Common Stocks, continued
Insurance, continued
4,475	Aspen Insurance Holdings, Ltd.	$223,079
4,455	Assurant, Inc.	461,939
11,794	Assured Guaranty, Ltd.	492,282
3,961	Athene Holding, Ltd.*	196,505
8,403	Axis Capital Holdings, Ltd.	543,338
11,033	Brown & Brown, Inc.	475,191
44,644	Chubb, Ltd.	6,490,344
14,875	Cincinnati Financial Corp.^	1,077,694
2,937	CNA Financial Corp.^	143,179
696	Erie Indemnity Co., Class A^	87,049
3,877	Everest Re Group, Ltd.	987,044
10,763	First American Financial Corp.	480,998
25,356	FNF Group	1,136,709
4,309	Hanover Insurance Group, Inc. (The)	381,907
35,090	Hartford Financial Services Group, Inc. (The)	1,844,681
20,964	Lincoln National Corp.	1,416,747
27,103	Loews Corp.	1,268,691
1,344	Markel Corp.*	1,311,556
2,855	Mercury General Corp.^	154,170
87,531	MetLife, Inc.	4,808,954
24,624	Old Republic International Corp.^	480,907
25,545	Principal Financial Group, Inc.	1,636,668
5,320	ProAssurance Corp.	323,456
41,006	Prudential Financial, Inc.	4,434,389
6,359	Reinsurance Group of America, Inc.	816,432
776	RenaissanceRe Holdings, Ltd.	107,903
11,364	Torchmark Corp.	869,346
26,891	Travelers Cos., Inc. (The)	3,402,518
22,051	UnumProvident Corp.	1,028,238
7,723	Validus Holdings, Ltd.	401,364
9,618	W.R. Berkley Corp.^	665,277
418	White Mountains Insurance Group, Ltd.	363,087
11,866	Willis Towers Watson plc^	1,726,028
17,011	XL Group, Ltd.	745,082

		54,071,912

Internet & Direct Marketing Retail (0.1%):
4,261	Liberty Expedia Holdings, Class A*	230,179
17,690	Liberty Interactive Corp., Class A*	434,113
7,477	Liberty Ventures, Series A, Class A*^	390,972
5,553	TripAdvisor, Inc.*^	212,125

		1,267,389

Internet Software & Services (0.5%):
15,997	Akamai Technologies, Inc.*^	796,811
96,358	eBay, Inc.*	3,364,821
1,771	LogMeIn, Inc.	185,070
59,662	Twitter, Inc.*^	1,066,160
1,704	Zillow Group, Inc., Class A*^	83,223
2,937	Zillow Group, Inc., Class C*^	143,942

		5,640,027

IT Services (0.7%):
14,208	Amdocs, Ltd.	915,848
885	Booz Allen Hamilton Holding Corp.	28,798
18,658	Conduent, Inc.*	297,409
3,398	CoreLogic, Inc.*	147,405

Continued

6

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value

Common Stocks, continued
IT Services, continued
4,930	DST Systems, Inc.	$304,181
13,589	Fidelity National Information Services, Inc.	1,160,501
25,778	International Business Machines Corp.	3,965,429
13,199	Leidos Holdings, Inc.	682,256
4,189	Sabre Corp.^	91,195
12,064	Teradata Corp.*^	355,767
691	WEX, Inc.*	72,051

		8,020,840

Leisure Products (0.1%):
1,822	Brunswick Corp.	114,294
2,549	Hasbro, Inc.	284,239
25,958	Mattel, Inc.^	558,876

		957,409

Life Sciences Tools & Services (0.6%):
23,460	Agilent Technologies, Inc.	1,391,413
2,050	Bio-Rad Laboratories, Inc., Class A*	463,936
5,879	Bruker Corp.	169,550
8,640	PerkinElmer, Inc.	588,730
15,059	Qiagen NV*	504,928
4,164	Quintiles Transnational Holdings, Inc.*	372,678
20,514	Thermo Fisher Scientific, Inc.	3,579,077
7,940	VWR Corp.*	262,099

		7,332,411

Machinery (1.3%):
6,454	AGCO Corp.^	434,935
5,164	Caterpillar, Inc.^	554,923
8,808	Colfax Corp.*	346,771
4,739	Crane Co.	376,182
10,367	Cummins, Inc.	1,681,735
1,120	Donaldson Co., Inc.^	51,005
13,296	Dover Corp.	1,066,605
11,908	Flowserve Corp.^	552,888
3,032	Fortive Corp.	192,077
573	IDEX Corp.	64,755
12,172	Ingersoll-Rand plc	1,112,399
8,807	ITT, Inc.	353,865
7,127	OshKosh Corp.	490,908
32,425	PACCAR, Inc.^	2,141,347
1,855	Parker Hannifin Corp.	296,466
15,965	Pentair plc	1,062,311
4,592	Snap-On, Inc.^	725,536
13,132	Stanley Black & Decker, Inc.	1,848,066
8,682	Terex Corp.^	325,575
6,537	Timken Co.	302,336
14,488	Trinity Industries, Inc.^	406,099
5,315	Wabtec Corp.^	486,323
8,396	Xylem, Inc.	465,390

		15,338,497

Marine (0.0%):
5,226	Kirby Corp.*^	349,358

Media (2.4%):
6,178	Charter Communications, Inc., Class A*	2,081,059
9,694	Cinemark Holdings, Inc.^	376,612

Shares		Fair Value

Common Stocks, continued
Media, continued
33,993	Comcast Corp., Class A	$1,323,008
15,102	Discovery Communications, Inc., Class A*^	390,085
18,682	Discovery Communications, Inc., Class C*	470,973
4,889	DISH Network Corp., Class A*	306,834
5,076	Interpublic Group of Cos., Inc. (The)^	124,870
4,381	John Wiley & Sons, Inc., Class A^	231,098
2,212	Liberty Broadband Corp., Class A*	189,767
10,119	Liberty Broadband Corp., Class C*^	877,823
692	Liberty Media Group, Class A*	24,241
8,687	Liberty Media Group, Class C*^	318,118
9,184	Liberty SiriusXM Group, Class A*	385,544
19,226	Liberty SiriusXM Group, Class C*	801,724
1,807	Lions Gate Entertainment Corp., Class A*^	50,994
2,954	Lions Gate Entertainment Corp., Class B*	77,631
1,892	Madison Square Garden Co. (The), Class A*	372,535
37,169	News Corp., Class A	509,215
11,497	News Corp., Class B^	162,683
7,645	Regal Entertainment Group, Class A^	156,417
3,685	Scripps Networks Interactive, Class C^	251,722
4,553	Sirius XM Holdings, Inc.^	24,905
20,977	Tegna, Inc.^	302,279
73,904	Time Warner, Inc.	7,420,700
7,078	Tribune Media Co., Class A	288,570
94,424	Twenty-First Century Fox, Inc.	2,675,976
40,041	Twenty-First Century Fox, Inc., Class B	1,115,943
219	Viacom, Inc., Class A^	8,333
34,122	Viacom, Inc., Class B	1,145,476
47,293	Walt Disney Co. (The)	5,024,880

		27,490,015

Metals & Mining (0.6%):
17,283	Alcoa Corp.*	564,290
104,308	Freeport-McMoRan Copper & Gold, Inc.*^	1,252,739
50,912	Newmont Mining Corp.	1,649,040
30,589	Nucor Corp.	1,770,185
6,869	Reliance Steel & Aluminum Co.^	500,132
3,992	Royal Gold, Inc.^	312,055
1,168	Southern Copper Corp.^	40,448
19,405	Steel Dynamics, Inc.	694,893
29,792	Tahoe Resources, Inc.	256,807
16,008	United States Steel Corp.^	354,417

		7,395,006

Mortgage Real Estate Investment Trusts (0.3%):
34,621	Agnc Investment Corp.	737,081
98,921	Annaly Capital Management, Inc.^	1,191,999
18,722	Chimera Investment Corp.	348,791
40,055	MFA Financial, Inc.	336,061
27,212	New Residential Investment Corp.	423,419
25,103	Starwood Property Trust, Inc.^	562,056
35,273	Two Harbors Investment Corp.^	349,555

		3,948,962

Multiline Retail (0.5%):
16,131	Dollar General Corp.	1,162,884
1,189	Dollar Tree, Inc.*	83,135
16,637	Kohl’s Corp.^	643,353

Continued

7

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Multiline Retail, continued
29,475	Macy’s, Inc.^	$684,999
52,741	Target Corp.^	2,757,826

		5,332,197

Multi-Utilities (1.9%):
23,065	Ameren Corp.	1,260,964
41,123	CenterPoint Energy, Inc.	1,125,948
26,656	CMS Energy Corp.	1,232,840
29,130	Consolidated Edison, Inc.^	2,354,287
59,589	Dominion Energy, Inc.^	4,566,304
17,004	DTE Energy Co.	1,798,853
18,501	MDU Resources Group, Inc.^	484,726
33,765	NiSource, Inc.	856,280
48,335	Public Service Enterprise Group, Inc.	2,078,888
12,586	SCANA Corp.^	843,388
23,938	Sempra Energy	2,699,010
8,006	Vectren Corp.	467,871
30,260	WEC Energy Group, Inc.^	1,857,359

		21,626,718

Oil, Gas & Consumable Fuels (9.0%):
53,709	Anadarko Petroleum Corp.	2,435,166
12,026	Antero Resources Corp.*^	259,882
34,067	Apache Corp.^	1,632,831
13,464	Cabot Oil & Gas Corp.	337,677
9,612	Centennial Resources Development*^	152,062
6,869	Cheniere Energy, Inc.*	334,589
79,040	Chesapeake Energy Corp.*^	392,829
180,916	Chevron Corp.	18,874,966
808	Cimarex Energy Co.	75,960
14,132	Concho Resources, Inc.*	1,717,462
118,597	ConocoPhillips Co.	5,213,524
22,557	CONSOL Energy, Inc.*^	337,002
5,211	Continental Resources, Inc.*^	168,472
46,862	Devon Energy Corp.	1,498,178
7,124	Diamondback Energy, Inc.*^	632,682
9,378	Energen Corp.*	462,992
50,039	EOG Resources, Inc.	4,529,530
16,720	EQT Corp.^	979,625
10,721	Extraction Oil & Gas, Inc.*^	144,197
405,772	Exxon Mobil Corp.	32,757,974
14,572	Gulfport Energy Corp.*	214,937
27,082	Hess Corp.^	1,188,087
16,807	HollyFrontier Corp.^	461,688
184,258	Kinder Morgan, Inc.	3,530,383
16,977	Kosmos Energy LLC*^	108,823
81,687	Marathon Oil Corp.^	967,991
49,184	Marathon Petroleum Corp.	2,573,799
15,524	Murphy Oil Corp.^	397,880
45,717	Noble Energy, Inc.	1,293,791
73,166	Occidental Petroleum Corp.	4,380,448
8,230	Parsley Energy, Inc., Class A*	228,383
10,573	PBF Energy, Inc., Class A^	235,355
41,703	Phillips 66	3,448,421
16,224	Pioneer Natural Resources Co.	2,589,026
23,822	QEP Resources, Inc.*^	240,602

Shares		Fair Value

Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
21,539	Range Resources Corp.^	$499,059
7,797	Rice Energy, Inc.*	207,634
5,965	RSP Permian, Inc.*	192,491
10,739	SM Energy Co.^	177,516
47,221	Southwestern Energy Co.*	287,104
18,699	Targa Resources Corp.^	845,195
14,676	Tesoro Corp.	1,373,674
42,730	Valero Energy Corp.^	2,882,566
33,227	Whiting Petroleum Corp.*^	183,081
67,187	Williams Cos., Inc. (The)	2,034,422
6,809	World Fuel Services Corp.^	261,806
37,858	WPX Energy, Inc.*	365,708

		104,107,470

Paper & Forest Products (0.0%):
6,106	Domtar Corp.^	234,593

Personal Products (0.1%):
43,642	Coty, Inc., Class A^	818,724
5,629	Edgewell Personal Care Co.*^	427,917
3,691	Nu Skin Enterprises, Inc., Class A^	231,942

		1,478,583

Pharmaceuticals (6.9%):
680	Akorn, Inc.*	22,807
32,092	Allergan plc	7,801,244
79,875	Bristol-Myers Squibb Co.	4,450,635
20,716	Endo International plc*	231,398
218,614	Johnson & Johnson Co.	28,920,446
9,686	Mallinckrodt plc*	434,030
247,698	Merck & Co., Inc.	15,874,965
50,807	Mylan NV*	1,972,328
12,327	Perrigo Co. plc^	930,935
566,376	Pfizer, Inc.	19,024,570

		79,663,358

Professional Services (0.3%):
2,347	Dun & Bradstreet Corp.	253,828
15,797	IHS Markit, Ltd.*^	695,700
6,467	Manpower, Inc.	722,041
33,763	Nielsen Holdings plc	1,305,277

		2,976,846

Real Estate Management & Development (0.2%):
15,121	CBRE Group, Inc., Class A*	550,404
3,318	Howard Hughes Corp. (The)*	407,583
4,446	Jones Lang LaSalle, Inc.	555,751
13,501	Realogy Holdings Corp.^	438,107

		1,951,845

Road & Rail (0.6%):
435	AMERCO, Inc.^	159,236
8,632	CSX Corp.	470,962
5,824	Genesee & Wyoming, Inc., Class A*^	398,303
10,137	Kansas City Southern	1,060,837
27,637	Norfolk Southern Corp.	3,363,423
2,274	Old Dominion Freight Line, Inc.^	216,576
5,195	Ryder System, Inc.^	373,936
7,397	Union Pacific Corp.	805,607

		6,848,880

Continued

8

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Semiconductors & Semiconductor Equipment (2.4%):
29,687	Cypress Semiconductor Corp.^	$405,228
7,487	First Solar, Inc.*^	298,582
450,218	Intel Corp.	15,190,354
38,799	Marvell Technology Group, Ltd.	640,959
24,542	Micron Technology, Inc.*	732,824
1,874	Microsemi Corp.*	87,703
13,706	NXP Semiconductors NV*	1,500,122
3,520	ON Semiconductor Corp.*^	49,421
5,943	Qorvo, Inc.*	376,311
141,145	QUALCOMM, Inc.	7,794,027
1,642	Teradyne, Inc.	49,309
8,771	Versum Materials, Inc.	285,058
1,412	Xilinx, Inc.^	90,820

		27,500,718

Software (1.4%):
3,604	Autodesk, Inc.*	363,355
29,339	CA, Inc.^	1,011,315
16,518	FireEye, Inc.*^	251,239
4,100	Guidewire Software, Inc.*^	281,711
26,206	Nuance Communications, Inc.*^	456,246
253,137	Oracle Corp.	12,692,290
1,476	SS&C Technologies Holdings, Inc.	56,693
13,289	Synopsys, Inc.*	969,167
72,170	Zynga, Inc.*	262,699

		16,344,715

Specialty Retail (0.7%):
4,928	Advance Auto Parts, Inc.	574,556
5,961	AutoNation, Inc.*^	251,316
395	AutoZone, Inc.*^	225,332
13,856	Bed Bath & Beyond, Inc.^	421,222
25,219	Best Buy Co., Inc.^	1,445,805
2,863	Burlington Stores, Inc.*^	263,367
4,743	Cabela’s, Inc., Class A*^	281,829
2,060	Dick’s Sporting Goods, Inc.^	82,050
11,458	Foot Locker, Inc.	564,650
9,970	GameStop Corp., Class A^	215,452
21,621	Gap, Inc. (The)^	475,446
19,393	L Brands, Inc.^	1,045,089
2,320	Michaels Cos., Inc. (The)*^	42,966
3,198	Murphy U.S.A., Inc.*^	237,004
3,599	Penske Automotive Group, Inc.^	158,032
8,401	Sally Beauty Holdings, Inc.*^	170,120
6,504	Signet Jewelers, Ltd.^	411,313
63,716	Staples, Inc.	641,620
10,342	Tiffany & Co.	970,804
7,969	Urban Outfitters, Inc.*^	147,745
6,536	Williams-Sonoma, Inc.^	316,996

		8,942,714

Technology Hardware, Storage & Peripherals (0.7%):
158,641	Hewlett Packard Enterprise Co.	2,631,854
162,334	HP, Inc.	2,837,599
3,968	NetApp, Inc.^	158,918
23,864	Western Digital Corp.	2,114,350
22,192	Xerox Corp.	637,576

		8,380,297

Shares or Principal Amount		Fair Value

Common Stocks, continued
Textiles, Apparel & Luxury Goods (0.3%):
22,316	Coach, Inc.	$1,056,440
13,505	Michael Kors Holdings, Ltd.*^	489,556
7,488	PVH Corp.	857,376
5,539	Ralph Lauren Corp.^	408,778
6,892	Skechers U.S.A., Inc., Class A*	203,314
4,674	Under Armour, Inc., Class A*^	101,706
4,889	Under Armour, Inc., Class C*^	98,562
7,915	VF Corp.^	455,904

		3,671,636

Thrifts & Mortgage Finance (0.1%):
48,016	New York Community Bancorp, Inc.^	630,450
6,165	TFS Financial Corp.^	95,373

		725,823

Tobacco (1.5%):
135,167	Philip Morris International, Inc.	15,875,364
30,391	Reynolds American, Inc.	1,976,631

		17,851,995

Trading Companies & Distributors (0.1%):
8,259	Air Lease Corp.^	308,557
2,689	MSC Industrial Direct Co., Inc., Class A^	231,146
292	W.W. Grainger, Inc.^	52,715
4,714	WESCO International, Inc.*	270,112

		862,530

Transportation Infrastructure (0.1%):
7,451	Macquarie Infrastructure Corp.	584,158

Water Utilities (0.2%):
16,918	American Water Works Co., Inc.^	1,318,758
17,436	Aqua America, Inc.^	580,619

		1,899,377

Wireless Telecommunication Services (0.1%):
60,546	Sprint Corp.*^	497,082
9,426	Telephone & Data Systems, Inc.^	261,572
10,690	T-Mobile US, Inc.*	648,027
1,461	United States Cellular Corp.*^	55,986

		1,462,667

Total Common Stocks (Cost $986,986,814)		1,134,164,077

Securities Held as Collateral for Securities on Loan (10.7%):
$124,752,775	AZL Russell 1000 Value Index Fund Securities Lending Collateral Account(a)	124,752,775

Total Securities Held as Collateral for Securities on Loan (Cost $124,752,775)		124,752,775

Unaffiliated Investment Company (2.2%):
25,773,207	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.75%(b)	25,773,207

Total Unaffiliated Investment Company (Cost $25,773,207)		25,773,207

Total Investment Securities (Cost $1,137,512,796)(c) — 110.6%		1,284,690,059
Net other assets (liabilities) — (10.6)%		(123,493,282)

Net Assets — 100.0%		$1,161,196,777

Continued

9

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2017.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $120,436,379.

+	Affiliated Securities

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(b)	The rate represents the effective yield at June 30, 2017.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts Cash of $993,200 has been segregated to cover margin requirements for the following open contracts as of June 30, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/15/17	234	$28,324,530	$(154,192)

See accompanying notes to the financial statements.

10

AZL Russell 1000 Value Index Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$1,133,621,043
Investments in affiliates, at cost	3,891,753

Total Investment securities, at cost	$1,137,512,796

Investments in non-affiliates, at value	$1,279,656,199
Investments in affiliates, at value	5,033,860

Total Investment securities, at value*	$1,284,690,059
Cash	4
Segregated cash for collateral	993,200
Interest and dividends receivable	1,685,031
Receivable for investments sold	39,000
Receivable for variation margin on futures contracts	10,530
Reclaims receivable	188,249

Total Assets	1,287,606,073

Liabilities:
Payable for capital shares redeemed	697,620
Payable for collateral received on loaned securities	124,752,775
Manager fees payable	374,012
Administration fees payable	29,505
Distribution fees payable	201,738
Custodian fees payable	6,344
Administrative and compliance services fees payable	5,481
Transfer agent fees payable	2,247
Trustee fees payable	10,796
Other accrued liabilities	328,778

Total Liabilities	126,409,296

Net Assets	$1,161,196,777

Net Assets Consist of:
Capital	$844,811,532
Accumulated net investment income/(loss)	15,685,516
Accumulated net realized gains/(losses) from investment transactions	153,673,532
Net unrealized appreciation/(depreciation) on investments	147,026,197

Net Assets	$1,161,196,777

Class 1
Net Assets	$184,575,315
Shares of beneficial interest (unlimited number of shares authorized, no par value)	16,364,574
Net Asset Value (offering and redemption price per share)	$11.28

Class 2
Net Assets	$976,621,462
Shares of beneficial interest (unlimited number of shares authorized, no par value)	69,883,619
Net Asset Value (offering and redemption price per share)	$13.97

*	Includes securities on loan of $120,436,379.

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$11,408,157
Dividends from affiliates	64,365
Interest	192
Income from securities lending	226,779
Foreign withholding tax	(4,859)

Total Investment Income	11,694,634

Expenses:
Manager fees	2,565,838
Administration fees	151,181
Distribution fees — Class 2	1,225,977
Custodian fees	23,728
Administrative and compliance services fees	12,947
Transfer agent fees	8,424
Trustee fees	42,261
Professional fees	44,244
Shareholder reports	25,355
Other expenses	189,353

Total expenses before reductions	4,289,308
Less expenses voluntarily waived/reimbursed by the Manager	(291,580)

Net expenses	3,997,728

Net Investment Income/(Loss)	7,696,906

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	49,598,701
Net realized gains/(losses) on securities transactions from affiliates	55,537
Net realized gains/(losses) on futures contracts	1,191,266
Change in net unrealized appreciation/depreciation on investments	(7,802,301)

Net Realized/Unrealized Gains/(Losses) on Investments	43,043,203

Change in Net Assets Resulting From Operations	$50,740,109

See accompanying notes to the financial statements.

11

AZL Russell 1000 Value Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016*
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$7,696,906	$7,701,916
Net realized gains/(losses) on investment transactions	50,845,504	111,938,020
Change in unrealized appreciation/depreciation on investments	(7,802,301)	(18,283,699)

Change in net assets resulting from operations	50,740,109	101,356,237

Distributions to Shareholders:
From net investment income:
Class 1	—	—
Class 2	—	(3,330,450)
From net realized gains:
Class 1	—	—
Class 2	—	(16,584,572)

Change in net assets resulting from distributions to shareholders	—	(19,915,022)

Capital Transactions:
Class 1
Proceeds from shares issued	69,698	179,845,573
Value of shares redeemed	(10,967,630)	(6,633,985)

Total Class 1 Shares	(10,897,932)	173,211,588

Class 2
Proceeds from shares issued	9,391,160	341,647,288
Proceeds from shares issued in merger	—	469,916,200
Proceeds from dividends reinvested	—	19,915,022
Value of shares redeemed	(66,581,472)	(100,680,118)

Total Class 2 Shares	(57,190,312)	730,798,392

Change in net assets resulting from capital transactions	(68,088,244)	904,009,980

Change in net assets	(17,348,135)	985,451,195
Net Assets:
Beginning of period	1,178,544,912	193,093,717

End of period	$1,161,196,777	$1,178,544,912

Accumulated net investment income/(loss)	$15,685,516	$7,988,610

Share Transactions:
Class 1
Shares issued	6,305	17,984,628
Shares redeemed	(988,033)	(638,326)

Total Class 1 Shares	(981,728)	17,346,302

Class 2
Shares issued	681,714	27,252,060
Shares issued in merger	—	37,981,927
Dividends reinvested	—	1,608,645
Shares redeemed	(4,821,109)	(7,774,069)

Total Class 2 Shares	(4,139,395)	59,068,563

Change in shares	(5,121,123)	76,414,865

*	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

See accompanying notes to the financial statements.

12

AZL Russell 1000 Value Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016*		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$10.79		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.09		0.08
Net Realized and Unrealized Gains/(Losses) on Investments	0.40		0.71

Total from Investment Activities	0.49		0.79

Net Asset Value, End of Period	$11.28		$10.79

Total Return(a)	4.54	%(b)	7.90	%(b)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$184,575		$187,248
Net Investment Income/(Loss)(c)	2.03%		2.11%
Expenses Before Reductions(c)(d)	0.53%		0.51%
Expenses Net of Reductions(c)	0.48%		0.46%
Portfolio Turnover Rate(e)	11	%(b)	131	%(f)
Class 2
Net Asset Value, Beginning of Period	$13.39		$12.91		$14.82	$14.70	$11.84	$10.36

Investment Activities:
Net Investment Income/(Loss)	0.09		0.11		0.22	0.24	0.31	0.20
Net Realized and Unrealized
Gains/(Losses) on Investments	0.49		1.85		(0.92)	1.55	3.35	1.52

Total from Investment Activities	0.58		1.96		(0.70)	1.79	3.66	1.72

Dividends to Shareholders From:
Net Investment Income	—		(0.25)		(0.23)	(0.23)	(0.29)	(0.15)
Net Realized Gains	—		(1.23)		(0.98)	(1.44)	(0.51)	(0.09)

Total Dividends	—		(1.48)		(1.21)	(1.67)	(0.80)	(0.24)

Net Asset Value, End of Period	$13.97		$13.39		$12.91	$14.82	$14.70	$11.84

Total Return(a)	4.33	%(b)	16.15%		(4.42)%	12.59%	31.52%	16.63%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$976,621		$991,296		$193,094	$219,158	$205,807	$224,382
Net Investment Income/(Loss)(c)	1.79%		2.05%		1.54%	1.60%	1.54%	1.85%
Expenses Before Reductions(c)(d)	0.78%		0.77%		0.77%	0.76%	0.77%	0.78%
Expenses Net of Reductions(c)	0.73%		0.72%		0.77%	0.76%	0.77%	0.78%
Portfolio Turnover Rate(e)	11	%(b)	131	%(f)	16%	16%	11%	18%

*	Period from commencement of operations. Class 1 Shares commenced operations on October 17, 2016.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(f)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 131%.

See accompanying notes to the financial statements.

13

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Value Index Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

14

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $130 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $22,180 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

Overnight and Continuous		Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions
Common Stocks	$124,669,040	$83,735	$—	$—	$124,752,775

Total Securities Lending Transactions	124,669,040	83,735	—	—	—

Total Borrowings	$124,669,040	$83,735	$—	$—	$124,752,775

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$124,752,775

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2017, the Fund engaged in such affiliated transactions at the current market price.

During the period ended June 30, 2017, the Fund engaged in such affiliated transactions at the current market price.

The Fund is permitted to purchase and sell securities (“crosstrade”) from and to other Allianz Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with the Rule. Each crosstrade is executed at the current market price in compliance with provisions of the Rule. For the period, the Fund participated in the following crosstrade transactions:

	Purchases	Sales	Realized (Gain/Loss)
AZL Russell 1000 Value Index Fund	$114,461,848	$86,074,960	$17,651,314

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2017, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin

15

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $28.3 million as of June 30, 2017. The monthly average notional amount for these contracts was $19.8 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation on futures contracts	$154,192

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$1,191,266	$(195,831)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Russell 1000 Value Index Fund Class 1	0.44%	0.59%
AZL Russell 1000 Value Index Fund Class 2	0.44%	0.84%

*	The Manager voluntarily reduced the management fee to 0.39% on all assets. After April 30, 2018 the manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2017, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2017 is as follows:

	Fair Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Fair Value 6/30/2017	Dividend Income

BlackRock, Inc., Class A	$4,999,535	$—	$(104,153)	$283,212	$5,033,860	$64,365

	$4,999,535	$—	$(104,153)	$283,212	$5,033,860	$64,365

16

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $7,126 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

17

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Common Stocks+	$1,134,164,077	$—	$1,134,164,077
Securities Held as Collateral for Securities on Loan	—	124,752,775	124,752,775
Unaffiliated Investment Company	25,773,207	—	25,773,207

Total Investment Securities	1,159,937,284	124,752,775	1,284,690,059

Other Financial Instruments:*
Futures Contracts	(154,192)	—	(154,192)

Total Investments	$1,159,783,092	$124,752,775	$1,284,535,867

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Russell 1000 Value Index Fund	$132,496,543	$196,248,598

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $1,145,273,430. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$165,289,188
Unrealized (depreciation)	(25,872,559)

Net unrealized appreciation/(depreciation)	$139,416,629

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Russell 1000 Value Index Fund	$4,243,651	$15,671,371	$19,915,022

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Russell 1000 Value Index Fund	$9,110,751	$112,440,095	$—	$144,094,290	$265,645,136

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

18

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2017.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

19

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

20

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® S&P 500 Index Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 9

Statement of Operations Page 9

Statements of Changes in Net Assets Page 10

Financial Highlights Page 11

Notes to the Financial Statements Page 12

Other Information Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL S&P 500 Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL S&P 500 Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL S&P 500 Index Fund, Class 1	$1,000.00	$1,091.90	$1.30	0.25%
AZL S&P 500 Index Fund, Class 2	$1,000.00	$1,091.00	$2.59	0.50%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL S&P 500 Index Fund, Class 1	$1,000.00	$1,023.55	$1.25	0.25%
AZL S&P 500 Index Fund, Class 2	$1,000.00	$1,022.32	$2.51	0.50%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	21.8%
Financials	14.2
Health Care	14.2
Consumer Discretionary	12.0
Industrials	10.1
Consumer Staples	8.9
Energy	5.9
Utilities	3.1
Real Estate	2.9
Materials	2.8
Telecommunication Services	2.1

Total Common Stocks	98.0
Securities Held as Collateral for Securities on Loan	8.4
Money Market	1.9

Total Investment Securities	108.3
Net other assets (liabilities)	(8.3)

Net Assets	100.0%

1

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (98.0%):
Aerospace & Defense (2.3%):
56,740	Arconic, Inc.	$1,285,161
72,069	Boeing Co. (The)	14,251,646
36,420	General Dynamics Corp.	7,214,802
10,023	L3 Technologies, Inc.	1,674,643
31,965	Lockheed Martin Corp.	8,873,804
22,424	Northrop Grumman Corp.	5,756,465
37,388	Raytheon Co.	6,037,414
21,263	Rockwell Collins, Inc.	2,234,316
34,883	Textron, Inc.	1,642,989
6,294	TransDigm Group, Inc.^	1,692,268
95,675	United Technologies Corp.	11,682,874

		62,346,382

Air Freight & Logistics (0.7%):
18,672	C.H. Robinson Worldwide, Inc.^	1,282,393
23,198	Expeditors International of Washington, Inc.	1,310,223
31,594	FedEx Corp.	6,866,324
88,443	United Parcel Service, Inc., Class B	9,780,911

		19,239,851

Airlines (0.6%):
15,917	Alaska Air Group, Inc.	1,428,710
63,316	American Airlines Group, Inc.^	3,186,061
94,558	Delta Air Lines, Inc.	5,081,547
77,685	Southwest Airlines Co.	4,827,346
36,227	United Continental Holdings, Inc.*	2,726,082

		17,249,746

Auto Components (0.2%):
1,155	Adient plc	75,514
25,654	BorgWarner, Inc.^	1,086,703
34,437	Delphi Automotive plc	3,018,404
33,446	Goodyear Tire & Rubber Co.^	1,169,272

		5,349,893

Automobiles (0.5%):
502,390	Ford Motor Co.	5,621,744
176,386	General Motors Co.	6,161,163
22,552	Harley-Davidson, Inc.^	1,218,259

		13,001,166

Banks (6.3%):
1,277,478	Bank of America Corp.	30,991,616
104,241	BB&T Corp.	4,733,584
353,441	Citigroup, Inc.	23,638,134
65,140	Citizens Financial Group, Inc.	2,324,195
22,772	Comerica, Inc.	1,667,821
97,842	Fifth Third Bancorp	2,539,978
141,041	Huntington Bancshares, Inc.	1,906,874
456,040	JPMorgan Chase & Co.	41,682,057
140,140	KeyCorp	2,626,224
19,777	M&T Bank Corp.	3,202,885
41,326	People’s United Financial, Inc.^	729,817
62,145	PNC Financial Services Group, Inc.	7,760,046
156,587	Regions Financial Corp.	2,292,434

Shares		Fair Value
Common Stocks, continued
Banks, continued
62,135	SunTrust Banks, Inc.	$3,524,297
203,409	U.S. Bancorp	10,560,995
577,331	Wells Fargo & Co.	31,989,911
26,054	Zions Bancorp^	1,144,031

		173,314,899

Beverages (2.1%):
23,193	Brown-Forman Corp., Class B	1,127,180
493,631	Coca-Cola Co. (The)	22,139,349
22,031	Constellation Brands, Inc., Class C	4,268,066
23,879	Dr Pepper Snapple Group, Inc.	2,175,616
23,753	Molson Coors Brewing Co., Class B	2,050,834
52,207	Monster Beverage Corp.*	2,593,644
183,382	PepsiCo, Inc.	21,178,787

		55,533,476

Biotechnology (2.9%):
204,335	AbbVie, Inc.	14,816,331
28,864	Alexion Pharmaceuticals, Inc.*	3,511,883
94,477	Amgen, Inc.	16,271,773
27,435	Biogen Idec, Inc.*	7,444,762
100,255	Celgene Corp.*	13,020,117
167,785	Gilead Sciences, Inc.	11,875,822
21,854	Incyte Corp.*	2,751,637
9,790	Regeneron Pharmaceuticals, Inc.*	4,808,261
32,200	Vertex Pharmaceuticals, Inc.*	4,149,614

		78,650,200

Building Products (0.3%):
12,765	Allegion plc^	1,035,497
19,636	Fortune Brands Home & Security, Inc.^	1,281,053
120,514	Johnson Controls International plc	5,225,487
42,154	Masco Corp.	1,610,704

		9,152,741

Capital Markets (2.9%):
7,520	Affiliated Managers Group, Inc.	1,247,267
19,604	Ameriprise Financial, Inc.	2,495,393
133,558	Bank of New York Mellon Corp. (The)	6,814,129
15,572	BlackRock, Inc., Class A+	6,577,769
12,218	CBOE Holdings, Inc.^	1,116,725
156,281	Charles Schwab Corp. (The)^	6,713,832
43,648	CME Group, Inc.	5,466,476
35,379	E*TRADE Financial Corp.*	1,345,463
44,473	Franklin Resources, Inc.	1,991,946
47,006	Goldman Sachs Group, Inc. (The)	10,430,631
76,062	Intercontinental Exchange, Inc.	5,014,007
52,217	Invesco, Ltd.	1,837,516
21,589	Moody’s Corp.	2,626,950
182,910	Morgan Stanley	8,150,470
14,694	NASDAQ OMX Group, Inc. (The)	1,050,474
27,749	Northern Trust Corp.	2,697,480
16,860	Raymond James Financial, Inc.	1,352,509
33,120	S&P Global, Inc.	4,835,189

Continued

2

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
45,444	State Street Corp.	$4,077,690
31,402	T. Rowe Price Group, Inc.^	2,330,342

		78,172,258

Chemicals (2.2%):
27,976	Air Products & Chemicals, Inc.	4,002,247
14,256	Albemarle Corp.^	1,504,578
29,186	CF Industries Holdings, Inc.^	816,041
144,328	Dow Chemical Co. (The)	9,102,766
111,336	E.I. du Pont de Nemours & Co.	8,985,928
18,987	Eastman Chemical Co.	1,594,718
33,538	Ecolab, Inc.^	4,452,170
17,260	FMC Corp.	1,260,843
10,194	International Flavor & Fragrances, Inc.	1,376,190
42,449	Lyondellbasell Industries NV	3,582,271
56,359	Monsanto Co.	6,670,651
44,877	Mosaic Co. (The)	1,024,542
32,924	PPG Industries, Inc.	3,620,323
36,724	Praxair, Inc.	4,867,766
10,412	Sherwin Williams Co.	3,654,196

		56,515,230

Commercial Services & Supplies (0.3%):
11,122	Cintas Corp.	1,401,817
29,904	Republic Services, Inc., Class A	1,905,782
10,669	Stericycle, Inc.*	814,258
52,231	Waste Management, Inc.	3,831,144

		7,953,001

Communications Equipment (1.0%):
641,882	Cisco Systems, Inc.	20,090,907
8,341	F5 Networks, Inc.*	1,059,807
15,690	Harris Corp.	1,711,465
49,234	Juniper Networks, Inc.	1,372,644
21,035	Motorola Solutions, Inc.	1,824,576

		26,059,399

Construction & Engineering (0.1%):
17,618	Fluor Corp.	806,552
15,258	Jacobs Engineering Group, Inc.	829,883
20,308	Quanta Services, Inc.*	668,539

		2,304,974

Construction Materials (0.1%):
8,219	Martin Marietta Materials, Inc.	1,829,385
16,997	Vulcan Materials Co.	2,153,180

		3,982,565

Consumer Finance (0.7%):
96,417	American Express Co.	8,122,167
62,045	Capital One Financial Corp.	5,126,158
48,872	Discover Financial Services	3,039,350
38,644	Navient Corp.	643,423
99,019	Synchrony Financial	2,952,747

		19,883,845

Shares		Fair Value
Common Stocks, continued
Containers & Packaging (0.3%):
11,863	Avery Dennison Corp.	$1,048,333
45,049	Ball Corp.	1,901,518
53,352	International Paper Co.	3,020,258
25,054	Sealed Air Corp.^	1,121,417
32,181	WestRock Co.	1,823,375

		8,914,901

Distributors (0.1%):
18,967	Genuine Parts Co.^	1,759,379
40,931	LKQ Corp.*	1,348,676

		3,108,055

Diversified Consumer Services (0.0%):
25,663	H&R Block, Inc.	793,243

Diversified Financial Services (1.6%):
243,818	Berkshire Hathaway, Inc., Class B*	41,295,455
41,457	Leucadia National Corp.	1,084,515

		42,379,970

Diversified Telecommunication Services (2.1%):
789,189	AT&T, Inc.	29,776,101
67,667	CenturyLink, Inc.^	1,615,888
37,365	Level 3 Communications, Inc.*	2,215,745
523,670	Verizon Communications, Inc.	23,387,102

		56,994,836

Electric Utilities (1.9%):
29,353	Alliant Energy Corp.	1,179,110
63,174	American Electric Power Co., Inc.	4,388,698
89,882	Duke Energy Corp.	7,513,236
41,875	Edison International	3,274,206
23,128	Entergy Corp.	1,775,537
40,960	Eversource Energy	2,486,682
118,988	Exelon Corp.	4,291,897
56,721	FirstEnergy Corp.	1,653,984
60,120	NextEra Energy, Inc.	8,424,617
65,604	PG&E Corp.	4,354,137
14,782	Pinnacle West Capital Corp.	1,258,835
87,802	PPL Corp.	3,394,425
127,744	Southern Co. (The)	6,116,383
65,268	Xcel Energy, Inc.^	2,994,496

		53,106,243

Electrical Equipment (0.6%):
5,849	Acuity Brands, Inc.^	1,188,985
29,613	AMETEK, Inc.^	1,793,659
57,471	Eaton Corp. plc	4,472,968
82,793	Emerson Electric Co.^	4,936,119
16,565	Rockwell Automation, Inc.	2,682,867

		15,074,598

Electronic Equipment, Instruments & Components (0.4%):
39,286	Amphenol Corp., Class A	2,900,093
118,266	Corning, Inc.	3,553,893
16,858	FLIR Systems, Inc.	584,298
45,626	TE Connectivity, Ltd.	3,589,854

		10,628,138

Continued

3

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services (0.9%):
55,353	Baker Hughes, Inc.^	$3,017,292
111,489	Halliburton Co.	4,761,695
14,372	Helmerich & Payne, Inc.^	780,974
48,868	National-Oilwell Varco, Inc.^	1,609,712
178,401	Schlumberger, Ltd.	11,745,923
60,047	Technipfmc plc*^	1,633,278
50,073	Transocean, Ltd.*^	412,101

		23,960,975

Equity Real Estate Investment Trusts (2.8%):
11,389	Alexandria Real Estate Equities, Inc.^	1,372,033
54,584	American Tower Corp.	7,222,555
20,835	Apartment Investment & Management Co., Class A	895,280
17,709	AvalonBay Communities, Inc.	3,403,139
19,784	Boston Properties, Inc.	2,433,828
47,057	Crown Castle International Corp.	4,714,170
20,547	Digital Realty Trust, Inc.^	2,320,784
10,011	Equinix, Inc.	4,296,321
47,193	Equity Residential Property Trust	3,106,715
8,438	Essex Property Trust, Inc.	2,170,844
16,223	Extra Space Storage, Inc.^	1,265,394
9,418	Federal Realty Investment Trust^	1,190,341
75,447	Ggp US^	1,777,531
60,454	HCP, Inc.	1,932,110
96,112	Host Hotels & Resorts, Inc.^	1,755,966
32,569	Iron Mountain, Inc.^	1,119,071
53,682	Kimco Realty Corp.	985,065
15,262	Macerich Co. (The)^	886,112
14,620	Mid-America Apartment Communities, Inc.^	1,540,656
68,696	ProLogis, Inc.	4,028,333
19,211	Public Storage, Inc.^	4,006,070
35,269	Realty Income Corp.^	1,946,143
18,846	Regency Centers Corp.	1,180,513
40,099	Simon Property Group, Inc.	6,486,414
12,853	SL Green Realty Corp.^	1,359,847
34,436	UDR, Inc.	1,341,971
45,615	Ventas, Inc.	3,169,330
22,158	Vornado Realty Trust	2,080,636
46,917	Welltower, Inc.^	3,511,737
97,271	Weyerhaeuser Co.	3,258,579

		76,757,488

Food & Staples Retailing (1.9%):
56,318	Costco Wholesale Corp.^	9,006,938
130,817	CVS Health Corp.^	10,525,536
117,282	Kroger Co. (The)^	2,735,016
63,280	Sysco Corp.	3,184,882
109,658	Walgreens Boots Alliance, Inc.	8,587,318
189,639	Wal-Mart Stores, Inc.	14,351,880
40,795	Whole Foods Market, Inc.	1,717,877

		50,109,447

Shares		Fair Value
Common Stocks, continued
Food Products (1.3%):
73,353	Archer-Daniels-Midland Co.	$3,035,347
25,056	Campbell Soup Co.^	1,306,670
52,001	ConAgra Foods, Inc.	1,859,556
74,025	General Mills, Inc.	4,100,985
18,009	Hershey Co. (The)	1,933,626
34,575	Hormel Foods Corp.^	1,179,353
14,980	JM Smucker Co. (The)	1,772,583
32,433	Kellogg Co.^	2,252,796
76,627	Kraft Heinz Co. (The)	6,562,337
14,804	McCormick & Co.^	1,443,538
194,838	Mondelez International, Inc., Class A	8,415,054
37,063	Tyson Foods, Inc., Class A	2,321,256

		36,183,101

Health Care Equipment & Supplies (2.8%):
222,813	Abbott Laboratories	10,830,940
9,695	Align Technology, Inc.*	1,455,413
62,683	Baxter International, Inc.	3,794,829
29,204	Becton, Dickinson & Co.^	5,697,992
175,924	Boston Scientific Corp.*	4,876,613
9,310	C.R. Bard, Inc.	2,942,984
6,290	Cooper Cos., Inc. (The)	1,505,952
78,453	Danaher Corp.	6,620,649
29,776	DENTSPLY SIRONA, Inc.	1,930,676
26,968	Edwards Lifesciences Corp.*	3,188,696
36,043	Hologic, Inc.*	1,635,631
11,532	IDEXX Laboratories, Inc.*	1,861,495
4,734	Intuitive Surgical, Inc.*^	4,428,042
175,744	Medtronic plc	15,597,281
39,849	Stryker Corp.^	5,530,244
11,844	Varian Medical Systems, Inc.*^	1,222,182
25,864	Zimmer Holdings, Inc.	3,320,938

		76,440,557

Health Care Providers & Services (2.8%):
42,604	Aetna, Inc.	6,468,565
21,764	AmerisourceBergen Corp.^	2,057,351
34,035	Anthem, Inc.	6,403,005
40,605	Cardinal Health, Inc.	3,163,942
22,171	Centene Corp.*	1,771,019
32,887	Cigna Corp.	5,504,955
20,281	DaVita, Inc.*	1,313,398
15,651	Envision Healthcare Corp.*^	980,848
76,251	Express Scripts Holding Co.*^	4,867,864
36,786	HCA Holdings, Inc.*	3,207,739
10,348	Henry Schein, Inc.*^	1,893,891
18,543	Humana, Inc.	4,461,817
13,163	Laboratory Corp. of America Holdings*	2,028,945
27,098	McKesson Corp.	4,458,705
9,982	Patterson Cos., Inc.^	468,655
17,604	Quest Diagnostics, Inc.	1,956,861
123,708	UnitedHealth Group, Inc.	22,937,936
11,565	Universal Health Services, Inc., Class B	1,411,855

		75,357,351

Continued

4

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology (0.1%):
37,804	Cerner Corp.*	$2,512,832

Hotels, Restaurants & Leisure (1.7%):
53,793	Carnival Corp., Class A	3,527,207
3,713	Chipotle Mexican Grill, Inc.*^	1,544,979
16,011	Darden Restaurants, Inc.^	1,448,035
25,261	Hilton Worldwide Holdings, Inc.^	1,562,393
39,921	Marriott International, Inc., Class A	4,004,476
104,642	McDonald’s Corp.	16,026,968
21,574	Royal Caribbean Cruises, Ltd.	2,356,528
185,934	Starbucks Corp.	10,841,812
13,708	Wyndham Worldwide Corp.	1,376,420
10,283	Wynn Resorts, Ltd.	1,379,156
42,524	Yum! Brands, Inc.	3,136,570

		47,204,544

Household Durables (0.5%):
44,954	D.R. Horton, Inc.	1,554,060
14,413	Garmin, Ltd.^	735,495
17,070	Leggett & Platt, Inc.^	896,687
26,651	Lennar Corp., Class A	1,421,031
8,128	Mohawk Industries, Inc.*	1,964,456
62,742	Newell Rubbermaid, Inc.	3,364,227
37,565	PulteGroup, Inc.^	921,469
9,646	Whirlpool Corp.^	1,848,367

		12,705,792

Household Products (1.7%):
32,079	Church & Dwight Co., Inc.	1,664,259
16,692	Clorox Co. (The)	2,224,042
113,429	Colgate-Palmolive Co.	8,408,492
45,590	Kimberly-Clark Corp.	5,886,125
328,312	Procter & Gamble Co. (The)	28,612,390

		46,795,308

Independent Power & Renewable Electricity Producers (0.1%):
83,384	AES Corp. (The)	926,396
38,863	NRG Energy, Inc.	669,221

		1,595,617

Industrial Conglomerates (2.3%):
76,722	3M Co., Class C	15,972,753
1,117,889	General Electric Co.	30,194,182
97,878	Honeywell International, Inc.	13,046,159
13,116	Roper Industries, Inc.	3,036,747

		62,249,841

Insurance (2.7%):
50,994	Aflac, Inc.	3,961,214
46,838	Allstate Corp. (The)	4,142,353
112,951	American International Group, Inc.	7,061,696
33,671	Aon plc	4,476,559
23,606	Arthur J. Gallagher & Co.	1,351,444
7,233	Assurant, Inc.	749,990
59,960	Chubb, Ltd.	8,716,984
19,299	Cincinnati Financial Corp.^	1,398,213
5,272	Everest Re Group, Ltd.	1,342,198

Shares		Fair Value
Common Stocks, continued
Insurance, continued
47,240	Hartford Financial Services Group, Inc. (The)	$2,483,407
28,853	Lincoln National Corp.	1,949,886
35,534	Loews Corp.	1,663,347
66,201	Marsh & McLennan Cos., Inc.	5,161,030
138,758	MetLife, Inc.	7,623,364
34,474	Principal Financial Group, Inc.^	2,208,749
75,533	Progressive Corp. (The)	3,330,250
55,104	Prudential Financial, Inc.	5,958,947
14,024	Torchmark Corp.	1,072,836
35,899	Travelers Cos., Inc. (The)	4,542,300
29,803	UnumProvident Corp.	1,389,714
16,342	Willis Towers Watson plc^	2,377,107
34,582	XL Group, Ltd.	1,514,692

		74,476,280

Internet & Direct Marketing Retail (2.7%):
50,922	Amazon.com, Inc.*	49,292,496
15,635	Expedia, Inc.^	2,328,833
55,348	Netflix, Inc.*	8,269,545
6,314	Priceline Group, Inc. (The)*^	11,810,463
13,938	TripAdvisor, Inc.*^	532,432

		72,233,769

Internet Software & Services (4.5%):
22,896	Akamai Technologies, Inc.*^	1,140,450
38,205	Alphabet, Inc., Class A*	35,518,424
38,303	Alphabet, Inc., Class C*	34,807,085
129,325	eBay, Inc.*	4,516,029
303,407	Facebook, Inc., Class A*	45,808,389
11,461	VeriSign, Inc.*^	1,065,415

		122,855,792

IT Services (3.8%):
79,622	Accenture plc, Class C	9,847,649
7,264	Alliance Data Systems Corp.	1,864,596
57,469	Automatic Data Processing, Inc.	5,888,274
75,666	Cognizant Technology Solutions Corp., Class A	5,024,222
19,223	CSRA, Inc.	610,330
36,405	Dxc Technology Co.	2,792,992
42,484	Fidelity National Information Services, Inc.	3,628,134
27,296	Fiserv, Inc.*	3,339,393
11,790	Gartner, Inc.*	1,456,183
19,821	Global Payments, Inc.	1,790,233
109,759	International Business Machines Corp.	16,884,227
120,425	MasterCard, Inc., Class A	14,625,616
41,441	Paychex, Inc.	2,359,651
143,474	PayPal Holdings, Inc.*	7,700,250
21,336	Total System Services, Inc.	1,242,822
237,007	Visa, Inc., Class A^	22,226,515
62,709	Western Union Co.^	1,194,606

		102,475,693

Continued

5

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Leisure Products (0.1%):
14,458	Hasbro, Inc.	$1,612,212
43,391	Mattel, Inc.^	934,208

		2,546,420

Life Sciences Tools & Services (0.7%):
41,971	Agilent Technologies, Inc.	2,489,300
18,766	Illumina, Inc.*	3,256,276
3,371	Mettler-Toledo International, Inc.*	1,983,968
14,633	PerkinElmer, Inc.	997,093
50,238	Thermo Fisher Scientific, Inc.	8,765,024
10,433	Waters Corp.*	1,918,003

		19,409,664

Machinery (1.5%):
75,660	Caterpillar, Inc.^	8,130,423
19,864	Cummins, Inc.	3,222,338
37,806	Deere & Co.	4,672,444
20,036	Dover Corp.	1,607,288
16,269	Flowserve Corp.^	755,370
38,774	Fortive Corp.	2,456,333
39,936	Illinois Tool Works, Inc.^	5,720,831
32,912	Ingersoll-Rand plc	3,007,828
45,429	PACCAR, Inc.^	3,000,131
17,123	Parker Hannifin Corp.	2,736,598
21,363	Pentair plc	1,421,494
7,467	Snap-On, Inc.^	1,179,786
19,667	Stanley Black & Decker, Inc.	2,767,737
23,153	Xylem, Inc.^	1,283,371

		41,961,972

Media (2.9%):
47,353	CBS Corp., Class B^	3,020,174
27,696	Charter Communications, Inc., Class A*	9,329,398
607,536	Comcast Corp., Class A	23,645,301
18,092	Discovery Communications, Inc., Class A*^	467,316
27,242	Discovery Communications, Inc., Class C*	686,771
29,606	DISH Network Corp., Class A*	1,858,073
51,386	Interpublic Group of Cos., Inc. (The)^	1,264,096
50,669	News Corp., Class A	694,165
15,698	News Corp., Class B^	222,127
29,929	Omnicom Group, Inc.^	2,481,114
12,714	Scripps Networks Interactive, Class C^	868,493
99,584	Time Warner, Inc.	9,999,229
135,229	Twenty-First Century Fox, Inc.	3,832,390
61,669	Twenty-First Century Fox, Inc., Class B	1,718,715
45,001	Viacom, Inc., Class B	1,510,684
186,755	Walt Disney Co. (The)	19,842,719

		81,440,765

Metals & Mining (0.2%):
173,845	Freeport-McMoRan Copper & Gold, Inc.*	2,087,878
68,573	Newmont Mining Corp.	2,221,079
41,026	Nucor Corp.	2,374,176

		6,683,133

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.4%):
32,442	Dollar General Corp.^	$2,338,744
30,440	Dollar Tree, Inc.*	2,128,365
22,269	Kohl’s Corp.^	861,142
38,822	Macy’s, Inc.^	902,223
14,300	Nordstrom, Inc.^	683,969
70,891	Target Corp.^	3,706,890

		10,621,333

Multi-Utilities (1.0%):
31,224	Ameren Corp.	1,707,016
55,478	CenterPoint Energy, Inc.	1,518,988
36,094	CMS Energy Corp.	1,669,348
39,251	Consolidated Edison, Inc.^	3,172,266
80,787	Dominion Energy, Inc.	6,190,707
23,067	DTE Energy Co.	2,440,258
42,750	NiSource, Inc.	1,084,140
65,033	Public Service Enterprise Group, Inc.	2,797,069
18,410	SCANA Corp.	1,233,654
32,234	Sempra Energy	3,634,384
40,577	WEC Energy Group, Inc.^	2,490,616

		27,938,446

Oil, Gas & Consumable Fuels (5.0%):
72,012	Anadarko Petroleum Corp.	3,265,024
48,914	Apache Corp.^	2,344,448
59,947	Cabot Oil & Gas Corp.	1,503,471
97,564	Chesapeake Energy Corp.*^	484,893
243,202	Chevron Corp.	25,373,264
12,253	Cimarex Energy Co.	1,151,905
19,054	Concho Resources, Inc.*^	2,315,633
158,877	ConocoPhillips Co.	6,984,233
68,035	Devon Energy Corp.	2,175,079
74,142	EOG Resources, Inc.	6,711,334
22,325	EQT Corp.^	1,308,022
543,372	Exxon Mobil Corp.	43,866,421
34,274	Hess Corp.^	1,503,600
246,653	Kinder Morgan, Inc.	4,725,871
109,548	Marathon Oil Corp.^	1,298,144
66,663	Marathon Petroleum Corp.	3,488,475
21,642	Murphy Oil Corp.^	554,684
26,494	Newfield Exploration Co.*^	754,019
56,730	Noble Energy, Inc.	1,605,459
98,207	Occidental Petroleum Corp.	5,879,653
48,813	ONEOK, Inc.^	2,546,086
56,361	Phillips 66	4,660,491
21,859	Pioneer Natural Resources Co.^	3,488,259
25,098	Range Resources Corp.^	581,521
19,800	Tesoro Corp.	1,853,280
57,471	Valero Energy Corp.^	3,876,994
106,207	Williams Cos., Inc. (The)	3,215,948

		137,516,211

Continued

6

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Personal Products (0.1%):
60,160	Coty, Inc., Class A^	$1,128,602
29,181	Estee Lauder Co., Inc. (The), Class A^	2,800,792

		3,929,394

Pharmaceuticals (4.9%):
43,128	Allergan plc	10,483,986
211,527	Bristol-Myers Squibb Co.	11,786,284
124,679	Eli Lilly & Co.	10,261,082
345,777	Johnson & Johnson Co.	45,742,839
13,271	Mallinckrodt plc*^	594,674
351,120	Merck & Co., Inc.	22,503,281
59,284	Mylan NV*	2,301,405
18,423	Perrigo Co. plc^	1,391,305
766,090	Pfizer, Inc.	25,732,963
63,067	Zoetis, Inc.	3,934,119

		134,731,938

Professional Services (0.3%):
15,462	Equifax, Inc.	2,124,788
41,561	IHS Markit, Ltd.*^	1,830,346
43,051	Nielsen Holdings plc^	1,664,352
16,316	Robert Half International, Inc.^	782,026
20,017	Verisk Analytics, Inc.*	1,688,834

		8,090,346

Real Estate Management & Development (0.1%):
39,585	CBRE Group, Inc., Class A*	1,440,894

Road & Rail (0.9%):
118,510	CSX Corp.	6,465,906
11,222	J.B. Hunt Transport Services, Inc.	1,025,466
13,805	Kansas City Southern	1,444,693
37,231	Norfolk Southern Corp.	4,531,013
103,673	Union Pacific Corp.	11,291,026

		24,758,104

Semiconductors & Semiconductor Equipment (3.3%):
100,957	Advanced Micro Devices, Inc.*^	1,259,943
47,429	Analog Devices, Inc.	3,689,976
138,028	Applied Materials, Inc.	5,701,937
51,533	Broadcom, Ltd.	12,009,765
604,509	Intel Corp.	20,396,133
20,230	KLA-Tencor Corp.	1,851,247
20,734	Lam Research Corp.^	2,932,410
27,999	Microchip Technology, Inc.^	2,160,963
134,690	Micron Technology, Inc.*	4,021,843
76,397	NVIDIA Corp.	11,043,950
16,308	Qorvo, Inc.*	1,032,623
189,704	QUALCOMM, Inc.	10,475,455
23,728	Skyworks Solutions, Inc.	2,276,702
127,932	Texas Instruments, Inc.	9,841,809
31,908	Xilinx, Inc.^	2,052,323

		90,747,079

Shares		Fair Value
Common Stocks, continued
Software (4.7%):
89,072	Activision Blizzard, Inc.	$5,127,875
63,526	Adobe Systems, Inc.*	8,985,117
10,977	ANSYS, Inc.*	1,335,681
24,936	Autodesk, Inc.*	2,514,048
40,305	CA, Inc.^	1,389,313
19,457	Citrix Systems, Inc.*	1,548,388
39,834	Electronic Arts, Inc.*	4,211,250
31,274	Intuit, Inc.	4,153,500
990,960	Microsoft Corp.	68,306,873
385,618	Oracle Corp.	19,334,887
23,184	Red Hat, Inc.*	2,219,868
85,843	Salesforce.com, Inc.*	7,434,004
78,224	Symantec Corp.	2,209,828
19,775	Synopsys, Inc.*	1,442,191

		130,212,823

Specialty Retail (2.2%):
9,793	Advance Auto Parts, Inc.^	1,141,766
8,860	AutoNation, Inc.*^	373,538
3,622	AutoZone, Inc.*^	2,066,206
19,397	Bed Bath & Beyond, Inc.^	589,669
34,133	Best Buy Co., Inc.^	1,956,845
24,360	CarMax, Inc.*^	1,536,142
17,382	Foot Locker, Inc.	856,585
29,407	Gap, Inc. (The)^	646,660
153,475	Home Depot, Inc. (The)	23,543,064
31,007	L Brands, Inc.^	1,670,967
110,187	Lowe’s Cos., Inc.	8,542,798
11,700	O’Reilly Automotive, Inc.*^	2,559,258
50,387	Ross Stores, Inc.	2,908,842
8,828	Signet Jewelers, Ltd.^	558,283
86,349	Staples, Inc.	869,534
13,801	Tiffany & Co.	1,295,500
82,625	TJX Cos., Inc. (The)	5,963,046
16,713	Tractor Supply Co.^	906,012
7,500	Ulta Salon, Cosmetics & Fragrance, Inc.*	2,155,050

		60,139,765

Technology Hardware, Storage & Peripherals (4.1%):
669,206	Apple, Inc.	96,379,049
213,948	Hewlett Packard Enterprise Co.	3,549,397
216,311	HP, Inc.	3,781,116
35,295	NetApp, Inc.^	1,413,565
38,169	Seagate Technology plc^	1,479,049
37,834	Western Digital Corp.	3,352,092
28,407	Xerox Corp.	816,133

		110,770,401

Textiles, Apparel & Luxury Goods (0.7%):
36,183	Coach, Inc.	1,712,903
48,120	Hanesbrands, Inc.^	1,114,459
20,521	Michael Kors Holdings, Ltd.*	743,886
170,173	Nike, Inc., Class C	10,040,208
10,056	PVH Corp.	1,151,412
6,918	Ralph Lauren Corp.^	510,548

Continued

7

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
24,437	Under Armour, Inc., Class A*^	$531,749
24,570	Under Armour, Inc., Class C*^	495,331
41,201	VF Corp.^	2,373,178

		18,673,674

Tobacco (1.8%):
247,981	Altria Group, Inc.	18,467,145
199,379	Philip Morris International, Inc.	23,417,064
106,277	Reynolds American, Inc.	6,912,256

		48,796,465

Trading Companies & Distributors (0.2%):
37,438	Fastenal Co.^	1,629,676
10,880	United Rentals, Inc.*^	1,226,285
7,016	W.W. Grainger, Inc.^	1,266,598

		4,122,559

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Water Utilities (0.1%):
23,413	American Water Works Co., Inc.	$1,825,042

Total Common Stocks (Cost $1,801,314,947)		2,669,980,425

Securities Held as Collateral for Securities on Loan (8.4%):
$ 229,487,561	AZL S&P 500 Index Fund Securities Lending Collateral Account(a)	229,487,561

Total Securities Held as Collateral for Securities on Loan (Cost $229,487,561)		229,487,561

Unaffiliated Investment Company (1.9%):
52,013,752	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.75%(b)	52,013,752

Total Unaffiliated Investment Company (Cost $52,013,752)		52,013,752

Total Investment Securities (Cost $2,082,816,260)(c) — 108.3%		2,951,481,738
Net other assets (liabilities) — (8.3)%		(226,453,496)

Net Assets — 100.0%		$2,725,028,242

Percentages indicated are based on net assets as of June 30, 2017.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $225,464,959.

+	Affiliated Securities

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(b)	The rate represents the effective yield at June 30, 2017.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $1,926,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/15/17	454	$54,954,430	$(206,022)

See accompanying notes to the financial statements.

8

AZL S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$2,079,208,641
Investments in affiliates, at cost	3,607,619

Total Investment securities, at cost	$2,082,816,260

Investments in non-affiliates, at value	$2,944,903,969
Investments in affiliates, at value	6,577,769

Total Investment securities, at value*	$2,951,481,738

Cash	6
Segregated cash for collateral	1,926,000
Interest and dividends receivable	2,741,481
Receivable for capital shares issued	1,212,952
Receivable for investments sold	159,000
Receivable for variation margin on futures contracts	21,902
Reclaims receivable	2,165

Total Assets	2,957,545,244

Liabilities:
Payable for investments purchased	1,087,700
Payable for capital shares redeemed	289,839
Payable for collateral received on loaned securities	229,487,561
Manager fees payable	383,817
Administration fees payable	63,084
Distribution fees payable	549,088
Custodian fees payable	12,483
Administrative and compliance services fees payable	10,769
Transfer agent fees payable	2,333
Trustee fees payable	21,687
Other accrued liabilities	608,641

Total Liabilities	232,517,002

Net Assets	$2,725,028,242

Net Assets Consist of:
Capital	$1,666,179,735
Accumulated net investment income/(loss)	45,779,451
Accumulated net realized gains/(losses) from investment transactions	144,609,591
Net unrealized appreciation/(depreciation) on investments	868,459,465

Net Assets	$2,725,028,242

Class 1
Net Assets	$74,100,495
Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,794,880
Net Asset Value (offering and redemption price per share)	$15.45

Class 2
Net Assets	$2,650,927,747
Shares of beneficial interest (unlimited number of shares authorized, no par value)	172,797,588
Net Asset Value (offering and redemption price per share)	$15.34

*	Includes securities on loan of $225,464,959.

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$26,657,627
Dividends from affiliates	79,395
Interest	4,704
Income from securities lending	259,753
Foreign withholding tax	(553)

Total Investment Income	27,000,926

Expenses:
Manager fees	2,283,331
Administration fees	338,940
Distribution fees — Class 2	3,265,909
Custodian fees	47,812
Administrative and compliance services fees	26,087
Transfer agent fees	9,037
Trustee fees	84,622
Professional fees	89,142
Shareholder reports	35,359
Other expenses	381,486

Total expenses	6,561,725

Net Investment Income/(Loss)	20,439,201

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	47,384,041
Net realized gains/(losses) on securities transactions from affiliates	164,331
Net realized gains/(losses) on futures contracts	1,867,001
Change in net unrealized appreciation/depreciation on investments	164,845,595

Net Realized/Unrealized Gains/(Losses) on Investments	214,260,968

Change in Net Assets Resulting From Operations	$234,700,169

See accompanying notes to the financial statements.

9

AZL S&P 500 Index Fund

Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$20,439,201	$26,116,190
Net realized gains/(losses) on investment transactions	49,415,373	118,985,130
Change in unrealized appreciation/depreciation on investments	164,845,595	59,736,496

Change in net assets resulting from operations	234,700,169	204,837,816

Distributions to Shareholders:
From net investment income:
Class 1	—	(437,996)
Class 2	—	(22,169,172)
From net realized gains:
Class 1	—	(2,013,892)
Class 2	—	(118,029,175)

Change in net assets resulting from distributions to shareholders	—	(142,650,235)

Capital Transactions:
Class 1
Proceeds from shares issued	9,449	52,913,478
Proceeds from dividends reinvested	—	2,451,888
Value of shares redeemed	(5,042,814)	(5,383,908)

Total Class 1 Shares	(5,033,365)	49,981,458

Class 2
Proceeds from shares issued	18,265,190	869,201,268
Proceeds from shares issued in merger	—	448,802,807
Proceeds from dividends reinvested	—	140,198,347
Value of shares redeemed	(157,726,098)	(179,136,993)

Total Class 2 Shares	(139,460,908)	1,279,065,429

Change in net assets resulting from capital transactions	(144,494,273)	1,329,046,887

Change in net assets	90,205,896	1,391,234,468
Net Assets:
Beginning of period	2,634,822,346	1,243,587,878

End of period	$2,725,028,242	$2,634,822,346

Accumulated net investment income/(loss)	$45,779,451	$25,340,250

Share Transactions:
Class 1
Shares issued	573	3,930,237
Dividends reinvested	—	183,387
Shares redeemed	(337,082)	(380,983)

Total Class 1 Shares	(336,509)	3,732,641

Class 2
Shares issued	1,226,880	64,967,103
Shares issued in merger	—	33,492,747
Dividends reinvested	—	10,541,229
Shares redeemed	(10,623,596)	(12,789,292)

Total Class 2 Shares	(9,396,716)	96,211,787

Change in shares	(9,733,225)	99,944,428

See accompanying notes to the financial statements.

10

AZL S&P 500 Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$14.15		$14.31	$14.50	$12.96	$9.95	$8.71

Investment Activities:
Net Investment Income/(Loss)	0.13	(a)	0.28 (a)	0.27 (a)	0.24 (a)	0.21 (a)	0.19 (a)
Net Realized and Unrealized Gains/(Losses) on Investments	1.17		1.30	(0.12)	1.49	2.96	1.17

Total from Investment Activities	1.30		1.58	0.15	1.73	3.17	1.36

Dividends to Shareholders From:
Net Investment Income	—		(0.31)	(0.34)	(0.19)	(0.16)	(0.12)
Net Realized Gains	—		(1.43)	—	—	—	—

Total Dividends	—		(1.74)	(0.34)	(0.19)	(0.16)	(0.12)

Net Asset Value, End of Period	$15.45		$14.15	$14.31	$14.50	$12.96	$9.95

Total Return(b)	9.19	%(c)	11.79%	1.16%	13.41%	32.02%	15.66%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$74,100		$72,604	$20,022	$21,304	$19,334	$14,828
Net Investment Income/(Loss)(d)	1.71%		1.98%	1.86%	1.76%	1.81%	2.00%
Expenses Before Reductions(d)(e)	0.25%		0.24%	0.24%	0.24%	0.24%	0.26%
Expenses Net of Reductions(d)	0.25%		0.24%	0.24%	0.24%	0.24%	0.26%
Portfolio Turnover Rate(f)	1	%(c)	23%	8%	3%	4%	3%
Class 2
Net Asset Value, Beginning of Period	$14.06		$14.23	$14.40	$12.88	$9.90	$8.67

Investment Activities:
Net Investment Income/(Loss)	0.11	(a)	0.24 (a)	0.23 (a)	0.20 (a)	0.18 (a)	0.17 (a)
Net Realized and Unrealized Gains/(Losses) on Investments	1.17		1.29	(0.11)	1.48	2.94	1.17

Total from Investment Activities	1.28		1.53	0.12	1.68	3.12	1.34

Dividends to Shareholders From:
Net Investment Income	—		(0.27)	(0.29)	(0.16)	(0.14)	(0.11)
Net Realized Gains	—		(1.43)	—	—	—	—

Total Dividends	—		(1.70)	(0.29)	(0.16)	(0.14)	(0.11)

Net Asset Value, End of Period	$15.34		$14.06	$14.23	$14.40	$12.88	$9.90

Total Return(b)	9.10	%(c)	11.45%	0.95%	13.12%	31.66%	15.42%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,650,928		$2,562,218	$1,223,566	$1,743,919	$1,547,689	$1,019,853
Net Investment Income/(Loss)(d)	1.46%		1.75%	1.58%	1.51%	1.56%	1.77%
Expenses Before Reductions(d)(e)	0.50%		0.49%	0.49%	0.49%	0.49%	0.51%
Expenses Net of Reductions(d)	0.50%		0.49%	0.49%	0.49%	0.49%	0.51%
Portfolio Turnover Rate(f)	1	%(c)	23%	8%	3%	4%	3%

(a)	Average shares method used in calculation.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

11

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL S&P 500 Index Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

12

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $256 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $25,555 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions
Common Stocks	$229,487,561	$—	$—	$—	$229,487,561

Total Securities Lending Transactions	229,487,561	—	—	—	229,487,561

Total Borrowings	$229,487,561	$—	$—	$—	$229,487,561

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$229,487,561

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2017, the Fund engaged in such affiliated transactions at the current market price.

The Fund is permitted to purchase and sell securities (“crosstrade”) from and to other Allianz Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with the Rule. Each crosstrade is executed at the current market price in compliance with provisions of the Rule. For the period, the Fund participated in the following crosstrade transactions:

	Purchases	Sales	Realized (Gain/Loss)
AZL S&P 500 Index Fund	$15,420,525	$6,320,447	$(2,060,407)

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2017, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional

13

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

amount of futures contracts outstanding was $55.0 million as of June 30, 2017. The monthly average notional amount for these contracts was $35.7 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation on futures contracts	$206,022

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$1,867,001	$(324,117)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL S&P 500 Index Fund Class 1	0.17%	0.46%
AZL S&P 500 Index Fund Class 2	0.17%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June, 30, 2017, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2017, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2017 is as follows:

	Fair Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Fair Value 6/30/2017	Dividend Income
BlackRock Inc., Class A	$6,185,678	$—	$(149,572)	$164,331	$6,577,769	$79,395

	$6,185,678	$—	$(149,572)	$164,331	$6,577,769	$79,395

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

14

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $16,149 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$2,669,980,425	$—	$2,669,980,425
Securities Held as Collateral for Securities on Loan	—	229,487,561	229,487,561
Unaffiliated Investment Company	52,013,752	—	52,013,752

Total Investment Securities	2,721,994,177	229,487,561	2,951,481,738

15

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Investment Securities:	Level 1	Level 2	Total

Other Financial Instruments:*
Futures Contracts	$(206,022)	$—	$(206,022)

Total Investments	$2,721,788,155	$229,487,561	$2,951,275,716

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL S&P 500 Index Fund	$38,391,530	$159,636,169

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $2,106,662,195. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$890,582,108
Unrealized (depreciation)	(45,762,565)

Net unrealized appreciation/(depreciation)	$844,819,543

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL S&P 500 Index Fund	$22,607,168	$120,043,067	$142,650,235

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL S&P 500 Index Fund	$31,177,960	$118,704,190	$—	$674,266,188	$824,148,338

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2017.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

16

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® Small Cap Stock Index Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 19

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Small Cap Stock Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Small Cap Stock Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Small Cap Stock Index Fund, Class 1	$1,000.00	$1,027.20	$1.71	0.34%
AZL Small Cap Stock Index Fund, Class 2	$1,000.00	$1,026.00	$2.96	0.59%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Small Cap Stock Index Fund, Class 1	$1,000.00	$1,023.11	$1.71	0.34%
AZL Small Cap Stock Index Fund, Class 2	$1,000.00	$1,021.87	$2.96	0.59%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Industrials	19.1%
Consumer Discretionary	15.9
Financials	15.9
Information Technology	14.3
Health Care	12.7
Real Estate	6.4
Materials	5.4
Consumer Staples	3.1
Energy	2.9
Utilities	2.8
Telecommunication Services	0.9

Total Common Stocks	99.4
Rights	— ^
Securities Held as Collateral for Securities on Loan	27.2
Money Market	0.2

Total Investment Securities	126.8
Net other assets (liabilities)	(26.8)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (99.4%):
Aerospace & Defense (1.8%):
38,952	AAR Corp.^	$1,353,972
91,971	Aerojet Rocketdyne Holdings, Inc.*^	1,912,997
24,432	AeroVironment, Inc.*^	933,302
63,751	Axon Enterprise, Inc.*^	1,602,700
30,296	Cubic Corp.^	1,402,705
21,624	Engility Holdings, Inc.*	614,122
58,705	Mercury Computer Systems, Inc.*^	2,470,893
39,453	Moog, Inc., Class A*	2,829,569
6,352	National Presto Industries, Inc.^	701,896
61,035	Triumph Group, Inc.^	1,928,706

		15,750,862

Air Freight & Logistics (0.7%):
30,936	Atlas Air Worldwide Holdings, Inc.*^	1,613,312
32,460	Echo Global Logistics, Inc.*^	645,954
36,535	Forward Air Corp.^	1,946,585
40,839	Hub Group, Inc.*	1,566,176

		5,772,027

Airlines (0.8%):
15,894	Allegiant Travel Co.^	2,155,226
64,654	Hawaiian Holdings, Inc.*^	3,035,506
62,444	SkyWest, Inc.^	2,191,784

		7,382,516

Auto Components (1.8%):
103,192	American Axle & Manufacturing Holdings, Inc.*^	1,609,795
21,638	Cooper-Standard Holding, Inc.*^	2,182,625
35,860	Dorman Products, Inc.*^	2,968,132
40,925	Fox Factory Holding Corp.*	1,456,930
44,090	Gentherm, Inc.*^	1,710,692
30,046	LCI Industries^	3,076,710
22,096	Motorcar Parts of America, Inc.*^	623,991
23,781	Standard Motor Products, Inc.^	1,241,844
27,121	Superior Industries International, Inc.^	557,337

		15,428,056

Automobiles (0.1%):
32,088	Winnebago Industries, Inc.^	1,123,080

Banks (8.0%):
45,660	Ameris Bancorp^	2,200,812
62,240	Banc of California, Inc.^	1,338,160
32,564	Banner Corp.^	1,840,192
104,621	Boston Private Financial Holdings, Inc.^	1,605,932
95,190	Brookline Bancorp, Inc.	1,389,774
38,393	Central Pacific Financial Corp.^	1,208,228
19,459	City Holding Co.^	1,281,764
71,842	Columbia Banking System, Inc.	2,862,904
60,030	Community Bank System, Inc.^	3,347,873
36,222	Customers Bancorp, Inc.*^	1,024,358
124,640	CVB Financial Corp.^	2,795,675
27,603	Fidelity Southern Corp.	631,005
197,485	First Bancorp*	1,143,438
109,453	First Commonwealth Financial Corp.^	1,387,864
76,836	First Financial Bancorp^	2,128,357
81,460	First Financial Bankshares, Inc.^	3,600,533
100,422	First Midwest Bancorp, Inc.^	2,340,837

Shares		Fair Value
Common Stocks, continued
Banks, continued
94,337	Glacier Bancorp, Inc.^	$3,453,678
72,389	Great Western Bancorp, Inc.^	2,954,195
40,036	Hanmi Financial Corp.	1,139,024
156,894	Hope BanCorp, Inc.^	2,926,073
33,389	Independent Bank Corp.^	2,225,377
51,706	LegacyTexas Financial Group, Inc.^	1,971,550
33,284	National Bank Holdings Corp.	1,102,033
53,571	NBT Bancorp, Inc.^	1,979,448
55,858	OFG Bancorp	558,580
166,924	Old National Bancorp^	2,879,439
23,767	Opus Bank^	575,161
42,953	S & T Bancorp, Inc.^	1,540,295
54,345	ServisFirst Bancshares, Inc.^	2,004,787
36,779	Simmons First National Corp., Class A^	1,945,609
33,762	Southside Bancshares, Inc.^	1,179,644
165,244	Sterling Bancorp^	3,841,924
15,213	Tompkins Financial Corp.^	1,197,567
87,888	United Community Banks, Inc.	2,443,286
32,300	Westamerica Bancorp^	1,810,092

		69,855,468

Beverages (0.2%):
5,784	Coca-Cola Bottling Co. Consolidated^	1,323,784

Biotechnology (1.9%):
58,053	Acorda Therapeutics, Inc.*^	1,143,644
44,779	AMAG Pharmaceuticals, Inc.*^	823,934
57,034	Cytokinetics, Inc.*^	690,111
9,978	Eagle Pharmaceuticals, Inc.*^	787,164
43,200	Emergent Biosolutions, Inc.*^	1,464,912
17,694	Enanta Pharmaceuticals, Inc.*^	636,630
23,184	Ligand Pharmaceuticals, Inc., Class B*^	2,814,537
124,460	Mimedx Group, Inc.*^	1,863,166
81,915	Momenta Pharmaceuticals, Inc.*^	1,384,364
84,046	Myriad Genetics, Inc.*^	2,171,749
87,226	Progenics Pharmaceuticals, Inc.*^	592,265
41,768	Repligen Corp.*^	1,730,866
88,324	Spectrum Pharmaceuticals, Inc.*^	658,014

		16,761,356

Building Products (2.1%):
46,380	AAON, Inc.^	1,709,103
16,960	American Woodmark Corp.*	1,620,528
35,071	Apogee Enterprises, Inc.^	1,993,436
37,672	Gibraltar Industries, Inc.*^	1,343,007
38,842	Griffon Corp.^	852,582
19,779	Insteel Industries, Inc.^	652,114
19,744	Patrick Industries, Inc.*^	1,438,350
63,169	PGT, Inc.*^	808,563
43,019	Quanex Building Products Corp.^	909,852
48,873	Simpson Manufacturing Co., Inc.^	2,136,239
35,922	Trex Co., Inc.*^	2,430,482
25,232	Universal Forest Products, Inc.	2,203,006

		18,097,262

Capital Markets (1.5%):
39,586	Donnelley Financial Solutions, Inc.*	908,895
70,648	Financial Engines, Inc.^	2,585,716

Continued

2

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
34,994	Greenhill & Co., Inc.^	$703,379
83,123	Interactive Brokers Group, Inc., Class A^	3,110,462
19,517	INTL FCStone, Inc.*	736,962
14,503	Investment Technology Group, Inc.	308,044
18,065	Piper Jaffray Cos., Inc.	1,082,997
8,263	Virtus Investment Partners, Inc.^	916,780
70,998	Waddell & Reed Financial, Inc., Class A^	1,340,442
131,150	WisdomTree Investments, Inc.^	1,333,796

		13,027,473

Chemicals (3.0%):
36,705	A. Schulman, Inc.	1,174,560
37,425	Advansix, Inc.*	1,169,157
31,673	American Vanguard Corp.^	546,359
38,911	Balchem Corp.^	3,023,774
62,231	Calgon Carbon Corp.^	939,688
67,518	Flotek Industries, Inc.*^	603,611
27,988	Futurefuel Corp.	422,339
61,939	H.B. Fuller Co.^	3,165,702
11,296	Hawkins, Inc.	523,570
51,674	Ingevity Corp.*	2,966,088
24,435	Innophos Holdings, Inc.	1,071,230
29,515	Innospec, Inc.	1,934,708
26,132	Koppers Holdings, Inc.*	944,672
38,637	Kraton Performance Polymers, Inc.*^	1,330,658
26,610	LSB Industries, Inc.*^	274,881
16,267	Quaker Chemical Corp.	2,362,456
54,348	Rayonier Advanced Materials, Inc.^	854,351
23,978	Stepan Co.	2,089,443
30,662	Tredegar Corp.^	467,596

		25,864,843

Commercial Services & Supplies (3.6%):
68,544	ABM Industries, Inc.^	2,845,947
57,898	Brady Corp., Class A^	1,962,742
55,463	Brink’s Co. (The)	3,716,021
47,049	Essendant, Inc.^	697,737
88,360	Healthcare Services Group, Inc.^	4,137,898
76,352	Interface, Inc.^	1,500,317
42,934	LSC Communications, Inc.	918,788
39,361	Matthews International Corp., Class A^	2,410,861
53,726	Mobile Mini, Inc.^	1,603,721
16,284	Multi-Color Corp.^	1,328,774
87,837	RR Donnelley & Sons Co.^	1,101,476
36,458	Team, Inc.*^	854,940
70,138	Tetra Tech, Inc.^	3,208,814
18,858	UniFirst Corp.^	2,653,321
27,153	US Ecology, Inc.^	1,371,227
25,277	Viad Corp.	1,194,338

		31,506,922

Communications Equipment (1.7%):
60,277	ADTRAN, Inc.	1,244,720
21,727	Applied Optoelectronics, Inc.*^	1,342,511
10,189	Bel Fuse, Inc., Class B^	251,668
18,439	Black Box Corp.^	157,653
42,435	CalAmp Corp.*^	862,704

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
30,713	Comtech Telecommunications Corp.^	$582,626
31,539	Digi International, Inc.*	320,121
97,618	Harmonic, Inc.*^	512,495
67,447	Lumentum Holdings, Inc.*^	3,847,850
40,491	NETGEAR, Inc.*	1,745,162
156,987	Oclaro, Inc.*^	1,466,259
276,337	Viavi Solutions, Inc.*^	2,909,829

		15,243,598

Construction & Engineering (0.4%):
41,842	Aegion Corp.*^	915,503
45,998	Comfort Systems USA, Inc.^	1,706,526
20,863	MYR Group, Inc.*	647,170
36,556	Orion Marine Group, Inc.*	273,073

		3,542,272

Construction Materials (0.2%):
18,556	U.S. Concrete, Inc.*^	1,457,574

Consumer Finance (1.2%):
20,515	Encore Capital Group, Inc.*^	823,677
31,364	Enova International, Inc.*^	465,755
63,102	EZCORP, Inc., Class A*^	485,885
58,997	Firstcash, Inc.	3,439,526
53,874	Green Dot Corp., Class A*^	2,075,765
57,718	PRA Group, Inc.*^	2,187,513
8,017	World Acceptance Corp.*^	600,553

		10,078,674

Containers & Packaging (0.1%):
26,600	Myers Industries, Inc.	477,470

Distributors (0.2%):
56,894	Core Markt Holdngs Co., Inc.^	1,880,916

Diversified Consumer Services (0.5%):
19,551	American Public Education, Inc.*	462,381
14,056	Capella Education Co.^	1,203,194
78,874	Career Education Corp.*^	757,190
42,668	Regis Corp.*	438,200
12,712	Strayer Education, Inc.^	1,185,013

		4,045,978

Diversified Telecommunication Services (0.9%):
13,210	ATN International, Inc.^	904,092
53,093	Cincinnati Bell, Inc.*^	1,037,968
50,405	Cogent Communications Group, Inc.^	2,021,240
63,229	Consolidated Communications Holdings, Inc.^	1,357,527
32,765	General Communication, Inc., Class A*	1,200,510
99,814	Iridium Communications, Inc.*^	1,102,945
29,845	Lumos Networks Corp.*	533,330

		8,157,612

Electric Utilities (0.8%):
61,895	ALLETE, Inc.^	4,436,634
50,157	El Paso Electric Co.^	2,593,117

		7,029,751

Electrical Equipment (0.5%):
31,815	AZZ, Inc.^	1,775,277
25,601	Encore Wire Corp.^	1,093,163

Continued

3

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
62,613	General Cable Corp.^	$1,023,723
10,977	Powell Industries, Inc.^	351,154
20,027	Vicor Corp.*	358,483

		4,601,800

Electronic Equipment, Instruments & Components (4.0%):
14,693	Agilysys, Inc.*	148,693
35,177	Anixter International, Inc.*	2,750,841
36,080	Badger Meter, Inc.^	1,437,788
61,154	Benchmark Electronics, Inc.*^	1,975,274
40,012	CTS Corp.	864,259
47,022	Daktronics, Inc.^	452,822
39,834	Electro Scientific Industries, Inc.*	328,232
16,211	ePlus, Inc.*	1,201,235
45,865	Fabrinet*	1,956,601
20,185	FARO Technologies, Inc.*^	762,993
66,822	II-VI, Inc.*	2,291,995
43,209	Insight Enterprises, Inc.*	1,727,928
41,048	Itron, Inc.*	2,781,002
45,393	Methode Electronics, Inc., Class A	1,870,192
20,985	MTS Systems Corp.^	1,087,023
21,845	OSI Systems, Inc.*^	1,641,652
23,817	Park Electrochemical Corp.^	438,709
41,317	Plexus Corp.*	2,172,035
22,154	Rogers Corp.*^	2,406,367
92,151	Sanmina Corp.*^	3,510,954
30,941	ScanSource, Inc.*	1,246,922
104,867	TTM Technologies, Inc.*^	1,820,491

		34,874,008

Energy Equipment & Services (1.8%):
87,051	Archrock, Inc.	992,381
95,224	Atwood Oceanics, Inc.*^	776,076
42,472	Bristow Group, Inc.^	324,911
28,603	CARBO Ceramics, Inc.*^	195,931
21,560	Era Group, Inc.*^	203,958
38,316	Exterran Corp.*	1,023,037
15,891	Geospace Technologies Corp.*^	219,773
12,801	Gulf Island Fabrication, Inc.	148,492
169,428	Helix Energy Solutions Group, Inc.*	955,574
32,528	Matrix Service Co.*	304,137
342,776	McDermott International, Inc.*	2,457,704
106,503	Newpark Resources, Inc.*^	782,797
305,108	Noble Corp. plc^	1,104,491
95,042	Pioneer Energy Services Corp.*	194,836
19,693	SEACOR Holdings, Inc.*^	675,470
19,798	SEACOR Marine Holdings, Inc.*^	403,087
52,721	Tesco Corp.*	234,608
142,568	TETRA Technologies, Inc.*	397,765
89,214	U.S. Silica Holdings, Inc.^	3,166,204
64,628	Unit Corp.*^	1,210,481

		15,771,713

Equity Real Estate Investment Trusts (6.0%):
104,382	Acadia Realty Trust^	2,901,820
34,119	Agree Realty Corp.	1,565,039
50,664	American Assets Trust, Inc.	1,995,655

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
54,374	Armada Hoffler Properties, Inc.^	$704,143
89,756	CareTrust REIT, Inc.^	1,664,076
211,995	CBL & Associates Properties, Inc.^	1,787,118
100,495	Cedar Shopping Centers, Inc.^	487,401
74,881	Chesapeake Lodging Trust^	1,832,338
41,723	Coresite Realty Corp.^	4,319,582
247,339	DiamondRock Hospitality, Co.^	2,708,362
41,366	EastGroup Properties, Inc.^	3,466,471
74,650	Four Corners Property Trust, Inc.^	1,874,462
133,907	Franklin Street Properties Corp.	1,483,690
34,413	Getty Realty Corp.^	863,766
30,376	Government Properties Income Trust^	556,185
52,990	Hersha Hospitality Trust^	980,845
103,568	Kite Realty Group Trust^	1,960,542
267,189	Lexington Realty Trust	2,647,843
49,010	LTC Properties, Inc.^	2,518,624
53,511	National Storage Affiliates	1,236,639
54,080	Parkway, Inc.^	1,237,891
87,332	Pennsylvania Real Estate Investment Trust^	988,598
24,116	PS Business Parks, Inc.^	3,192,717
24,174	Ramco-Gershenson Properties Trust^	311,845
134,894	Retail Opportunity Investments Corp.^	2,588,616
80,886	Sabra Health Care REIT, Inc.	1,949,353
14,985	Saul Centers, Inc.	868,830
127,913	Summit Hotel Properties, Inc.	2,385,577
14,861	Universal Health Realty Income Trust^	1,182,044
14,839	Urstadt Biddle Properties, Inc., Class A	293,812

		52,553,884

Food & Staples Retailing (0.4%):
47,054	SpartanNash Co.^	1,221,522
334,017	Supervalu, Inc.*	1,098,916
32,812	The Andersons, Inc.	1,120,530

		3,440,968

Food Products (1.7%):
81,818	B&G Foods, Inc.^	2,912,721
19,170	Calavo Growers, Inc.^	1,323,689
36,989	Cal-Maine Foods, Inc.*^	1,464,764
202,281	Darling International, Inc.*^	3,183,902
18,368	J & J Snack Foods Corp.^	2,425,862
10,903	John B Sanfilippo And Son, Inc.^	688,088
24,535	Sanderson Farms, Inc.^	2,837,473
7,933	Seneca Foods Corp., Class A*^	246,320

		15,082,819

Gas Utilities (1.1%):
35,233	Northwest Natural Gas Co.^	2,108,695
96,972	South Jersey Industries, Inc.	3,313,533
58,769	Spire, Inc.	4,099,138

		9,521,366

Health Care Equipment & Supplies (4.2%):
28,152	Abaxis, Inc.^	1,492,619
15,582	Analogic Corp.^	1,132,032
42,983	AngioDynamics, Inc.*^	696,754
17,998	Anika Therapeutics, Inc.*^	888,021
44,489	Cantel Medical Corp.^	3,466,138

Continued

4

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
30,533	CONMED Corp.^	$1,555,351
34,294	CryoLife, Inc.*	684,165
64,135	Haemonetics Corp.*^	2,532,691
18,396	ICU Medical, Inc.*^	3,173,310
20,004	Inogen, Inc.*^	1,908,782
34,359	Integer Holdings Corp.*^	1,486,027
73,719	Integra LifeSciences Holdings Corp.*^	4,018,422
40,619	Invacare Corp.^	536,171
35,547	Lantheus Holdings, Inc.*	627,405
15,719	LeMaitre Vascular, Inc.	490,747
53,776	Meridian Bioscience, Inc.^	846,972
61,045	Merit Medical Systems, Inc.*^	2,328,867
41,094	Natus Medical, Inc.*^	1,532,806
46,574	Neogen Corp.*^	3,218,729
71,114	OraSure Technologies, Inc.*^	1,227,428
22,726	Orthofix International NV*^	1,056,304
16,605	Surmodics, Inc.*	467,431
45,897	Varex Imaging Corp.*^	1,551,319

		36,918,491

Health Care Providers & Services (3.4%):
36,850	Aceto Corp.^	569,333
14,545	Almost Family, Inc.*	896,699
33,804	Amedisys, Inc.*^	2,123,229
58,855	AMN Healthcare Services, Inc.*^	2,298,288
34,748	BioTelemetry, Inc.*	1,162,321
19,591	Chemed Corp.^	4,006,946
141,791	Community Health Systems, Inc.*^	1,412,238
12,663	CorVel Corp.*	600,859
40,037	Cross Country Healthcare, Inc.*^	516,878
52,828	Diplomat Pharmacy, Inc.*^	781,854
57,785	Ensign Group, Inc. (The)^	1,257,979
53,776	HealthEquity, Inc.*^	2,679,658
106,918	Kindred Healthcare, Inc.	1,245,595
12,435	Landauer, Inc.^	650,351
17,974	LHC Group, Inc.*^	1,220,255
28,705	Magellan Health Services, Inc.*	2,092,595
38,512	PharMerica Corp.*	1,010,940
14,520	Providence Service Corp.*	734,857
37,092	Quorum Health Corp.*^	153,932
132,403	Select Medical Holdings Corp.*^	2,032,386
40,855	Tivity Health, Inc.*^	1,628,072
15,348	U.S. Physical Therapy, Inc.^	927,019

		30,002,284

Health Care Technology (0.7%):
13,422	Computer Programs & Systems, Inc.^	440,242
30,987	HealthStream, Inc.*^	815,578
103,754	HMS Holdings Corp.*	1,919,449
44,699	Omnicell, Inc.*^	1,926,527
55,516	Quality Systems, Inc.*	955,430

		6,057,226

Hotels, Restaurants & Leisure (3.4%):
105,408	Belmond, Ltd., Class A*^	1,401,926
1,235	Biglari Holdings, Inc.*^	493,679
21,813	BJ’s Restaurants, Inc.*	812,534

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
24,132	Bob Evans Farms, Inc.	$1,733,402
102,304	Boyd Gaming Corp.^	2,538,162
19,314	Chuy’s Holdings, Inc.*^	451,948
45,705	Dave & Buster’s Entertainment, Inc.*^	3,039,839
21,162	DineEquity, Inc.^	932,186
26,076	El Pollo Loco Holdings, Inc.*^	361,153
32,749	Fiesta Restaurant Group, Inc.*^	676,267
129,657	Ilg, Inc.	3,564,270
24,325	Marcus Corp.	734,615
29,808	Marriott Vacations Worldwide Corp.^	3,509,891
14,665	Monarch Casino & Resort, Inc.*^	443,616
101,592	Penn National Gaming, Inc.*^	2,174,069
15,707	Red Robin Gourmet Burgers*^	1,024,882
67,456	Ruby Tuesday, Inc.*^	135,587
35,082	Ruth’s Hospitality Group, Inc.	763,034
63,330	Scientific Games Corp., Class A*^	1,652,913
23,496	Shake Shack, Inc., Class A*^	819,540
52,630	Sonic Corp.^	1,394,169
36,365	Wingstop, Inc.^	1,123,679

		29,781,361

Household Durables (2.1%):
10,396	Cavco Industries, Inc.*	1,347,841
31,278	Ethan Allen Interiors, Inc.^	1,010,279
24,719	Installed Building Products, Inc.*^	1,308,871
33,322	iRobot Corp.*^	2,803,714
59,720	La-Z-Boy, Inc.	1,940,900
22,016	LGI Homes, Inc.*^	884,603
51,589	M.D.C. Holdings, Inc.^	1,822,639
31,200	M/I Homes, Inc.*^	890,760
46,963	Meritage Corp.*^	1,981,839
45,464	TopBuild Corp.*^	2,412,775
17,499	Universal Electronics, Inc.*^	1,169,808
29,837	William Lyon Homes, Class A*^	720,265

		18,294,294

Household Products (0.4%):
12,663	Central Garden & Pet Co.*^	402,557
41,776	Central Garden & Pet Co., Class A*	1,254,116
17,343	WD-40 Co.^	1,913,799

		3,570,472

Industrial Conglomerates (0.2%):
43,835	Raven Industries, Inc.	1,459,706

Insurance (3.0%):
42,217	American Equity Investment Life Holding Co.^	1,109,463
24,047	Amerisafe, Inc.^	1,369,477
21,909	eHealth, Inc.*	411,889
40,197	Employers Holdings, Inc.^	1,700,333
11,079	HCI Group, Inc.^	520,491
50,157	Horace Mann Educators Corp.^	1,895,935
13,864	Infinity Property & Casualty Corp.	1,303,216
92,687	Maiden Holdings, Ltd.^	1,028,826
27,758	Navigators Group, Inc.	1,523,914
65,411	ProAssurance Corp.	3,976,988
47,306	RLI Corp.^	2,583,854
17,929	Safety Insurance Group, Inc.	1,224,551

Continued

5

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
71,034	Selective Insurance Group, Inc.^	$3,555,252
29,368	Stewart Information Services Corp.^	1,332,720
27,319	United Fire Group, Inc.	1,203,675
24,180	United Insurance Holdings Co.^	380,351
41,673	Universal Insurance Holdings, Inc.^	1,050,160

		26,171,095

Internet & Direct Marketing Retail (0.6%):
21,177	FTD Cos., Inc.*^	423,540
36,436	Nutri/System, Inc.^	1,896,494
24,637	PetMed Express, Inc.^	1,000,262
41,589	Shutterfly, Inc.*^	1,975,478

		5,295,774

Internet Software & Services (1.1%):
49,188	Blucora, Inc.*	1,042,786
62,074	DHI Group, Inc.*	176,911
29,545	Liquidity Services, Inc.*^	187,611
64,765	LivePerson, Inc.*^	712,415
75,917	NIC, Inc.^	1,438,626
43,416	QuinStreet, Inc.*	181,045
23,656	Shutterstock, Inc.*^	1,042,756
21,080	Sps Commerce, Inc.*^	1,344,061
19,356	Stamps.com, Inc.*^	2,997,760
30,175	XO Group, Inc.*	531,684

		9,655,655

IT Services (1.7%):
30,036	CACI International, Inc., Class A*^	3,756,001
55,492	Cardtronics plc*^	1,823,467
41,165	CSG Systems International, Inc.	1,670,476
40,396	Exlservice Holdings, Inc.*	2,245,209
11,377	Forrester Research, Inc.^	445,410
30,561	ManTech International Corp., Class A	1,264,614
41,868	Perficient, Inc.*^	780,420
47,369	Sykes Enterprises, Inc.*	1,588,283
18,445	TeleTech Holdings, Inc.^	752,556
33,579	Virtusa Corp.*	987,223

		15,313,659

Leisure Products (0.6%):
115,262	Callaway Golf Co.	1,473,048
37,634	Nautilus Group, Inc.*^	720,691
22,238	Sturm, Ruger & Co., Inc.^	1,382,092
70,116	Vista Outdoor, Inc.*^	1,578,311

		5,154,142

Life Sciences Tools & Services (0.5%):
27,811	Albany Molecular Research, Inc.*^	603,499
39,722	Cambrex Corp.*^	2,373,389
49,907	Luminex Corp.^	1,054,036

		4,030,924

Machinery (5.4%):
72,257	Actuant Corp., Class A^	1,777,522
11,299	Alamo Group, Inc.	1,026,062
35,553	Albany International Corp., Class A^	1,898,530
23,145	Astec Industries, Inc.^	1,284,779
60,062	Barnes Group, Inc.^	3,515,428

Shares		Fair Value
Common Stocks, continued
Machinery, continued
51,820	Briggs & Stratton Corp.^	$1,248,862
37,557	Chart Industries, Inc.*^	1,304,355
19,821	CIRCOR International, Inc.^	1,176,971
26,128	EnPro Industries, Inc.^	1,864,755
31,329	ESCO Technologies, Inc.	1,868,775
72,326	Federal Signal Corp.^	1,255,579
47,836	Franklin Electric Co., Inc.^	1,980,410
35,466	Greenbrier Cos, Inc.^	1,640,303
98,209	Harsco Corp.*	1,581,165
77,526	Hillenbrand, Inc.^	2,798,689
38,411	John Bean Technologies Corp.^	3,764,277
12,889	Lindsay Corp.^	1,150,343
20,688	Lydall, Inc.*	1,069,570
68,784	Mueller Industries, Inc.	2,094,473
29,672	Proto Labs, Inc.*^	1,995,442
49,926	SPX Corp.*	1,256,138
51,908	SPX FLOW, Inc.*^	1,914,367
15,378	Standex International Corp.	1,394,785
21,172	Tennant Co.^	1,562,494
57,876	Titan International, Inc.^	695,091
73,473	Wabash National Corp.^	1,614,937
33,770	Watts Water Technologies, Inc., Class A^	2,134,264

		46,868,366

Marine (0.2%):
53,192	Matson, Inc.^	1,597,888

Media (0.9%):
70,060	E.W. Scripps Co. (The), Class A*^	1,247,769
141,368	Gannett Co., Inc.^	1,232,729
66,559	New Media Investment Group, Inc.^	897,215
33,744	Scholastic Corp.^	1,470,901
123,013	Time, Inc.	1,765,237
48,028	World Wrestling Entertainment, Inc., Class A^	978,330

		7,592,181

Metals & Mining (1.0%):
385,419	AK Steel Holding Corp.*^	2,532,203
60,265	Century Aluminum Co.*^	938,929
14,098	Haynes International, Inc.^	511,898
20,748	Kaiser Aluminum Corp.^	1,836,613
23,010	Materion Corp.	860,574
9,886	Olympic Steel, Inc.	192,579
82,013	SunCoke Energy, Inc.*^	893,942
46,852	TimkenSteel Corp.*^	720,115

		8,486,853

Mortgage Real Estate Investment Trusts (0.4%):
116,000	Apollo Commercial Real Estate Finance, Inc.^	2,151,800
120,724	Capstead Mortgage Corp.^	1,259,151

		3,410,951

Multiline Retail (0.5%):
43,158	Fred’s, Inc.^	398,348
382,570	J.C. Penney Co., Inc.*^	1,778,951
58,789	Ollie’s Bargain Outlet Holdings, Inc.*^	2,504,411

		4,681,710

Continued

6

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities (0.4%):
79,225	Avista Corp.^	$3,363,894

Oil, Gas & Consumable Fuels (1.1%):
95,690	Bill Barrett Corp.*^	293,768
92,594	Carrizo Oil & Gas, Inc.*^	1,612,987
93,783	Cloud Peak Energy, Inc.*^	331,054
26,564	Contango Oil & Gas Co.*	176,385
494,710	Denbury Resources, Inc.*^	756,906
46,727	Green Plains Renewable Energy, Inc.^	960,240
53,974	Northern Oil & Gas, Inc.*^	75,564
68,225	PDC Energy, Inc.*^	2,941,180
7,054	REX American Resources Corp.*^	681,134
245,867	SRC Energy, Inc.*^	1,654,685

		9,483,903

Paper & Forest Products (1.1%):
46,797	Boise Cascade Co.*	1,422,629
20,755	Clearwater Paper Corp.*	970,296
13,314	Deltic Timber Corp.^	994,023
108,548	KapStone Paper & Packaging Corp.	2,239,345
20,782	Neenah Paper, Inc.^	1,667,756
54,784	P.H. Glatfelter Co.^	1,070,479
38,165	Schweitzer-Mauduit International, Inc.	1,420,883

		9,785,411

Personal Products (0.2%):
20,946	Inter Parfums, Inc.	767,671
14,558	Medifast, Inc.	603,720

		1,371,391

Pharmaceuticals (2.0%):
43,782	Amphastar Pharmaceuticals, Inc.*^	781,947
10,097	ANI Pharmaceuticals, Inc.*^	472,540
78,920	DepoMed, Inc.*^	847,601
7,910	Heska Corp.*^	807,374
90,563	Impax Laboratories, Inc.*^	1,458,064
95,643	Innoviva, Inc.*^	1,224,230
37,050	Lannett Co., Inc.*^	755,820
88,079	Medicines Co. (The)*^	3,347,883
188,143	Nektar Therapeutics*^	3,678,195
23,310	Phibro Animal Health Corp., Class A	863,636
61,723	Sciclone Pharmaceuticals, Inc.*^	678,953
32,644	Sucampo Pharmaceuticals, Inc., Class A*^	342,762
61,094	Supernus Pharmaceuticals, Inc.*^	2,633,151

		17,892,156

Professional Services (1.9%):
12,911	CDI Corp.*^	75,529
30,961	Exponent, Inc.^	1,805,026
22,687	Heidrick & Struggles International, Inc.	493,442
23,068	Insperity, Inc.	1,637,828
35,522	Kelly Services, Inc., Class A^	797,469
70,815	Korn/Ferry International^	2,445,242
56,904	Navigant Consulting, Inc.*^	1,124,423
59,676	On Assignment, Inc.*	3,231,456
34,552	Resources Connection, Inc.^	473,362
51,942	Trueblue, Inc.*	1,376,463
45,548	Wageworks, Inc.*^	3,060,826

		16,521,066

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (0.4%):
39,019	Forestar Group, Inc.*	$669,176
44,289	HFF, Inc., Class A^	1,539,929
22,128	RE/MAX Holdings, Inc., Class A^	1,240,274

		3,449,379

Road & Rail (0.8%):
29,189	ArcBest Corp.^	601,293
52,672	Heartland Express, Inc.^	1,096,631
82,144	Knight Transportation, Inc.^	3,043,436
27,571	Marten Transport, Ltd.^	755,445
36,726	Roadrunner Transportation System, Inc.*^	266,998
31,047	Saia, Inc.*^	1,592,711

		7,356,514

Semiconductors & Semiconductor Equipment (3.5%):
48,683	Advanced Energy Industries, Inc.*^	3,149,303
84,660	Brooks Automation, Inc.	1,836,275
30,636	Cabot Microelectronics Corp.^	2,261,856
25,329	CEVA, Inc.*	1,151,203
30,145	Cohu, Inc.	474,482
45,959	Diodes, Inc.*	1,104,395
24,364	DSP Group, Inc.*	282,622
71,233	Kopin Corp.*^	264,274
86,062	Kulicke & Soffa Industries, Inc.*	1,636,899
64,549	MaxLinear, Inc., Class A*^	1,800,272
65,926	MKS Instruments, Inc.^	4,436,820
30,773	Nanometrics, Inc.*^	778,249
35,614	Power Integrations, Inc.^	2,596,261
135,050	Rambus, Inc.*^	1,543,622
38,361	Rudolph Technologies, Inc.*	876,549
79,971	Semtech Corp.*^	2,858,963
57,575	Veeco Instruments, Inc.*	1,603,464
60,319	Xperi Corp.^	1,797,506

		30,453,015

Software (1.8%):
110,130	8x8, Inc.*	1,602,392
43,282	Bottomline Technologies, Inc.*^	1,111,915
26,427	Ebix, Inc.^	1,424,415
38,476	Gigamon, Inc.*^	1,514,031
11,341	MicroStrategy, Inc., Class A*^	2,173,729
50,231	Monotype Imaging Holdings, Inc.^	919,227
59,199	Progress Software Corp.	1,828,657
36,092	Qualys, Inc.*	1,472,554
52,160	Synchronoss Technologies, Inc.*^	858,032
147,552	TiVo Corp.	2,751,844
35,812	VASCO Data Security International, Inc.*^	513,902

		16,170,698

Specialty Retail (3.9%):
85,131	Abercrombie & Fitch Co., Class A^	1,059,030
23,446	Asbury Automotive Group, Inc.*^	1,325,871
212,527	Ascena Retail Group, Inc.*^	456,933
45,651	Barnes & Noble Education, Inc.*^	485,270
72,816	Barnes & Noble, Inc.	553,402
21,885	Big 5 Sporting Goods Corp.^	285,599
52,777	Caleres, Inc.	1,466,145
30,838	Cato Corp., Class A^	542,440

Continued

7

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
21,681	Children’s Place Retail Stores, Inc. (The)^	$2,213,630
83,842	DSW, Inc., Class A^	1,484,003
98,114	Express, Inc.*^	662,270
50,412	Finish Line, Inc. (The), Class A^	714,338
67,060	Five Below, Inc.*^	3,310,752
46,354	Francesca’s Holdings Corp.*	507,113
24,485	Genesco, Inc.*^	830,042
24,576	Group 1 Automotive, Inc.^	1,556,152
77,447	Guess?, Inc.^	989,773
23,021	Haverty Furniture Cos., Inc.^	577,827
25,364	Hibbett Sports, Inc.*^	526,303
16,738	Kirkland’s, Inc.*	172,067
29,193	Lithia Motors, Inc., Class A^	2,750,856
35,216	Lumber Liquidators Holdings, Inc.*^	882,513
29,440	MarineMax, Inc.*^	575,552
40,307	Monro Muffler Brake, Inc.^	1,682,817
67,614	Rent-A-Center, Inc.^	792,436
38,226	RH*^	2,466,342
50,442	Select Comfort Corp.*^	1,790,187
15,606	Shoe Carnival, Inc.^	325,853
32,571	Sonic Automotive, Inc., Class A^	633,506
57,070	Stein Mart, Inc.^	96,448
61,469	Tailored Brands, Inc.^	685,994
36,660	The Buckle, Inc.^	652,548
39,886	The Tile Shop Holdings, Inc.^	823,646
29,492	Vitamin Shoppe, Inc.*^	343,582
21,452	Zumiez, Inc.*^	264,932

		34,486,172

Technology Hardware, Storage & Peripherals (0.5%):
50,315	Cray, Inc.*^	925,796
56,832	Electronics for Imaging, Inc.*^	2,692,700
47,321	Super Micro Computer, Inc.*^	1,166,463

		4,784,959

Textiles, Apparel & Luxury Goods (1.3%):
88,116	Crocs, Inc.*^	679,374
52,011	Fossil Group, Inc.*^	538,314
53,364	G-III Apparel Group, Ltd.*^	1,331,432
68,480	Iconix Brand Group, Inc.*^	473,197
19,243	Movado Group, Inc.^	485,886
18,787	Oxford Industries, Inc.^	1,174,000
13,350	Perry Ellis International, Inc.*^	259,791
64,967	Steven Madden, Ltd.*^	2,595,431
18,307	Unifi, Inc.*^	563,856
21,308	Vera Bradley, Inc.*^	208,392
118,176	Wolverine World Wide, Inc.^	3,310,109

		11,619,782

Thrifts & Mortgage Finance (1.8%):
112,921	Astoria Financial Corp.	2,275,357
54,677	Bank Mutual Corp.	500,295
71,676	BofI Holding, Inc.*^	1,700,155
39,918	Dime Community Bancshares	782,393
34,277	HomeStreet, Inc.*	948,616
9,121	LendingTree, Inc.*^	1,570,636
56,835	Northfield Bancorp, Inc.^	974,720

Shares or Principal Amount		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
126,369	Northwest Bancshares, Inc.^	$1,972,619
49,274	Oritani Financial Corp.^	840,122
75,225	Provident Financial Services, Inc.	1,909,211
122,049	TrustCo Bank Corp.	945,880
34,731	Wawlker & Dunlop, Inc.*^	1,695,915

		16,115,919

Tobacco (0.2%):
30,948	Universal Corp.^	2,002,336

Trading Companies & Distributors (0.7%):
47,580	Applied Industrial Technologies, Inc.^	2,809,599
19,007	DXP Enterprises, Inc.*^	655,742
33,328	Kaman Corp., Class A^	1,662,067
14,478	Veritiv Corp.*	651,510

		5,778,918

Water Utilities (0.5%):
44,968	American States Water Co.^	2,131,933
58,993	California Water Service Group^	2,170,942

		4,302,875

Wireless Telecommunication Services (0.0%):
24,679	Spok Holdings, Inc.^	436,818

Total Common Stocks (Cost $707,768,945)		869,372,290

Rights (0.0%):
Biotechnology (0.0%):
25,050	Dyax Corp. CVR, Expires on 12/31/19*(a)(b)	27,806

Technology Hardware, Storage & Peripherals (0.0%):
10,537	Gerber Scientific, Inc.*(a)(b)	—

Total Rights (Cost $—)		27,806

Securities Held as Collateral for Securities on Loan (27.2%):
$237,574,181	AZL Small Cap Stock Index Fund Securities Lending Collateral Account(c)	237,574,181

Total Securities Held as Collateral for Securities on Loan (Cost $237,574,181)		237,574,181

Unaffiliated Investment Company (0.2%):
1,325,861	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.75%(d)	1,325,861

Total Unaffiliated Investment Company (Cost $1,325,861)		1,325,861

Total Investment Securities (Cost $946,668,987)(e) — 126.8%		1,108,300,138
Net other assets (liabilities) — (26.8)%		(234,025,693)

Net Assets — 100.0%		$874,274,445

Continued

8

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2017.

CVR—Contingency Valued Rights

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $231,862,732.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2017. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2017, these securities represent 0.00% of the net assets of the Fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(d)	The rate represents the effective yield at June 30, 2017.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as “—“ are $0 or rounds to less than $1.

Futures Contracts

Cash of $274,600 has been segregated to cover margin requirements for the following open contracts as of June 30, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index September Futures	Long	9/15/17	81	$5,727,915	$(5,140)

See accompanying notes to the financial statements.

9

AZL Small Cap Stock Index Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investment securities, at cost	$946,668,987

Investment securities, at value*	$1,108,300,138
Segregated cash for collateral	274,600
Interest and dividends receivable	968,148
Receivable for investments sold	5,256,935
Receivable for variation margin on futures contracts	1,850
Reclaims receivable	414

Total Assets	1,114,802,085

Liabilities:
Payable for investments purchased	1,587,897
Payable for capital shares redeemed	734,638
Payable for collateral received on loaned securities	237,574,181
Payable for variation margin on futures contracts	18,357
Manager fees payable	187,266
Administration fees payable	21,252
Distribution fees payable	169,273
Custodian fees payable	7,774
Administrative and compliance services fees payable	3,862
Transfer agent fees payable	1,905
Trustee fees payable	7,521
Other accrued liabilities	213,714

Total Liabilities	240,527,640

Net Assets	$874,274,445

Net Assets Consist of:
Capital	$597,064,283
Accumulated net investment income/(loss)	9,068,460
Accumulated net realized gains/(losses) from investment transactions	106,515,691
Net unrealized appreciation/(depreciation) on investments	161,626,011

Net Assets	$874,274,445

Class 1
Net Assets	$52,539,478
Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,495,155
Net Asset Value (offering and redemption price per share)	$11.69

Class 2
Net Assets	$821,734,967
Shares of beneficial interest (unlimited number of shares authorized, no par value)	56,283,346
Net Asset Value (offering and redemption price per share)	$14.60

*	Includes securities on loan of $231,862,732

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$6,555,293
Interest	835
Income from securities lending	728,464
Foreign withholding tax	(416)

Total Investment Income	7,284,176

Expenses:
Manager fees	1,182,287
Administration fees	117,549
Distribution fees — Class 2	1,070,873
Custodian fees	28,189
Administrative and compliance services fees	8,812
Transfer agent fees	6,980
Trustee fees	28,915
Professional fees	30,185
Shareholder reports	20,064
Other expenses	128,404

Total expenses	2,622,258

Net Investment Income/(Loss)	4,661,918

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	54,570,504
Net realized gains/(losses) on futures contracts	141,268
Change in net unrealized appreciation/depreciation on investments	(36,134,704)

Net Realized/Unrealized Gains/(Losses) on Investments	18,577,068

Change in Net Assets Resulting From Operations	$23,238,986

See accompanying notes to the financial statements.

10

AZL Small Cap Stock Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016*
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$4,661,918	$4,770,924
Net realized gains/(losses) on investment transactions	54,711,772	59,741,688
Change in unrealized appreciation/depreciation on investments	(36,134,704)	92,843,996

Change in net assets resulting from operations	23,238,986	157,356,608

Distributions to Shareholders:
From net investment income:
Class 1	—	—
Class 2	—	(3,054,147)
From net realized gains:
Class 1	—	—
Class 2	—	(42,610,276)

Change in net assets resulting from distributions to shareholders	—	(45,664,423)

Capital Transactions:
Class 1
Proceeds from shares issued	288,415	49,908,811
Value of shares redeemed	(3,822,487)	(1,979,738)

Total Class 1 Shares	(3,534,072)	47,929,073

Class 2
Proceeds from shares issued	1,712,763	214,993,554
Proceeds from shares issued in merger	—	334,705,111
Proceeds from dividends reinvested	—	45,664,423
Value of shares redeemed	(111,794,166)	(66,339,645)

Total Class 2 Shares	(110,081,403)	529,023,443

Change in net assets resulting from capital transactions	(113,615,475)	576,952,516

Change in net assets	(90,376,489)	688,644,701
Net Assets:
Beginning of period	964,650,934	276,006,233

End of period	$874,274,445	$964,650,934

Accumulated net investment income/(loss)	$9,068,460	$4,406,542

Share Transactions:
Class 1
Shares issued	24,680	4,990,882
Shares redeemed	(333,984)	(186,423)

Total Class 1 Shares	(309,304)	4,804,459

Class 2
Shares issued	120,010	17,244,601
Shares issued in merger	—	27,406,989
Dividends reinvested	—	3,661,942
Shares redeemed	(7,775,822)	(4,841,918)

Total Class 2 Shares	(7,655,812)	43,471,614

Change in shares	(7,965,116)	48,276,073

*	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

See accompanying notes to the financial statements.

11

AZL Small Cap Stock Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016*		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$11.38		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.09		0.06
Net Realized and Unrealized Gains/(Losses) on Investments	0.22		1.32

Total from Investment Activities	0.31		1.38

Net Asset Value, End of Period	$11.69		$11.38

Total Return(a)	2.72	%(b)	13.80%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$52,539		$54,672
Net Investment Income/(Loss)(c)	1.26%		1.46%
Expenses Before Reductions(c)(d)	0.34%		0.32%
Expenses Net of Reductions(c)	0.34%		0.32%
Portfolio Turnover Rate(e)(f)	8	%(b)	86	%(g)
Class 2
Net Asset Value, Beginning of Period	$14.23		$13.49		$15.43	$15.65	$11.39	$9.87

Investment Activities:
Net Investment Income/(Loss)	0.09		0.07		0.19	0.12	0.09	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	0.28		3.06		(0.58)	0.65	4.50	1.43

Total from Investment Activities	0.37		3.13		(0.39)	0.77	4.59	1.56

Dividends to Shareholders From:
Net Investment Income	—		(0.16)		(0.17)	(0.09)	(0.14)	(0.04)
Net Realized Gains	—		(2.23)		(1.38)	(0.90)	(0.19)	—

Total Dividends	—		(2.39)		(1.55)	(0.99)	(0.33)	(0.04)

Net Asset Value, End of Period	$14.60		$14.23		$13.49	$15.43	$15.65	$11.39

Total Return(a)	2.60	%(b)	25.71%		(2.49)%	5.23%	40.62%	15.82%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$821,735		$909,979		$276,006	$381,585	$383,152	$267,053
Net Investment Income/(Loss)(c)	1.01%		1.19%		0.96%	0.81%	0.71%	1.33%
Expenses Before Reductions(c)(d)	0.59%		0.58%		0.59%	0.59%	0.59%	0.61%
Expenses Net of Reductions(c)	0.59%		0.58%		0.59%	0.59%	0.59%	0.61%
Portfolio Turnover Rate(e)(f)	8	%(b)	86	%(g)	16%	14%	17%	10%

*	Period from commencement of operations. Class 1 Shares commenced operations on October 17, 2016.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than a year.

(g)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 86%.

See accompanying notes to the financial statements.

12

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Small Cap Stock Index Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

13

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $250 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $71,504 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions
Common Stocks	$237,574,181	$—	$—	$—	$237,574,181

Total Securities Lending Transactions	237,574,181	—	—	—	237,574,181

Total Borrowings	$237,574,181	$—	$—	$—	$237,574,181

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$237,574,181

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2017, the Fund engaged in such affiliated transactions at the current market price.

The Fund is permitted to purchase and sell securities (“crosstrade”) from and to other Allianz Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with the Rule. Each crosstrade is executed at the current market price in compliance with provisions of the Rule. For the period, the Fund participated in the following crosstrade transactions:

	Purchases	Sales	Realized (Gain/Loss)
AZL Small Cap Stock Index Fund	$10,047,193	$39,732,678	$14,534,403

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2017, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin

14

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $5.7 million as of June 30, 2017. The monthly average notional amount for these contracts was $11.6 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation on futures contracts	$5,140

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$141,268	$4,504

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Small Cap Stock Index Fund Class 1	0.26%	0.46%
AZL Small Cap Stock Index Fund Class 2	0.26%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2017, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

15

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $5,701 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Common Stocks+	$869,372,290	$—	$869,372,290
Rights	—	27,806	27,806
Securities Held as Collateral for Securities on Loan	—	237,574,181	237,574,181
Unaffiliated Investment Company	1,325,861	—	1,325,861

Total Investment Securities	870,698,151	237,601,987	1,108,300,138

Other Financial Instruments:*
Futures Contracts	(5,140)	—	(5,140)

Total Investments	$870,693,011	$237,601,987	$1,108,294,998

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

16

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Small Cap Stock Index Fund	$75,913,056	$187,192,588

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $953,535,016. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$189,970,628
Unrealized (depreciation)	(35,205,506)

Net unrealized appreciation/(depreciation)	$154,765,122

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Small Cap Stock Index Fund	$3,054,147	$42,610,276	$45,664,423

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Small Cap Stock Index Fund	$16,806,149	$47,740,673	$—	$189,424,354	$253,971,176

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2017.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

17

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

18

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® T. Rowe Price Capital Appreciation Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 9

Statement of Operations Page 9

Statements of Changes in Net Assets Page 10

Financial Highlights Page 11

Notes to the Financial Statements Page 12

Other Information Page 20

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL T. Rowe Price Capital Appreciation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,089.80	$5.23	1.01%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,019.79	$5.06	1.01%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Common Stocks	61.5%
Corporate Bonds	18.4
Money Markets	13.7
Securities Held as Collateral for Securities on Loan	10.8
Yankee Dollars	2.3
Preferred Stocks	1.6
Convertible Preferred Stocks	1.3
Bank Loans	1.1
Asset Backed Securities	0.2
Foreign Bond	0.1

Total Investment Securities	111.0
Net other assets (liabilities)	(11.0)

Net Assets	100.0%

1

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (61.5%):
Aerospace & Defense (0.5%):
27,200	Boeing Co. (The)(a)	$5,378,800

Auto Components (1.1%):
92,308	Adient plc	6,035,097
120,743	Magna International, Inc., ADR	5,594,023

		11,629,120

Banks (1.5%):
57,303	PNC Financial Services Group, Inc.	7,155,426
161,300	Wells Fargo & Co.	8,937,633

		16,093,059

Beverages (2.0%):
157,730	Dr Pepper Snapple Group, Inc.	14,370,780
60,133	PepsiCo, Inc.	6,944,760

		21,315,540

Biotechnology (0.4%):
17,025	Biogen Idec, Inc.*	4,619,904
1,855	Bioverativ, Inc.*	111,615

		4,731,519

Building Products (1.2%):
304,387	Johnson Controls International plc	13,198,220

Capital Markets (2.9%):
458,434	Bank of New York Mellon Corp. (The)	23,389,303
89,948	State Street Corp.	8,071,034

		31,460,337

Containers & Packaging (0.5%):
136,836	Ball Corp.	5,775,848

Electric Utilities (1.7%):
275,462	PG&E Corp.	18,282,413

Equity Real Estate Investment Trusts (1.8%):
62,249	American Tower Corp.	8,236,788
82,554	SBA Communications Corp.*	11,136,534

		19,373,322

Food & Staples Retailing (0.8%):
48,900	CVS Health Corp.	3,934,494
61,885	Walgreens Boots Alliance, Inc.	4,846,214

		8,780,708

Food Products (1.2%):
29,952	Kraft Heinz Co. (The)	2,565,089
188,759	Mondelez International, Inc., Class A	8,152,501
35,671	Tyson Foods, Inc., Class A	2,234,075

		12,951,665

Health Care Equipment & Supplies (5.4%):
446,448	Abbott Laboratories	21,701,837
109,641	Becton, Dickinson & Co.^	21,392,056
189,412	Danaher Corp.	15,984,479

		59,078,372

Health Care Providers & Services (4.7%):
64,154	Aetna, Inc.	9,740,502
39,754	Anthem, Inc.	7,478,920

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
52,586	Cigna Corp.	$8,802,371
49,970	Humana, Inc.	12,023,781
72,200	UnitedHealth Group, Inc.	13,387,324

		51,432,898

Hotels, Restaurants & Leisure (2.3%):
309,730	Aramark Holdings Corp.	12,692,736
163,845	Yum! Brands, Inc.	12,085,207

		24,777,943

Industrial Conglomerates (0.7%):
34,654	Roper Industries, Inc.^	8,023,441

Insurance (3.0%):
368,319	Marsh & McLennan Cos., Inc.	28,714,149
32,601	Willis Towers Watson plc^	4,742,141

		33,456,290

Internet & Direct Marketing Retail (1.9%):
21,392	Amazon.com, Inc.*	20,707,456

Internet Software & Services (2.1%):
2,400	Alphabet, Inc., Class A*	2,231,232
22,500	Alphabet, Inc., Class C*	20,446,425

		22,677,657

IT Services (6.3%):
112,839	Fidelity National Information Services, Inc.	9,636,451
204,250	Fiserv, Inc.*	24,987,945
78,685	MasterCard, Inc., Class A(a)	9,556,293
271,800	Visa, Inc., Class A^	25,489,405

		69,670,094

Life Sciences Tools & Services (2.9%):
299,824	PerkinElmer, Inc.	20,430,007
62,151	Thermo Fisher Scientific, Inc.	10,843,485

		31,273,492

Machinery (1.0%):
82,867	Fortive Corp.	5,249,624
74,566	Pentair plc^	4,961,622

		10,211,246

Media (0.5%):
161,130	Liberty Global plc, Series C*	5,024,033

Multi-Utilities (0.3%):
25,700	DTE Energy Co.	2,718,803

Oil, Gas & Consumable Fuels (1.4%):
313,700	Canadian Natural Resources, Ltd.	9,047,108
138,699	Total SA^	6,871,126

		15,918,234

Pharmaceuticals (2.2%):
175,749	GlaxoSmithKline plc	3,742,942
79,600	Perrigo Co. plc^	6,011,392
243,999	Zoetis, Inc.(a)	15,220,658

		24,974,992

Continued

2

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services (0.8%):
25,561	Equifax, Inc.	$3,512,593
250,384	Reed Elsevier plc	5,417,262

		8,929,855

Software (2.6%):
34,209	Intuit, Inc.	4,543,297
336,500	Microsoft Corp.	23,194,945

		27,738,242

Specialty Retail (3.4%):
12,351	AutoZone, Inc.*^	7,045,751
35,794	Home Depot, Inc. (The)	5,490,800
112,754	Lowe’s Cos., Inc.	8,741,818
69,338	O’Reilly Automotive, Inc.*^	15,166,994

		36,445,363

Technology Hardware, Storage & Peripherals (0.6%):
41,800	Apple, Inc.	6,020,036

Tobacco (3.8%):
102,471	Altria Group, Inc.	7,631,015
124,115	British American Tobacco plc	8,448,408
205,300	Philip Morris International, Inc.	24,112,485

		40,191,908

Total Common Stocks (Cost $544,535,809)		668,240,906

Preferred Stocks (1.6%):
Banks (0.0%):
7,099	U.S. Bancorp, Series F, 6.50%^	210,769

Capital Markets (0.2%):
55,900	Charles Schwab Corp. (The), Series C, 6.00%	1,518,244
3,600	Charles Schwab Corp. (The), Series D, 5.95%^	98,172
13,840	State Street Corp., Series G, 5.35%^	379,631
14,574	State Street Corp., Series E, 6.00%	390,146

		2,386,193

Electric Utilities (0.4%):
107,700	SCE Trust IV, Series J, 5.38%	3,042,525
18,000	SCE Trust V, Series K, 5.45%^	520,200
25,000	SCE Trust VI, 5.00%	621,500

		4,184,225

Health Care Equipment & Supplies (1.0%):
190,269	Becton Dickinson And Co., Series A, 6.13%^	10,422,936

Total Preferred Stocks (Cost $15,768,226)		17,204,123

Convertible Preferred Stocks (1.3%):
Banks (0.2%):
1,765	Wells Fargo & Co., Series L, Class A, 7.50%	2,314,356

Electric Utilities (0.2%):
38,515	Nextra Energy, Inc., 6.12%^	2,080,195

Equity Real Estate Investment Trusts (0.5%):
51,271	American Tower Corp., 5.50%^	6,215,584

Multi-Utilities (0.4%):
74,139	DTE Energy Co., 6.50%^	4,016,851

Total Convertible Preferred Stocks (Cost $12,954,578)		14,626,986

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (0.2%):
271,745	DB Master Finance LLC, Class A2I, Series 2015-1A, 3.26%, 2/20/45(b)	$273,373

947,838	Taco Bell Funding LLC, Class A2I, Series 16-1A, 3.83%, 5/25/46(b)(c)	968,983

675,960	Wendys Funding LLC, Class A2I, Series 2015-1A, 3.37%, 6/15/45(b)	681,760

Total Asset Backed Securities (Cost $1,895,543)		1,924,116

Bank Loans (1.1%):
Food Products (0.2%):
$1,969,750	Chobani LLC, 5.56%, 10/7/23, Callable 8/6/17 @ 101(c)	1,980,840

Health Care Providers & Services (0.0%):
487,802	DaVita Healthcare Partners, Inc., 3.50%, 6/24/21, Callable 8/6/17 @ 100(c)	488,412

Insurance (0.5%):
5,757,158	Hub International, Ltd., 4.25%, 10/2/20, Callable 8/6/17 @ 100(c)	5,768,556

Machinery (0.2%):
1,776,282	Manitowoc Foodservice, Inc., 4.22%, 3/3/23, Callable 8/6/17 @ 101(c)	1,791,825

Media (0.1%):
636,735	Charter Communications Operating LLC, 3.31%, 1/3/21(c)	638,409
354,545	Kasima LLC, 3.68%, 5/17/21, Callable 8/6/17 @ 100(c)	355,432

		993,841

Multiline Retail (0.0%):
100,000	Dollar Tree, Inc., 4.25%, 7/6/22(c)	101,188

Oil, Gas & Consumable Fuels (0.1%):
1,250,000	Eagleclaw Midstream, 2.59%, 6/8/24(c)	1,234,375

Pharmaceuticals (0.0%):
126,013	Prestige Brands, Inc., 3.92%, 1/20/24, Callable 7/26/17 @ 100(c)	126,468

Total Bank Loans (Cost $12,292,050)		12,485,505

Corporate Bonds (18.4%):
Aerospace & Defense (0.0%):
145,000	Moog, Inc., 5.25%, 12/1/22, Callable 12/1/17 @ 103.94(b)	150,800

Airlines (0.0%):
328,378	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	365,321

Banks (0.5%):
2,410,000	JPMorgan Chase & Co., Series Z, 5.30%, 12/31/49, Callable 5/1/20 @ 100(c)	2,509,413
2,145,000	PNC Financial Services, Series S, 5.00%, 12/31/49, Callable 11/1/26 @ 100^(c)	2,209,350
875,000	US BanCorp, 5.30%, 12/31/49, Callable 4/15/27 @ 100(c)	931,875

		5,650,638

Continued

3

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Beverages (0.3%):
$720,000	Anheuser-Busch InBev NV, 1.90%, 2/1/19	$721,611
440,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100	445,900
930,000	Anheuser-Busch InBev NV, 2.43%, 2/1/21(c)	963,169
625,000	Anheuser-Busch InBev NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	643,582
465,000	PepsiCo, Inc., 1.25%, 4/30/18^	464,241

		3,238,503

Building Products (0.0%):
280,000	Lennox International, Inc., 3.00%, 11/15/23, Callable 9/15/23 @ 100	279,579

Capital Markets (0.6%):
1,865,000	Bank of New York Mellon Corp. (The), Series E, 4.95%, 12/29/49, Callable 6/20/20 @ 100(c)	1,945,195
1,060,000	Bank of New York Mellon Corp. (The), 4.62%, 12/29/49, Callable 9/20/26 @ 100(c)	1,069,116
970,000	MSCI, Inc., 5.25%, 11/15/24, Callable 11/15/19 @ 102.63(b)	1,028,200
810,000	MSCI, Inc., 5.75%, 8/15/25, Callable 8/15/20 @ 102.88(b)	877,327
1,355,000	State Street Corp., Series F, 5.25%, 12/31/49, Callable 9/15/20 @ 100(c)	1,429,525

		6,349,363

Chemicals (0.2%):
1,400,000	Cytec Industries, Inc., 3.95%, 5/1/25, Callable 2/1/25 @ 100	1,408,851
570,000	Ecolab, Inc., 2.00%, 1/14/19^	572,483

		1,981,334

Communications Equipment (0.0%):
260,000	Harris Corp., 2.00%, 4/27/18	260,355

Consumer Finance (0.8%):
360,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	361,972
1,150,000	Ford Motor Credit Co. LLC, 1.74%, 9/8/17(c)	1,150,344
700,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	700,049
1,435,000	Ford Motor Credit Co. LLC, 1.79%, 12/6/17(c)	1,436,176
835,000	Ford Motor Credit Co. LLC, 2.15%, 1/9/18	837,836
1,165,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	1,194,800
1,420,000	Ford Motor Credit Co. LLC, 2.38%, 3/12/19	1,426,433
1,865,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19^	1,877,396

		8,985,006

Containers & Packaging (0.5%):
3,225,000	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 8/7/17 @ 102.88	3,300,272
233,329	Beverage Packaging Holdings Luxemberg, 6.87%, 2/15/21, Callable 8/7/17 @ 102.29(c)	239,745
1,560,000	Reynolds Group Issuer, Inc., 4.66%, 7/15/21, Callable 8/7/17 @ 102^(b)(c)	1,585,350
105,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 7/15/19 @ 102.56(b)	109,069

		5,234,436

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Consumer Services (0.1%):
$937,000	Service Corp. International, 5.38%, 5/15/24, Callable 5/15/19 @ 102.69	$989,613

Diversified Telecommunication Services (0.4%):
970,000	Level 3 Communications, Inc., 5.38%, 8/15/22, Callable 8/15/17 @ 102.69	999,100
1,310,000	Level 3 Financing, Inc., 5.63%, 2/1/23, Callable 2/1/18 @ 102.81^	1,362,400
1,225,000	Verizon Communications, 3.13%, 3/16/22^	1,243,080
1,225,000	Verizon Communications, 2.25%, 3/16/22(c)	1,239,383

		4,843,963

Electric Utilities (0.7%):
1,225,000	Edison International, 2.13%, 4/15/20	1,226,352
500,000	NSTAR Electric Co., 3.20%, 5/15/27, Callable 2/15/27 @ 100	503,260
1,240,000	Pacific Gas & Electric, 3.30%, 3/15/27, Callable 12/15/26 @ 100	1,267,660
15,575	SCE Trust I, 0.90%, 12/31/49, Perpetual Bond^	391,244
2,130	SCE Trust II, 0.80%, 12/31/49, Perpetual Bond^	53,996
23,272	SCE Trust III, Series H, 0.82%, 12/31/49, Perpetual Bond^	653,478
1,140,000	Southern Co., 1.55%, 7/1/18	1,137,000
610,000	Southern Co., 1.85%, 7/1/19	607,636
365,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100	367,037
855,000	Virginia Electric & Power Co., Series A, 3.50%, 3/15/27, Callable 12/15/26 @ 100	879,150

		7,086,813

Electronic Equipment, Instruments & Components (0.1%):
260,000	Amphenol Corp., 1.55%, 9/15/17	259,939
750,000	Amphenol Corp., 2.20%, 4/1/20	751,975
375,000	Amphenol Corp., 3.20%, 4/1/24, Callable 2/1/24 @ 100	378,821

		1,390,735

Equity Real Estate Investment Trusts (2.0%):
1,420,000	American Tower Corp., 3.30%, 2/15/21, Callable 1/15/21 @ 100	1,457,096
2,530,000	Crown Castle International Corp., 4.88%, 4/15/22	2,763,838
3,895,000	Crown Castle International Corp., 5.25%, 1/15/23	4,326,717
2,335,000	Iron Mountain, Inc., 6.00%, 10/1/20, Callable 10/1/17 @ 103(b)	2,416,725
815,000	Iron Mountain, Inc., 4.38%, 6/1/21, Callable 6/1/18 @ 102.19(b)	845,563
325,000	Iron Mountain, Inc., 6.00%, 8/15/23, Callable 8/15/18 @ 103^	345,313
1,773,000	Iron Mountain, Inc., 5.75%, 8/15/24, Callable 8/15/17 @ 102.88	1,808,460
3,620,000	SBA Communications Corp., 4.88%, 7/15/22, Callable 8/7/17 @ 103.66	3,728,599

Continued

4

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$4,175,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 9/1/19 @ 103.66	$4,248,062

		21,940,373

Food & Staples Retailing (0.0%):
340,000	Kroger Co. (The), 2.00%, 1/15/19	339,688

Food Products (0.1%):
645,000	B&G Foods, Inc., 4.63%, 6/1/21, Callable 8/7/17 @ 102.31	658,706
145,000	TreeHouse Foods, Inc., 6.00%, 2/15/24, Callable 2/15/19 @ 104.5(b)	154,425

		813,131

Gas Utilities (0.1%):
825,000	Southern Calif Gas Co., 3.20%, 6/15/25, Callable 3/15/25 @ 100	842,803

Health Care Equipment & Supplies (0.8%):
1,080,000	Becton Dickinson & Co., 2.25%, 6/6/22(c)	1,082,461
1,105,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100	1,107,526
706,000	Becton, Dickinson & Co., 2.68%, 12/15/19	714,644
3,145,000	Hologic, Inc., 5.25%, 7/15/22, Callable 7/15/18 @ 102.63	3,302,250
1,185,000	Medtronic plc, 1.50%, 3/15/18	1,185,254
570,000	Medtronic plc, 2.50%, 3/15/20	578,260
270,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	276,075

		8,246,470

Health Care Providers & Services (2.3%):
3,695,000	Centene Corp., 5.63%, 2/15/21, Callable 2/15/18 @ 102.81	3,852,037
1,285,000	Centene Corp., 4.75%, 5/15/22, Callable 5/15/19 @ 102.38	1,341,219
2,102,000	Centene Corp., 6.13%, 2/15/24, Callable 2/15/19 @ 104.59	2,272,640
1,350,000	Centene Corp., 4.75%, 1/15/25, Callable 1/15/20 @ 103.56	1,387,125
2,623,000	Fresenius Medical Care, 5.63%, 7/31/19(b)	2,773,822
1,510,000	Fresenius Medical Care, 5.88%, 1/31/22(b)	1,672,325
305,000	Fresenius Medical Care AG & Co. KGaA, 5.75%, 2/15/21(b)	333,594
2,295,000	HCA, Inc., 8.00%, 10/1/18	2,467,125
900,000	HCA, Inc., 3.75%, 3/15/19	918,000
1,185,000	HCA, Inc., 4.25%, 10/15/19	1,229,438
5,655,000	HCA, Inc., 6.50%, 2/15/20	6,171,018
340,000	UnitedHealth Group, Inc., 1.40%, 12/15/17	339,900
150,000	Universal Health Services, 3.75%, 8/1/19(b)	153,000

		24,911,243

Health Care Technology (0.2%):
2,628,413	Change Healthcare Holdings LLC, 3.97%, 2/3/24, Callable 8/6/17 @ 101(c)	2,627,309

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure (1.3%):
$3,085,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75(b)	$3,258,530
385,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp / Millennium Op, 5.38%, 4/15/27, Callable 4/15/22 @ 102.69(b)	406,175
751,000	Cedar Fair, LP / Canada’s Wonderland Co., 5.38%, 6/1/24, Callable 6/1/19 @ 102.69	784,795
360,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24, Callable 9/1/19 @ 102.13(b)	364,950
375,000	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/1/24, Callable 6/1/19 @ 103.75^(b)	390,938
375,000	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/1/26, Callable 6/1/21 @ 102.63(b)	394,688
2,570,000	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27, Callable 6/1/22 @ 102.38(b)	2,624,612
135,000	McDonald’s Corp., 2.10%, 12/7/18	135,760
585,000	Yum! Brands, Inc., 6.25%, 3/15/18	602,550
425,000	Yum! Brands, Inc., 5.30%, 9/15/19	448,375
1,270,000	Yum! Brands, Inc., 3.88%, 11/1/20, Callable 8/1/20 @ 100	1,309,688
2,425,000	Yum! Brands, Inc., 3.75%, 11/1/21, Callable 8/1/21 @ 100^	2,485,624
1,065,000	Yum! Brands, Inc., 3.88%, 11/1/23, Callable 8/1/23 @ 100^	1,051,688
100,000	Yum! Brands, Inc., 6.88%, 11/15/37	108,000
165,000	Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	148,913

		14,515,286

Household Products (0.1%):
750,000	Spectrum Brand, Inc., 6.63%, 11/15/22, Callable 11/15/17 @ 103.31	785,625
350,000	Spectrum Brands, Inc., 6.13%, 12/15/24, Callable 12/15/19 @ 103.06	374,938

		1,160,563

Insurance (0.4%):
2,835,000	Hub International, Ltd., 7.88%, 10/1/21, Callable 8/7/17 @ 105.91(b)	2,955,487
530,000	Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 2/6/20 @ 100	532,716
530,000	Marsh & McLennan Cos., Inc., 2.75%, 1/30/22, Callable 12/30/21 @ 100^	535,178
200,000	Marsh & McLennan Cos., Inc., 3.30%, 3/14/23, Callable 1/14/23 @ 100	205,544

		4,228,925

Internet & Direct Marketing Retail (0.4%):
1,800,000	Amazon.com, Inc., 2.60%, 12/5/19, Callable 11/5/19 @ 100^	1,833,898
255,000	Netflix, Inc., 5.88%, 2/15/25^	282,413

Continued

5

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Internet & Direct Marketing Retail, continued
$2,715,000	Netflix, Inc., 4.38%, 11/15/26^(b)	$2,708,212

		4,824,523

IT Services (0.4%):
1,190,000	Fiserv, Inc., 2.70%, 6/1/20, Callable 5/1/20 @ 100	1,204,021
200,000	Fiserv, Inc. TL Unsec, 1.63%, 10/25/18(c)(d)	199,000
3,125,000	Visa, Inc., 1.20%, 12/14/17	3,123,428

		4,526,449

Machinery (0.3%):
595,000	Caterpillar Financial Services Corp., Series G, 1.25%, 11/6/17^	594,583
695,000	Caterpillar Financial Services Corp., 2.25%, 12/1/19, MTN	702,173
1,060,000	CNH Industrial Capital LLC, 3.63%, 4/15/18^	1,069,328
465,000	CNH Industrial Capital LLC, 3.88%, 7/16/18^	472,673
105,000	Fortive Corp., 1.80%, 6/15/19	104,247
125,000	Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 2/15/19 @ 107.13^	145,000
200,000	Xylem, Inc., 3.25%, 11/1/26, Callable 8/1/26 @ 100	199,158

		3,287,162

Media (1.6%):
450,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/15/18 @ 104.03(b)	468,281
275,000	CCO Holdings LLC, 5.25%, 3/15/21, Callable 8/7/17 @ 102.63	282,563
2,035,000	CCO Holdings LLC, 5.25%, 9/30/22, Callable 9/30/17 @ 102.63	2,094,828
1,525,000	CCO Holdings LLC, 5.13%, 2/15/23, Callable 2/15/18 @ 102.56	1,573,609
350,000	CCO Holdings LLC, 5.13%, 5/1/23, Callable 5/1/18 @ 103.84(b)	367,500
970,000	CCO Holdings LLC, 5.75%, 9/1/23, Callable 3/1/18 @ 102.88	1,011,225
875,000	CCO Holdings LLC, 5.75%, 1/15/24, Callable 7/15/18 @ 102.88	922,031
810,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 4/1/19 @ 104.41(b)	864,675
1,584,000	Cequel Communications Holdings I LLC, 6.38%, 9/15/20, Callable 8/7/17 @ 103.19(b)	1,615,680
488,550	Charter Communications Operating LLC, 3.31%, 7/1/20(c)	489,771
720,000	Charter Communications Operating LLC, 3.58%, 7/23/20, Callable 6/23/20 @ 100	744,030
55,000	COX Communications, Inc., 6.25%, 6/1/18(b)	57,028
1,450,000	Dish DBS Corp., 4.63%, 7/15/17	1,448,188
160,000	Dish DBS Corp., 4.25%, 4/1/18	162,051
395,000	Lamar Media Corp., 5.88%, 2/1/22, Callable 8/7/17 @ 102.94	407,838
85,000	Sirius XM Radio, Inc., 4.25%, 5/15/20, Callable 7/27/17 @ 101.06(b)	85,975

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$810,000	Sirius XM Radio, Inc., 5.75%, 8/1/21, Callable 8/4/17 @ 102.88(b)	$836,325
1,850,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 7/15/19 @ 103(b)	1,965,625
1,385,000	Time Warner Cable LLC, 6.75%, 7/1/18	1,448,998

		16,846,221

Multiline Retail (0.2%):
1,800,000	Dollar Tree, Inc., 5.75%, 3/1/23, Callable 3/1/18 @ 104.31	1,899,540

Multi-Utilities (0.7%):
1,020,000	Berkshire Hathaway Energy Co., 2.40%, 2/1/20, Callable 1/1/20 @ 100	1,028,873
325,000	CMS Energy Corp., 8.75%, 6/15/19	365,062
150,000	Dominion Resources, Inc., 2.96%, 7/1/19(c)	152,243
2,625,000	DTE Energy Co., 3.80%, 3/15/27, Callable 12/15/26 @ 100	2,683,429
1,895,000	NiSource Finance Corp., 3.49%, 5/15/27, Callable 2/15/27 @ 100	1,908,040
1,305,000	NiSource Finance Corp., 4.38%, 5/15/47, Callable 11/15/46 @ 100	1,345,569

		7,483,216

Oil, Gas & Consumable Fuels (1.2%):
1,390,000	Chevron Corp., 1.37%, 3/2/18	1,389,644
1,005,000	Concho Resources, Inc., 5.50%, 10/1/22, Callable 10/1/17 @ 102.75	1,031,381
2,965,000	Concho Resources, Inc., 5.50%, 4/1/23, Callable 10/1/17 @ 102.75^	3,046,537
350,000	Diamondback Energy, Inc., 4.75%, 11/1/24, Callable 11/1/19 @ 103.56(b)	348,250
100,000	Enbridge Energy Partners LP, Series B, 6.50%, 4/15/18	103,547
150,000	EQT Corp., 6.50%, 4/1/18	154,900
305,000	EQT Corp., 8.13%, 6/1/19	336,562
860,000	Matador Resources Co., 6.88%, 4/15/23, Callable 4/15/18 @ 105.16	892,250
630,000	Range Resources Corp., 5.00%, 8/15/22, Callable 5/15/22 @ 100(b)	618,975
2,030,000	Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100^(b)	1,984,325
990,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100^	940,500
395,000	Targa Resources Partners LP, 4.13%, 11/15/19, Callable 8/7/17 @ 102.06^	399,444
755,000	Targa Resources Partners LP, 5.25%, 5/1/23, Callable 11/1/17 @ 102.63	773,875
1,510,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 5/15/18 @ 102.13	1,474,138

		13,494,328

Pharmaceuticals (0.4%):
705,000	Eli Lilly & Co., 1.25%, 3/1/18	704,278
505,000	Johnson & Johnson, 1.13%, 11/21/17^	504,650

Continued

6

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals, continued
$2,672,000	Pfizer, Inc., 1.20%, 6/1/18^	$2,667,003

		3,875,931

Real Estate Management & Development (0.1%):
790,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5	823,071

Road & Rail (0.1%):
860,000	Burlington North Santa Fe, 3.25%, 6/15/27, Callable 3/15/27 @ 100^	878,559

Software (0.9%):
9,250,000	Microsoft Corp., 3.30%, 2/6/27, Callable 11/6/26 @ 100^	9,528,157

Specialty Retail (0.3%):
130,000	AutoZone, Inc., 1.63%, 4/21/19	129,198
540,000	AutoZone, Inc., 2.50%, 4/15/21, Callable 3/15/21 @ 100	538,590
2,055,000	L Brands, Inc., 8.50%, 6/15/19	2,283,619

		2,951,407

Tobacco (0.3%):
1,000,000	Philip Morris International, Inc., 2.00%, 2/21/20	1,002,134
660,000	Philip Morris International, Inc., 1.59%, 2/21/20(c)	663,112
1,230,000	Philip Morris International, Inc., 2.63%, 2/18/22, Callable 1/18/22 @ 100^	1,238,366

		2,903,612

Total Corporate Bonds (Cost $196,196,447)		199,754,426

Foreign Bond (0.1%):
Diversified Telecommunication Services (0.1%):
1,365,000	UPC Holding BV, 6.38%, 9/15/22+(b)	1,628,410

Total Foreign Bond (Cost $1,537,995)		1,628,410

Yankee Dollars (2.3%):
Diversified Telecommunication Services (0.4%):
1,255,000	Virgin Media Communications, Ltd., 6.00%, 10/15/24, Callable 10/15/19 @ 103(b)	1,330,299
810,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/20 @ 102.63(b)	843,056
2,190,000	Ziggo Secured Finance BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(b)	2,236,538

		4,409,893

Health Care Equipment & Supplies (0.2%):
1,225,000	Medtronic Global Holdings, 1.70%, 3/28/19	1,225,776
715,000	Medtronic Global Holdings, 3.35%, 4/1/27	728,920

		1,954,696

Household Products (0.1%):
1,200,000	Reckitt Benckiser Treasury Services plc, 1.86%, 6/24/22(b)(c)	1,201,175

Insurance (0.1%):
735,000	Trinity Acquistion plc, 4.40%, 3/15/26, Callable 12/15/25 @ 100	767,500

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Media (0.6%):
$4,293,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 102.75(b)	$4,453,988
1,690,000	Unitymedia Kabelbw GMBH, 6.13%, 1/15/25, Callable 1/15/20 @ 103.06(b)	1,812,525

		6,266,513

Oil, Gas & Consumable Fuels (0.2%):
260,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	259,979
1,650,000	Shell International Finance BV, 1.63%, 5/11/20(c)	1,664,952

		1,924,931

Professional Services (0.2%):
1,580,000	IHS Markit, Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100(b)	1,705,405

Semiconductors & Semiconductor Equipment (0.5%):
6,555,000	NXP Funding BV/NXP Funding LLC, 3.75%, 6/1/18(b)	6,653,324
200,000	NXP Funding BV/NXP Funding LLC, 4.13%, 6/15/20(b)	210,064

		6,863,388

Total Yankee Dollars (Cost $24,580,223)		25,093,501

Securities Held as Collateral for Securities on Loan (10.8%):
117,197,814	AZL T. Rowe Price Capital Appreciation Fund Securities Lending Collateral Account(e)	117,197,814

Total Securities Held as Collateral for Securities on Loan (Cost $117,197,814)		117,197,814

Unaffiliated Investment Company (13.7%):
149,475,023	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.75%(f)	149,475,023

Total Unaffiliated Investment Company (Cost $149,475,023)		149,475,023

Total Investment Securities (Cost $1,076,433,708)(g) — 111.0%		1,207,630,810
Net other assets (liabilities) — (11.0)%		(120,796,014)

Net Assets — 100.0%		$1,086,834,796

Continued

7

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2017.

ADR—American Depositary Receipt

MTN—Medium Term Note

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $114,464,738.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	All or a portion of this security has been pledged as collateral for open derivative positions.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	Variable rate security. The rate presented represents the rate in effect at June 30, 2017. The date presented represents the final maturity date.

(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2017, these securities represent 0.02% of the net assets of the fund.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(f)	The rate represents the effective yield at June 30, 2017.

(g)	See Federal Tax Information listed in the Notes to the Financial Statements.

Over-the-counter options written as of June 30, 2017 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Alphabet, Inc.	Citibank	Call	840.00	USD	1/19/18	5	$(53,669)
Alphabet, Inc.	Citibank	Call	860.00	USD	1/19/18	5	(46,893)
Alphabet, Inc.	Citibank	Call	880.00	USD	1/19/18	28	(227,345)
Alphabet, Inc.	Deutsche Bank/Citibank	Call	900.00	USD	1/19/18	30/17	(327,266)
Alphabet, Inc.	Deutsche Bank/Citibank	Call	920.00	USD	1/19/18	17/35	(307,491)
Alphabet, Inc.	Deutsche Bank/Citibank	Call	940.00	USD	1/19/18	17/35	(258,584)
Amazon.com, Inc.	Deutsche Bank	Call	950.00	USD	1/19/18	50	(439,911)
Amazon.com, Inc.	Deutsche Bank/Citibank	Call	1000.00	USD	1/19/18	15/14	(184,369)
Amazon.com, Inc.	Deutsche Bank	Call	1080.00	USD	1/19/18	22	(78,107)
Amazon.com, Inc.	Deutsche Bank	Call	1100.00	USD	1/19/18	22	(66,839)
American Tower Corp.	Citibank	Call	115.00	USD	1/19/18	97	(191,723)
American Tower Corp.	Citibank	Call	120.00	USD	1/19/18	97	(151,446)
Apple, Inc.	Citibank	Call	175.00	USD	1/19/18	158	(24,962)
Apple, Inc.	Citibank	Call	180.00	USD	1/19/18	158	(18,322)
Biogen Idec, Inc.	Citibank	Call	350.00	USD	1/19/18	37	(8,376)
Boeing Co. (The)	Merrill Lynch	Call	175.00	USD	1/19/18	272	(721,699)
Danaher Corp.	Deutsche Bank/Citibank	Call	90.00	USD	1/19/18	559/72	(100,928)
PNC Financial Services Group, Inc.	Credit Suisse First Boston/Royal Bank of Canada	Call	135.00	USD	1/19/18	208/88	(94,375)
UnitedHealth Group, Inc.	Royal Bank of Canada	Call	180.00	USD	1/19/18	255	(343,547)
Visa, Inc.	Citibank	Call	90.00	USD	1/19/18	453	(349,767)
Visa, Inc.	Citibank	Call	95.00	USD	1/19/18	917	(436,377)
Visa, Inc.	Citibank	Call	105.00	USD	1/19/18	272	(37,489)
Visa, Inc.	Citibank	Call	105.00	USD	1/18/19	57	(30,240)
Visa, Inc.	Citibank	Call	110.00	USD	1/18/19	57	(22,169)
Visa, Inc.	Citibank	Call	115.00	USD	1/18/19	57	(16,271)
Wells Fargo	JPMorgan Chase	Call	65.00	USD	1/19/18	459	(21,283)
Zoetis, Inc.	Deutsche Bank/Goldman Sachs	Call	60.00	USD	1/19/18	469/227	(343,909)
Zoetis, Inc.	Deutsche Bank/Goldman Sachs	Call	62.50	USD	1/19/18	225/227	(155,436)
Zoetis, Inc.	Deutsche Bank	Call	65.00	USD	1/19/18	225	(50,536)

Total (Premiums $2,811,194)							$(5,109,329)

Exchange-traded options written as of June 30, 2017 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
MasterCard, Inc.	Call	120.00	USD	1/19/18	16	$(12,680)
MasterCard, Inc.	Call	125.00	USD	1/19/18	7	(3,640)

Total (Premiums $10,174)						$(16,320)

See accompanying notes to the financial statements.

8

AZL T. Rowe Price Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investment securities, at cost	$1,076,433,708

Investment securities, at value*	$1,207,630,810
Cash	46,737
Interest and dividends receivable	3,828,926
Foreign currency, at value (cost $84)	91
Receivable for capital shares issued	875,961
Receivable for investments sold	6,810,146
Reclaims receivable	34,167
Prepaid expenses	685

Total Assets	1,219,227,523

Liabilities:
Payable for investments purchased	8,599,897
Payable for capital shares redeemed	507,939
Payable for collateral received on loaned securities	117,197,814
Written options (Premiums received $2,821,368)	5,125,649
Manager fees payable	626,623
Administration fees payable	30,588
Distribution fees payable	223,795
Custodian fees payable	8,388
Administrative and compliance services fees payable	5,341
Transfer agent fees payable	1,355
Trustee fees payable	10,939
Other accrued liabilities	54,399

Total Liabilities	132,392,727

Net Assets	$1,086,834,796

Net Assets Consist of:
Capital	$874,680,415
Accumulated net investment income/(loss)	20,184,941
Accumulated net realized gains/(losses) from investment transactions	63,075,020
Net unrealized appreciation/(depreciation) on investments	128,894,420

Net Assets	$1,086,834,796

Shares of beneficial interest (unlimited number of shares authorized, no par value)	60,513,369
Net Asset Value (offering and redemption price per share)	$17.96

*	Includes securities on loan of $114,464,738.

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$5,988,030
Interest	4,536,652
Income from securities lending	87,958
Foreign withholding tax	(55,102)

Total Investment Income	10,557,538

Expenses:
Manager fees	3,907,500
Administration fees	149,240
Distribution fees	1,302,500
Custodian fees	27,713
Administrative and compliance services fees	10,616
Transfer agent fees	4,350
Trustee fees	34,289
Professional fees	36,322
Shareholder reports	25,180
Other expenses	16,008

Total expenses before reductions	5,513,718
Less expenses voluntarily waived/reimbursed by the Manager	(260,508)

Net expenses	5,253,210

Net Investment Income/(Loss)	5,304,328

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	24,224,416
Net realized gains/(losses) on options contracts	4,115,718
Change in net unrealized appreciation/depreciation on investments	56,248,351

Net Realized/Unrealized Gains/(Losses) on Investments	84,588,485

Change in Net Assets Resulting From Operations	$89,892,813

See accompanying notes to the financial statements.

9

AZL T. Rowe Price Capital Appreciation Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$5,304,328	$13,264,138
Net realized gains/(losses) on investment transactions	28,340,134	38,064,595
Change in unrealized appreciation/depreciation on investments	56,248,351	37,441,240

Change in net assets resulting from operations	89,892,813	88,769,973

Distributions to Shareholders:
From net investment income	—	(9,617,172)
From net realized gains	—	(53,194,286)

Change in net assets resulting from distributions to shareholders	—	(62,811,458)

Capital Transactions:
Proceeds from shares issued	35,255,254	198,754,078
Proceeds from dividends reinvested	—	62,811,458
Value of shares redeemed	(35,659,107)	(441,083,789)

Change in net assets resulting from capital transactions	(403,853)	(179,518,253)

Change in net assets	89,488,960	(153,559,738)
Net Assets:
Beginning of period	997,345,836	1,150,905,574

End of period	$1,086,834,796	$997,345,836

Accumulated net investment income/(loss)	$20,184,941	$14,880,613

Share Transactions:
Shares issued	2,030,610	12,142,622
Dividends reinvested	—	3,877,250
Shares redeemed	(2,048,788)	(27,237,130)

Change in shares	(18,178)	(11,217,258)

See accompanying notes to the financial statements.

10

AZL T. Rowe Price Capital Appreciation Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$16.48		$16.04	$15.90	$15.84		$12.29		$10.98

Investment Activities:
Net Investment Income/(Loss)	0.09		0.21	0.11	0.11		0.07		0.13
Net Realized and Unrealized Gains/(Losses) on Investments	1.39		1.03	0.68	1.69		3.60		1.22

Total from Investment Activities	1.48		1.24	0.79	1.80		3.67		1.35

Dividends to Shareholders From:
Net Investment Income	—		(0.12)	(0.10)	(0.06)		(0.12)		(0.04)
Net Realized Gains	—		(0.68)	(0.55)	(1.68)		—		—

Total Dividends	—		(0.80)	(0.65)	(1.74)		(0.12)		(0.04)

Net Asset Value, End of Period	$17.96		$16.48	$16.04	$15.90		$15.84		$12.29

Total Return(a)	8.98	%(b)	7.84%	5.07%	11.7	7%	29.94%		12.32%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,086,835		$997,346	$1,150,906	$787,57	0	$519,24	8	$420,994
Net Investment Income/(Loss)(c)	1.02%		1.10%	0.98%	0.9	3%	0.44%		1.14%
Expenses Before Reductions(c)(d)	1.06%		1.05%	1.05%	1.0	5%	1.06%		1.07%
Expenses Net of Reductions(c)	1.01%		1.00%	1.00%	1.0	0%	1.01%		1.02%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.01%		1.00%	1.00%	1.0	0%	1.01	%(e)	1.03	%(e)
Portfolio Turnover Rate	27	%(b)	89%	73%	7	2%	122%		24%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

11

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

12

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The Schedule of Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Schedule of Portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $79 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $8,765 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions
Common Stocks	$85,954,950	$—	$—	$—	$85,954,950
Corporate Debt Securities	31,242,864	—	—	—	31,242,864

Total Securities Lending Transactions	117,197,814	—	—	—	117,197,814

Total Borrowings	$117,197,814	$—	$—	$—	$117,197,814

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$117,197,814

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2017, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

13

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2017, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses are reported as “Net realized gains/(losses) on options contracts” on the Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2017:

	Number of Contracts	Cost
Options outstanding at December 31, 2016	606	$163,263
Options purchased	—	—
Options exercised	—	—
Options expired	—	—
Options closed	(606)	(163,263)

Options outstanding at June 30, 2017	—	$—

The Fund had the following transactions in written call and put options during the period ended June 30, 2017:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2016	(19,633)	$(5,477,360)
Options written	(5,503)	(2,035,838)
Options exercised	—	—
Options expired	42	5,772
Options closed	19,113	4,686,058
Options outstanding at June 30, 2017	(5,981)	$(2,821,368)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk Exposure

Equity Contracts	Investment Securities, at value (purchased options)	$—	Written Options	$(5,125,649)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on options contracts/ Change in unrealized appreciation/depreciation on investments	$4,115,718	$(2,824,109)

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting

14

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

agreements at June 30, 2017. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017.

At June 30, 2017, the Fund’s derivative assets and liabilities by type were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Option contracts	$—	$5,125,649

Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	5,125,649
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	(16,320)

Total assets and liabilities subject to a MNA	$—	$5,109,329

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2017:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Citibank	$2,214,956	$—	$—	$—	$2,214,956
Credit Suisse	66,318	—	—	—	66,318
Deutsche Bank	1,523,241	—	—	—	1,523,241
Goldman Sachs	190,228	—	—	—	190,228
JPMorgan Chase	21,283	—	—	—	21,283
Merrill Lynch	721,699	—	—	—	721,699
Royal Bank of Canada	371,604	—	—	—	371,604

Total	$5,109,329	$—	$—	$—	$5,109,329

*	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to an amended and restated subadvisory agreement, effective November 15, 2013, with T. Rowe Price Associates, Inc. (“T. Rowe Price”), T. Rowe Price provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Prior to November 15, 2013, the Fund was subadvised by Davis Selected Advisors, L.P. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL T. Rowe Price Capital Appreciation Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on all assets. After April 30, 2018 the manager reserves the right to increase the management fee to the amount shown in the table at any time.

15

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $6,173 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

During the period ended June 30, 2017, the Fund paid approximately 336 to affiliated broker/dealers of the Subadvisor on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

16

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Asset Backed Securities	$—	$1,924,116	$1,924,116
Bank Loans	—	12,485,505	12,485,505
Common Stocks
Oil, Gas & Consumable Fuels	9,047,108	6,871,126	15,918,234
Pharmaceuticals	21,232,050	3,742,942	24,974,992
Professional Services	3,512,593	5,417,262	8,929,855
Tobacco	31,743,500	8,448,408	40,191,908
Other Common Stocks+	578,225,917	—	578,225,917
Convertible Preferred Stocks
Banks	—	2,314,356	2,314,356
Multi-Utilities	—	4,016,851	4,016,851
Other Convertible Preferred Stocks+	8,295,779	—	8,295,779
Corporate Bonds
Electric Utilities	1,098,718	5,988,095	7,086,813
Other Corporate Bonds+	—	192,667,613	192,667,613
Foreign Bond	—	1,628,410	1,628,410
Preferred Stocks	17,204,123	—	17,204,123
Yankee Dollars+	—	25,093,501	25,093,501
Securities Held as Collateral for Securities on Loan	—	117,197,814	117,197,814
Unaffiliated Investment Company	149,475,023	—	149,475,023

Total Investment Securities	819,834,811	387,795,999	1,207,630,810

Other Financial Instruments:*
Written Options	$(16,320)	$(5,109,329)	$(5,125,649)

Total Investments	$819,818,491	$382,686,670	$1,202,505,161

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL T. Rowe Price Capital Appreciation Fund	$246,210,967	$305,588,216

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2017 are identified below.

17

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

AZL T. Rowe Price Capital Appreciation Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Fiserv, Inc. TL Unsec, 10/25/18	3/22/17	$200,014	$200,000	$199,000	0.02%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $1,080,761,618. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$134,928,094
Unrealized (depreciation)	(8,058,902)

Net unrealized appreciation/(depreciation)	$126,869,192

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL T. Rowe Price Capital Appreciation Fund	$22,575,788	$40,235,670	$62,811,458

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL T. Rowe Price Capital Appreciation Fund	$14,880,613	$39,425,916	$—	$67,955,039	$122,261,568

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

18

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2017.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

10. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

19

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

20

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date 8/25/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date 8/25/17

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date 8/25/17